UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—October 31, 2019

Item 1: Reports to Shareholders

Annual Report | October 31, 2019 Vanguard Municipal Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
About Your Fund’s Expenses	2
Financial Statements	5

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended October 31, 2019
	Beginning Account Value	Ending Account Value	Expenses Paid During
Municipal Money Market Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return	$1,000.00	$1,007.01	$0.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.45	0.77

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

3

Municipal Money Market Fund

Largest Area Concentrations

As of October 31, 2019

Texas	16.5%
New York	7.7
Illinois	4.1
New Jersey	4.1
Massachusetts	3.8
Tennessee	3.8
Florida	3.7
South Carolina	3.4
Michigan	3.2
Wisconsin	3.2
Top Ten	53.5%

4

Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.2%)
Alabama (0.2%)
1	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	1.150%	11/7/19		5,000	5,000
1	Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		9,000	9,000
1	UAB Medicine Finance Authority AL Revenue TOB VRDO	1.160%	11/7/19		12,485	12,485
						26,485
Alaska (0.1%)
1	Alaska Housing Finance Corp. Home Mortgage Revenue TOB VRDO	1.150%	11/7/19		7,500	7,500
	Anchorage AK GO	5.000%	9/1/20		5,100	5,256
						12,756
Arizona (1.1%)
1	Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	1.150%	11/7/19		21,000	21,000
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.080%	11/7/19	LOC	6,095	6,095
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.080%	11/7/19	LOC	13,132	13,132
1	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	1.140%	11/7/19		5,730	5,730
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) VRDO	1.130%	11/7/19		95,100	95,100
1	Mesa AZ Utility System Revenue TOB PUT	1.240%	12/12/19		11,895	11,895
1	Salt River Project Arizona Agricultural Improvement & Power District Revenue PUT	1.250%	11/7/19		15,940	15,940
1	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	1.150%	11/7/19		4,000	4,000
1	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	1.150%	11/7/19		5,650	5,650

5

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Tempe AZ Union High School District No. 213 GO TOB VRDO	1.150%	11/7/19		6,840	6,840
1	University of Arizona Revenue TOB VRDO	1.150%	11/7/19		6,715	6,715
						192,097
Arkansas (0.2%)
1	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	1.170%	11/7/19	LOC	35,625	35,625

California (1.1%)
	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	1.200%	11/7/19	LOC	1,175	1,175
1	BlackRock MuniYield California Fund Inc. VRDP VRDO	1.210%	11/7/19		58,300	58,300
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.130%	11/7/19		5,000	5,000
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.130%	11/7/19		7,700	7,700
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.140%	11/7/19		3,660	3,660
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.140%	11/7/19		250	250
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.330%	2/5/20		15,500	15,500
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.260%	3/3/20		10,000	10,000
1,2	FHLMC Multifamily Certificate TOB VRDO	1.220%	11/7/19		43,630	43,630
1	Foothill-De Anza CA Community College District GO TOB VRDO	1.150%	11/7/19		7,500	7,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.140%	11/7/19		3,100	3,100
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.210%	11/7/19	LOC	20,000	20,000
1	Regents of the University of California Revenue TOB VRDO	1.150%	11/7/19		7,600	7,600
1	San Mateo County CA Community College District GO TOB VRDO	1.150%	11/7/19		8,810	8,810
1	West Valley-Mission CA Community College District GO TOB VRDO	1.150%	11/7/19		8,500	8,500
						200,725
Colorado (1.8%)
1	Adams CO 12 Five Star Schools GO TOB VRDO	1.150%	11/7/19	LOC	12,500	12,500
1	Adams County CO COP TOB VRDO	1.170%	11/7/19		6,825	6,825
1	Adams County CO School District GO VRDO	1.150%	11/7/19	LOC	6,410	6,410
1	Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	1.170%	11/7/19	(Prere.)	9,750	9,750
1	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000

6

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	1.150%	11/7/19		4,775	4,775
1	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	1.150%	11/7/19		12,690	12,690
1	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	1.150%	11/7/19		2,120	2,120
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.150%	11/7/19		13,635	13,635
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.150%	11/7/19		6,750	6,750
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.150%	11/7/19		20,295	20,295
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.160%	11/7/19		7,175	7,175
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.100%	11/7/19		12,500	12,500
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.130%	11/7/19		3,035	3,035
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.130%	11/7/19		3,110	3,110
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.150%	11/7/19		25,000	25,000
1	Colorado Housing & Finance Authority Single Family Mortgage Revenue TOB VRDO	1.150%	11/7/19		7,310	7,310
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.090%	11/7/19		5,670	5,670
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.130%	11/7/19		11,285	11,285
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.140%	11/7/19		17,420	17,420
1	Colorado Springs CO Utility System Revenue TOB VRDO	1.150%	11/7/19		9,810	9,810
1	Denver CO Airport System Revenue TOB VRDO	1.200%	11/7/19	LOC	2,190	2,190
1	Denver CO Airport System Revenue TOB VRDO	1.200%	11/7/19	LOC	1,840	1,840
1,3	Denver CO City & County Airport Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	12/2/19	LOC	5,000	5,000
1	Denver CO City & County Airport System Revenue TOB VRDO	1.200%	11/7/19	LOC	3,250	3,250
1	Denver CO City & County Airport System Revenue TOB VRDO	1.200%	11/7/19	LOC	4,790	4,790
1	Denver CO City & County Board of Water Commissioners Water Revenue TOB PUT	1.240%	12/5/19		6,715	6,715
1	Denver CO City & County CoP TOB VRDO	1.210%	11/7/19		4,930	4,930

7

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Denver CO City & County Dedicated Tax Revenue TOB VRDO	1.150%	11/7/19		5,000	5,000
1	University of Colorado Hospital Authority Revenue TOB PUT	1.240%	12/19/19		11,035	11,035
1	University of Colorado Hospital Authority Revenue TOB VRDO	1.150%	11/7/19		80,705	80,705
						328,520
Connecticut (1.1%)
1	Connecticut GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Connecticut GO VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	1.150%	11/7/19		8,000	8,000
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	1.130%	11/7/19		72,200	72,200
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.100%	11/7/19	LOC	16,670	16,670
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.100%	11/7/19		26,750	26,750
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.100%	11/7/19		4,455	4,455
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.100%	11/7/19		19,240	19,240
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.110%	11/7/19		6,875	6,875
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.120%	11/7/19		10,000	10,000
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.140%	11/7/19		24,900	24,900
1,3	Connecticut Special Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	1.300%	4/1/20	LOC	8,000	8,000
						207,090
Delaware (0.1%)
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20		5,000	5,122
1	Delaware Transportation Authority Transportation System Revenue TOB PUT	1.240%	12/19/19		9,550	9,550
						14,672
District of Columbia (1.2%)
1	District of Columbia GO PUT	1.240%	1/30/20		8,360	8,360
1	District of Columbia GO TOB PUT	1.250%	11/28/19		4,000	4,000
1	District of Columbia GO TOB VRDO	1.150%	11/7/19	LOC	40,700	40,700
1	District of Columbia GO TOB VRDO	1.150%	11/7/19	LOC	7,500	7,500
1	District of Columbia Housing Finance Agency Revenue TOB VRDO	1.160%	11/7/19		6,845	6,845

8

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	District of Columbia Income Tax Revenue TOB VRDO	1.150%	11/7/19		7,855	7,855
1	District of Columbia Income Tax Revenue TOB VRDO	1.150%	11/7/19		11,250	11,250
	District of Columbia Revenue (Georgetown University) VRDO	1.110%	11/7/19	LOC	1,425	1,425
	District of Columbia Revenue (MedStar Health, Inc.) VRDO	1.120%	11/7/19	LOC	1,665	1,665
	District of Columbia Revenue (The Pew Charitable Trust) VRDO	1.140%	11/7/19	LOC	7,550	7,550
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB PUT	1.250%	11/28/19		9,710	9,710
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.140%	11/7/19		6,190	6,190
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.140%	11/7/19		3,750	3,750
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.150%	11/7/19		9,740	9,740
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.150%	11/7/19		6,650	6,650
	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	1.110%	11/7/19		10,000	10,000
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	1.150%	11/7/19	LOC	49,555	49,555
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	1.150%	11/7/19	LOC	13,340	13,340
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue CP	1.380%	11/21/19	LOC	5,000	5,000
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue CP	1.370%	12/18/19	LOC	4,000	4,000
						215,085
Florida (3.7%)
1	Broward County FL Airport System Revenue TOB VRDO	1.150%	11/7/19	LOC	31,335	31,335
1,3	Broward County FL Port Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	3/2/20	LOC	5,000	5,000
1	Clearwater FL Water & Sewer Revenue TOB PUT	1.240%	11/29/19		6,500	6,500
	Collier County FL Industrial Development Authority Revenue (Ave Maria Utility Co. LLLP) VRDO	1.140%	11/7/19	LOC	13,115	13,115
1	Florida Board of Education Public Education Capital Outlay GO TOB PUT	1.240%	12/12/19		5,000	5,000
1	Florida Board of Education Public Education Capital Outlay GO TOB PUT	1.240%	12/19/19		3,620	3,620
1	Florida Board of Education Public Education Capital Outlay GO TOB PUT	1.240%	1/2/20		4,510	4,510
1	Florida Department of Transportation GO TOB PUT	1.240%	12/12/19		21,810	21,810
1	Florida Department of Transportation GO TOB VRDO	1.140%	11/7/19		3,815	3,815

9

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corporation Surface Transportation Facility Revenue Bonds (Virgin Trains USA Passenger Rail Project), Series 2019B PUT	1.900%	3/17/20		75,000	75,000
1	Florida Housing Finance Corp. Revenue TOB VRDO	1.180%	11/7/19		3,000	3,000
1	Florida Housing Finance Corp. TOB VRDO	1.150%	11/7/19		7,485	7,485
1	Florida Housing Finance Corp. TOB VRDO	1.150%	11/7/19		6,985	6,985
1	Florida Housing Finance Corp. TOB VRDO	1.150%	11/7/19		5,000	5,000
1	Florida Turnpike Authority Revenue PUT	1.240%	1/30/20		10,825	10,825
1	Gainesville FL Utilities System Revenue TOB PUT	1.300%	11/7/19		26,925	26,925
1,3	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	4/1/20	LOC	5,000	5,000
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	1.150%	11/7/19		12,000	12,000
	Halifax Hospital Medical Center Florida Hospital Revenue VRDO	1.180%	11/7/19	LOC	1,900	1,900
1	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	1.150%	11/7/19		4,000	4,000
1	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	1.180%	11/7/19		3,300	3,300
1,3	Hillsborough FL Solid Waste & Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.320%	3/2/20	LOC	5,000	5,000
1	Lee Memorial Health System Florida Hospital Revenue TOB VRDO	1.170%	11/7/19	LOC	5,250	5,250
1	Miami Beach FL GO TOB VRDO	1.150%	11/7/19		13,295	13,295
1	Miami Beach FL Resort Tax Revenue TOB VRDO	1.160%	11/7/19		10,000	10,000
1	Miami Beach FL Resort Tax Revenue TOB VRDO	1.170%	11/7/19		3,750	3,750
1	Miami Beach FL Resort Tax Revenue TOB VRDO	1.170%	11/7/19		6,665	6,665
	Miami Dade County FL Seaport A1 CP	1.550%	11/5/19	LOC	7,000	7,000
	Miami Dade County FL Seaport A1 CP	1.340%	12/10/19	LOC	51,500	51,500
	Miami Dade County FL Seaport A1 CP	1.300%	3/17/20	LOC	10,000	10,000
1	Miami-Dade County FL Building Better Communities GO TOB VRDO	1.150%	11/7/19		10,530	10,530
1	Miami-Dade County FL Building Better Communities GO TOB VRDO	1.150%	11/7/19	LOC	31,190	31,190
1	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	1.160%	11/7/19	LOC	4,000	4,000
	Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	1.140%	11/7/19	LOC	10,000	10,000
	Miami-Dade County FL Seaport Revenue VRDO	1.130%	11/7/19	LOC	40,320	40,320
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	1.160%	11/7/19		7,600	7,600
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	1.170%	11/7/19		6,810	6,810

10

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	1.180%	11/7/19		2,000	2,000
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.170%	11/7/19		7,500	7,500
1	Miami-Dade FL Transit Sales Surtax Revenue TOB VRDO	1.150%	11/7/19		8,250	8,250
	Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	1.090%	11/7/19	LOC	7,080	7,080
1	Orange County FL Sales Tax Revenue TOB VRDO	1.150%	11/7/19		10,230	10,230
1	Orange County FL Tourist Development Revenue TOB VRDO	1.150%	11/7/19		16,665	16,665
1	Orlando & Orange County FL Expressway Authority Revenue TOB VRDO	1.150%	11/7/19	LOC	41,590	41,590
	Orlando FL Utility Commission Utility System Revenue VRDO	1.140%	11/7/19		11,200	11,200
	Orlando FL Utility Commission Utility System Revenue VRDO	1.190%	11/7/19		14,800	14,800
1	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group) TOB VRDO	1.170%	11/7/19	LOC	4,900	4,900
	Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	1.160%	11/7/19	LOC	4,300	4,300
1	Reedy Creek FL Improvement District GO VRDO	1.150%	11/7/19	LOC	7,600	7,600
1	Tallahassee FL Memorial HealthCare Inc. TOB VRDO	1.170%	11/7/19	LOC	21,000	21,000
1	Tampa Bay FL Water Utility System Revenue TOB VRDO	1.150%	11/7/19		8,960	8,960
3	Tampa FL Health System Revenue (BayCare Health System), SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		13,500	13,500
1	Tampa FL Health System Revenue TOB VRDO	1.150%	11/7/19		4,800	4,800
1,3	Tampa-Hillsborough County FL Expressway Authority Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.320%	1/2/20	LOC	5,500	5,500
						668,910
Georgia (1.8%)
1	Atlanta GA Airport Passenger Facility Charge Revenue TOB VRDO	1.200%	11/7/19		3,300	3,300
1	Atlanta GA GO TOB VRDO	1.150%	11/7/19	LOC	10,000	10,000
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	1.150%	11/7/19		27,855	27,855
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	1.150%	11/7/19		6,670	6,670
1	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group) TOB VRDO	1.170%	11/7/19		3,000	3,000
1	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group) TOB VRDO	1.170%	11/7/19		6,300	6,300

11

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group) VRDO	1.090%	11/7/19		23,000	23,000
1	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	1.180%	11/7/19	LOC	12,335	12,335
1	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	1.180%	11/7/19	LOC	27,000	27,000
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.130%	11/7/19	LOC	25,000	25,000
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.130%	11/7/19	LOC	7,100	7,100
1	Dalton Whitfield County GA Development Authority Revenue (Hamilton Health Care System) TOB VRDO	1.160%	11/7/19		18,805	18,805
1	DeKalb County GA Water & Sewer Revenue TOB VRDO	1.150%	11/7/19		11,990	11,990
1	DeKalb County GA Water & Sewer Revenue TOB VRDO	1.150%	11/7/19		9,600	9,600
1	DeKalb GA Water & Sewerage Revenue TOB VRDO	1.150%	11/7/19	(4)	4,800	4,800
	Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	1.200%	11/7/19	LOC	50,600	50,600
1	Georgia Housing & Finance Authority Revenue TOB VRDO	1.150%	11/7/19		5,220	5,220
1	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB PUT	1.250%	11/14/19		12,000	12,000
	Municipal Electric Authority Georgia Revenue VRDO	1.100%	11/7/19	LOC	9,800	9,800
	Private Colleges & Universities Authority Georgia CP	1.270%	11/6/19		6,600	6,600
	Private Colleges & Universities Authority Georgia CP	1.380%	1/9/20		27,000	27,000
	Private Colleges & Universities Authority Georgia CP	1.260%	2/5/20		26,100	26,100
						334,075
Hawaii (0.5%)
1	Hawaii Airports System Revenue TOB VRDO	1.240%	11/7/19		10,080	10,080
3	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	5/28/20		18,655	18,655
3	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	5/28/20		35,770	35,770
1	Hawaii GO TOB PUT	1.240%	1/16/20		9,190	9,190
	Hawaii Housing Finance and Development Corp. Multi-Family Housing Revenue VRDO	1.110%	11/7/19	LOC	3,825	3,825
1	Honolulu HI City & County GO TOB VRDO	1.150%	11/7/19	LOC	7,350	7,350
						84,870

12

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Idaho (0.0%)
1	Idaho Building Authority Revenue (State Office Campus Project) TOB VRDO	1.170%	11/7/19		4,310	4,310

Illinois (4.1%)
	Channahon IL Revenue (Morris Hospital) VRDO	1.130%	11/7/19	LOC	6,130	6,130
1	Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	1.200%	11/7/19		12,000	12,000
	Chicago IL Midway Airport Revenue VRDO	1.170%	11/7/19	LOC	32,955	32,955
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.150%	11/7/19	LOC	6,950	6,950
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.200%	11/7/19	LOC	4,170	4,170
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.200%	11/7/19	(15)LOC	6,790	6,790
	Cook County IL Sales Tax Revenue VRDO	1.180%	11/7/19	LOC	21,000	21,000
	Du Page County IL Revenue (Morton Arboretum) VRDO	1.140%	11/7/19	LOC	27,100	27,100
	Illinois Development Finance Authority Revenue (Evanston Northwestern Healthcare Corp.) VRDO	1.350%	11/1/19		10,000	10,000
	Illinois Development Finance Authority Revenue VRDO	1.100%	11/7/19		24,000	24,000
	Illinois Educational Facilities Authority (Pooled Financing Program) CP	1.300%	12/3/19	LOC	25,000	25,000
1	Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	1.150%	11/7/19		5,850	5,850
	Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	1.080%	11/7/19		8,690	8,690
3	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		6,500	6,500
1	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	1.150%	11/7/19		2,250	2,250
1	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	1.150%	11/7/19		11,760	11,760
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	1.130%	11/7/19		45,170	45,170
1	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago) TOB VRDO	1.150%	11/7/19		10,000	10,000
	Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	1.120%	11/7/19	LOC	24,200	24,200
	Illinois Finance Authority Revenue (Evangelical Project) VRDO	1.120%	11/7/19	LOC	7,625	7,625
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	1.340%	1/16/20		38,500	38,500
1	Illinois Finance Authority Revenue (NorthShore University Health System) TOB VRDO	1.150%	11/7/19		9,375	9,375

13

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	1.150%	11/7/19		33,585	33,585
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	1.150%	11/7/19		9,000	9,000
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	1.150%	11/7/19		7,500	7,500
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.380%	11/1/19		24,650	24,650
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.120%	11/7/19		12,905	12,905
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.120%	11/7/19		6,000	6,000
1	Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	1.150%	11/7/19	(Prere.)	1,470	1,470
1	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	1.150%	11/7/19		6,665	6,665
1	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	1.170%	11/7/19	(Prere.)	30,825	30,825
	Illinois Finance Authority Revenue (University of Chicago) VRDO	1.080%	11/7/19		12,605	12,605
	Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	1.140%	11/7/19		13,830	13,830
	Illinois Housing Development Authority Revenue (Lakeshore Plaza) VRDO	1.180%	11/7/19		20,385	20,385
	Illinois Housing Development Authority Revenue (Larkin Village) VRDO	1.200%	11/7/19		10,570	10,570
1	Illinois Housing Development Authority Revenue TOB VRDO	1.150%	11/7/19		6,700	6,700
1	Illinois Toll Highway Authority Revenue TOB VRDO	1.150%	11/7/19	LOC	70,755	70,755
1	Illinois Toll Highway Authority Revenue TOB VRDO	1.170%	11/7/19		5,335	5,335
1	Illinois Toll Highway Authority Revenue TOB VRDO	1.180%	11/7/19		3,100	3,100
	Illinois Toll Highway Authority Revenue VRDO	1.110%	11/7/19	LOC	53,185	53,185
	Illinois Toll Highway Authority Revenue VRDO	1.130%	11/7/19		4,125	4,125
1	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	1.150%	11/7/19		34,385	34,385
1	Will County IL GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Will IL GO TOB VRDO	1.150%	11/7/19		20,280	20,280
1	Will IL GO TOB VRDO	1.150%	11/7/19		10,180	10,180
						749,050
Indiana (1.5%)
	Indiana Bond Bank Revenue	4.000%	1/3/20		13,500	13,549
	Indiana Finance Authority CP	1.350%	1/6/20		74,000	74,000
	Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	1.200%	11/7/19	LOC	33,140	33,140
1	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group) TOB VRDO	1.160%	11/7/19		2,500	2,500

14

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	1.180%	11/7/19	LOC	5,790	5,790
1	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	1.140%	11/7/19		16,000	16,000
1	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	1.170%	11/7/19		12,000	12,000
	Indiana Finance Authority Hospital Revenue (Indiana University Health) VRDO	1.200%	11/7/19	LOC	23,595	23,595
	Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	1.200%	11/7/19	LOC	23,645	23,645
	Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.080%	11/7/19		23,870	23,870
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	1.080%	11/7/19		7,000	7,000
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	1.080%	11/7/19		13,200	13,200
1	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project) TOB VRDO	1.200%	11/7/19		3,500	3,500
1	Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	1.240%	11/7/19		15,000	15,000
						266,789
Iowa (0.4%)
	Iowa Finance Authority Health Facilities Revenue (UnityPoint Health) VRDO	1.110%	11/7/19	LOC	16,825	16,825
	Iowa Finance Authority Revenue (Trinity Health) VRDO	1.110%	11/7/19		10,520	10,520
	Iowa Finance Authority Revenue (UnityPoint Health) VRDO	1.150%	11/7/19	LOC	20,900	20,900
	Iowa Finance Authority Single Family Mortgage Revenue VRDO	1.140%	11/7/19		20,000	20,000
	Iowa Finance Authority Single Family Mortgage Revenue VRDO	1.140%	11/7/19		6,000	6,000
						74,245
Kansas (0.6%)
1	Johnson County KS Water District Revenue TOB PUT	1.250%	11/7/19		12,425	12,425
1	Kansas Department of Transportation Highway Revenue TOB VRDO	1.150%	11/7/19		8,000	8,000
1	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	1.150%	11/7/19		7,425	7,425
1	University of Kansas Hospital Authority Health Facilities Revenue TOB VRDO	1.140%	11/7/19		7,105	7,105
1	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	1.140%	11/7/19		10,100	10,100
1	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	1.150%	11/7/19	LOC	7,500	7,500

15

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	1.250%	11/7/19		12,400	12,400
	Wyandotte County/Kansas City KS Unified Government GO	1.900%	3/1/20		44,400	44,400
						109,355
Kentucky (0.6%)
	Kentucky Economic Development Finance Authority Hospital Facilities Revenue (St. Elizabeth Medical Center Inc.) VRDO	1.100%	11/7/19	LOC	12,930	12,930
1	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	1.140%	11/7/19		6,945	6,945
1	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	1.150%	11/7/19		7,190	7,190
1	Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	1.150%	11/7/19	(Prere.)	6,130	6,130
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue BAN	4.000%	11/1/19		50,000	50,000
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue CP	1.280%	1/10/20		20,000	20,000
1	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue TOB PUT	1.240%	1/9/20		11,140	11,140
						114,335
Louisiana (1.1%)
1	Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	1.150%	11/7/19		8,250	8,250
1	Louisiana GO TOB VRDO	1.150%	11/7/19	LOC	10,000	10,000
1	Louisiana Public Facilities Authority Hospital Revenue (Touro Infirmary Project) TOB VRDO	1.170%	11/7/19	LOC	12,455	12,455
1	New Orleans LA Sewage Service Revenue TOB VRDO	1.150%	11/7/19	LOC	4,000	4,000
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.150%	11/7/19	LOC	55,440	55,440
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.150%	11/7/19	LOC	47,200	47,200
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.190%	11/7/19	LOC	34,300	34,300
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.190%	11/7/19	LOC	31,200	31,200
						202,845
Maine (0.2%)
	Maine Housing Authority Mortgage Revenue VRDO	1.160%	11/7/19		10,150	10,150
	Maine Housing Authority Mortgage Revenue VRDO	1.160%	11/7/19		14,000	14,000
1	Maine Housing Authority Mortgage Revenue TOB VRDO	1.150%	11/7/19		7,500	7,500
						31,650
Maryland (1.8%)
1	Agency Enhanced Affordable Housing Trust Maryland Revenue TOB VRDO	1.220%	11/7/19		25,690	25,690
1,3	Baltimore MD Project Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.320%	1/2/20	LOC	5,000	5,000
1	Baltimore MD Project Revenue TOB VRDO	1.150%	11/7/19		6,000	6,000
1	Baltimore MD Project Revenue TOB VRDO	1.150%	11/7/19		5,080	5,080

16

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	BlackRock Maryland Municipal Bond Trust VRDO	1.270%	11/7/19	LOC	3,600	3,600
1	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	1.150%	11/7/19		9,720	9,720
1	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	1.170%	11/7/19		7,890	7,890
1	Maryland Community Development Administration Revenue TOB VRDO	1.150%	11/7/19		3,920	3,920
	Maryland GO	5.000%	11/1/19		16,790	16,790
1	Maryland Health & Higher Educational Facilities Authority Pooled Loan Program Revenue VRDO	1.170%	11/7/19	LOC	3,965	3,965
1	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System) TOB VRDO	1.150%	11/7/19		6,665	6,665
1	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) TOB VRDO	1.150%	11/7/19		11,165	11,165
	Maryland Health & Higher Educational Facilities Authority Revenue VRDO	1.120%	11/7/19	LOC	27,875	27,875
1	Maryland Health and Higher Educational Facilities Authority Revenue (University of Maryland Medical System) TOB VRDO	1.160%	11/7/19	LOC	7,390	7,390
1	Maryland Transportation Authority Facilities Projects Revenue TOB PUT	1.240%	1/23/20		10,000	10,000
	Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport) VRDO	1.150%	11/7/19	LOC	38,640	38,640
	Montgomery County MD GO CP	1.400%	12/5/19		15,000	15,000
	Montgomery County MD GO CP	1.400%	12/5/19		101,500	101,500
1	University of Maryland Auxiliary Facility & Tuition Revenue TOB PUT	1.240%	12/12/19		6,700	6,700
	Washington MD Suburban Sanitary Commission BAN VRDO	1.110%	11/7/19		8,350	8,350
						320,940
Massachusetts (3.8%)
1	Billerica MA GO TOB PUT	1.250%	11/7/19		4,300	4,300
3	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		8,220	8,220
1	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.230%	11/7/19		4,435	4,435
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.480%	1.600%	1/29/20		1,435	1,435
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	1.140%	11/7/19		4,000	4,000
4	Massachusetts GO	4.000%	4/23/20		50,000	50,666
4	Massachusetts GO	4.000%	5/21/20		50,000	50,770
	Massachusetts GO	4.000%	6/18/20		179,485	182,617
	Massachusetts GO	5.250%	8/1/20		13,465	13,860
1	Massachusetts GO TOB VRDO	1.140%	11/7/19	LOC	15,000	15,000

17

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Massachusetts GO TOB VRDO	1.150%	11/7/19		3,750	3,750
1	Massachusetts GO TOB VRDO	1.150%	11/7/19	(Prere.)	3,750	3,750
1	Massachusetts GO TOB VRDO	1.150%	11/7/19		3,335	3,335
1	Massachusetts GO TOB VRDO	1.150%	11/7/19	LOC	85,000	85,000
1	Massachusetts GO TOB VRDO	1.150%	11/7/19		15,000	15,000
1	Massachusetts GO TOB VRDO	1.150%	11/7/19		10,000	10,000
1	Massachusetts GO TOB VRDO	1.240%	12/19/19		6,640	6,640
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) CP	1.320%	1/16/20		36,000	36,000
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System Inc.) CP	1.380%	12/2/19		18,390	18,390
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System Inc.) CP	1.400%	12/5/19		1,100	1,100
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.130%	11/7/19		10,900	10,900
	Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	1.120%	11/7/19	LOC	6,100	6,100
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue PUT	1.250%	11/21/19		3,900	3,900
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	1.140%	11/7/19		4,600	4,600
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	1.150%	11/7/19		4,125	4,125
1	Massachusetts School Building Authority TOB VRDO	1.150%	11/7/19		12,135	12,135
1,3	Massachusetts Special Obligation Dedicated Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	1.300%	1/2/20	(13)LOC	4,000	4,000
1	Massachusetts Water Resources Authority Revenue TOB VRDO	1.150%	11/7/19	(Prere.)	5,000	5,000
	Quincy MA BAN	2.500%	9/25/20		40,517	40,927
	University of Massachusetts Building Authority CP	1.280%	2/12/20		4,000	4,000
3	University of Massachusetts Building Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		59,850	59,850
1	University of Massachusetts Building Authority Revenue TOB VRDO	1.150%	11/7/19		8,000	8,000
1	University of Massachusetts Building Authority Revenue TOB VRDO	1.150%	11/7/19		7,500	7,500
1	University of Massachusetts Building Authority TOB VRDO	1.140%	11/7/19		3,935	3,935
						693,240
Michigan (3.2%)
1	BlackRock MuniYield Michigan Quality Fund Inc. VRDP VRDO	1.270%	11/7/19	LOC	175,900	175,900
1	Clarkston MI Community Schools GO VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Detroit MI Sewage Disposal System Revenue TOB VRDO	1.150%	11/7/19	(13)	18,150	18,150

18

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
3	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	5/28/20		40,255	40,255
1	Michigan Building Authority Revenue TOB VRDO	1.180%	11/7/19		8,500	8,500
	Michigan Finance Authority Revenue	4.000%	8/20/20		20,000	20,427
1	Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	1.150%	11/7/19	LOC	11,960	11,960
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.150%	11/7/19	LOC	32,545	32,545
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.150%	11/7/19		3,780	3,780
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.150%	11/7/19		3,000	3,000
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.150%	11/7/19		6,015	6,015
1	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		4,475	4,475
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.080%	11/7/19		4,965	4,965
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.130%	11/7/19		16,950	16,950
1	Michigan Housing Development Authority Revenue TOB VRDO	1.150%	11/7/19		7,500	7,500
	Michigan Housing Development Authority Revenue VRDO	1.150%	11/7/19		20,385	20,385
	Michigan Housing Development Authority Revenue VRDO	1.170%	11/7/19		100,895	100,895
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	1.170%	11/7/19		42,315	42,315
1	Michigan State Building Authority TOB VRDO	1.270%	11/7/19		6,670	6,670
1	Michigan State Housing Development Authority TOB VRDO	1.150%	11/7/19		7,500	7,500
1	Michigan State Housing Development Authority TOB VRDO	1.150%	11/7/19		6,000	6,000
	Michigan Strategic Fund Limited Obligation Revenue (Consumers Energy Company Project) VRDO	1.190%	11/7/19	LOC	12,300	12,300
	Regents of the University of Michigan CP	1.410%	12/17/19		15,000	15,000
1	Trenton MI Public Schools School District GO TOB VRDO	1.150%	11/7/19	LOC	5,780	5,780
1	University of Michigan MI TOB VRDO	1.140%	11/7/19		4,000	4,000
1	University of Michigan Revenue TOB VRDO	1.150%	11/7/19		2,893	2,893
1	University of Michigan Revenue TOB VRDO	1.150%	11/7/19		2,700	2,700
						585,860
Minnesota (0.5%)
1	Agency Enhanced Affordable Housing Minnesota Special Obligation TOB VRDO	1.120%	11/7/19	LOC	25,930	25,930
	Hennepin MN GO VRDO	1.100%	11/7/19		19,240	19,240
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System) VRDO	1.370%	11/1/19	LOC	7,200	7,200
1	Minnesota GO TOB VRDO	1.150%	11/7/19		3,510	3,510

19

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	1.120%	11/7/19		9,675	9,675
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	1.170%	11/7/19		13,150	13,150
	St. Paul MN Housing & Redevelopment Authority Revenue (Highland Ridge Project) VRDO	1.110%	11/7/19	LOC	5,250	5,250
1	Western Minnesota Municipal Power Agency Revenue TOB VRDO	1.150%	11/7/19		6,665	6,665
						90,620
Mississippi (0.6%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.300%	11/1/19		7,700	7,700
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.110%	11/7/19		4,850	4,850
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.110%	11/7/19		31,100	31,100
	Mississippi Development Bank Special Obligation Revenue (Harrison County Coliseum) VRDO	1.130%	11/7/19	LOC	24,700	24,700
1	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group) TOB VRDO	1.170%	11/7/19	LOC	29,105	29,105
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services) VRDO	1.110%	11/7/19		9,100	9,100
						106,555
Missouri (1.6%)
1	BJC Healthcare Obligated Group Missouri Revenue TOB VRDO	1.150%	11/7/19		5,000	5,000
	Curators of the University of Missouri System Facilities Revenue CP	1.300%	11/4/19		18,700	18,700
	Curators of the University of Missouri System Facilities Revenue CP	1.500%	11/6/19		25,000	25,000
	Curators of the University of Missouri System Facilities Revenue CP	1.300%	1/6/20		34,640	34,640
	Curators of the University of Missouri System Facilities Revenue CP	1.350%	2/4/20		21,000	21,000
1	Kansas City MO Water Revenue TOB PUT	1.250%	11/28/19		8,560	8,560
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) TOB VRDO	1.150%	11/7/19		7,500	7,500
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) TOB VRDO	1.150%	11/7/19		8,000	8,000
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health) TOB VRDO	1.170%	11/7/19	LOC	7,530	7,530
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	1.150%	11/7/19		13,975	13,975

20

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	1.150%	11/7/19		4,170	4,170
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System) TOB VRDO	1.150%	11/7/19	LOC	7,325	7,325
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) TOB VRDO	1.160%	11/7/19	LOC	14,000	14,000
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) VRDO	1.310%	11/1/19		6,705	6,705
1	Missouri Health & Educational Facilities Authority Medical Research Facilities (Stowers Institute for Medical Research) VRDO	1.180%	11/7/19	LOC	50,000	50,000
	Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	1.130%	11/7/19		12,845	12,845
1	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	1.150%	11/7/19		8,205	8,205
1	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	1.150%	11/7/19		6,665	6,665
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20		19,290	19,615
1	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	1.150%	11/7/19		5,000	5,000
1	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	1.150%	11/7/19		8,010	8,010
						292,445
Multiple States (11.3%)
	BlackRock MuniYield Investment Fund Inc. VRDP VRDO	1.240%	11/7/19		13,000	13,000
1	BlackRock MuniYield Quality Fund III Inc. VRDP VRDO	1.270%	11/7/19	LOC	166,000	166,000
2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.140%	11/7/19	LOC	44,155	44,155
2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.150%	11/7/19	LOC	42,660	42,660
1,2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.160%	11/7/19	LOC	291,990	291,990
1,2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.170%	11/7/19	LOC	134,770	134,770
2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.170%	11/7/19	LOC	45,220	45,220
2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.170%	11/7/19	LOC	9,360	9,360
1,2	Freddie Mac Multifamily Certificate TOB VRDO	1.200%	11/7/19		109,460	109,460
1	Invesco Trust Putter TOB VRDO	1.470%	11/1/19	LOC	127,500	127,500
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.190%	11/7/19	LOC	7,000	7,000

21

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.190%	11/7/19		50,000	50,000
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.190%	11/7/19		74,000	74,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.170%	11/7/19	LOC	106,300	106,300
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.200%	11/7/19	LOC	35,000	35,000
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	11/7/19	LOC	117,700	117,700
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	11/7/19	LOC	127,800	127,800
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	11/7/19		172,000	172,000
1	Nuveen Municipal Credit Income Fund VRDP VRDO	1.240%	11/7/19	LOC	159,000	159,000
1	Western Asset Intermediate Municipal Fund Inc. VRDP VRDO	1.270%	11/7/19	LOC	18,200	18,200
1	Western Asset Managed Municipals Fund Inc. VRDP VRDO	1.270%	11/7/19	LOC	144,575	144,575
1	Western Asset Municipal Partners Fund Inc. VRDP VRDO	1.270%	11/7/19	LOC	50,200	50,200
						2,045,890
Nebraska (1.2%)
1	Douglas County NE School District No. 1 GO TOB PUT	1.240%	1/2/20		8,910	8,910
	Lincoln NE Electric System Revenue CP	1.310%	11/13/19		32,750	32,750
1	Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	1.150%	11/7/19		7,500	7,500
1	Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	1.150%	11/7/19		7,460	7,460
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.180%	11/7/19		20,215	20,215
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.180%	11/7/19		23,000	23,000
1	Nebraska Public Power Agency Revenue TOB VRDO	1.150%	11/7/19	(13)	27,500	27,500
1	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2) TOB VRDO	1.150%	11/7/19	(13)	76,870	76,870
1	Omaha NE Public Power District Electric Revenue TOB VRDO	1.150%	11/7/19		7,400	7,400
						211,605
Nevada (1.2%)
1	Clark County NV GO TOB PUT	1.240%	12/19/19		8,635	8,635
1	Clark County NV GO TOB PUT	1.240%	1/2/20		6,400	6,400
	Clark County NV GO VRDO	1.170%	11/7/19		13,955	13,955
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport) VRDO	1.110%	11/7/19	LOC	13,810	13,810
1	Clark NV GO TOB VRDO	1.150%	11/7/19		11,000	11,000
1	Las Vegas NV Convention & Visitors Authority Revenue (Clark County) GO TOB VRDO	1.150%	11/7/19		6,840	6,840
1	Las Vegas Valley Water District Nevada GO TOB VRDO	1.150%	11/7/19	LOC	10,000	10,000

22

Municipal Money Market Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District Nevada GO CP	1.350%	11/4/19	5,000	5,000
	Las Vegas Valley Water District Nevada GO CP	1.290%	1/6/20	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.370%	2/4/20	23,590	23,590
1	Las Vegas Valley Water District Nevada GO TOB VRDO	1.150%	11/7/19	16,500	16,500
1	Las Vegas Valley Water District Nevada GO TOB VRDO	1.150%	11/7/19	22,475	22,475
1	Las Vegas Valley Water District Nevada GO TOB VRDO	1.160%	11/7/19	7,185	7,185
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19	4,000	4,010
1	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax) TOB PUT	1.240%	12/5/19	11,800	11,800
					211,200
New Hampshire (0.1%)
	New Hampshire Health & Education Facilities Authority Revenue (University System of New Hampshire) VRDO	1.300%	11/1/19	15,100	15,100

New Jersey (4.1%)
	Bridgewater Township NJ BAN	2.000%	8/6/20	12,000	12,058
	Burlington County NJ Bridge Commission	3.250%	11/26/19	5,000	5,004
	Burlington County NJ GO	2.500%	5/7/20	15,000	15,059
	Cranford Township NJ BAN	2.250%	6/26/20	4,850	4,873
	Deptford Township NJ BAN	2.000%	7/17/20	5,878	5,902
	Fort Lee NJ BAN	4.000%	11/8/19	35,185	35,197
	Freehold NJ BAN	4.000%	11/5/19	2,772	2,773
4	Freehold NJ BAN	1.750%	11/3/20	7,200	7,233
	Haddonfield NJ BAN	2.250%	2/20/20	14,774	14,806
	Howell Township NJ BAN	2.000%	10/9/20	24,342	24,495
	Hudson County NJ BAN	4.000%	12/10/19	10,000	10,022
	Hudson County NJ Improvement Authority Lease Revenue	2.500%	9/18/20	3,750	3,785
	Jefferson Township NJ BAN	2.250%	6/19/20	2,900	2,914
	Lakewood Township NJ BAN	2.250%	6/26/20	14,400	14,463
	Lawrence Township NJ BAN	2.250%	6/19/20	3,015	3,029
	Linden NJ BAN	3.250%	12/9/19	10,049	10,060
	Livingston NJ BAN	3.000%	2/4/20	5,300	5,314
	Livingston NJ BAN	2.000%	10/9/20	11,022	11,093
	Mahwah Township NJ BAN	2.000%	7/31/20	16,000	16,074
	Maplewood NJ BAN	2.000%	7/31/20	7,490	7,523
	Montclair NJ BAN	3.500%	11/1/19	6,000	6,000
	Montclair NJ BAN	2.500%	10/30/20	25,000	25,308
	Montclair Township NJ GO	1.750%	10/30/20	5,858	5,886
	Moorestown NJ BAN	2.000%	7/31/20	36,752	36,923
	Morris Plains NJ BAN	2.250%	6/26/20	9,747	9,792
	North Bergen NJ Township BAN	2.500%	4/30/20	21,000	21,083
	Parsippany-Troy Hills NJ BAN	3.250%	11/15/19	19,435	19,444
	Pequannock Township NJ BAN	2.000%	7/17/20	12,290	12,337
	Ridgewood NJ BAN	1.750%	8/14/20	32,727	32,831
	River Vale NJ GO	1.750%	7/17/20	6,000	6,015
	Rutgers State University New Jersey CP	1.340%	11/13/19	2,981	2,981
	Secaucus NJ BAN	1.750%	8/7/20	20,420	20,477
	South Brunswick Township NJ BAN	1.750%	9/30/20	14,986	15,026

23

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Teaneck NJ BAN	1.750%	8/7/20		9,269	9,295
	Union County NJ BAN	2.250%	6/19/20		90,000	90,477
	Union Township NJ BAN	3.000%	2/3/20		21,900	21,959
	Wall Township NJ BAN	2.250%	2/25/20		18,819	18,866
	Washington Township NJ Gloucester County BAN	2.250%	6/24/20		10,680	10,732
	West Caldwell NJ BAN	3.500%	12/13/19		14,800	14,821
	West Milford NJ BAN	1.750%	9/18/20		8,500	8,535
	Woodbridge Township NJ BAN	3.000%	3/20/20		22,000	22,097
	Woodbridge Township NJ BAN	3.000%	10/16/20		112,178	114,096
						736,658
New Mexico (0.5%)
1	New Mexico Educational Assistance Foundation Revenue TOB VRDO	1.190%	11/7/19	LOC	37,425	37,425
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	1.180%	11/7/19		52,885	52,885
						90,310
New York (7.7%)
	Bayport-Blue Point NY Union Free School District BAN	2.250%	7/17/20		8,235	8,286
1	BlackRock MuniYield New York Quality Fund Inc. VRDP VRDO	1.240%	11/7/19	LOC	67,700	67,700
	Clarkstown NY Central School District BAN	2.250%	7/24/20		15,990	16,093
	Connetquot NY Central School District of Islip TAN	1.750%	6/25/20		26,000	26,080
	Corning NY City School District BAN	2.250%	6/18/20		9,990	10,040
	East Meadow NY Union Free School District BAN	2.250%	6/19/20		8,500	8,542
	Half Hollow Hills NY Central School District TAN	2.000%	6/25/20		33,000	33,163
	Jefferson NY BAN	3.000%	11/1/19		6,500	6,500
	Liverpool NY Central School District BAN	2.250%	6/26/20		9,125	9,172
	New Rochelle NY City School District BAN	2.000%	6/26/20		45,000	45,182
	New York City NY GO VRDO	1.100%	11/7/19	LOC	33,135	33,135
	New York City NY GO VRDO	1.140%	11/7/19	LOC	1,475	1,475
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	1.130%	11/7/19	LOC	35,200	35,200
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	1.140%	11/7/19		4,380	4,380
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	1.140%	11/7/19		6,730	6,730
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.300%	5/1/20		33,330	33,330
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street) VRDO	1.130%	11/7/19	LOC	64,000	64,000
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West Street) VRDO	1.130%	11/7/19	LOC	24,200	24,200

24

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Atlantic Court Apartments) VRDO	1.160%	11/7/19	LOC	14,800	14,800
	New York City NY Housing Finance Agency Revenue (316 Eleventh Avenue) VRDO	1.200%	11/7/19	LOC	53,870	53,870
	New York City NY Housing Finance Agency Revenue (Prospect Plaza) VRDO	1.160%	11/7/19	LOC	3,500	3,500
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.370%	11/1/19	LOC	2,800	2,800
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		5,000	5,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		16,800	16,800
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		5,650	5,650
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		28,000	28,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.310%	11/1/19		8,870	8,870
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.340%	11/1/19		7,840	7,840
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.080%	11/7/19		21,100	21,100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.110%	11/7/19		15,625	15,625
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.140%	11/7/19		2,510	2,510
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.150%	11/7/19		10,535	10,535
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.150%	11/7/19		6,200	6,200
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.150%	11/7/19		1,500	1,500
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.150%	11/7/19		6,000	6,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.090%	11/7/19		17,840	17,840
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.140%	11/7/19		8,405	8,405
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.150%	11/7/19		4,600	4,600

25

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.150%	11/7/19		6,965	6,965
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.140%	11/7/19		4,000	4,000
	New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	1.100%	11/7/19	LOC	7,700	7,700
1	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	1.170%	11/7/19		22,200	22,200
	New York Metropolitan Transportation Authority Revenue VRDO	1.140%	11/7/19	LOC	9,215	9,215
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.150%	11/7/19		5,000	5,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.150%	11/7/19		25,700	25,700
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.150%	11/7/19		1,875	1,875
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.150%	11/7/19		4,000	4,000
1	New York State Dormitory Authority TOB VRDO	1.140%	11/7/19		20,245	20,245
1	New York State Dormitory Authority TOB VRDO	1.150%	11/7/19		21,870	21,870
	New York State Energy Research & Development Authority Facilities Revenue (Consolidated Edison Co. of New York Inc.) VRDO	1.170%	11/7/19	LOC	32,700	32,700
	New York State Housing Finance Agency Housing Revenue (1500 Lexington Avenue) VRDO	1.160%	11/7/19	LOC	2,000	2,000
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	1.130%	11/7/19	LOC	41,900	41,900
	New York State Housing Finance Agency Housing Revenue (316 Eleventh Avenue) VRDO	1.130%	11/7/19	LOC	26,400	26,400
	New York State Housing Finance Agency Housing Revenue (750 6th Avenue) VRDO	1.160%	11/7/19	LOC	22,600	22,600
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.060%	11/7/19	LOC	20,300	20,300
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.100%	11/7/19	LOC	5,500	5,500
	New York State Housing Finance Agency Housing Revenue (East 84th Street) VRDO	1.170%	11/7/19	LOC	16,900	16,900
	New York State Housing Finance Agency Revenue (1500 Lexington Associates LLC) VRDO	1.160%	11/7/19	LOC	20,000	20,000
	New York State Housing Finance Agency Revenue (250 West 50th Street Project) VRDO	1.160%	11/7/19	LOC	15,005	15,005
	New York State Housing Finance Agency Revenue (Service Contract) VRDO	1.250%	11/7/19	LOC	1,205	1,205

26

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Revenue (Tower 31) VRDO	1.160%	11/7/19	LOC	20,800	20,800
	New York State Housing Finance Agency Revenue (Union Square South Housing) VRDO	1.160%	11/7/19	LOC	5,000	5,000
	New York State Housing Finance Agency Revenue VRDO	1.140%	11/7/19	LOC	13,700	13,700
	New York State Housing Finance Agency Revenue VRDO	1.160%	11/7/19		4,000	4,000
	New York State Local Government Assistance Corp. Revenue VRDO	1.130%	11/7/19		19,585	19,585
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.170%	11/7/19		35,000	35,000
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.100%	11/7/19		21,035	21,035
1	New York State Urban Development Corp. TOB VRDO	1.140%	11/7/19		13,230	13,230
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.160%	11/7/19	LOC	21,200	21,200
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.170%	11/7/19	LOC	10,000	10,000
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.170%	11/7/19	LOC	8,500	8,500
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.170%	11/7/19	LOC	34,200	34,200
1	Nuveen New York Quality Municipal Fund VRDP VRDO	1.230%	11/7/19	LOC	33,700	33,700
	Oceanside NY Union Free School District GO	2.000%	6/25/20		9,250	9,288
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.130%	11/7/19		2,620	2,620
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.130%	11/7/19		7,320	7,320
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.130%	11/7/19		9,750	9,750
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.160%	11/7/19		5,000	5,000
	Scarsdale NY Union Free School District BAN	2.250%	6/26/20		10,250	10,305
	Sewanhaka NY Central High School District of Elmont TAN	2.000%	6/22/20		7,500	7,526
1	Triborough Bridge & Tunnel Authority New York TOB VRDO	1.140%	11/7/19		14,000	14,000
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.150%	11/7/19		37,500	37,500
	Webster NY Central School District BAN	2.250%	6/26/20		10,000	10,053
	West Islip NY Union Free School District BAN	2.250%	6/22/20		9,500	9,555
	West Islip NY Union Free School District BAN	2.250%	7/22/20		18,685	18,805
	Westbury NY Union Free School District GO	2.500%	4/29/20		9,500	9,538
						1,399,143
North Carolina (1.3%)
1	Appalachian State University North Carolina TOB PUT	1.250%	11/21/19		12,250	12,250
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) TOB VRDO	1.150%	11/7/19		7,495	7,495

27

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas Health Care System) VRDO	1.100%	11/7/19		14,750	14,750
1	Mecklenburg County NC GO TOB PUT	1.240%	12/12/19		5,600	5,600
	Mecklenburg NC GO	5.000%	12/1/19		7,980	8,000
	North Carolina Capital Facilities Finance Agency (Duke University Project) CP	1.350%	12/17/19		17,602	17,602
	North Carolina Capital Facilities Finance Agency (Duke University Project) CP	1.420%	3/4/20		6,262	6,262
1	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	1.140%	11/7/19		22,065	22,065
1	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	1.150%	11/7/19		1,901	1,900
1	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	1.150%	11/7/19		2,285	2,285
1	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	1.150%	11/7/19		1,835	1,835
1	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	1.150%	11/7/19		1,905	1,905
1	North Carolina Housing Finance Agency TOB VRDO	1.150%	11/7/19		7,345	7,345
	North Carolina Medical Care Commission Health Care Facilities Revenue (Lenoir Memorial Hospital Project) VRDO	1.150%	11/7/19	LOC	13,605	13,605
1	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	1.140%	11/7/19		5,030	5,030
1	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	1.150%	11/7/19		4,140	4,140
1	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	1.150%	11/7/19		6,190	6,190
1	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	1.150%	11/7/19		3,750	3,750
1	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	1.150%	11/7/19		14,000	14,000
3	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	5/28/20		18,770	18,770
	North Carolina Public Improvement GO	5.000%	6/1/20		29,750	30,388
1	North Carolina Public Improvement GO TOB PUT	1.240%	12/26/19		7,500	7,500
1	North Carolina Revenue TOB VRDO	1.150%	11/7/19		6,800	6,800
1	North Carolina Turnpike Authority Revenue TOB VRDO	1.150%	11/7/19		8,455	8,455
1	Union County NC Enterprise System Revenue TOB PUT	1.240%	11/29/19		7,830	7,830
						235,752

28

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
North Dakota (0.0%)
1	North Dakota Housing Finance Agency Revenue TOB VRDO	1.150%	11/7/19		7,205	7,205

Ohio (3.2%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Concordia of Ohio) VRDO	1.150%	11/7/19	LOC	5,240	5,240
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group) VRDO	1.110%	11/7/19	LOC	20,000	20,000
	Akron OH Income Tax Revenue	3.500%	12/10/19		24,000	24,034
1	Allen County OH Hospital Facilities Revenue (Mercy Health) TOB VRDO	1.150%	11/7/19	LOC	12,800	12,800
	American Municipal Power Ohio Inc. Revenue	2.500%	6/25/20		3,750	3,773
1	Cincinnati OH City School District GO TOB VRDO	1.150%	11/7/19		5,000	5,000
1	Cleveland OH Department of Public Utilities Division of Water TOB VRDO	1.150%	11/7/19	LOC	17,150	17,150
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.110%	11/7/19		7,900	7,900
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.140%	11/7/19		18,000	18,000
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.110%	11/7/19	LOC	13,730	13,730
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.110%	11/7/19	LOC	8,065	8,065
	Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	1.110%	11/7/19	LOC	5,480	5,480
1	Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center Project) TOB VRDO	1.170%	11/7/19	LOC	33,695	33,695
1	Euclid OH City School District GO TOB VRDO	1.150%	11/7/19	LOC	11,200	11,200
1	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	1.160%	11/7/19		2,665	2,665
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.120%	11/7/19		17,450	17,450
	Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	1.130%	11/7/19	LOC	2,490	2,490
	Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	1.080%	11/7/19		21,205	21,205
	Franklin County OH Revenue VRDO	1.100%	11/7/19		1,865	1,865
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO Municipal Swap Index Yield + 0.000%	1.110%	11/7/19		13,505	13,505
1	Hamilton County OH Sewer System Revenue TOB VRDO	1.150%	11/7/19		12,750	12,750
	Independence OH BAN	3.000%	12/4/19		12,300	12,309

29

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Lake County OH Building Facilities Improvements BAN	3.000%	1/16/20		4,000	4,007
	Lorain County OH BAN	3.000%	2/7/20		4,730	4,743
1	Miami County OH Hospital Facilities Revenue (Kettering Health Network) TOB VRDO	1.150%	11/7/19	LOC	3,000	3,000
1	Montgomery County OH Hospital Revenue (Kettering Health Network) TOB VRDO	1.150%	11/7/19	LOC	19,200	19,200
1	Northeast Ohio Regional Sewer District Revenue (Wastewater Revenue Improvement) TOB VRDO	1.150%	11/7/19		6,800	6,800
1	Northeast Ohio Regional Sewer District Revenue TOB PUT	1.240%	12/12/19		4,580	4,580
1	Northeast Ohio Regional Sewer District Revenue TOB VRDO	1.150%	11/7/19		3,750	3,750
	Ohio Common Schools GO	5.000%	9/15/20		20,020	20,659
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.330%	11/1/19		17,495	17,495
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.350%	11/21/19		37,000	37,000
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.330%	11/1/19		12,000	12,000
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.370%	1/3/20		36,650	36,650
1	Ohio Housing Finance Agency Residential Mortgage Revenue TOB VRDO	1.150%	11/7/19		5,550	5,550
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	1.160%	11/7/19		28,735	28,735
	Ohio State University General Receipts Revenue CP	1.280%	12/4/19		17,180	17,180
	Ohio State University General Receipts Revenue CP	1.350%	1/15/20		16,630	16,630
	Ohio State University General Receipts Revenue CP	1.390%	2/5/20		11,150	11,150
1	Ohio State University General Receipts Revenue TOB VRDO	1.180%	11/7/19		5,750	5,750
1	Ohio State University General Receipts Revenue TOB VRDO	1.180%	11/7/19		5,750	5,750
1,3	Ohio University General Receipts Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.320%	12/2/19	LOC	5,000	5,000
	Ohio Water Development Authority Pollution Control Revenue (Water Quality) VRDO	1.090%	11/7/19		25,000	25,000
	Strongsville OH BAN	2.500%	6/25/20		4,100	4,125
1	Toledo OH Waterworks Revenue TOB VRDO	1.200%	11/7/19		8,000	8,000
1	Worthington OH City School District GO TOB VRDO	1.160%	11/7/19		7,930	7,930
						580,990
Oklahoma (0.0%)
1	Oklahoma Turnpike Authority Revenue
	TOB VRDO	1.150%	11/7/19		7,500	7,500

30

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Oregon (1.0%)
1	Clackamas County OR School District No. 7J Lake Oswego GO TOB PUT	1.240%	12/26/19		13,100	13,100
1	Multnomah & Clackamas Counties OR School District GO TOB VRDO	1.150%	11/7/19	LOC	4,750	4,750
	Oregon Facilities Authority Revenue (Reed College Projects) VRDO	1.140%	11/7/19		34,880	34,880
1	Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	1.200%	11/7/19		780	780
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	1.120%	11/7/19		13,140	13,140
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	1.130%	11/7/19		32,255	32,255
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	1.170%	11/7/19		15,000	15,000
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	1.230%	11/7/19		44,000	44,000
1	Oregon Housing & Community Services Department Mortgage Revenue TOB VRDO	1.150%	11/7/19		9,940	9,940
1	Portland OR Water System Revenue TOB PUT	1.240%	12/5/19		9,500	9,500
	Salem OR Hospital Facility Authority Revenue (Salem Hospital Project) VRDO	1.100%	11/7/19	LOC	6,985	6,985
1	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO VRDO	1.150%	11/7/19	LOC	5,000	5,000
						189,330
Pennsylvania (1.0%)
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.370%	11/1/19	LOC	14,400	14,400
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.050%	11/7/19		10,490	10,490
1	Pennsylvania Higher Educational Facilities Authority Revenue (Presbyterian Medical Center) TOB VRDO	1.150%	11/7/19	(Prere.)	7,200	7,200
1	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.140%	11/7/19		2,595	2,595
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.150%	11/7/19		1,135	1,135
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.160%	11/7/19		24,275	24,275
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.160%	11/7/19		6,665	6,665
	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.100%	11/7/19	LOC	45,000	45,000
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.150%	11/7/19	LOC	60,000	60,000
	Philadelphia PA Gas Works Revenue VRDO	1.100%	11/7/19	LOC	10,000	10,000
						181,760

31

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Rhode Island (0.0%)
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Rhode Island School of Design) VRDO	1.100%	11/7/19	LOC	4,555	4,555

South Carolina (3.4%)
1	Berkeley County SC School District GO TOB PUT	1.250%	11/14/19		4,845	4,845
	Charleston County SC School District BAN	4.000%	5/13/20		135,785	137,491
1	Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	1.150%	11/7/19		11,000	11,000
1	Columbia SC Waterworks & Sewer System Revenue TOB PUT	1.240%	1/9/20		14,900	14,900
	Georgetown County SC School District GO	3.000%	6/19/20		50,000	50,499
	Greenville County SC School District GO	4.000%	6/1/20		71,130	72,272
1	Lancaster County SC School District TOB PUT	1.250%	12/5/19		5,495	5,495
1	Lexington County SC School District No.1 GO TOB PUT	1.240%	1/30/20		6,000	6,000
1	McLeod Health Obligated Group South Carolina TOB VRDO	1.150%	11/7/19		7,795	7,795
	South Carolina Association of Governmental Organizations COP	2.000%	3/2/20		45,385	45,490
	South Carolina Association of Governmental Organizations COP	2.000%	3/2/20		65,341	65,414
	South Carolina Educational Facilities Authority Revenue (Columbia College) VRDO	1.160%	11/7/19	LOC	2,800	2,800
1	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) PUT	1.170%	11/7/19	LOC	30,750	30,750
1	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health) TOB VRDO	1.170%	11/7/19	LOC	6,955	6,955
	South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal School) VRDO	1.160%	11/7/19	LOC	900	900
1	South Carolina Ports Authority Revenue TOB VRDO	1.200%	11/7/19	LOC	4,405	4,405
1,3	South Carolina Transportation Infrastructure Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.320%	4/1/20	LOC	5,000	5,000
	Spartanburg County SC School District No. 6 BAN	2.500%	9/24/20		24,000	24,242
	Spartanburg SC School District BAN	5.000%	11/15/19		114,730	114,860
						611,113
South Dakota (0.0%)
1	South Dakota Housing Development Authority Revenue TOB VRDO	1.150%	11/7/19		4,900	4,900

Tennessee (3.8%)
	Blount County & Alcoa & Maryville TN Industrial Development Board Revenue (Local Government Public Improvement) VRDO	1.170%	11/7/19	LOC	7,090	7,090
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	1.170%	11/7/19		18,485	18,485

32

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	1.170%	11/7/19	LOC	8,660	8,660
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	1.170%	11/7/19		13,025	13,025
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.330%	11/1/19	LOC	8,455	8,455
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health) VRDO	1.100%	11/7/19	LOC	97,480	97,480
	Memphis TN CP	1.470%	12/5/19		6,250	6,250
1	Memphis TN GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Memphis TN GO TOB VRDO	1.150%	11/7/19		8,075	8,075
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.350%	11/4/19		8,400	8,400
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.350%	11/4/19		7,700	7,700
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.290%	1/6/20		25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.430%	1/7/20		25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.370%	2/3/20		12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.370%	2/3/20		10,000	10,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.370%	2/4/20		25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN GO (Extendible) CP	1.400%	5/17/20		25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.400%	11/20/19	LOC	8,000	8,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.350%	12/4/19	LOC	6,000	6,000
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.140%	11/7/19		7,500	7,500
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.330%	11/1/19	LOC	4,915	4,915
1	Rutherford County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		6,250	6,250
	Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	1.170%	11/7/19		37,700	37,700
	Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	1.170%	11/7/19	LOC	11,100	11,100
	Shelby County TN GO VRDO	1.120%	11/7/19		106,300	106,300
1	Sullivan County TN Health Educational & Housing Facilities Board Hospital Revenue (Wellmont Health System Project) TOB VRDO	1.170%	11/7/19	LOC	72,465	72,465
	Tennessee GO CP	1.270%	11/6/19		24,974	24,974
	Tennessee GO CP	1.300%	11/13/19		3,000	3,000

33

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Tennessee GO CP	1.220%	1/22/20		36,096	36,096
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	1.150%	11/7/19		7,405	7,405
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	1.150%	11/7/19		7,440	7,440
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	1.150%	11/7/19		7,445	7,445
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	1.150%	11/7/19		10,970	10,970
1	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) TOB VRDO	1.160%	11/7/19		19,040	19,040
						687,720
Texas (16.5%)
1	Agency Enhanced Affordable Housing Trust Texas Revenue TOB VRDO	1.320%	11/7/19		64,115	64,115
1	Alamo Regional Mobility Authority Texas Revenue TOB VRDO	1.180%	11/7/19		7,500	7,500
1	Aldine TX Independent School District GO TOB VRDO	1.140%	11/7/19		8,205	8,205
	Austin TX Combined Utility System Revenue CP	1.180%	11/5/19		10,690	10,690
1	Austin TX Electric Utility System Revenue TOB PUT	1.250%	11/14/19		7,245	7,245
1	Austin TX Independent School District GO TOB VRDO	1.150%	11/7/19	LOC	15,225	15,225
1	Bexar County TX GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Bexar TX Hospital District GO TOB VRDO	1.160%	11/7/19		11,480	11,480
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue CP	1.580%	11/5/19		17,500	17,500
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue CP	1.280%	12/4/19		15,300	15,300
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue CP	1.350%	3/3/20		23,800	23,800
1	Corpus Christi TX Independent School District GO TOB VRDO	1.150%	11/7/19	LOC	5,265	5,265
1	Corsicana TX Independent School District GO VRDO	1.150%	11/7/19	LOC	9,410	9,410
	Dallas TX Area Rapid Transit Sales Tax Revenue CP	1.370%	12/2/19		16,500	16,500
1	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	1.150%	11/7/19		5,500	5,500
1	Dallas TX GO TOB VRDO	1.150%	11/7/19		9,420	9,420
1	Dallas TX GO TOB VRDO	1.150%	11/7/19	LOC	4,780	4,780
	Dallas TX Waterworks & Sewer System Revenue CP	1.470%	11/7/19		37,750	37,750

34

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Dallas TX Waterworks & Sewer System Revenue CP	1.330%	12/5/19		27,300	27,300
1	Denton TX GO TOB VRDO	1.150%	11/7/19	LOC	8,980	8,980
	Denton TX Independent School District GO VRDO	1.130%	11/7/19		27,205	27,205
1	Denton TX Independent School District TOB VRDO	1.150%	11/7/19		3,750	3,750
1	Duncanville TX Independent School District GO TOB VRDO	1.150%	11/7/19	LOC	9,500	9,500
1	El Paso TX GO TOB VRDO	1.150%	11/7/19	LOC	7,000	7,000
1	El Paso TX GO TOB VRDO	1.150%	11/7/19	LOC	4,750	4,750
	Garland TX Electric Utility System Revenue CP	1.350%	11/1/19	LOC	8,500	8,500
1	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	1.150%	11/7/19		23,145	23,145
1	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	1.150%	11/7/19		17,820	17,820
1	Grand Parkway Transportation Corp. Texas TOB VRDO	1.160%	11/7/19		19,765	19,765
1	Grand Parkway Transportation Corp. Texas TOB VRDO	1.150%	11/7/19		8,625	8,625
	Gulf Coast Waste Disposal Authority Texas VRDO	1.300%	11/1/19		8,200	8,200
1	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine) TOB VRDO	1.170%	11/7/19	LOC	12,600	12,600
1	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine) TOB VRDO	1.170%	11/7/19	LOC	11,055	11,055
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Memorial Hermann Health System) CP	1.350%	11/4/19		36,840	36,840
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Memorial Hermann Health System) CP	1.300%	1/3/20		50,000	50,000
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Memorial Hermann Health System) VRDO	1.150%	11/7/19		51,680	51,680
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.370%	2/5/20		45,000	45,000
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.370%	2/5/20		20,105	20,105
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.370%	3/4/20		36,325	36,325
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.370%	3/4/20		38,770	38,770
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	1.350%	11/1/19		44,875	44,875
	Harris County TX GO CP	1.300%	11/7/19		21,200	21,200

35

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Harris County TX GO CP	1.470%	12/5/19		19,410	19,410
1	Harris County TX GO TOB VRDO	1.150%	11/7/19		8,070	8,070
1	Harris County TX GO TOB VRDO	1.150%	11/7/19		8,160	8,160
1	Harris County TX GO TOB VRDO	1.150%	11/7/19	LOC	10,000	10,000
	Harris County TX Hospital District Revenue VRDO	1.150%	11/7/19	LOC	36,890	36,890
1	Harris County TX Revenue TOB VRDO	1.150%	11/7/19		7,500	7,500
1	Hays TX Consolidated Independent School District GO TOB PUT	1.240%	1/9/20		4,670	4,670
1	Houston TX Community College System TOB VRDO	1.150%	11/7/19		5,625	5,625
1	Houston TX Community College System TOB VRDO	1.150%	11/7/19		5,560	5,560
1	Houston TX GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	1.350%	1/2/20		7,000	7,000
1	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	1.150%	11/7/19		6,665	6,665
1	Houston TX Utility System Revenue TOB VRDO	1.150%	11/7/19		12,240	12,240
	Houston TX Utility System Revenue VRDO	1.110%	11/7/19	LOC	9,600	9,600
	Houston TX Utility System Revenue VRDO	1.110%	11/7/19	LOC	23,300	23,300
	Houston TX Utility System Revenue VRDO	1.110%	11/7/19	LOC	14,825	14,825
	Houston TX Utility System Revenue VRDO	1.110%	11/7/19		95,000	95,000
1	Humble TX Independent School District GO TOB VRDO	1.150%	11/7/19		8,000	8,000
	Jefferson TX Port of Port Arthur Navigation District Revenue (Emerald Renewable Diesel LLC) PUT	1.900%	12/4/19		85,000	85,021
1	Judson TX Independent School District GO TOB PUT	1.250%	11/21/19		10,525	10,525
1	Lamar TX Consolidated Independent School District GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Lone Star TX College System GO TOB VRDO	1.150%	11/7/19	LOC	19,065	19,065
1	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	1.150%	11/7/19	LOC	1,200	1,200
	Lower Colorado River Authority Texas Transmission Services 2012	1.330%	11/20/19	LOC	7,000	7,000
	Lower Colorado River Authority Texas Transmission Services 2012	1.330%	12/17/19	LOC	18,704	18,704
	Mesquite TX Independent School District School Building VRDO	1.190%	11/7/19		12,565	12,565
1	Montgomery TX Independent School District GO VRDO	1.150%	11/7/19	LOC	5,000	5,000
	New Braunfels TX Utility System Revenue CP	1.320%	12/4/19		8,000	8,000
1	New Caney TX Independent School District GO TOB VRDO	1.150%	11/7/19		5,910	5,910
1	New Hope TX Cultural Education Facilities Finance Corp. (Children’s Health System of Texas) TOB VRDO	1.150%	11/7/19		3,985	3,985
	North East TX Independent School District GO	5.000%	8/1/20		21,685	22,281

36

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1,3	North Texas Tollway Authority System Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.320%	1/2/20	LOC	6,000	6,000
	Northwest Independent School District Texas GO VRDO	1.180%	11/7/19		12,870	12,870
1	Princeton TX Independent School District GO TOB VRDO	1.150%	11/7/19	LOC	5,600	5,600
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.150%	11/7/19		23,650	23,650
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.150%	11/7/19		23,000	23,000
	Riesel TX Industrial Development Corp. Solid Waste Disposal Revenue (Sandy Creek Energy Associates, LP) VRDO	1.190%	11/7/19	LOC	50,000	50,000
	Riesel TX Industrial Development Corp. Solid Waste Disposal Revenue (Sandy Creek Energy Associates, LP) VRDO	1.190%	11/7/19	LOC	50,000	50,000
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.140%	11/7/19		7,500	7,500
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.150%	11/7/19		10,000	10,000
	San Antonio TX Electric and Gas CP	1.300%	1/6/20		27,000	27,000
	San Antonio TX Electric and Gas CP	1.350%	2/5/20		20,000	20,000
	San Antonio TX Electric and Gas CP	1.370%	3/4/20		41,500	41,500
	San Antonio TX GO	5.000%	8/1/20		5,415	5,562
1	San Antonio TX GO TOB PUT	1.250%	12/5/19		15,120	15,120
	San Antonio TX Water Revenue CP	1.320%	1/6/20		20,000	20,000
	San Antonio TX Water Revenue CP	1.390%	2/5/20		5,500	5,500
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Obligated Group) TOB VRDO	1.150%	11/7/19		6,460	6,460
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health System Project) TOB VRDO	1.170%	11/7/19		5,555	5,555
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health System Project) TOB VRDO	1.150%	11/7/19		14,105	14,105
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	1.130%	11/7/19	LOC	11,030	11,030
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	1.160%	11/7/19	LOC	4,100	4,100
1	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	1.150%	11/7/19		5,000	5,000
1	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	1.150%	11/7/19		6,250	6,250
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	1.100%	11/7/19		39,490	39,490

37

Municipal Money Market Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	1.110%	11/7/19	4,920	4,920
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	1.170%	11/7/19	11,220	11,220
1	Texas Department of Housing & Community Affairs Revenue TOB VRDO	1.150%	11/7/19	5,885	5,885
1	Texas Department of Housing & Community Affairs Revenue TOB VRDO	1.150%	11/7/19	2,515	2,515
1	Texas Department of Housing & Community Affairs Revenue TOB VRDO	1.150%	11/7/19	3,885	3,885
1	Texas Department of Housing & Community Affairs Revenue TOB VRDO	1.150%	11/7/19	5,955	5,955
	Texas Department of Housing & Community Affairs Single Mortgage Revenue VRDO	1.180%	11/7/19	7,795	7,795
	Texas GO	4.000%	8/27/20	609,005	622,394
	Texas GO VRDO	1.210%	11/7/19	19,140	19,140
	Texas GO VRDO	1.250%	11/7/19	7,455	7,455
	Texas State University System Financing System Revenue (Extendible) CP	1.300%	7/25/20	55,055	55,055
	Texas State University System Financing System Revenue (Extendible) CP	1.300%	7/25/20	89,706	89,706
	Texas Tech University CP	1.300%	12/4/19	6,838	6,838
	Texas Transportation Commission Mobility Fund GO VRDO	1.140%	11/7/19	34,895	34,895
1	Texas Water Development Board Revenue TOB VRDO	1.150%	11/7/19	5,900	5,900
1	Texas Water Development Board Revenue TOB VRDO	1.150%	11/7/19	3,750	3,750
1	Texas Water Development Board Revenue TOB VRDO	1.150%	11/7/19	9,500	9,500
1	Texas Water Development Board Revenue TOB VRDO	1.150%	11/7/19	10,000	10,000
1	Texas Water Development Board TOB VRDO	1.150%	11/7/19	3,750	3,750
1	Texas Water Development Board TOB VRDO	1.160%	11/7/19	6,640	6,640
	University of Houston TX System Consolidated Revenue CP	1.410%	2/5/20	7,500	7,500
	University of North Texas Revenue Financing System (Extendible) CP	1.440%	6/15/20	11,250	11,250
	University of Texas System Permanent University Fund CP	1.350%	11/6/19	25,000	25,000
	University of Texas System Permanent University Fund CP	1.320%	11/14/19	25,000	25,000
	University of Texas System Permanent University Fund CP	1.300%	11/19/19	25,000	25,000
	University of Texas System Permanent University Fund CP	1.310%	12/3/19	14,500	14,500
	University of Texas System Permanent University Fund CP	1.290%	12/4/19	10,000	10,000
	University of Texas System Permanent University Fund CP	1.380%	12/9/19	15,000	15,000

38

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	University of Texas System Revenue Financing System Revenue CP	1.350%	11/1/19		21,000	21,000
	University of Texas System Revenue Financing System Revenue CP	1.430%	11/1/19		10,500	10,500
	University of Texas System Revenue Financing System Revenue CP	1.320%	11/5/19		15,300	15,300
	University of Texas System Revenue Financing System Revenue CP	1.300%	11/19/19		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	1.300%	12/3/19		12,500	12,500
	University of Texas System Revenue Financing System Revenue CP	1.400%	12/9/19		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	1.380%	12/10/19		16,660	16,660
	University of Texas System Revenue Financing System Revenue CP	1.350%	3/5/20		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	1.350%	3/6/20		23,500	23,500
	University of Texas System Revenue Financing System Revenue CP	1.290%	5/21/20		25,000	25,000
1	Whitehouse TX Independent School District GO TOB VRDO	1.150%	11/7/19	LOC	4,750	4,750
						2,979,396
Utah (0.3%)
1	University of Utah Revenue TOB VRDO	1.190%	11/7/19	(Prere.)	9,330	9,330
	Utah County UT Hospital Revenue (IHC Health Services) VRDO	1.170%	11/7/19		18,460	18,460
	Utah County UT Hospital Revenue (IHC Health Services) VRDO	1.170%	11/7/19		22,290	22,290
	Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	1.180%	11/7/19		2,190	2,190
1	Utah Transit Authority Sales Tax Revenue TOB VRDO	1.150%	11/7/19		6,670	6,670
						58,940
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen Health Care Project) VRDO	1.120%	11/7/19	LOC	15,480	15,480

Virginia (0.9%)
	Albemarle County VA Economic Development Hospital Revenue (Sentara Martha Jefferson Hospital) VRDO	1.130%	11/7/19		41,600	41,600
1	Alexandria VA GO TOB PUT	1.240%	1/9/20		4,800	4,800
1	Hampton Roads VA Sanitation & Wastewater District Revenue TOB PUT	1.240%	1/30/20		11,000	11,000
1	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	1.150%	11/7/19		11,250	11,250

39

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	1.150%	11/7/19		7,830	7,830
	Loudoun County VA Industrial Development Authority Revenue (Howard Hughes Medical Institute) VRDO	1.090%	11/7/19		7,400	7,400
1	Portsmouth VA GO TOB PUT	1.250%	11/21/19		11,535	11,535
	Stafford County VA Industrial Development Authority Revenue (VML/VACo Commonwealth Loan Program) VRDO	1.190%	11/7/19	LOC	1,685	1,685
1	Suffolk VA GO TOB PUT	1.240%	1/23/20		4,605	4,605
1	University of Virginia Revenue TOB PUT	1.250%	11/28/19		5,300	5,300
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/20		14,775	14,903
1	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs) TOB VRDO	1.150%	11/7/19		4,025	4,025
	Virginia Commonwealth University CP 2019-A	1.350%	2/5/20		8,000	8,000
1	Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	1.140%	11/7/19		5,000	5,000
	Virginia Public Building Authority Public Facilities Revenue VRDO	1.100%	11/7/19		29,900	29,900
						168,833
Washington (2.5%)
1	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	1.150%	11/7/19		2,885	2,885
1	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	1.150%	11/7/19		2,665	2,665
1	City of Seattle WA Municipal Light & Power Revenue TOB VRDO	1.150%	11/7/19		3,000	3,000
1	City of Seattle WA Municipal Light & Power Revenue TOB VRDO	1.150%	11/7/19		3,000	3,000
	King County WA GO VRDO	1.130%	11/7/19		43,095	43,095
1	King County WA Public Hospital District No. 2 GO VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	King County WA School District No. 401 GO TOB VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	King County WA School District No. 414 GO TOB PUT	1.240%	1/23/20		8,800	8,800
1	King County WA Sewer Revenue TOB VRDO	1.150%	11/7/19		2,100	2,100
1	Lewis & Thurston Counties WA School District No. 401 Centralia GO VRDO	1.150%	11/7/19	LOC	5,000	5,000
1	Northwest Energy Washington Electric Revenue (Columbia Generating Station) TOB VRDO	1.150%	11/7/19		8,250	8,250
1	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	1.150%	11/7/19		2,650	2,650
	Port of Tacoma WA Revenue VRDO	1.150%	11/7/19	LOC	28,830	28,830

40

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Port of Tacoma WA Revenue VRDO	1.150%	11/7/19	LOC	36,680	36,680
	Port of Tacoma WA Revenue VRDO	1.150%	11/7/19	LOC	15,490	15,490
1	Port of Tacoma WA TOB VRDO	1.200%	11/7/19		6,000	6,000
1	Seattle WA GO TOB PUT	1.240%	1/9/20		4,415	4,415
1	Seattle WA Municipal Light & Power Revenue TOB PUT	1.240%	12/26/19		10,135	10,135
1	Seattle WA Water System Revenue TOB PUT	1.240%	1/23/20		11,775	11,775
1	Spokane County WA School District GO VRDO	1.150%	11/7/19	LOC	5,700	5,700
1	Spokane County WA School District No. 354 Mead GO VRDO	1.150%	11/7/19	LOC	5,545	5,545
	Washington COP	5.000%	7/1/20		6,265	6,419
1	Washington GO TOB VRDO	1.150%	11/7/19		4,700	4,700
1	Washington GO TOB VRDO	1.150%	11/7/19		2,250	2,250
1	Washington GO TOB VRDO	1.150%	11/7/19		5,740	5,740
1	Washington GO VRDO	1.150%	11/7/19	LOC	4,750	4,750
1	Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	1.150%	11/7/19		1,875	1,875
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	1.100%	11/7/19		73,780	73,780
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	1.100%	11/7/19		25,180	25,180
1	Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	1.150%	11/7/19		21,280	21,280
1	Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	1.150%	11/7/19		3,275	3,275
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	1.150%	11/7/19		21,100	21,100
	Washington Housing Finance Commission Multi-Family Housing Revenue (Merrill Gardens at Kirkland Project) VRDO	1.160%	11/7/19	LOC	24,600	24,600
	Washington Housing Finance Commission Multi-Family Housing Revenue (Reserve at SeaTac Apartments Project) VRDO	1.140%	11/7/19	LOC	33,000	33,000
						443,964
West Virginia (1.0%)
	Cabell WV University Facilities Revenue VRDO	1.160%	11/7/19	LOC	64,245	64,245
1	Morgantown WV Combined Utility System Revenue TOB VRDO	1.170%	11/7/19	LOC	1,475	1,475
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	1.170%	11/7/19	LOC	7,400	7,400
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.) VRDO	1.120%	11/7/19	LOC	103,870	103,870
						176,990

41

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Wisconsin (3.2%)
	Madison WI GO	3.000%	10/1/20		8,045	8,161
1	Milwaukee WI Metropolitan Sewer District GO TOB PUT	1.240%	12/12/19		5,375	5,375
	Milwaukee WI RAN	3.000%	5/7/20		30,000	30,201
	Milwaukee WI RAN	2.000%	10/1/20		175,000	176,161
1	Verona WI Area School District GO TOB PUT	1.240%	1/30/20		17,755	17,755
	Wisconsin GO (Extendible) CP	1.400%	5/2/20		12,625	12,625
	Wisconsin GO (Extendible) CP	1.450%	6/29/20		57,494	57,494
	Wisconsin GO (Extendible) CP	1.490%	7/3/20		42,574	42,574
	Wisconsin GO (Extendible) CP	1.430%	7/11/20		45,910	45,910
	Wisconsin GO (Extendible) CP	1.410%	7/12/20		12,510	12,510
	Wisconsin GO CP	1.300%	12/3/19		14,705	14,705
	Wisconsin GO CP	1.300%	12/3/19		19,869	19,869
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		1,500	1,500
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		12,000	12,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		5,000	5,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		5,000	5,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.160%	11/7/19		3,735	3,735
1	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) TOB VRDO	1.150%	11/7/19		5,000	5,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) TOB VRDO	1.150%	11/7/19		2,000	2,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	1.150%	11/7/19		11,615	11,615
1	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	1.150%	11/7/19		3,320	3,320
	Wisconsin Health & Educational Facilities Authority Revenue (University of Wisconsin Medical Foundation) VRDO	1.110%	11/7/19	LOC	2,000	2,000
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.120%	11/7/19		24,470	24,470
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.120%	11/7/19		20,200	20,200
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.120%	11/7/19		18,325	18,325

42

Municipal Money Market Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	1.120%	11/7/19	23,410	23,410
1	Wisconsin Housing & Economic Development Authority TOB VRDO	1.150%	11/7/19	5,000	5,000
					585,915
Total Tax-Exempt Municipal Bonds (Cost $17,613,398)					17,613,398

			Shares
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
5	Vanguard Municipal Cash Management Fund (Cost $427,848)	1.198%	4,278,495	427,892
Total Investments (99.6%) (Cost $18,041,246)				18,041,290

Amount
($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard	841
Receivables for Investment Securities Sold	115,465
Receivables for Capital Shares Issued	26,937
Receivables for Accrued Income	62,395
Other Assets	18,669
Total Other Assets	224,307
Liabilities
Payables for Investment Securities Purchased	(117,026)
Payables for Capital Shares Redeemed	(34,562)
Payables for Distributions	(1,801)
Payables to Vanguard	(1,486)
Total Liabilities	(154,875)
Net Assets (100%)
Applicable to 18,108,720,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,110,722
Net Asset Value Per Share	$1.00

43

Municipal Money Market Fund

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	18,110,719
Total Distributable Earnings (Loss)	3
Net Assets	18,110,722

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $6,806,333,000, representing 37.6% of net assets.

2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

45

Municipal Money Market Fund

Statement of Operations

Year Ended October 31, 2019
($000)
Investment Income
Income
Interest[1]	291,445
Total Income	291,445
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,068
Management and Administrative	19,129
Marketing and Distribution	2,672
Custodian Fees	107
Auditing Fees	28
Shareholders’ Reports	50
Trustees’ Fees and Expenses	8
Total Expenses	27,062
Expenses Paid Indirectly	(100)
Net Expenses	26,962
Net Investment Income	264,483
Realized Net Gain (Loss) on Investment Securities Sold[1]	(24)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	45
Net Increase (Decrease) in Net Assets Resulting from Operations	264,504

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,020,000, $31,000, and $44,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019 ($000)	2018 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	264,483	212,880
Realized Net Gain (Loss)	(24)	(2)
Change in Unrealized Appreciation (Depreciation)	45	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	264,504	212,876
Distributions
Net Investment Income	(264,481)	(212,911)
Realized Capital Gain	—	—
Total Distributions	(264,481)	(212,911)
Capital Share Transactions (at $1.00 per share)
Issued	11,242,372	12,478,236
Issued in Lieu of Cash Distributions	238,798	194,145
Redeemed	(11,033,267)	(12,369,854)
Net Increase (Decrease) from Capital Share Transactions	447,903	302,527
Total Increase (Decrease)	447,926	302,492
Net Assets
Beginning of Period	17,662,796	17,360,304
End of Period	18,110,722	17,662,796

See accompanying Notes, which are an integral part of the Financial Statements.

47

Municipal Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.015[1]	.012[1]	.007[1]	.0025	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.015	.012	.007	.0025	.0001
Distributions
Dividends from Net Investment Income	(.015)	(.012)	(.007)	(.0025)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.015)	(.012)	(.007)	(.0025)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.48%	1.21%	0.66%	0.25%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,111	$17,663	$17,360	$16,124	$17,222
Ratio of Expenses to Average Net Assets[3]	0.15%	0.15%	0.15%	0.12%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.20%	0.66%	0.24%	0.01%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2016 and 0.15% for 2015. For the years ended October 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Municipal Money Market Fund

Notes to Financial Statements

Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

49

Municipal Money Market Fund

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $841,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $100,000 (an annual rate of 0.00% of average net assets).

D.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.           Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

50

Municipal Money Market Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	1,784
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(26)
Net Unrealized Gains (Losses)	44

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	18,041,246
Gross Unrealized Appreciation	82
Gross Unrealized Depreciation	(38)
Net Unrealized Appreciation (Depreciation)	44

F.            The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2019, such purchases and sales were $384,470,000 and $2,143,930,000, respectively.

G.          Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

52

Special 2019 tax information (unaudited) for Vanguard Municipal Money Market Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

53

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q450 122019

Annual Report | October 31, 2019 Vanguard Municipal Bond Funds

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	5
Short-Term Tax-Exempt Fund	7
Limited-Term Tax-Exempt Fund	61
Intermediate-Term Tax-Exempt Fund	165
Long-Term Tax-Exempt Fund	318
High-Yield Tax-Exempt Fund	363

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

Your Fund’s Performance at a Glance

•     For the 12 months ended October 31, 2019, the returns for Admiral Shares of the five Vanguard tax-exempt bond funds discussed in this report ranged from 2.76% for the Short-Term Tax-Exempt Fund to 10.90% for the High-Yield Tax-Exempt Fund. Results of the funds versus their benchmark indexes were mixed.

•     There was a marked shift in global monetary policy during the period. In the face of slowing global growth and intensifying trade disputes, many central banks turned more accommodative. The U.S. Federal Reserve, after raising its target for short-term interest rates four times in 2018, cut rates three times this calendar year and ended its balance sheet tapering. Bonds, including municipal issues, saw their yields fall and prices rise.

•     The Short-Term Tax-Exempt Fund and Limited-Term Tax-Exempt Fund underperformed their benchmark indexes largely because their average durations (a measure of their sensitivity to changes in interest rates) were shorter than their benchmarks’ as yields fell. The three other funds had average durations that were longer than their indexes’, which helped their performance.

•     The advisor continued to favor intermediate-term to long-term maturities, which helped performance as yields fell, and maintained a slight credit overweight that proved beneficial as recession fears went unrealized.

Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

Advisor’s Report

For the 12 months ended October 31, 2019, Vanguard’s five national tax-exempt bond funds posted returns that ranged from 2.68% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 10.90% for Admiral Shares of Vanguard High-Yield Tax-Exempt Fund. Relative to their benchmark indexes, results were mixed.

With municipal bond prices rising, the funds’ 30-day SEC yields declined. The High-Yield Tax-Exempt Fund’s yield, for example, declined 126 basis points over the 12-month period to 2.33%. (Yields cited here are for Admiral Shares. A basis point is one-hundredth of a percentage point.) The other funds saw similar or smaller decreases, with the Short-Term Tax-Exempt Fund’s 30-day SEC yield slipping the least, 56 basis points, to 1.37%. The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the High-Yield Tax-Exempt Fund owned such securities.

Investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the period.

Further signs of a global slowdown and tepid inflation at the start of 2019 led to a pivot in monetary policy across much of the world as major central banks took a more accommodative stance. The labor market in the United States remained robust even as the pace of job creation eased a little. The unemployment rate continued to trend lower, falling to 3.6% by the end of the period, which helped keep consumers spending.

Although gross domestic product, the broadest measure of economic activity, expanded at an annual rate of about 3% after adjusting for inflation in the first quarter of 2019, its pace of growth has slowed since then amid fading effects from tax cuts, weaker business confidence, and trade disputes. Inflation has remained tame.

After raising rates in December, the Federal Reserve began to reverse gears with an announcement in March that it would end its balance sheet tapering. It then went on to lower the federal funds rate in August, September, and October. Those cuts, the first in more than a decade, were justified by policymakers as “insurance” meant to cushion the effects of trade policies and prolong an economic expansion already in its 11th year.

Although they are affected less by international developments, municipal bonds largely took their cues from Treasuries, whose yields fell across the maturity spectrum. The average yield of 2-year AAA-rated general obligation issues slipped 94 basis points to 1.14% by the end of the period. The comparable 10-year yield dropped 128 basis points to 1.48%.

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	October 31,	October 31,
Maturity	2018	2019
2 years	2.08%	1.14%
5 years	2.32	1.19
10 years	2.76	1.48
30 years	3.44	2.14

Source: Vanguard.

Demand for muni bonds was strong through much of the period. That supported prices, as did supply in recent months. We thought that pre-refunding tax-exempt securities would come to an end after the 2017 tax reform legislation made tax-exempt interest on advance refunding bonds taxable. With rates falling so low, however, municipalities have been pre-refunding tax-exempt securities by issuing taxable securities, thereby shrinking the supply of longer-dated tax-exempt munis.

Credit quality in the municipal market remained solid overall as revenue collections were supported by the strong economy.

Management of the funds

Duration—a measure, expressed in years, of a portfolio’s sensitivity to changes in interest rates—had a mixed impact on the funds. The Short-Term and Intermediate-Term Tax-Exempt Funds had average durations that were structurally shorter than those of their benchmarks, a stance that detracted from their relative performance for the period given the significant decline in yields that occurred. On the other hand, the three other funds’ structural durations were longer than those of their benchmarks, which boosted their relative performance.

We maintained a tilt toward longer-term maturities, which helped as yields fell. For the 12 months, the average return for municipal bonds with a 3-year maturity was 4.44%, compared with 9.88% for 10-year bonds and 11.72% for 20-year bonds, as measured by the Bloomberg Barclays Municipal Bond Index.

A modest overweight to muni bonds on the lower rungs of the investment-grade credit ladder was intended principally to capture the additional yield they produce, especially as credit spreads versus Treasuries were fairly tight. For the 12 months, they performed better than their higher-quality counterparts as credit spreads compressed. Bonds rated A returned 9.94% and bonds rated BBB returned 11.32%, according to the Bloomberg Barclays Municipal Bond Index, compared with 8.75% for bonds rated AAA.

Outlook

Global growth is set to keep softening, owing in part to trade tensions and policy uncertainty. The U.S. economy may slow to a pace of around 1% in 2020 after adjusting for inflation, below its normal trend growth of around 2%.

Other major economies are likely to see a deceleration as well. China, the world’s second-largest economy, is likely to grow at around 5.8% in 2020—but that figure could be markedly lower without further stimulus. In the euro area, growth may stay below trend, at about 1%, given recent indications that manufacturing weakness is spilling over into supply chains and the services sector.

This backdrop, along with modest wage gains and structural factors like technology advancements and globalization, is unlikely to fuel a surge in consumer prices.

The prospect of slowing growth and tame inflation is likely to elicit more monetary easing by major central banks. The Fed has cut rates by 75 basis points so far this year, and we believe it may well make further reductions depending on what happens with trade tariffs and the shape of the yield curve. Other central banks stand ready as well to provide further monetary support; fiscal stimulus is also under consideration, notably in Germany and China.

We expect to see periods of turbulence in the global economy in the year ahead. Based on that outlook and the fact that rates are low and credit spreads are tight, we are positioned going into the new fiscal year with plenty of dry powder on hand, which will allow us to take advantage of price dislocations as they arise.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

James M. D’Arcy, CFA, Portfolio Manager

Adam M. Ferguson, CFA, Portfolio Manager

Mathew M. Kiselak, Principal,

Portfolio Manager, Head of

Municipal Bond Desk

Justin A. Schwartz, CFA, Portfolio Manager,

Head of Municipal Money Market Funds

Vanguard Fixed Income Group

November 21, 2019

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2019
Tax-Exempt Fund	Beginning Account Value 4/30/2019	Ending Account Value 10/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$1,011.93	$0.86
Admiral™ Shares	1,000.00	1,012.33	0.46
Limited-Term
Investor Shares	$1,000.00	$1,018.62	$0.86
Admiral Shares	1,000.00	1,019.03	0.46
Intermediate-Term
Investor Shares	$1,000.00	$1,032.31	$0.87
Admiral Shares	1,000.00	1,032.72	0.46
Long-Term
Investor Shares	$1,000.00	$1,040.93	$0.87
Admiral Shares	1,000.00	1,041.35	0.46
High-Yield
Investor Shares	$1,000.00	$1,042.52	$0.88
Admiral Shares	1,000.00	1,042.94	0.46
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Limited-Term
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Intermediate-Term
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Long-Term
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
High-Yield
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009–October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended October 31, 2019			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	2.68%	1.09%	1.06%	$11,114
Bloomberg Barclays 1 Year Municipal Bond Index	2.84	1.14	1.11	11,171
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	15,388

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Short-Term Tax-Exempt Fund Admiral Shares	2.76%	1.18%	1.15%	$56,038
Bloomberg Barclays 1 Year Municipal Bond Index	2.84	1.14	1.11	55,856
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	76,939

See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Largest Area Concentrations

As of October 31, 2019

New York	15.3%
Texas	15.2
Illinois	7.4
Pennsylvania	6.2
Massachusetts	4.0
California	4.0
Ohio	3.6
Georgia	3.4
Florida	3.2
Maryland	3.2
Top Ten	65.5%

The table shows the percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.9%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,500	1,531
1	Alabama Federal Aid Highway Finance Authority GAN TOB VRDO	1.270%	11/7/19	(Prere.)	8,000	8,000
1	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	1.150%	11/7/19		14,540	14,540
	Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health Credit Group) PUT	1.850%	11/1/22		5,165	5,228
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/19		500	501
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21		1,000	1,069
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22		2,255	2,477
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		21,285	22,882
2	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.261%	12/1/23		17,500	17,358
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		8,550	8,865
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		21,400	22,678
	Huntsville AL GO	5.000%	5/1/22		1,170	1,280
	Jefferson County AL GO	5.000%	4/1/20		2,500	2,536
	Jefferson County AL GO	5.000%	4/1/21		2,000	2,098
	Jefferson County AL GO	5.000%	4/1/22		3,500	3,796
	Jefferson County AL GO	5.000%	4/1/23		1,375	1,537
	Jefferson County AL Revenue	5.000%	9/15/20		1,250	1,291
	Jefferson County AL Revenue	5.000%	9/15/21		1,625	1,736
	Jefferson County AL Revenue	5.000%	9/15/22		625	689
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/20		1,275	1,289
	Prattville AL Industrial Development Board Environmental Improvement Revenue (International Paper Co.) PUT	2.000%	10/1/24		450	455
	Prattville AL Industrial Development Board Environmental Improvement Revenue (International Paper Co.) PUT	2.000%	10/1/24		450	455
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/20		1,265	1,282
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/21		3,000	3,140
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21		1,250	1,298
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/22		5,000	5,389
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22		1,225	1,298
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/23		10,395	11,494
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23		2,000	2,164
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		6,675	7,290
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/20		420	433
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/21		460	491
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/22		500	551
						157,121
Alaska (0.1%)
	Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20		6,900	7,087
	Anchorage AK GO	5.000%	9/1/22		1,500	1,658
	Anchorage AK GO	5.000%	9/1/22		1,000	1,106
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22		1,500	1,652
	North Slope Borough AK GO	5.000%	6/30/20	(Prere.)	5,000	5,127
	North Slope Borough AK GO	5.000%	6/30/20		625	641
	North Slope Borough AK GO	5.000%	6/30/21		625	663
	North Slope Borough AK GO	5.000%	6/30/22		950	1,010
						18,944
Arizona (1.2%)
	Arizona COP	5.000%	10/1/20		10,000	10,344
	Arizona COP	5.000%	10/1/21		8,000	8,576
	Arizona COP	5.000%	10/1/22		9,000	9,972
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20		1,000	1,009
	Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/23		1,750	1,951
1	Arizona Health Facilities Authority Revenue (Dignity Health) TOB VRDO	1.390%	11/7/19	LOC	23,295	23,295
	Arizona Lottery Revenue	5.000%	7/1/21		3,500	3,720
	Arizona Lottery Revenue	5.000%	7/1/22		7,500	8,249
	Arizona Lottery Revenue	5.000%	7/1/23		2,500	2,842
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20		2,000	2,051

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22		1,685	1,792
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		2,365	2,625
	Glendale AZ GO	4.000%	7/1/20	(4)	2,920	2,974
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	10/18/22		11,000	12,166
2	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.500%	10/18/22		7,500	7,513
1	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	1.140%	11/7/19		5,730	5,730
1	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	1.150%	11/7/19		16,850	16,850
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/21		750	800
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/22		1,000	1,099
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/23		500	565
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/22		2,500	2,750
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		11,870	12,624
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		11,565	12,300
	Phoenix AZ GO	4.000%	7/1/20		10,095	10,285
	Phoenix AZ GO	4.000%	7/1/24		2,025	2,174
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/21		315	324
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/22		650	679
	Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	(Prere.)	4,215	4,466
	Pima County AZ Sewer Revenue	5.000%	7/1/21		3,000	3,190
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/22		1,000	1,101
	Salt River AZ Project Agricultural Improvement & Power District Revenue	5.000%	12/1/23		8,990	9,702
	Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23		7,250	7,320
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/21		250	266
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/22		425	467
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/23		375	425
	Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue (Republic Services Inc.) PUT	1.300%	12/2/19		7,500	7,501
						199,697
Arkansas (0.0%)
	Rogers AR School District No. 30 GO	5.000%	2/1/20		1,000	1,009
	Rogers AR School District No. 30 GO	5.000%	2/1/21		1,500	1,568
						2,577
California (4.0%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		12,385	12,476
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		8,750	8,914
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		15,350	15,677
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, 70% of 3M USD LIBOR + 0.550%	2.019%	4/1/21		14,990	15,015
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.820%	4/1/21		50	50
2	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.220%	1.340%	12/1/20		15,900	15,904
2	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.370%	1.490%	12/1/22		1,000	1,003
3	California GO	5.000%	8/1/20		20,000	20,577
	California GO	5.000%	8/1/20		10,325	10,623
	California GO	5.000%	9/1/20		10,075	10,398
	California GO	5.250%	10/1/20		20	20
	California GO	5.000%	11/1/21		43,230	46,599
	California GO	5.000%	11/1/21		14,180	15,285
	California GO	5.000%	4/1/22		14,500	15,856
	California GO PUT	4.000%	12/1/21		8,225	8,595
2	California GO PUT, 70% of 1M USD LIBOR + 0.700%	2.111%	12/1/20		3,500	3,510
2	California GO PUT, 70% of 1M USD LIBOR + 0.760%	2.171%	12/1/21		10,575	10,651
2	California GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	1.410%	12/1/20		35,800	35,805
2	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.500%	12/1/22		42,615	42,670
2	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	1.550%	12/1/23		2,000	2,005
4	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	3.000%	3/1/24		10,000	10,595
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/20		600	606
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/21		1,000	1,049
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.120%	11/7/19		6,750	6,750
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20		11,400	11,391

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		1,800	1,863
1	California Health Facilities Financing Authority Revenue VRDO	1.340%	11/7/19	LOC	50,000	50,000
2	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group) PUT, 70% of 1M USD LIBOR + 0.950%	2.197%	11/1/20		250	250
2	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	1.640%	8/1/21		15,200	15,184
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.622%	4/1/21		6,640	6,644
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.839%	4/1/20		5,625	5,629
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.839%	4/1/20		4,500	4,503
2	California Infrastructure & Economic Development Bank Revenue PUT, 70% of 1M USD LIBOR + 0.650%	1.897%	2/1/21		25,000	25,061
2	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	12/1/20		1,400	1,401
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/20		305	315
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/20		325	336
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/21		250	267
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/22		250	275
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20		625	631
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21		1,000	1,047
	California Statewide Communities Development Authority Health Facility Revenue (Catholic Healthcare West)	1.670%	11/8/19	(4)	2,950	2,950
	California Statewide Communities Development Authority Health Facility Revenue (Catholic Healthcare West)	1.750%	11/8/19	(4)	36,325	36,325
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/20		350	352
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/21		300	312
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/22		500	537
1	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group) TOB VRDO	1.270%	11/7/19		13,435	13,435
	California Statewide Communities Development Authority Revenue (Dignity Health System Obligated Group)	1.670%	11/8/19	(4)	825	825
1	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24		10,405	11,615
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20		500	510
2	Contra Costa CA Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	1.672%	9/1/21		1,500	1,499
2	Eastern California Municipal Water District Water& Wastewater Revenue PUT, 70% of 1M USD LIBOR + 0.300%	1.722%	10/1/21		2,450	2,451
2	Eastern California Municipal Water District Water& Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	10/1/21		850	850
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20		3,000	3,047
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		1,250	1,317
1	Fresno CA Unified School District GO TOB VRDO	1.270%	11/7/19		6,170	6,170
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,335	3,404
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,745	2,897
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		7,165	7,785
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.220%	11/7/19	LOC	4,960	4,960
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19		1,500	1,502
	Long Beach CA Harbor Revenue	5.000%	12/15/20		18,500	19,317
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/21		1,200	1,276
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.130%	11/7/19	LOC	10,000	10,000
	Palomar Pomerado Health California COP	2.450%	11/6/19	(4)	4,775	4,775
2	Riverside CA Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.630%	1.750%	1/15/20		1,670	1,673
1	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	1.170%	11/7/19	LOC	1,150	1,150
1	Sacramento CA Municipal Utility District Revenue TOB VRDO	1.170%	11/7/19		7,500	7,500
1	San Diego CA Community College District GO TOB VRDO	1.170%	11/7/19	(Prere.)	4,200	4,200
	San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		20,000	20,845
	San Francisco CA City & County Unified School District GO	5.000%	6/15/21		7,045	7,500
	Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,100	2,045
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	2.250%	5/1/21		5,000	5,046
2	Southern California Public Power Authority Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	5/1/21		13,700	13,701
	Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20		8,750	8,776
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/22	(15)	1,400	1,553

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	University of California Revenue TOB VRDO	1.270%	11/7/19		10,435	10,435
	Washington Township CA Health Care District Revenue	5.000%	7/1/20		625	640
	Western California Municipal Water District Revenue PUT	1.500%	10/1/20		7,325	7,336
						665,941
Colorado (1.3%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/19		1,000	1,003
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/20		1,455	1,515
	Adams County CO COP	4.000%	12/1/19		1,250	1,253
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		1,000	1,115
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/24		1,680	1,930
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/20	(ETM)	1,495	1,527
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	(ETM)	1,000	1,058
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	(ETM)	720	788
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23		3,230	3,344
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		2,500	2,853
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/21	(Prere.)	750	785
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19		7,250	7,250
2	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.631%	11/12/20		5,000	5,014
2	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.631%	11/12/20		7,500	7,521
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/20		1,000	1,003
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21		325	333
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/25		325	353
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/21		2,500	2,515
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue	1.350%	2/1/22		2,400	2,394
2	Colorado Public Highway Authority Revenue PUT, 67% of 1M USD LIBOR + 1.050%	2.247%	9/1/21		3,000	3,027
1	Colorado Regional Transportation District CP TOB VRDO	1.220%	11/7/19		18,255	18,255
	Dawson Ridge CO Metropolitan District No. 1 GO	0.000%	10/1/22	(ETM)	6,000	5,763
	Denver CO City & County Airport Revenue	1.300%	11/7/19	(12)	9,000	9,000
	Denver CO City & County Airport Revenue	1.410%	11/8/19	(12)	15,550	15,550
	Denver CO City & County Airport Revenue	5.000%	11/15/22		5,000	5,200
2	Denver CO City & County Airport Revenue PUT, 70% of 1M USD LIBOR + 0.860%	2.282%	11/15/19		14,015	14,018
	Denver CO City & County Board of Water Commissioners Water Revenue	4.000%	12/15/22		1,085	1,150
2	E-470 Public Highway Authority Colorado Revenue PUT, 67% of 1M USD LIBOR + 0.420%	1.629%	9/1/21		1,625	1,625
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/21	(4)	400	431
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/22	(4)	675	748
	Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/23		795	884
	Metro CO Wastewater Reclamation District Revenue	5.000%	4/1/22		13,910	15,186
	Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22		14,350	14,394
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20		1,055	1,082
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	1/15/22		2,800	2,852
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23		3,250	3,313
	Southlands CO Metropolitan District GO	3.000%	12/1/22		174	176
	University of Colorado Enterprise System Revenue	5.000%	6/1/22		720	789
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/24		13,075	13,311
	University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22		16,350	17,429
	University of Colorado Hospital Authority Revenue PUT	5.000%	11/15/24		10,000	11,587
	University of Colorado Hospital Authority Revenue VRDO	1.200%	11/7/19		20,000	20,000
						219,324
Connecticut (2.3%)
	Bridgeport CT GO	5.000%	8/15/20	(4)(ETM)	3,435	3,537
	Bridgeport CT GO	5.000%	8/15/20	(4)	3,680	3,781
	Connecticut GO	5.000%	4/15/20		1,000	1,017
	Connecticut GO	5.000%	6/15/20		2,920	2,988
	Connecticut GO	5.000%	9/15/20		1,590	1,642
	Connecticut GO	5.000%	12/1/20		1,500	1,504
	Connecticut GO	5.000%	4/15/21		6,000	6,327
	Connecticut GO	5.000%	6/15/21		2,780	2,949
	Connecticut GO	5.000%	4/15/22		3,750	4,078
	Connecticut GO	5.000%	4/15/22		500	544
	Connecticut GO	5.000%	5/15/22		1,500	1,583
	Connecticut GO	5.000%	5/15/22		925	1,008
	Connecticut GO	5.000%	6/15/22		4,675	5,110

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Connecticut GO	5.000%	10/1/22		1,425	1,472
	Connecticut GO	5.000%	10/15/22		6,295	6,953
	Connecticut GO	5.000%	11/1/22		500	536
	Connecticut GO	5.000%	4/15/23		3,375	3,657
	Connecticut GO	5.000%	4/15/23		2,405	2,695
	Connecticut GO	5.000%	4/15/23		3,200	3,585
	Connecticut GO	5.000%	6/15/23		1,105	1,244
	Connecticut GO	5.000%	9/15/23		1,310	1,486
	Connecticut GO	5.000%	10/15/23		3,645	4,145
	Connecticut GO	5.000%	10/15/23		500	553
	Connecticut GO	5.000%	11/15/23		955	1,088
	Connecticut GO	5.000%	10/15/24		3,305	3,754
	Connecticut GO	5.000%	11/1/25		1,750	1,873
1	Connecticut GO TOB VRDO	1.160%	11/7/19	LOC	25,750	25,750
2	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.650%	1.770%	3/1/20		1,400	1,403
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/20		2,215	2,294
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/21		1,325	1,419
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/22		1,000	1,101
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/21		2,290	2,429
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/22		2,925	3,203
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/23		1,800	2,031
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/24		2,200	2,550
	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19		750	751
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/21		1,380	1,456
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22		765	829
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20		17,400	17,415
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		23,645	23,802
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		16,875	16,987
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21		61,650	62,450
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		10,050	10,218
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		735	748
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		1,275	1,297
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		24,675	24,775
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		25,325	25,428
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		13,825	15,186
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		4,450	4,888
	Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	1.800%	7/1/24		13,750	13,958
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20		1,155	1,155
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21		16,755	16,773
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.625%	11/15/22		1,000	1,001
	Connecticut Special Tax Revenue	5.000%	10/1/22		3,605	3,981
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20		2,500	2,585
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23		11,245	12,772
1	Connecticut Special Tax Revenue (Transportation Infrastructure) TOB VRDO	1.180%	11/7/19		4,550	4,550
	Hartford County CT Metropolitan District GO	5.000%	7/15/21		1,310	1,394
	Hartford County CT Metropolitan District GO	5.000%	7/15/22		1,000	1,100
	Hartford County CT Metropolitan District GO	5.000%	7/15/22		2,500	2,751
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		525	596
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		1,000	1,135
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		1,045	1,186
	New Britain CT GO	5.000%	3/1/20	(15)(ETM)	1,050	1,063
	New Britain CT GO	5.000%	3/1/20	(15)	125	126
	New Haven CT GO	5.000%	8/15/21	(4)(ETM)	1,000	1,068
						384,713
Delaware (0.4%)
	Delaware GO	5.000%	2/1/21		1,560	1,636
	Delaware GO	5.000%	3/1/21		1,585	1,668
	Delaware GO	5.000%	8/1/24		2,665	3,041
1	Delaware River & Bay Authority Delaware Revenue TOB VRDO	1.250%	11/7/19		8,135	8,135
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20		825	846
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23		10,000	11,007
	New Castle County DE GO	5.000%	10/1/20		7,470	7,733
	New Castle County DE GO	5.000%	4/1/21		2,355	2,483
	New Castle County DE GO	5.000%	4/1/22		1,845	2,016
	New Castle County DE GO	5.000%	10/1/22		5,520	6,135
	University of Delaware Revenue	5.000%	11/1/20		725	752
	University of Delaware Revenue	5.000%	11/1/21		800	861
	University of Delaware Revenue	5.000%	11/1/22		1,110	1,234

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of Delaware Revenue	5.000%	11/1/23		1,065	1,222
	University of Delaware Revenue	5.000%	11/1/24		1,115	1,318
1	University of Delaware Revenue TOB VRDO	1.210%	11/7/19		9,170	9,170
						59,257
District of Columbia (0.3%)
1	District of Columbia Housing Finance Agency Multifamily Housing Revenue (The Yards Parcel Project) TOB VRDO	1.200%	11/7/19	LOC	32,000	32,000
1	District of Columbia Housing Finance Agency Multifamily Housing Revenue (The Yards Parcel Project) TOB VRDO	1.200%	11/7/19	LOC	5,225	5,225
1	District of Columbia Income Tax Revenue TOB VRDO	1.150%	11/7/19		12,910	12,910
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/20		2,500	2,586
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/21		2,500	2,679
						55,400
Florida (3.2%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/21		330	354
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/22		350	388
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	4.000%	12/1/23		1,000	1,100
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/24		1,210	1,415
	Atlantic Beach FL Health Care Facilities Revenue (Fleet Landing Project)	3.000%	11/15/23		1,920	1,931
1	Broward County FL Airport System Revenue TOB VRDO	1.150%	11/7/19	LOC	31,360	31,360
	Broward County FL GO	5.000%	1/1/21		1,255	1,311
	Broward County FL School Board COP	5.000%	7/1/20		5,470	5,604
	Broward County FL School Board COP	5.000%	7/1/22		4,830	5,303
	Cape Coral FL Utility Improvement Special Assessment Revenue	1.900%	9/1/20	(4)	920	922
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.000%	9/1/21	(4)	1,155	1,162
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20		4,550	4,563
	Escambia County FL Environmental Improvement Revenue (International Paper Co.) PUT	2.000%	10/1/24		825	835
	Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.800%	11/19/20		20,000	20,064
	Florida Board of Education Lottery Revenue	5.000%	7/1/21		21,010	22,349
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		4,670	5,127
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		4,895	5,553
	Florida Board of Education Public Education Revenue	5.000%	6/1/21		5,190	5,504
	Florida Board of Education Public Education Revenue	5.000%	6/1/22		4,885	5,363
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		13,160	13,488
	Florida Department of Management Services COP	5.000%	11/1/21		6,995	7,524
	Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/20		1,240	1,270
	Florida Department of Transportation GO	5.000%	7/1/22		3,450	3,799
	Florida Department of Transportation GO	5.000%	7/1/23		3,620	4,119
	Florida Department of Transportation GO	5.000%	7/1/25		1,000	1,064
1	Florida Development Finance Corp. Healthcare Facilities Revenue (Shands Jacksonville Medical Center Obligated Group) TOB VRDO	1.170%	11/7/19	LOC	20,100	20,100
	Florida Governmental Utility Authority Revenue	4.000%	10/1/21	(4)	375	395
	Florida Governmental Utility Authority Revenue	5.000%	10/1/22	(4)	600	665
	Florida Governmental Utility Authority Revenue	5.000%	10/1/23	(4)	300	342
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/20		225	232
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/22		250	273
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/24		350	400
1	Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	1.150%	11/7/19		11,645	11,645
	Florida Municipal Power Agency Revenue	5.000%	10/1/20		6,090	6,298
1	Fort Myers FL Utility Revenue TOB VRDO	1.220%	11/7/19		4,070	4,070
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20		300	306
	Halifax Hospital Medical Center Florida Hospital Revenue VRDO	1.180%	11/7/19	LOC	30,000	30,000
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		460	461
	Hillsborough County FL School Board COP	5.000%	7/1/21		1,500	1,593
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,320	1,362
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,545	1,594
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		2,945	3,038
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		285	294
1	Jacksonville FL Electric Authority Electric System Revenue TOB VRDO	1.270%	11/7/19	(Prere.)	11,250	11,250
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20		1,500	1,504
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/22		1,625	1,629
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/21	(ETM)	1,500	1,610
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22	(ETM)	1,000	1,109
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,500	1,703
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,015	1,152

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1,2	Jacksonville FL Electric System Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	11/7/19		46,680	46,680
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20		815	843
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21		735	786
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22		765	844
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22		1,500	1,657
	Jacksonville FL Special Revenue	5.000%	10/1/20		2,500	2,586
	Jacksonville FL Special Revenue	5.000%	10/1/20		760	786
	Jacksonville FL Special Revenue	5.000%	10/1/20		4,000	4,137
1	Jacksonville FL Special Revenue TOB VRDO	1.180%	11/7/19		7,800	7,800
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/21		255	273
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/23		255	291
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/20		7,215	7,491
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/22		1,000	1,086
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/23		440	492
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/24		775	891
	Manatee County FL School District Revenue	5.000%	10/1/20	(4)	1,000	1,035
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22		760	839
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/20		1,135	1,171
1	Miami Beach FL Resort Tax Revenue TOB VRDO	1.160%	11/7/19		9,240	9,240
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/20	(4)	1,520	1,529
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/22	(4)	1,115	1,200
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/23	(4)	1,170	1,296
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21	(4)	1,445	1,496
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		500	517
1	Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	1.270%	11/7/19		15,690	15,690
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		340	360
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22		1,430	1,561
	Miami-Dade County FL Expressway Authority Toll System Revenue	4.000%	7/1/23		775	843
	Miami-Dade County FL GO	5.000%	7/1/23		3,045	3,460
	Miami-Dade County FL School Board COP	5.000%	2/1/20		2,250	2,270
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/22		3,010	3,282
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/23		1,200	1,367
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.150%	11/7/19	(12)(Prere.)	23,750	23,750
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.220%	11/7/19		17,015	17,015
	North Brevard County FL Hospital District Revenue	5.000%	1/1/22		1,660	1,774
	Okeechobee County FL Solid Waste Disposal Revenue (Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21		1,100	1,098
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23		4,000	4,569
1	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.) TOB VRDO	1.220%	11/7/19	LOC	11,715	11,715
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/24	(4)	1,250	1,372
	Orlando FL Tourist Development Tax Revenue	3.000%	11/1/19	(4)	1,380	1,380
	Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20	(4)	1,000	1,026
	Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21	(4)	1,000	1,053
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22	(4)	1,000	1,108
	Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20		4,455	4,608
	Palm Bay FL GO	5.000%	7/1/21	(4)	830	883
	Palm Bay FL GO	5.000%	7/1/22	(4)	870	956
	Palm Bay FL GO	5.000%	7/1/23	(4)	915	1,038
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		825	879
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		725	799
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23		500	567
	Pasco County FL School Board COP	1.670%	11/8/19	(2)	7,450	7,450
	Pasco County FL School District Sales Tax Revenue	5.000%	10/1/21		1,000	1,070
	Reedy Creek FL Improvement District GO	5.000%	6/1/22		1,545	1,694
	South Broward FL Hospital District Revenue	5.000%	5/1/20		4,190	4,266
	South Florida Water Management District COP	5.000%	10/1/20		2,040	2,111
1	South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group) TOB VRDO	1.220%	11/7/19		16,625	16,625
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20		1,125	1,158
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		1,250	1,332
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		1,075	1,182
1	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group) TOB VRDO	1.220%	11/7/19		3,750	3,750
1	South Miami FL Health Financing Authority (Baptist Health Obligated Group) TOB VRDO	1.220%	11/7/19		34,925	34,925
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20		1,600	1,658

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tampa Bay FL Regional Water Supply Authority Utility System Revenue	5.000%	10/1/22		1,330	1,430
	Volusia County FL School Board COP	5.000%	8/1/20	(15)	400	411
						532,948
Georgia (3.4%)
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		8,345	8,396
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22		3,595	3,617
1	Atlanta GA Airport Revenue TOB VRDO	1.160%	11/7/19	(4)	10,000	10,000
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	1.150%	11/7/19		7,000	7,000
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/21		7,530	8,067
	Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21		2,050	2,065
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21		28,470	28,898
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20		3,200	3,226
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21		1,625	1,637
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/21		505	530
4	Columbia County GA Water & Sewer Revenue	5.000%	6/1/22		1,245	1,346
4	Columbia County GA Water & Sewer Revenue	5.000%	6/1/23		960	1,070
	Douglas County GA GO	5.000%	4/1/20		3,200	3,250
	Douglas County GA GO	5.000%	4/1/21		1,500	1,581
4	Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.) PUT	5.000%	7/1/24		2,250	2,577
	Forsyth County GA School District GO	5.000%	2/1/22		2,750	2,986
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/20		590	599
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20		1,465	1,474
2	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project) PUT, SIFMA Municipal Swap Index Yield + 0.950%	2.070%	2/18/20		18,825	18,828
	Georgia GO	4.000%	11/1/19		1,040	1,040
	Georgia GO	5.000%	1/1/20		975	981
	Georgia GO	5.000%	7/1/20		1,255	1,287
	Georgia GO	5.000%	12/1/20		1,740	1,812
	Georgia GO	5.000%	2/1/21		25,000	26,196
	Georgia GO	5.000%	2/1/21		29,110	30,502
	Georgia GO	5.000%	7/1/21		4,760	5,063
	Georgia GO	5.000%	7/1/21		2,945	3,133
	Georgia GO	5.000%	7/1/21		6,870	7,308
	Georgia GO	5.000%	7/1/21		680	723
	Georgia GO	5.000%	7/1/21		47,720	50,761
	Georgia GO	5.000%	9/1/21		8,395	8,985
	Georgia GO	5.000%	10/1/21		6,955	7,466
	Georgia GO	5.000%	1/1/22		16,110	17,446
	Georgia GO	5.000%	2/1/22		1,660	1,803
	Georgia GO	5.000%	7/1/22		15,135	16,671
	Georgia GO	5.000%	7/1/22		12,385	13,642
	Georgia GO	5.000%	7/1/22		19,135	21,077
	Georgia GO	5.000%	1/1/23		3,450	3,864
	Georgia GO	5.000%	7/1/23		14,395	16,384
	Georgia GO	5.000%	1/1/24		5,000	5,596
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20		1,420	1,428
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		2,500	2,689
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/20		15,445	15,784
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20		6,665	6,811
	Glynn-Brunswick GA Memorial Hospital Authority Revenue
	(Southeast Georgia Health System Obligated Group)	5.000%	8/1/23		800	897
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	3.000%	4/1/20		150	151
	Henry County GA School District GO	5.000%	8/1/21		3,300	3,520
	Henry County GA School District GO	5.000%	8/1/22		5,250	5,791
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/21		350	367
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/21		790	830
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/22		500	541
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/23		750	832
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	6/1/23		4,290	4,668
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/24		1,000	1,136
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		30,000	32,432
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		9,000	9,765
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		11,000	12,342
2	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, 67% of 1M USD LIBOR + 0.830%	2.191%	12/1/23		33,500	33,494
1	Main Street Natural Gas Inc. Georgia Revenue TOB VRDO	1.150%	11/7/19	LOC	7,725	7,725

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company Plant Scherer Project) PUT	2.050%	11/19/21		1,625	1,637
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		10,690	10,751
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		300	302
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		2,250	2,263
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/20		2,910	3,016
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		9,705	10,107
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		1,000	1,041
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		275	287
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		740	771
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21		500	522
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22		2,560	2,753
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22		375	403
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22		2,250	2,420
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23		550	610
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23		3,000	3,326
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24		3,085	3,510
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/21		1,415	1,514
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/22		1,115	1,230
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/25		425	494
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/23		180	198
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/24		250	283
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/25		365	422
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		4,080	4,249
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/23		1,460	1,668
2	Private Colleges & University Authority of Georgia Revenue (Emory University) PUT, SIFMA Municipal Swap Index Yield + 0.420%	1.540%	8/16/22		25,000	25,048
	Richmond County GA Board of Education Sales Tax Revenue	5.000%	10/1/20		6,165	6,377
	Savannah GA Economic Development Authority (International Paper Co.) PUT	2.000%	10/1/24		850	860
						576,152
Guam (0.0%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/19		1,500	1,502
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/20		750	775
	Guam Government Hotel Occupancy Tax Revenue	5.500%	11/1/19		1,000	1,000
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20		630	643
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/21		500	526
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/22		500	542
						4,988
Hawaii (1.2%)
2	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	5/28/20		4,190	4,190
2	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	5/28/20		2,165	2,165
	Hawaii GO	5.000%	10/1/20		2,750	2,846
	Hawaii GO	4.000%	5/1/21		8,090	8,426
	Hawaii GO	5.000%	12/1/21	(Prere.)	4,730	5,104
	Hawaii GO	5.000%	12/1/21	(Prere.)	4,570	4,932
	Hawaii GO	5.000%	12/1/21	(Prere.)	12,635	13,635
	Hawaii GO	5.000%	4/1/22		5,500	6,003
	Hawaii GO	4.000%	5/1/22		750	803
	Hawaii GO	5.000%	12/1/22		5,515	5,947
	Hawaii GO	5.000%	8/1/23	(Prere.)	1,280	1,460
	Hawaii GO	5.000%	10/1/23		2,015	2,309
	Honolulu HI City & County GO	4.000%	11/1/21		1,090	1,151
	Honolulu HI City & County GO	4.000%	9/1/22		2,095	2,261
	Honolulu HI City & County GO	5.000%	9/1/22		2,000	2,213
1	Honolulu HI City & County GO PUT	1.250%	11/14/19		15,290	15,290
	Honolulu HI City & County GO PUT	5.000%	9/1/23		5,970	6,768
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,475	9,595
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,470	9,586
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,475	9,585
	Honolulu HI City & County GO PUT	5.000%	9/1/23		6,970	7,873
	Honolulu HI City & County GO PUT	5.000%	9/1/23		3,725	4,202
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	9/1/20		5,500	5,500
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	9/1/20		7,500	7,500
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.310%	1.430%	9/1/20		12,500	12,501
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		10,625	10,625
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		11,500	11,501
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		11,250	11,251

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		7,500	7,500
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/23		3,410	3,659
						196,381
Idaho (0.0%)
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/20		1,150	1,163
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/21		2,145	2,243
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/22		2,700	2,918
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/23		1,000	1,113
						7,437
Illinois (7.4%)
1	BFO Sales Tax Securitization Corp. IL TOB VRDO	1.270%	11/7/19		16,335	16,335
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/24		420	467
	Chicago IL Board of Education GO	0.000%	12/1/21	(14)	510	485
	Chicago IL Board of Education GO	0.000%	12/1/22	(14)	615	570
	Chicago IL Board of Education GO	5.000%	12/1/19		16,110	16,146
	Chicago IL Board of Education GO	5.000%	12/1/19		3,750	3,758
	Chicago IL Board of Education GO	5.000%	12/1/19		890	892
	Chicago IL Board of Education GO	5.000%	12/1/19		500	501
	Chicago IL Board of Education GO	5.250%	12/1/19	(14)(3)	830	832
	Chicago IL Board of Education GO	5.500%	12/1/19	(2)	120	120
	Chicago IL Board of Education GO	5.000%	12/1/20		6,000	6,190
	Chicago IL Board of Education GO	5.000%	12/1/20		4,445	4,586
	Chicago IL Board of Education GO	5.000%	12/1/20		4,555	4,699
	Chicago IL Board of Education GO	5.000%	12/1/20		150	155
	Chicago IL Board of Education GO	5.250%	12/1/20	(14)(3)	715	743
	Chicago IL Board of Education GO	5.000%	12/1/21		190	201
	Chicago IL Board of Education GO	5.000%	12/1/21		1,640	1,689
	Chicago IL Board of Education GO	5.000%	12/1/21		7,000	7,396
	Chicago IL Board of Education GO	5.000%	12/1/21		2,830	2,990
	Chicago IL Board of Education GO	5.000%	12/1/21		5,170	5,463
	Chicago IL Board of Education GO	5.250%	12/1/21	(14)	1,900	2,014
	Chicago IL Board of Education GO	5.000%	12/1/22		785	847
	Chicago IL Board of Education GO	5.000%	12/1/22	(4)	500	543
	Chicago IL Board of Education GO	5.000%	12/1/22		5,000	5,398
	Chicago IL Board of Education GO	5.000%	12/1/22		540	583
	Chicago IL Board of Education GO	0.000%	12/1/23	(14)	1,620	1,463
	Chicago IL Board of Education GO	5.000%	12/1/23		1,080	1,188
	Chicago IL Board of Education GO	5.000%	12/1/23	(4)	2,000	2,227
	Chicago IL Board of Education GO	5.000%	12/1/23		3,580	3,938
	Chicago IL Board of Education GO	5.000%	12/1/23		590	649
	Chicago IL Board of Education GO	0.000%	12/1/24	(14)	830	730
	Chicago IL Board of Education GO	0.000%	12/1/24	(14)	595	523
	Chicago IL Board of Education GO	5.000%	12/1/24		1,150	1,285
1	Chicago IL Board of Education GO TOB VRDO	1.380%	11/1/19	LOC	32,000	32,000
1	Chicago IL Board of Education Special Tax TOB VRDO	1.300%	11/7/19	LOC	34,700	34,700
	Chicago IL GO	5.000%	12/1/19		1,270	1,273
	Chicago IL GO	4.000%	1/1/20		100	100
	Chicago IL GO	5.000%	1/1/20		450	452
	Chicago IL GO	4.000%	1/1/21		1,250	1,255
	Chicago IL GO	5.000%	1/1/21	(ETM)	1,685	1,757
	Chicago IL GO	0.000%	1/1/22		200	189
	Chicago IL GO	5.000%	1/1/22		715	753
	Chicago IL GO	5.000%	1/1/23		205	216
	Chicago IL GO	5.000%	1/1/23		5,185	5,576
	Chicago IL GO	5.000%	1/1/24		1,150	1,263
	Chicago IL Housing Authority Revenue	5.000%	1/1/21		1,400	1,457
	Chicago IL Housing Authority Revenue	5.000%	1/1/22		1,330	1,430
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20		4,000	4,023
	Chicago IL O’Hare International Airport Revenue (Customer Facility Charge)	5.000%	1/1/21		3,980	4,145
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.320%	11/7/19	LOC	12,130	12,130
	Chicago IL Park District GO	5.000%	1/1/20		250	251
	Chicago IL Park District GO	5.000%	1/1/21		450	467
	Chicago IL Park District GO	5.000%	1/1/23		790	842
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20		1,250	1,274
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,845	1,942
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,355	1,427
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		3,095	3,349
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		2,500	2,707
1	Chicago IL Transit Authority Revenue TOB VRDO	1.240%	11/7/19		19,396	19,395
1	Chicago IL Transit Authority Revenue TOB VRDO	1.320%	11/7/19		3,695	3,695
1	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.220%	11/7/19		45,790	45,790

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.240%	11/7/19		66,665	66,665
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		1,000	1,006
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		1,000	1,006
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		1,000	1,006
	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/20	(14)	525	528
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		1,165	1,212
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		2,050	2,133
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		1,450	1,555
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		810	869
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,010	2,220
	Chicago IL Water Revenue	5.000%	11/1/20		1,000	1,033
1	Chicago IL Water Revenue TOB VRDO	1.300%	11/7/19		1,045	1,045
1	Chicago IL Water Revenue TOB VRDO	1.300%	11/7/19		1,245	1,245
	Chicago IL Waterworks Revenue	4.000%	11/1/19		1,930	1,930
	Chicago IL Waterworks Revenue	5.000%	11/1/19		1,620	1,620
	Chicago IL Waterworks Revenue	5.000%	11/1/19		475	475
	Chicago IL Waterworks Revenue	5.000%	11/1/20		1,700	1,759
	Chicago IL Waterworks Revenue	5.000%	11/1/20		2,500	2,587
	Chicago IL Waterworks Revenue	5.000%	11/1/21		1,325	1,415
	Chicago IL Waterworks Revenue	5.000%	11/1/21		680	725
	Cook County IL Community Consolidated School District No. 62 (Des Plaines) GO	5.000%	12/1/22		3,125	3,468
	Cook County IL Community Consolidated School District No. 62 (Des Plaines) GO	5.000%	12/1/23		3,810	4,356
1	Cook County IL Forest Preserve District GO TOB VRDO	1.270%	11/7/19		7,660	7,660
	Cook County IL GO	5.000%	11/15/19		210	210
	Cook County IL GO	5.000%	11/15/19		1,000	1,001
	Cook County IL GO	5.000%	11/15/19		1,875	1,877
	Cook County IL GO	5.000%	11/15/20		500	518
	Cook County IL GO	5.000%	11/15/21		500	533
	Cook County IL GO	5.000%	11/15/22		285	312
	Cook County IL GO	5.250%	11/15/22		10,000	10,378
1	Cook County IL GO TOB VRDO	1.220%	11/7/19	LOC	7,500	7,500
1	Cook County IL Sales Tax Revenue TOB VRDO	1.220%	11/7/19		15,370	15,370
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19		2,380	2,385
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20		2,475	2,548
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21		2,575	2,714
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22		2,680	2,886
	DuPage County IL Community Unit School District No. 200 (Wheaton) GO	5.000%	10/1/23		4,940	5,629
	DuPage & Cook Counties IL Township High School District No. 86 (Hinsdale) GO	5.000%	1/15/23		935	1,045
	DuPage & Cook Counties IL Township High School District No. 86 (Hinsdale) GO	5.000%	1/15/24		935	1,077
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20		6,250	6,255
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.800%	2/13/20		600	601
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20		2,450	2,475
2	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		5,750	5,750
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	1.180%	11/7/19		24,080	24,080
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/21		1,110	1,184
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21		3,000	3,023
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	2.250%	4/29/22		7,500	7,652
1	Illinois Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.150%	11/7/19		10,360	10,360
1	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.240%	11/7/19	(12)	7,200	7,200
1	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.240%	11/7/19	(12)	12,680	12,680
1	Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	1.150%	11/1/19		13,125	13,125
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/21		1,530	1,626
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/22		2,560	2,768
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/22		2,220	2,441
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/23		2,500	2,836
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22		835	843
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20		260	265
	Illinois Finance Authority Revenue (Little Co of Mary Hospital & Health Care Centers) VRDO	1.130%	11/7/19	LOC	9,400	9,400
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/20		1,000	1,015
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/21		725	763
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/22		750	815
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/23		1,250	1,400
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/20		1,030	1,054
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/21		2,600	2,763
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22		1,250	1,374
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22		21,000	23,299
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	1.150%	11/7/19		8,760	8,760
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.380%	11/1/19		31,195	31,195
	Illinois Finance Authority Revenue (Northwestern University)	5.000%	12/1/22		6,310	7,033
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20		700	714

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21		375	396
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		875	951
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		500	559
	Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19		1,000	1,000
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20		1,875	1,936
2	Illinois Finance Authority Revenue (Presbyterian Homes) PUT, 70% of 1M USD LIBOR + 1.350%	2.772%	5/1/21		2,500	2,505
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/20		7,575	7,647
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21		3,055	3,200
1	Illinois Finance Authority Revenue (Presence Health Network Obligated Group) TOB VRDO	1.150%	11/7/19		3,995	3,995
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19		500	501
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22		900	970
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/20		600	614
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20		1,080	1,111
1	Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	1.150%	11/7/19		19,835	19,835
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		1,000	1,071
	Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20		6,100	6,110
	Illinois GO	5.000%	11/1/19		79,110	79,110
	Illinois GO	5.000%	1/1/20		1,500	1,507
	Illinois GO	5.000%	1/1/20		2,750	2,763
	Illinois GO	5.250%	1/1/20		1,305	1,312
	Illinois GO	5.000%	2/1/20		2,525	2,543
	Illinois GO	5.000%	2/1/20		5,690	5,731
	Illinois GO	5.000%	5/1/20		2,250	2,283
	Illinois GO	5.000%	8/1/20		1,260	1,288
	Illinois GO	4.000%	9/1/20		1,830	1,859
	Illinois GO	5.000%	10/1/20		13,785	14,150
	Illinois GO	5.000%	10/1/20		8,265	8,484
	Illinois GO	5.000%	11/1/20		76,020	78,180
	Illinois GO	5.000%	1/1/21		665	687
	Illinois GO	5.250%	1/1/21		1,155	1,197
	Illinois GO	5.000%	2/1/21		5,040	5,222
	Illinois GO	5.000%	3/1/21		1,000	1,038
	Illinois GO	5.000%	4/1/21		3,390	3,529
	Illinois GO	5.000%	7/1/21		8,260	8,656
	Illinois GO	5.000%	10/1/21		14,915	15,734
	Illinois GO	5.000%	10/1/21		3,215	3,392
	Illinois GO	5.000%	11/1/21		24,515	25,906
	Illinois GO	5.000%	1/1/22		100	100
	Illinois GO	5.000%	4/1/22		1,650	1,759
	Illinois GO	5.000%	7/1/22		4,385	4,703
	Illinois GO	5.000%	8/1/22		3,500	3,762
	Illinois GO	5.000%	10/1/22		16,560	17,869
	Illinois GO	5.000%	11/1/22		30,280	32,756
	Illinois GO	5.000%	11/1/23		15,105	16,665
	Illinois Housing Development Authority Revenue (Century Woods) PUT	1.900%	10/1/21		3,000	3,026
	Illinois Regional Transportation Authority Revenue	5.500%	7/1/23	(14)	550	630
	Illinois Regional Transportation Authority Revenue PUT	1.450%	8/31/20		27,560	27,560
	Illinois Sales Tax Revenue	5.000%	6/15/21		1,560	1,631
	Illinois Sales Tax Revenue	5.000%	6/15/22		5,000	5,352
	Illinois Sales Tax Revenue	5.000%	6/15/23		5,000	5,459
1	Illinois Sales Tax Revenue TOB VRDO	1.300%	11/7/19	LOC	7,055	7,055
	Illinois Sports Facility Authority Revenue	0.000%	6/15/20	(2)	1,545	1,527
	Illinois Toll Highway Authority Revenue	5.000%	12/1/19		1,275	1,279
	Illinois Toll Highway Authority Revenue	5.000%	1/1/21		1,900	1,983
	Illinois Toll Highway Authority Revenue	5.000%	1/1/22		1,660	1,790
	Illinois Toll Highway Authority Revenue	5.000%	1/1/22		2,850	3,074
	Illinois Toll Highway Authority Revenue	5.000%	1/1/23		2,250	2,502
1	Illinois Toll Highway Authority Revenue TOB VRDO	1.170%	11/7/19		4,500	4,500
	Lake County IL GO	4.000%	11/30/22		3,340	3,621
	Lake County IL GO	4.000%	11/30/23		6,670	7,390
1	Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	1.180%	11/7/19		10,360	10,360
	McLean & Woodford Counties IL Community School District No. 5 GO	4.000%	12/1/23		1,545	1,691
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/20		3,545	3,665
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.750%	6/15/22	(Prere.)	4,025	4,532
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/19		1,340	1,344
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20		1,000	1,038
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		985	1,007
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/21		2,500	2,648
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.375%	6/1/21		760	806

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/22		12,000	13,069
1	Regional Transportation Authority IL TOB VRDO	1.160%	11/7/19		11,550	11,550
1	Regional Transportation Authority IL TOB VRDO	1.160%	11/7/19		16,000	16,000
1	Regional Transportation Authority IL TOB VRDO	1.160%	11/7/19		9,000	9,000
1	Regional Transportation Authority IL TOB VRDO	1.160%	11/7/19		7,195	7,195
	Romeoville IL GO	5.000%	12/30/24		2,685	3,155
1	Sales Tax Securitization Corp. IL TOB VRDO	1.270%	11/7/19		18,460	18,460
1	Sales Tax Securitization Corp. IL TOB VRDO	1.290%	11/7/19		8,340	8,340
	Springfield IL Electric Revenue	5.000%	3/1/20		2,000	2,023
1	Springfield IL Water Revenue TOB VRDO	1.330%	11/7/19		4,113	4,113
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/20		350	353
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22	(4)	500	529
	Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/20		8,730	8,768
	Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/21		7,820	8,066
						1,248,391
Indiana (1.1%)
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20		370	379
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/20		610	625
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/20		400	410
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/21		365	388
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/22		350	385
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/23		380	432
	Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20		1,000	1,008
	Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20		805	827
	Franklin IN Economic Development Revenue (Otterbein Homes)	5.000%	7/1/23		950	1,065
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/21		1,685	1,755
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/21		1,225	1,297
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/22		1,520	1,635
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/22		1,000	1,092
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/23		1,000	1,106
	Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22		1,125	1,147
	Indiana Finance Authority Highway Revenue	5.000%	12/1/20		10,220	10,643
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22		2,340	2,544
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/19		3,040	3,049
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/20		10,000	10,406
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/21		2,615	2,817
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,017
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,017
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		10,500	10,560
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/22		2,250	2,504
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/23		3,750	4,305
2	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.400%	7/2/21		6,000	6,002
2	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.400%	7/2/21		6,500	6,502
	Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	1.200%	11/7/19	LOC	10,850	10,850
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19		700	700
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20		700	726
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21		500	537
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22		750	831
1	Indiana Finance Authority Hospital Revenue (Parkview Health System) TOB VRDO	1.150%	11/7/19		7,500	7,500
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22		1,300	1,418
	Indiana Finance Authority Revenue	5.000%	2/1/20		1,860	1,877
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/20		500	510
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22		2,470	2,736
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22		1,250	1,384
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/22		3,750	4,071
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/24		1,375	1,592
	Indiana Health & Educational Facility Financing Authority Hospital Revenue (Indiana University Health Obligated Group) VRDO	1.200%	11/7/19	LOC	25,000	25,000
	Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21		6,845	6,903
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/22		1,000	1,077
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/22		1,000	1,079
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/23		1,085	1,196
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/23		1,215	1,342
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20		3,480	3,480
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	(Prere.)	55	55
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		2,205	2,206
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,700	2,703
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,375	3,379

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		5,580	5,584
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		3,800	3,803
	IPS Multi-School Building Corp. IN Revenue	3.000%	1/15/22		2,380	2,465
	IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/22		2,895	3,021
4	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/22		545	576
4	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/22		1,000	1,070
4	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/23		900	973
4	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/23		855	934
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/22		1,000	1,101
	Rockport IN Pollution Control Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22		2,500	2,487
	Rockport IN Pollution Control Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22		2,750	2,736
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21		2,000	2,016
						188,835
Iowa (0.4%)
	Des Moines IA GO	5.000%	6/1/22		5,000	5,484
	Des Moines IA GO	5.000%	6/1/23		1,570	1,779
	Iowa City IA Community School District GO	5.000%	6/1/21		2,685	2,847
	Iowa City IA Community School District GO	5.000%	6/1/22		2,760	3,027
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		1,655	1,677
	Iowa Finance Authority Revenue	5.000%	8/1/21	(Prere.)	4,790	5,110
	Iowa Finance Authority Revenue	5.000%	8/1/22		1,135	1,167
2	Iowa Finance Authority Revenue PUT, 70% of 1M USD LIBOR + 0.350%	1.597%	10/1/21		3,750	3,752
2	Iowa Finance Authority Single Family Mortgage Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/3/21		4,000	3,994
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/20		400	404
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/22		1,200	1,299
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/24		1,315	1,507
	Iowa Special Obligation Revenue	5.000%	6/1/20		8,000	8,175
	Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/22		3,465	3,543
	Polk County IA GO	4.000%	6/1/20		11,585	11,774
	Polk County IA GO	4.000%	6/1/21		12,135	12,673
						68,212
Kansas (0.2%)
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19		250	250
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20		350	356
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21		500	516
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20		1,330	1,372
2	Kansas Department of Transportation Highway Revenue, 70% of 1M USD LIBOR + 0.300%	1.722%	9/1/21		7,580	7,588
1	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	1.170%	11/7/19		8,000	8,000
	Kansas Development Finance Authority Revenue	5.000%	5/1/20		1,340	1,365
	Kansas Development Finance Authority Revenue	5.000%	3/1/22		2,210	2,238
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/20		3,130	3,189
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/21		1,160	1,225
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/22		535	583
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/23		600	673
	Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/21		7,990	8,564
						35,919
Kentucky (0.9%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/20		400	402
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20		1,025	1,044
	Kentucky Bond Development Corp. Revenue (Lexington Center Corporation Project)	5.000%	9/1/23		520	587
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/23		805	910
1	Kentucky Economic Development Finance Authority Health Care Revenue (Madonna Manor Inc. Project) TOB VRDO	1.250%	11/7/19	LOC	12,615	12,615
4	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20		1,270	1,280
4	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22		1,175	1,261
4	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/23		1,240	1,369
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20		2,600	2,670
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20		10,985	11,282
4	Kentucky Property & Building Commission Revenue	5.000%	11/1/21		8,500	8,918
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/20		500	502
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/20		3,500	3,557
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/21		1,285	1,321
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/21		3,650	3,795
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/22		1,535	1,614
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/22		400	424
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/22		6,290	6,682
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/22		1,000	1,071

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/23		1,640	1,760
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/23		1,280	1,383
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/23		5,000	5,424
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/23		1,660	1,810
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/24		2,435	2,675
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/24		3,085	3,416
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		23,325	25,426
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		10,000	11,061
1	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) TOB VRDO	1.140%	11/7/19		6,380	6,380
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue (Louisville Gas & Electric Co. Project) PUT	1.850%	4/1/21		8,000	8,065
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue BAN	4.000%	11/1/19		17,810	17,810
4	Northern Kentucky University General Receipts Revenue	5.000%	9/1/22	(4)	1,010	1,111
4	Northern Kentucky University General Receipts Revenue	5.000%	9/1/23	(4)	1,060	1,203
4	Northern Kentucky University General Receipts Revenue	5.000%	9/1/24	(4)	1,115	1,300
						150,128
Louisiana (0.5%)
1	Franciscan LA Missionaries of Our Lady Health System Obligated Group TOB VRDO	1.270%	11/7/19		9,475	9,475
	Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/22	(15)	300	329
	Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/24	(15)	400	463
	Lafayette LA Communications System Revenue	5.000%	11/1/19	(4)	2,500	2,500
	Louisiana GO	5.000%	9/1/22		4,105	4,529
	Louisiana GO	5.000%	9/1/23		3,000	3,414
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/20	(15)	1,665	1,720
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,925	2,059
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,045	1,118
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,275	2,507
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,145	2,362
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22		2,500	2,520
1	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	1.240%	11/7/19	(4)	5,000	5,000
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21		360	381
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22		285	311
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23		385	433
	Louisiana Public Facilities Authority Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/23		2,835	3,175
	New Orleans LA GO	4.000%	12/1/19		775	777
	Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.000%	4/1/23		15,300	15,298
	Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.100%	7/1/24		9,000	9,022
	Shreveport LA GO	3.000%	8/1/22	(15)	1,750	1,826
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/22	(15)	550	609
	Shreveport LA Water & Sewer Revenue	4.000%	12/1/23	(4)	560	616
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/24	(4)	480	562
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.190%	11/7/19	LOC	16,600	16,600
						87,606
Maine (0.1%)
	Maine GO	5.000%	6/1/21		1,250	1,325
	Maine GO	4.000%	6/1/22		3,785	4,059
	Maine GO	5.000%	6/1/23		3,000	3,400
						8,784
Maryland (3.2%)
	Anne Arundel County MD GO	3.000%	10/1/20		4,185	4,256
	Anne Arundel County MD GO	5.000%	10/1/20		6,210	6,427
	Anne Arundel County MD GO	4.000%	10/1/21		4,140	4,364
	Anne Arundel County MD GO	5.000%	10/1/21		6,085	6,530
	Anne Arundel County MD GO	5.000%	10/1/22		4,880	5,417
	Anne Arundel County MD GO	5.000%	10/1/22		2,120	2,353
	Baltimore County MD GO	5.000%	11/1/20		1,685	1,749
	Baltimore County MD GO	5.000%	3/1/21		3,500	3,678
	Baltimore County MD GO	5.000%	3/1/21		5,300	5,570
	Baltimore County MD GO	5.000%	8/1/21		2,800	2,987
	Baltimore County MD GO	5.000%	2/1/22		1,300	1,411
	Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20		4,730	4,830
	Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20		3,795	3,903
1	Baltimore MD GO TOB VRDO	1.160%	11/7/19		3,975	3,975

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.600%	6/1/21		100	100
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23		100	100
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25		125	125
	Frederick County MD GO	5.000%	8/1/20		2,145	2,206
	Frederick County MD GO	5.000%	2/1/21		2,000	2,095
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/23		865	922
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/24		1,500	1,617
	Howard County MD GO	5.000%	8/15/21		3,985	4,258
	Howard County MD GO	5.000%	8/15/21		1,220	1,303
	Howard County MD GO	5.000%	8/15/22		4,130	4,565
	Howard County MD GO	5.000%	8/15/22		1,255	1,387
	Maryland Department of Transportation Revenue	4.000%	9/1/21		20,665	21,741
	Maryland Department of Transportation Revenue	5.000%	9/1/21		13,990	14,970
	Maryland Department of Transportation Revenue	5.000%	6/1/24		9,320	10,564
	Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	1.700%	9/1/22		15,000	15,121
	Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		8,900	8,965
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20		1,490	1,512
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/22		1,750	1,899
	Maryland GO	5.000%	6/1/20		22,910	23,427
	Maryland GO	5.000%	8/1/20		2,155	2,218
3	Maryland GO	5.250%	8/1/20		29,620	30,535
	Maryland GO	5.000%	6/1/21		12,000	12,727
	Maryland GO	5.000%	8/1/21		46,385	49,488
	Maryland GO	5.000%	8/1/21		20,000	21,338
	Maryland GO	5.000%	8/1/21		15,000	16,004
	Maryland GO	4.000%	8/1/22		2,605	2,806
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.000%	1/1/20		750	754
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.000%	1/1/21		1,000	1,040
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23		875	915
1	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health) TOB VRDO	1.170%	11/7/19	LOC	24,300	24,300
1	Maryland Health & Higher Educational Facilities Authority Revenue (Mercy Medical Center) TOB VRDO	1.250%	11/7/19	LOC	13,000	13,000
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/20		785	805
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/21		1,380	1,443
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/21		5,790	6,157
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/22		6,370	7,008
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/23		6,595	7,494
	Montgomery County MD GO	5.000%	11/1/20		5,900	6,122
	Montgomery County MD GO	5.000%	12/1/20		16,380	17,046
	Montgomery County MD GO	5.000%	6/1/21		5,000	5,296
	Montgomery County MD GO	5.000%	7/1/21		1,000	1,062
	Montgomery County MD GO	5.000%	11/1/21		9,625	10,345
	Montgomery County MD GO	5.000%	12/1/21		12,970	13,977
	Montgomery County MD GO	5.000%	11/1/22		1,375	1,531
	Montgomery County MD Revenue (CHE Trinity Health Credit Group) PUT	1.220%	12/2/19		12,250	12,246
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	7/15/21		2,810	2,992
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	3/1/22		2,210	2,406
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	7/15/22		6,080	6,702
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	8/1/22		1,000	1,104
	Prince George’s County MD GO	4.000%	7/15/21		4,210	4,412
	Prince George’s County MD GO	5.000%	3/1/20		2,200	2,227
	Prince George’s County MD GO	5.000%	9/15/20		1,730	1,787
	Prince George’s County MD GO	5.000%	9/15/20		12,385	12,795
	Prince George’s County MD GO	5.000%	7/1/22		4,745	5,224
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/19		400	400
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/20		200	207
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/21		500	532
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/22		300	328
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/21		3,815	4,020
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20		12,870	13,079
	Washington MD Suburban Sanitary Commission GO	5.000%	6/15/21		7,250	7,694
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22		2,975	3,191
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22		5,000	5,489
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22		1,355	1,488
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/23		2,220	2,518
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20		2,550	2,606
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20		4,820	4,926

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/19		1,640	1,640
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20		1,735	1,794
						529,545
Massachusetts (4.0%)
2	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		29,195	29,195
1	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.230%	11/7/19		4,430	4,430
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/21		6,000	6,265
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22		8,530	9,232
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		7,740	8,660
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/24		3,500	4,039
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/25		2,200	2,612
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		26,875	29,875
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/20		975	997
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/22		535	582
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/23		765	856
	Massachusetts Development Finance Agency Revenue	5.000%	12/1/23		650	746
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		1,430	1,511
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24		8,600	9,806
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24		1,000	1,140
1	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.320%	11/7/19		6,665	6,665
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		1,255	1,286
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		500	531
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		765	839
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		2,740	3,005
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23		500	565
	Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/20	(Prere.)	5,000	5,053
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20		2,500	2,550
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20		5,000	5,135
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20		1,610	1,669
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21		4,200	4,475
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	3.000%	7/1/20		1,500	1,517
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21		750	784
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/23		785	887
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/22		1,290	1,382
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23		1,085	1,123
	Massachusetts Development Finance Agency Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22		2,475	2,477
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20		1,275	1,288

	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21		1,315	1,340
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20		400	410
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21		2,000	2,125
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22		1,565	1,719
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.480%	1.600%	1/29/20		5,800	5,801
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	1.120%	11/7/19		4,740	4,740
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	1.150%	11/7/19	LOC	5,570	5,570
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20		750	762
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20		500	512
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21		750	796
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		440	481
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		1,435	1,468
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21		6,470	6,492
	Massachusetts GO	5.500%	12/1/19	(14)	1,940	1,946
4	Massachusetts GO	4.000%	4/23/20		100,000	101,344
4	Massachusetts GO	4.000%	5/21/20		100,000	101,562
	Massachusetts GO	5.000%	7/1/21		2,845	3,026
	Massachusetts GO	5.000%	7/1/21		15,505	16,491
	Massachusetts GO	5.000%	8/1/21		5,000	5,335
	Massachusetts GO	5.250%	8/1/21		6,095	6,529
	Massachusetts GO	5.250%	8/1/21		6,395	6,850
	Massachusetts GO	5.000%	11/1/21		24,000	25,826
	Massachusetts GO	5.000%	1/1/22		7,490	8,106
	Massachusetts GO	5.000%	7/1/22		7,940	8,739
	Massachusetts GO	5.000%	7/1/22		4,800	5,283
	Massachusetts GO	5.000%	11/1/22	(Prere.)	7,000	7,786
	Massachusetts GO	5.000%	5/1/23		8,000	9,045
	Massachusetts GO	5.000%	11/1/23		1,080	1,241
	Massachusetts GO	3.000%	12/1/23		24,485	26,242
	Massachusetts GO PUT	1.050%	7/1/20		32,000	31,939
	Massachusetts GO PUT	1.700%	8/1/22		24,285	24,515

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.470%	11/6/19	(4)	15,270	15,270
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.470%	11/7/19	(4)	2,750	2,750
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.350%	11/8/19	(4)	9,795	9,795
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		1,500	1,534
	Massachusetts Health & Educational Facilities Authority Revenue (University of Massachusetts Boston) PUT	1.850%	4/1/22		3,700	3,750
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20		790	790
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21		12,500	12,505
	Massachusetts Housing Finance Agency Revenue PUT	1.450%	12/1/22		825	823
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20		5,805	5,807
2	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, 70% of 1M USD LIBOR + 0.380%	1.802%	9/1/21		3,750	3,752
2	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	1.450%	12/1/21		2,000	2,000
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		10,205	10,901
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/22		5,000	5,372
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/21		10,855	11,509
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	9,300	9,912
2	University of Massachusetts Building Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		9,075	9,075
						680,743
Michigan (1.7%)
	Detroit MI City School District GO	5.000%	5/1/20		3,110	3,166
	Detroit MI City School District GO	5.000%	5/1/21		2,100	2,212
	Detroit MI City School District GO	5.000%	5/1/23		2,115	2,305
1	Detroit MI City School District GO TOB VRDO	1.270%	11/7/19	(18)	10,245	10,245
1	Detroit MI City School District GO TOB VRDO	1.270%	11/7/19	(18)	17,845	17,845
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/21	(4)	400	422
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/23	(4)	450	504
	Detroit MI GO	5.000%	4/1/20		500	505
	Detroit MI GO	5.000%	4/1/21		500	517
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/21	(4)	315	331
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/22	(4)	400	434
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/23	(4)	1,060	1,182
	Eastern Michigan University Revenue	5.000%	3/1/20	(15)	1,200	1,214
1	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.290%	11/7/19	(4)	6,235	6,235
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22		7,785	8,526
	Holt MI Public Schools GO	5.000%	5/1/20		850	866
	Holt MI Public Schools GO	5.000%	5/1/21		650	686
	Holt MI Public Schools GO	5.000%	5/1/22		275	300
	Holt MI Public Schools GO	5.000%	5/1/23		455	512
	Holt MI Public Schools GO	5.000%	5/1/24		425	493
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/20		250	259
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/21		250	268
	Lincoln MI Consolidated School District GO	5.000%	5/1/20	(4)	1,025	1,044
	Michigan Building Authority Revenue	5.000%	4/15/21		1,000	1,055
	Michigan Building Authority Revenue	5.000%	10/15/21		1,350	1,449
	Michigan Building Authority Revenue	5.000%	10/15/21		1,000	1,074
	Michigan Building Authority Revenue	5.000%	10/15/23		690	791
	Michigan Building Authority Revenue	5.000%	4/15/24		1,250	1,454
	Michigan Finance Authority Revenue	5.000%	4/1/20		5,300	5,376
	Michigan Finance Authority Revenue	5.000%	4/1/21		9,190	9,643
	Michigan Finance Authority Revenue	5.000%	4/1/22		1,500	1,623
	Michigan Finance Authority Revenue	5.000%	10/1/23		1,295	1,425
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20		1,310	1,336
1	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.320%	11/7/19		6,060	6,060
4	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/20		1,420	1,429
4	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/21		525	541
4	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/23		1,165	1,253
	Michigan Finance Authority Revenue (Bronson Healthcare Group) PUT	3.500%	11/15/22		3,500	3,703
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20		300	307
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	7,000	7,172
	Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/21	(14)	1,000	1,059
1	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group) TOB VRDO	1.270%	11/7/19		6,210	6,210
2	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.400%	1.614%	10/15/21		15,045	15,081
1	Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	1.220%	11/7/19		5,865	5,865
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20		500	514
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19		545	547

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		1,750	1,944
	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	1.220%	12/2/19		7,500	7,498
	Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20		3,525	3,593
	Michigan GO	5.000%	5/1/22		1,485	1,626
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.625%	11/1/19		11,385	11,385
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20		6,250	6,267
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		1,205	1,206
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,375	2,378
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21		14,750	14,894
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23		4,110	4,237
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23		11,500	12,547
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24		7,500	8,367
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19		1,100	1,103
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20		1,165	1,212
	Michigan Housing Development Authority Revenue	1.450%	4/1/20		3,750	3,748
	Michigan Housing Development Authority Revenue	1.500%	10/1/22		1,145	1,145
1	Michigan State Housing Development Authority TOB VRDO	1.150%	11/7/19		16,030	16,030
	Michigan State University Revenue	5.000%	2/15/22		1,500	1,629
	Michigan State University Revenue	5.000%	2/15/23		400	449
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		5,985	5,970
	Michigan Trunk Line Revenue	5.000%	11/15/22		1,435	1,599
	Milan MI Area Schools GO	5.000%	5/1/20		765	778
	Milan MI Area Schools GO	5.000%	5/1/22		500	545
	Portage MI Public Schools GO	5.000%	11/1/19		1,465	1,465
	Portage MI Public Schools GO	5.000%	11/1/20		750	778
	Saline MI Area Schools GO	2.000%	5/1/21		1,325	1,339
	Saline MI Area Schools GO	5.000%	5/1/22		1,000	1,093
	University of Michigan Revenue	5.000%	4/1/20		1,500	1,524
	University of Michigan Revenue	5.000%	4/1/20		1,750	1,778
	University of Michigan Revenue	5.000%	4/1/21		1,500	1,582
2	University of Michigan Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	1.850%	4/1/22		10,410	10,395
4	Washtenaw County MI Intermediate School District GO	5.000%	5/1/22		3,890	4,248
4	Washtenaw County MI Intermediate School District GO	5.000%	5/1/24		2,390	2,772
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		365	380
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		700	753
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		1,500	1,614
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		585	650
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/19		2,290	2,295
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/20		1,785	1,839
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/21		1,225	1,318
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/22		1,000	1,111
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/23		1,000	1,144
1	Wayne State University Michigan Revenue TOB VRDO	1.150%	11/7/19		2,500	2,500
	Wayne Westland MI Community Schools GO	4.000%	11/1/19		800	800
	Wayne Westland MI Community Schools GO	4.000%	5/1/20		380	385
	Wayne Westland MI Community Schools GO	4.000%	11/1/20		735	754
	Wayne Westland MI Community Schools GO	4.000%	5/1/21		200	208
	Wayne Westland MI Community Schools GO	4.000%	5/1/22		160	170
	Wayne Westland MI Community Schools GO	5.000%	11/1/23		380	432
						288,515
Minnesota (0.8%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/20		365	368
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/21		300	313
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/22		325	350
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/23		375	416
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20		500	506
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21		550	570
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22		1,555	1,693
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	3.000%	3/1/23		2,700	2,815
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/23		850	974
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/24		1,050	1,239
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System) VRDO	1.380%	11/1/19	LOC	15,250	15,250
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System) VRDO	1.110%	11/7/19	LOC	28,550	28,550
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/20		350	352
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21		125	129
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		1,300	1,405
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		1,000	1,116

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21		2,650	2,786
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/22		2,935	3,196
	Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19		750	751
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/21		1,425	1,510
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/22		1,165	1,266
	Minnesota General Fund Revenue	5.000%	6/1/21		3,670	3,892
	Minnesota GO	5.000%	8/1/20	(Prere.)	115	118
	Minnesota GO	5.000%	8/1/21		1,865	1,990
	Minnesota GO	5.000%	8/1/21		2,250	2,401
	Minnesota GO	5.000%	10/1/22		19,625	21,792
	Minnesota GO	5.000%	8/1/23		1,900	2,168
	Minnesota GO	5.000%	8/1/23		7,860	8,083
	Minnesota GO	5.000%	8/1/23		1,890	2,157
	Minnesota GO	5.000%	8/1/23		1,000	1,141
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/21		100	105
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/22		200	215
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/23		250	275
	Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20		8,665	8,774
	Minnesota Public Facilities Authority Revenue (State Revolving Fund)	4.000%	3/1/22		1,000	1,066
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/20		825	830
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21		2,500	2,608
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22		588	634
	Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.500%	11/15/21		2,005	2,134
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/20		400	411
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/21		500	536
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/22		370	409
	University of Minnesota Revenue	5.000%	12/1/20	(Prere.)	3,920	4,080
						131,374
Mississippi (0.5%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20		1,000	1,021
	Harrison County MS School District GO	4.000%	6/1/21		550	573
	Harrison County MS School District GO	4.000%	6/1/22		1,150	1,229
	Harrison County MS School District GO	4.000%	6/1/23		1,200	1,312
	Jackson MS Public School District GO	5.000%	4/1/20		1,500	1,523
	Mississippi GO	4.000%	11/1/22		10,250	11,097
	Mississippi GO	5.000%	11/1/23		18,500	20,587
	Mississippi GO	5.000%	11/1/24		5,575	6,202
2	Mississippi GO PUT, 67% of 1M USD LIBOR + 0.330%	1.691%	9/1/20		9,105	9,109
	Mississippi Home Corp. Revenue (Gateway Affordable Communities LP) PUT	2.400%	8/1/21	(Prere.)	2,500	2,548
2	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT,SIFMA Municipal Swap Index Yield + 1.300%	2.420%	8/15/20		7,850	7,864
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21		3,610	3,819
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group) PUT	1.800%	12/2/19		1,550	1,550
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/21		370	385
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/23		500	553
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23		6,250	6,518
						75,890
Missouri (0.4%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/21		1,000	1,073
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/19		400	400
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/20		400	403
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/21		350	354
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/20		735	743
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/21		365	380
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/22		785	861
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24		1,500	1,612
	Franklin County MO COP	3.000%	4/1/21		335	343
	Franklin County MO COP	3.000%	11/1/21		205	212
	Franklin County MO COP	3.000%	4/1/22		450	468

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Franklin County MO COP	3.000%	11/1/22		210	220
	Franklin County MO COP	3.000%	4/1/23		920	968
	Franklin County MO COP	3.000%	11/1/23		425	451
	Franklin County MO COP	3.000%	4/1/24		475	506
	Franklin County MO COP	3.000%	11/1/24		440	472
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/22		1,305	1,412
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20		2,000	2,068
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20		1,260	1,303
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20		2,660	2,701
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24		1,000	1,153
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/21		1,640	1,720
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/23		1,285	1,410
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/21		1,275	1,348
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20		1,375	1,383
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/21		3,765	4,004
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Southeast Missouri State University)	5.000%	10/1/23		200	226
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Southeast Missouri State University)	5.000%	10/1/24		505	585
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22		2,335	2,560
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/23		7,900	8,667
	Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	4.000%	5/15/22		1,320	1,371
	Missouri Health & Educational Facilities Authority Revenue (St. Luke’s Health System Inc.)	5.000%	11/15/20		1,440	1,494
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21		10,075	10,650
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22		2,860	3,130
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24		500	583
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/20		1,000	1,006
	Springfield MO School District No. R-12 GO	3.000%	3/1/21		1,375	1,409
	Springfield MO School District No. R-12 GO	3.000%	3/1/22		880	917
	St. Louis MO Parking Revenue	5.000%	12/15/19	(4)	1,000	1,004
	St. Louis MO Parking Revenue	5.000%	12/15/20	(4)	1,000	1,039
						62,609
Montana (0.2%)
	Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	1.870%	3/2/20		8,790	8,801
	Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	1.870%	3/2/20		5,000	5,006
	Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	1.870%	3/1/20		14,960	14,979
	Montana Board of Investments Revenue PUT	1.870%	3/1/20		3,950	3,955
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/20		1,750	1,768
	Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/21		665	697
	Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/22		570	611
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		625	698
						36,515
Multiple States (3.1%)
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.140%	11/7/19	LOC	26,520	26,520
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.330%	11/7/19	LOC	16,975	16,975
4,5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.330%	11/7/19		16,220	16,220
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.330%	11/8/19	LOC	26,280	26,280
2,5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	1.330%	11/7/19	LOC	5,500	5,500
5	Federal Home Loan Mortgage Corp. Multifamily Housing VRDO	1.330%	11/8/19	LOC	25,795	25,795
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.470%	11/1/19		14,125	14,125
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.220%	11/7/19	LOC	116,500	116,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.470%	11/1/19		38,500	38,500
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.190%	11/7/19	LOC	173,800	173,800
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	11/7/19	LOC	65,700	65,700
						525,915
Nebraska (0.5%)
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		63,660	63,840
	Douglas County NE GO	5.000%	12/15/19		2,605	2,616
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/20		1,150	1,189
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21		1,875	1,953
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23		2,500	2,773
	Omaha NE GO	5.000%	1/15/21		1,200	1,255
	Omaha NE GO	5.000%	1/15/22		1,000	1,083
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	(ETM)	1,100	1,169
						75,878

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Nevada (1.1%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20		250	257
	Clark County NV Airport Improvement Revenue	5.000%	7/1/21		1,795	1,907
	Clark County NV Airport Improvement Revenue	5.000%	7/1/23		4,750	5,379
	Clark County NV School District GO	5.000%	6/15/20		48,275	49,342
	Clark County NV School District GO	5.000%	6/15/20		3,125	3,194
	Clark County NV School District GO	5.000%	6/15/20		520	531
	Clark County NV School District GO	5.000%	6/15/21		4,520	4,779
	Clark County NV School District GO	5.000%	6/15/21	(4)	3,385	3,579
	Clark County NV School District GO	5.000%	6/15/22	(4)	7,040	7,684
	Clark County NV School District GO	5.000%	6/15/22		5,500	6,003
	Clark County NV School District GO	5.000%	6/15/22		1,260	1,375
	Clark County NV School District GO	5.000%	6/15/22		7,465	8,148
	Clark County NV School District GO	5.000%	6/15/22	(4)	3,555	3,880
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,695	4,156
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,730	4,196
	Clark County NV School District GO	5.000%	6/15/24	(4)	3,880	4,489
	Humboldt County NV Pollution Control Revenue (Idaho Power Co.)	1.450%	12/1/24		6,300	6,230
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.850%	4/15/22		10,000	10,099
	Las Vegas NV Convention & Visitors Authority Revenue	4.000%	7/1/20		410	417
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21		400	425
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/24		430	501
1	Las Vegas NV Convention & Visitors Authority TOB VRDO	1.200%	11/7/19		13,475	13,475
	Las Vegas NV GO	4.000%	12/1/22		1,500	1,588
	North Las Vegas NV GO	5.000%	6/1/21	(4)	2,100	2,221
	North Las Vegas NV GO	5.000%	6/1/22	(4)	2,400	2,623
	Reno NV Hospital Revenue (Renown Regional Medical Center Project) VRDO	1.110%	11/7/19	LOC	28,925	28,925
	Washoe County NV Water Facilities Revenue (Sierra Pacific Power Co. Project) PUT	1.850%	4/15/22		6,500	6,564
						181,967
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23		5,480	5,717
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20		1,265	1,304
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/20		350	359
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/21		1,085	1,153
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20	(Prere.)	2,005	2,065
						10,598
New Jersey (2.3%)
	Aberdeen NJ GO	3.000%	3/6/20		13,200	13,273
	Atlantic City NJ GO	5.000%	3/1/20	(4)	200	202
	Atlantic City NJ GO	5.000%	3/1/21	(4)	650	679
	Atlantic City NJ GO	5.000%	3/1/22	(4)	500	539
	Atlantic County NJ GO	3.000%	10/1/22	(15)	810	851
	Delran Township NJ GO	1.500%	10/15/20		2,000	2,002
	Delran Township NJ GO	2.000%	10/15/22		1,242	1,258
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		1,295	1,339
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22	(15)	1,095	1,207
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/21	(4)	2,000	2,145
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/22	(4)	2,130	2,359
	Haworth NJ GO	2.000%	8/1/22		450	457
1	Inspira Health Obligated Group NJ TOB VRDO	1.240%	11/7/19		2,100	2,100
	Monmouth County NJ GO	3.000%	3/1/20		2,540	2,555
	Monmouth County NJ GO	5.000%	7/15/21		4,855	5,171
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20		2,575	2,681
	Morris County NJ GO	3.000%	2/1/22		2,205	2,298
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21		5,965	6,298
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		2,000	2,172
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		3,050	3,313
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		6,470	7,027
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22		750	823
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		300	324
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/25		305	328
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22		4,395	4,640
1	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	1.270%	11/7/19		4,200	4,200
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	5,000	5,023
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20		500	511
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/21		200	209
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		260	272
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		1,010	1,088
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		7,370	7,709

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/23		8,580	9,480
	New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/19		2,780	2,780
	New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/21		250	267
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		2,000	2,051
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		1,345	1,380
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21		1,000	1,064
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22		3,065	3,261
	New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21		265	281
1	New Jersey GO TOB VRDO	1.320%	11/7/19		3,750	3,750
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/24		10,000	11,618
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/20		700	721
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/21		1,250	1,332
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/22		1,500	1,643
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20		2,100	2,152
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20		1,000	1,015
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		4,000	4,303
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		3,410	3,787
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20		4,680	4,701
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (GK Preservation LLC) PUT	2.450%	10/1/20		3,750	3,784
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Pilgrim Baptist Village I & II Project) PUT	1.500%	9/1/21		2,900	2,906
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/20		625	641
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/21		2,000	2,127
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/22		3,250	3,551
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/23		5,455	6,109
	New Jersey Sports & Exposition Authority Revenue	5.250%	12/15/23	(4)	4,310	4,948
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20		300	305
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20		43,175	44,113
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		5,000	5,283
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		8,340	9,080
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		8,250	9,233
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		1,375	1,578
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/22		250	264
	New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22	(4)	1,120	1,250
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/23		2,125	2,402
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24		5,000	5,765
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		300	317
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/24		100	108
2	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	2.320%	12/15/21		5,000	5,029
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19		850	852
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	170	184
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,750	4,166
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	5,445	6,053
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		2,105	2,354
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	4,000	4,495
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	4,000	4,574
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.320%	11/7/19	(2)LOC	18,300	18,300
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	160	176
2	New Jersey Turnpike Authority Revenue PUT, 70% of 1M USD LIBOR + 0.460%	1.882%	1/1/21		22,065	22,087
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.150%	11/7/19	LOC	22,170	22,170
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.220%	11/7/19	(4)	6,500	6,500
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.270%	11/7/19		8,335	8,335
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.270%	11/7/19		5,745	5,745
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.270%	11/7/19		6,000	6,000
2	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.340%	1.762%	1/1/21		2,500	2,502
2	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.902%	1/1/22		3,495	3,505
2	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.902%	1/1/22		4,535	4,548
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		250	275
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20		2,000	2,040
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21		2,285	2,407
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		3,270	3,549
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23		3,025	3,373
						383,622

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
New Mexico (0.3%)
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		1,850	1,903
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		1,200	1,280
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		1,685	1,788
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		9,800	10,763
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		3,750	4,118
	New Mexico Finance Authority Transportation Revenue	5.000%	12/15/22		3,395	3,538
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		3,335	3,783
	New Mexico GO	5.000%	3/1/20		7,000	7,087
	New Mexico GO	5.000%	3/1/21		7,500	7,879
	New Mexico GO	5.000%	3/1/21		5,000	5,253
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	4.000%	5/1/22		1,160	1,233
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	4.000%	11/1/22		1,000	1,075
	New Mexico Severance Tax Revenue	5.000%	7/1/21		7,925	8,426
4	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	2.250%	5/15/24		300	300
						58,426
New York (15.3%)
4	Albany County NY GO	5.000%	11/1/21		1,000	1,045
4	Albany County NY GO	5.000%	11/1/22		950	1,024
4	Albany County NY GO	5.000%	11/1/23		750	834
4	Albany County NY GO	5.000%	11/1/24		800	914
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/19		325	325
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/20		650	671
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/21		500	530
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20		970	994
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19		680	681
1	City of New York NY GO TOB VRDO	1.150%	11/7/19		7,500	7,500
	Copiague NY Union Free School District GO	2.000%	6/25/20		12,500	12,562
	Elwood NY Union Free School District TAN	2.000%	6/26/20		6,750	6,785
1	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	1.150%	11/7/19		6,035	6,035
	Geneva NY BAN	2.500%	5/7/20		10,422	10,484
1	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	1.170%	11/7/19	LOC	6,065	6,065
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,000	1,070
	Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24		25,000	25,054
2	Metropolitan Transportation Authority New York PUT, 67% of 1M USD LIBOR + 0.650%	2.011%	7/1/21		23,945	24,034
	Metropolitan Transportation Authority New York BAN	4.000%	9/1/20		25,295	25,839
	Metropolitan Transportation Authority New York BAN	5.000%	9/1/20		4,825	4,968
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		18,500	19,488
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		41,250	43,452
	Metropolitan Transportation Authority New York BAN	5.000%	9/1/21		51,800	55,099
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/22		52,500	57,031
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		5,000	5,267
2	Metropolitan Transportation Authority New York Revenue PUT, 69% of 1M USD LIBOR + 0.300%	1.702%	4/1/21	(4)	33,375	33,378
2	Metropolitan Transportation Authority New York Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	1.620%	3/1/22		14,125	14,126
1	Metropolitan Transportation Authority New York Revenue TOB VRDO	1.180%	11/7/19	(4)	8,000	8,000
1	Metropolitan Transportation Authority New York Revenue TOB VRDO	1.270%	11/7/19		8,000	8,000
	Metropolitan Transportation Authority New York Revenue VRDO	1.280%	11/1/19	LOC	25,000	25,000

4	Metropolitan Transportation Authority New York Revenue VRDO	5.000%	11/15/24		17,000	19,739
	Nassau County NY GO	5.000%	7/1/21	(4)	430	458
	Nassau County NY GO	5.000%	7/1/23	(4)	2,000	2,275
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		9,390	9,606
	New York City NY GO	1.770%	11/1/19	(12)	7,675	7,675
	New York City NY GO	1.500%	11/5/19	(4)	10,075	10,075
	New York City NY GO	1.400%	11/6/19	(4)	21,100	21,100
	New York City NY GO	1.690%	11/7/19	(4)	35,525	35,525
	New York City NY GO	1.700%	11/8/19	(4)	2,575	2,575
	New York City NY GO	1.810%	11/4/19	(12)	36,175	36,175
	New York City NY GO	5.000%	8/1/20		8,410	8,650
	New York City NY GO	5.000%	8/1/21		12,180	12,984
	New York City NY GO	5.000%	8/1/21		1,095	1,167
	New York City NY GO	5.000%	8/1/21		13,965	14,887
	New York City NY GO	5.000%	8/1/21		1,000	1,066
	New York City NY GO	5.000%	8/1/21		5,700	6,076
	New York City NY GO	5.000%	4/1/22		1,990	2,172
	New York City NY GO	5.000%	8/1/22		5,365	5,728
	New York City NY GO	5.000%	8/1/22		39,950	44,082
	New York City NY GO	5.000%	8/1/22		3,000	3,310

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	New York City NY GO	5.000%	8/1/22		9,285	10,245
	New York City NY GO	5.000%	8/1/22		13,085	14,438
	New York City NY GO	5.000%	8/1/22		30,000	33,103
	New York City NY GO	5.000%	8/1/22		17,000	18,758
	New York City NY GO	5.000%	8/1/23		1,600	1,822
	New York City NY GO	5.000%	8/1/23		4,770	5,263
	New York City NY GO	5.000%	8/1/23		2,000	2,133
1	New York City NY GO TOB VRDO	1.370%	11/1/19	LOC	1,565	1,565
	New York City NY GO VRDO	1.380%	11/1/19		10,000	10,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.900%	5/1/21		5,000	5,002
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21		5,850	5,851
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.200%	11/1/21		3,660	3,690
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22		17,250	17,468
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.350%	7/1/22		3,815	3,865
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.750%	7/3/23		11,125	11,165
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.100%	7/3/23		1,750	1,771
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		42,500	44,165
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		3,950	4,105
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20		5,750	5,751
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20		3,215	3,215
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21		7,750	7,784
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		6,440	6,440
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		36,940	36,940
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		14,700	14,700
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		5,000	5,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		4,500	4,500
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.100%	11/7/19		9,755	9,755
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.150%	11/7/19		8,040	8,040
	New York City NY Transitional Finance Authority Future Tax Revenue	1.390%	11/7/19	(4)	600	600
	New York City NY Transitional Finance Authority Future Tax Revenue	1.840%	11/8/19	(4)	59,425	59,425
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		6,825	7,085
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22		1,680	1,855
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.130%	11/7/19		6,335	6,335
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.150%	11/7/19	LOC	15,000	15,000
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/22		5,000	5,380
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.150%	11/7/19		9,750	9,750
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/22		28,620	31,605

	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/23		28,715	32,519
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/22		15,600	17,227
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.140%	11/7/19		18,820	18,820
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.150%	11/7/19		8,000	8,000
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.150%	11/7/19		1,000	1,000
1	New York Convention Center Development Corp. Revenue TOB VRDO	1.270%	11/7/19		1,770	1,770
1	New York Convention Center Development Corp. Revenue TOB VRDO	1.270%	11/7/19		10,400	10,400
1	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project) TOB VRDO	1.150%	11/7/19		38,000	38,000
1	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.420%	11/7/19		7,500	7,500
1	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	1.170%	11/7/19		37,805	37,805
1	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	1.170%	11/7/19		27,435	27,435
1	New York Liberty Development Corp. Revenue TOB VRDO	1.200%	11/7/19		18,330	18,330
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		75,240	81,693
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	6/1/22		430	429
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.140%	11/7/19		12,800	12,800
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.150%	11/7/19		3,750	3,750
1	New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.170%	11/7/19		11,250	11,250
1	New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.180%	11/7/19	LOC	13,955	13,955
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/19		4,275	4,278
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20		64,175	64,808
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20		3,205	3,268

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20		50,050	51,861
2	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.650%	2.011%	7/1/21		4,415	4,431
2	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.700%	2.061%	2/1/20		9,500	9,516
2	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.570%	1.972%	4/6/20	(4)	7,000	7,015
2	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.680%	2.082%	4/6/21	(4)	350	352
2	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	11/15/22		10,000	9,979
2	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.580%	1.700%	6/1/20		89,525	89,546
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.200%	11/7/19		12,500	12,500
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.200%	11/7/19		10,605	10,605
	New York Metropolitan Transportation Authority Revenue VRDO	1.140%	11/7/19	LOC	12,915	12,915
	New York NY GO	1.740%	11/6/19	(4)	11,225	11,225
	New York NY GO	5.000%	8/1/20		12,500	12,857
	New York NY GO	4.000%	1/1/21		1,500	1,549
	New York NY GO	4.000%	8/1/21		3,050	3,199
	New York NY GO	5.000%	8/1/21		31,040	33,089
	New York NY GO	5.000%	4/1/25		4,300	4,686
1	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities) TOB VRDO	1.140%	11/7/19		5,820	5,820
	New York State Dormitory Authority Revenue	5.000%	3/15/21		50,000	52,618
	New York State Dormitory Authority Revenue	5.000%	3/15/22		50,000	54,519
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20		1,125	1,166
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/19		1,500	1,503
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		12,805	13,435
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		8,140	8,540
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		10,130	10,628
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		63,405	66,523
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		50,000	54,364
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		5,000	5,452
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		8,500	9,268
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/22		5,445	6,087
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		4,750	5,339
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		2,840	3,088
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		39,010	43,968
	New York State Dormitory Authority Revenue (Personal Income Tax) VRDO	1.170%	11/7/19		15,650	15,650
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	(ETM)	600	600
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.140%	11/7/19		17,880	17,880
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.140%	11/7/19		11,200	11,200
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.140%	11/8/19		7,500	7,500
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.150%	11/8/19		7,500	7,500
1	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds) TOB VRDO	1.130%	11/7/19		7,500	7,500
1	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds) TOB VRDO	1.150%	11/7/19		3,600	3,600
	New York State Housing Finance Agency Affordable Housing Revenue	1.800%	5/1/20		1,620	1,624
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		2,950	2,955
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		3,570	3,576
	New York State Housing Finance Agency Affordable Housing Revenue	1.900%	5/1/21		14,210	14,213
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		2,510	2,530
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,755	1,769
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		5,000	5,039
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,300	1,310
	New York State Housing Finance Agency Affordable Housing Revenue	1.950%	5/1/22		4,000	4,025
	New York State Housing Finance Agency Affordable Housing Revenue	2.500%	5/1/22		4,220	4,247
	New York State Housing Finance Agency Affordable Housing Revenue	2.550%	11/1/22		3,040	3,069
	New York State Housing Finance Agency Affordable Housing Revenue	2.050%	5/1/23		3,125	3,148
	New York State Housing Finance Agency Affordable Housing Revenue	2.100%	5/1/23		1,000	1,006
	New York State Housing Finance Agency Affordable Housing Revenue	2.650%	5/1/23		6,140	6,238
	New York State Housing Finance Agency Affordable Housing Revenue	2.125%	11/1/23		1,250	1,263
	New York State Housing Finance Agency Affordable Housing Revenue	2.700%	11/1/23		2,500	2,584
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.800%	5/1/20		2,400	2,400
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.875%	11/1/21		1,625	1,627
	New York State Housing Finance Agency Housing Revenue	1.375%	11/1/19		2,000	2,000
	New York State Housing Finance Agency Housing Revenue	1.600%	5/1/21		3,900	3,901
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21		8,500	8,531
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21		9,005	9,037

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Housing Revenue	2.300%	5/1/22		4,500	4,563
	New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22		6,865	6,900
	New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22		8,565	8,602
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	1.130%	11/7/19	LOC	16,100	16,100
	New York State Housing Finance Agency Revenue	1.100%	11/1/19		1,000	1,000
	New York State Housing Finance Agency Revenue	1.250%	5/1/20		7,500	7,497
	New York State Housing Finance Agency Revenue	1.375%	11/1/22		1,875	1,871
4	New York State Housing Finance Agency Revenue	1.450%	5/1/23		2,500	2,501
4	New York State Housing Finance Agency Revenue	1.450%	5/1/23		1,150	1,150
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		7,500	7,513
	New York State Housing Finance Agency Revenue	1.625%	5/1/23		3,650	3,656
4	New York State Housing Finance Agency Revenue	1.500%	11/1/23		1,250	1,250
4	New York State Housing Finance Agency Revenue	1.550%	5/1/24		2,250	2,251
1	New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	1.140%	11/7/19		9,000	9,000
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/22		4,335	4,565
1	New York State Thruway Authority Revenue TOB VRDO	1.150%	11/7/19		13,000	13,000
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		19,195	20,200
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		12,860	13,533
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.140%	11/7/19		10,000	10,000
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.140%	11/7/19		7,455	7,455
1	New York State Urban Development Corp. Revenue TOB VRDO	1.150%	11/7/19		4,860	4,860
1	New York Urban Development Corp. Revenue TOB VRDO	1.140%	11/7/19		7,500	7,500
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.170%	11/7/19	LOC	43,800	43,800
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.200%	11/7/19	LOC	23,500	23,500
	Schenectady NY BAN	2.500%	5/8/20		9,560	9,618
	Suffolk County NY GO	5.000%	4/1/20	(15)	1,790	1,817
	Suffolk County NY GO	5.000%	4/1/21	(15)	2,565	2,696
	Suffolk County NY GO	4.000%	10/15/21	(4)	2,035	2,140
	Suffolk County NY GO	5.000%	4/1/22	(15)	3,005	3,266
	Suffolk County NY GO	4.000%	10/15/22	(4)	6,680	7,192
	Suffolk County NY GO	4.000%	10/15/23	(4)	4,555	5,009
	Suffolk County NY GO	4.000%	2/1/24	(4)	4,315	4,774
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		5,905	6,026
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		1,775	1,803
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		4,435	4,681
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		1,500	1,556
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		1,575	1,715
	Triborough Bridge & Tunnel Authority New York Revenue	5.500%	1/1/22	(Prere.)	5,270	5,754
2	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.350%	1.711%	12/3/19		2,875	2,875
2	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of SOFR + 0.500%	1.713%	10/1/20		5,000	5,028
2	Triborough Bridge & Tunnel Authority Revenue PUT, 67% of 1M USD LIBOR + 0.500%	1.861%	11/15/21		5,485	5,478
	Valley Stream NY Union Free School District No. 13 GO	2.000%	9/4/20		7,500	7,543
	Westchester County NY GO	5.000%	1/1/21		1,570	1,643
	Westchester County NY Health Care Corp. Revenue	5.125%	11/1/20		850	879
						2,579,111
North Carolina (1.6%)
	Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20		3,345	3,440
	Charlotte NC GO	5.000%	7/1/22		3,725	4,102
	Charlotte NC GO	5.000%	6/1/23		4,665	5,294
	Charlotte NC GO	5.000%	6/1/24		2,500	2,926
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19		1,360	1,364
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21		2,310	2,369
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/22		1,390	1,531
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23		1,045	1,189
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23		2,000	2,051
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/22		13,000	14,071
2	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	12/1/21		21,000	20,973
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) TOB VRDO	1.150%	11/7/19		10,805	10,805
	Columbus County NC Industrial Facilities & Pollution Control Financing Authority Revenue (International Paper Co.) PUT	2.000%	10/1/24		825	835
	Columbus County NC Industrial Facilities & Pollution Control Financing Authority Revenue (International Paper Co.) PUT	2.000%	10/1/24		850	860
	East Carolina University North Carolina Revenue	5.000%	10/1/20		3,660	3,788
	Fayetteville NC Metropolitan Housing Authority Revenue PUT	1.950%	1/1/21		2,965	2,983
	Fayetteville NC Public Works Commission Revenue	5.000%	3/1/21		1,000	1,051
	Greensboro NC Combined Enterprise System Revenue	5.250%	6/1/21		4,370	4,652
	Guilford County NC GO	5.000%	2/1/21		1,200	1,257

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,089
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/20	1,000	1,029
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	1,000	1,058
	North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue (Republic Services, Inc. Project) PUT	1.300%	12/3/19	21,500	21,502
	North Carolina GAN	5.000%	3/1/21	4,250	4,462
	North Carolina GAN	5.000%	3/1/22	3,770	4,098
	North Carolina GO	5.000%	6/1/20	2,840	2,903
	North Carolina GO	5.000%	6/1/21	1,000	1,061
	North Carolina GO	5.000%	6/1/21	17,915	19,003
	North Carolina GO	4.000%	5/1/22	10,000	10,706
	North Carolina GO	4.000%	6/1/22	3,240	3,476
	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) VRDO	1.130%	11/7/19	15,000	15,000
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group) PUT	2.200%	12/1/22	13,500	13,686
2	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	5/28/20	10,995	10,995
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	2,080	2,125
	North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24	500	502
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20	670	687
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/20	310	320
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/21	275	293
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/22	350	384
	North Carolina Revenue	5.000%	5/1/22	5,380	5,887
	North Carolina Revenue	5.000%	5/1/23	15,145	17,118
	North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	654
	North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	728
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	537
	Raleigh NC GO	5.000%	9/1/22	2,000	2,216
	Sanford NC Enterprise System Revenue	5.000%	6/1/21	445	472
	Sanford NC Enterprise System Revenue	5.000%	6/1/22	300	329
	Sanford NC Enterprise System Revenue	5.000%	6/1/23	250	283
	Union County NC Enterprise System Revenue	5.000%	6/1/21	765	811
	Union County NC Enterprise System Revenue	5.000%	6/1/22	565	620
	Union County NC GO	5.000%	9/1/20	1,430	1,475
	Union County NC GO	5.000%	9/1/21	1,200	1,284
	Wake County NC GO	5.000%	3/1/21	1,645	1,728
	Wake County NC GO	5.000%	3/1/21	2,395	2,516
	Wake County NC GO	5.000%	3/1/21	2,385	2,506
	Wake County NC GO	5.000%	4/1/21	2,400	2,529
	Wake County NC GO	5.000%	3/1/22	8,200	8,927
	Wake County NC GO	5.000%	3/1/23	5,000	5,628
	Wake County NC Limited Obligation Revenue	5.000%	9/1/22	4,250	4,701
	Wake County NC Limited Obligation Revenue	5.000%	9/1/23	6,000	6,846
	Wake County NC Public Improvement GO	5.000%	9/1/21	1,505	1,610
					269,325
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/19	150	150
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/20	750	777
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,069
1	North Dakota Public Finance Authority Revenue TOB VRDO	1.210%	11/7/19	5,095	5,095
					7,091
Ohio (3.6%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/20	1,460	1,510
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,595
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21	2,605	2,767
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22	3,750	4,112
	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22	14,190	15,453
2	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT, SIFMA Municipal Swap Index Yield + 0.750%	1.870%	5/1/20	25,825	25,839
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	1,250	1,263
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,068
	American Municipal Power Ohio Inc. Revenue PUT	2.300%	2/15/22	23,500	23,864
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21	750	804
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22	750	828
	Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/21	900	966

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/20		275	282
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/21		285	298
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/21		925	994
	Cleveland OH Airport System Revenue	5.000%	1/1/20	(4)	430	433
	Cleveland OH GO	4.000%	12/1/21		375	397
	Cleveland OH GO	4.000%	12/1/22		350	379
	Cleveland OH GO	5.000%	12/1/22		735	819
	Cleveland OH GO	4.000%	12/1/23		500	555
	Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)	1,985	2,200
	Cleveland OH Water Revenue	5.000%	1/1/21		9,025	9,425
	Cleveland OH Water Revenue	5.000%	1/1/22		8,760	9,475
	Columbus OH GO	5.000%	4/1/21		1,660	1,749
	Columbus OH GO	5.000%	2/15/22		2,500	2,716
	Columbus OH GO	5.000%	4/1/22		1,375	1,500
	Columbus OH GO	5.000%	4/1/23		1,400	1,579
	Columbus OH GO	5.000%	4/1/24		800	930
1	Cuyahoga OH CP TOB VRDO	1.240%	11/7/19		4,155	4,155
2	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT, SIFMA Municipal Swap Index Yield + 0.430%	1.550%	11/15/21		7,500	7,515
1	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	1.160%	11/7/19		8,250	8,250
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.130%	11/7/19		24,960	24,960
	Franklin County OH Revenue VRDO	1.100%	11/7/19		30,650	30,650
	Franklin OH GO	5.000%	6/1/21		1,805	1,914
	Grandview Heights OH City School District GO	4.000%	12/1/20		1,170	1,206
	Grandview Heights OH City School District GO	4.000%	12/1/21		520	550
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/20		575	577
1	Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	1.180%	11/7/19	LOC	11,395	11,395
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/19		3,000	3,009
1	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.170%	11/7/19		42,200	42,200
1	Kettering Health Network Obligated Group TOB VRDO	1.320%	11/7/19		11,160	11,160
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/19		1,165	1,166
1	Miami University of Ohio General Receipts Revenue TOB VRDO	1.150%	11/7/19		3,785	3,785
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/24		1,000	1,167
1	Montgomery County OH Revenue (Premier Health Partners Obligated Group) VRDO	1.380%	11/1/19	LOC	3,050	3,050
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/22		1,750	1,937
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/23		1,250	1,426
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/24		725	851
	Ohio Common Schools GO	5.000%	9/15/20		5,000	5,166
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/21		2,755	2,950
	Ohio GO	5.000%	2/1/21		2,250	2,357
	Ohio GO	5.000%	5/1/21		10,120	10,699
	Ohio GO	5.000%	9/15/21		1,300	1,393
	Ohio GO	5.000%	2/1/22		1,220	1,324
	Ohio GO	5.000%	5/1/22	(Prere.)	1,250	1,369
	Ohio GO	5.000%	5/1/22		10,525	11,523
	Ohio GO	5.000%	6/15/22		9,810	10,784
	Ohio GO	5.000%	6/15/22	(Prere.)	1,000	1,100
	Ohio GO	5.000%	9/15/22		9,865	10,935
	Ohio GO	5.000%	12/15/22		7,970	8,907
	Ohio GO	5.000%	5/1/23		10,945	12,383
	Ohio GO	5.000%	6/15/23		5,000	5,679
	Ohio GO	5.000%	6/15/23		10,660	12,108
	Ohio GO	5.000%	6/15/24		9,900	11,595
	Ohio Higher Education GO	5.000%	5/1/21		11,050	11,683
	Ohio Higher Education GO	5.000%	8/1/23		4,500	5,132
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/19		1,500	1,500
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/20		1,500	1,556
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/21		1,045	1,124
	Ohio Highway Capital Improvements GO	5.000%	5/1/21		1,130	1,195
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.330%	11/1/19		13,000	13,000
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.330%	11/1/19		10,875	10,875
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.340%	11/1/19		13,250	13,250
	Ohio Housing Finance Agency Multifamily Housing Revenue (Neilan Park Apartments Project) PUT	1.750%	6/1/21		1,060	1,066
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21		20,000	21,577
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24		2,775	3,045
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/20		1,125	1,170
	Ohio State University General Receipts Revenue	5.000%	12/1/19		1,515	1,519
	Ohio State University General Receipts Revenue	5.000%	12/1/20		1,250	1,302
	Ohio State University General Receipts Revenue	5.000%	12/1/21		1,400	1,511
	Ohio State University General Receipts Revenue	5.000%	12/1/22		1,110	1,239
	Ohio Third Frontier Research & Development GO	5.000%	5/1/22		1,935	2,119

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Ohio Third Frontier Research & Development GO	5.000%	5/1/23		2,035	2,302
	Ohio Third Frontier Research & Development GO	5.000%	5/1/24		2,135	2,492
1	Ohio Turnpike Commission Turnpike Revenue TOB VRDO	1.220%	11/7/19		7,500	7,500
	Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/21		2,975	3,210
	Ohio Water Development Authority Fresh Water Revenue	5.250%	12/1/21		1,250	1,341
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/23		1,670	1,893
	Ohio Water Development Authority Revenue	5.000%	6/1/22		1,950	2,140
	Ohio Water Development Authority Revenue	5.000%	12/1/22		1,650	1,841
2	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, SIFMA Municipal Swap Index Yield + 0.220%	1.340%	12/1/20		88,685	88,688
	South-Western City OH School District (Franklin & Pickaway Counties) GO	4.000%	12/1/22		1,390	1,509
4	University of Akron Ohio General Receipts Revenue	5.000%	1/1/23		700	778
4	University of Akron Ohio General Receipts Revenue	5.000%	1/1/24		535	612
2	University of Cincinnati Ohio General Receipts Revenue, 67% of 1M USD LIBOR + 0.340%	1.533%	6/1/20		2,000	2,000
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/22		625	666
						602,830
Oklahoma (0.2%)
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20		1,170	1,203
	Oklahoma City OK GO	4.000%	3/1/21		2,940	3,051
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/22		1,000	1,086
	Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/21		1,405	1,481
	Tulsa County OK Independent School District No. 11 (Owasso) GO	3.000%	1/1/20		4,000	4,011
	Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/21		7,450	7,687
	Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/22		7,450	7,886
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/20		1,500	1,546
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21		825	881
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22		1,050	1,154
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23		500	565
						30,551
Oregon (0.6%)
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.600%	11/15/23		3,100	3,101
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24		575	575
	Jackson County OR School District No. 5 GO (Ashland)	4.000%	6/15/21		835	873
	Jackson County OR School District No. 5 GO (Ashland)	5.000%	6/15/22		650	714
	Jackson County OR School District No. 5 GO (Ashland)	5.000%	6/15/23		680	771
	Multnomah County OR GO	5.000%	6/1/20		8,345	8,530
	Multnomah County OR GO	5.000%	6/1/21		8,770	9,300
	Multnomah County OR GO	5.000%	6/1/22		9,205	10,108
4	Multnomah County OR Hospital Facilities Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/25		5,600	6,512
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/21		6,020	6,489
1	Oregon Department of Transportation Highway User Tax Revenue TOB VRDO	1.180%	11/7/19		5,000	5,000
1	Oregon Facilities Authority Revenue (Reed College Project) TOB VRDO	1.150%	11/7/19		7,500	7,500
	Oregon GO	3.000%	11/1/19		1,000	1,000
	Oregon GO	5.000%	5/1/20		2,725	2,776
	Oregon GO	5.000%	8/1/20		3,300	3,394
	Oregon GO	5.000%	11/1/20		3,100	3,218
	Oregon GO	5.000%	5/1/21	(Prere.)	4,105	4,337
	Oregon GO	5.000%	5/1/21		2,065	2,183
	Oregon GO	5.000%	6/1/21		2,075	2,200
	Oregon GO	5.000%	8/1/21		1,750	1,867
	Oregon GO	4.000%	11/1/21		3,610	3,814
4	Oregon GO	5.000%	5/1/22		1,000	1,094
	Oregon GO	5.000%	5/1/22		1,500	1,641
	Oregon GO	5.000%	8/1/22		1,000	1,103
4	Oregon GO	4.000%	11/1/22		1,245	1,348
4	Oregon GO	5.000%	11/1/22		2,270	2,524
4	Oregon GO	5.000%	5/1/23		1,365	1,543
4	Oregon GO	5.000%	11/1/23		1,205	1,384
4	Oregon GO	5.000%	11/1/23		1,500	1,723
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/21	(14)	4,000	4,246
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/20		1,600	1,628
						102,496
Pennsylvania (6.2%)
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	3.000%	10/15/22		385	390
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/22		1,750	1,894
	Allegheny County PA Hospital Development Authority Revenue	5.000%	5/15/22		1,335	1,362
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/23		1,625	1,812

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/20		2,000	2,052
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	3.000%	7/15/22		1,500	1,569
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/22		2,000	2,197
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/23		2,500	2,831
1,2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	1.290%	12/2/19	LOC	10,000	10,000
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	2.230%	2/1/21		3,030	3,033
	Allegheny County PA Port Authority Revenue	5.250%	3/1/21		1,325	1,395
	Allegheny County PA Port Authority Revenue	5.250%	3/1/22		5,000	5,257
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22		1,470	1,561
	Altoona PA Sewer Revenue	5.000%	12/1/20	(4)	300	311
	Altoona PA Sewer Revenue	5.000%	12/1/21	(4)	230	247
	Altoona PA Sewer Revenue	5.000%	12/1/22	(4)	200	221
	Altoona PA Sewer Revenue	5.000%	12/1/23	(4)	300	341
	Armstrong PA School District GO	3.000%	3/15/22	(15)	300	311
	Armstrong PA School District GO	3.000%	3/15/23	(15)	400	420
	Armstrong PA School District GO	3.000%	3/15/24	(15)	565	599
	Beaver County PA GO	4.000%	4/15/20	(15)	660	667
	Beaver County PA GO	4.000%	4/15/21	(15)	695	719
	Beaver County PA GO	4.000%	4/15/22	(15)	720	764
	Berks County PA GO	5.000%	11/15/21		700	754
	Berks County PA GO	5.000%	11/15/22		575	641
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/22		500	549
2	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.480%	1.730%	11/1/21		11,480	11,484
2	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.490%	1.740%	11/1/21		6,630	6,634
	Bethlehem PA GO	5.000%	12/1/21	(4)	305	329
	Bethlehem PA GO	5.000%	12/1/22	(4)	300	334
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/22	(15)	1,725	1,892
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/22		800	884
1	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project) VRDO	1.380%	11/7/19	LOC	27,860	27,860
	Coatesville PA School District GO	4.000%	8/1/20	(4)	325	331
	Coatesville PA School District GO	5.000%	8/1/21	(4)	2,540	2,693
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20		2,750	2,806
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21		1,000	1,054
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22		1,760	1,914
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		2,625	2,938
4	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		1,780	1,965
	Connellsville PA Area School District GO	4.000%	8/15/21	(15)	500	522
	Connellsville PA Area School District GO	4.000%	8/15/22	(15)	535	571
	Connellsville PA Area School District GO	4.000%	8/15/23	(15)	755	823
	Connellsville PA Area School District GO	4.000%	8/15/24	(15)	755	839
	Cornell PA School District GO	4.000%	9/1/22	(4)	190	202
	Cornell PA School District GO	4.000%	9/1/23	(4)	525	569
	Delaware County PA GO	5.000%	10/1/20		2,700	2,795
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.310%	11/1/19		13,200	13,200
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22		1,000	1,100
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/23		700	796
1	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	1.270%	11/7/19		6,380	6,380
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	5,000	5,031
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/21		15,000	15,659
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22		16,930	18,311
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		1,210	1,334
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		9,500	10,620
	Delaware Valley PA Regional Finance Authority Revenue VRDO	1.140%	11/7/19	LOC	6,000	6,000
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/20		705	723
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/22		815	892
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23		500	563
	Erie PA City School District GO	5.000%	4/1/20	(4)	425	431
	Erie PA City School District GO	5.000%	4/1/22	(4)	325	352
	Erie PA City School District GO	5.000%	4/1/24	(4)	250	286
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/21		750	789
1	Geisinger PA Authority Health System Revenue TOB VRDO	1.150%	11/7/19		10,800	10,800

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Hamburg PA Area School District GO	5.000%	4/1/20		325	330
	Hempfield PA School District GO	4.000%	3/15/20	(15)	2,745	2,772
	Hempfield PA School District GO	5.000%	3/15/22	(15)	1,000	1,086
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20		6,375	6,346
	Jackson PA Authority for Industrial Development Revenue (StoneRidge Retirement Living) VRDO	1.140%	11/7/19	LOC	14,050	14,050
	Kennett PA Consolidated School District GO	4.000%	2/15/20		350	353
	Kennett PA Consolidated School District GO	4.000%	2/15/21		720	745
	Kennett PA Consolidated School District GO	4.000%	2/15/22		800	850
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/22		1,000	1,106
1	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System) TOB VRDO	1.120%	11/7/19		4,160	4,160
4	Lancaster PA School District GO	4.000%	6/1/21	(4)	1,000	1,041
4	Lancaster PA School District GO	5.000%	6/1/21	(4)	175	185
4	Lancaster PA School District GO	4.000%	6/1/22	(4)	530	565
4	Lancaster PA School District GO	5.000%	6/1/22	(4)	225	246
4	Lancaster PA School District GO	4.000%	6/1/23	(4)	450	490
4	Lancaster PA School District GO	5.000%	6/1/24	(4)	125	144
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20		820	840
4	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/21		1,250	1,325
4	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/22		550	602
4	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/23		855	964
4	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/24		1,120	1,297
1	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)TOB VRDO	1.270%	11/7/19		7,425	7,425
	Lehigh County PA Industrial Development Authority Revenue (PPL Electric Utilities Corp.) PUT	1.800%	9/1/22		750	754
	Luzerne County PA GO	5.000%	12/15/20	(4)	1,000	1,038
	Luzerne County PA GO	5.000%	12/15/21	(4)	1,500	1,608
	Luzerne County PA GO	5.000%	12/15/22	(4)	1,000	1,105
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/21	(4)	1,190	1,264
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/22	(4)	1,305	1,422
	Lycoming County PA Authority Revenue (Lycoming College)	5.000%	11/1/22		250	274
2	Manheim Township PA School District GO PUT, 68% of 1M USD LIBOR + 0.470%	1.851%	11/1/21		2,000	2,004
2	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.270%	1.651%	5/1/20		1,415	1,416
2	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.320%	1.701%	5/3/21		1,000	1,001
2	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.420%	1.801%	11/1/21		1,125	1,127
	Montgomery County PA GO	4.000%	5/1/21		1,990	2,076
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/20		1,260	1,291
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/21		1,320	1,388
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		825	908
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		450	496
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		1,275	1,447
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		350	397
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/24		375	437
2	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) PUT, SIFMA Municipal Swap Index Yield + 0.720%	1.840%	9/1/23		9,250	9,250
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		8,000	8,037
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		5,000	5,025
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		11,250	11,330
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	4.000%	12/1/22		500	529
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/23		820	913
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/20		650	648
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22		785	798
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21		725	767
1	Mount Lebanon PA School District GO TOB VRDO	1.170%	11/7/19		15,500	15,500
	New Kensington Arnold PA School District GO	4.000%	5/15/20	(15)	820	832
	New Kensington Arnold PA School District GO	4.000%	5/15/21	(15)	940	978
	New Kensington Arnold PA School District GO	4.000%	5/15/22	(15)	970	1,031
2	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.260%	1.380%	11/1/21		755	755
2	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.360%	1.480%	11/1/22		810	810

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
2	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.560%	1.680%	11/1/24		500	500
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20		1,000	1,028
2	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project) PUT, SIFMA Municipal Swap Index Yield + 1.400%	2.520%	8/15/20		8,125	8,143
	Pennsylvania COP	5.000%	7/1/20		470	481
	Pennsylvania COP	5.000%	7/1/22		300	327
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22		5,000	5,404
1	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) TOB VRDO	1.220%	11/7/19		3,335	3,335
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	11/1/21		1,250	1,264
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.800%	12/1/21		10,000	10,224
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20		7,290	7,384
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20		2,375	2,406
	Pennsylvania GO	5.000%	1/1/21		19,835	20,699
	Pennsylvania GO	5.000%	3/1/21		11,900	12,492
	Pennsylvania GO	5.000%	11/15/21	(Prere.)	10,000	10,777
	Pennsylvania GO	5.000%	11/15/21	(Prere.)	8,250	8,891
	Pennsylvania GO	5.000%	3/1/22		5,100	5,544
	Pennsylvania GO	5.000%	7/15/23		20,000	22,691
	Pennsylvania GO	5.000%	8/15/23		10,000	11,374
	Pennsylvania GO	5.000%	1/15/24		4,385	5,051
1	Pennsylvania GO TOB VRDO	1.150%	11/7/19		7,625	7,625
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20		3,575	3,658
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20		1,205	1,233
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21		4,830	5,122
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21		1,285	1,363
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22		5,920	6,476
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22		1,360	1,488
1	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System) TOB VRDO	1.180%	11/7/19		7,560	7,560
1	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Housing Project) TOB VRDO	1.470%	11/7/19	LOC	29,490	29,490
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20		2,205	2,211
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.850%	5/1/21		1,565	1,591
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.120%	11/7/19		5,370	5,370
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/20		5,060	5,167
1	Pennsylvania Turnpike Commission Motor License Fund Revenue TOB VRDO	1.270%	11/7/19		4,350	4,350
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/19		1,260	1,263
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22		595	660
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20		18,520	18,922
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		325	338
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		375	404
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,130	6,611
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		500	556
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		480	534
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		5,250	5,841
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		1,000	1,124
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		500	573
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		4,300	4,926
	Pennsylvania Turnpike Commission Revenue	2.000%	12/1/24		1,500	1,543
1	Pennsylvania Turnpike Commission Revenue PUT	1.380%	11/1/19	(4)LOC	28,485	28,485
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.300%	11/7/19		1,880	1,880
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.300%	11/7/19		5,595	5,595
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	12/1/20		3,750	3,753
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.430%	1.550%	12/1/21		10,000	10,034
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.500%	1.620%	12/1/21		25,000	25,078
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.880%	2.000%	12/1/20		1,500	1,506
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	2.100%	12/1/21		7,330	7,418
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	2.390%	12/1/20		1,930	1,942
1	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.150%	11/7/19		7,500	7,500
1	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.150%	11/7/19		7,500	7,500
	Philadelphia PA Gas Works Revenue	5.000%	10/1/20		3,500	3,621
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22		3,100	3,424
	Philadelphia PA Gas Works Revenue VRDO	1.110%	11/7/19	LOC	7,300	7,300
	Philadelphia PA GO	5.000%	8/1/20		2,225	2,287
	Philadelphia PA GO	5.000%	8/1/21		1,835	1,953

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/22		2,385	2,619
	Philadelphia PA GO	5.000%	8/1/24		2,635	3,071
	Philadelphia PA GO VRDO	1.110%	11/7/19	LOC	5,905	5,905
1	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.150%	11/7/19		4,765	4,765
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/20		1,700	1,735
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/21		715	751
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/22		1,000	1,078
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/23		1,000	1,105
	Philadelphia PA School District GO	4.000%	3/31/20		30,000	30,322
4	Philadelphia PA School District GO	5.000%	9/1/20		780	802
	Philadelphia PA School District GO	5.000%	9/1/20		2,975	3,065
	Philadelphia PA School District GO	5.000%	9/1/20		4,000	4,121
4	Philadelphia PA School District GO	5.000%	9/1/21		6,500	6,764
4	Philadelphia PA School District GO	5.000%	9/1/21		1,250	1,330
	Philadelphia PA School District GO	5.000%	9/1/21		1,365	1,455
	Philadelphia PA School District GO	5.000%	9/1/21		490	522
4	Philadelphia PA School District GO	5.000%	9/1/22		3,500	3,754
4	Philadelphia PA School District GO	5.000%	9/1/22		1,300	1,428
4	Philadelphia PA School District GO	5.000%	9/1/23		2,825	3,114
4	Philadelphia PA School District GO	5.000%	9/1/23		1,630	1,843
	Philadelphia PA School District GO	5.000%	9/1/23		1,095	1,240
4	Philadelphia PA School District GO	5.000%	9/1/24		315	356
4	Philadelphia PA School District GO	5.000%	9/1/24		1,050	1,217
4	Philadelphia PA School District GO	5.000%	9/1/24		1,000	1,159
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	1.150%	11/7/19	(4)	122,170	122,170
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/20		500	515
	Pittsburgh PA GO	5.000%	9/1/21		500	534
	Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20		3,150	3,152
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20	(4)	12,995	13,399
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/21	(4)	13,650	14,581
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22		300	331
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/23		285	324
2	Pittsburgh PA Water & Sewer Authority Revenue PUT, 70% of 1M USD LIBOR + 0.640%	2.078%	12/1/20	(4)	51,000	51,014
	Reading PA School District GO	5.000%	3/1/22	(4)	540	584
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/21		1,000	1,073
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/22		765	848
	Scranton PA School District GO	5.000%	6/1/20		645	657
2	Scranton PA School District GO PUT, 68% of 1M USD LIBOR + 0.850%	2.231%	4/1/21		2,755	2,758
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21		675	709
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22		300	326
	Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20		3,515	3,632
	University Area Joint Authority Pennsylvania Sewer Revenue	4.000%	11/1/20	(15)	1,535	1,578
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/21	(15)	1,245	1,335
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22	(15)	545	604
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	1.140%	11/7/19	LOC	11,345	11,345
	West Cornwall PA Municipal Authority Revenue (Lebanon Valley Brethren Home) VRDO	1.120%	11/7/19	LOC	1,165	1,165
1	Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.270%	11/7/19	(15)	5,665	5,665
1	Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.270%	11/7/19	(15)	3,685	3,685
	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	(15)	225	250
	York County PA School of Technology Authority Lease Revenue	4.000%	2/15/20	(15)	500	504
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/21	(15)	740	775
						1,040,505
Puerto Rico (0.2%)
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(14)	1,025	1,039
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	3,250	3,305
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/21	(14)	2,595	2,633
	Puerto Rico GO	5.500%	7/1/20	(14)	5,750	5,846
	Puerto Rico GO	5.500%	7/1/20	(14)	515	524
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		15,658	13,720
						27,067
Rhode Island (0.1%)
	Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22		500	544
1	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island) TOB VRDO	1.220%	11/7/19		6,670	6,670

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/20		1,650	1,679
	Rhode Island Housing & Mortgage Finance Corp. Revenue PUT	1.700%	10/1/22		4,000	4,002
						12,895
South Carolina (0.8%)
	Beaufort County SC School District GO	5.000%	3/1/21		5,000	5,251
1	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project) TOB VRDO	1.170%	11/7/19		7,250	7,250
2	Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT,70% of 1M USD LIBOR + 0.370%	1.617%	1/1/22		25,000	25,032
1	Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	1.150%	11/7/19	(Prere.)	7,500	7,500
	Greenville SC Hospital System Board Hospital Facilities Revenue	5.000%	5/1/21		555	585
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19		1,050	1,053
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19		560	560
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21		500	536
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21		1,000	1,072
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20		1,000	1,034
	Patriots Energy Group Finance Authority South Carolina Gas Supply Revenue PUT	4.000%	2/1/24		10,000	10,885
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		1,250	1,302
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/20		1,310	1,321
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/21		1,900	1,982
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24		1,000	1,153
	South Carolina Public Service Authority Revenue	4.000%	12/1/19	(ETM)	2,715	2,721
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		1,250	1,253
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		1,575	1,579
	South Carolina Public Service Authority Revenue	5.000%	12/1/19	(ETM)	3,165	3,174
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		5,685	5,700
	South Carolina Public Service Authority Revenue	5.000%	12/1/19	(ETM)	1,535	1,539
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		690	692
	South Carolina Public Service Authority Revenue	4.000%	12/1/20	(ETM)	450	464
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		4,125	4,277
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		21,000	21,776
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		1,100	1,184
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,285	3,536
	South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	425	458
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		5,865	6,313
	South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,170	1,277
	South Carolina Public Service Authority Revenue	5.000%	12/1/24		350	376
	South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/23		1,120	1,221
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/21		4,000	4,286
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/22	(Prere.)	8,115	9,001
						137,343
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/20		1,130	1,165
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/21		1,500	1,600
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19		395	395
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19		600	600
						3,760
Tennessee (1.3%)
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	5,350	5,996
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.330%	11/1/19	LOC	8,400	8,400
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.330%	11/1/19	LOC	12,300	12,300
	Franklin TN GO	5.000%	3/1/22		1,170	1,274
	Franklin TN GO	5.000%	3/1/22		1,640	1,785
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20		1,500	1,536
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21		1,075	1,136
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22		1,250	1,360
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23		900	1,006
	Hamilton County TN GO	5.000%	1/1/21		1,200	1,207
	Hamilton County TN GO	5.000%	4/1/21		10,810	11,394
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/23		1,000	1,120
	Knox County TN GO	5.000%	6/1/23		1,155	1,310
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/20		395	400
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/20		1,155	1,186
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	4.000%	4/1/21		635	655

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Memphis TN GO	5.000%	7/1/22		7,130	7,309
1	Memphis TN GO TOB VRDO	1.270%	11/7/19		5,995	5,995
	Metropolitan Government of Nashville & Davidson County TN Health &Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		17,650	17,700
	Metropolitan Government of Nashville & Davidson County TN Revenue (Extendible) CP	1.700%	11/20/19		17,000	17,001
	Metropolitan Government of Nashville & Davidson County TN Revenue (Extendible) CP	1.670%	12/4/19		25,000	25,002
1	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue TOB VRDO	1.240%	11/7/19		2,500	2,500
	Shelby County TN GO	5.000%	3/1/21		1,230	1,293
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/20		1,000	1,018
	Tennergy Corp. Tennessee Gas Revenue PUT	5.000%	10/1/24		7,500	8,638
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20		4,000	4,033
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		2,500	2,574
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		2,500	2,752
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		37,465	39,941
	Tennessee GO	5.000%	8/1/21		1,000	1,067
	Tennessee GO	5.000%	8/1/21		1,095	1,169
	Tennessee GO	5.000%	2/1/22		7,270	7,896
	Tennessee GO	4.000%	8/1/22		6,865	7,396
	Tennessee GO	5.000%	8/1/22		1,500	1,657
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/21		2,500	2,689
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23		2,695	3,094
	Williamson County TN GO	5.000%	4/1/21		500	527
	Williamson County TN GO	5.000%	4/1/21		1,125	1,186
	Williamson County TN GO	5.000%	4/1/22		1,450	1,583
	Williamson County TN GO	5.000%	4/1/22		1,465	1,599
	Wilson County TN GO	5.000%	4/1/23		2,885	3,251
						220,935
Texas (15.2%)
	Aldine TX Independent School District GO	5.000%	2/15/20		8,875	8,970
	Alief TX Independent School District GO	5.000%	2/15/22		1,000	1,087
	Alief TX Independent School District GO	4.000%	2/15/23		1,000	1,062
	Allen TX Independent School District GO	5.000%	2/15/23		1,990	2,233
	Alvin TX Independent School District GO PUT	1.400%	8/15/20		12,500	12,501
	Alvin TX Independent School District GO PUT	2.150%	8/15/21		9,335	9,469
	Alvin TX Independent School District GO PUT	1.250%	8/15/22		7,825	7,792
	Arlington TX GO	5.000%	8/15/21		1,395	1,490
	Arlington TX GO	5.000%	8/15/22		1,400	1,547
	Arlington TX GO	5.000%	8/15/23		1,000	1,141
	Arlington TX GO	5.000%	8/15/23		1,395	1,592
	Arlington TX Independent School District GO	5.000%	2/15/20		1,200	1,213
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20		650	654
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20		500	503
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21		560	583
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21		530	550
	Austin TX Affordable Multifamily Housing Revenue (Commons at Goodnight Apartments) PUT	1.850%	7/1/20		10,000	10,029
	Austin TX Combined Utility System Revenue CP	1.350%	1/6/20		29,550	29,554
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20		200	206
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21		150	160
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22		150	165
	Austin TX Water & Wastewater System Revenue	5.000%	5/15/22	(ETM)	500	546
	Austin TX Water & Wastewater System Revenue	5.000%	5/15/22		500	547
	Bexar County TX GO	5.000%	6/15/20		7,840	8,024
	Bexar County TX GO	5.000%	6/15/20		2,595	2,656
	Brazosport TX Independent School District GO	5.000%	2/15/23		1,550	1,736
	Capital Area Housing Finance Corp. Texas Revenue (Mission Trail El Camino Real Apartments) PUT	2.100%	9/1/22		6,875	6,952
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		700	705
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		1,435	1,491
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22		3,500	3,635
	Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21		5,500	5,624
	Clear Creek TX Independent School District GO	5.000%	2/15/22		1,625	1,763
	Clear Creek TX Independent School District GO	5.000%	2/15/23		430	482
	Clear Creek TX Independent School District GO	5.000%	2/15/24		435	503
	Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		9,950	9,955
	Clear Creek TX Independent School District GO PUT	2.150%	8/16/21		9,500	9,637
	Clear Creek TX Independent School District GO PUT	1.350%	8/15/22		10,500	10,492
	Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.390%	11/7/19	(4)	6,700	6,700
	College Station TX GO	5.000%	2/15/21		3,145	3,298
	College Station TX GO	5.000%	2/15/22		1,655	1,798
	College Station TX GO	5.000%	2/15/23		1,735	1,947

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/21		770	804
	Conroe TX Independent School District GO	5.000%	2/15/20		2,230	2,254
4	Conroe TX Independent School District GO	5.000%	2/15/22		3,870	4,192
4	Conroe TX Independent School District GO	5.000%	2/15/23		10,600	11,860
4	Conroe TX Independent School District GO	5.000%	2/15/24		9,235	10,650
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22		4,020	4,216
	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/24		10,140	11,038
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/26		1,395	1,461
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,375	5,375
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		7,075	7,075
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20		5,700	5,771
	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		6,780	6,875
	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		1,195	1,212
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		8,000	7,972
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		14,625	14,574
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		10,250	10,215
	Dallas County TX GO	5.000%	8/15/22		3,700	4,085
	Dallas TX GO	5.000%	2/15/20		1,255	1,268
	Dallas TX GO	5.000%	2/15/20		7,165	7,242
	Dallas TX GO	5.000%	2/15/22		9,030	9,788
	Dallas TX GO	5.000%	2/15/22		7,700	8,346
	Dallas TX GO	5.000%	2/15/23		3,000	3,355
	Dallas TX GO	5.000%	2/15/23		9,455	10,572
	Dallas TX GO	5.000%	2/15/23		1,445	1,569
	Dallas TX GO	5.000%	2/15/23		7,700	8,610
	Dallas TX Independent School District GO PUT	5.000%	2/15/20		15,000	15,151
	Dallas TX Independent School District GO PUT	5.000%	2/15/21		1,000	1,046
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20		3,000	3,104
	Deer Park TX Independent School District GO PUT	1.550%	10/1/20		2,000	2,003
	Denton County TX GO	5.000%	7/15/20		1,100	1,129
	Denton TX Independent School District GO PUT	2.000%	8/1/24		4,500	4,609
	Dickinson TX Independent School District GO PUT	1.350%	8/2/21		2,600	2,601
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24		10,275	10,543
4	El Paso TX Water & Sewer Revenue	5.000%	3/1/21		6,930	7,205
4	El Paso TX Water & Sewer Revenue	5.000%	3/1/22		3,750	4,030
	Fort Bend TX Independent School District GO	5.000%	8/15/22		2,455	2,528
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20		5,990	5,988
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21		5,345	5,361
	Fort Bend TX Independent School District GO PUT	1.950%	8/1/22		12,500	12,679
	Fort Worth TX GO	5.000%	3/1/22		1,100	1,155
	Fort Worth TX GO	4.000%	3/1/23		2,255	2,459
4	Fort Worth TX Independent School District GO	5.000%	2/15/22		2,010	2,181
4	Fort Worth TX Independent School District GO	5.000%	2/15/23		2,165	2,426
4	Fort Worth TX Independent School District GO	5.000%	2/15/24		4,525	5,227
1	Fort Worth TX Special Tax Revenue TOB VRDO	1.290%	11/7/19		11,675	11,675
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20		4,005	4,048
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20		1,680	1,698
	Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21		1,880	1,901
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/22		1,665	1,809
	Frisco TX Independent School District GO	5.000%	8/15/21		1,500	1,602
	Frisco TX Independent School District GO	5.000%	8/15/22		1,210	1,338
4	Galena Park TX Independent School District GO	5.000%	8/15/22		580	640
4	Galena Park TX Independent School District GO	5.000%	8/15/23		1,710	1,947
	Galveston County TX GO	4.000%	2/1/20		1,200	1,208
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20		12,000	12,054
	Georgetown TX Independent School District GO PUT	2.750%	8/1/22		7,750	8,029
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/21		6,135	6,434
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/23		1,650	1,730
	Goose Creek TX Consolidated Independent School District GO PUT	1.950%	8/14/20		6,750	6,781
	Goose Creek TX Consolidated Independent School District GO PUT	3.000%	10/1/20		13,700	13,903
	Goose Creek TX Consolidated Independent School District GO PUT	1.300%	8/16/21		6,900	6,901
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	10/1/23		15,000	16,981
	Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23		104,460	116,172
1	Grapevine-Colleyville TX Independent School District GO PUT	1.240%	1/2/20		22,005	22,005
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	(Prere.)	1,780	1,790
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20		1,970	1,981
	Harlandale TX Independent School District GO PUT	3.000%	8/15/21		13,775	13,940
2	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.375%	1.495%	4/1/21		17,500	17,491
2	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.580%	1.700%	12/1/19		1,000	1,000

Short-Term Tax-Exempt Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) VRDO	1.380%	11/1/19	LOC	10,240	10,240
2	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System), SIFMA Municipal Swap Index Yield + 0.830%	1.950%	6/1/21		1,000	1,006
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/20		4,000	4,136
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21		1,580	1,692
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22		1,000	1,106
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23		1,250	1,424
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24		2,000	2,342
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT	5.000%	10/1/24		10,000	11,699
2	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT, 68% of 1M USD LIBOR + 0.850%	2.061%	6/1/20		32,500	32,519
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/19		500	501
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/20		860	893
	Harris County TX Flood Control District GO	5.000%	10/1/23		11,655	13,352
	Harris County TX GO	5.000%	8/15/20		4,250	4,377
	Harris County TX GO	5.000%	10/1/20		4,760	4,926
	Harris County TX GO	5.000%	10/1/20		3,005	3,109
	Harris County TX GO	5.000%	10/1/22		9,845	10,908
	Harris County TX GO	5.000%	8/15/23		3,280	3,728
	Harris County TX GO	5.000%	10/1/23		1,410	1,609
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.590%	11/7/19	(4)	1,625	1,625
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.700%	11/7/19	(4)	7,725	7,725
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	1.350%	11/1/19		5,200	5,200
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	1.350%	11/1/19		30,395	30,395
	Harris County TX Hospital District Revenue	5.000%	2/15/23		1,770	1,970
1	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	1.150%	11/7/19		7,660	7,660
	Hays County TX GO	5.000%	2/15/22		600	651
	Houston TX GO	5.000%	3/1/20		3,030	3,068
	Houston TX GO	5.000%	3/1/21		17,850	18,748
	Houston TX GO	5.000%	3/1/21		2,500	2,626
	Houston TX GO	5.000%	3/1/22		3,000	3,257
	Houston TX GO	5.000%	3/1/23		1,750	1,960
	Houston TX Independent School District GO	5.000%	2/15/21		17,605	18,464
	Houston TX Independent School District GO	5.000%	2/15/22		2,515	2,733
	Houston TX Independent School District GO PUT	1.450%	6/1/20		16,580	16,586
	Houston TX Independent School District GO PUT	2.200%	6/1/20		6,000	6,028
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,450	3,507
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,400	3,457
	Houston TX Independent School District GO PUT	2.250%	6/1/22		20,500	21,038
	Houston TX Independent School District GO PUT	2.250%	6/1/22		12,500	12,822
	Houston TX Utility System Revenue	4.000%	11/15/20		1,780	1,832
	Houston TX Utility System Revenue	4.000%	11/15/21		1,795	1,897
2	Houston TX Utility System Revenue PUT, 70% of 1M USD LIBOR + 0.360%	1.610%	8/1/21		45,100	45,125
2	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.020%	5/1/20		37,000	37,011
	Humble TX Independent School District GO	5.000%	2/15/20		2,060	2,082
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21		1,250	1,335
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22		1,000	1,103
	Irving TX GO	4.000%	9/15/22		2,980	3,215
	Irving TX Independent School District GO	5.000%	2/15/20		2,000	2,021
	Katy TX Independent School District GO	5.000%	2/15/20		2,600	2,628
2	Katy TX Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	1.562%	8/16/21		9,750	9,749
	Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	(Prere.)	505	521
	Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22		5,100	5,231
	Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20		17,205	17,280
	Leander TX Independent School District GO	5.000%	8/15/21		1,000	1,068
	Leander TX Independent School District GO	5.000%	8/15/21		1,500	1,602
	Leander TX Independent School District GO	5.000%	8/15/22		2,250	2,483
	Leander TX Independent School District GO	5.000%	8/15/23		1,500	1,707
	Lewisville TX Independent School District GO	5.000%	8/15/22		1,185	1,310
	Lewisville TX Independent School District GO	5.000%	8/15/22		6,085	6,726
	Lone Star College System Texas GO	5.000%	2/15/21		1,150	1,207
	Longview TX Independent School District GO	5.000%	2/15/20		1,000	1,011
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/21		675	688
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22		1,950	2,132

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23	3,205	3,386
1	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	1.240%	11/7/19	5,370	5,370
	Lubbock TX GO	5.000%	2/15/20	1,150	1,162
	Lubbock TX GO	5.000%	2/15/20	1,010	1,021
	Mansfield TX Independent School District GO PUT	2.500%	8/1/21	8,285	8,440
	Midlothian TX Independent School District GO PUT	2.500%	8/1/20	5,500	5,545
	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	3,265	3,344
	Nederland TX Independent School District GO	5.000%	8/15/22	1,620	1,783
	New Caney TX Independent School District GO PUT	3.000%	8/15/21	8,250	8,492
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/21	1,855	1,978
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	4.000%	11/1/21	930	966
	North East TX Independent School District GO	5.000%	8/1/21	1,160	1,236
	North East TX Independent School District GO	5.000%	2/1/23	3,185	3,565
	North East TX Independent School District GO PUT	1.420%	8/1/21	545	545
	North East TX Independent School District GO PUT	2.375%	8/1/22	7,500	7,691
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/20	650	653
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/20	1,410	1,441
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/21	1,450	1,537
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/21	1,690	1,792
	North Texas Municipal Water District Wastewater System Revenue (Upper East Interceptor)	5.000%	6/1/20	1,405	1,436
4	North Texas Municipal Water District Water System Revenue	4.000%	9/1/22	2,950	3,172
	North Texas Municipal Water District Water System Revenue	5.250%	9/1/22	4,705	5,142
4	North Texas Municipal Water District Water System Revenue	4.000%	9/1/23	3,070	3,380
1	North Texas Municipal Water District Water System Revenue TOB VRDO	1.250%	11/1/19	8,400	8,400
	North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,087
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,176
	North Texas Tollway Authority System Revenue	4.000%	1/1/22	1,000	1,059
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,725	2,944
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,065	3,421
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,685	2,993
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,000	2,232
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	5,460	6,086
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,609
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,750	5,452
	Northside TX Independent School District GO	5.000%	8/1/20	2,315	2,381
	Northside TX Independent School District GO	5.000%	2/15/21	1,000	1,049
	Northside TX Independent School District GO PUT	1.450%	6/1/20	15,935	15,940
	Northside TX Independent School District GO PUT	2.125%	8/1/20	7,120	7,132
	Northside TX Independent School District GO PUT	2.000%	6/1/21	1,900	1,920
	Northside TX Independent School District GO PUT	1.750%	6/1/22	1,665	1,665
	Northside TX Independent School District GO PUT	2.750%	8/1/23	15,840	16,590
	Northside TX Independent School District GO PUT	1.600%	8/1/24	16,750	16,804
	Nueces County TX GO	1.950%	2/15/26	4,000	4,000
	Pasadena TX Independent School District GO PUT	1.500%	8/15/24	15,000	15,034
	Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,718
	Pflugerville TX Independent School District GO PUT	2.250%	8/15/22	1,725	1,767
	Pflugerville TX Independent School District GO PUT	2.500%	8/15/23	4,000	4,158
	Richardson TX Independent School District GO	5.000%	2/15/21	3,125	3,277
	Richardson TX Independent School District GO	5.000%	2/15/22	500	543
	Round Rock TX GO	5.000%	8/15/22	1,120	1,236
	Round Rock TX Independent School District GO	5.000%	8/1/20	1,060	1,090
	Round Rock TX Independent School District GO PUT	1.500%	8/1/21	2,575	2,576
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,450	5,500
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	6,000	6,281
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	6,000	6,612
	San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	45,056
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	31,725	31,980
	San Antonio TX Electric & Gas Systems Revenue PUT	2.750%	12/1/22	12,500	13,012
	San Antonio TX GO	5.000%	2/1/20	2,000	2,018
	San Antonio TX GO	5.000%	2/1/23	570	619
	San Antonio TX GO	5.000%	8/1/23	6,000	6,826
	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,381
	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,826
	San Antonio TX Independent School District GO	5.000%	8/15/24	1,250	1,471
	San Antonio TX Water Revenue PUT	2.000%	11/1/21	6,720	6,790
	San Antonio TX Water Revenue PUT	2.000%	11/1/22	15,190	15,415
	San Antonio TX Water Revenue PUT	2.625%	5/1/24	7,810	8,221

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sherman TX Independent School District GO PUT	3.000%	8/1/20	1,525	1,543
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/21	500	536
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	500	554
	Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	1,933
	Spring Branch TX Independent School District GO	5.000%	2/1/23	1,500	1,680
	Spring Branch TX Independent School District GO PUT	1.550%	6/15/21	5,500	5,515
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	1.150%	11/7/19	9,240	9,240
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project) TOB VRDO	1.240%	11/7/19	3,900	3,900
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20	500	512
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,171
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	955
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	843
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	1.170%	11/7/19	2,000	2,000
	Temple TX Independent School District GO	4.000%	2/1/22	1,120	1,159
	Texas A&M University Revenue	4.000%	5/15/23	2,750	3,017
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20	7,000	7,143
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	2,460	2,604
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,755	1,857
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,000	1,058
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/23	4,785	5,415
	Texas City TX Independent School District GO	5.000%	8/15/20	560	577
	Texas City TX Independent School District GO	5.000%	8/15/21	500	534
	Texas City TX Independent School District GO	5.000%	8/15/22	225	249
	Texas City TX Independent School District GO	5.000%	8/15/23	595	680
	Texas GO	5.000%	8/1/20	1,000	1,028
	Texas GO	5.000%	8/1/20	1,000	1,029
	Texas GO	4.000%	8/27/20	395,000	404,018
	Texas GO	5.000%	10/1/20	1,250	1,294
	Texas GO	5.000%	8/1/21	1,000	1,067
	Texas GO VRDO	1.210%	11/7/19	23,320	23,320
	Texas GO VRDO	1.210%	11/7/19	57,915	57,915
	Texas GO VRDO	1.260%	11/7/19	9,120	9,120
	Texas GO VRDO	1.180%	11/7/19	54,300	54,300
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	1,350	1,355
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	7,700	8,017
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	1,815	1,996
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,533
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,619
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,150	2,331
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	969
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	693
	Texas State University System Financing System Revenue	5.000%	3/15/20	4,500	4,562
	Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,365
	Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,468
	Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,313
	Texas Transportation Commission GO	5.000%	10/1/21	1,980	2,126
2	Texas Transportation Commission GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	10/1/21	109,275	109,283
	Texas Transportation Commission Revenue	5.000%	4/1/20	4,375	4,443
3	Texas Transportation Commission Revenue	5.000%	10/1/20	37,270	38,559
3	Texas Transportation Commission Revenue	5.000%	10/1/20	5,780	5,980
	Texas Transportation Commission Revenue	5.000%	10/1/23	16,920	19,370
	Texas Transportation Commission Revenue PUT	4.000%	10/1/21	6,820	7,176
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	35,860	36,383
	Texas Water Development Board Revenue	5.000%	4/15/21	4,755	5,018
	Texas Water Development Board Revenue	5.000%	4/15/21	3,750	3,957
	Texas Water Development Board Revenue	5.000%	8/1/21	4,375	4,666
	Texas Water Development Board Revenue	5.000%	10/15/21	15,830	16,994
	Texas Water Development Board Revenue	5.000%	4/15/22	2,000	2,186
	Texas Water Development Board Revenue	5.000%	4/15/22	6,095	6,661
	Texas Water Development Board Revenue	5.000%	4/15/22	4,750	5,191
	Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,525
	Texas Water Development Board Revenue	5.000%	10/15/22	11,305	12,562
	Texas Water Development Board Revenue	5.000%	4/15/23	1,445	1,630
	Texas Water Development Board Revenue	5.000%	10/15/23	2,600	2,981
1	Texas Water Development Board TOB VRDO	1.140%	11/7/19	17,815	17,815
	Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	1,877

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Texas Water Financial Assistance GO	5.000%	8/1/20		2,500	2,572
	Texas Water Financial Assistance GO	5.000%	8/1/20		6,935	7,134
	Texas Water Financial Assistance GO	5.000%	8/1/21	(Prere.)	315	335
	Texas Water Financial Assistance GO	5.000%	8/1/21	(Prere.)	270	287
	Texas Water Financial Assistance GO	5.000%	8/1/21		1,000	1,067
	Texas Water Financial Assistance GO	5.000%	8/1/21		2,000	2,135
	Texas Water Financial Assistance GO	5.000%	8/1/22		2,185	2,331
	Texas Water Financial Assistance GO	5.000%	8/1/22		1,670	1,781
	Texas Water Financial Assistance GO	5.000%	8/1/22		1,520	1,621
	Texas Water Financial Assistance GO	5.000%	8/1/22		5,600	5,974
	Texas Water Financial Assistance GO	5.000%	8/1/22		965	1,066
	Texas Water Financial Assistance GO	5.000%	8/1/22		3,035	3,352
	Texas Water Financial Assistance GO	5.000%	8/1/23		1,790	1,909
	Texas Water Financial Assistance GO VRDO	1.850%	11/7/19		2,000	2,006
	Texas Water Financial Assistance GO VRDO	2.250%	11/7/19		9,000	9,059
	Tomball TX Independent School District GO PUT	2.125%	8/15/21		1,000	1,014
	Tomball TX Independent School District GO PUT	1.350%	8/15/22		6,500	6,472
	Travis TX GO	2.000%	3/1/21		5,420	5,483
	Travis TX GO	2.000%	3/1/22		5,530	5,634
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/20		1,000	1,028
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/21		1,000	1,065
	Trinity River Authority of Texas Regional Wastewater System Revenue	3.000%	8/1/22		2,045	2,144
4	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22		1,250	1,373
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22		2,020	2,226
4	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23		1,520	1,723
4	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/24		1,000	1,168
	United TX Independent School District GO	5.000%	8/15/21		2,305	2,461
	United TX Independent School District GO	5.000%	8/15/22		2,855	3,146
	United TX Independent School District GO	5.000%	8/15/23		3,415	3,884
	United TX Independent School District GO	5.000%	8/15/24		685	804
	University of North Texas Revenue	5.000%	4/15/20		1,650	1,679
	University of Texas Permanent University Fund Revenue	5.000%	7/1/20		1,000	1,025
	University of Texas Permanent University Fund Revenue	5.000%	7/1/21		2,415	2,567
	University of Texas Permanent University Fund Revenue	5.250%	7/1/21		1,650	1,761
	University of Texas Revenue	5.000%	8/15/22		970	1,072
	University of Texas System Revenue Financing System Revenue	5.000%	2/15/20	(Prere.)	3,500	3,538
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		3,660	3,769
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		5,100	5,251
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		3,135	3,228
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		1,000	1,030
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		1,880	2,007
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		2,285	2,525
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		1,000	1,141
	Williamson County TX GO	5.000%	2/15/20		1,055	1,066
						2,557,612
Utah (0.4%)
	University of Utah Revenue	5.000%	8/1/22		1,525	1,683
	Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/22		32,000	34,844
	Utah GO	5.000%	7/1/20		10,075	10,330
	Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20	(4)	1,035	1,061
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21		5,000	5,308
	Utah Water Finance Agency Revenue VRDO	1.150%	11/7/19		12,600	12,600
						65,826
Vermont (0.0%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/23		330	377
	University of Vermont & State Agricultural College GO	5.000%	10/1/24		450	529
	Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen Health Care Project) VRDO	1.120%	11/7/19	LOC	3,350	3,350
	Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	4.000%	12/1/19		475	476
	Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	4.000%	12/1/20		600	617
	Vermont Municipal Bond Bank Revenue	5.000%	10/1/21		1,040	1,116
	Vermont Municipal Bond Bank Revenue	5.000%	10/1/22		500	555
						7,020
Virginia (2.6%)
	Alexandria VA GO	5.000%	7/1/21		1,850	1,969
	Alexandria VA GO	5.000%	7/15/21		1,985	2,115
	Arlington County VA GO	5.000%	8/15/20		10,000	10,299
	Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	11/1/23		30,000	34,093

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chesapeake VA Economic Development Authority Pollution Control Revenue PUT	1.900%	6/1/23		2,125	2,154
	Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	4.000%	7/1/22		650	697
	Chesterfield County VA GO	5.000%	1/1/23		2,550	2,855
	Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22		6,000	6,681
	Fairfax County VA GO	4.000%	4/1/20		2,355	2,383
	Fairfax County VA GO	5.000%	10/1/20		11,320	11,719
	Fairfax County VA GO	4.000%	10/1/21		3,820	4,030
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) PUT	5.000%	5/15/23		14,500	16,339
	Fairfax County VA Public Improvement GO	5.000%	10/1/22		10,315	11,075
	Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/21		1,000	1,065
	Henrico County VA GO	5.000%	8/1/20		4,185	4,306
	Henrico County VA GO	5.000%	8/1/21		5,115	5,462
	Henrico County VA Water & Sewer Revenue	5.000%	5/1/22		1,315	1,440
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	3.000%	1/1/20		450	451
	Loudoun County VA GO	5.000%	12/1/22		5,125	5,724
	Loudoun County VA GO	5.000%	12/1/23		4,670	5,213
	Loudoun County VA GO	5.000%	12/1/23		5,000	5,766
	Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.800%	4/1/22		3,515	3,534
	Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.900%	6/1/23		4,000	4,046
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/20		500	503
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/21		1,010	1,052
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/22		900	970
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/19		1,215	1,217
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20		2,705	2,756
1	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare)TOB VRDO	1.150%	11/7/19		12,860	12,860
	Peninsula Town Center VA Community Development Authority Revenue	4.000%	9/1/23		220	229
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group) VRDO	1.150%	11/7/19		123,110	123,110
	Virginia Beach VA GO	5.000%	2/1/21		1,775	1,860
	Virginia Beach VA GO	5.000%	4/1/22		1,685	1,840
	Virginia Beach VA GO	5.000%	7/15/22		5,485	6,046
	Virginia Beach VA GO	5.000%	7/15/22		4,430	4,883
	Virginia Beach VA GO	5.000%	9/15/22		2,000	2,217
	Virginia Beach VA GO	5.000%	7/15/23		2,755	3,137
	Virginia Beach VA GO	5.000%	7/15/23		2,455	2,796
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		5,930	6,215
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		4,720	4,947
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21	(ETM)	95	99
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		2,140	2,243
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		500	524
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		5,905	6,189
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		7,780	8,444
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		6,195	6,724
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	(Prere.)	1,675	1,881
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23		18,420	20,666
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20		7,095	7,240
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21		5,450	5,770
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21		3,575	3,785
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,790	1,961
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,855	2,033
	Virginia Commonwealth Transportation Board Revenue (Corridor Development Program)	5.000%	5/15/21		1,950	2,064
	Virginia GO	5.000%	6/1/21		1,000	1,061

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Virginia GO PUT	1.240%	1/30/20		9,175	9,175
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		1,000	1,067
	Virginia Public Building Authority Revenue	5.000%	8/1/21		5,405	5,769
	Virginia Public Building Authority Revenue	5.000%	8/1/22		5,685	6,271
	Virginia Public School Authority Revenue	5.000%	3/1/21		5,795	6,089
	Virginia Public School Authority Revenue	5.000%	7/15/21		1,250	1,331
	Virginia Public School Authority Revenue	5.000%	8/1/21		1,115	1,188
	Virginia Public School Authority Revenue	5.000%	3/1/22		5,795	6,309
	Virginia Public School Authority Revenue	5.000%	8/1/22		1,500	1,656
	Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/21		1,580	1,700
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20		1,750	1,761
	York County VA Economic Development Authority Pollution Control Revenue (VA Electric & Power Co. Project) PUT	1.900%	6/1/23		4,000	4,037
						437,091
Washington (2.1%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/23		500	556
2	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	11/1/21		14,575	14,573
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/22		2,500	2,787
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/23		2,500	2,873
2	Everett WA GO PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.520%	12/1/19		2,855	2,855
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/22		600	648
	Grant County WA Public Utility District No. 2 Electric System Revenue PUT	2.000%	12/2/20		1,065	1,069
	King County WA (Bellevue School District) GO	5.000%	12/1/23		1,800	2,071
	King County WA GO	5.000%	12/1/19		2,885	2,893
	King County WA School District No. 414 GO	4.000%	12/1/19		1,020	1,022
	King County WA School District No. 414 GO	5.000%	12/1/21		1,000	1,079
	King County WA Sewer Revenue	5.000%	7/1/22		1,500	1,651
	King County WA Sewer Revenue PUT	2.450%	12/1/20		35,000	35,173
	King County WA Sewer Revenue PUT	2.600%	12/1/21		21,125	21,401
	Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19		3,500	3,510
	Port of Seattle WA Revenue	5.000%	1/1/20		2,350	2,364
	Port of Seattle WA Revenue	5.000%	1/1/21		1,345	1,405
	Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21		4,895	5,206
	Seattle WA GO	5.000%	6/1/20		4,360	4,457
	Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21	(Prere.)	1,355	1,420
	Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21		1,000	1,054
	Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23		7,630	7,701
2	Seattle WA Municipal Light & Power Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	1.410%	11/1/21		24,850	24,871
	Seattle WA Water System Revenue	5.000%	5/1/20		4,000	4,075
	Seattle WA Water System Revenue	5.000%	5/1/21		1,180	1,248
	Spokane WA Water & Wastewater System Revenue	5.000%	12/1/22		6,435	7,181
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/22		750	814
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/23		710	793
	University of Washington Revenue PUT	5.000%	5/1/22		11,920	12,780
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20		4,890	5,014
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22		5,775	6,123
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22		1,680	1,786
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		13,715	15,088
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		2,215	2,518
	Washington COP	5.000%	7/1/21		5,010	5,322
	Washington GO	5.000%	8/1/20		3,155	3,245
	Washington GO	5.000%	1/1/21		2,000	2,089
	Washington GO	5.000%	7/1/21		4,195	4,301
	Washington GO	5.000%	8/1/21		12,720	13,569
	Washington GO	5.000%	8/1/21		22,540	24,044
	Washington GO	5.000%	8/1/21		1,240	1,323
	Washington GO	5.000%	2/1/22		1,500	1,628
	Washington GO	5.000%	7/1/22		9,720	10,334
	Washington GO	5.000%	7/1/22		2,260	2,489
	Washington GO	5.000%	8/1/22		5,530	6,107
	Washington GO	5.000%	1/1/23		6,340	7,094
	Washington GO	5.000%	2/1/23		1,115	1,168
	Washington GO	5.000%	7/1/23		15,950	17,547
	Washington GO	5.000%	1/1/24		3,625	4,183
	Washington GO	5.000%	1/1/24		4,500	5,193
	Washington GO	5.000%	7/1/24		1,000	1,100
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24		5,500	6,255
1	Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	1.150%	11/7/19		7,875	7,875
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21		6,165	6,589

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	1.180%	11/7/19		14,485	14,485
	Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	3.500%	7/1/23		1,505	1,525
	Washington Housing Finance Commission Revenue (SAG Preservation Portfolio Projects) PUT	2.550%	7/1/21		3,125	3,164
	Washington State University General Revenue	5.000%	10/1/21		590	633
	Washington State University General Revenue	5.000%	10/1/23		350	401
						351,722
West Virginia (0.3%)
1	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	1.220%	11/7/19		7,210	7,210
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. – Amos Project) PUT	2.625%	6/1/22		5,000	5,133
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. – Amos Project) PUT	2.625%	6/1/22		7,310	7,504
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. – Amos Project) PUT	2.550%	4/1/24		10,000	10,385
	West Virginia GO	5.000%	6/1/20		1,400	1,431
	West Virginia GO	5.000%	6/1/22		3,610	3,962
	West Virginia GO	5.000%	12/1/22		2,645	2,951
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/20		400	402
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/21		570	593
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/23		1,075	1,187
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21		2,030	2,157
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22		2,130	2,340
	West Virginia University Revenue	5.000%	10/1/22		3,675	3,931
						49,186
Wisconsin (0.9%)
	DeForest WI Area School District GO	5.000%	4/1/21		550	579
	Madison WI GO	4.000%	10/1/22		8,045	8,682
	Madison WI GO	3.000%	10/1/23		8,040	8,579
	Milwaukee WI GO	4.000%	3/1/20		13,130	13,251
	Waukesha WI School District GO	3.000%	4/1/21		800	820
	Waukesha WI School District GO	3.000%	4/1/22		1,100	1,147
	Waukesha WI School District GO	3.000%	4/1/23		1,200	1,269
	Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/21		3,250	3,436
	Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/22		8,100	8,868
	Wisconsin GO	5.000%	5/1/21		1,250	1,322
	Wisconsin GO	5.000%	11/1/21		5,000	5,383
	Wisconsin GO	5.000%	11/1/22		1,000	1,076
2	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	7/28/21		4,000	3,993
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20		300	307
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22		1,000	1,090
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	1.375%	12/3/19		18,095	18,097
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21		550	583
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20		1,000	1,015
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21		1,000	1,051
	Wisconsin Health & Educational Facilities Authority Revenue (Mequon Jewish Project) VRDO	1.150%	11/7/19	LOC	13,520	13,520
	Wisconsin Health & Educational Facilities Authority Revenue (University of Wisconsin Medical Foundation) VRDO	1.110%	11/7/19	LOC	25	25
	Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20		3,575	3,578
1	Wisconsin Public Finance Authority Lease Development Revenue (KU Campus Development Corp. – Central District Development Project) TOB VRDO	1.230%	11/7/19		37,325	37,325
	Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20		110	111
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/19		440	440
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/20		425	438
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/21		750	791
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/22		750	808
	Wisconsin Transportation Revenue	5.000%	7/1/22		9,415	10,360
						147,944
Wyoming (0.0%)
2	Wyoming Community Development Authority PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/21		4,000	4,005
Total Tax-Exempt Municipal Bonds (Cost $16,470,903)						16,564,667

Short-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
[6] Vanguard Municipal Cash Management Fund (Cost $510,827)	1.198%	5,108,068	510,858
Total Investments (101.5%) (Cost $16,981,730)			17,075,525

			Amount
			($000)
Other Assets and Liabilities (-1.5%)
Other Assets
Investment in Vanguard			788
Receivables for Investment Securities Sold			40,343
Receivables for Accrued Income			137,418
Receivables for Capital Shares Issued			11,119
Variation Margin Receivable—Futures Contracts			589
Other Assets			29,135
Total Other Assets			219,392
Liabilities
Payables for Investment Securities Purchased			(441,309)
Payables for Capital Shares Redeemed			(20,960)
Payables for Distributions			(5,726)
Payables to Vanguard			(5,242)
Variation Margin Payable—Futures Contracts			(17)
Total Liabilities			(473,254)
Net Assets (100%)			16,821,663

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	16,755,441
Total Distributable Earnings (Loss)	66,222
Net Assets	16,821,663

Investor Shares – Net Assets
Applicable to 59,648,335 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	944,856
Net Asset Value Per Share – Investor Shares	$15.84

Admiral Shares – Net Assets
Applicable to 1,002,296,603 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,876,807
Net Asset Value Per Share – Admiral Shares	$15.84

•    See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $2,764,923,000, representing 16.4% of net assets.

2   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3   Securities with a value of $1,651,000 have been segregated as initial margin for open futures contracts.

4   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.

5   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	815		175,715	75
5-Year U.S. Treasury Note	December 2019	679		80,939	(17)
					58

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Interest[1]	301,726
Total Income	301,726
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,366
Management and Administrative—Investor Shares	1,359
Management and Administrative—Admiral Shares	10,802
Marketing and Distribution—Investor Shares	147
Marketing and Distribution—Admiral Shares	1,010
Custodian Fees	122
Auditing Fees	32
Shareholders’ Reports—Investor Shares	40
Shareholders’ Reports—Admiral Shares	119
Trustees’ Fees and Expenses	7
Total Expenses	16,004
Expenses Paid Indirectly	(121)
Net Expenses	15,883
Net Investment Income	285,843
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,234
Futures Contracts	(7,495)
Realized Net Gain (Loss)	(5,261)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	179,597
Futures Contracts	76
Change in Unrealized Appreciation (Depreciation)	179,673
Net Increase (Decrease) in Net Assets Resulting from Operations	460,255

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,014,000, $2,000, and $29,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	285,843	227,450
Realized Net Gain (Loss)	(5,261)	(22,131)
Change in Unrealized Appreciation (Depreciation)	179,673	(89,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	460,255	115,731
Distributions
Net Investment Income
Investor Shares	(16,155)	(15,088)
Admiral Shares	(269,323)	(212,068)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(285,478)	(227,156)
Capital Share Transactions
Investor Shares	(95,319)	(190,515)
Admiral Shares	530,259	1,385,963
Net Increase (Decrease) from Capital Share Transactions	434,940	1,195,448
Total Increase (Decrease)	609,717	1,084,023
Net Assets
Beginning of Period	16,211,946	15,127,923
End of Period	16,821,663	16,211,946

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.68	$15.79	$15.80	$15.83	$15.86
Investment Operations
Net Investment Income	.257 [1]	.215 [1]	.160 [1]	.131	.110
Net Realized and Unrealized Gain (Loss) on Investments	.160	(.109)	(.010)	(.030)	(.030)
Total from Investment Operations	.417	.106	.150	.101	.080
Distributions
Dividends from Net Investment Income	(.257)	(.216)	(.160)	(.131)	(.110)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.257)	(.216)	(.160)	(.131)	(.110)
Net Asset Value, End of Period	$15.84	$15.68	$15.79	$15.80	$15.83

Total Return[2]	2.68%	0.68%	0.95%	0.64%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$945	$1,030	$1,228	$1,234	$1,366
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.38%	1.01%	0.83%	0.70%
Portfolio Turnover Rate	34%	42%	36%	29%	32%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.68	$15.79	$15.80	$15.83	$15.86
Investment Operations
Net Investment Income	.270 [1]	.229 [1]	.176 [1]	.147	.123
Net Realized and Unrealized Gain (Loss) on Investments	.160	(.111)	(.010)	(.030)	(.030)
Total from Investment Operations	.430	.118	.166	.117	.093
Distributions
Dividends from Net Investment Income	(.270)	(.228)	(.176)	(.147)	(.123)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.270)	(.228)	(.176)	(.147)	(.123)
Net Asset Value, End of Period	$15.84	$15.68	$15.79	$15.80	$15.83

Total Return[2]	2.76%	0.76%	1.05%	0.74%	0.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,877	$15,182	$13,900	$12,604	$11,029
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.46%	1.11%	0.93%	0.78%
Portfolio Turnover Rate	34%	42%	36%	29%	32%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

Short-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $788,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $121,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,564,667	—
Temporary Cash Investments	510,858	—	—
Futures Contracts—Assets[1]	589	—	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	511,430	16,564,667	—

1 Represents variation margin on the last day of the reporting period.

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(3,214)
Total Distributable Earnings (Loss)	3,214

Short-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	10,086
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(27,557)
Net Unrealized Gains (Losses)	93,693

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,981,832
Gross Unrealized Appreciation	96,959
Gross Unrealized Depreciation	(3,266)
Net Unrealized Appreciation (Depreciation)	93,693

F.   During the year ended October 31, 2019, the fund purchased $4,223,544,000 of investment securities and sold $3,932,723,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2019, such purchases and sales were $2,245,937,000 and $1,561,248,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital share transactions for each class of shares were:

	Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	368,228	23,344	375,594	23,903
Issued in Lieu of Cash Distributions	13,443	851	12,600	802
Redeemed	(476,990)	(30,228)	(578,709)	(36,827)
Net Increase (Decrease)—Investor Shares	(95,319)	(6,033)	(190,515)	(12,122)
Admiral Shares
Issued	6,759,025	428,519	7,364,062	468,618
Issued in Lieu of Cash Distributions	200,955	12,721	154,571	9,841
Redeemed	(6,429,721)	(407,478)	(6,132,670)	(390,347)
Net Increase (Decrease)—Admiral Shares	530,259	33,762	1,385,963	88,112

H.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009–October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2019			of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Investor Shares	4.76%	1.63%	1.90%	$12,071
Bloomberg Barclays 1–5 Year Municipal Bond Index	4.90	1.69	2.10	12,308
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	15,388

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	4.84%	1.72%	1.99%	$60,865
Bloomberg Barclays 1–5 Year Municipal Bond Index	4.90	1.69	2.10	61,539
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	76,939

See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Largest Area Concentrations

As of October 31, 2019

Texas	13.7%
New York	12.5
Illinois	6.6
Pennsylvania	5.6
California	5.4
New Jersey	3.8
Ohio	3.5
Florida	3.4
Maryland	3.0
Massachusetts	2.8
Top Ten	60.3%

The table shows the percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (2.0%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,500	1,531
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/23		6,215	7,106
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25		6,225	7,540
	Baldwin County AL Board of Education Revenue	5.000%	6/1/21		1,185	1,256
	Baldwin County AL Board of Education Revenue	5.000%	6/1/22		1,560	1,707
	Birmingham AL Special Care Facilities Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,365	3,369
	Birmingham AL Special Care Facilities Financing Authority Revenue (Ascension Health Credit Group) PUT	1.850%	11/1/22		9,000	9,110
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23		430	479
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/24		250	288
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25		375	443
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26		875	1,059
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20		765	793
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21		1,000	1,069
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22		2,255	2,477
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		63,855	68,647
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23		7,280	8,188
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		40,990	45,918
1	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.261%	12/1/23		60,000	59,513
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		71,865	74,510
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		72,580	76,913
	Houston County AL Health Care Authority Revenue	5.000%	10/1/24		3,050	3,490
	Houston County AL Health Care Authority Revenue	5.000%	10/1/25		1,000	1,169
	Huntsville AL Electric System Revenue	5.000%	12/1/23		250	287
	Huntsville AL Electric System Revenue	5.000%	12/1/23		200	230
	Huntsville AL Electric System Revenue	5.000%	12/1/24		465	550
	Huntsville AL Electric System Revenue	5.000%	12/1/24		350	414
	Huntsville AL Electric System Revenue	4.000%	12/1/25		200	231
	Huntsville AL Electric System Revenue	5.000%	12/1/25		310	377
	Huntsville AL GO	5.000%	5/1/22		1,170	1,280
	Huntsville AL GO	5.000%	5/1/23		2,680	3,028
	Huntsville AL GO	5.000%	5/1/24		2,815	3,280
	Huntsville AL GO	5.000%	11/1/24		1,400	1,606
	Huntsville AL GO	5.000%	11/1/24		1,195	1,371
	Huntsville AL Water System Revenue	5.000%	11/1/20		1,000	1,038
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/21		3,065	3,187
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/22		4,365	4,672
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/23		4,565	5,014
	Jefferson County AL GO	5.000%	4/1/23		1,040	1,163
	Jefferson County AL GO	5.000%	4/1/24		5,500	6,323
	Jefferson County AL GO	5.000%	4/1/25		3,950	4,664
	Jefferson County AL Revenue	5.000%	9/15/20		1,250	1,291
	Jefferson County AL Revenue	5.000%	9/15/21		1,625	1,736
	Jefferson County AL Revenue	5.000%	9/15/22		625	688
	Jefferson County AL Revenue	5.000%	9/15/23		2,500	2,835
	Jefferson County AL Revenue	5.000%	9/15/24		6,725	7,827
	Jefferson County AL Sewer Revenue	5.000%	10/1/21		1,300	1,383
2	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/2023	0.000%	10/1/42	(4)	21,060	20,477
2	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/2023	0.000%	10/1/50		10,000	9,680
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/22		600	647
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/22		1,010	1,090
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/23		950	1,054
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/24		1,355	1,542
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/25		4,150	4,829
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/26		3,025	3,599

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21		1,745	1,812
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22		1,225	1,298
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23		2,000	2,164
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/24		2,500	2,735
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		49,000	52,862
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		23,460	25,623
	Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/22	(15)	3,485	3,815
	Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/23	(15)	3,660	4,126
	Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/24	(15)	3,845	4,464
	Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/23		200	223
	Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/24		150	173
	Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/27		275	339
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/20		425	438
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/21		460	491
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/22		495	545
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/23		1,000	1,136
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/24		1,100	1,285
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/25		1,260	1,511
	UAB Medicine Financial Authority AL Revenue	5.000%	9/1/26		2,000	2,453
	University of South Alabama University Facilities Revenue	5.000%	11/1/20		1,395	1,447
	University of South Alabama University Facilities Revenue	5.000%	11/1/21		845	903
	University of South Alabama University Facilities Revenue	5.000%	10/1/22	(15)	325	357
	University of South Alabama University Facilities Revenue	5.000%	11/1/22		1,080	1,190
	University of South Alabama University Facilities Revenue	5.000%	10/1/23	(15)	500	566
	University of South Alabama University Facilities Revenue	5.000%	10/1/24	(15)	525	610
	University of South Alabama University Facilities Revenue	5.000%	10/1/26	(15)	800	975
						587,509
Alaska (0.3%)
	Alaska GO	5.000%	8/1/22		5,590	6,168
	Alaska GO	5.000%	8/1/25		1,435	1,608
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21		2,265	2,435
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22		2,410	2,675
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22		1,755	1,948
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23		2,530	2,893
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23		4,785	5,471
	Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21		10,140	10,780
	Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22		10,465	11,458
	Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23		13,810	15,549
	Alaska State International Airport Revenue	5.000%	10/1/23		525	599
	Alaska State International Airport Revenue	5.000%	10/1/24		1,695	1,988
	Anchorage AK GO	5.000%	9/1/21		2,000	2,138
	Anchorage AK GO	5.000%	9/1/21		2,605	2,785
	Anchorage AK GO	5.000%	9/1/21		1,000	1,069
	Anchorage AK GO	5.000%	9/1/22		2,000	2,211
	Anchorage AK GO	5.000%	9/1/22		1,675	1,852
	Anchorage AK GO	5.000%	9/1/25		5,000	5,862
	Anchorage AK Wastewater Revenue	5.000%	5/1/23		750	846
	Anchorage AK Wastewater Revenue	5.000%	5/1/24		600	699
	Anchorage AK Wastewater Revenue	5.000%	5/1/25		575	688
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20		1,725	1,779
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21		1,950	2,083
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22		1,525	1,680
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23		4,180	4,739
	North Slope Borough AK GO	5.000%	6/30/20		625	641
	North Slope Borough AK GO	5.000%	6/30/20		300	308
	North Slope Borough AK GO	5.000%	6/30/21		625	663
	North Slope Borough AK GO	5.000%	6/30/21		645	685
	North Slope Borough AK GO	5.000%	6/30/22		950	1,010
						95,310
Arizona (1.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20		1,045	1,072
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20		1,700	1,749
3	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		5,000	5,319
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		10,110	10,754
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		300	319
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		500	532
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		1,170	1,245
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		3,250	3,578

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		3,185	3,507
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		455	501
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		300	330
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23		690	784
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23		500	568
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23		500	568
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24		400	468
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24		400	468
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25		800	935
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25		690	831
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20		1,310	1,338
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20		585	598
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21		1,250	1,324
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21		1,000	1,059
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22		1,035	1,134
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22		500	548
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/23		500	565
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/24		545	633
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/24		800	935
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/25		1,140	1,370
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/26		1,175	1,409
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/26		1,250	1,535
	Arizona COP	5.000%	9/1/20		4,300	4,434
	Arizona COP	5.000%	9/1/21		6,665	7,124
	Arizona COP	5.000%	10/1/22		4,985	5,523
	Arizona COP	5.000%	10/1/23		6,720	7,685
	Arizona COP	5.000%	10/1/23		19,820	22,665
	Arizona COP	5.000%	10/1/24		20,920	24,639
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20		4,550	4,590
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21		1,000	1,045
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30		3,250	3,490
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.380%	11/1/19	LOC	20,605	20,605
4	Arizona Health Facilities Authority Revenue (Dignity Health) TOB VRDO	1.390%	11/7/19	LOC	23,250	23,250
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19		600	602
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20		1,305	1,357
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21		1,000	1,075
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22		835	926
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/25	(15)	400	468
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/26	(15)	500	597
	Arizona Lottery Revenue	5.000%	7/1/21		3,500	3,720
	Arizona Lottery Revenue	5.000%	7/1/22		2,500	2,750
	Arizona Lottery Revenue	5.000%	7/1/23		2,500	2,843
	Arizona Lottery Revenue	5.000%	7/1/24		5,300	6,208
	Arizona Lottery Revenue	5.000%	7/1/25		5,000	6,032
	Arizona School Facilities Board COP	5.000%	9/1/21		7,110	7,603
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20		1,505	1,543
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22		1,790	1,966
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		9,425	10,024
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24		7,885	9,243
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25		11,450	13,792
	Arizona Transportation Board GAN	5.000%	7/1/24		1,010	1,182
	Arizona Transportation Board GAN	5.000%	7/1/25		1,040	1,252
	Arizona Transportation Board GAN	5.000%	7/1/26		1,000	1,234
	Arizona Transportation Board Highway Revenue	5.000%	7/1/20		3,380	3,465
	Arizona Transportation Board Highway Revenue	5.000%	7/1/25		5,000	5,852
	Arizona Transportation Board Highway Revenue	5.000%	7/1/26		20,000	21,991
	Arizona Transportation Board Highway Revenue	5.000%	7/1/26		15,050	17,572
	Arizona Transportation Board Highway Revenue	5.000%	7/1/29		7,150	7,834
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/23		1,975	2,193
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/25		9,200	10,207
	Glendale AZ GO	4.000%	7/1/21	(4)	3,400	3,557
	Glendale AZ GO	5.000%	7/1/22	(4)	1,920	2,111
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/20		450	456
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/21		750	779
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/22		750	796

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/23		750	813
	Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20		2,770	2,839
	Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21		2,900	3,082
	Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22		3,100	3,409
	Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/22		1,500	1,648
	Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/24		900	1,051
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/21		3,500	3,651
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/22		3,650	3,940
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/23		5,510	6,141
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/24		2,275	2,614
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	10/18/24		9,000	10,501
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	5/15/26		12,000	14,559
1	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.500%	10/18/22		7,500	7,513
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) VRDO	1.100%	11/7/19		25,000	25,000
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth) PUT	5.000%	9/1/24		15,000	17,363
	Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	5.000%	7/1/24		350	410
	Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	5.000%	7/1/25		475	571
	Maricopa County AZ Unified School District No. 97 (Deer Valley) GO	5.000%	7/1/24		7,950	9,304
	Mesa AZ Utility System Revenue	5.000%	7/1/24		840	982
	Mesa AZ Utility System Revenue	5.000%	7/1/25		785	944
	Mesa AZ Utility System Revenue	5.000%	7/1/26		1,300	1,601
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20		450	461
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21		335	356
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22		200	220
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		2,000	2,127
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		1,775	1,954
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/23		11,755	13,375
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21		12,405	13,193
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25		4,125	4,830
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		4,000	4,676
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/23		100	111
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/24		400	454
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/25		400	464
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/21		310	319
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/22		655	685
	Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20		2,840	2,903
	Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21		3,000	3,181
	Pima County AZ Sewer Revenue	5.000%	7/1/22		7,320	8,053
	Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22	(15)	1,000	1,098
	Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/23	(15)	300	340
	Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/24	(15)	350	408
	Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/25	(15)	750	897
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/22		1,000	1,101
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/24		1,635	1,917
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/25		1,540	1,855
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/20		4,850	4,981
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19		1,565	1,569
	Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23		10,000	10,097
	University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21	(ETM)	2,740	2,907
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/24		350	407
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/25		450	536
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/26		685	831
	Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue (Republic Services Inc.) PUT	1.300%	12/2/19		7,500	7,501
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20		1,000	1,028

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21		750	798
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22		1,100	1,201
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23		1,000	1,123
						538,149
Arkansas (0.3%)
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20		4,300	4,466
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21		4,560	4,884
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22		700	772
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		24,000	24,213
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21		920	959
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22		815	878
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27		2,970	3,429
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28		3,855	4,439
	Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21		5,385	5,779
	Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24		9,500	10,879
	Baxter County AR Hospital Revenue	5.000%	9/1/20		1,385	1,416
	Baxter County AR Hospital Revenue	5.000%	9/1/21		1,140	1,196
	Baxter County AR Hospital Revenue	5.000%	9/1/22		1,000	1,075
	Baxter County AR Hospital Revenue	5.000%	9/1/23		1,910	2,101
	Baxter County AR Hospital Revenue	5.000%	9/1/26		1,000	1,165
	Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21		20,000	20,209
	Rogers AR School District No. 30 GO	5.000%	2/1/21		1,500	1,568
	Springdale AR Sales and Use Revenue	5.000%	11/1/24		3,090	3,412
	Springdale AR Sales and Use Revenue	5.000%	4/1/25	(15)	3,610	4,177
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		355	408
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24		405	479
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		275	334
						98,238
California (5.4%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20		500	511
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	5,485	5,427
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	115	113
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20		1,730	1,792
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22		1,540	1,726
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23		1,850	2,143
	Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21		1,000	1,046
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21		3,470	3,619
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		23,100	23,532
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		15,350	15,677
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		30,400	31,247
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		5,075	5,272
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, 70% of 3M USD LIBOR + 0.550%	2.019%	4/1/21		14,885	14,910
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.820%	4/1/21		50	50
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.020%	5/1/23		28,500	29,008
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.020%	5/1/23		4,000	4,071
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/20		2,200	2,266
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20		1,200	1,222
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		23,000	24,369
3	California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		34,000	37,321
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(ETM)	10	10
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		3,990	4,002
1	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.220%	1.340%	12/1/20		15,875	15,879
	California GO	5.000%	2/1/20		44,500	44,919
	California GO	5.000%	11/1/20		21,520	22,350
	California GO	5.000%	12/1/20		25,475	26,539
	California GO	5.000%	2/1/21		10,000	10,483
	California GO	5.000%	8/1/21		4,425	4,725
	California GO	5.000%	10/1/21		28,000	30,078
	California GO	5.000%	10/1/21		41,940	45,053
	California GO	5.000%	11/1/21		49,440	53,293
	California GO	5.000%	3/1/25		8,000	9,575
	California GO	4.000%	4/1/25		2,990	3,431
	California GO	5.000%	4/1/25		15,510	18,607
	California GO	5.000%	4/1/25		43,000	51,585
	California GO	5.000%	8/1/25		10,000	12,110

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	11/1/25		1,040	1,268
	California GO	5.000%	4/1/26		10,120	12,440
	California GO	5.000%	8/1/26		26,485	32,813
	California GO	5.000%	8/1/26		3,500	4,336
	California GO	5.000%	10/1/26		10,000	12,437
	California GO	3.500%	8/1/27		10,000	11,544
	California GO PUT	4.000%	12/1/21		23,095	24,133
1	California GO PUT, 70% of 1M USD LIBOR + 0.700%	2.111%	12/1/20		3,500	3,510
1	California GO PUT, 70% of 1M USD LIBOR + 0.760%	2.171%	12/1/21		5,650	5,690
1	California GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	1.410%	12/1/20		29,800	29,804
1	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.500%	12/1/22		42,615	42,670
5	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	3.000%	3/1/24		10,000	10,595
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22		1,465	1,543
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21		1,500	1,555
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22		1,035	1,126
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22		750	816
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/23		680	765
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/24		1,020	1,186
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		47,560	52,896
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		3,000	3,337
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21		750	807
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22		2,230	2,487
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20		6,400	6,395
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		10,000	10,350
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22		10,000	10,150
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22		6,000	6,664
4	California Health Facilities Financing Authority Revenue VRDO	1.340%	11/7/19	LOC	50,000	50,000
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/22		1,000	1,116
1	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group) PUT, 70% of 1M USD LIBOR + 0.950%	2.197%	11/1/20		20,200	20,198
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group) TOB VRDO	1.320%	11/7/19		6,670	6,670
1	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	1.640%	8/1/21		15,200	15,185
1	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.622%	4/1/21		6,640	6,644
1	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.839%	4/1/20		9,375	9,382
1	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.839%	4/1/20		7,500	7,505
1	California Infrastructure & Economic Development Bank Revenue PUT, 70% of 1M USD LIBOR + 0.650%	1.897%	2/1/21		25,000	25,061
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21		1,315	1,416
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22		135	149
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23		415	471
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21		1,000	1,047
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22		500	542
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23		835	934
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24		725	835
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25		800	942
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26		615	738
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	2.000%	11/1/19		1,705	1,705
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	3.000%	11/1/20		800	810
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24		985	1,135
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27		2,455	2,976
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21		350	371
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22		260	285
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23		600	678
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24		350	407
	California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22		375	406
	California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23		350	389
	California Public Works Board Lease Revenue	5.000%	3/1/21		1,965	2,065
	California Public Works Board Lease Revenue	5.000%	10/1/21		7,455	8,000
	California Public Works Board Lease Revenue	5.000%	3/1/22		1,600	1,743
	California Public Works Board Lease Revenue	5.000%	10/1/22		5,750	6,388
	California Public Works Board Lease Revenue	5.000%	3/1/23		4,000	4,503

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue	5.000%	10/1/23		12,880	14,771
	California Public Works Board Lease Revenue	5.000%	3/1/24		3,145	3,649
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20		1,690	1,750
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/21		4,800	5,074
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/25		5,835	6,989
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20		5,200	5,318
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20		1,175	1,190
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20		1,240	1,284
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19		2,000	2,000
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19		2,750	2,750
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		3,050	3,099
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20		2,000	2,078
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		2,495	2,637
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21		3,500	3,767
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22		5,885	6,429
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		5,000	5,570
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		6,620	7,472
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		5,000	5,749
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/25		3,055	3,659
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25		2,380	2,890
	California State University Systemwide Revenue	5.000%	11/1/22		2,700	3,020
	California State University Systemwide Revenue PUT	4.000%	11/1/21		28,075	29,237
	California State University Systemwide Revenue PUT	4.000%	11/1/23		4,000	4,380
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/23		500	553
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/24		600	681
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/25		1,025	1,191
	California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	5.145%	11/8/19	(14)	12,200	12,200
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20		325	333
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21		275	292
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22		250	274
4	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24		10,405	11,615
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/22		395	433
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/23		1,365	1,539
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20		1,525	1,581
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21		2,100	2,261
1	Contra Costa CA Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	1.672%	9/1/21		1,500	1,499
1	Eastern California Municipal Water District Water& Wastewater Revenue PUT, 70% of 1M USD LIBOR + 0.300%	1.722%	10/1/21		2,450	2,451
1	Eastern California Municipal Water District Water& Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	10/1/21		850	850
	El Camino CA Healthcare District GO	5.000%	8/1/21		1,125	1,204
	El Camino CA Healthcare District GO	5.000%	8/1/22		1,100	1,220
	El Camino CA Healthcare District GO	0.000%	8/1/24	(14)	4,085	3,806
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	4,040
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	450	491
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	800	901
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	675	782
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/19	(4)	2,910	2,916
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/21	(4)	1,725	1,866
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,830	3,909
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,750	2,902
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		4,665	5,069
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		6,015	6,703
4	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.220%	11/7/19	LOC	6,800	6,800
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		1,045	1,079
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		1,250	1,341
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20		640	651
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21		310	325
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22		725	783
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		1,505	1,564
	Long Beach CA Harbor Revenue	5.000%	12/15/20		23,800	24,852
	Los Angeles CA Community College District GO	5.000%	8/1/21		5,000	5,349
	Los Angeles CA Unified School District GO	5.000%	7/1/20		17,195	17,638
	Los Angeles CA Unified School District GO	5.000%	7/1/20		22,525	23,106
	Los Angeles CA Unified School District GO	5.000%	7/1/20		20,940	21,480

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/20		14,755	15,135
	Los Angeles CA Unified School District GO	5.000%	7/1/22		10,720	11,805
	Los Angeles CA Unified School District GO	5.000%	7/1/23		25,100	28,549
	Los Angeles CA Unified School District GO	5.000%	7/1/24		13,500	15,832
	Los Angeles CA Unified School District GO	5.000%	7/1/25		3,220	3,773
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20		500	515
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20		5,495	5,670
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21	(4)	5,000	5,349
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20		750	770
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		10,000	10,885
4	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.190%	11/7/19	LOC	35,500	35,500
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20		6,000	6,191
	Palomar Pomerado Health California Revenue	5.000%	11/1/22		2,680	2,929
1	Riverside CA Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.630%	1.750%	1/15/20		1,670	1,673
4	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	1.170%	11/7/19	LOC	1,100	1,100
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20		1,770	1,811
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24		400	469
	San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		15,000	15,634
	San Diego County CA Water Authority Revenue	5.000%	5/1/21		1,465	1,553
	San Diego County CA Water Authority Revenue	5.000%	5/1/22		1,270	1,397
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20		1,500	1,545
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21		2,000	2,141
	San Juan CA Unified School District GO	5.000%	8/1/21		1,000	1,070
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/20		1,015	1,040
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/21		535	570
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20	(4)	1,045	1,070
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	(4)	575	610
2	Solano County CA Community College District GO, 5.000% coupon rate effective 8/1/2023	0.000%	8/1/25		5,045	5,154
	Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,100	2,045
	South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20		600	619
1	Southern California Public Power Authority Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.370%	5/1/21		13,675	13,676
	Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20		8,750	8,776
	University of California Revenue	5.000%	5/15/21		2,725	2,892
	University of California Revenue	5.000%	5/15/21		8,280	8,788
	University of California Revenue PUT	1.400%	5/15/21		12,700	12,751
4	University of California Revenue TOB VRDO	1.270%	11/7/19		9,400	9,400
	Washington Township CA Health Care District Revenue	5.000%	7/1/21		665	705
	Washington Township CA Health Care District Revenue	5.000%	7/1/22		1,325	1,447
	Washington Township CA Health Care District Revenue	5.000%	7/1/23		970	1,090
	Washington Township CA Health Care District Revenue	5.000%	7/1/24		1,295	1,494
	Washington Township CA Health Care District Revenue	5.000%	7/1/25		965	1,138
	Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,325	2,329
						1,580,156
Colorado (1.3%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/21		1,375	1,484
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/22		1,165	1,300
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/23		1,275	1,468
	Adams CO 12 Five Star Schools GO	5.000%	12/15/26		10,000	11,828
	Adams County CO COP	5.000%	12/1/21		1,000	1,078
	Adams County CO COP	5.000%	12/1/22		1,250	1,391
	Aurora CO COP	5.000%	12/1/25		1,550	1,876
	Aurora CO COP	5.000%	12/1/26		2,000	2,471
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20		350	360
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22		225	244
	Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23		265	304
	Colorado Building Excellent Schools COP	5.000%	3/15/24		660	764
	Colorado Building Excellent Schools COP	5.000%	3/15/25		1,460	1,738
	Colorado Building Excellent Schools COP	5.000%	3/15/25		890	1,060
	Colorado COP	5.000%	12/15/24		3,525	4,162
	Colorado COP	5.000%	12/15/25		8,385	10,151
	Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	(ETM)	780	792
	Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20		1,850	1,876
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26		10,000	12,264
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/25		3,000	3,529
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/25		3,000	3,529

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/26		3,035	3,626
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/26		2,500	2,987
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/25		12,500	14,459
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/26		11,000	12,989
	Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27		1,250	1,254
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		1,000	1,115
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/24		1,675	1,925
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/25		4,400	5,195
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/26		3,000	3,632
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	(ETM)	1,225	1,384
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/24	(ETM)	1,000	1,168
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/25	(ETM)	1,245	1,487
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/22		770	834
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/23		850	945
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/24		1,110	1,265
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/25		800	933
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23		3,225	3,339
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	20,000	18,636
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		27,000	30,808
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/21	(Prere.)	750	785
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/21	(Prere.)	175	183
1	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.631%	11/12/20		5,000	5,014
1	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.631%	11/12/20		7,500	7,521
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20		1,375	1,430
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21		1,735	1,868
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22		680	756
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22		1,350	1,501
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21		350	358
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22		400	417
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/23		300	317
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23		750	816
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24		750	833
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/26		505	553
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/27		175	194
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19		625	626
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20		2,055	2,131
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/26		495	524
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	(ETM)	1,025	1,041
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	(ETM)	2,000	2,118
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	(ETM)	2,300	2,520
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	(ETM)	2,000	2,263
1	Colorado Public Highway Authority Revenue PUT, 67% of 1M USD LIBOR + 1.050%	2.247%	9/1/21		3,000	3,027
	Colorado Springs CO Utility System Revenue	5.000%	11/15/19		3,000	3,003
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		1,000	1,151
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		530	610
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		545	627
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24		420	498
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24		400	474
	Denver CO City & County Airport Revenue	5.000%	11/15/19		1,310	1,311
	Denver CO City & County Airport Revenue	5.000%	11/15/23		19,400	22,259
	Denver CO City & County Airport Revenue	5.000%	11/15/24		1,810	2,137
1	Denver CO City & County Airport Revenue PUT, 70% of 1M USD LIBOR + 0.860%	2.282%	11/15/19		14,020	14,023
	Denver CO City & County Board of Water Commissioners Water Revenue	4.000%	12/15/22		1,085	1,150
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20	(14)	2,030	2,008
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20		1,580	1,627
1	E-470 Public Highway Authority Colorado Revenue PUT, 67% of 1M USD LIBOR + 0.420%	1.629%	9/1/21		1,600	1,600
	El Paso County CO CP	5.000%	12/1/24	(4)	450	532
	El Paso County CO CP	5.000%	12/1/25	(4)	650	785
	Garfield, Pitkin, & Eagle County CO School District GO	5.000%	12/15/25		3,000	3,239
	Interlocken CO Metropolitan District GO	5.000%	12/1/23	(4)	750	853
	Interlocken CO Metropolitan District GO	5.000%	12/1/24	(4)	875	1,022
	Interlocken CO Metropolitan District GO	5.000%	12/1/25	(4)	1,000	1,196
	Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/22		575	625
	Larimer County CO School District No. R-1 Poudre GO	2.000%	12/15/24		1,265	1,313

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22		14,350	14,394
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20		1,055	1,082
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22		1,250	1,376
	Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/19		1,250	1,253
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,785	2,847
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,000	2,045
	Regional Transportation District of Colorado COP	5.000%	6/1/22		7,480	8,198
4	Regional Transportation District of Colorado COP TOB VRDO	1.170%	11/7/19	LOC	8,000	8,000
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	7/15/21		3,460	3,525
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	7/15/22		320	326
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	1/15/23		2,835	2,890
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23		2,420	2,467
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.250%	7/15/24		180	184
	University of Colorado Enterprise System Revenue	5.000%	6/1/21		1,000	1,060
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/24		21,850	22,245
	University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22		20,000	21,319
	University of Colorado Hospital Authority Revenue VRDO	1.120%	11/7/19		14,210	14,210
						377,910
Connecticut (2.2%)
	Bridgeport CT GO	5.000%	8/15/22	(4)	7,015	7,686
	Bridgeport CT GO	5.000%	8/15/22	(4)	5,635	6,174
	Bridgeport CT GO	5.000%	8/15/23	(4)	7,460	8,412
	Bridgeport CT GO	5.000%	8/15/23	(4)(ETM)	360	411
	Bridgeport CT GO	5.000%	8/15/23	(4)	750	846
	Connecticut GO	5.000%	4/15/20		1,000	1,017
	Connecticut GO	5.000%	6/15/20		18,135	18,558
	Connecticut GO	5.000%	12/15/20		5,865	6,113
	Connecticut GO	5.000%	3/15/21		7,110	7,475
	Connecticut GO	5.000%	4/15/21		6,040	6,369
	Connecticut GO	5.000%	11/1/21		530	568
	Connecticut GO	5.000%	11/15/21		7,350	7,894
	Connecticut GO	5.000%	3/15/22		9,620	10,433
	Connecticut GO	5.000%	4/15/22		4,275	4,648
	Connecticut GO	5.000%	5/15/22		1,500	1,583
	Connecticut GO	5.000%	10/15/22		5,120	5,655
	Connecticut GO	5.000%	11/15/22		12,685	14,046
	Connecticut GO	5.000%	4/15/23		3,375	3,657
	Connecticut GO	5.000%	6/15/23		1,080	1,216
	Connecticut GO	5.000%	9/1/23		1,690	1,915
	Connecticut GO	5.000%	9/15/23		1,320	1,497
	Connecticut GO	5.000%	5/15/24		4,685	5,409
	Connecticut GO	5.000%	8/15/24		7,940	9,229
	Connecticut GO	5.000%	9/15/24		1,670	1,945
	Connecticut GO	5.000%	9/15/24		3,895	4,537
	Connecticut GO	5.000%	10/15/24		18,395	20,895
	Connecticut GO	5.000%	2/15/25		2,905	3,407
	Connecticut GO	5.000%	3/15/25		3,215	3,779
	Connecticut GO	5.000%	4/15/25		550	648
	Connecticut GO	5.000%	4/15/25		7,075	8,333
	Connecticut GO	5.000%	5/15/25		10,000	11,803
	Connecticut GO	5.000%	9/15/25		5,345	6,361
	Connecticut GO	5.000%	10/15/25		2,115	2,522
	Connecticut GO	5.000%	10/15/25		1,775	2,014
	Connecticut GO	5.000%	11/1/25		1,750	1,874
	Connecticut GO	5.000%	2/15/26		3,000	3,600
	Connecticut GO	5.000%	4/15/26		5,000	5,424
	Connecticut GO	4.000%	5/15/26		1,175	1,338
	Connecticut GO	5.000%	5/15/26		3,675	4,433
	Connecticut GO	5.000%	10/15/26		4,140	4,557
	Connecticut GO	5.000%	10/15/26		6,825	7,725
	Connecticut GO	5.000%	11/1/26		3,000	3,207
	Connecticut GO	4.000%	10/15/28		2,000	2,124
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.650%	1.770%	3/1/20		8,900	8,918
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/21		2,080	2,228

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/22		2,135	2,360
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/23		2,295	2,608
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/25		1,290	1,541
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/26		1,465	1,788
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/24		1,000	1,152
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/21		2,290	2,429
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/22		2,925	3,203
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/23		1,800	2,031
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/24		2,200	2,550
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/25		5,000	5,935
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/26		8,565	10,384
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21		975	1,036
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22		1,300	1,420
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23		2,010	2,262
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/20		950	973
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/21		775	822
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/22		810	888
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/23		1,550	1,747
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/24		250	289
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/25		500	592
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20		1,525	1,561
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22		765	829
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/23		1,000	1,110
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/25		1,145	1,327
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20		10,000	10,009
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		23,640	23,797
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		16,875	16,987
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21		13,500	13,675
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		5,050	5,134
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		730	742
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		1,250	1,271
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		14,805	14,865
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		15,195	15,257
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		28,250	31,032
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		15,000	16,773
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26		28,825	29,826
Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	1.800%	7/1/24		13,750	13,958
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		1,240	1,285
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		4,080	4,283
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		2,100	2,163
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45		7,105	7,423
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45		7,400	7,811
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/47		8,570	9,154
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	5/15/49		5,650	6,287
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20		1,155	1,155
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21		16,755	16,773
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.625%	11/15/22		1,000	1,001
Connecticut Special Tax Revenue	5.000%	10/1/20		1,310	1,355
Connecticut Special Tax Revenue	5.000%	10/1/23		3,375	3,843
Connecticut Special Tax Revenue	5.000%	10/1/25		7,500	9,011
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19		4,915	4,929
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20		6,585	6,809
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21		11,340	12,109
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24		3,140	3,670
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/24		10,320	11,082
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25		2,000	2,222
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25		4,025	4,690
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/25		1,595	1,812
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20		200	206
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22		410	452
Hartford County CT Metropolitan District GO	5.000%	7/15/23		525	596
Hartford County CT Metropolitan District GO	5.000%	7/15/25		900	1,079
Hartford County CT Metropolitan District GO	5.000%	7/15/25		3,000	3,597
Hartford County CT Metropolitan District GO	5.000%	7/15/26		2,000	2,454
New Haven CT GO	5.000%	8/1/20	(4)	2,015	2,067
New Haven CT GO	5.000%	8/15/20	(4)(ETM)	1,500	1,545

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Haven CT GO	5.000%	8/15/21	(4)(ETM)	1,575	1,682
	University of Connecticut GO	5.000%	2/15/22		10,250	11,098
	University of Connecticut GO	5.000%	2/15/22		2,940	3,183
	University of Connecticut Revenue	5.000%	11/1/25		1,000	1,201
	University of Connecticut Revenue	5.000%	11/1/25		1,825	2,193
						636,866
Delaware (0.2%)
	Delaware GO	5.000%	7/1/21	(ETM)	1,045	1,110
	Delaware GO	5.000%	7/1/21		14,465	15,404
	Delaware GO	3.000%	8/1/26		2,265	2,406
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/24		400	455
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/25		700	813
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/26		800	945
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20		255	257
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20		2,575	2,590
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		250	261
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		2,315	2,415
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		345	373
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		3,000	3,241
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21		550	585
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22		2,585	2,847
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23		3,425	3,897
	New Castle County DE GO	5.000%	10/1/21		7,575	8,134
	University of Delaware Revenue	5.000%	11/1/20		725	752
	University of Delaware Revenue	5.000%	11/1/21		800	860
	University of Delaware Revenue	5.000%	11/1/22		1,105	1,229
	University of Delaware Revenue	5.000%	11/1/23		1,070	1,228
	University of Delaware Revenue	5.000%	11/1/24		1,115	1,318
	University of Delaware Revenue	5.000%	11/1/25		2,585	3,142
						54,262
District of Columbia (0.1%)
	District of Columbia GO	5.000%	6/1/22		1,830	2,009
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20		1,010	1,036
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22		1,725	1,897
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23		1,390	1,576
4	District of Columbia Housing Finance Agency Multifamily Housing Revenue (The Yards Parcel Project) TOB VRDO	1.200%	11/7/19	LOC	5,225	5,225
	District of Columbia Income Tax Revenue	5.000%	12/1/19		1,500	1,504
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/20		135	138
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/25		225	262
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/26		600	711
	District of Columbia Revenue (Federal Highway Grant Anticipation)	5.250%	12/1/22		5,345	5,574
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	(ETM)	930	979
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	(ETM)	1,420	1,547
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	(ETM)	2,300	2,589
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/24	(ETM)	1,130	1,310
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21		1,100	1,157
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22		1,885	2,046
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23		2,015	2,252
	Washington Convention & Sports Authority Revenue	5.000%	10/1/20		2,600	2,689
	Washington Convention & Sports Authority Revenue	5.000%	10/1/21		2,575	2,760
	Washington Convention & Sports Authority Revenue	5.000%	10/1/22		3,500	3,872
						41,133
Florida (3.4%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/21		335	360
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/22		350	388
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	4.000%	12/1/23		1,000	1,100
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/24		1,210	1,415
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25		1,500	1,795
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26		2,175	2,655
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project) PUT	5.000%	12/1/26		8,000	9,548
	Atlantic Beach FL Health Care Facilities Revenue (Fleet Landing Project)	3.000%	11/15/23		1,920	1,931
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20		500	507

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21		1,050	1,102
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22		1,050	1,138
	Broward County FL Airport System Revenue	5.000%	10/1/20		1,265	1,309
	Broward County FL Airport System Revenue	5.000%	10/1/21		760	815
	Broward County FL School Board COP	5.000%	7/1/23		5,535	6,272
	Broward County FL School Board COP	5.000%	7/1/23		450	510
	Broward County FL School Board COP	5.000%	7/1/24		6,755	7,885
	Broward County FL School Board COP	5.000%	7/1/24		400	467
	Broward County FL School Board COP	5.000%	7/1/25		12,730	15,279
	Broward County FL School Board COP	5.000%	7/1/25		400	480
	Broward County FL School Board COP	5.000%	7/1/26		475	583
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.125%	9/1/22	(4)	1,165	1,176
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.250%	9/1/23	(4)	1,035	1,052
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.500%	9/1/24	(4)	1,410	1,453
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23		855	975
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24		1,120	1,315
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	4.000%	12/15/24		500	530
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22		30,260	32,591
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25		5,000	5,901
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/22		5,490	6,011
	Duval County FL School Board COP	5.000%	7/1/20		750	768
	Duval County FL School Board COP	5.000%	7/1/21		1,020	1,082
	Duval County FL School Board COP	5.000%	7/1/22		1,030	1,126
	Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21		240	256
	Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22		325	358
	Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23		275	312
	Florida Board of Education Lottery Revenue	4.000%	7/1/25		5,045	5,403
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		6,000	6,587
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		1,200	1,227
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		9,210	9,765
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		5,750	6,727
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		10,000	10,600
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/26		4,080	4,357
	Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/28		1,210	1,247
	Florida Board of Education Public Education Revenue	5.000%	6/1/23		1,500	1,702
	Florida Board of Governors University System Improvement Revenue	5.000%	7/1/21		1,040	1,106
	Florida Board of Governors University System Improvement Revenue	5.000%	7/1/22		2,080	2,287
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		4,849	5,670
	Florida Department of Management Services COP	5.000%	11/1/25		24,910	30,182
	Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/20		1,240	1,270
	Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/21		3,025	3,208
	Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/23		1,535	1,733
	Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/25		1,775	2,117
	Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/26		3,860	4,712
	Florida Department of Transportation GO	5.000%	7/1/25		1,000	1,064
4	Florida Development Finance Corp. Healthcare Facilities Revenue (Shands Jacksonville Medical Center Obligated Group) TOB VRDO	1.170%	11/7/19	LOC	20,275	20,275
	Florida Governmental Utility Authority Revenue	4.000%	10/1/21	(4)	375	395
	Florida Governmental Utility Authority Revenue	5.000%	10/1/22	(4)	575	636
	Florida Governmental Utility Authority Revenue	5.000%	10/1/23	(4)	300	342
	Florida Governmental Utility Authority Revenue	5.000%	10/1/24	(4)	1,160	1,355
	Florida Governmental Utility Authority Revenue	5.000%	10/1/24	(4)	700	824
	Florida Governmental Utility Authority Revenue	5.000%	10/1/25	(4)	750	902
	Florida Governmental Utility Authority Revenue	5.000%	10/1/25	(4)	775	935
	Florida Governmental Utility Authority Revenue	5.000%	10/1/26	(4)	750	917
	Florida Governmental Utility Authority Revenue	5.000%	10/1/26	(4)	1,000	1,232
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/21		225	239
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/23		310	347
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/25		475	553
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/26		750	884
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/27		650	776
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	4.000%	3/1/21		150	155
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	4.000%	3/1/22		115	122
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/23		185	206
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/24		115	131
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/25		250	292
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/26		275	328
	Florida Municipal Power Agency Revenue	5.000%	10/1/20		500	517
	Florida Municipal Power Agency Revenue	5.000%	10/1/21		990	1,061

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Florida Municipal Power Agency Revenue	5.000%	10/1/21		7,265	7,783
	Florida Municipal Power Agency Revenue	5.000%	10/1/22		1,600	1,772
	Florida Municipal Power Agency Revenue	5.000%	10/1/22		8,420	9,324
	Florida Municipal Power Agency Revenue	5.000%	10/1/23		9,000	10,284
	Florida Municipal Power Agency Revenue	5.000%	10/1/25		4,160	5,008
	Florida Municipal Power Agency Revenue	5.000%	10/1/26		5,690	6,992
	Florida Turnpike Authority Revenue	5.000%	7/1/21		4,195	4,462
	Florida Turnpike Authority Revenue	5.000%	7/1/22		8,595	9,460
	Florida Turnpike Authority Revenue	5.000%	7/1/22		3,220	3,544
	Gainesville FL Utilities System Revenue	5.000%	10/1/23		2,680	3,067
	Gainesville FL Utilities System Revenue	5.000%	10/1/24		3,035	3,573
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22		575	637
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24		940	1,103
	Halifax FL Hospital Medical Center Revenue	5.000%	6/1/26		2,685	3,138
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20		1,530	1,560
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21		2,390	2,513
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21		350	368
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22		1,125	1,218
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23		775	862
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24		1,115	1,272
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25		1,895	2,213
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	(ETM)	5	5
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	(ETM)	2,995	2,998
	Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21		8,855	9,520
	Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/25		2,270	2,742
	Hillsborough County FL School Board COP	5.000%	7/1/22		815	895
	Hillsborough County FL School Board COP	5.000%	7/1/22		9,650	10,592
	Hillsborough County FL School Board COP	5.000%	7/1/23		890	1,008
	Hillsborough County FL School Board COP	5.000%	7/1/23		8,600	9,742
	Hillsborough County FL School Board COP	5.000%	7/1/24		975	1,138
	Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20	(4)	2,430	2,513
	Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21	(4)	1,835	1,966
	Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22	(4)	1,690	1,871
	Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20		1,570	1,589
	Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21		2,250	2,360
	Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22		2,865	3,094
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,655	1,707
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		2,950	3,043
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	1,710	1,928
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	2,280	2,570
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	515	581
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	(ETM)	4,000	4,718
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	(ETM)	27,220	32,981
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20		1,500	1,504
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22	(ETM)	1,485	1,647
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,500	1,703
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		500	568
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/24		2,750	3,210
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/25		4,130	4,949
1,4	Jacksonville FL Electric System Revenue TOB, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	11/7/19		46,680	46,680
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/23		1,690	1,922
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20		810	838
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21		735	786
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22		770	849
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/23		1,645	1,863
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/24		1,750	2,030
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/25		1,665	1,970
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22		1,250	1,381
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25		1,590	1,912
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	(4)	1,000	1,107
	Jacksonville FL Special Revenue	5.000%	10/1/21		1,750	1,875
	Jacksonville FL Special Revenue	5.000%	10/1/21		760	814
	Jacksonville FL Special Revenue	5.000%	10/1/22		1,660	1,840
	Jacksonville FL Special Revenue	5.000%	10/1/22		1,055	1,170
	Jacksonville FL Special Revenue	5.000%	10/1/23		1,500	1,714
	Jacksonville FL Special Revenue	5.000%	10/1/23		2,460	2,811
	Jacksonville FL Special Revenue	5.000%	10/1/24		2,300	2,693
	Jacksonville FL Special Revenue	5.000%	10/1/26		1,120	1,374
	Jacksonville FL Transportation Revenue	5.000%	10/1/28		8,425	9,241

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/20		300	310
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/22		200	221
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/24		300	352
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/25		380	457
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/26		570	698
	Lakeland FL Energy System Revenue	5.000%	10/1/22		5,040	5,584
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21		365	390
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22		500	551
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23		1,250	1,416
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25		1,945	2,313
	Lee County FL School Board COP	5.000%	8/1/20		2,540	2,610
	Lee County FL School Board COP	5.000%	8/1/21		2,005	2,135
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/25		3,250	3,832
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/26		1,000	1,205
	Lee Memorial Health System Florida Hospital Revenue PUT	5.000%	4/1/26		21,000	24,884
	Manatee County FL School District Revenue	5.000%	10/1/21	(4)	1,050	1,126
	Manatee County FL School District Revenue	5.000%	10/1/22	(4)	1,500	1,668
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	(ETM)	875	908
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	(ETM)	2,720	2,923
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	(ETM)	1,575	1,749
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	(ETM)	500	573
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19		1,650	1,652
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		400	414
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/25		150	160
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/26		500	577
	Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24		1,250	1,438
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/21		1,125	1,203
	Miami Beach FL Resort Tax Revenue	4.000%	9/1/22		1,025	1,104
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/24		1,705	2,003
	Miami Beach FL Stormwater Revenue	5.000%	9/1/22		1,035	1,144
	Miami Beach FL Stormwater Revenue	5.000%	9/1/23		1,000	1,141
	Miami Beach FL Stormwater Revenue	5.000%	9/1/24		1,420	1,668
	Miami Beach FL Stormwater Revenue	5.000%	9/1/25		1,690	2,038
	Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20		400	409
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21		350	374
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22		305	337
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23		375	428
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24		350	411
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25		790	952
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/21	(4)	1,060	1,106
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/22	(4)	1,115	1,200
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/24	(4)	2,460	2,802
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/25	(4)	2,590	3,030
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/26	(4)	1,360	1,631
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21	(4)	1,445	1,496
4	Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	1.270%	11/7/19		15,690	15,690
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		3,595	3,681
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		1,500	1,536
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		1,000	1,060
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		3,290	3,487
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22		1,265	1,380
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		1,170	1,314
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		425	491
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		3,425	3,749
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		1,105	1,274
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26		3,115	3,575
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,000	1,092
	Miami-Dade County FL GO	5.000%	7/1/22		10,260	11,290
	Miami-Dade County FL GO	5.000%	7/1/24		3,200	3,747
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20		2,180	2,224
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21		1,300	1,384
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22		1,435	1,570
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23		1,000	1,126
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/24		1,920	2,160
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21		840	852
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22		985	1,018
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/25		1,015	1,078
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	4.000%	6/1/22		1,155	1,234
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/23		2,270	2,561
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/24		2,180	2,533
	Miami-Dade County FL School Board COP	5.000%	2/1/23		11,735	13,118

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL School Board COP	5.000%	2/1/25		635	752
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20		1,250	1,290
Miami-Dade County FL Seaport Revenue	5.000%	10/1/23		435	489
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23		9,340	10,519
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26		3,660	4,471
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/25		1,000	1,093
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25		3,865	4,675
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	(4)	500	535
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	(4)	485	535
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	(4)	625	712
North Brevard County FL Hospital District Revenue	5.000%	1/1/20		1,100	1,106
North Brevard County FL Hospital District Revenue	5.000%	1/1/21		1,535	1,593
North Brevard County FL Hospital District Revenue	5.000%	1/1/23		2,115	2,320
North Brevard County FL Hospital District Revenue	5.000%	1/1/24		2,015	2,264
Okeechobee County FL Solid Waste Disposal Revenue (Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21		1,100	1,098
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/20		5,000	5,171
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/21		4,000	4,286
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/22		7,000	7,749
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23		9,860	11,263
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/24		6,000	7,057
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/25		13,585	16,381
Orange County FL Tourist Development Revenue	5.000%	10/1/20		2,525	2,612
Orange County FL Tourist Development Revenue	5.000%	10/1/25		4,575	5,537
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/25	(4)	1,210	1,367
Orlando FL Capital Improvement Revenue	5.000%	10/1/22		4,200	4,664
Orlando FL Capital Improvement Revenue	5.000%	10/1/22		1,040	1,155
Orlando FL Capital Improvement Revenue	5.000%	10/1/23		1,545	1,771
Orlando FL Capital Improvement Revenue	5.000%	10/1/23		1,090	1,250
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22	(4)	1,500	1,662
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23	(4)	1,260	1,437
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24	(4)	1,010	1,186
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25	(4)	1,630	1,967
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20		12,175	12,594
Palm Bay FL GO	5.000%	7/1/21	(4)	830	882
Palm Bay FL GO	5.000%	7/1/22	(4)	870	956
Palm Bay FL GO	5.000%	7/1/23	(4)	915	1,038
Palm Bay FL GO	5.000%	7/1/24	(4)	1,920	2,237
Palm Bay FL GO	5.000%	7/1/25	(4)	2,015	2,408
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23		500	567
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/24		800	933
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/25		350	418
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/26		455	554
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	(ETM)	1,000	1,002
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	(ETM)	900	936
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	(ETM)	1,165	1,254
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue (ACTS Retirement - Life Communities Inc. Obligated Group)	5.000%	11/15/22		1,000	1,087
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19		2,740	2,740
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20		1,500	1,548
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21		1,330	1,415
Palm Beach County FL Public Improvement Revenue	5.000%	6/1/25		1,000	1,096
Palm Beach County FL School Board COP	5.000%	8/1/21		1,845	1,964
Palm Beach County FL School Board COP	5.000%	8/1/21		1,705	1,815
Palm Beach County FL School Board COP	5.000%	8/1/22		2,000	2,205
Palm Beach County FL School Board COP	5.000%	8/1/22		750	827
Palm Beach County FL School Board COP	5.000%	8/1/23		2,025	2,305
Palm Beach County FL School Board COP	5.000%	8/1/23		1,885	2,145
Palm Beach County FL School Board COP	5.000%	8/1/23		1,500	1,707
Palm Beach County FL School Board COP	5.000%	8/1/24		13,680	16,028
Palm Beach County FL School Board COP	5.000%	8/1/24		1,600	1,875
Palm Beach County FL School Board COP	5.000%	8/1/25		2,000	2,410
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/25		1,620	1,935
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/26		1,000	1,190
Pasco County FL School Board COP	5.000%	8/1/23	(15)	145	164
Pasco County FL School Board COP	5.000%	8/1/24	(15)	200	233
Pasco County FL School Board COP	5.000%	8/1/25	(15)	250	299

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20		1,000	1,001
	Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21		1,000	1,003
	Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22		1,265	1,268
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23		2,245	2,271
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24		1,580	1,601
	Port St. Lucie FL Utility Revenue	4.000%	9/1/21		240	252
	Port St. Lucie FL Utility Revenue	5.000%	9/1/22		925	1,018
	Port St. Lucie FL Utility Revenue	5.000%	9/1/23		580	658
	Reedy Creek FL Improvement District GO	5.000%	6/1/20		1,000	1,022
	Reedy Creek FL Improvement District GO	5.000%	6/1/20		1,000	1,022
	Reedy Creek FL Improvement District GO	5.000%	6/1/21		730	773
	Reedy Creek FL Improvement District GO	5.000%	6/1/22		1,695	1,859
	Reedy Creek FL Improvement District GO	5.000%	6/1/23		1,250	1,414
	Reedy Creek FL Improvement District GO	5.000%	6/1/23		3,490	3,949
	Reedy Creek FL Improvement District GO	5.000%	6/1/24		2,530	2,946
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21		1,760	1,817
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22		1,125	1,191
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23		1,865	2,019
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24		2,030	2,244
	Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21		1,530	1,641
	South Florida Water Management District COP	5.000%	10/1/21		1,765	1,893
	South Florida Water Management District COP	5.000%	10/1/22		2,100	2,327
	South Florida Water Management District COP	5.000%	10/1/23		3,080	3,523
4	South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group) TOB VRDO	1.220%	11/7/19		16,625	16,625
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20		1,125	1,158
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		1,250	1,332
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		1,120	1,232
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23		2,200	2,495
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/24		2,500	2,915
4	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group) TOB VRDO	1.220%	11/7/19		3,750	3,750
	Sunrise FL Utility System Revenue	5.200%	10/1/20	(Prere.)	3,575	3,703
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/20		2,830	2,919
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/20		1,185	1,222
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/21		2,090	2,234
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/21		1,500	1,604
	Tallahassee FL Energy System Revenue	5.000%	10/1/23		475	544
	Tallahassee FL Energy System Revenue	5.000%	10/1/24		525	619
	Tallahassee FL Energy System Revenue	5.000%	10/1/25		1,085	1,314
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22		1,535	1,688
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23		525	592
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20		1,650	1,699
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21		655	698
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22		1,190	1,307
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24		1,100	1,276
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25		2,000	2,383
	Tampa FL Hospital Revenue	4.000%	7/1/20		1,100	1,119
	Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23		1,675	1,882
4	Tampa-Hillsborough County FL Expressway Authority Revenue TOB VRDO	1.180%	11/7/19		14,760	14,760
	Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20		1,825	1,889
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22		3,510	3,793
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23		830	943
	Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21		1,485	1,571
	Volusia County FL School Board COP	5.000%	8/1/21	(15)	525	559
	Volusia County FL School Board COP	5.000%	8/1/22	(15)	840	927
						992,043
Georgia (2.7%)
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/25		2,460	2,829
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/25		3,405	3,426
	Atlanta GA Airport Revenue	5.000%	1/1/20		1,205	1,212
	Atlanta GA Airport Revenue	5.000%	1/1/21		750	783
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/19		1,100	1,103
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/20		1,000	1,037
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21		1,150	1,232
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22		1,000	1,102

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,000	1,134
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,048
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,035	2,188
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,645	2,942
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,615	2,998
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/22	12,295	13,619
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/23	7,800	8,910
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/24	8,190	9,624
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/25	8,600	10,375
	Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,650	2,669
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/22	500	548
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/23	625	705
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/24	660	766
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/25	860	1,021
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/23	500	564
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/24	345	400
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/26	590	717
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21	28,470	28,898
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,007
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,600	1,612
	Cherokee County GA Board of Education GO	5.000%	2/1/21	400	419
	Cherokee County GA Board of Education GO	5.000%	8/1/22	3,090	3,409
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	355
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/22	500	541
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/23	400	445
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	500	571
5	Columbia County GA Water & Sewer Revenue	5.000%	6/1/23	965	1,076
5	Columbia County GA Water & Sewer Revenue	5.000%	6/1/26	840	1,013
5	Columbus GA Medical Center Hospital Authority Revenue (Piedmont Healthcare Inc. Project) PUT	5.000%	7/1/26	25,000	29,912
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/20	335	343
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21	400	424
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	943
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	1,001
	Dalton GA Combined Utilities Revenue	5.000%	3/1/23	1,015	1,128
	Dalton GA Combined Utilities Revenue	5.000%	3/1/24	1,000	1,142
	Dalton GA Combined Utilities Revenue	5.000%	3/1/25	550	643
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,544
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,012
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,261
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	5.000%	7/1/25	2,000	2,394
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	5.000%	7/1/26	1,000	1,224
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,270	1,314
	Douglas County GA GO	5.000%	4/1/21	1,500	1,581
	Douglas County GA GO	5.000%	4/1/22	800	873
5	Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.) PUT	5.000%	7/1/24	2,250	2,577
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22	405	438
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23	345	384
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24	500	571
5	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	3.000%	4/1/24	1,000	1,001
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21	1,925	1,954
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22	1,335	1,398
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23	1,990	2,115
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24	2,185	2,352
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21	1,000	1,045

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21		700	733
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22		560	606
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23		500	558
1	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project) PUT, SIFMA Municipal Swap Index Yield + 0.950%	2.070%	2/18/20		18,725	18,728
4	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project) TOB VRDO	1.270%	11/7/19		5,900	5,900
	Georgia GO	5.000%	2/1/23		2,760	3,099
	Georgia GO	5.000%	7/1/24		6,000	7,043
	Georgia GO	5.000%	2/1/26		5,755	6,453
	Georgia GO	5.000%	7/1/26		18,235	22,600
	Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44		1,445	1,505
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20		750	754
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20		5,730	5,763
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/21	(15)	2,665	2,775
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		10,075	10,836
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/23		400	443
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24		3,750	4,267
	Georgia Municipal Gas Authority Revenue	5.000%	10/1/20		3,685	3,810
	Georgia Municipal Gas Authority Revenue	5.000%	10/1/22		4,510	4,981
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/21		16,405	17,385
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/22		650	713
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/23		540	611
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/24		515	599
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/25		540	646
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/21		5,125	5,431
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/21		2,500	2,649
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/22		2,500	2,729
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/26		2,530	2,952
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	4.000%	4/1/22		375	397
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23		370	412
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24		530	606
	Gwinnett County GA School District GO	5.000%	2/1/20		1,000	1,009
	Gwinnett County GA Water & Sewerage Authority Revenue	5.000%	8/1/25		12,225	14,774
	Gwinnett County GA Water & Sewerage Authority Revenue	5.000%	8/1/26		11,940	14,793
	Jackson County GA School District GO	5.000%	3/1/26		1,000	1,222
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22		300	325
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23		325	362
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24		450	514
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/20		740	753
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		3,545	3,705
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/21		1,255	1,344
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/22		500	541
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/23		750	832
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23		4,555	5,197
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/24		1,000	1,136
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/24		5,000	5,867
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/25		2,500	2,898
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		104,715	113,202
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		500	543
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		35,265	39,566
1	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, 67% of 1M USD LIBOR + 0.830%	2.191%	12/1/23		66,500	66,489
	Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company Plant Scherer Project) PUT	2.050%	11/19/21		1,625	1,637
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/19		620	620
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		42,560	42,804
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		2,430	2,444
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		2,150	2,239
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		5,550	5,780
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		4,985	5,192
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21		500	522
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21		175	183
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22		9,300	10,001

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	3,990
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,880	3,193
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	4,685	5,194
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,257
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	1,715	1,774
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	1,230	1,404
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	3,830	4,480
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,450	2,849
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	680	811
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	3,765	4,489
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,528
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/25	425	494
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/26	500	592
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/27	550	662
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/23	175	193
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/24	250	283
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/25	365	422
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/26	600	708
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/27	660	791
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,235	7,535
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/24	3,180	3,618
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,165	1,204
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,631
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,171
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/24	1,060	1,248
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/25	2,000	2,419
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/26	1,220	1,508
1	Private Colleges & University Authority of Georgia Revenue (Emory University) PUT, SIFMA Municipal Swap Index Yield + 0.420%	1.540%	8/16/22	25,000	25,047
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21	1,000	1,041
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22	1,200	1,293
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23	1,185	1,317
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24	1,035	1,184
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/21	1,550	1,650
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/22	1,000	1,096
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/23	1,080	1,219
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/24	1,490	1,732
	Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/23	325	371
	Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/24	300	352
	Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/25	600	721
	Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/26	300	368
					772,189
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	1/1/22	570	606
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	500	500
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/20	390	392
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	2,845	2,938
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,700	1,805
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	2,185	2,375
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	3,300	3,508
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	1,835	2,038
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/25	990	1,050
	Guam Government Business Privilege Tax Revenue	5.000%	12/1/26	750	880
	Guam Government Limited Obligation Revenue	5.000%	12/1/19	750	752
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,021
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	643
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	614
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,469
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	575	639
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	1,500	1,668
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24	500	569
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/25	500	582
	Guam Power Authority Revenue	5.000%	10/1/20	520	534
	Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,108
	Guam Power Authority Revenue	5.000%	10/1/24	2,145	2,425
	Guam Power Authority Revenue	5.000%	10/1/25	1,480	1,704
					29,820

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Hawaii (1.1%)
	Hawaii County HI GO	5.000%	9/1/23		1,200	1,371
	Hawaii County HI GO	5.000%	9/1/23		1,785	2,039
	Hawaii County HI GO	5.000%	9/1/23		1,395	1,593
1	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	5/28/20		4,195	4,195
1	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	5/28/20		2,165	2,165
	Hawaii GO	5.000%	12/1/19		5,000	5,014
	Hawaii GO	5.000%	8/1/21		7,630	8,132
	Hawaii GO	5.000%	8/1/21		7,260	7,738
	Hawaii GO	5.000%	12/1/21	(Prere.)	6,250	6,738
	Hawaii GO	5.000%	12/1/21	(Prere.)	3,230	3,486
	Hawaii GO	5.000%	12/1/21	(Prere.)	13,045	14,077
	Hawaii GO	5.000%	8/1/22		6,000	6,622
	Hawaii GO	5.000%	8/1/22		2,645	2,919
	Hawaii GO	5.000%	10/1/22		9,055	10,049
	Hawaii GO	5.000%	10/1/22		7,040	7,813
	Hawaii GO	5.000%	10/1/22		2,715	3,013
	Hawaii GO	5.000%	4/1/23		9,940	11,212
	Hawaii GO	4.000%	5/1/23		2,080	2,282
	Hawaii GO	5.000%	8/1/23	(Prere.)	1,275	1,455
	Hawaii GO	5.000%	10/1/23		3,670	4,206
	Hawaii GO	5.000%	10/1/23		3,005	3,444
	Hawaii GO	5.000%	1/1/24		2,870	3,313
	Hawaii GO	5.000%	4/1/24		13,610	15,830
	Hawaii GO	4.000%	5/1/24		3,985	4,473
	Hawaii GO	5.000%	5/1/24		13,040	15,205
	Hawaii GO	5.000%	8/1/24		7,445	8,482
	Hawaii GO	5.000%	10/1/24		6,580	7,767
	Hawaii GO	5.000%	8/1/25		2,235	2,545
	Hawaii GO	5.000%	8/1/28		7,000	7,958
	Hawaii Highway Revenue	5.000%	1/1/20		1,045	1,051
	Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	3,150	3,360
	Honolulu HI City & County GO	5.000%	10/1/21		1,645	1,764
	Honolulu HI City & County GO	5.000%	10/1/21		2,290	2,456
	Honolulu HI City & County GO	5.000%	10/1/21		3,685	3,953
	Honolulu HI City & County GO	5.000%	9/1/23		1,885	2,155
	Honolulu HI City & County GO	5.000%	9/1/24		2,925	3,444
	Honolulu HI City & County GO	5.000%	9/1/25		1,815	2,195
	Honolulu HI City & County GO PUT	5.000%	9/1/23		5,975	6,773
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,470	9,589
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,475	9,592
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,470	9,580
	Honolulu HI City & County GO PUT	5.000%	9/1/23		6,970	7,873
	Honolulu HI City & County GO PUT	5.000%	9/1/23		3,725	4,202
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	9/1/20		5,500	5,500
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	9/1/20		7,500	7,500
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.310%	1.430%	9/1/20		12,500	12,501
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		10,625	10,626
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		11,500	11,501
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		11,250	11,251
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/20		7,500	7,500
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/23		1,500	1,609
						311,111
Idaho (0.1%)
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/22		525	567
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/23		675	746
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/24		760	859
	Canyon County ID School District No. 139 (Vallivue) GO	5.000%	9/15/25		650	785
	Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/23		900	1,028
	Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/24		850	1,001
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/23		1,000	1,113
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/24		1,350	1,544
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/25		4,355	5,111
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20		5,000	5,201
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21		2,000	2,151
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22		2,000	2,222
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23		4,420	5,063

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Idaho Housing & Finance Association RAN	5.000%	7/15/23		2,820	3,187
	Idaho Housing & Finance Association RAN	5.000%	7/15/24		2,060	2,394
						32,972
Illinois (6.6%)
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/25		665	752
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/26		615	708
	Chicago Board of Education GO	0.000%	12/1/22	(14)	535	496
	Chicago IL Board of Education GO	5.000%	12/1/19	(14)	775	777
	Chicago IL Board of Education GO	5.000%	12/1/19		1,540	1,543
	Chicago IL Board of Education GO	5.000%	12/1/19		7,000	7,015
	Chicago IL Board of Education GO	5.000%	12/1/19		500	501
	Chicago IL Board of Education GO	5.250%	12/1/19	(14)(3)	1,835	1,840
	Chicago IL Board of Education GO	5.000%	12/1/20		500	516
	Chicago IL Board of Education GO	5.000%	12/1/20		7,825	8,072
	Chicago IL Board of Education GO	5.250%	12/1/20	(14)(3)	1,750	1,817
	Chicago IL Board of Education GO	0.000%	12/1/21	(14)	485	461
	Chicago IL Board of Education GO	5.000%	12/1/21		1,635	1,683
	Chicago IL Board of Education GO	5.000%	12/1/21		13,860	14,644
	Chicago IL Board of Education GO	5.000%	12/1/21		3,395	3,587
	Chicago IL Board of Education GO	0.000%	12/1/22	(13)(3)	3,855	3,641
	Chicago IL Board of Education GO	5.000%	12/1/22		790	853
	Chicago IL Board of Education GO	5.000%	12/1/22		7,000	7,557
	Chicago IL Board of Education GO	5.000%	12/1/22		3,000	3,239
	Chicago IL Board of Education GO	5.000%	12/1/22		535	578
	Chicago IL Board of Education GO	0.000%	12/1/23	(14)	3,125	2,823
	Chicago IL Board of Education GO	5.000%	12/1/23		1,085	1,193
	Chicago IL Board of Education GO	5.000%	12/1/23		2,950	3,245
	Chicago IL Board of Education GO	5.000%	12/1/23		9,590	10,548
	Chicago IL Board of Education GO	5.500%	12/1/23	(2)	100	112
	Chicago IL Board of Education GO	0.000%	12/1/24	(14)	1,165	1,024
	Chicago IL Board of Education GO	0.000%	12/1/24	(14)	1,370	1,205
	Chicago IL Board of Education GO	5.000%	12/1/24		1,150	1,285
	Chicago IL Board of Education GO	5.000%	12/1/24		1,000	1,117
	Chicago IL Board of Education GO	5.000%	12/1/24		3,055	3,413
	Chicago IL Board of Education GO	5.000%	12/1/24		10,000	11,171
	Chicago IL Board of Education GO	5.000%	12/1/24	(4)	5,600	6,375
	Chicago IL Board of Education GO	5.000%	12/1/24		8,500	9,495
	Chicago IL Board of Education GO	0.000%	12/1/25	(14)	2,615	2,232
	Chicago IL Board of Education GO	0.000%	12/1/25	(14)	2,475	2,113
	Chicago IL Board of Education GO	5.000%	12/1/25		2,500	2,832
	Chicago IL Board of Education GO	5.000%	12/1/25	(4)	4,500	5,229
	Chicago IL Board of Education GO	0.000%	12/1/26		9,205	7,477
	Chicago IL Board of Education GO	5.000%	12/1/26		2,125	2,441
	Chicago IL Board of Education GO	7.000%	12/1/26		10,000	12,498
4	Chicago IL Board of Education GO TOB VRDO	1.380%	11/1/19	LOC	32,000	32,000
	Chicago IL GO	5.000%	12/1/19		1,505	1,508
	Chicago IL GO	4.000%	1/1/20		120	120
	Chicago IL GO	5.000%	1/1/20		100	100
	Chicago IL GO	5.000%	1/1/20		150	151
	Chicago IL GO	5.000%	1/1/20		500	502
	Chicago IL GO	4.000%	1/1/21		1,250	1,255
	Chicago IL GO	5.000%	1/1/21	(ETM)	145	151
	Chicago IL GO	5.000%	1/1/21	(ETM)	195	203
	Chicago IL GO	5.000%	1/1/21	(ETM)	1,685	1,757
	Chicago IL GO	5.000%	12/1/21		500	517
	Chicago IL GO	5.000%	1/1/22		15,725	16,556
	Chicago IL GO	4.000%	1/1/23		100	103
	Chicago IL GO	5.000%	1/1/23		18,500	19,894
	Chicago IL GO	5.000%	1/1/23		770	828
	Chicago IL GO	0.000%	1/1/24	(14)	1,000	904
	Chicago IL GO	5.000%	1/1/24		5,675	6,231
	Chicago IL GO	5.000%	1/1/25		450	474
	Chicago IL GO	5.000%	1/1/25		12,420	13,885
	Chicago IL GO	0.000%	1/1/26		300	250
	Chicago IL GO	5.000%	1/1/26		2,750	3,086
	Chicago IL GO	5.000%	1/1/26		160	180
	Chicago IL GO	5.000%	1/1/26		345	380
	Chicago IL GO	5.000%	1/1/27	(4)	2,145	2,159
	Chicago IL Housing Authority Revenue	5.000%	1/1/23		1,710	1,893
	Chicago IL Housing Authority Revenue	5.000%	1/1/24		1,450	1,646
	Chicago IL Housing Authority Revenue	5.000%	1/1/25		4,320	5,028

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21		4,470	4,808
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21		5,105	5,491
	Chicago IL Midway Airport Revenue	5.000%	1/1/20		2,075	2,087
	Chicago IL Midway Airport Revenue	5.000%	1/1/25		8,000	9,151
	Chicago IL Midway Airport Revenue	5.000%	1/1/27		1,065	1,216
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21		700	719
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20		16,500	16,597
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20		4,000	4,024
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		4,175	4,354
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		500	521
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		3,650	3,806
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		600	626
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		9,700	10,463
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,125	1,214
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,600	1,726
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		700	755
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,440	1,553
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		7,000	7,788
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,100	1,224
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,010	1,124
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,930	2,147
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		2,270	2,526
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		750	834
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,195	1,330
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		2,445	2,803
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		4,410	5,056
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		1,575	1,806
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		2,385	2,734
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		1,400	1,605
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		750	882
4	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.320%	11/7/19	LOC	12,100	12,100
	Chicago IL Park District GO	5.000%	1/1/22		400	426
	Chicago IL Park District GO	5.000%	1/1/22		1,000	1,065
	Chicago IL Park District GO	5.000%	1/1/22		125	133
	Chicago IL Park District GO	4.500%	1/1/23		200	203
	Chicago IL Park District GO	5.000%	1/1/23		400	438
	Chicago IL Park District GO	5.000%	1/1/23		1,265	1,385
	Chicago IL Park District GO	5.000%	1/1/23		790	842
	Chicago IL Park District GO	5.000%	1/1/23		500	547
	Chicago IL Park District GO	5.000%	1/1/24		550	618
	Chicago IL Park District GO	5.000%	1/1/25		315	354
	Chicago IL Park District GO	5.000%	11/15/25		715	832
	Chicago IL Park District GO	5.000%	1/1/26		325	346
	Chicago IL Park District GO	5.000%	1/1/26		500	583
	Chicago IL Park District GO	5.000%	11/15/26		750	888
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20		1,195	1,201
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21		2,920	3,027
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20		1,250	1,274
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,840	1,937
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,180	1,242
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		3,090	3,343
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		2,500	2,707
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23		9,205	10,237
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23		5,000	5,560
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24		5,065	5,780
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24		1,250	1,426
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25		4,185	4,892
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25		1,500	1,753
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25		2,625	3,065
4	Chicago IL Transit Authority Revenue TOB VRDO	1.240%	11/7/19		13,400	13,400
4	Chicago IL Transit Authority Revenue TOB VRDO	1.320%	11/7/19		3,600	3,600
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/22		9,820	10,530
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/23		1,280	1,379
	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/20	(14)	525	528
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		2,000	2,081
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		2,815	3,019
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,350	2,595
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		1,310	1,447
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,300	2,540
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24		1,125	1,274
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24		2,700	3,058

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,156
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	4,105
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	2,325	2,688
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	390	439
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,201
	Chicago IL Water Revenue	5.000%	11/1/21	2,090	2,161
	Chicago IL Water Revenue	5.000%	11/1/22	500	550
	Chicago IL Water Revenue	5.000%	11/1/26	1,000	1,090
	Chicago IL Waterworks Revenue	5.000%	11/1/19	750	750
	Chicago IL Waterworks Revenue	5.000%	11/1/19	475	475
	Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,587
	Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,693
	Chicago IL Waterworks Revenue	5.000%	11/1/22	695	764
	Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,279
	Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,587
	Chicago IL Waterworks Revenue	5.000%	11/1/24	1,725	1,996
	Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	14,741
	Chicago IL Waterworks Revenue	5.000%	11/1/26	11,825	14,141
	Cook County IL Community Consolidated School District No. 62 (Des Plaines) GO	5.000%	12/1/23	3,810	4,356
	Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,586
	Cook County IL GO	5.000%	11/15/19	1,500	1,502
	Cook County IL GO	5.000%	11/15/19	215	215
	Cook County IL GO	5.000%	11/15/19	1,000	1,001
	Cook County IL GO	5.000%	11/15/19	1,875	1,877
	Cook County IL GO	5.000%	11/15/20	2,125	2,201
	Cook County IL GO	5.000%	11/15/20	500	518
	Cook County IL GO	5.000%	11/15/21	500	533
	Cook County IL GO	5.000%	11/15/22	280	307
	Cook County IL GO	5.250%	11/15/24	5,000	5,343
	Cook County IL GO	5.000%	11/15/25	1,400	1,449
	Cook County IL GO	5.250%	11/15/25	4,500	4,804
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19	2,380	2,385
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20	2,475	2,548
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21	2,575	2,714
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22	2,680	2,886
	Elk Grove Village IL GO	3.000%	1/1/23	500	525
	Elk Grove Village IL GO	3.000%	1/1/24	550	583
	Elk Grove Village IL GO	3.000%	1/1/25	560	600
	Illinois Development Finance Authority Revenue (St. Vincent de Paul Center) PUT	2.450%	3/3/26	2,000	2,064
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	6,000	6,005
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.800%	2/13/20	600	601
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,016
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,129
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,100
	Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22	1,565	1,569
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	5,892
1	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20	5,750	5,750
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/22	700	771
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/23	750	852
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/24	1,330	1,548
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	3,023
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21	750	784
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23	1,000	1,114
	Illinois Finance Authority Revenue (Carle Foundation)	5.375%	8/15/26	1,000	1,063
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,030
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	515
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,041
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21	380	406
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24	250	291
	Illinois Finance Authority Revenue (Downers Grove Community High School)	4.000%	12/15/21	2,000	2,114
	Illinois Finance Authority Revenue (Downers Grove Community High School)	4.000%	12/15/22	1,000	1,084
	Illinois Finance Authority Revenue (Downers Grove Community High School)	5.000%	12/15/23	900	1,034
	Illinois Finance Authority Revenue (Downers Grove Community High School)	5.000%	12/15/24	685	810
	Illinois Finance Authority Revenue (Downers Grove Community High School)	5.000%	12/15/25	1,000	1,211
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/21	375	389
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/22	350	374
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/23	500	548
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/24	565	636
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22	835	843
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,329

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/21		5,510	5,864
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/26		680	808
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/24		800	920
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/25		3,350	3,953
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/26		2,400	2,898
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22		5,380	5,926
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/25		1,730	2,054
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/20		1,035	1,059
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/22		2,380	2,599
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/24		1,395	1,611
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/20		1,000	1,026
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22		1,250	1,374
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/23		1,000	1,134
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/24		3,250	3,793
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/25		4,500	5,393
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22		21,000	23,299
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20		875	892
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20		3,560	3,693
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21		375	396
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21		180	190
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21		1,100	1,178
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		2,605	2,831
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		875	951
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22		1,585	1,749
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		500	559
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/24		1,650	1,896
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/25		7,570	8,909
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26		1,120	1,212
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26		4,315	5,182
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21		1,200	1,258
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22		1,600	1,725
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23		1,400	1,549
1	Illinois Finance Authority Revenue (Presbyterian Homes) PUT, 70% of 1M USD LIBOR + 1.350%	2.772%	5/1/21		2,500	2,505
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21		3,055	3,200
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22		4,000	4,341
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23		5,000	5,601
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.000%	7/1/20		1,000	1,022
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19		500	501
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20		1,000	1,038
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21		1,000	1,074
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22		1,000	1,108
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22		1,000	1,084
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20	(Prere.)	1,160	1,175
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22		900	970
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/24		2,410	2,747
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/25		595	696
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/21		700	737
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/22		1,000	1,083
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/23		1,500	1,665
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22		1,200	1,322
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23		1,100	1,249
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20		7,000	7,240
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		1,000	1,071
	Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/25		100	118
	Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/26		225	271
	Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20		6,145	6,155
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	4.000%	2/15/22		845	884
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	4.000%	2/15/24		1,675	1,806
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	5.000%	2/15/25		875	998
	Illinois GO	5.000%	11/1/19		10,000	10,000
	Illinois GO	5.000%	11/1/19		79,280	79,280
	Illinois GO	5.000%	1/1/20		1,500	1,507
	Illinois GO	5.000%	1/1/20		2,750	2,763
	Illinois GO	5.000%	2/1/20		4,855	4,890
	Illinois GO	5.000%	2/1/20		5,690	5,731
	Illinois GO	5.000%	3/1/20		10,690	10,794
	Illinois GO	5.000%	4/1/20		2,025	2,050
	Illinois GO	5.000%	5/1/20		24,500	24,860

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	5/1/20		2,245	2,278
Illinois GO	5.000%	7/1/20		12,500	12,745
Illinois GO	5.000%	8/1/20		1,260	1,288
Illinois GO	5.000%	8/1/20	(4)	6,500	6,668
Illinois GO	4.000%	9/1/20		1,520	1,544
Illinois GO	5.000%	11/1/20		82,330	84,669
Illinois GO	5.000%	1/1/21	(4)	8,425	8,472
Illinois GO	5.000%	2/1/21		4,325	4,481
Illinois GO	5.000%	2/1/21		15,000	15,541
Illinois GO	5.000%	4/1/21		8,600	8,951
Illinois GO	5.000%	4/1/21		3,390	3,529
Illinois GO	5.000%	5/1/21		12,000	12,519
Illinois GO	5.000%	6/1/21		200	209
Illinois GO	5.000%	10/1/21		10,210	10,771
Illinois GO	5.000%	10/1/21		7,940	8,376
Illinois GO	5.000%	11/1/21		27,235	28,781
Illinois GO	5.000%	12/1/21		8,375	8,872
Illinois GO	5.000%	1/1/22		100	100
Illinois GO	5.000%	2/1/22		2,000	2,123
Illinois GO	5.000%	7/1/22		4,325	4,639
Illinois GO	5.000%	8/1/22		8,420	9,049
Illinois GO	5.000%	10/1/22		4,250	4,586
Illinois GO	5.000%	10/1/22		19,930	21,505
Illinois GO	5.000%	11/1/22		8,200	8,866
Illinois GO	5.000%	11/1/22		33,260	35,980
Illinois GO	5.000%	1/1/23		19,200	20,773
Illinois GO	5.000%	2/1/23		7,000	7,588
Illinois GO	5.000%	3/1/23		500	530
Illinois GO	5.000%	10/1/23		10,000	11,001
Illinois GO	5.000%	11/1/23		25,670	28,321
Illinois GO	5.000%	8/1/24		6,580	7,013
Illinois GO	5.000%	10/1/24		5,000	5,573
Illinois GO	5.000%	11/1/24		19,165	21,394
Illinois GO	5.000%	4/1/25		4,170	4,592
Illinois GO	5.000%	5/1/25		280	309
Illinois GO	5.000%	8/1/25		3,020	3,219
Illinois GO	5.000%	11/1/25		17,200	19,431
Illinois GO	5.000%	2/1/26		3,000	3,408
Illinois GO	5.000%	3/1/26	(4)	1,125	1,205
Illinois GO	5.000%	4/1/26	(4)	1,500	1,650
Illinois GO	5.000%	5/1/26		6,275	6,907
Illinois GO	5.000%	11/1/26		30,000	34,091
Illinois GO	5.000%	1/1/27		370	389
Illinois Housing Development Authority Revenue (Century Woods) PUT	1.900%	10/1/21		3,000	3,026
Illinois Housing Development Authority Revenue (Larkin Village)	4.000%	10/1/48		14,055	15,184
Illinois Municipal Electric Agency Power Supply Revenue	5.000%	2/1/25		11,110	13,073
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/23		3,200	3,565
Illinois Sales Tax Revenue	5.000%	6/15/20		15,050	15,340
Illinois Sales Tax Revenue	4.000%	6/15/21		255	255
Illinois Sales Tax Revenue	5.000%	6/15/21		1,565	1,636
Illinois Sales Tax Revenue	5.000%	6/15/23		410	448
Illinois Sales Tax Revenue	5.000%	6/15/24		235	261
Illinois Sales Tax Revenue	5.000%	6/15/24	(15)	4,600	5,171
Illinois Sales Tax Revenue	5.000%	6/15/24		5,000	5,561
Illinois Sales Tax Revenue	5.000%	6/15/24		1,850	2,057
Illinois Sales Tax Revenue	5.000%	6/15/24		1,075	1,171
Illinois Sales Tax Revenue	5.000%	6/15/25		5,000	5,659
Illinois Sales Tax Revenue	5.000%	6/15/25		8,825	9,988
Illinois Sales Tax Revenue	5.000%	6/15/25	(15)	9,370	10,317
Illinois Sales Tax Revenue	5.000%	6/15/25		2,975	3,237
Illinois Sales Tax Revenue	5.000%	6/15/26		3,925	4,268
Illinois Sales Tax Revenue	5.000%	6/15/29		1,000	1,045
Illinois Sports Facility Authority Revenue	0.000%	6/15/21	(2)	100	97
Illinois Sports Facility Authority Revenue	0.000%	6/15/22	(2)	1,405	1,330
Illinois Sports Facility Authority Revenue	0.000%	6/15/23	(2)	8,945	8,258
Illinois Sports Facility Authority Revenue	0.000%	6/15/24	(2)	13,510	12,132
Illinois Toll Highway Authority Revenue	5.000%	12/1/19		20,080	20,137
Illinois Toll Highway Authority Revenue	5.000%	1/1/20		5,000	5,030
Illinois Toll Highway Authority Revenue	5.000%	12/1/20		21,625	22,507
Illinois Toll Highway Authority Revenue	5.000%	1/1/21		5,000	5,220
Illinois Toll Highway Authority Revenue	5.000%	12/1/21		15,000	16,178

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Toll Highway Authority Revenue	5.000%	1/1/24		2,000	2,290
	Illinois Toll Highway Authority Revenue	5.000%	1/1/25		9,500	11,154
	Illinois Toll Highway Authority Revenue	5.000%	1/1/26		12,750	15,310
	Illinois Toll Highway Authority Revenue	5.000%	1/1/29		3,000	3,017
	Kane & DeKalb Counties IL Community Unit School District No. 301 GO (Burlington)	0.000%	12/1/25		1,000	888
	Kendall County IL Forest Preserve District GO	5.000%	1/1/24	(4)	1,425	1,619
	Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/22		1,375	1,503
	Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/23		550	618
	McHenry County IL Conservation District GO	5.000%	2/1/21		3,000	3,137
	McLean & Woodford Counties IL Community School District No. 5 GO	4.000%	12/1/23		2,000	2,189
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	16,775	16,273
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	2,510	2,410
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	175	160
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	6,825	6,069
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/19	(14)	1,235	1,233
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/20		3,550	3,670
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/22		3,130	3,141
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/22		875	946
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/23		4,595	4,938
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/24	(14)	570	507
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/25		1,000	1,143
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/26	(14)	2,645	2,214
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/26		26,320	28,190
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		4,370	4,677
	Mundelein IL GO	4.000%	12/15/21	(4)	500	526
	Mundelein IL GO	4.000%	12/15/23	(4)	500	547
	Mundelein IL GO	4.000%	12/15/25	(4)	500	565
	Mundelein IL GO	4.000%	12/15/26	(4)	500	572
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22		3,500	3,876
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23		4,320	4,923
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24		1,290	1,509
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		10,025	10,245
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/21		2,500	2,648
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.375%	6/1/21		870	923
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/23		15,020	16,848
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/24		20,030	23,075
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/25		38,010	44,936
	Romeoville IL GO	5.000%	12/30/25		3,315	3,987
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21		615	648
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23		1,155	1,272
4	Sales Tax Securitization Corp. IL TOB VRDO	1.270%	11/7/19		16,855	16,855
	Springfield IL Electric Revenue	5.000%	3/1/21		2,000	2,093
	Springfield IL Electric Revenue	5.000%	3/1/22		2,335	2,523
	Springfield IL Electric Revenue	5.000%	3/1/23		5,060	5,626
	Springfield IL Electric Revenue	5.000%	3/1/24		4,585	5,234
	Springfield IL Electric Revenue	5.000%	3/1/25		10,045	11,756
	Springfield IL Electric Revenue	5.000%	3/1/26		3,350	3,911
4	Springfield IL Water Revenue TOB VRDO	1.330%	11/7/19		4,112	4,112
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/24		2,655	2,692
	University of Illinois COP	5.000%	8/15/20		5,000	5,141
	University of Illinois COP	5.000%	10/1/20		3,850	3,976
	University of Illinois COP	5.000%	8/15/21		5,000	5,321
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22	(4)	500	529
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/24	(4)	500	552
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/25	(4)	555	623
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	4.000%	1/1/22		1,300	1,302
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24	(4)	2,820	2,573
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24	(4)(ETM)	12,375	11,562
						1,919,047

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Indiana (1.3%)
	Avon IN Community School Building Corp	5.000%	7/15/21		1,505	1,599
	Avon IN Community School Building Corp. Revenue	5.000%	1/15/21		2,325	2,428
	Avon IN Community School Building Corp. Revenue	5.000%	7/15/26		1,010	1,234
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21		210	223
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22		320	352
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23		450	511
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/21		500	531
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/22		250	275
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/23		660	749
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/24		200	233
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/25		350	413
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/25		350	419
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/26		350	423
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21	(15)	3,155	3,298
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22	(15)	3,370	3,644
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23	(15)	3,535	3,938
	Franklin IN Economic Development Revenue (Otterbein Homes)	5.000%	7/1/23		950	1,065
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/23		1,655	1,855
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/24		1,250	1,418
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/24		1,500	1,725
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/25		1,055	1,223
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/25		2,355	2,729
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/25		2,030	2,382
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/26		2,080	2,463
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/26		2,130	2,548
	Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22		1,125	1,147
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21		2,380	2,419
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/22		1,550	1,716
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20		860	876
	Indiana Finance Authority Hospital Revenue (Goshen Health Obligated Group) PUT	2.100%	11/1/26		2,700	2,733
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20		1,000	1,040
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20		2,100	2,184
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21		2,500	2,692
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22		7,050	7,846
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23		5,250	6,027
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/21		2,620	2,823
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,017
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,017
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		10,500	10,560
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/22		2,250	2,504
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/23		3,750	4,305
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/24		3,645	4,300
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	2.250%	7/1/25		6,250	6,487
1	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.400%	7/2/21		6,000	6,002
1	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.400%	7/2/21		6,500	6,502
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19		700	700
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20		615	638
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21		500	536
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22		1,005	1,114
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/23		1,275	1,456
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/24		1,020	1,198
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/25		1,550	1,866
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/20		1,830	1,864
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/24		1,015	1,175
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/25		1,205	1,432
	Indiana Finance Authority Lease Revenue	5.000%	2/1/20		3,525	3,558
	Indiana Finance Authority Revenue	5.000%	2/1/23		2,675	2,902
	Indiana Finance Authority Revenue	5.000%	2/1/23		10,245	11,494
	Indiana Finance Authority Revenue (Butler University Project)	3.000%	2/1/21		140	143
	Indiana Finance Authority Revenue (Butler University Project)	3.000%	2/1/22		210	218
	Indiana Finance Authority Revenue (Butler University Project)	3.000%	2/1/23		225	237
	Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/24		200	221
	Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/25		275	310
	Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/26		340	389
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20		1,300	1,315
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/21		250	262

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/22		250	275
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23		750	811
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/23		700	793
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/20		1,400	1,451
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/21		550	590
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23		2,020	2,305
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23		1,135	1,295
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24		3,275	3,840
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24		1,905	2,234
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25		6,240	7,505
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25		5,315	6,392
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/24		1,375	1,592
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/25		3,200	3,815
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/26		1,255	1,534
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/27		2,175	2,714
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20		475	491
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20		840	868
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		380	407
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		1,680	1,799
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22		1,000	1,106
	Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21		34,110	34,398
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/20		1,865	1,911
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/21		1,925	2,025
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/22		1,985	2,138
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/23		1,845	2,034
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/24		850	957
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/24		800	902
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/25		1,050	1,205
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/25		1,100	1,264
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/26		235	274
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/26		525	612
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20		3,480	3,480
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	(Prere.)	60	60
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		2,210	2,211
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,380	3,384
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		5,575	5,579
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		3,800	3,803
	Indiana Transportation Finance Authority Revenue	5.500%	12/1/22	(14)	16,640	18,732
	Indiana University Student Fee Revenue	5.000%	6/1/21		3,500	3,711
	Indiana University Student Fee Revenue	5.000%	6/1/22		3,105	3,410
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/25		1,535	1,854
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/25		1,300	1,544
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/26		1,915	2,334
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24	(14)	9,000	10,405
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/25	(14)	12,215	14,540
	IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/25		3,040	3,433
	IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/25		6,190	7,059
	IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/26		5,660	6,513
	IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/26		6,765	7,836
	Ivy IN Tech Community College Revenue	5.000%	7/1/20		500	513
5	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/24		385	426
5	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/24		390	436
5	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/25		325	366
5	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/25		430	489
5	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/26		655	749
5	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/26		645	744
5	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/27		930	1,087
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20		1,010	1,016
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22		1,275	1,366
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23		850	936
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21		2,000	2,016
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/23		380	411
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/23		215	236
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/24		280	310
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/24		300	336
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/25		250	282
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/25		550	627
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/26		420	481
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/26		1,045	1,206
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/27		880	1,022

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/27	675	789
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/22	2,660	2,850
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/23	3,450	3,740
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/23	3,135	3,438
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/24	2,910	3,224
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/24	2,320	2,600
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/25	4,070	4,581
					374,605
Iowa (0.3%)
	Des Moines IA GO	5.000%	6/1/23	1,570	1,779
	Des Moines IA GO	5.000%	6/1/24	6,335	7,396
	Des Moines IA GO	5.000%	6/1/25	5,670	6,800
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/24	1,000	1,129
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	2,635	2,670
4	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,776
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	19,491
	Iowa Finance Authority Revenue	5.000%	8/1/21	9,505	10,136
1	Iowa Finance Authority Revenue PUT, 70% of 1M USD LIBOR + 0.350%	1.597%	10/1/21	3,750	3,752
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/21	1,395	1,460
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/23	1,000	1,114
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/25	1,700	2,000
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/26	1,000	1,204
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/21	400	423
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/22	425	461
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/23	500	554
	Iowa Special Obligation Revenue	5.000%	6/15/23	4,830	5,479
	Xenia IA Rural Water District Revenue	3.000%	12/1/19	430	430
	Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	341
	Xenia IA Rural Water District Revenue	5.000%	12/1/22	1,675	1,832
	Xenia IA Rural Water District Revenue	5.000%	12/1/23	450	505
	Xenia IA Rural Water District Revenue	5.000%	12/1/24	565	648
					82,380
Kansas (0.5%)
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/23	1,515	1,667
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,736
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	540
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	552
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,218
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	1,100	1,264
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/21	1,325	1,394
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/22	1,010	1,090
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	750	857
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	450	514
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	250	294
	Johnson KS GO	4.000%	9/1/25	1,055	1,139
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	3,960	4,384
1	Kansas Department of Transportation Highway Revenue, 70% of 1M USD LIBOR + 0.300%	1.722%	9/1/21	7,580	7,588
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.375%	3/1/29	3,000	3,041
	Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	18,618
	Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,795	4,134
	Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,640	19,267
	Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,420	18,439
	Kansas Development Finance Authority Revenue	5.000%	11/1/26	5,750	7,113
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/25	1,000	1,177
	Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/23	4,105	4,535
	Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/24	8,085	9,147
	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/20	400	409
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/21	575	615
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/22	1,250	1,384
5	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/26	6,300	6,794
	Seward County KS Unified School District No. 480 GO	3.000%	9/1/20	450	457
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/21	400	427
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/22	315	347
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/23	1,295	1,471
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/24	1,500	1,755
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/25	1,750	2,105
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/22	180	196
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/23	300	336
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/24	300	346
	Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,153

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/22		1,000	1,105
	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/23		1,225	1,397
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20		1,580	1,628
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22		775	854
						132,487
Kentucky (1.7%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21		540	552
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22		2,245	2,393
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23		765	835
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24		680	759
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26		12,250	12,152
	Jefferson County KY School District Finance Corp. School Building Revenue	5.000%	6/1/21		555	587
	Jefferson County KY School District Finance Corp. School Building Revenue	5.000%	6/1/23		3,195	3,604
	Kenton County KY Airport Revenue	5.000%	1/1/20		700	704
	Kenton County KY Airport Revenue	5.000%	1/1/21		750	781
	Kenton County KY Airport Revenue	5.000%	1/1/22		785	850
	Kenton County KY Airport Revenue	5.000%	1/1/23		500	559
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		3,995	4,113
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/22		8,655	9,606
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21		1,150	1,213
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22		870	949
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/25		1,660	1,975
4	Kentucky Economic Development Finance Authority Health Care Revenue (Madonna Manor Inc. Project) TOB VRDO	1.250%	11/7/19	LOC	12,500	12,500
	Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/21		1,185	1,194
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/25		1,000	1,176
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/26		1,225	1,463
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21		1,500	1,568
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22		1,675	1,797
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20	(14)	6,000	6,173
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21	(14)	6,085	6,466
5	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21		1,120	1,166
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22	(14)	2,500	2,737
5	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/24		1,300	1,474
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25		800	943
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/26		2,585	3,102
	Kentucky Property & Building Commission Revenue	5.000%	8/1/21		15,885	16,891
	Kentucky Property & Building Commission Revenue	5.000%	11/1/21		1,000	1,072
5	Kentucky Property & Building Commission Revenue	5.000%	11/1/21		8,500	8,918
	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		4,510	4,941
	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		15,110	16,552
	Kentucky Property & Building Commission Revenue	5.000%	11/1/22		1,500	1,653
	Kentucky Property & Building Commission Revenue	5.000%	11/1/23		2,000	2,270
	Kentucky Property & Building Commission Revenue	5.000%	8/1/24		1,345	1,557
	Kentucky Property & Building Commission Revenue	5.000%	11/1/24		1,500	1,748
	Kentucky Property & Building Commission Revenue	5.000%	11/1/25		2,000	2,379
	Kentucky Property & Building Commission Revenue	5.000%	11/1/26		4,180	5,050
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/24		1,760	1,922
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/24		5,875	6,455
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		115,875	126,312
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		85,430	94,495
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		10,000	11,095
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		24,000	26,649
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue (Louisville Gas & Electric Co. Project) PUT	1.850%	4/1/21		8,000	8,065
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/20		1,715	1,769
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	3.000%	10/1/21		1,405	1,448
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/22		1,855	2,046
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/19	(ETM)	300	301
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/20	(ETM)	1,000	1,039
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/26		7,330	7,889
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue BAN	4.000%	11/1/19		17,810	17,810
5	Northern Kentucky University General Receipts Revenue	5.000%	9/1/25	(4)	1,175	1,404
5	Northern Kentucky University General Receipts Revenue	5.000%	9/1/26	(4)	1,235	1,507
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/21		2,170	2,236
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/22		1,955	2,061

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23		2,635	2,837
	Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/23	(4)	1,590	1,599
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/24		3,975	4,348
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25		2,845	3,156
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/26		4,440	4,978
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/27		1,975	2,228
	Paducah KY Electric Plant Board Revenue	5.000%	10/1/26	(4)	1,100	1,336
						481,407
Louisiana (1.4%)
	Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/23	(15)	370	420
	Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/24	(15)	110	128
	Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/25	(15)	790	942
	Calcasieu Parish LA School District No. 23 GO	3.000%	9/1/26	(15)	675	734
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.300%	11/1/19		48,710	48,710
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/25		845	1,001
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/25		1,250	1,481
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/26		1,000	1,214
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/26		3,015	3,661
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/27		1,100	1,361
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/27		2,190	2,709
4	Franciscan Missionaries of Our Lady Health System Obligated Group LA TOB VRDO	1.270%	11/7/19		9,475	9,475
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/24	(4)	500	586
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/25	(4)	570	686
	Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	3.000%	9/1/23	(15)	250	263
	Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/25	(15)	500	591
	Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/26	(15)	400	481
	Lafayette LA Communications System Revenue	5.000%	11/1/20	(4)	1,000	1,037
	Lafayette LA Communications System Revenue	5.000%	11/1/21	(4)	1,010	1,086
	Lafayette LA Communications System Revenue	5.000%	11/1/22	(4)	4,010	4,452
	Lafayette LA Utilities Revenue	5.000%	11/1/23	(4)	300	343
	Lafayette LA Utilities Revenue	5.000%	11/1/24	(4)	540	635
	Lafayette LA Utilities Revenue	5.000%	11/1/25	(4)	500	604
	Lafayette LA Utilities Revenue	5.000%	11/1/26		7,210	8,001
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20		8,000	8,172
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21	(4)	5,000	5,292
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(4)	4,150	4,533
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23		1,645	1,853
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24		2,430	2,820
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24		4,195	4,584
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25		1,665	1,987
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25		18,420	20,124
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26		12,000	13,101
	Louisiana GO	5.000%	5/1/22		10,320	11,277
	Louisiana GO	5.000%	5/1/22		2,800	3,060
	Louisiana GO	5.000%	9/1/22		4,000	4,421
	Louisiana GO	5.000%	7/15/23		23,000	25,309
	Louisiana GO	5.000%	10/1/23		11,640	13,273
	Louisiana GO	5.000%	7/15/24		3,050	3,356
	Louisiana GO	5.000%	9/1/24		2,550	2,988
	Louisiana GO	5.000%	10/1/24		12,240	14,365
	Louisiana GO	5.000%	9/1/25		2,500	3,009
	Louisiana GO	5.000%	10/1/25		12,865	15,513
	Louisiana GO	5.000%	9/1/26		3,540	4,363
	Louisiana GO	5.000%	10/1/26		6,750	8,330
	Louisiana Highway Improvement Revenue	5.000%	6/15/20		1,420	1,453
	Louisiana Highway Improvement Revenue	5.000%	6/15/21		1,185	1,256
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,930	2,065
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,435	2,683
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/23	(15)	5,000	5,669
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/23	(15)	2,265	2,568
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24	(15)	4,365	5,082
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24	(15)	2,370	2,759
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/25	(15)	4,300	5,136

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	3.000%	10/1/22		1,000	1,043
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/23		1,000	1,132
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/24		1,410	1,639
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	4.000%	10/1/25		2,075	2,358
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22		2,500	2,520
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25		25,000	29,409
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21		360	381
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22		290	317
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23		395	444
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/24		1,135	1,310
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/25		2,540	3,006
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/26		2,670	3,220
	Louisiana Public Facilities Authority Revenue (Hurricane Recovery Program)	5.000%	6/1/25		5,000	5,770
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20		330	334
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21		450	473
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22		350	379
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23		645	719
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24		635	726
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25		720	843
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20		1,100	1,127
	New Orleans LA Aviation Board Revenue	5.000%	1/1/22		135	146
	New Orleans LA Aviation Board Revenue	5.000%	1/1/23		150	167
	New Orleans LA Aviation Board Revenue	5.000%	1/1/24		200	229
	New Orleans LA Aviation Board Revenue	5.000%	10/1/24	(4)	100	116
	New Orleans LA Aviation Board Revenue	5.000%	1/1/25		100	117
	New Orleans LA Aviation Board Revenue	5.000%	10/1/25	(4)	350	416
	New Orleans LA GO	5.000%	12/1/20		1,400	1,456
	New Orleans LA GO	5.000%	12/1/21		1,260	1,356
	New Orleans LA GO	5.000%	12/1/22		700	777
	Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.000%	4/1/23		7,700	7,699
	Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.100%	7/1/24		7,200	7,218
	Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.200%	7/1/26		15,400	15,434
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/23	(15)	1,500	1,707
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/24	(15)	2,825	3,295
	Shreveport LA Water & Sewer Revenue	4.000%	12/1/25	(4)	835	953
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/25	(15)	2,000	2,378
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		14,650	15,457
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20		9,220	9,390
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22		1,000	1,084
						417,547
Maine (0.1%)
	Maine GO	5.000%	6/1/22		10,205	11,201
	Maine Governmental Facilities Authority Revenue	4.000%	10/1/24		690	777
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21		3,930	4,164
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22		1,425	1,560
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23		3,275	3,691
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24		1,055	1,224
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24		2,740	3,176
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/24		500	577
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/25		595	670
	Maine Housing Authority Mortgage Revenue	3.500%	11/15/47		3,105	3,273
	Maine Housing Authority Mortgage Revenue	4.000%	11/15/47		4,325	4,610
	Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/23		825	939
	Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/24		860	1,007
	Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/25		1,590	1,911
						38,780
Maryland (3.0%)
	Anne Arundel County MD GO	5.000%	10/1/22		3,110	3,452
	Anne Arundel County MD GO	5.000%	10/1/22		1,455	1,615
	Anne Arundel County MD GO	5.000%	10/1/22		2,520	2,797
	Anne Arundel County MD GO	5.000%	10/1/22		4,690	5,206
	Anne Arundel County MD GO	5.000%	10/1/23		3,110	3,565
	Anne Arundel County MD GO	5.000%	10/1/23		2,485	2,849
3	Anne Arundel County MD GO	5.000%	10/1/23		3,880	4,448
	Anne Arundel County MD GO	5.000%	4/1/28		1,395	1,658
	Baltimore County MD GO	5.000%	2/1/20		2,100	2,120
	Baltimore County MD GO	5.000%	10/15/21		10,400	11,173

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Baltimore County MD GO	5.000%	8/1/25		3,000	3,305
	Baltimore MD Project Revenue	4.000%	7/1/21		350	366
	Baltimore MD Project Revenue	4.000%	7/1/21		300	314
	Baltimore MD Project Revenue	5.000%	7/1/21		750	796
	Baltimore MD Project Revenue	5.000%	7/1/21		520	553
	Baltimore MD Project Revenue	4.000%	7/1/22		400	429
	Baltimore MD Project Revenue	5.000%	7/1/22		550	604
	Baltimore MD Project Revenue	5.000%	7/1/22		500	550
	Baltimore MD Project Revenue	5.000%	7/1/22		375	412
	Baltimore MD Project Revenue	4.000%	7/1/23		520	571
	Baltimore MD Project Revenue	5.000%	7/1/23		550	624
	Baltimore MD Project Revenue	5.000%	7/1/23		525	596
	Baltimore MD Project Revenue	5.000%	7/1/23		325	369
	Baltimore MD Project Revenue	5.000%	7/1/24		750	878
	Baltimore MD Project Revenue	5.000%	7/1/24		615	719
	Baltimore MD Project Revenue	5.000%	7/1/25		650	782
	Baltimore MD Project Revenue	5.000%	7/1/25		520	623
	Baltimore MD Project Revenue	5.000%	7/1/26		1,000	1,233
	Baltimore MD Project Revenue	5.000%	7/1/26		500	614
4	Baltimore MD Project Revenue TOB VRDO	1.270%	11/7/19		8,185	8,185
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22		180	180
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24		100	100
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24		165	165
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26		135	135
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27		175	176
	Charles County MD GO	5.000%	10/1/23		3,400	3,898
	Charles County MD GO	5.000%	10/1/24		3,575	4,220
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/25		1,500	1,677
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/26		2,000	2,269
	Howard County MD GO	5.000%	2/15/20		4,475	4,523
	Howard County MD GO	5.000%	8/15/21		5,250	5,609
	Howard County MD GO	5.000%	8/15/22		5,385	5,953
	Howard County MD GO	5.000%	8/15/23		4,185	4,779
	Howard County MD GO	5.000%	8/15/23		1,390	1,587
	Howard County MD GO	5.000%	8/15/24		4,400	5,174
	Howard County MD GO	5.000%	8/15/24		1,000	1,176
	Maryland Community Development Administration (Department of Housing & Community Development) Revenue	3.500%	3/1/50		10,000	10,789
	Maryland Department of Transportation Revenue	5.000%	12/1/20		15,495	16,136
	Maryland Department of Transportation Revenue	5.000%	12/15/21		7,930	8,569
	Maryland Department of Transportation Revenue	5.000%	2/15/22		38,965	42,355
	Maryland Department of Transportation Revenue	5.000%	12/15/22		11,270	12,595
	Maryland Department of Transportation Revenue	5.000%	2/1/24		10,165	11,401
	Maryland Department of Transportation Revenue	4.000%	12/15/24		17,620	19,609
	Maryland Department of Transportation Revenue	4.000%	9/1/25		2,125	2,446
	Maryland Department of Transportation Revenue	5.000%	10/1/25		25,005	30,278
	Maryland Department of Transportation Revenue	4.000%	12/15/25		4,550	5,038
	Maryland Department of Transportation Revenue	4.000%	2/1/28		21,560	23,397
	Maryland Department of Transportation Revenue	4.000%	5/1/28		10,440	11,853
	Maryland Department of Transportation Revenue	4.000%	2/1/29		7,750	8,399
	Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		8,900	8,965
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20		1,485	1,507
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/21		1,640	1,729
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/23		1,480	1,650
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/24		1,500	1,717
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/25		1,500	1,754
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/20	(4)	620	630
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/21	(4)	700	730
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/22	(4)	1,200	1,283
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/23	(4)	1,350	1,477
	Maryland GO	5.000%	11/1/19		4,265	4,265
	Maryland GO	5.000%	3/1/21	(Prere.)	3,745	3,935
	Maryland GO	4.000%	8/1/21		20,000	20,994
	Maryland GO	5.000%	8/1/21		30,425	32,460
	Maryland GO	5.000%	8/1/21		34,110	36,392
	Maryland GO	5.000%	8/1/22		4,505	4,974
	Maryland GO	5.000%	8/1/23		35,155	40,091
	Maryland GO	5.000%	3/15/24		18,320	21,280

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Maryland GO	5.000%	8/1/24		10,000	11,746
	Maryland GO	4.000%	3/1/25		34,080	35,350
	Maryland GO	5.000%	3/15/25		1,625	1,943
	Maryland GO	5.000%	3/15/25		32,130	38,422
	Maryland GO	2.750%	8/1/25		590	622
	Maryland GO	4.000%	8/1/25		16,630	19,178
	Maryland GO	4.000%	8/1/25		22,770	23,882
	Maryland GO	5.000%	8/1/25		2,600	3,142
	Maryland GO	5.000%	8/1/25		21,785	26,327
	Maryland GO	5.000%	6/1/26		1,150	1,340
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.250%	1/1/24		1,455	1,659
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20		1,000	1,024
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/22		680	741
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23		875	915
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/25		735	865
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20		2,170	2,235
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21		1,785	1,906
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22		4,600	5,068
4	Maryland Health & Higher Educational Facilities Authority Revenue (Mercy Medical Center) TOB VRDO	1.250%	11/7/19	LOC	12,690	12,690
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20		1,055	1,073
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21		650	688
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22		500	546
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23		1,220	1,372
	Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional Medical Center)	5.000%	7/1/21		2,220	2,351
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/21		1,015	1,062
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/22		2,580	2,835
	Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/20		3,150	3,222
	Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/21		7,045	7,444
	Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/22		5,000	5,447
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/21		5,790	6,157
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/22		6,365	7,002
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/23		6,595	7,494
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22		12,350	13,436
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25		1,035	1,199
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	3.000%	3/1/27		3,000	3,188
	Montgomery County MD GO	5.000%	11/1/19		2,840	2,840
	Montgomery County MD GO	5.000%	11/1/21		22,680	24,376
	Montgomery County MD GO	5.000%	12/1/21		10,000	10,776
	Montgomery County MD GO	5.000%	12/1/22		8,650	9,655
	Montgomery County MD GO	5.000%	11/1/24		5,275	6,241
	Montgomery County MD GO	4.000%	11/1/25		6,195	7,181
	Montgomery County MD Revenue (CHE Trinity Health Credit Group) PUT	1.220%	12/2/19		12,250	12,246
	Prince George MD Consolidated Public Improvement GO	5.000%	7/15/21		2,800	2,981
	Prince George MD Consolidated Public Improvement GO	5.000%	3/1/22		2,210	2,406
	Prince George MD Consolidated Public Improvement GO	5.000%	7/15/22		6,075	6,697
	Prince George MD Consolidated Public Improvement GO	5.000%	7/15/23		13,090	14,907
	Prince Georges County MD (Regional Medical Center) COP	5.000%	10/1/24		1,140	1,344
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/23		650	727
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24		8,015	8,018
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/24		1,145	1,308
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25		1,375	1,381
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/25		1,250	1,454
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21		14,705	15,355
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/24		1,000	1,169
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21		1,840	1,963
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22		1,950	2,133
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23		2,060	2,306
						882,760
Massachusetts (2.8%)
	Beth Israel Lahey Health MA	5.000%	7/1/23		2,605	2,945
1	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		29,190	29,190
	Massachusetts College Building Authority Revenue	5.000%	5/1/21		5,495	5,809

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22		8,535	9,237
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		7,000	7,042
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		7,735	8,655
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/24		3,500	4,039
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/25		2,205	2,618
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/25		7,055	8,376
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		5,000	6,092
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		1,020	1,270
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		36,825	40,936
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/21		525	554
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/23		765	855
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/24		700	803
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/25		1,400	1,643
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/26		1,920	2,297
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		750	792
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		1,425	1,506
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22		850	926
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23		2,395	2,622
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24		1,610	1,761
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26		1,055	1,267
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24		8,600	9,806
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24		1,000	1,140
4	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.180%	11/7/19	LOC	6,430	6,430
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		5,000	5,123
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		1,260	1,291
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		5,705	6,056
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		5,035	5,345
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		500	531
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		3,485	3,821
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		1,655	1,815
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23		6,000	6,783
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23		500	565
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/24		1,350	1,569
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25		1,570	1,870
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25		780	929
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/26		5,735	6,981
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20		1,070	1,076
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21		3,180	3,308
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22		3,285	3,525
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22		1,725	1,851
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23		3,335	3,680
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23		1,200	1,324
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24		1,625	1,841
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24		3,655	4,137
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25		1,010	1,169
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/22		750	803
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/24		1,000	1,162
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/25		2,320	2,764
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/26		2,000	2,434
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/20		700	713
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/21		750	784
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/23		800	875
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/24		1,420	1,583
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/25		1,195	1,355
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23		1,090	1,128
	Massachusetts Development Finance Agency Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22		2,475	2,477
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20		1,275	1,288
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21		1,315	1,339
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/22		1,005	1,044
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/23		2,800	2,936
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/24		1,150	1,240
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/25		500	545
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20		800	820
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21		2,000	2,125
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22		1,565	1,719
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23		2,800	3,174

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/24		3,000	3,503
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/25/24		5,000	5,759
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25		4,000	4,731
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.480%	1.600%	1/29/20		5,800	5,801
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20		1,105	1,131
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21		1,095	1,149
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22		1,165	1,251
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/21	(10)	200	214
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21		1,025	1,083
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22		695	757
	Massachusetts Development Finance Agency Revenue (Suffolk University)	4.000%	7/1/20		380	387
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21		550	583
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		435	476
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		550	602
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23		1,500	1,690
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23		450	507
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24		1,000	1,157
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24		350	405
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/25		525	622
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/26		550	663
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/26		845	1,018
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		3,200	3,382
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		1,440	1,522
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22		750	818
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/20		300	309
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/21		250	266
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/22		400	438
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/23		1,035	1,165
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/25		1,145	1,349
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21		5,310	5,328
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		1,000	1,007
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20		5,020	5,138
	Massachusetts GO	5.500%	12/1/19	(14)	9,160	9,190
	Massachusetts GO	5.000%	6/1/20	(Prere.)	10,000	10,223
	Massachusetts GO	5.000%	8/1/21		40,500	43,209
	Massachusetts GO	5.000%	8/1/21	(Prere.)	7,500	8,000
	Massachusetts GO	5.250%	8/1/21		2,500	2,678
	Massachusetts GO	5.000%	10/1/21	(Prere.)	7,860	8,434
	Massachusetts GO	5.000%	7/1/22	(Prere.)	14,955	16,450
	Massachusetts GO	5.000%	7/1/22		3,255	3,583
	Massachusetts GO	5.000%	7/1/22	(Prere.)	7,020	7,722
	Massachusetts GO	5.000%	11/1/22	(Prere.)	10,000	11,123
	Massachusetts GO	5.000%	11/1/22	(Prere.)	3,500	3,893
	Massachusetts GO	5.000%	5/1/23		8,000	9,045
	Massachusetts GO	5.000%	10/1/23		4,430	5,075
	Massachusetts GO	5.000%	5/1/24		20,000	23,311
	Massachusetts GO	5.000%	7/1/24		1,735	2,032
	Massachusetts GO	3.000%	12/1/24		37,230	40,483
	Massachusetts GO	5.000%	5/1/25		20,000	23,991
	Massachusetts GO	3.000%	12/1/25		8,150	8,986
	Massachusetts GO	5.000%	7/1/26		6,950	8,579
	Massachusetts GO	5.000%	11/1/26		3,005	3,738
	Massachusetts GO	3.000%	12/1/26		25,945	28,804
	Massachusetts GO PUT	1.050%	7/1/20		24,935	24,888
	Massachusetts GO PUT	1.700%	8/1/22		32,275	32,581
	Massachusetts Health & Educational Facilities Authority Revenue (Milford Regional Medical Center)	5.000%	7/15/22		315	318
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		960	982
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		1,415	1,449
	Massachusetts Health & Educational Facilities Authority Revenue (University of Massachusetts Boston) PUT	1.850%	4/1/22		3,700	3,750
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20		790	790
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21		12,500	12,505
	Massachusetts Housing Finance Agency Revenue PUT	1.450%	12/1/22		825	823
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42		4,960	5,176
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44		2,890	3,040
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45		2,645	2,772

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20		2,000	2,001
1	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, 70% of 1M USD LIBOR + 0.380%	1.802%	9/1/21		3,750	3,752
1	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	1.450%	12/1/21		2,000	2,000
	Massachusetts Housing Finance Agency Single Family Housing Revenue VRDO	1.120%	11/7/19		800	800
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		6,520	7,202
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		3,930	4,339
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/23	(14)	12,440	14,078
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/24	(14)	28,990	33,899
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21		5,000	5,301
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22		3,850	4,082
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20	(14)	17,000	16,964
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	(Prere.)	6,000	6,172
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21		4,630	4,941
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21		4,120	4,396
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/23		6,000	6,395
	University of Massachusetts Building Authority Revenue	5.000%	11/1/20		1,250	1,298
	University of Massachusetts Building Authority Revenue	5.000%	5/1/26		2,650	3,258
1	University of Massachusetts Building Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	5/28/20		9,075	9,075
						807,296
Michigan (2.7%)
	Byron Center MI Public School District GO	5.000%	5/1/23		100	112
	Byron Center MI Public School District GO	5.000%	5/1/24		120	139
	Byron Center MI Public School District GO	5.000%	5/1/25		100	119
	Byron Center MI Public School District GO	5.000%	5/1/26		110	133
	Byron Center MI Public School District GO	5.000%	5/1/27		200	247
	Chippewa Valley MI Schools GO	5.000%	5/1/22		450	492
	Chippewa Valley MI Schools GO	5.000%	5/1/23		575	649
	Chippewa Valley MI Schools GO	5.000%	5/1/23		3,095	3,491
	Coopersville MI Area Public Schools GO	5.000%	5/1/20		1,575	1,604
	Coopersville MI Area Public Schools GO	5.000%	5/1/21		2,325	2,454
	Coopersville MI Area Public Schools GO	5.000%	5/1/22		1,925	2,102
	Detroit MI City School District GO	5.000%	5/1/23		2,115	2,305
	Detroit MI City School District GO	5.000%	5/1/25		8,750	9,532
	Detroit MI City School District GO	5.000%	5/1/26		8,155	8,859
4	Detroit MI City School District GO VRDO	1.320%	11/7/19	(18)	4,000	4,000
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/21	(4)	395	417
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/23	(4)	450	504
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	(4)	2,000	2,298
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	(4)	1,200	1,375
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	(4)	525	601
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/26	(4)	1,000	1,143
	Detroit MI GO	5.000%	4/1/20		500	505
	Detroit MI GO	5.000%	4/1/21		500	518
	Detroit MI Water Supply System Revenue	5.000%	7/1/20		1,755	1,797
	Detroit MI Water Supply System Revenue	5.250%	7/1/27		5,000	5,309
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/24	(4)	675	771
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/25	(4)	700	819
	East Lansing MI School District GO	5.000%	5/1/20		600	611
	East Lansing MI School District GO	5.000%	5/1/22		2,110	2,303
	East Lansing MI School District GO	4.000%	5/1/23		390	426
	East Lansing MI School District GO	4.000%	5/1/24		900	1,006
	East Lansing MI School District GO	4.000%	5/1/26		530	615
	Eastern Michigan University Revenue	5.000%	3/1/24	(15)	1,835	2,110
	Eastern Michigan University Revenue	5.000%	3/1/25	(15)	1,610	1,898
	Forest Hills MI Public Schools GO	5.000%	5/1/22		4,645	5,084
	Forest Hills MI Public Schools GO	5.000%	5/1/23		4,405	4,974
	Fremont MI Public School District GO	5.000%	5/1/23		430	484
	Fremont MI Public School District GO	5.000%	5/1/24		470	545
	Fremont MI Public School District GO	5.000%	5/1/25		730	870
	Grand Rapids MI Public Schools GO	5.000%	5/1/24	(4)	1,700	1,970
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/24		1,000	1,163
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		1,665	1,989
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		2,475	2,957
4	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.290%	11/7/19	(4)	6,235	6,235
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22		1,890	2,074
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23		4,820	5,456
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23		4,365	4,928
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/24		3,000	3,481

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25		3,500	4,165
Holt MI Public Schools GO	5.000%	5/1/22		275	300
Holt MI Public Schools GO	5.000%	5/1/23		460	518
Holt MI Public Schools GO	5.000%	5/1/24		425	493
Holt MI Public Schools GO	5.000%	5/1/25		710	845
Holt MI Public Schools GO	5.000%	5/1/26		900	1,094
Hudsonville MI Public Schools GO	5.000%	5/1/22		260	284
Hudsonville MI Public Schools GO	5.000%	5/1/23		300	338
Hudsonville MI Public Schools GO	5.000%	5/1/25		340	403
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21		500	526
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22		565	616
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23		500	560
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24		550	633
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22		700	772
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23		250	284
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/24		500	580
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24		3,120	3,281
L’Anse Creuse MI Public Schools GO	5.000%	5/1/20		1,670	1,700
L’Anse Creuse MI Public Schools GO	5.000%	5/1/21		250	264
Lake Orion MI Community School District GO	5.000%	5/1/24		525	610
Lake Orion MI Community School District GO	5.000%	5/1/25		1,405	1,676
Lake Orion MI Community School District GO	5.000%	5/1/26		1,000	1,223
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/22		340	374
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/23		340	386
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/24		375	438
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/25		375	450
Lansing MI School District GO	4.000%	5/1/20		365	370
Lansing MI School District GO	4.000%	5/1/21		375	390
Lansing MI School District GO	4.000%	5/1/22		340	363
Lansing MI School District GO	5.000%	5/1/23		435	491
Lansing MI School District GO	5.000%	5/1/24		350	406
Lansing MI School District GO	5.000%	5/1/25		435	519
Lansing MI School District GO	5.000%	5/1/26		425	519
Lincoln MI Consolidated School District GO	5.000%	5/1/21	(4)	1,000	1,055
Lincoln MI Consolidated School District GO	5.000%	5/1/23	(4)	1,705	1,922
Livonia MI Public Schools School District GO	5.000%	5/1/20	(15)	3,365	3,426
Livonia MI Public Schools School District GO	5.000%	5/1/21	(15)	2,000	2,110
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24		1,510	1,758
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25		1,065	1,276
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26		1,320	1,621
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21		710	753
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22		2,335	2,550
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23		1,300	1,461
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/24		530	611
Michigan Building Authority Revenue	5.000%	4/15/20		7,035	7,156
Michigan Building Authority Revenue	5.000%	10/15/20		2,250	2,332
Michigan Building Authority Revenue	5.000%	4/15/22		4,410	4,816
Michigan Building Authority Revenue	5.000%	4/15/23		1,545	1,743
Michigan Building Authority Revenue	5.000%	10/15/23		685	785
Michigan Building Authority Revenue	5.000%	4/15/24		1,285	1,495
Michigan Building Authority Revenue	5.000%	4/15/25		2,000	2,393
Michigan Building Authority Revenue	5.000%	4/15/26		4,000	4,902
Michigan Finance Authority Revenue	5.000%	4/1/20		5,400	5,478
Michigan Finance Authority Revenue	5.000%	4/1/21		8,370	8,783
Michigan Finance Authority Revenue	5.000%	4/15/21		6,280	6,624
Michigan Finance Authority Revenue	5.000%	10/1/21		1,275	1,316
Michigan Finance Authority Revenue	5.000%	4/1/22		12,685	13,723
Michigan Finance Authority Revenue	5.000%	10/1/22		525	561
Michigan Finance Authority Revenue	5.000%	11/1/22		675	749
Michigan Finance Authority Revenue	5.000%	4/1/23		9,000	10,030
Michigan Finance Authority Revenue	5.000%	10/1/23		1,290	1,420
Michigan Finance Authority Revenue	5.000%	11/1/23		695	792
Michigan Finance Authority Revenue	5.000%	11/1/24		820	962
Michigan Finance Authority Revenue	5.000%	11/1/25		1,020	1,225
Michigan Finance Authority Revenue	5.000%	11/15/26		2,875	3,396
Michigan Finance Authority Revenue	5.000%	12/1/39		1,020	1,089
Michigan Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	8/15/24		17,200	19,235
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20		1,250	1,275
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21		3,580	3,812
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22		2,500	2,750
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28		4,265	4,926

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
4	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.320%	11/7/19		6,060	6,060
5	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/22		590	623
5	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/24		1,260	1,381
5	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/25		1,365	1,518
5	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/26		1,870	2,107
	Michigan Finance Authority Revenue (Bronson Healthcare Group) PUT	3.500%	11/15/22		3,500	3,703
	Michigan Finance Authority Revenue (Bronson Healthcare Group) PUT	3.750%	5/15/26		17,715	19,819
	Michigan Finance Authority Revenue (Detroit School District)	5.000%	5/1/25		1,315	1,557
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	8,020	8,217
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	8,500	8,709
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	2,310	2,366
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	3,000	3,072
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	16,260	17,249
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	10,000	10,608
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(14)	3,000	3,177
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21		1,000	1,061
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22		1,500	1,644
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(14)	2,000	2,181
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21		1,875	2,011
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22		2,170	2,401
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23		3,205	3,654
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20		600	612
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21		600	634
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22		800	873
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/25		510	602
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/26		600	726
1	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.400%	1.614%	10/15/21		14,895	14,931
4	Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	1.220%	11/7/19		5,800	5,800
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20		600	609
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21		1,105	1,167
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22		1,000	1,092
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19		600	600
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19		1,000	1,001
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20		2,500	2,568
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21		1,600	1,718
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22		2,920	3,237
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20		9,305	9,678
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		5,000	5,379
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		1,850	1,990
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		5,780	6,422
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		6,120	7,010
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		2,115	2,423
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		2,110	2,487
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		4,250	5,143
	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	1.220%	12/2/19		7,500	7,498
	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		18,000	21,131
	Michigan GAN	5.000%	3/15/20		6,040	6,123
	Michigan GAN	5.000%	3/15/21		4,045	4,253
	Michigan GAN	5.000%	3/15/23		2,175	2,445
	Michigan GAN	5.000%	3/15/25		22,170	26,372
	Michigan GAN	5.000%	3/15/26		5,875	7,162
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/19		1,510	1,512
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23		7,330	7,339
5	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/1/25		4,315	5,206
5	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/1/26		4,000	4,930
5	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/1/27		3,375	4,237
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20		6,250	6,267
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		1,210	1,211
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,085	2,087
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21		11,435	11,546
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23		16,610	17,121
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23		11,500	12,547
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24		7,500	8,367
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		1,000	1,076
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		1,000	1,111
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		2,270	2,600
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		1,775	2,092
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		1,540	1,864
	Michigan Housing Development Authority Revenue	1.500%	10/1/22		1,150	1,150
	Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46		7,990	8,455

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Housing Development Authority Single Family Mortgage Revenue	3.500%	6/1/48		10,485	11,084
	Michigan Housing Development Authority Single Family Mortgage Revenue	4.250%	12/1/49		20,000	22,070
	Michigan State University Revenue	5.000%	2/15/21		2,000	2,097
	Michigan State University Revenue	4.000%	2/15/24		800	889
	Michigan State University Revenue	5.000%	2/15/25		1,000	1,185
	Michigan State University Revenue	5.000%	2/15/26		3,000	3,648
	Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/22		1,460	1,572
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		14,990	14,952
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		2,000	1,995
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/20		800	810
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21		615	645
	Michigan Trunk Line Revenue	5.000%	11/15/22		1,435	1,599
	Milan MI Area Schools GO	5.000%	5/1/22		500	545
	Milan MI Area Schools GO	5.000%	5/1/23		585	657
	Milan MI Area Schools GO	5.000%	5/1/25		1,575	1,865
	Milan MI Area Schools GO	5.000%	5/1/26		2,010	2,437
	Northern Michigan University Revenue	5.000%	12/1/23		645	738
	Northern Michigan University Revenue	5.000%	12/1/24		775	910
	Northern Michigan University Revenue	5.000%	12/1/25		1,340	1,610
	Northville MI Public Schools GO	4.000%	5/1/22		240	257
	Northville MI Public Schools GO	4.000%	5/1/23		350	383
	Northville MI Public Schools GO	5.000%	5/1/24		300	349
	Northville MI Public Schools GO	5.000%	5/1/25		350	418
	Northville MI Public Schools GO	5.000%	5/1/26		400	488
	Oakland University Michigan Revenue	5.000%	3/1/20		1,780	1,802
	Oakland University Michigan Revenue	5.000%	3/1/21		1,000	1,049
	Oakland University Michigan Revenue	5.000%	3/1/22		1,285	1,396
	Oakland University Michigan Revenue	5.000%	3/1/23		495	555
	Portage MI Public Schools GO	5.000%	11/1/20		750	778
	Portage MI Public Schools GO	5.000%	5/1/22		1,790	1,951
	Portage MI Public Schools GO	5.000%	11/1/22		1,470	1,628
	Rochester MI Community School District GO	5.000%	5/1/21		4,100	4,332
	Rochester MI Community School District GO	5.000%	5/1/22		1,650	1,799
	Rochester MI Community School District GO	5.000%	5/1/23		1,225	1,378
	Romeo MI Community School District GO	5.000%	5/1/23		1,000	1,125
	Royal Oak MI City School District GO	5.000%	5/1/20		1,250	1,273
	Royal Oak MI City School District GO	5.000%	5/1/21		715	756
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20		1,580	1,629
	Saline MI Area Schools GO	2.000%	5/1/21		1,100	1,112
	Saline MI Area Schools GO	5.000%	5/1/23		725	818
	Saline MI Area Schools GO	5.000%	5/1/24		1,000	1,162
	Saline MI Area Schools GO	5.000%	5/1/25		850	1,014
	University of Michigan Revenue	5.000%	4/1/21		1,065	1,123
1	University of Michigan Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	1.850%	4/1/22		10,410	10,395
	Walled Lake MI Consolidate School District GO	5.000%	5/1/22		3,135	3,423
	Warren MI Consolidated School District GO	5.000%	5/1/23	(15)	2,895	3,251
5	Washtenaw County MI Intermediate School District GO	5.000%	5/1/26		3,350	4,077
5	Washtenaw County MI Intermediate School District GO	5.000%	5/1/27		4,360	5,404
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		360	375
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		3,490	3,632
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		700	753
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		4,900	5,273
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		500	556
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		2,235	2,483
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		2,345	2,616
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		845	967
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		2,665	3,049
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24		500	588
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24		2,550	2,998
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25		3,000	3,336
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/24		1,055	1,240
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25		750	904
	Wayne State University Michigan Revenue	5.000%	11/15/26		1,505	1,842
4	Wayne State University Michigan Revenue TOB VRDO	1.170%	11/7/19		5,685	5,685
	Wayne Westland MI Community Schools GO	4.000%	11/1/21		785	826
	Wayne Westland MI Community Schools GO	5.000%	11/1/22		290	321
	Western Michigan University Revenue	5.000%	11/15/21		1,055	1,135
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/21		1,710	1,804

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22		1,730	1,889
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23		1,615	1,818
					787,701
Minnesota (1.1%)
Duluth MN Independent School District No. 709 COP	5.000%	2/1/24		400	456
Duluth MN Independent School District No. 709 COP	5.000%	2/1/25		375	439
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26		400	479
Hennepin County MN Regional Railroad Authority GO	5.000%	12/1/26		2,580	3,217
Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25		1,365	1,664
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21		550	571
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23		1,110	1,240
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24		1,245	1,431
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/24		6,200	7,196
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/24		2,250	2,612
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/25		6,200	7,403
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/25		2,250	2,686
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/20		675	701
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/21		600	645
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/22		660	733
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/23		850	974
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/23		1,530	1,754
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/24		1,050	1,239
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/25		3,320	4,005
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/26		1,900	2,340
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21		125	129
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21		350	365
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21		2,820	2,944
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		1,090	1,178
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		250	271
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		5,410	6,039
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		305	341
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		1,000	1,150
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		7,435	8,547
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		225	259
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25		1,000	1,181
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26		1,245	1,508
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/27		1,235	1,528
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	9/1/25		6,370	7,042
Minneapolis MN GO	5.000%	12/1/19		1,000	1,003
Minneapolis MN GO	5.000%	12/1/20		4,065	4,233
Minneapolis MN GO	5.000%	12/1/21		2,485	2,683
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21		550	590
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22		200	221
Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/21		1,420	1,504
Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/22		1,150	1,250
Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/24		1,640	1,867
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21		7,225	7,561
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/24		2,370	2,744
Minnesota General Fund Revenue	5.000%	3/1/28		2,880	3,123
Minnesota GO	5.000%	11/1/19		2,000	2,000
Minnesota GO	5.000%	8/1/20	(Prere.)	100	103
Minnesota GO	5.000%	8/1/21		6,000	6,401
Minnesota GO	5.000%	8/1/21		15,500	16,537
Minnesota GO	5.000%	8/1/23		6,565	6,752
Minnesota GO	5.000%	8/1/23		5,295	6,043
Minnesota GO	5.000%	8/1/23		1,025	1,170
Minnesota GO	5.000%	10/1/23		8,250	8,850
Minnesota GO	5.000%	8/1/24		3,290	3,870
Minnesota GO	5.000%	8/1/24		19,660	23,123
Minnesota GO	5.000%	8/1/24		10,300	12,114
Minnesota GO	5.000%	8/1/24		2,620	3,082
Minnesota GO	4.000%	10/1/24		14,225	15,750
Minnesota GO	5.000%	8/1/25		1,995	2,412

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Minnesota GO	5.000%	8/1/25	10,255	12,400
	Minnesota GO	5.000%	8/1/25	14,710	17,786
	Minnesota GO	5.000%	8/1/26	1,970	2,441
	Minnesota GO	5.000%	8/1/26	4,345	5,099
	Minnesota GO	5.000%	8/1/26	1,000	1,239
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20	500	506
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	441
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	527
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/24	250	280
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/25	250	299
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/26	300	366
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/47	5,215	5,551
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	1/1/48	5,800	6,238
	Minnesota Housing Finance Agency Residential Housing Revenue	4.250%	7/1/49	10,790	11,909
	Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,305
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,608
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	587	633
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/23	1,150	1,281
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/24	1,590	1,822
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,378
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,269
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,729
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,975	3,241
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	3.000%	11/15/19	760	760
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/20	470	483
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/21	520	558
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/22	365	404
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/23	785	894
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/24	800	936
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/25	675	810
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/26	1,785	2,187
	University of Minnesota Revenue	5.000%	8/1/22	1,610	1,777
	University of Minnesota Revenue	5.000%	4/1/24	1,145	1,333
	University of Minnesota Revenue	5.000%	9/1/24	1,740	2,051
	University of Minnesota Revenue	5.000%	10/1/24	1,880	2,221
	University of Minnesota Revenue	5.000%	4/1/25	1,210	1,448
	University of Minnesota Revenue	5.000%	10/1/25	2,085	2,530
	University of Minnesota Revenue	5.000%	4/1/26	1,355	1,665
	University of Minnesota Revenue	5.000%	10/1/26	3,250	4,040
					313,698
Mississippi (0.4%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,165	1,226
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,015	2,180
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,560	1,729
	Harrison County MS School District GO	4.000%	6/1/24	1,250	1,396
	Harrison County MS School District GO	4.000%	6/1/25	2,175	2,471
	Jackson MS Public School District GO	5.000%	4/1/22	1,610	1,749
	Jackson MS Public School District GO	5.000%	4/1/26	1,065	1,284
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/23	2,040	2,271
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/24	4,190	4,799
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/25	5,850	6,884
	Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,170	1,255
	Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,610	1,783
	Mississippi Gaming Tax Revenue	5.000%	10/15/23	1,025	1,168
	Mississippi Gaming Tax Revenue	5.000%	10/15/24	1,070	1,254
	Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,085	1,303
	Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,500	1,802
	Mississippi GO	5.000%	11/1/23	18,500	20,587
	Mississippi GO	5.000%	11/1/25	5,000	5,558
1	Mississippi GO PUT, 67% of 1M USD LIBOR + 0.330%	1.691%	9/1/20	9,095	9,098

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mississippi Home Corp. Revenue (Gateway Affordable Communities LP) PUT	2.400%	8/1/21	(Prere.)	2,500	2,548
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/24		2,480	2,820
1	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT, SIFMA Municipal Swap Index Yield + 1.300%	2.420%	8/15/20		7,875	7,889
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21		4,340	4,591
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/23		500	556
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group) PUT	1.800%	12/2/19		1,550	1,550
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/22		550	591
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/24		430	489
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/26		1,515	1,800
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/22		220	242
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23		600	680
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23		750	853
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/24		500	585
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23		6,250	6,518
	West Rankin MS Utility Authority Revenue	5.000%	1/1/23	(4)	275	307
	West Rankin MS Utility Authority Revenue	5.000%	1/1/24	(4)	400	459
	West Rankin MS Utility Authority Revenue	5.000%	1/1/25	(4)	525	619
						102,894
Missouri (0.5%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/21		1,100	1,180
	Boone County MO Hospital Revenue	5.000%	8/1/22		1,370	1,427
	Boone County MO Hospital Revenue	5.000%	8/1/23		2,465	2,597
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/22		350	363
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/23		750	784
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/24		2,345	2,456
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/22		600	641
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/23		1,675	1,833
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/24		1,740	1,948
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/25		1,450	1,659
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/20		1,000	1,022
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/22		785	861
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19		805	805
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20		2,020	2,096
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		5,020	5,913
	Franklin County MO COP	3.000%	4/1/21		335	343
	Franklin County MO COP	3.000%	11/1/21		200	207
	Franklin County MO COP	3.000%	4/1/22		450	468
	Franklin County MO COP	3.000%	11/1/22		205	215
	Franklin County MO COP	3.000%	4/1/23		925	973
	Franklin County MO COP	3.000%	11/1/23		430	456
	Franklin County MO COP	3.000%	4/1/24		475	506
	Franklin County MO COP	3.000%	11/1/24		440	472
	Franklin County MO COP	4.000%	4/1/25		990	1,117
	Franklin County MO COP	4.000%	11/1/25		455	519
	Franklin County MO COP	4.000%	4/1/26		1,035	1,184
	Franklin County MO COP	4.000%	11/1/26		475	549
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22		2,150	2,385
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25		2,315	2,707
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22		1,500	1,622
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23		1,420	1,584
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21		1,275	1,317
	Kansas City MO Special Obligation Revenue	5.000%	10/1/21		1,300	1,393
	Kansas City MO Special Obligation Revenue	5.000%	10/1/21		1,305	1,398
	Kansas City MO Special Obligation Revenue	5.000%	10/1/22		1,320	1,457
	Kansas City MO Special Obligation Revenue	5.000%	10/1/22		1,410	1,557
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21		3,000	3,158
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22		4,955	5,385

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24		1,000	1,153
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/20		1,075	1,099
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/22		1,725	1,852
Lees Summit MO TAN	3.500%	11/1/23		1,065	1,077
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/25		1,255	1,505
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20		1,300	1,334
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Southeast Missouri State University)	5.000%	10/1/25		1,225	1,449
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/20		870	883
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/21		1,420	1,480
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22		3,410	3,775
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/24		1,000	1,174
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/20		3,085	3,117
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Lester E. Cox Obligated Group)	5.000%	11/15/24		1,075	1,258
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/25		1,500	1,774
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/26		1,450	1,756
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/23		17,600	19,308
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/26		555	681
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/26		1,285	1,462
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	4.000%	2/1/20		900	905
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/21		400	416
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/22		1,440	1,542
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/23		1,200	1,320
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/24		750	845
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21		4,380	4,630
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/20		1,000	1,006
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21		6,285	6,555
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22		4,375	4,721
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/23		1,050	1,169
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24		1,000	1,147
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	1/1/26		1,000	1,144
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19		2,500	2,507
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20		1,325	1,353
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20		1,075	1,118
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21		1,400	1,482
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21		1,860	2,002
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22		3,255	3,561
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22		1,735	1,928
Springfield MO Public Utility Revenue	5.000%	8/1/23		3,500	3,990
Springfield MO School District No. R-12 GO	3.000%	3/1/20		480	483
Springfield MO School District No. R-12 GO	3.000%	3/1/21		1,375	1,409
Springfield MO School District No. R-12 GO	3.000%	3/1/23		615	651
Springfield MO School District No. R-12 GO	3.000%	3/1/24		625	671
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship Village Obligated Group)	3.000%	9/1/22		300	306
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/25		1,440	1,717
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/26		1,500	1,827
St. Louis MO Parking Revenue	5.000%	12/15/21	(4)	1,535	1,648
St. Louis MO Parking Revenue	5.000%	12/15/22	(4)	1,010	1,117
					155,864
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23		25,330	25,813
Gallatin County MT High School District No. 7 GO	5.000%	6/1/23		490	556
Gallatin County MT High School District No. 7 GO	5.000%	12/1/23		515	593
Gallatin County MT High School District No. 7 GO	5.000%	6/1/24		530	619
Gallatin County MT High School District No. 7 GO	5.000%	12/1/24		680	806
Gallatin County MT High School District No. 7 GO	5.000%	6/1/25		565	679

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Gallatin County MT High School District No. 7 GO	5.000%	12/1/25		935	1,137
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23		560	633
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24		770	896
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25		375	447
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/22		200	218
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	3.000%	6/1/23		350	368
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/25		380	448
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/21		1,290	1,350
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/22		1,435	1,551
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/23		2,075	2,309
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/24		2,145	2,452
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		625	697
						41,572
Multiple States (1.3%)
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.330%	11/7/19	LOC	16,975	16,975
5,6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.330%	11/8/19		16,220	16,220
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.330%	11/8/19	LOC	26,280	26,280
1,6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	1.330%	11/8/19	LOC	5,500	5,500
6	Federal Home Loan Mortgage Corp. Multifamily Housing VRDO	1.330%	11/8/19	LOC	25,755	25,755
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.470%	11/1/19		14,150	14,150
4	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.220%	11/7/19	LOC	102,500	102,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.470%	11/1/19		38,500	38,500
4	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.190%	11/7/19	LOC	84,200	84,200
4	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	11/7/19	LOC	34,100	34,100
						364,180
Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20		5,000	5,192
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21		3,255	3,494
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/25		6,350	7,404
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		83,515	83,751
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	4.000%	11/1/19		750	750
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/20		1,400	1,447
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/22		1,000	1,103
	Douglas County NE School District No. 17 GO	4.000%	6/15/24		6,715	7,202
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/19		750	750
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/20		600	615
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20		1,350	1,371
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23		1,030	1,156
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43		805	815
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44		2,460	2,595
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45		5,805	6,084
	Nebraska Public Power District Revenue	5.000%	7/1/20		6,600	6,766
	Nebraska Public Power District Revenue	5.000%	1/1/21		4,635	4,840
	Nebraska Public Power District Revenue	5.000%	1/1/21		2,250	2,348
	Nebraska Public Power District Revenue	5.000%	7/1/21		3,200	3,402
	Nebraska Public Power District Revenue	5.000%	1/1/22		1,285	1,390
	Nebraska Public Power District Revenue	5.000%	1/1/23		1,330	1,485
	Nebraska Public Power District Revenue	5.000%	1/1/24		1,750	2,014
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21		1,500	1,562
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/22		4,880	5,251
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23		2,560	2,839
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/24		5,430	6,197
	Omaha NE GO	5.000%	1/15/24		750	867
	Omaha NE GO	5.000%	1/15/25		375	446
	Omaha NE GO	5.000%	1/15/26		500	610
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21		6,420	6,725
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/21		1,535	1,583
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/22		1,000	1,056
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/23		1,700	1,829

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	(ETM)	1,335	1,419
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	(ETM)	1,400	1,542
						177,900
Nevada (0.9%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20		1,165	1,196
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/22		790	861
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/24		750	860
	Clark County NV Airport Improvement Revenue	5.000%	7/1/21		1,865	1,981
	Clark County NV Airport Improvement Revenue	5.000%	7/1/23		4,750	5,379
	Clark County NV Airport Improvement Revenue	5.000%	7/1/24		3,500	4,075
	Clark County NV Airport Improvement Revenue	5.000%	7/1/25		1,235	1,443
	Clark County NV Airport Improvement Revenue	5.000%	7/1/25		3,000	3,585
	Clark County NV Airport Improvement Revenue	5.000%	7/1/26		9,065	11,073
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22		1,715	1,884
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/24		1,040	1,213
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/25		1,155	1,382
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/26		1,125	1,379
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20		3,000	3,075
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21		3,000	3,189
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22		3,060	3,362
	Clark County NV School District GO	5.000%	6/15/20		3,125	3,194
	Clark County NV School District GO	5.000%	6/15/20		520	531
	Clark County NV School District GO	5.000%	6/15/21		4,515	4,773
	Clark County NV School District GO	5.000%	6/15/21		7,110	7,517
	Clark County NV School District GO	5.000%	6/15/21	(4)	3,390	3,584
	Clark County NV School District GO	5.000%	6/15/22		5,530	6,036
	Clark County NV School District GO	5.000%	6/15/22		1,255	1,370
	Clark County NV School District GO	5.000%	6/15/22	(4)	3,555	3,880
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,695	4,156
	Clark County NV School District GO	5.000%	6/15/23		5,820	6,546
	Clark County NV School District GO	5.000%	6/15/23		1,760	1,950
	Clark County NV School District GO	5.000%	6/15/23		7,835	8,813
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,735	4,201
	Clark County NV School District GO	4.000%	6/15/24	(4)	3,625	3,987
	Clark County NV School District GO	5.000%	6/15/24	(4)	3,880	4,490
	Clark County NV School District GO	5.000%	6/15/24		3,505	4,056
	Clark County NV School District GO	5.000%	6/15/24		8,230	9,523
	Clark County NV School District GO	5.000%	6/15/24		2,280	2,638
	Clark County NV School District GO	5.000%	6/15/24	(4)	7,840	9,072
	Clark County NV School District GO	5.000%	6/15/25	(4)	8,145	9,653
	Clark County NV School District GO	5.000%	6/15/25		8,640	10,240
	Clark County NV School District GO	5.000%	6/15/25	(4)	8,235	9,760
	Clark County NV School District GO	5.000%	6/15/25		1,760	2,086
	Clark County NV School District GO	5.000%	6/15/26	(4)	8,555	10,350
	Clark County NV School District GO	5.000%	6/15/26		9,075	10,979
	Clark County NV School District GO	5.000%	6/15/26		6,760	8,094
	Clark County NV School District GO	5.000%	6/15/26	(4)	8,545	10,338
	Humboldt County NV Pollution Control Revenue (Idaho Power Co.)	1.450%	12/1/24		6,300	6,230
4	Las Vegas NV Convention & Visitors Authority TOB VRDO	1.200%	11/7/19		6,665	6,665
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21		1,000	1,062
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22		1,570	1,724
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22		250	274
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23		1,190	1,348
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23		600	680
	Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/23		600	680
	Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/24		500	583
	Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/25		600	717
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/24		2,680	3,128
	North Las Vegas NV GO	5.000%	6/1/24	(4)	2,810	3,255
	North Las Vegas NV GO	5.000%	6/1/25	(4)	2,950	3,501
	North Las Vegas NV GO	5.000%	6/1/26	(4)	3,095	3,761
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/21		120	122
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/22		155	158
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/23		125	128
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/24		125	128
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.750%	6/1/25		150	156
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.750%	6/1/26		185	193
	Reno NV Capital Improvement Revenue	5.000%	6/1/25	(4)	500	589
	Reno NV Capital Improvement Revenue	5.000%	6/1/26	(4)	500	602
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21		500	528
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21	(4)	320	337

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/22	(4)	335	363
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23		455	509
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23	(4)	355	395
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/24		250	287
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/25		485	571
	Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22		9,500	9,873
						256,301
New Hampshire (0.1%)
	Manchester NH General Airport Revenue	5.000%	1/1/22		6,820	7,329
	New Hampshire Business Finance Authority Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23		5,480	5,717
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21		1,250	1,332
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22		925	1,016
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23		1,675	1,892
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/22		565	621
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/23		400	454
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/24		1,000	1,168
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/22		2,070	2,211
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/23		2,355	2,568
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	5.000%	10/1/24		1,910	2,212
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/25		1,810	2,044
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/24		1,015	1,158
						29,722
New Jersey (3.8%)
	Aberdeen NJ GO	3.000%	3/6/20		13,233	13,306
	Atlantic City NJ GO	5.000%	11/1/19		3,315	3,315
	Atlantic City NJ GO	5.000%	12/1/19		6,995	7,004
	Atlantic City NJ GO	5.000%	11/1/20		4,025	4,091
	Atlantic City NJ GO	5.000%	12/1/20		7,185	7,313
	Atlantic City NJ GO	5.000%	3/1/21	(15)	300	313
	Atlantic City NJ GO	5.000%	11/1/21		3,020	3,118
	Atlantic City NJ GO	5.000%	12/1/21		2,405	2,486
	Atlantic City NJ GO	5.000%	3/1/23	(15)	500	555
	Atlantic City NJ GO	5.000%	3/1/23	(4)	1,250	1,386
	Atlantic City NJ GO	5.000%	3/1/24	(15)	300	342
	Atlantic City NJ GO	5.000%	3/1/24	(4)	1,300	1,482
	Atlantic City NJ GO	5.000%	3/1/25	(15)	800	935
	Atlantic City NJ GO	5.000%	3/1/25	(4)	750	877
	Atlantic City NJ GO	5.000%	3/1/26	(4)	615	735
	Atlantic County NJ GO	3.000%	10/1/22	(15)	810	851
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/20		2,290	2,312
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/21		2,460	2,567
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/22		2,295	2,474
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/26		2,715	3,075
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27		2,000	2,260
	Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/22		1,120	1,239
	East Orange NJ GO	4.000%	9/15/26	(4)	525	606
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		1,475	1,526
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22	(15)	1,095	1,207
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20		1,800	1,843
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21		2,800	2,969
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22		1,225	1,340
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/24	(4)	1,250	1,466
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/25	(4)	1,835	2,209
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/26	(4)	1,300	1,601
4	Inspira Health Obligated Group NJ TOB VRDO	1.240%	11/7/19		1,975	1,975
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/21		2,000	2,085
	New Jersey Building Authority Revenue	5.000%	6/15/23		160	178
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/22		2,885	3,097
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/23		535	585
	New Jersey Economic Development Authority Revenue	5.000%	12/15/19	(ETM)	4,805	4,826

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	5.000%	12/15/19		12,250	12,299
New Jersey Economic Development Authority Revenue	5.000%	6/15/20		1,000	1,021
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		5,405	5,706
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		2,000	2,112
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		62,870	68,281
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		10,000	10,861
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		3,055	3,318
New Jersey Economic Development Authority Revenue	5.000%	11/1/22		750	823
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		6,395	7,121
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		16,000	17,818
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		4,000	4,454
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		7,750	8,630
New Jersey Economic Development Authority Revenue	5.000%	6/15/24		4,000	4,550
New Jersey Economic Development Authority Revenue	5.000%	6/15/24		1,630	1,854
New Jersey Economic Development Authority Revenue	5.000%	6/15/25		2,500	2,890
New Jersey Economic Development Authority Revenue	4.000%	11/1/25		505	553
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20		8,425	8,601
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22		4,400	4,645
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23	(15)	7,000	7,823
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24	(15)	2,705	2,825
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC)	5.000%	1/1/23		500	541
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC)	5.000%	1/1/25		1,950	2,187
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	5,000	5,023
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	(ETM)	910	921
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20		8,325	8,419
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20		3,000	3,064
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20		500	511
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	5,650	5,823
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20		2,095	2,155
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20	(2)	9,670	10,070
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	13,480	14,182
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		150	157
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		830	894
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		1,580	1,653
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22		4,990	5,236
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		6,545	6,866
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		10,525	11,541
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25		340	393
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	15,000	18,056
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26		3,380	3,703
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		13,785	15,805
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	15,000	18,180
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		3,460	3,778
New Jersey Economic Development Authority Revenue State Capitol Joint Management Commission)	5.000%	6/15/24		2,945	3,350
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/25		8,200	9,479
New Jersey Economic Development Authority Revenue (State Police Barracks Project)	5.000%	6/15/23		200	223
New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/22		1,315	1,364
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/21	(4)	1,850	1,921
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/22	(4)	2,000	2,123
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/23	(4)	2,800	3,132
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/24	(4)	1,155	1,328
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25	(4)	1,105	1,301
New Jersey Economic Development Authority Revenue (United Methodist Homes of New Jersey Obligated Group)	4.000%	7/1/20		780	789
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/19		7,705	7,705
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20		405	412
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21		500	530
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22		730	800
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23		1,000	1,126
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	(15)	3,955	4,461
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/23		465	518
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/24		4,640	5,278

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/25		4,000	4,527
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/25		1,685	2,012
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/23		3,125	3,554
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21		440	466
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/25	(15)	1,790	2,108
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project	5.000%	9/15/24		8,000	8,944
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21	(Prere.)	3,550	3,741
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/23		2,710	2,974
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/24		1,030	1,197
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25		1,900	2,263
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/26		2,170	2,638
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/25		15,000	17,879
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/26		7,000	8,532
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		2,120	2,249
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25		2,100	2,147
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/20		700	721
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/21		1,250	1,332
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/22		1,500	1,643
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/24		3,380	3,871
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/20		140	143
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/21		220	234
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/22		300	329
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/23		240	271
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24		3,000	3,477
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24		300	348
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/25		250	297
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/26		2,400	2,911
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21		1,000	1,062
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22		1,500	1,648
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23		2,000	2,265
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20		1,000	1,015
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21		1,000	1,053
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22		1,500	1,625
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23		3,000	3,337
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	5.000%	7/1/20		1,000	1,016
New Jersey Health Care Facilities Financing Authority Revenue (St Joseph’s Healthcare System Obligated Group)	5.000%	7/1/26		1,555	1,842
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	5.000%	7/1/21		325	338
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/23		955	1,067
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/21	(4)	1,000	1,055
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/25	(4)	2,380	2,789
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/26	(4)	1,800	2,103
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		4,700	5,645
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		2,700	3,312
New Jersey Higher Education Assistance Authority Student Loan Revenue	2.375%	12/1/29		12,920	13,039
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20		4,680	4,701
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (GK Preservation LLC) PUT	2.450%	10/1/20		3,750	3,784
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Pilgrim Baptist Village I & II Project) PUT	1.500%	9/1/21		2,900	2,906
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.500%	10/1/48		19,500	21,614
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/20		625	641
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/21		2,000	2,127
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/22		3,250	3,551
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/23		5,460	6,115
New Jersey Sports & Exposition Authority Revenue	5.250%	12/15/23	(4)	4,315	4,954
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/24		11,270	12,883
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/25		1,465	1,701
New Jersey Transportation Corp. GAN	5.000%	9/15/20		22,550	23,254
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20		300	305
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20		18,660	19,066
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		9,075	9,588
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		5,000	5,283

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		10,050	10,942
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		8,335	9,075
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		10,125	11,332
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		8,250	9,233
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		5,000	5,737
	New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22	(4)	1,125	1,256
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24		5,000	5,765
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/25		1,110	1,231
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/25		14,000	16,385
	New Jersey Transportation Trust Fund Authority Revenue	4.250%	6/15/26		190	209
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20		11,000	11,235
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		12,550	13,250
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		1,295	1,367
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		2,890	3,143
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23		2,500	2,789
1	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	2.320%	12/15/21		24,000	24,139
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19		850	852
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		31,245	31,369
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		200	201
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		14,635	14,947
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,000	5,211
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,800	6,045
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		970	1,046
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,750	4,166
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	1,135	1,262
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	5,445	6,053
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(14)	22,000	24,621
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	4,175	4,691
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	4,000	4,574
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23		475	537
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	(2)	230	262
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		100	114
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	1,810	1,581
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		10,000	8,390
4	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.320%	11/7/19	(2)LOC	18,331	18,331
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	(ETM)	145	146
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20		620	624
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21		1,000	1,044
	New Jersey Turnpike Authority Revenue	5.000%	1/1/25		3,540	4,193
1	New Jersey Turnpike Authority Revenue PUT, 70% of 1M USD LIBOR + 0.460%	1.882%	1/1/21		22,065	22,087
4	New Jersey Turnpike Authority Revenue TOB VRDO	1.270%	11/7/19		6,000	6,000
1	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.340%	1.762%	1/1/21		2,500	2,502
1	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.902%	1/1/22		3,495	3,505
1	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.902%	1/1/22		4,530	4,543
	North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25	(14)(ETM)	9,000	8,208
	Ocean City NJ General Improvement GO	4.000%	9/15/26		2,780	3,244
	Plainfield NJ Board of Education GO	5.000%	8/1/26	(15)	2,115	2,585
	Rutgers State University New Jersey Revenue	5.000%	5/1/20		2,000	2,038
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		805	833
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		2,145	2,218
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/21		850	907
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22		895	984
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		935	1,056
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	(4)	485	565
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25	(4)	530	632
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/26	(4)	1,090	1,322
	Sparta Township NJ Board of Education GO	5.000%	2/15/21		1,030	1,080
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20		2,030	2,070
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21		3,550	3,740
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		3,500	3,799
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23		3,025	3,373
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/24		8,010	9,163
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25		11,140	13,039
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		16,995	17,364
	Toms River NJ Board of Education GO	2.000%	7/15/27		1,810	1,813
	Trenton NJ GO	4.000%	7/15/22	(4)	2,080	2,220
	Trenton NJ GO	4.000%	7/15/23	(4)	1,555	1,682
	Trenton NJ GO	5.000%	8/1/23	(4)	705	790
	Trenton NJ GO	5.000%	8/1/24	(4)	695	799
	Trenton NJ GO	5.000%	8/1/25	(4)	1,650	1,944

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Union County NJ GO	5.000%	2/15/21		5,615	5,891
	Union County NJ GO	5.000%	2/15/22		6,275	6,825
						1,104,393
New Mexico (0.9%)
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		2,000	2,051
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		3,225	3,307
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		1,800	1,851
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		6,695	6,885
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		1,130	1,205
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		5,450	5,813
	New Mexico Finance Authority Revenue	5.000%	6/15/24		1,845	2,157
	New Mexico Finance Authority Revenue	5.000%	6/1/25		1,475	1,768
	New Mexico Finance Authority Revenue	5.000%	6/15/25		1,110	1,332
	New Mexico Finance Authority Revenue	5.000%	6/1/26		3,385	4,149
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		3,750	4,118
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		29,695	33,683
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/24		99,540	116,389
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/25		13,765	14,705
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/25		9,205	11,046
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/21		1,640	1,746
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		53,040	62,047
5	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	2.250%	5/15/24		300	300
						274,552
New York (12.5%)
5	Albany County NY GO	5.000%	11/1/22		965	1,040
5	Albany County NY GO	5.000%	11/1/23		765	850
5	Albany County NY GO	5.000%	11/1/24		795	908
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/21		500	536
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/22		1,000	1,106
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/24	(4)	1,000	1,172
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/22		500	543
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/23		600	666
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21		1,400	1,481
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22		2,275	2,476
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23		2,970	3,319
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24		2,130	2,435
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25		2,000	2,336
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27		4,250	5,067
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20		1,265	1,303
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21		1,355	1,434
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/26		450	533
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/24		1,055	1,220
	Copiague NY Union Free School District GO	2.000%	6/25/20		12,500	12,562
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/20		1,000	1,024
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21		300	317
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22		300	327
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23		350	393
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24		350	403
	Elwood NY Union Free School District TANS	2.000%	6/26/20		6,750	6,785
	Geneva NY BAN	2.500%	5/7/20		10,422	10,484
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21		430	455
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21		250	265
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/22		265	290
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23		1,435	1,612
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23		275	309
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/24		290	334
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25		800	941
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25		305	359
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/26		320	383
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27		335	408
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20		1,295	1,336
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,295	1,386
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,000	1,070
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22		750	829
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22		2,055	2,271
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23		1,010	1,150
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24		750	879
	Long Island NY Power Authority Electric System Revenue	0.000%	12/1/26	(4)	2,375	2,080
	Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24		45,000	45,098

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Transportation Authority NY BAN	4.000%	9/1/20		43,520	44,455
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/20		4,825	4,968
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		2,075	2,186
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		36,425	38,369
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/21		62,800	66,800
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22		102,685	111,548
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30		4,025	4,427
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22		42,760	47,321
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/8/19		6,000	7,005
1	Metropolitan Transportation Authority NY Revenue PUT, 67% of 1M USD LIBOR + 0.650%	2.011%	7/1/21		38,310	38,453
1	Metropolitan Transportation Authority NY Revenue PUT, 69% of 1M USD LIBOR + 0.300%	1.702%	4/1/21	(4)	33,375	33,378
1	Metropolitan Transportation Authority NY Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	1.620%	3/1/22		14,125	14,126
5	Metropolitan Transportation Authority NY Revenue VRDO	5.000%	11/8/19		20,000	23,223
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/24		1,400	1,636
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/25		1,700	2,044
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21		745	794
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21		1,350	1,439
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22		480	529
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22		1,930	2,129
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23		1,100	1,254
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23		1,115	1,271
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		720	873
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		400	485
	Nassau County NY GO	5.000%	4/1/20		14,340	14,561
	Nassau County NY GO	5.000%	4/1/21		11,075	11,659
	Nassau County NY GO	5.000%	1/1/22		9,685	10,467
	Nassau County NY GO	5.000%	7/1/25	(4)	1,860	2,227
	Nassau County NY GO	5.000%	7/1/26	(4)	1,000	1,224
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		4,670	4,777
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/20		1,660	1,698
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/20		170	174
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21		1,865	1,971
	New York City Health & Hospital Corp. Revenue	5.000%	2/15/22		1,900	1,921
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20		600	613
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21		1,000	1,058
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22		810	883
	New York City NY GO	5.000%	8/1/20		4,500	4,629
	New York City NY GO	5.000%	8/1/20		20,000	20,571
	New York City NY GO	5.000%	8/1/20		15,475	15,917
	New York City NY GO	5.000%	10/1/20		4,375	4,528
	New York City NY GO	5.000%	8/1/21		12,195	13,000
	New York City NY GO	5.000%	8/1/21		2,040	2,175
	New York City NY GO	5.000%	8/1/21		4,000	4,264
	New York City NY GO	5.000%	8/1/21		6,240	6,652
	New York City NY GO	5.000%	8/1/21		10,000	10,660
	New York City NY GO	5.000%	8/1/21		5,890	6,279
	New York City NY GO	5.000%	8/1/21		17,280	18,420
	New York City NY GO	5.000%	8/1/21		9,150	9,754
	New York City NY GO	5.000%	8/1/21		23,000	24,518
	New York City NY GO	5.000%	8/1/21		11,990	12,781
	New York City NY GO	5.000%	8/1/22		40,950	45,185
	New York City NY GO	5.000%	8/1/22		1,510	1,666
	New York City NY GO	5.000%	8/1/22		4,050	4,469
	New York City NY GO	5.000%	8/1/22		14,715	16,237
	New York City NY GO	5.000%	8/1/22		4,435	4,894
	New York City NY GO	5.000%	8/1/22		5,085	5,611
	New York City NY GO	5.000%	8/1/22		12,980	14,323
	New York City NY GO	5.000%	8/1/22		6,165	6,803
	New York City NY GO	5.000%	8/1/22		23,580	26,019
	New York City NY GO	5.000%	8/1/23		10,030	11,419
	New York City NY GO	5.000%	8/1/23		14,930	16,997
	New York City NY GO	5.000%	8/1/23		2,455	2,795
	New York City NY GO	5.000%	8/1/23		20,105	22,888
	New York City NY GO	5.000%	8/1/23		21,030	23,941

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	8/1/23		31,445	35,798
	New York City NY GO	5.000%	8/1/24		3,565	4,179
	New York City NY GO	5.000%	8/1/24		3,335	3,909
	New York City NY GO	5.000%	8/1/24		6,330	7,420
	New York City NY GO	5.000%	8/1/24		5,565	6,523
	New York City NY GO	5.000%	8/1/24		32,670	38,294
	New York City NY GO	5.000%	8/1/24		1,215	1,424
	New York City NY GO	5.000%	8/1/24		43,705	51,228
	New York City NY GO	5.000%	8/1/25		3,285	3,956
	New York City NY GO	5.000%	8/1/25		4,010	4,553
	New York City NY GO	5.000%	8/1/25		1,755	1,992
	New York City NY GO	5.000%	8/1/25		2,300	2,770
	New York City NY GO	5.000%	8/1/25		22,880	27,552
	New York City NY GO	5.000%	8/1/25		49,430	59,523
	New York City NY GO	5.000%	8/1/26		9,610	10,571
	New York City NY GO	5.000%	8/1/26		3,000	3,693
	New York City NY GO	5.000%	8/1/26		4,810	5,291
	New York City NY GO	5.000%	8/1/27		5,770	6,241
	New York City NY GO	5.000%	8/1/27		9,990	10,983
	New York City NY GO PUT	5.000%	2/1/24		30,000	33,899
4	New York City NY GO TOB VRDO	1.370%	11/1/19	LOC	20,835	20,835
	New York City NY GO VRDO	1.300%	11/1/19		3,500	3,500
	New York City NY GO VRDO	1.300%	11/1/19		8,150	8,150
	New York City NY GO VRDO	1.380%	11/1/19		20,000	20,000
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21		3,075	3,227
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/25		12,625	12,759
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20		4,760	4,879
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21		8,350	8,352
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22		17,250	17,468
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.350%	7/1/22		3,800	3,850
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.750%	7/3/23		11,125	11,165
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.100%	7/3/23		1,750	1,771
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		42,500	44,165
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		3,950	4,105
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20		5,750	5,751
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20		3,215	3,215
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21		7,750	7,784
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26	(12)	5,000	4,431
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/24		3,205	3,765
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		20,000	23,705
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21		19,665	21,186
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	(ETM)	1,500	1,541
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	(ETM)	1,520	1,623
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	(ETM)	4,585	5,069
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24		1,055	1,237
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		8,560	8,560
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20		6,470	6,530
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20		8,925	9,008
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		3,090	3,208
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		9,015	9,702
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		7,990	8,599
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		6,040	6,725
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		1,535	1,664
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32		1,225	1,418
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.300%	11/1/19		4,605	4,605
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.120%	11/7/19	LOC	45,690	45,690
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/24		5,545	6,527
4	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.370%	11/1/19	LOC	12,030	12,030
4	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.370%	11/1/19	LOC	22,500	22,500
	New York City NY Transitional Finance Authority Revenue	5.000%	2/1/24		1,200	1,301
	New York Convention Center Development Corp. Revenue	5.000%	11/15/21		2,025	2,181
	New York Convention Center Development Corp. Revenue	5.000%	11/15/22		1,060	1,180
	New York Convention Center Development Corp. Revenue	5.000%	11/15/24		1,040	1,218
4	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.420%	11/7/19		4,464	4,464
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		2,530	2,533
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		4,725	4,730

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		1,100	1,101
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19	(14)	5,000	5,006
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,560	1,619
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		5,000	5,189
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		1,000	1,143
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		35,310	40,365
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,785	3,081
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		27,915	32,783
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		25,035	30,105
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		2,360	2,608
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		2,160	2,381
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19	(ETM)	835	836
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19		165	165
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20		4,600	4,788
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	(ETM)	1,025	1,067
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20		1,375	1,427
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		75,240	81,693
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		3,110	3,460
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	6/1/22		435	434
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund), SIFMA Municipal Swap Index Yield + 0.950%	2.070%	11/1/19		9,300	9,300
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		16,535	16,562
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19		3,500	3,504
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20		54,175	54,710
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20		11,000	11,217
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20		50,050	51,861
1	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.650%	2.011%	7/1/21		4,415	4,431
1	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.700%	2.061%	2/1/20		9,500	9,516
1	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.570%	1.972%	4/6/20	(4)	7,000	7,015
1	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.680%	2.082%	4/6/21	(4)	350	352
1	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	11/15/22		10,000	9,979
1	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.580%	1.700%	6/1/20		89,350	89,371
	New York State Dormitory Authority Revenue	5.000%	3/15/24		42,500	49,468
	New York State Dormitory Authority Revenue	5.000%	7/1/24		2,000	2,352
	New York State Dormitory Authority Revenue	5.000%	10/1/24		5,000	5,902
	New York State Dormitory Authority Revenue	5.000%	3/15/25		3,935	4,436
	New York State Dormitory Authority Revenue	5.000%	7/1/25		2,000	2,421
	New York State Dormitory Authority Revenue	5.000%	10/1/25		5,000	6,064
	New York State Dormitory Authority Revenue	5.000%	10/1/25	(4)	3,500	4,254
	New York State Dormitory Authority Revenue (Culinary Institute of America)	4.500%	7/1/24		745	821
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22		8,500	9,370
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23		6,590	7,508
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20		5,000	5,094
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21		2,265	2,407
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22		4,090	4,495
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/24		2,000	2,314
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/25		3,535	4,188
	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22		5,995	6,146
	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26		2,275	2,331
	New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.000%	7/1/21		1,260	1,292
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21		2,400	2,551
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27		2,650	3,070
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23		2,170	2,472
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21		2,555	2,696
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22		2,440	2,663
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/20		1,000	1,025
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/21		1,200	1,257
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/22		1,000	1,099
	New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	(ETM)	45	46
	New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20		1,695	1,717
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/24		380	422
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20		4,000	4,043
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20		9,550	9,839
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		33,395	35,144
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		12,620	13,281
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21		7,710	8,187
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		50,990	59,154

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		58,640	68,028
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		12,000	13,956
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		56,870	67,850
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	(ETM)	15	18
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		23,150	27,685
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		3,440	4,212
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		41,475	50,879
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		30,000	36,802
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		5,705	6,357
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		5,000	5,598
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		6,700	7,833
New York State Dormitory Authority Revenue (Personal Income Tax) VRDO	1.170%	11/8/19		15,650	15,650
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(15)	1,690	1,749
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(4)	1,200	1,242
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(15)	1,725	1,851
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22		19,425	20,992
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22		11,525	12,465
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		4,080	4,523
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		3,335	3,702
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23		4,575	5,056
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23		4,460	4,929
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		7,560	8,661
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		10,595	12,146
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/24		2,285	2,579
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		6,060	7,137
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		3,000	3,533
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		2,800	3,305
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		2,040	2,469
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		1,930	2,341
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/20		220	224
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/21		245	260
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/22		450	483
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/23		250	283
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/21		1,060	1,124
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/22		500	548
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/23		1,145	1,293
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		60,050	63,194
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		2,900	3,162
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	(ETM)	5	6
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		37,485	44,871
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.) PUT	2.625%	7/3/23		30,000	30,995
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		14,000	15,061
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		23,900	25,712
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		10,000	10,758
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/26		3,185	3,460
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20		3,000	3,072
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20		9,420	9,425
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20		1,620	1,621
New York State Housing Finance Agency Affordable Housing Revenue	1.350%	5/1/21		7,115	7,109
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		2,935	2,940
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		3,500	3,506
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		2,510	2,530
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,755	1,769
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		5,000	5,039
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,300	1,310
New York State Housing Finance Agency Affordable Housing Revenue	2.500%	5/1/22		4,215	4,242
New York State Housing Finance Agency Affordable Housing Revenue	2.550%	11/1/22		3,040	3,069
New York State Housing Finance Agency Affordable Housing Revenue	2.050%	5/1/23		3,125	3,148
New York State Housing Finance Agency Affordable Housing Revenue	2.100%	5/1/23		1,000	1,006
New York State Housing Finance Agency Affordable Housing Revenue	2.650%	5/1/23		6,140	6,238
New York State Housing Finance Agency Affordable Housing Revenue	2.125%	11/1/23		1,250	1,263
New York State Housing Finance Agency Affordable Housing Revenue	2.700%	11/1/23		2,500	2,584
New York State Housing Finance Agency Affordable Housing Revenue PUT	1.800%	5/1/20		2,405	2,405
New York State Housing Finance Agency Affordable Housing Revenue PUT	1.875%	11/1/21		1,625	1,627
New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22		6,870	6,905
New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22		8,570	8,607

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Housing Finance Agency Revenue	1.100%	11/1/19		1,000	1,000
	New York State Housing Finance Agency Revenue	1.250%	5/1/20		7,500	7,497
	New York State Housing Finance Agency Revenue	1.375%	11/1/22		1,875	1,871
5	New York State Housing Finance Agency Revenue	1.450%	5/1/23		2,500	2,501
5	New York State Housing Finance Agency Revenue	1.450%	5/1/23		1,150	1,150
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		7,500	7,513
5	New York State Housing Finance Agency Revenue	1.500%	11/1/23		1,250	1,250
5	New York State Housing Finance Agency Revenue	1.550%	5/1/24		2,250	2,251
	New York State Mortgage Agency Homeowner Mortgage Revenue	4.000%	4/1/40		3,580	3,834
	New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41		315	321
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.500%	10/1/47		11,590	12,225
	New York State Thruway Authority Revenue	5.000%	1/1/20		1,500	1,509
	New York State Thruway Authority Revenue	5.000%	1/1/21		2,465	2,574
	New York State Thruway Authority Revenue	5.000%	1/1/22		1,550	1,678
	New York State Thruway Authority Revenue	5.000%	1/1/22		6,200	6,710
	New York State Thruway Authority Revenue	5.000%	1/1/24		3,980	4,582
	New York State Thruway Authority Revenue	5.000%	1/1/25		3,305	3,915
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		23,430	23,761
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		24,925	26,230
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		10,625	11,181
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		50,035	52,655
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		45,845	49,999
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		25,065	27,336
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		8,040	9,011
4	New York State Urban Development Corp. Revenue TOB VRDO	1.150%	11/8/19		1,860	1,860
4	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.200%	11/7/19	LOC	24,000	24,000
4	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.160%	11/8/19	LOC	6,300	6,300
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/20		285	287
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/21		300	312
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/22		315	338
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/23		330	365
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/24		345	391
	Oyster Bay NY GO	5.000%	1/15/20	(15)	3,105	3,128
	Oyster Bay NY GO	5.000%	8/15/20	(15)	4,350	4,479
	Schenectady NY BAN	2.500%	5/8/20		9,565	9,623
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		835	854
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		9,040	9,577
	Suffolk County NY GO	5.000%	2/1/21	(4)	4,580	4,786
	Suffolk County NY GO	4.000%	10/15/21	(4)	2,035	2,140
	Suffolk County NY GO	5.000%	5/15/22	(4)	10,310	11,248
	Suffolk County NY GO	5.000%	5/15/23	(4)	10,845	12,189
	Suffolk County NY GO	4.000%	10/15/24	(4)	4,640	5,209
	Suffolk County NY GO	5.000%	10/15/24	(4)	2,945	3,446
	Suffolk County NY GO	4.000%	10/15/25	(4)	4,730	5,388
	Suffolk County NY GO	5.000%	4/1/26	(15)	1,565	1,888
	Suffolk County NY GO	4.000%	10/15/26	(4)	4,820	5,566
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		900	918
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		4,435	4,681
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		3,500	3,631
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		4,000	4,355
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23		10,000	11,206
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23		5,000	5,333
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24		9,570	10,998
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		4,990	5,972
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27		2,030	2,472
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22	(Prere.)	5,270	5,754
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20		500	520
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22		850	949
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/26		7,795	8,813
1	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.350%	1.711%	12/3/19		1,875	1,875
1	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.500%	1.861%	11/15/21		5,705	5,697
1	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of SOFR + 0.500%	1.713%	11/1/19		5,000	5,028
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/20		535	551
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21		645	686
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22		1,055	1,158
	Valley Stream NY Union Free School District No. 13 GO	2.000%	9/4/20		7,500	7,543
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21		4,800	5,120
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25		2,000	2,129
	Westchester County NY Local Development Corp. Revenue (Westchester County Health Care Corp.)	5.000%	11/1/24		1,230	1,417
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/20		335	346

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/23		1,610	1,783
	Yonkers NY GO	3.000%	8/15/20		1,115	1,132
						3,626,211
North Carolina (1.4%)
	Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/23		300	343
	Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/24		400	471
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21		6,070	6,438
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22		4,085	4,482
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	6/1/23		1,000	1,132
	Charlotte NC Airport Revenue	4.000%	7/1/23		1,175	1,293
	Charlotte NC Airport Revenue	5.000%	7/1/23		460	523
	Charlotte NC Airport Revenue	5.000%	7/1/24		580	680
	Charlotte NC Airport Revenue	5.000%	7/1/24		1,565	1,834
	Charlotte NC GO	5.000%	7/1/26		11,140	12,261
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/22		4,275	4,623
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/22		375	406
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/23		295	330
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/24		14,330	16,473
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/24		1,875	2,158
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/25		650	769
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/26		510	619
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/22		13,000	14,071
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/23		23,000	25,642
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.570%	12/1/21		21,000	20,973
	Fayetteville NC Metropolitan Housing Authority Revenue PUT	1.950%	1/1/21		2,960	2,978
	Guilford County NC GO	5.000%	5/1/24		4,920	5,744
	Guilford County NC GO	5.000%	3/1/25		18,855	22,555
	Guilford County NC GO	5.000%	5/1/25		10,390	12,488
	Mecklenburg County NC COP	5.000%	10/1/21		4,100	4,399
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21		3,200	3,386
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/22		1,020	1,109
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/23		1,140	1,264
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/24		2,115	2,398
	North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue (Republic Services, Inc. Project) PUT	1.300%	12/3/19		21,500	21,502
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	(ETM)	2,500	2,515
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	(ETM)	13,050	13,129
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	7/1/22	(Prere.)	8,500	9,350
	North Carolina GAN	5.000%	3/1/21		4,300	4,514
	North Carolina GAN	5.000%	3/1/22		2,270	2,467
	North Carolina GAN	5.000%	3/1/22		3,890	4,228
	North Carolina GAN	5.000%	3/1/23		8,500	9,541
	North Carolina GAN	5.000%	3/1/24		8,265	9,563
	North Carolina GAN	5.000%	3/1/25		12,175	14,460
	North Carolina GAN	5.000%	3/1/26		11,205	13,632
	North Carolina Housing Finance Agency Homeownership Revenue	4.000%	1/1/50		10,000	10,928
	North Carolina Housing Finance Agency Revenue	4.000%	7/1/47		8,120	8,690
	North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/20		7,885	8,143
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/22		900	997
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/23		1,885	2,152
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/24		2,135	2,507
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/25		1,425	1,712
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/26		1,545	1,890

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group) PUT	2.200%	12/1/22		13,500	13,686
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	1.100%	11/7/19		23,200	23,200
4	North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	1.440%	11/7/19		6,300	6,300
1	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	5/28/20		11,095	11,095
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	4.000%	6/1/20		500	507
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	4.000%	1/1/25		255	277
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	4.000%	1/1/26		245	268
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/27		565	659
	North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24		500	502
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21		375	394
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22		1,105	1,185
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23		800	876
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24		920	1,026
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/24		1,000	1,112
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/23		510	574
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/24		1,250	1,437
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/25		890	1,019
	North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/22	(Prere.)	8,125	8,777
	North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/26		2,500	3,033
	North Carolina Revenue	5.000%	5/1/26		7,525	9,242
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22		850	913
	North Carolina Turnpike Authority Revenue	5.000%	1/1/23		1,650	1,827
	North Carolina Turnpike Authority Revenue	5.000%	1/1/24	(4)	1,270	1,447
	North Carolina Turnpike Authority Revenue	5.000%	1/1/25		1,250	1,458
						404,576
North Dakota (0.0%)
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(ETM)	650	690
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,200	1,273
	North Dakota Housing Finance Agency Revenue	4.000%	1/1/38		3,095	3,241
						5,204
Ohio (3.5%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/25		3,475	3,764
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/23		1,605	1,823
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/26		500	607
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20		1,220	1,270
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31		1,685	1,835
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23		3,485	3,794
4	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.250%	11/7/19		7,500	7,500
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/20		895	919
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21		4,260	4,525
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22		3,775	4,140
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23		9,010	10,173
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/24		14,935	17,319
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/25		25,070	29,792
	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22		12,200	13,286
1	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT, SIFMA Municipal Swap Index Yield + 0.750%	1.870%	5/1/20		25,000	25,014
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20		7,000	7,072
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21		16,345	17,110
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22		12,035	13,062
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23		22,470	22,703
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24		12,385	12,513
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25		5,000	5,051
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20		2,145	2,167
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21		300	314
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23		500	560
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23		3,000	3,358
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/24		3,835	4,418
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/25		7,010	8,292
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21		8,000	8,068
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22		540	585
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23		425	475

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24		370	425
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		3,050	3,504
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20		16,310	16,477
American Municipal Power Ohio Inc. Revenue PUT	2.300%	2/15/22		23,500	23,864
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21		1,000	1,072
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22		830	917
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/23		2,210	2,511
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/24		2,640	3,077
Bowling Green State University Ohio Revenue	5.000%	6/1/23		175	197
Bowling Green State University Ohio Revenue	5.000%	6/1/24		325	376
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	3,415	3,562
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20		700	721
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/22		400	425
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/23		420	453
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/24		650	711
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/22		1,005	1,113
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/23		1,580	1,798
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/24		500	584
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25		950	1,134
Cincinnati OH City School District COP	5.000%	12/15/22		1,365	1,519
Cincinnati OH GO	4.000%	12/1/19		300	301
Cincinnati OH GO	5.000%	12/1/22		300	335
Cincinnati OH GO	5.000%	12/1/23		2,110	2,428
Cincinnati OH GO	5.000%	12/1/24		1,700	2,014
Cincinnati OH Water System Revenue	5.000%	12/1/25		1,775	2,162
Cleveland OH Airport System Revenue	5.000%	1/1/20		1,500	1,509
Cleveland OH Airport System Revenue	5.000%	1/1/21	(4)	455	475
Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	450	486
Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	1,635	1,765
Cleveland OH Airport System Revenue	5.000%	1/1/22	(Prere.)	1,000	1,081
Cleveland OH Airport System Revenue	5.000%	1/1/23	(4)	1,120	1,248
Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	3,150	3,616
Cleveland OH GO	4.000%	12/1/20		300	309
Cleveland OH GO	5.000%	12/1/20		1,800	1,874
Cleveland OH GO	4.000%	12/1/21		400	423
Cleveland OH GO	5.000%	12/1/21		2,895	3,122
Cleveland OH GO	5.000%	12/1/22		3,595	4,007
Cleveland OH GO	4.000%	12/1/24		300	340
Cleveland OH GO	5.000%	12/1/24		1,000	1,183
Cleveland OH GO	4.000%	12/1/25		700	807
Cleveland OH GO	5.000%	12/1/25		410	497
Cleveland OH GO	4.000%	12/1/26		800	936
Cleveland OH Income Tax Revenue	5.000%	5/15/22		1,610	1,759
Cleveland OH Income Tax Revenue	5.000%	10/1/22		265	293
Cleveland OH Income Tax Revenue	4.000%	10/1/23		250	275
Cleveland OH Income Tax Revenue	4.000%	10/1/23		200	220
Cleveland OH Income Tax Revenue	5.000%	10/1/23		230	262
Cleveland OH Income Tax Revenue	4.000%	10/1/24		300	337
Cleveland OH Income Tax Revenue	4.000%	10/1/24		280	315
Cleveland OH Income Tax Revenue	5.000%	10/1/24		200	234
Cleveland OH Income Tax Revenue	4.000%	10/1/25		200	229
Cleveland OH Income Tax Revenue	4.000%	10/1/25		235	269
Cleveland OH Income Tax Revenue	5.000%	10/1/25		175	211
Cleveland OH Income Tax Revenue	4.000%	10/1/26		225	259
Cleveland OH Income Tax Revenue	4.000%	10/1/26		300	346
Cleveland OH Public Power System Revenue	5.000%	11/15/19		200	200
Cleveland OH Public Power System Revenue	5.000%	11/15/20		220	228
Cleveland OH Public Power System Revenue	5.000%	11/15/21	(4)	335	360
Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)	420	466
Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)	1,985	2,200
Cleveland OH Public Power System Revenue	5.000%	11/15/23	(4)	405	462
Cleveland OH Public Power System Revenue	5.000%	11/15/24	(4)	475	556
Cleveland OH Public Power System Revenue	5.000%	11/15/25	(4)	200	239
Cleveland OH Water Revenue	5.000%	1/1/21		1,000	1,044
Cleveland OH Water Revenue	5.000%	1/1/23		2,080	2,325
Cleveland OH Water Revenue	5.000%	1/1/24		1,420	1,635
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/22		1,975	2,156
Columbus OH GO	5.000%	4/1/24		800	930
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.110%	11/7/19	LOC	1,625	1,625

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19		5,340	5,355
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20		5,575	5,787
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21		4,110	4,410
	Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19		7,000	7,020
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	(ETM)	1,070	1,153
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	(ETM)	1,075	1,197
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	(Prere.)	535	615
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	(Prere.)	1,000	1,149
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/23		4,660	5,082
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/24		5,030	5,612
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/25		4,000	4,559
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20		2,045	2,129
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21		1,000	1,079
4	Cuyahoga OH CP TOB VRDO	1.240%	11/7/19		4,100	4,100
	Dayton OH City School District GO	5.000%	11/1/19		3,500	3,500
	Dayton OH City School District GO	5.000%	11/1/20		5,000	5,184
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21		1,045	1,093
1	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT, SIFMA Municipal Swap Index Yield + 0.430%	1.550%	11/15/21		7,500	7,515
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19		1,185	1,188
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21		1,365	1,473
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22		1,590	1,772
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20		1,475	1,505
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22		4,665	5,083
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21		450	461
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22		470	500
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23		1,450	1,581
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24		1,355	1,512
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20		1,000	1,020
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21		1,000	1,058
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22		500	547
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/26		2,500	2,896
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20		800	807
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22		500	540
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22		2,325	2,592
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25		3,435	4,168
	Hamilton County OH Sewer System Revenue	5.000%	12/1/21		2,085	2,250
	Hamilton OH City School District GO	5.000%	12/1/21		3,475	3,744
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20		14,460	14,547
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21		2,280	2,380
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23		1,725	1,923
4	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.170%	11/7/19		23,560	23,560
	Kent State University Ohio Revenue	5.000%	5/1/20		1,650	1,680
	Kent State University Ohio Revenue	5.000%	5/1/21		1,810	1,911
	Kent State University Ohio Revenue	4.000%	5/1/22		3,015	3,218
	Kent State University Ohio Revenue	4.000%	5/1/23		3,060	3,339
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20		1,230	1,263
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21		1,095	1,161
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22		1,595	1,744
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/23		815	915
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/24		980	1,130
	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		10,000	11,625
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	3,095	3,329
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21		2,290	2,429
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/22		5,105	5,412
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/23		5,605	5,940
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/25		240	254
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28		4,000	4,249
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29		1,545	1,624
	Lucas County OH-Plaza Housing Development Corp. Revenue	0.000%	6/1/24	(ETM)	19,430	18,056
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/24		1,000	1,167
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/25		3,735	4,451
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/26		3,580	4,336
	Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21		4,800	4,992
4	Montgomery County OH Revenue (Premier Health Partners Obligated Group) VRDO	1.380%	11/1/19	LOC	11,670	11,670
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/26		3,895	4,786
	Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20		1,265	1,309
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20		500	513
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21		1,000	1,071
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		550	609
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	(Prere.)	750	833

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		890	986
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		1,000	1,107
	Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/22		1,060	1,173
	Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/23		1,260	1,438
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/21		1,110	1,175
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/23		1,040	1,175
	Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund Projects)	5.000%	8/1/23		1,000	1,135
	Ohio Common Schools GO	5.000%	9/15/21		5,920	6,344
	Ohio Common Schools GO	5.000%	9/15/21	(Prere.)	4,410	4,725
	Ohio Common Schools GO	5.000%	9/15/23		11,315	12,954
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/22		725	790
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/23		800	899
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/23		1,525	1,740
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/24		650	752
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/24		1,550	1,819
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/25		800	950
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/25		1,090	1,312
	Ohio GO	5.000%	9/15/20		26,315	27,190
	Ohio GO	5.000%	5/1/21		2,675	2,829
	Ohio GO	4.000%	3/1/25		5,000	5,457
	Ohio GO	5.000%	6/15/25		12,150	13,673
	Ohio GO	4.000%	2/1/26		7,905	8,488
	Ohio Higher Education GO	5.000%	5/1/22		5,800	6,350
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22		4,620	5,140
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/23		2,555	2,934
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/24		1,915	2,268
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/25		2,000	2,433
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/22		1,220	1,356
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/23		1,385	1,587
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/24		1,255	1,480
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/20		325	331
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/21		500	522
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/22		305	334
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/23		400	452
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/24		500	582
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/25		260	310
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20		1,350	1,372
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22		540	583
	Ohio Highway Capital Improvements GO	5.000%	5/1/21		3,645	3,854
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.330%	11/1/19		8,500	8,500
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.330%	11/1/19		10,875	10,875
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.340%	11/1/19		13,250	13,250
	Ohio Housing Finance Agency Multifamily Housing Revenue (Neilan Park Apartments Project) PUT	1.750%	6/1/21		1,060	1,066
	Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/24		1,000	1,157
	Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/25		750	891
	Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19		2,450	2,458
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19		2,500	2,511
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19		6,160	6,186
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20		3,195	3,328
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20		3,525	3,672
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21		4,090	4,413
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24		10,130	11,978
	Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/24		1,715	1,995
	Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/25		2,790	3,340
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/25		2,270	2,743
	Ohio Public Facilities Commission GO	5.000%	2/1/21		1,390	1,456
	Ohio Public Facilities Commission GO	5.000%	4/1/21		2,280	2,403
	Ohio State University General Receipts Revenue	5.000%	12/1/23		1,110	1,279
	Ohio State University General Receipts Revenue	5.000%	12/1/24		1,035	1,228
	Ohio State University General Receipts Revenue	5.000%	12/1/25		980	1,193
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24		1,555	1,795
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25		1,525	1,812
4	Ohio Turnpike Commission Turnpike Revenue TOB VRDO	1.220%	11/7/19		12,000	12,000
	Ohio Water Development Authority Fresh Water Revenue	5.250%	6/1/24		1,995	2,329
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19		1,925	1,931
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20		7,500	7,810

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,270	13,011
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,370
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/23	1,700	1,927
	Ohio Water Development Authority Revenue	5.000%	6/1/26	5,000	6,153
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	5,506
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,432
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,403
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,030	3,326
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,975	3,320
1	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, SIFMA Municipal Swap Index Yield + 0.220%	1.340%	12/1/20	88,470	88,473
	Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,111
	Penta Career Center Ohio COP	5.250%	4/1/24	2,915	3,174
	Princeton OH City School District GO	5.000%	12/1/22	700	780
	Princeton OH City School District GO	5.000%	12/1/23	1,350	1,550
	Princeton OH City School District GO	5.000%	12/1/25	815	963
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/20	1,000	1,039
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/21	335	360
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/22	350	388
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/23	500	569
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/24	525	614
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/25	450	537
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/26	575	701
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,146
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21	650	678
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22	1,125	1,213
	South-Western City OH School District GO	5.000%	12/1/23	1,095	1,260
	Southeastern Ohio Port Authority Hospital Facilities Revenue (Marietta Area Health Care Inc. Obligated Group)	5.000%	12/1/22	735	787
	Toledo OH City School District GO	5.000%	12/1/19	2,220	2,226
5	University of Akron Ohio General Receipts Revenue	5.000%	1/1/24	535	612
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/24	955	1,095
5	University of Akron Ohio General Receipts Revenue	5.000%	1/1/25	1,500	1,758
5	University of Akron Ohio General Receipts Revenue	4.000%	1/1/27	3,000	3,467
	University of Toledo Ohio General Receipts Revenue	5.000%	6/1/22	2,480	2,709
	University of Toledo Ohio General Receipts Revenue	5.000%	6/1/23	3,000	3,378
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,611
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,641
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/26	800	957
					1,005,807
Oklahoma (0.3%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/23	1,000	1,096
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/24	1,000	1,119
	Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,020	5,318
	Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,535	1,682
	Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,655	4,137
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	2,150	2,284
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	2,375	2,600
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	5,040	5,670
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,062
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/20	1,310	1,348
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/21	2,000	2,129
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/22	1,325	1,457
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/23	1,040	1,159
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/24	715	817
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/25	1,520	1,777
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26	1,600	1,907
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27	900	1,092
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/26	4,245	4,708
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21	825	880
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22	855	939
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23	530	599
	Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/23	3,565	3,940
	Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/24	3,710	4,181
	Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/25	3,860	4,428
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,470	1,570
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,145	2,370
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,137

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/24		11,510	12,940
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/25		11,610	13,314
						87,660
Oregon (0.3%)
	Clackamas County OR GO	5.000%	6/1/23		2,750	3,121
	Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	3.000%	11/15/22		2,500	2,501
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.600%	11/15/23		3,100	3,101
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24		575	575
	Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/23		1,000	1,134
	Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/24		1,000	1,169
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20		500	505
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21		350	361
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22		350	376
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/23		570	647
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/24		840	984
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/25		1,025	1,235
	Metro OR GO	5.000%	6/1/23		2,805	3,183
	Metro OR GO	5.000%	6/1/25		3,330	4,012
	Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/25		3,125	3,754
5	Multnomah County OR Hospital Facilities Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/25		11,435	13,298
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21		7,000	7,376
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		5,000	5,633
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29		1,510	1,787
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24		3,410	3,798
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22		750	820
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23		675	761
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19		1,015	1,016
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20		1,275	1,323
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	4.875%	10/1/25		1,695	1,745
	Oregon GO	5.000%	8/1/21		1,750	1,867
	Oregon GO	5.000%	8/1/24		3,625	4,258
	Oregon GO	5.000%	5/1/26		5,560	6,284
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44		1,950	2,047
	Portland OR Community College District GO	5.000%	6/15/24		1,125	1,317
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/23		100	111
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/24		110	125
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/25		115	134
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22		1,470	1,628
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23		2,525	2,880
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24		2,575	3,017
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25		5,100	6,130
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/23		425	483
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/24		645	755
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/25		500	573
						95,824
Pennsylvania (5.6%)
	Allegheny County PA GO	5.000%	12/1/19		5,310	5,325
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/22		1,000	1,084
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/25		1,015	1,092
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	3.000%	10/15/22		385	390
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	5.000%	10/15/26		500	566
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/22		1,750	1,894
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/23		1,625	1,812
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/24		5,010	5,737
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/25		8,020	9,423
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/25		6,145	7,342
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/26		8,165	9,959
1,4	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	1.290%	12/2/19	LOC	10,000	10,000
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	2.230%	2/1/21		3,035	3,038
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20		3,025	3,147
	Allentown PA City School District GO	5.000%	2/1/24	(15)	1,150	1,295
	Allentown PA City School District GO	5.000%	2/1/25	(15)	955	1,112

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22		1,470	1,561
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/23		1,000	1,084
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		2,500	2,672
	Altoona PA Sewer Revenue	5.000%	12/1/24	(4)	150	174
	Altoona PA Sewer Revenue	5.000%	12/1/25	(4)	250	297
	Altoona PA Sewer Revenue	5.000%	12/1/26	(4)	250	303
	Armstrong PA School District GO	3.000%	3/15/25	(15)	575	615
	Armstrong PA School District GO	3.000%	3/15/26	(15)	875	939
	Beaver County PA GO	4.000%	4/15/20	(15)	660	667
	Beaver County PA GO	4.000%	4/15/21	(15)	690	714
	Beaver County PA GO	4.000%	4/15/22	(15)	725	769
	Beaver County PA GO	5.000%	4/15/24	(15)	1,090	1,253
	Beaver County PA GO	5.000%	4/15/25	(15)	1,415	1,667
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/25		1,370	1,441
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/21		500	533
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23		1,520	1,718
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/24		1,110	1,287
	Bethel Park PA School District GO	5.000%	8/1/22		515	567
	Bethel Park PA School District GO	5.000%	8/1/23		850	967
1	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.480%	1.730%	11/1/21		10,135	10,138
1	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.490%	1.740%	11/1/21		6,625	6,629
	Bethlehem PA GO	5.000%	12/1/23	(4)	295	338
	Bethlehem PA GO	5.000%	12/1/24	(4)	290	341
	Bethlehem PA GO	5.000%	12/1/25	(4)	530	640
	Bethlehem PA Water Authority Revenue	5.000%	11/15/19	(15)	1,165	1,166
	Bethlehem PA Water Authority Revenue	5.000%	11/15/20	(15)	1,000	1,038
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21	(15)	4,510	4,774
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22	(15)	605	646
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23	(15)	515	562
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20		525	533
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21		575	597
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22		1,150	1,250
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23		1,410	1,572
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/23	(15)	1,705	1,928
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/25		1,000	1,189
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/24		1,000	1,161
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25		1,040	1,235
4	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project) VRDO,TOBN	1.380%	11/7/19	LOC	27,860	27,860
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/20		1,015	1,032
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/21		1,070	1,112
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/22		1,120	1,187
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/23		1,180	1,272
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/20	(15)	345	358
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/21	(15)	315	337
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/22	(15)	400	440
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/23	(15)	400	446
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/24	(15)	430	479
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/25	(15)	390	434
	Coatesville PA School District GO	5.000%	8/1/22	(4)	2,280	2,483
	Coatesville PA School District GO	5.000%	8/1/23	(4)	3,735	4,184
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20		2,750	2,806
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21		1,000	1,054
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22		1,760	1,914
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		2,625	2,938
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		3,000	3,448
5	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		1,500	1,702
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		500	586
5	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		1,350	1,569
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		500	599
5	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		1,335	1,587
	Cornell PA School District GO	2.000%	9/1/21	(4)	180	182
	Cornell PA School District GO	4.000%	9/1/24	(4)	500	550
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20		605	622
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21		735	784
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21		500	539
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22		400	441

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22		415	462
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23		785	902
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20		385	395
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21		455	484
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22		310	341
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25		1,000	1,205
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25		1,065	1,283
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/26		2,015	2,486
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/26		1,700	2,097
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20		7,320	7,362
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22		2,410	2,594
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		3,635	4,009
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		10,000	11,535
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		15,000	17,817
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		12,500	15,215
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/22		1,820	1,965
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/21		570	604
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23		500	563
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/24		1,330	1,537
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/25		1,635	1,930
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/26		1,460	1,757
	East Hempfield PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/20		790	806
	Erie PA City School District GO	5.000%	4/1/21	(4)	400	419
	Erie PA City School District GO	5.000%	4/1/23	(4)	315	351
	Erie PA City School District GO	5.000%	4/1/25	(4)	475	558
	Erie PA City School District GO	5.000%	4/1/26	(4)	575	691
	Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)	2,155	1,898
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/24		500	555
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/26		570	646
	Harrisburg PA School District GO	5.000%	11/15/24	(4)	2,000	2,339
	Harrisburg PA School District GO	5.000%	11/15/25	(4)	5,085	6,102
	Hempfield PA School District GO	4.000%	3/15/20	(15)	2,740	2,767
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20		6,375	6,346
	Kennett PA Consolidated School District GO	4.000%	2/15/24		500	555
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/23		510	579
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/24		500	581
	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System)	5.000%	8/15/22		2,750	3,032
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/22		915	971
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/23		700	754
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/24		1,300	1,419
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20		2,850	2,962
	Lancaster PA GO	5.000%	11/1/27	(4)	1,290	1,539
5	Lancaster PA School District GO	4.000%	6/1/22	(4)	530	565
5	Lancaster PA School District GO	5.000%	6/1/23	(4)	200	225
5	Lancaster PA School District GO	4.000%	6/1/24	(4)	365	405
5	Lancaster PA School District GO	4.000%	6/1/25	(4)	320	362
5	Lancaster PA School District GO	5.000%	6/1/25	(4)	200	237
5	Lancaster PA School District GO	4.000%	6/1/26	(4)	430	492
5	Lancaster PA School District GO	5.000%	6/1/26	(4)	500	603
5	Lancaster PA School District GO	4.000%	6/1/27	(4)	500	580
5	Lancaster PA School District GO	5.000%	6/1/27	(4)	200	246
5	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/22		550	602
5	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/23		860	970
5	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/24		1,120	1,297
5	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/25		2,500	2,964
5	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/26		1,975	2,387
5	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/27		2,400	2,952
4	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	1.270%	11/7/19		7,430	7,430
	Lehigh County PA Industrial Development Authority Revenue (PPL Electric Utilities Corp.) PUT	1.800%	9/1/22		750	754
	Luzerne County PA GO	5.000%	12/15/19	(4)	600	602
	Luzerne County PA GO	5.000%	12/15/20	(4)	1,000	1,038
	Luzerne County PA GO	5.000%	12/15/21	(4)	1,000	1,072
	Luzerne County PA GO	5.000%	12/15/22	(4)	750	829
	Luzerne County PA GO	5.000%	12/15/23	(4)	750	849
	Luzerne County PA GO	5.000%	12/15/23	(4)	750	849
	Luzerne County PA GO	5.000%	12/15/24	(4)	1,500	1,735
	Luzerne County PA GO	5.000%	12/15/24	(4)	1,000	1,157
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/19	(4)	500	502

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/20	(4)	1,760	1,827
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/23	(4)	1,000	1,117
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/24	(4)	1,330	1,520
	Lycoming County PA Authority Revenue (Lycoming College)	4.000%	11/1/25		520	578
	Lycoming County PA Authority Revenue (Lycoming College)	4.000%	11/1/26		540	605
1	Manheim Township PA School District GO PUT, 68% of 1M USD LIBOR + 0.470%	1.851%	11/1/21		2,000	2,004
1	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.270%	1.651%	5/1/20		1,410	1,411
1	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.320%	1.701%	5/3/21		1,000	1,001
1	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.420%	1.801%	11/1/21		1,100	1,102
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21		700	739
	Monroeville PA GO	2.500%	6/1/26		1,205	1,210
	Montgomery County PA GO	5.000%	4/1/23		2,395	2,703
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/20	(ETM)	2,000	2,044
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/20		4,410	4,502
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/21		1,195	1,263
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20		1,515	1,535
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21		1,550	1,617
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/20		1,265	1,296
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/21		1,320	1,388
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/22		1,380	1,487
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		825	908
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		450	496
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		1,275	1,447
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		350	397
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/24		1,610	1,875
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/24		375	437
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/25		1,305	1,554
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/26		1,460	1,771
1	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) PUT, SIFMA Municipal Swap Index Yield + 0.720%	1.840%	9/1/23		9,250	9,250
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/20		1,200	1,207
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/21		2,175	2,249
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/22		4,500	4,780
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		8,000	8,037
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		5,000	5,025
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		18,810	18,944
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/19		200	200
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/20		250	253
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/21		300	306
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/24		1,000	1,136
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/25		1,000	1,157
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/19		735	735
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/21		715	724
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22		790	803
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	3.250%	1/1/20		1,680	1,681
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.000%	7/1/20		370	375

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Kensington Arnold PA School District GO	5.000%	5/15/25	(15)	2,230	2,614
	New Kensington Arnold PA School District GO	5.000%	5/15/26	(15)	1,015	1,217
1	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.160%	1.280%	11/1/20		690	690
1	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.460%	1.580%	11/1/23		860	860
1	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.560%	1.680%	11/1/24		500	500
	Northampton County PA General Purpose Authority College Revenue (Moravian College)	5.000%	7/1/27		1,000	1,081
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/21		1,510	1,605
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/22		3,885	4,254
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/23		2,185	2,462
1	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project) PUT, SIFMA Municipal Swap Index Yield + 1.400%	2.520%	8/15/20		8,125	8,143
	Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	3.750%	7/1/21		1,005	1,028
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22		925	981
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23		985	1,066
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23		1,380	1,494
	Pennsbury PA School District GO	5.000%	1/15/21		1,250	1,304
	Pennsbury PA School District GO	5.000%	1/15/22		1,075	1,165
	Pennsylvania COP	5.000%	7/1/21		350	370
	Pennsylvania COP	5.000%	7/1/23		250	281
	Pennsylvania COP	5.000%	7/1/24		300	346
	Pennsylvania COP	5.000%	7/1/25		500	591
	Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric Utilities Corp. Project)	4.000%	10/1/23		10,100	10,357
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20		1,650	1,661
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21		2,250	2,355
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22		2,775	3,004
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23		5,120	5,857
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24		7,535	8,857
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	11/1/21		1,250	1,264
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.800%	12/1/21		10,000	10,224
	Pennsylvania GO	5.000%	7/1/20		20,925	21,447
	Pennsylvania GO	5.000%	10/15/20		22,345	23,147
	Pennsylvania GO	5.000%	3/1/21		27,700	29,079
	Pennsylvania GO	5.000%	3/1/22		12,530	13,620
	Pennsylvania GO	5.000%	6/1/22	(Prere.)	3,000	3,295
	Pennsylvania GO	5.000%	8/1/22		7,500	8,237
3	Pennsylvania GO	4.000%	7/1/23		13,065	14,339
	Pennsylvania GO	5.000%	7/15/23		20,000	22,691
	Pennsylvania GO	5.000%	8/15/23		20,000	22,749
	Pennsylvania GO	5.000%	9/15/23		4,840	5,519
	Pennsylvania GO	5.000%	1/1/24		30,000	34,514
	Pennsylvania GO	5.000%	7/15/24		20,000	23,373
	Pennsylvania GO	5.000%	8/1/25		8,150	9,729
	Pennsylvania GO	5.000%	9/15/25	(4)	12,350	14,936
	Pennsylvania GO	5.000%	7/15/26		25,000	30,457
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	(ETM)	2,490	2,501
	Pennsylvania Higher Educational Facilities Authority Revenue	5.000%	6/15/26	(15)	4,270	5,199
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23		6,225	7,023
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23		1,450	1,636
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24		4,220	4,901
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24		1,535	1,783
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25		4,510	5,361
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25		1,625	1,932
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/21		2,120	2,276
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/21		3,000	3,220
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/22		5,010	5,560
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	5/15/20		8,030	8,190
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/20		1,925	1,981
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/21		3,035	3,238
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/22		750	825

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/23		3,000	3,404
4	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Housing Project) TOB VRDO	1.470%	11/7/19	LOC	29,500	29,500
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20		2,210	2,216
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/48		12,725	13,731
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19		1,020	1,023
4	Pennsylvania Turnpike Commission Motor License Fund Revenue TOB VRDO	1.270%	11/7/19		4,400	4,400
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22		4,080	4,523
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		1,015	1,018
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		1,175	1,178
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		900	903
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		1,805	1,878
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		425	442
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21		29,715	31,414
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		1,250	1,344
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		490	528
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,130	6,611
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22		34,980	38,133
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		500	556
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		320	356
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		9,095	10,219
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		28,505	32,027
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		625	702
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		500	573
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		650	745
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		2,000	2,308
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		350	404
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		3,260	3,762
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		3,685	4,329
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		4,000	4,699
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		250	292
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		1,195	1,410
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		3,955	4,666
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		850	1,024
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		7,735	9,321
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		750	896
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		1,215	1,461
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		4,460	5,364
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		500	614
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		1,010	1,227
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	12/1/20		3,750	3,753
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.430%	1.550%	12/1/21		10,000	10,034
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.500%	1.620%	12/1/21		25,000	25,078
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.880%	2.000%	12/1/20		26,600	26,700
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	2.100%	12/1/21		7,825	7,919
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	2.390%	12/1/20		1,430	1,439
	Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24		4,025	4,150
	Philadelphia PA Airport Revenue	5.000%	7/1/20		750	769
	Philadelphia PA Airport Revenue	5.000%	7/1/21		750	795
	Philadelphia PA Airport Revenue	5.000%	7/1/22		1,020	1,121
	Philadelphia PA Airport Revenue	5.000%	7/1/23		860	975
	Philadelphia PA Airport Revenue	5.000%	7/1/24		650	759
	Philadelphia PA Airport Revenue	5.000%	6/15/25		8,505	8,696
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/25		10,300	12,272
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/26		4,655	5,659
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/27		4,155	5,138
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/23		2,565	2,850
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/24		2,960	3,383
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/25		3,165	3,714
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22		4,470	4,936
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23		5,415	6,154
	Philadelphia PA Authority for Industrial Development Revenue (LaSalle University)	5.000%	5/1/22		1,920	2,041
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20		750	762
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20		3,500	3,555
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21		1,060	1,117
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21		3,660	3,856
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22		750	816
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22		5,695	6,198
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23		650	729
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23		5,705	6,398

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22		3,115	3,441
	Philadelphia PA Gas Works Revenue	5.000%	8/1/23		1,015	1,149
	Philadelphia PA Gas Works Revenue	5.000%	8/1/24		915	1,063
	Philadelphia PA Gas Works Revenue	5.000%	8/1/25		1,095	1,300
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		1,000	1,192
	Philadelphia PA Gas Works Revenue	5.000%	8/1/26		1,300	1,574
	Philadelphia PA GO	5.000%	8/1/20		3,625	3,726
	Philadelphia PA GO	5.000%	8/1/21		3,500	3,725
	Philadelphia PA GO	5.000%	8/1/22		4,810	5,283
	Philadelphia PA GO	5.000%	8/1/22		2,380	2,614
	Philadelphia PA GO	5.000%	8/1/24		2,640	3,077
	Philadelphia PA GO	5.000%	8/1/25		4,800	5,724
	Philadelphia PA GO	5.000%	8/1/26		5,000	5,981
	Philadelphia PA GO	5.000%	8/1/26		4,555	5,564
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/21		715	751
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/22		1,000	1,079
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/23		2,750	3,038
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24		7,195	8,127
	Philadelphia PA Municipal Authority Revenue	5.000%	1/15/24	(4)	1,400	1,606
	Philadelphia PA School District GO	4.000%	3/31/20		30,000	30,322
	Philadelphia PA School District GO	5.000%	9/1/20		6,190	6,378
	Philadelphia PA School District GO	5.000%	9/1/20		500	515
	Philadelphia PA School District GO	5.000%	9/1/21		8,000	8,526
5	Philadelphia PA School District GO	5.000%	9/1/21		6,500	6,764
	Philadelphia PA School District GO	5.000%	9/1/21		2,745	2,925
	Philadelphia PA School District GO	5.000%	9/1/21		5,060	5,393
5	Philadelphia PA School District GO	5.000%	9/1/22		3,500	3,754
	Philadelphia PA School District GO	5.000%	9/1/22		4,000	4,400
	Philadelphia PA School District GO	5.000%	9/1/22		6,345	6,979
	Philadelphia PA School District GO	5.000%	9/1/22		1,035	1,138
5	Philadelphia PA School District GO	5.000%	9/1/23		2,820	3,109
	Philadelphia PA School District GO	5.000%	9/1/23		6,450	7,303
	Philadelphia PA School District GO	5.000%	9/1/23		6,260	7,087
5	Philadelphia PA School District GO	5.000%	9/1/24		310	350
	Philadelphia PA School District GO	5.000%	9/1/24		1,285	1,491
5	Philadelphia PA School District GO	5.000%	9/1/25		1,255	1,486
5	Philadelphia PA School District GO	5.000%	9/1/25		1,825	2,161
	Philadelphia PA School District GO	5.000%	9/1/25		1,040	1,233
5	Philadelphia PA School District GO	5.000%	9/1/26		2,690	3,244
5	Philadelphia PA School District GO	5.000%	9/1/26		1,500	1,809
5	Philadelphia PA School District GO	5.000%	9/1/27		3,980	4,877
5	Philadelphia PA School District GO	5.000%	9/1/27		2,500	3,063
	Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/20		7,165	7,207
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20		2,000	2,049
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/20		500	518
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21		1,065	1,131
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21		1,285	1,364
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22		520	578
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23		5,085	5,819
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/23		400	459
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/24		1,400	1,654
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25		3,740	4,534
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25		1,345	1,631
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26		1,795	2,222
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/26	(4)	3,030	3,307
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/21		700	737
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/23		500	568
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/24		500	582
	Pittsburgh PA GO	5.000%	9/1/23		420	478
	Pittsburgh PA GO	5.000%	9/1/24		520	609
	Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20		3,150	3,152
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20	(4)	3,385	3,490
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22	(4)	14,360	15,846
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/23	(4)	15,225	17,317
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/24	(4)	17,180	20,098
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/25	(4)	690	828
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/26	(4)	650	798

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Pittsburgh PA Water & Sewer Authority Revenue PUT, 70% of 1M USD LIBOR + 0.640%	2.078%	12/1/20	(4)	51,000	51,014
	Pocono Mountain PA School District GO	4.000%	9/1/23	(4)	2,650	2,911
	Reading PA School District GO	5.000%	3/1/24	(4)	665	762
	Saint Mary PA Hospital Authority Health System Revenue (Catholic Health)	5.000%	11/15/20	(ETM)	255	265
	Saint Mary PA Hospital Authority Health System Revenue (Catholic Health)	5.000%	11/15/20		1,245	1,293
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/19		700	701
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/20		900	933
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/23		500	571
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/24		1,950	2,290
	Scranton PA School District GO	5.000%	6/1/22		2,150	2,314
1	Scranton School District PA GO PUT, 68% of 1M USD LIBOR + 0.850%	2.231%	4/1/21		2,760	2,763
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28		2,795	3,207
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21		675	709
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22		360	391
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/23		885	992
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/24		700	809
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/25		750	890
3	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	5,000	5,102
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	4.000%	6/15/20	(15)	1,940	1,971
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/21	(15)	1,345	1,424
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/22	(15)	1,160	1,268
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/23	(15)	2,580	2,906
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/20	(15)	1,035	1,069
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/21	(15)	2,670	2,856
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/20		2,995	3,050
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/21		1,180	1,246
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/22		1,050	1,145
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22		1,285	1,391
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22	(15)	545	604
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/23	(15)	1,110	1,265
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/24	(15)	745	874
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/25	(15)	1,060	1,276
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/26	(15)	1,000	1,196
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		1,000	1,022
4	Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.160%	11/7/19	LOC	5,770	5,770
	Westmoreland County PA Municipal Authority Service Water Revenue	0.000%	8/15/23	(14)	5,020	4,710
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20		2,465	2,556
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/23	(15)	1,265	1,410
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/24	(15)	1,000	1,147
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/25	(15)	1,350	1,591
						1,612,256
Puerto Rico (0.3%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/25	(12)	50	51
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(14)	4,415	4,475
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(4)	1,735	1,756
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	270	275
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	1,505	1,530
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	4,180	4,251
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(4)	110	113
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(4)	145	147
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(14)	700	714
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(14)	1,410	1,437
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/24	(4)	300	308
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	290	294
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	3,420	3,470
	Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,270	5,443
	Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	1,805	1,884
	Puerto Rico GO	5.500%	7/1/20	(14)	26,745	27,194
	Puerto Rico GO	5.500%	7/1/20	(14)	4,165	4,235
	Puerto Rico GO	5.500%	7/1/20	(12)(3)	120	122
	Puerto Rico GO	5.250%	7/1/21	(14)	125	127

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Puerto Rico GO	5.500%	7/1/21	(14)	2,655	2,753
Puerto Rico GO	4.000%	7/1/22	(4)	65	67
Puerto Rico GO	5.500%	7/1/22	(12)	20	21
Puerto Rico GO	5.250%	7/1/24	(4)	600	629
Puerto Rico GO	5.375%	7/1/25	(4)	125	131
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20	(14)	200	203
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20	(4)	525	536
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/23	(4)	375	405
Puerto Rico Highway & Transportation Authority Transportation Revenue	5.000%	7/1/23	(12)	15	15
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22	(12)	20	21
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/21	(12)	40	42
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/21	(14)	155	159
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/23	(12)	25	27
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/27	(12)	100	102
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		11,744	10,291
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		23,697	18,955
					92,183
Rhode Island (0.4%)
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23		5,985	6,757
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/25		3,505	4,171
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20		1,165	1,190
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21		1,355	1,430
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22		500	544
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24		3,065	3,557
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/21		200	210
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/21		400	427
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/21		405	432
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		610	673
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		450	495
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		200	220
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		450	511
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		640	726
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		300	340
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		365	427
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		670	781
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		1,110	1,298
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		225	269
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		400	478
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/20	(ETM)	1,455	1,501
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/21	(ETM)	1,650	1,764
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/21		5,625	5,926
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/22		2,500	2,700
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/23		2,700	2,983
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/21		2,330	2,448
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/22		2,510	2,717
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/23		2,295	2,553
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/20		2,760	2,813

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	4.000%	5/15/21	(4)	10,470	10,900
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/21		2,000	2,107
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	4.000%	5/15/22	(4)	11,705	12,483
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/22		290	316
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/23		215	241
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/24		235	271
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/25	(4)	200	236
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/26	(4)	200	242
	Rhode Island Housing & Mortgage Finance Corp. Revenue PUT	1.700%	10/1/22		4,000	4,002
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20		4,000	4,079
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21		2,755	2,901
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22		2,615	2,832
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/25		14,020	16,309
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		1,980	1,987
						109,247
South Carolina (1.5%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/22		5,440	5,938
	Aiken County SC Consolidated School District GO	5.000%	4/1/23		3,360	3,790
	Aiken County SC Consolidated School District GO	5.000%	4/1/24		4,075	4,740
	Aiken County SC Consolidated School District GO	5.000%	4/1/25		2,180	2,606
	Beaufort County SC School District GO	5.000%	3/1/21		3,320	3,487
	Berkeley County SC School District Revenue	5.000%	12/1/20		1,000	1,042
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/19		2,000	2,006
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26		10,000	11,455
1	Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT, 70% of 1M USD LIBOR + 0.370%	1.617%	1/1/22		25,000	25,032
	Darlington County SC School District GO	5.000%	3/1/24		3,605	4,174
	Darlington County SC School District GO	5.000%	3/1/25		3,825	4,558
	Florence SC Water & Sewer Revenue	5.000%	9/1/25		3,130	3,770
	Florence SC Water & Sewer Revenue	5.000%	9/1/26		4,320	5,321
	Greenville SC Hospital System Board Hospital Facilities Revenue	5.000%	5/1/21		560	590
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20		600	624
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21		1,015	1,094
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22		1,000	1,107
	Lancaster County SC School District GO	5.000%	3/1/25		4,140	4,933
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19		500	500
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/20		550	570
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/22		550	609
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/23		1,925	2,197
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/24		710	832
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		3,200	3,409
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20		500	511
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21		1,000	1,059
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21		1,245	1,330
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22		1,240	1,361
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22		1,390	1,543
	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		40,710	44,313
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		7,310	7,616
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		8,200	9,384
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		1,490	1,749
	Richland County SC School District No. 2 GO	5.000%	2/1/22		19,280	20,912
	Rock Hill SC Utility System Revenue	5.000%	1/1/21		685	715
	Rock Hill SC Utility System Revenue	5.000%	1/1/22		780	843
	Rock Hill SC Utility System Revenue	5.000%	1/1/22		165	178
	Rock Hill SC Utility System Revenue	5.000%	1/1/23		1,110	1,239
	Rock Hill SC Utility System Revenue	5.000%	1/1/23		190	212
	Rock Hill SC Utility System Revenue	5.000%	1/1/24		1,000	1,150
	Rock Hill SC Utility System Revenue	5.000%	1/1/24		135	155
	Rock Hill SC Utility System Revenue	5.000%	1/1/25		165	195
	Rock Hill SC Utility System Revenue	5.000%	1/1/26		310	375

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/19		1,270	1,273
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/20		3,460	3,596
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/21		2,950	3,179
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/22		3,795	4,219
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		3,115	3,690
South Carolina Housing Finance & Development Authority Mortgage Revenue	4.000%	7/1/47		4,915	5,258
South Carolina Housing Finance & Development Authority Mortgage Revenue	4.500%	7/1/48		8,675	9,546
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/23		1,860	2,064
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/24		1,825	2,080
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	(ETM)	2,710	2,787
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	(ETM)	1,000	1,066
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	(ETM)	1,500	1,614
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(ETM)	1,500	1,706
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24		1,000	1,153
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/25		1,850	2,188
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/26		3,050	3,687
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	(ETM)	1,000	1,000
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	(ETM)	1,765	1,832
South Carolina Public Service Authority Revenue	5.000%	12/1/19		5,280	5,294
South Carolina Public Service Authority Revenue	5.000%	12/1/19		1,250	1,253
South Carolina Public Service Authority Revenue	5.000%	7/1/20	(Prere.)	1,255	1,287
South Carolina Public Service Authority Revenue	5.000%	12/1/20		39,545	41,006
South Carolina Public Service Authority Revenue	5.000%	12/1/20		4,115	4,267
South Carolina Public Service Authority Revenue	5.000%	12/1/20		665	690
South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,750	4,036
South Carolina Public Service Authority Revenue	5.000%	12/1/21		690	743
South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	410	442
South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,060	3,294
South Carolina Public Service Authority Revenue	5.000%	12/1/22		2,025	2,245
South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,135	1,258
South Carolina Public Service Authority Revenue	5.000%	12/1/22		580	643
South Carolina Public Service Authority Revenue	5.000%	12/1/22		10,075	11,168
South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,200	1,309
South Carolina Public Service Authority Revenue	5.000%	12/1/23		520	593
South Carolina Public Service Authority Revenue	5.000%	12/1/23		3,445	3,927
South Carolina Public Service Authority Revenue	5.000%	12/1/24		245	287
South Carolina Public Service Authority Revenue	5.000%	12/1/24		5,030	5,893
South Carolina Public Service Authority Revenue	5.000%	12/1/25		1,105	1,187
South Carolina Public Service Authority Revenue	5.000%	12/1/25		2,205	2,579
South Carolina Public Service Authority Revenue	5.000%	12/1/25		8,465	10,023
South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,000	1,178
South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,000	1,072
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	6/1/22	(Prere.)	2,000	2,176
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/23		1,125	1,226
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/21	(Prere.)	5,270	5,650
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23		4,885	5,592
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23		7,025	8,042
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/24		16,200	19,097
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/25		16,225	19,616
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/26		21,790	26,889
South Carolina Transportation Infrastructure Revenue	3.000%	10/1/27		3,600	3,804
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/23		1,000	1,127
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/24		750	871
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/25		750	896
York County SC GO	5.000%	4/1/25		3,825	4,451
					446,273
South Dakota (0.1%)
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	4.000%	4/1/20		350	354
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/21		800	840
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/22		375	407
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/23		750	839
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/24		1,120	1,290
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/25		1,000	1,184
South Dakota Building Authority Revenue	5.000%	6/1/20		500	511
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/22		1,285	1,415

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/23		750	850
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/24		1,000	1,164
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/25		500	597
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20		665	683
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20		645	669
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21		500	526
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21		550	590
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22		400	443
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22		535	592
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29		1,000	1,153
	South Dakota Housing Development Authority Homeownership Mortgage Revenue	4.000%	11/1/47		8,740	9,397
						23,504
Tennessee (1.8%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/21		2,500	2,674
	Chattanooga TN Electric System Revenue	5.000%	9/1/22		2,015	2,229
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/25		1,000	1,176
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/26		1,600	1,912
	Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/19		1,720	1,727
	Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/20		1,150	1,194
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.330%	11/1/19	LOC	36,675	36,675
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20		1,500	1,536
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21		1,075	1,136
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22		1,265	1,376
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23		900	1,006
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/24		3,500	3,933
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/25		2,810	3,152
	Hamilton County TN GO	5.000%	4/1/24		2,000	2,330
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22		3,545	3,849
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/24		1,000	1,153
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/26		800	970
	Knox County TN GO	5.000%	6/1/25		1,375	1,653
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/20		2,500	2,514
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/21		1,335	1,412
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/22		960	1,032
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/22		145	158
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/23		1,000	1,103
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/23		1,370	1,527
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/24		1,250	1,411
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/25		1,670	1,944
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/26		1,835	2,175
	Memphis TN Electric System Revenue	5.000%	12/1/24		775	917
	Memphis TN Gas System Revenue	5.000%	12/1/24		665	787
	Memphis TN GO	5.000%	6/1/23		6,585	7,460
4	Memphis TN GO TOB VRDO	1.270%	11/7/19		5,900	5,900
	Memphis TN Water System Revenue	4.000%	12/1/24		860	979
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22		5,280	5,614
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/22		1,795	1,966
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		3,945	4,337
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		18,905	21,495
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		14,660	17,164
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25		46,420	52,780
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25		23,375	28,155
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26		14,485	16,470
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		2,500	2,507
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	3.000%	10/1/24		520	534
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		1,075	1,101
	Shelby County TN GO	5.000%	4/1/23		1,125	1,269

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Shelby County TN GO	5.000%	4/1/25		4,710	5,637
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/21		1,350	1,423
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/23		1,210	1,361
Sullivan County TN GO	5.000%	5/1/21		2,705	2,859
Sullivan County TN GO	5.000%	5/1/22		2,745	3,003
Sullivan County TN GO	5.000%	5/1/23		2,985	3,371
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		41,950	48,317
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20		6,835	6,891
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		19,005	19,566
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21		8,535	8,886
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		13,315	14,181
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		2,195	2,354
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,585	1,738
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		5,725	6,302
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		2,840	3,201
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		77,425	82,542
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		31,500	34,742
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39		1,230	1,288
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/42		3,995	4,279
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45		2,255	2,373
Washington County TN GO	4.000%	6/1/21		2,030	2,120
Washington County TN GO	4.000%	6/1/23		2,050	2,252
Williamson County TN GO	5.000%	4/1/23		1,700	1,918
Williamson County TN GO	5.000%	4/1/24		1,675	1,949
Wilson County TN GO	5.000%	4/1/24		3,420	3,975
					518,920
Texas (13.7%)
Alamo TX Community College District GO	5.000%	8/15/23		5,455	6,211
Alamo TX Community College District GO	5.000%	8/15/24		12,260	14,380
Alamo TX Community College District GO	5.000%	8/15/25		8,235	9,922
Aldine TX Independent School District GO	5.000%	2/15/24		200	231
Aldine TX Independent School District GO	5.000%	2/15/25		350	416
Alief TX Independent School District GO	5.000%	2/15/25		2,595	3,083
Alief TX Independent School District GO	5.000%	2/15/26		1,300	1,585
Allen TX Independent School District GO	5.000%	2/15/25		1,000	1,154
Allen TX Independent School District GO	5.000%	2/15/25		1,125	1,336
Alvin TX Independent School District GO PUT	1.400%	8/15/20		12,500	12,501
Alvin TX Independent School District GO PUT	2.150%	8/15/21		9,330	9,464
Alvin TX Independent School District GO PUT	1.250%	8/15/22		7,825	7,792
Arlington TX GO	5.000%	8/15/21		1,400	1,496
Arlington TX GO	5.000%	8/15/22		1,395	1,542
Arlington TX GO	4.000%	8/15/23		2,925	3,227
Arlington TX GO	5.000%	8/15/23		1,400	1,598
Arlington TX GO	5.000%	8/15/24		2,925	3,432
Arlington TX GO	5.000%	8/15/24		2,795	3,280
Arlington TX GO	5.000%	8/15/25		2,925	3,519
Arlington TX GO	5.000%	8/15/25		2,795	3,362
Arlington TX GO	5.000%	8/15/26		2,920	3,593
Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/24		185	216
Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/25		195	233
Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/26		200	245
Arlington TX Independent School District GO	5.000%	2/15/24		2,615	3,025
Arlington TX Independent School District GO	5.000%	2/15/25		1,400	1,568
Arlington TX Independent School District GO	5.000%	2/15/25		2,275	2,708
Arlington TX Special Tax Revenue	3.000%	2/15/20		600	603
Arlington TX Special Tax Revenue	3.000%	2/15/21		750	767
Arlington TX Special Tax Revenue	4.000%	2/15/22		750	795
Arlington TX Special Tax Revenue	4.000%	2/15/23		910	986
Arlington TX Special Tax Revenue	5.000%	2/15/24		1,410	1,614
Arlington TX Special Tax Revenue	5.000%	2/15/25	(4)	1,220	1,439
Arlington TX Special Tax Revenue	5.000%	2/15/26	(4)	1,085	1,276
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22		400	430
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22		500	533
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23		750	828
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23		755	824
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24		750	849
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24		690	767
Austin TX Combined Utility System Revenue CP	1.350%	1/6/20		29,545	29,549
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20		1,000	1,028

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21		1,000	1,067
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22		1,000	1,100
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23		200	227
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24		200	234
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25		255	306
Austin TX Electric Utility System Revenue	5.000%	11/15/19		500	501
Austin TX Electric Utility System Revenue	5.000%	11/15/20		1,010	1,049
Austin TX GO	5.000%	9/1/22		11,740	12,990
Austin TX GO	5.000%	5/1/23		1,795	2,029
Austin TX GO	5.000%	11/1/23		1,895	2,176
Austin TX GO	5.000%	5/1/25		1,780	2,128
Austin TX GO	5.000%	11/1/26		1,485	1,840
Austin TX Independent School District GO	5.000%	8/1/23		1,250	1,424
Austin TX Independent School District GO	5.000%	8/1/24		1,360	1,595
Austin TX Independent School District GO	5.000%	8/1/25		1,775	2,141
Austin TX Independent School District GO	5.000%	8/1/26		3,095	3,821
Austin TX Independent School District GO	5.000%	8/1/26		9,690	11,963
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(ETM)	60	60
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19		940	941
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	(ETM)	1,410	1,465
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20		1,085	1,128
Austin TX Water & Wastewater System Revenue	5.000%	5/15/22	(ETM)	500	546
Austin TX Water & Wastewater System Revenue	5.000%	5/15/22		500	547
Austin TX Water & Wastewater System Revenue	5.000%	11/15/26		3,380	4,177
Beaumont TX Independent School District GO	5.000%	2/15/23		3,945	4,422
Beaumont TX Independent School District GO	5.000%	2/15/24		4,150	4,795
Beaumont TX Independent School District GO	5.000%	2/15/25		4,360	5,182
Bedford TX GO	5.000%	2/1/22		2,515	2,723
Bedford TX GO	5.000%	2/1/23		2,635	2,944
Bedford TX GO	5.000%	2/1/24		2,775	3,192
Bedford TX GO	5.000%	2/1/25		2,920	3,449
Bexar County TX GO	5.000%	6/15/21		5,155	5,472
Bexar County TX GO	5.000%	6/15/21		2,930	3,110
Bexar County TX GO	5.000%	6/15/23		4,055	4,595
Bexar County TX GO	5.000%	6/15/24		1,000	1,167
Bexar County TX Hospital District GO	5.000%	2/15/21		2,125	2,229
Bexar County TX Hospital District GO	5.000%	2/15/22		1,540	1,672
Bexar County TX Hospital District GO	5.000%	2/15/23		1,545	1,733
Bexar County TX Hospital District GO	5.000%	2/15/24		2,015	2,332
Bexar County TX Hospital District GO	5.000%	2/15/24		1,185	1,371
Bexar County TX Hospital District GO	5.000%	2/15/25		1,395	1,658
Bexar County TX Hospital District GO	5.000%	2/15/26		4,040	4,915
Brazosport TX Independent School District GO	5.000%	2/15/25		1,955	2,321
Brownsville TX Utility System Revenue	5.000%	9/1/20		1,250	1,288
Brownsville TX Utility System Revenue	5.000%	9/1/21		1,000	1,066
Capital Area Housing Finance Corp. TX Revenue (Mission Trail El Camino Real Apartments) PUT	2.100%	9/1/22		6,875	6,952
Carrollton TX GO	5.000%	8/15/25		1,225	1,477
Carrollton TX GO	5.000%	8/15/26		1,200	1,482
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		610	613
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		625	628
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		1,000	1,007
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		2,730	2,837
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22		3,500	3,635
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		2,615	2,802
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		225	241
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		4,500	4,963
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		1,170	1,289
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21		5,500	5,624
Clear Creek TX Independent School District GO	5.000%	2/15/23		430	482
Clear Creek TX Independent School District GO	5.000%	2/15/23		1,980	2,220
Clear Creek TX Independent School District GO	5.000%	2/15/24		440	508
Clear Creek TX Independent School District GO	5.000%	2/15/25		1,000	1,188
Clear Creek TX Independent School District GO	5.000%	2/15/26		1,000	1,219
Clear Creek TX Independent School District GO	5.000%	2/15/27		1,415	1,762
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		8,500	8,504
Clear Creek TX Independent School District GO PUT	2.150%	8/16/21		8,000	8,115
Clear Creek TX Independent School District GO PUT	1.350%	8/15/22		10,500	10,492
College Station TX GO	5.000%	2/15/22		1,650	1,792
College Station TX GO	5.000%	2/15/23		1,735	1,947
College Station TX GO	5.000%	2/15/24		3,655	4,227
Colorado River TX Municipal Water District Revenue	5.000%	1/1/22		1,000	1,080

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/23		1,395	1,556
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/24		1,625	1,868
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/25		1,055	1,247
	Conroe TX GO	5.000%	11/15/24		1,415	1,667
	Conroe TX Independent School District GO	5.000%	2/15/21		3,380	3,544
	Conroe TX Independent School District GO	5.000%	2/15/23		4,240	4,754
5	Conroe TX Independent School District GO	5.000%	2/15/25		4,490	5,324
	Conroe TX Independent School District GO	5.000%	2/15/25		2,575	3,060
5	Conroe TX Independent School District GO	5.000%	2/15/26		3,495	4,248
	Coppell TX Independent School District GO	5.000%	8/15/22		1,000	1,106
	Coppell TX Independent School District GO	5.000%	8/15/25		5,995	7,234
	Corpus Christi TX GO	5.000%	3/1/22		4,000	4,343
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22		9,900	10,747
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/24		1,225	1,374
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/26		1,395	1,461
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		7,050	7,050
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,375	5,375
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20		4,850	4,911
	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		1,620	1,643
	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		1,195	1,212
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		3,000	2,990
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		5,625	5,606
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		4,250	4,235
	Dallas County TX Community College District GO	5.000%	2/15/25		3,270	3,879
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21		7,230	7,583
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22		5,365	5,808
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23		1,000	1,116
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23		2,300	2,569
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25		2,800	3,396
	Dallas TX GO	5.000%	2/15/22		6,135	6,650
	Dallas TX GO	5.000%	2/15/23	(15)	3,400	3,809
	Dallas TX GO	5.000%	2/15/23	(15)	10,875	12,183
	Dallas TX GO	5.000%	2/15/23		1,440	1,564
	Dallas TX GO	5.000%	2/15/24		6,280	7,231
	Dallas TX GO	5.000%	2/15/24		7,700	8,866
	Dallas TX GO	5.000%	2/15/25		7,700	9,117
	Dallas TX GO	5.000%	2/15/26		2,625	3,020
	Dallas TX Independent School District GO	5.000%	8/15/23		7,275	8,301
	Dallas TX Independent School District GO	4.000%	8/15/25		1,185	1,273
	Dallas TX Independent School District GO	5.000%	2/15/26		1,160	1,375
	Dallas TX Independent School District GO	5.000%	2/15/26		4,000	4,191
	Dallas TX Independent School District GO	4.000%	8/15/26		2,860	3,068
	Dallas TX Independent School District GO PUT	5.000%	2/15/20		2,500	2,525
	Dallas TX Independent School District GO PUT	5.000%	2/15/22	(Prere.)	310	337
	Dallas TX Independent School District GO PUT	5.000%	2/15/22	(Prere.)	3,815	4,138
	Dallas TX Independent School District GO PUT	5.000%	2/15/22		15,875	17,174
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24		3,735	4,401
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24		3,315	3,906
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/25		1,740	2,108
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/26		2,500	3,018
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		2,500	2,500
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		2,500	2,500
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		1,000	1,000
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		2,500	2,594
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		1,035	1,074
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21		4,045	4,347
	Deer Park TX Independent School District GO PUT	1.550%	10/1/20		2,000	2,003
	Denton County TX GO	5.000%	7/15/22		2,000	2,202
	Denton County TX GO	5.000%	7/15/23		2,120	2,408
	Denton County TX GO	5.000%	7/15/24		515	602
	Denton County TX GO	5.000%	7/15/25		1,600	1,924
	Denton County TX GO	5.000%	7/15/26		1,845	2,266
	Denton TX GO	5.000%	2/15/22		2,000	2,021
	Denton TX GO	5.000%	2/15/24		1,430	1,650
	Denton TX Independent School District GO	0.000%	8/15/20		1,195	1,184
	Denton TX Independent School District GO	0.000%	8/15/22		5,000	4,819
	Denton TX Independent School District GO	5.000%	8/15/24		2,775	3,256
	Denton TX Independent School District GO	5.000%	8/15/25		1,170	1,386
	Denton TX Independent School District GO PUT	2.000%	8/1/24		4,500	4,609
	Dickinson TX Independent School District GO PUT	1.350%	8/2/21		2,600	2,601
5	Donna TX Independent School District GO	5.000%	2/15/24		250	288

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Donna TX Independent School District GO	5.000%	2/15/25	500	593
5	Donna TX Independent School District GO	5.000%	2/15/26	500	606
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	10,275	10,543
	Eanes TX Independent School District GO	5.000%	8/1/25	1,180	1,417
	Eanes TX Independent School District GO	5.000%	8/1/26	2,470	3,031
	El Paso TX GO	5.000%	8/15/21	5,615	5,984
	El Paso TX GO	5.000%	8/15/21	1,935	2,062
	El Paso TX GO	5.000%	8/15/22	2,860	3,148
	El Paso TX Independent School District GO	5.000%	8/15/25	1,000	1,204
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/23	1,505	1,689
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/24	1,780	2,058
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/25	1,985	2,359
	El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,817
	El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,010	1,062
	El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,100	1,196
	El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,500	2,719
	El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,085	3,666
	Fort Bend County TX GO	5.000%	3/1/21	2,020	2,121
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,433
	Fort Bend County TX GO	5.000%	3/1/24	2,270	2,627
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,314
	Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	217
	Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	223
	Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,092
	Fort Bend TX Independent School District GO	5.000%	8/15/22	1,725	1,907
	Fort Bend TX Independent School District GO	5.000%	2/15/23	3,010	3,382
	Fort Bend TX Independent School District GO	5.000%	2/15/24	2,775	3,217
	Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	2,975
	Fort Bend TX Independent School District GO	5.000%	8/15/25	2,205	2,661
	Fort Bend TX Independent School District GO	5.000%	2/15/26	1,350	1,648
	Fort Bend TX Independent School District GO	5.000%	8/15/26	3,000	3,705
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	3,170	3,169
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,270	5,285
	Fort Bend TX Independent School District GO PUT	1.950%	8/1/22	12,500	12,679
	Fort Worth TX GO	5.000%	3/1/21	10,060	10,565
	Fort Worth TX GO	4.000%	3/1/23	2,260	2,464
	Fort Worth TX GO	5.000%	3/1/24	4,535	5,243
	Fort Worth TX GO	5.000%	3/1/25	4,535	5,384
	Fort Worth TX Independent School District GO	5.000%	2/15/22	1,135	1,233
	Fort Worth TX Independent School District GO	5.000%	2/15/23	850	953
	Fort Worth TX Independent School District GO	5.000%	2/15/24	1,490	1,722
	Fort Worth TX Independent School District GO	5.000%	2/15/24	1,660	1,918
	Fort Worth TX Independent School District GO	5.000%	2/15/25	1,070	1,272
	Fort Worth TX Independent School District GO	5.000%	2/15/25	1,820	2,163
	Fort Worth TX Independent School District GO	5.000%	2/15/26	1,500	1,825
	Fort Worth TX Independent School District GO	5.000%	2/15/26	1,260	1,496
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	1,585	1,663
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	1,750	1,965
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,840	2,130
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,850	2,142
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	1,935	2,302
	Frisco TX GO	5.000%	2/15/21	4,295	4,505
	Frisco TX GO	5.000%	2/15/21	8,890	9,325
	Frisco TX GO	5.000%	2/15/23	4,130	4,635
	Frisco TX GO	5.000%	2/15/24	10,000	11,247
	Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,280
	Frisco TX Independent School District GO	5.000%	8/15/24	2,900	3,406
	Frisco TX Independent School District GO	5.000%	8/15/24	1,535	1,695
	Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,294
	Frisco TX Independent School District GO	5.000%	8/15/25	2,640	3,187
	Frisco TX Independent School District GO	5.000%	8/15/26	1,830	2,261
	Galena Park TX Independent School District GO	5.000%	8/15/24	1,030	1,207
5	Galena Park TX Independent School District GO	5.000%	8/15/25	1,000	1,202
	Galena Park TX Independent School District GO	5.000%	8/15/25	1,560	1,876
5	Galena Park TX Independent School District GO	5.000%	8/15/26	2,000	2,458
	Galveston County TX GO	4.000%	2/1/21	1,000	1,035
	Galveston County TX GO	4.000%	2/1/22	1,110	1,177
	Galveston County TX GO	4.000%	2/1/23	840	912
	Galveston County TX GO	4.000%	2/1/24	1,000	1,110
	Galveston County TX GO	4.000%	2/1/25	1,085	1,229
	Garland TX Electric Utility System Revenue	5.000%	3/1/25	725	859

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Garland TX Electric Utility System Revenue	5.000%	3/1/26		750	910
	Garland TX GO	5.000%	2/15/24		755	873
	Garland TX GO	5.000%	2/15/25		800	952
	Garland TX GO	5.000%	2/15/26		690	842
	Garland TX Independent School District GO	5.000%	2/15/25		3,815	3,999
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20		12,000	12,054
	Georgetown TX Independent School District GO PUT	2.750%	8/1/22		7,750	8,029
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/24		1,630	1,887
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/25		1,415	1,683
	Goose Creek TX Consolidated Independent School District GO PUT	1.950%	8/14/20		6,750	6,781
	Goose Creek TX Consolidated Independent School District GO PUT	1.300%	8/16/21		6,900	6,901
	Granbury TX Independent School District GO	5.000%	8/1/24		1,205	1,370
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23		180,265	200,476
	Grand Prairie TX Independent School District GO	5.000%	2/15/21		1,500	1,573
	Grand Prairie TX Independent School District GO	5.000%	2/15/22		1,025	1,114
	Grand Prairie TX Independent School District GO	5.000%	2/15/23		675	757
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/25		1,450	1,547
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26		1,500	1,801
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	(Prere.)	1,775	1,785
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20		1,975	1,986
	Harlandale TX Independent School District GO PUT	3.000%	8/15/21		4,500	4,554
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.375%	1.495%	4/1/21		17,500	17,491
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.580%	1.700%	12/1/19		10,000	10,001
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System), SIFMA Municipal Swap Index Yield + 0.750%	1.870%	6/1/20		2,000	2,005
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/19		1,265	1,266
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20		2,500	2,594
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21		2,950	3,164
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22		1,820	2,014
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21		4,000	4,283
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21		1,580	1,692
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22		2,560	2,831
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22		1,000	1,106
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23		1,250	1,424
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24		2,000	2,342
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/25		7,365	8,853
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/26		3,110	3,819
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT	5.000%	10/1/24		10,000	11,699
1	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT, 68% of 1M USD LIBOR + 0.850%	2.061%	6/1/20		32,500	32,519
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/21		760	817
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/22		600	665
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/23		760	867
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/24		1,025	1,202
	Harris County TX Flood Control District Revenue	5.000%	10/1/24		3,295	3,879
	Harris County TX Flood Control District Revenue	5.000%	10/1/25		2,555	3,091
	Harris County TX Flood Control District Revenue	5.000%	10/1/25		1,190	1,400
	Harris County TX GO	5.000%	10/1/22		10,025	11,107
	Harris County TX GO	5.000%	10/1/22		1,100	1,219
	Harris County TX GO	5.000%	10/1/23		4,465	5,102
	Harris County TX GO	5.000%	10/1/23		8,575	9,516
	Harris County TX GO	5.000%	10/1/23		3,950	4,384
	Harris County TX GO	5.000%	10/1/24		6,580	7,732
	Harris County TX GO	5.000%	10/1/24		3,315	3,896
	Harris County TX GO	5.000%	10/1/24		9,000	9,985
	Harris County TX GO	5.000%	10/1/25		1,800	2,172
	Harris County TX GO	5.000%	10/1/25		1,140	1,375
	Harris County TX GO	5.000%	10/1/26		1,360	1,637
	Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/19		400	401
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	1.350%	11/1/19		20,000	20,000
	Harris County TX Hospital District Revenue	5.000%	2/15/22		1,235	1,334
	Harris County TX Hospital District Revenue	5.000%	2/15/23		2,000	2,226
	Harris County TX Hospital District Revenue	5.000%	2/15/24		2,250	2,576

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/25		1,560	1,892
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	(ETM)	545	545
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19		1,455	1,455
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/24		1,815	2,142
	Harris County TX Sports Authority Revenue	5.000%	11/15/20		3,300	3,422
	Harris County TX Sports Authority Revenue	5.000%	11/15/20		575	595
	Harris County TX Sports Authority Revenue	5.000%	11/15/21		8,115	8,705
	Harris County TX Sports Authority Revenue	5.000%	11/15/26	(4)	11,155	12,982
	Hays County TX GO	5.000%	2/15/20		200	202
	Hays County TX GO	5.000%	2/15/21		850	892
	Hays County TX GO	5.000%	2/15/21		285	299
	Hays County TX GO	5.000%	2/15/23		1,120	1,254
	Hays County TX GO	5.000%	2/15/23		840	940
	Hays County TX GO	5.000%	2/15/24		1,035	1,193
	Hays County TX GO	5.000%	2/15/24		840	968
	Hays County TX GO	5.000%	2/15/25		1,265	1,498
	Hays County TX GO	5.000%	2/15/25		850	1,006
	Hays County TX GO	5.000%	2/15/26		1,600	1,942
	Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/22		400	430
	Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/23		350	386
	Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/24		430	504
	Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/25		525	630
	Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/26		900	1,101
	Houston TX Airport System Revenue	5.000%	7/1/24		2,225	2,595
	Houston TX Airport System Revenue	5.000%	7/1/25		3,510	4,204
	Houston TX Airport System Revenue	5.000%	7/1/25		1,650	1,976
	Houston TX Community College System Revenue	5.000%	4/15/20		1,000	1,017
	Houston TX Community College System Revenue	5.000%	4/15/23		2,000	2,254
	Houston TX Community College System Revenue	5.000%	4/15/24		2,880	3,342
	Houston TX GO	5.000%	3/1/20		2,500	2,531
	Houston TX GO	5.000%	3/1/21		2,500	2,626
	Houston TX GO	5.000%	3/1/22		20,000	21,711
	Houston TX GO	5.000%	3/1/22		3,000	3,257
	Houston TX GO	5.000%	3/1/22	(Prere.)	1,000	1,089
	Houston TX GO	5.000%	3/1/23		12,605	14,119
	Houston TX GO	5.000%	3/1/23		1,750	1,960
	Houston TX GO	5.000%	3/1/24		2,315	2,671
	Houston TX GO	5.000%	3/1/24		10,000	11,538
	Houston TX GO	5.000%	3/1/25		5,000	5,927
	Houston TX GO	5.000%	3/1/26		1,500	1,824
	Houston TX GO	5.000%	3/1/26		3,500	4,256
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21		1,500	1,600
	Houston TX Independent School District GO	5.000%	2/15/23		25,615	28,748
	Houston TX Independent School District GO	5.000%	2/15/24		20,320	23,508
	Houston TX Independent School District GO	5.000%	2/15/25		8,515	10,139
	Houston TX Independent School District GO PUT	1.450%	6/1/20		1,000	1,000
	Houston TX Independent School District GO PUT	2.200%	6/1/20		6,000	6,028
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,000	3,050
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,400	3,457
	Houston TX Independent School District GO PUT	2.250%	6/1/22		3,925	4,028
	Houston TX Independent School District GO PUT	2.250%	6/1/22		12,500	12,822
	Houston TX Utility System Revenue	5.000%	11/15/19		3,000	3,003
	Houston TX Utility System Revenue	5.000%	5/15/20		6,000	6,121
	Houston TX Utility System Revenue	5.000%	11/15/20		3,500	3,637
	Houston TX Utility System Revenue	5.000%	5/15/21		5,075	5,370
	Houston TX Utility System Revenue	5.000%	11/15/21		5,000	5,385
	Houston TX Utility System Revenue	5.000%	11/15/22		3,205	3,565
	Houston TX Utility System Revenue	5.000%	11/15/22		7,315	8,137
	Houston TX Utility System Revenue	5.000%	11/15/23		7,430	8,525
	Houston TX Utility System Revenue	5.000%	11/15/23		235	270
	Houston TX Utility System Revenue	5.000%	11/15/24		2,060	2,432
	Houston TX Utility System Revenue	5.000%	11/15/24		310	366
	Houston TX Utility System Revenue	5.000%	11/15/25		1,425	1,728
	Houston TX Utility System Revenue	5.000%	5/15/27		6,550	7,586
1	Houston TX Utility System Revenue PUT, 70% of 1M USD LIBOR + 0.360%	1.610%	8/1/21		30,900	30,917
1	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.020%	5/1/20		36,000	36,011
	Humble TX Independent School District GO	5.000%	2/15/23		2,265	2,542
	Humble TX Independent School District GO	5.500%	2/15/25		1,610	1,954
	Humble TX Independent School District GO	4.000%	2/15/26		4,000	4,526
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23		1,430	1,627
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,645	1,925

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,520	1,784
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,100	1,291
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		4,250	5,110
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		1,250	1,507
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		1,375	1,657
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26		1,250	1,543
	Irving TX GO	5.000%	9/15/25		3,090	3,733
	Irving TX GO	5.000%	9/15/26		3,150	3,895
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/20		250	258
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/21		250	266
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/22		250	274
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/23		350	394
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/24		515	595
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/25		500	591
	Irving TX Independent School District GO	5.000%	2/15/22		3,815	4,146
	Irving TX Independent School District GO	5.000%	2/15/23		2,075	2,328
	Irving TX Independent School District GO	5.000%	2/15/25		1,750	2,081
	Katy TX Independent School District GO	5.000%	2/15/21		2,185	2,292
	Katy TX Independent School District GO	5.000%	2/15/23		1,510	1,694
	Katy TX Independent School District GO	4.000%	2/15/24		410	447
	Katy TX Independent School District GO	4.000%	2/15/25		1,000	1,089
1	Katy TX Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	1.562%	8/16/21		9,750	9,749
	Keller TX Independent School District GO	5.000%	8/15/22		3,030	3,344
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21		800	848
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22		1,000	1,092
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23		255	286
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24		340	392
	Klein TX Independent School District GO	5.000%	8/1/21		8,560	9,128
	Klein TX Independent School District GO	5.000%	8/1/22		5,000	5,519
	Klein TX Independent School District GO	5.000%	8/1/26		1,215	1,381
	Lake Travis TX Independent School District GO	5.000%	2/15/24		400	463
	Lake Travis TX Independent School District GO	5.000%	2/15/25		1,535	1,830
	Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	(Prere.)	505	521
	Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22		5,095	5,226
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/21		2,340	2,454
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/22		2,530	2,749
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		3,175	3,445
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		2,070	2,459
	Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20		17,300	17,375
	Leander TX Independent School District GO	0.000%	8/16/20		2,675	2,647
	Leander TX Independent School District GO	0.000%	8/16/21		5,395	5,266
	Leander TX Independent School District GO	0.000%	8/16/22		9,615	9,255
	Leander TX Independent School District GO	5.000%	8/15/23		500	569
	Leander TX Independent School District GO	0.000%	8/16/23		8,500	8,061
	Leander TX Independent School District GO	5.000%	8/15/24		850	994
	Leander TX Independent School District GO	5.000%	8/15/27		5,320	6,535
	Lewisville TX Independent School District GO	5.000%	8/15/22		2,605	2,874
	Lewisville TX Independent School District GO	5.000%	8/15/25		1,000	1,172
	Lewisville TX Independent School District GO	5.000%	8/15/26		1,605	1,982
	Lewisville TX Independent School District GO	5.000%	8/15/26		3,245	3,795
	Lone Star College System Texas GO	5.000%	2/15/22		6,020	6,541
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22		1,000	1,094
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22		1,380	1,408
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/23		1,485	1,676
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/23		6,025	6,580
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/25		5,105	5,572
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/26		3,045	3,417
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/20		1,000	1,020
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/21		1,265	1,337
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		2,125	2,323
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		7,645	8,078
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		6,155	6,730

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23	1,000	1,126
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23	2,355	2,658
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24	1,040	1,206
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24	1,020	1,185
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24	3,095	3,597
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24	4,235	4,921
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	1,020	1,213
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	1,135	1,354
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	4,200	4,869
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	6,565	7,833
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26	1,545	1,877
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26	5,020	5,800
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26	4,020	4,900
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/27	1,050	1,301
4	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	1.240%	11/7/19	7,970	7,970
	Lubbock TX GO	5.000%	2/15/21	1,755	1,841
	Lubbock TX GO	5.000%	2/15/21	900	944
	Lubbock TX GO	5.000%	2/15/22	645	701
	Lubbock TX GO	5.000%	2/15/22	1,610	1,749
	Lubbock TX GO	5.000%	2/15/23	720	807
	Lubbock TX GO	5.000%	2/15/23	1,780	1,995
	Magnolia TX Independent School District GO	5.000%	8/15/23	510	581
	Mansfield TX Independent School District GO	4.000%	2/15/24	2,540	2,832
	Mansfield TX Independent School District GO	4.000%	2/15/25	4,910	5,591
	Mansfield TX Independent School District GO	5.000%	2/15/25	1,665	1,921
	Mansfield TX Independent School District GO	5.000%	2/15/26	2,265	2,760
	Mansfield TX Independent School District GO PUT	2.500%	8/1/21	4,625	4,711
	Marble Falls TX Independent School District GO	5.000%	8/15/25	2,105	2,539
	Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,448
	McAllen TX Independent School District GO	4.000%	2/15/25	3,330	3,621
	McAllen TX Independent School District GO	4.000%	2/15/26	3,010	3,269
	McAllen TX Independent School District GO	4.000%	2/15/27	4,440	4,813
	McAllen TX Independent School District GO	4.000%	2/15/28	2,885	3,122
	Midlothian TX Independent School District GO PUT	2.500%	8/1/20	5,500	5,545
	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	3,265	3,344
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/23	250	278
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/24	500	570
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/25	750	873
	Montgomery TX Independent School District GO	5.000%	2/15/25	1,950	2,314
	Nederland TX Independent School District GO	5.000%	8/15/25	1,875	2,246
	Nederland TX Independent School District GO	5.000%	8/15/26	1,970	2,411
	New Caney TX Independent School District GO PUT	3.000%	8/15/21	8,275	8,517
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/24	2,750	3,213
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/25	2,535	3,040
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	4.000%	11/1/20	350	357
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/22	690	748
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/23	775	859
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/24	625	707
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/20	180	181

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/21	310	318
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/22	215	224
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/23	2,665	2,495
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/24	2,000	1,870
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22	1,000	1,106
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23	1,000	1,139
North East TX Independent School District GO	5.000%	2/1/22	6,985	7,568
North East TX Independent School District GO	5.000%	2/1/23	3,185	3,565
North East TX Independent School District GO	5.250%	2/1/24	1,100	1,280
North East TX Independent School District GO	5.000%	8/1/25	400	481
North East TX Independent School District GO	5.000%	8/1/26	400	492
North East TX Independent School District GO	5.000%	8/1/26	2,015	2,419
North East TX Independent School District GO PUT	1.420%	8/1/21	6,870	6,871
North East TX Independent School District GO PUT	2.375%	8/1/22	5,500	5,640
North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,486
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	900	985
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	755	829
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,285	1,440
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,090	1,226
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,200	1,382
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/23	785	890
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/25	1,450	1,742
North Texas Municipal Water District Water System Revenue	5.000%	9/1/24	250	293
North Texas Municipal Water District Water System Revenue	5.000%	9/1/25	500	602
North Texas Municipal Water District Water System Revenue	5.000%	9/1/25	1,000	1,087
North Texas Municipal Water District Water System Revenue	5.000%	9/1/26	500	616
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,305	5,337
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,150	4,175
North Texas Tollway Authority System Revenue	5.000%	1/1/20	1,050	1,056
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,445	11,948
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,043
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,725	3,889
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,070	4,249
North Texas Tollway Authority System Revenue	5.000%	1/1/22	11,080	11,969
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,675	1,809
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,730	7,270
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,535	2,738
North Texas Tollway Authority System Revenue	5.000%	1/1/23	6,785	7,574
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,115
North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,110	3,472
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,815	3,138
North Texas Tollway Authority System Revenue	5.000%	1/1/23	5,465	6,091
North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,540	5,056
North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,630	4,041
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,150	1,319
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,609
North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,750	5,452
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,503
North Texas Tollway Authority System Revenue	5.000%	1/1/25	6,760	7,526
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,070	2,452
North Texas Tollway Authority System Revenue	5.000%	1/1/25	5,710	6,717
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,135	1,341
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,045	11,524
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,950	3,283
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,050	1,275
North Texas Tollway Authority System Revenue	5.000%	1/1/26	19,005	22,908
Northside TX Independent School District GO	5.000%	8/15/23	1,190	1,356
Northside TX Independent School District GO	5.000%	8/15/24	770	903
Northside TX Independent School District GO	5.000%	8/15/24	2,025	2,375
Northside TX Independent School District GO	5.000%	8/15/24	750	880
Northside TX Independent School District GO	5.000%	2/15/25	3,520	4,063
Northside TX Independent School District GO	5.000%	8/15/25	1,155	1,391
Northside TX Independent School District GO	5.000%	8/15/25	1,280	1,541
Northside TX Independent School District GO	5.000%	8/15/25	1,000	1,204
Northside TX Independent School District GO	4.000%	8/15/26	3,000	3,503
Northside TX Independent School District GO	5.000%	8/15/26	970	1,195
Northside TX Independent School District GO PUT	1.450%	6/1/20	15,200	15,205

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northside TX Independent School District GO PUT	2.125%	8/1/20		7,120	7,132
Northside TX Independent School District GO PUT	2.000%	6/1/21		1,900	1,920
Northside TX Independent School District GO PUT	1.750%	6/1/22		12,375	12,377
Northside TX Independent School District GO PUT	2.750%	8/1/23		15,840	16,590
Northside TX Independent School District GO PUT	1.600%	8/1/24		16,750	16,804
Nueces County TX GO	1.950%	2/15/26		4,000	4,000
Odessa TX Junior College District GO	5.000%	8/15/23		500	566
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/19		1,735	1,740
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/21		1,000	1,069
Pasadena TX Independent School District GO PUT	1.500%	8/15/24		15,000	15,034
Pearland TX GO	4.000%	3/1/20		330	333
Pearland TX GO	5.000%	3/1/21		815	856
Pearland TX GO	5.000%	3/1/22		720	781
Pearland TX GO	5.000%	3/1/23		470	526
Pearland TX GO	5.000%	3/1/24		830	957
Pearland TX GO	5.000%	3/1/25		685	810
Pearland TX GO	5.000%	3/1/26		590	714
Pearland TX Independent School District GO	5.000%	2/15/24		835	966
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/20		365	376
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/21		240	256
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/22		160	177
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/23		370	422
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/24		690	806
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/25		1,010	1,210
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/26		1,015	1,241
Pflugerville TX Independent School District GO	5.000%	2/15/24		1,015	1,174
Pflugerville TX Independent School District GO	5.000%	2/15/25		1,750	2,079
Pflugerville TX Independent School District GO	5.000%	2/15/26		1,520	1,853
Pflugerville TX Independent School District GO PUT	2.250%	8/15/22		1,725	1,767
Pflugerville TX Independent School District GO PUT	2.500%	8/15/23		4,000	4,158
Plano TX Independent School District GO	5.000%	2/15/25		5,050	6,016
Plano TX Independent School District GO	4.000%	2/15/26		1,860	1,975
Port Arthur TX Independent School District GO	5.000%	2/15/26		2,230	2,638
Port Authority of Houston TX GO	5.000%	10/1/20		3,110	3,216
Port Authority of Houston TX GO	5.000%	10/1/21		8,945	9,588
Port Authority of Houston TX GO	5.000%	10/1/22		2,725	3,020
Prosper TX Independent School District GO	5.000%	2/15/21		1,190	1,248
Prosper TX Independent School District GO	5.000%	2/15/23		400	449
Prosper TX Independent School District GO	5.000%	2/15/26		1,065	1,294
Richardson TX Independent School District GO	5.000%	2/15/21		3,125	3,277
Richardson TX Independent School District GO	5.000%	2/15/23		3,025	3,395
Richardson TX Independent School District GO	4.000%	2/15/25		2,405	2,554
Richardson TX Independent School District GO	4.000%	2/15/26		3,735	3,962
Rockwall TX GO	5.000%	8/1/21		800	853
Rockwall TX GO	5.000%	8/1/22		2,780	3,060
Rockwall TX GO	5.000%	8/1/23		1,660	1,883
Rockwall TX Independent School District GO	5.000%	2/15/25		1,500	1,784
Round Rock TX Independent School District GO	5.000%	8/1/21		3,095	3,300
Round Rock TX Independent School District GO	5.000%	8/1/22		1,000	1,104
Round Rock TX Independent School District GO	5.000%	8/1/23		2,000	2,280
Round Rock TX Independent School District GO	5.000%	8/1/23		3,700	4,202
Round Rock TX Independent School District GO	5.000%	8/1/23		7,585	8,647
Round Rock TX Independent School District GO	5.000%	8/1/24		4,045	4,729
Round Rock TX Independent School District GO	5.000%	8/1/25		2,845	3,417
Round Rock TX Independent School District GO	5.000%	8/1/25		1,000	1,207
Round Rock TX Independent School District GO PUT	1.500%	8/1/21		2,575	2,576
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		5,120	5,459
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		335	369
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	(ETM)	5,450	5,706
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	(ETM)	4,000	4,338
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/26		7,000	8,087
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/27		5,760	6,753
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20		20,000	20,357
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21		12,625	12,726
San Antonio TX Electric & Gas Systems Revenue PUT	2.750%	12/1/22		12,500	13,012
San Antonio TX GO	5.000%	2/1/21		3,575	3,743
San Antonio TX GO	5.000%	2/1/22		3,000	3,255
San Antonio TX GO	5.000%	2/1/25		4,495	5,201
San Antonio TX GO	4.000%	2/1/27		1,250	1,340

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Antonio TX GO	4.000%	2/1/28		9,000	9,621
San Antonio TX Independent School District GO	5.000%	2/15/26		9,505	11,280
San Antonio TX Water Revenue	5.000%	5/15/20		1,600	1,632
San Antonio TX Water Revenue	5.000%	5/15/21		1,000	1,058
San Antonio TX Water Revenue	5.000%	5/15/24		600	696
San Antonio TX Water Revenue	5.000%	5/15/25		650	774
San Antonio TX Water Revenue PUT	2.000%	11/1/21		40,000	40,418
San Antonio TX Water Revenue PUT	2.000%	11/1/22		12,250	12,431
San Antonio TX Water Revenue PUT	2.625%	5/1/24		7,815	8,226
San Jacinto TX Community College District GO	5.000%	2/15/24		500	577
San Jacinto TX Community College District GO	5.000%	2/15/25		1,000	1,183
San Jacinto TX Community College District GO	5.000%	2/15/26		1,025	1,243
Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23		3,830	4,290
Sheldon TX Independent School District	5.000%	2/15/25		3,015	3,580
Sherman TX Independent School District GO PUT	3.000%	8/1/20		1,530	1,548
Socorro TX Independent School District GO	5.000%	8/15/23		1,255	1,432
Socorro TX Independent School District GO	5.000%	8/15/24		1,495	1,758
Socorro TX Independent School District GO	5.000%	2/15/25		1,000	1,191
Socorro TX Independent School District GO	5.000%	8/15/25		600	724
Southside Independent School District Texas GO	5.000%	8/15/23		300	341
Southside Independent School District Texas GO	5.000%	8/15/24		250	292
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20		3,000	3,104
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22		3,950	4,381
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/23		700	799
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/24		500	587
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26		1,000	1,233
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25		5,000	6,023
Southwest Texas Independent School District GO	4.000%	2/1/25		570	646
Southwest Texas Independent School District GO	4.000%	2/1/26		500	577
Southwest Texas Independent School District GO	5.000%	2/1/27		650	806
Spring Branch TX Independent School District GO	5.000%	2/1/22		5,000	5,422
Spring Branch TX Independent School District GO	5.000%	2/1/24		1,205	1,391
Spring Branch TX Independent School District GO	5.000%	2/1/25		1,290	1,531
Spring Branch TX Independent School District GO	5.000%	2/1/26		1,745	2,124
Spring Branch TX Independent School District GO	5.000%	2/1/27		1,815	2,256
Spring Branch TX Independent School District GO PUT	1.550%	6/15/21		5,500	5,515
Spring TX Independent School District GO	5.000%	8/15/26		1,300	1,559
Stephen F Austin TX State University Revenue	5.000%	10/15/23		1,365	1,557
Stephen F Austin TX State University Revenue	5.000%	10/15/25		1,275	1,535
Sugar Land TX GO	3.000%	2/15/21		400	409
Sugar Land TX GO	5.000%	2/15/22		250	271
Sugar Land TX GO	5.000%	2/15/23		370	414
Sugar Land TX GO	5.000%	2/15/24		500	577
Sugar Land TX GO	5.000%	2/15/25		500	592
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) VRDO	1.380%	11/1/19	LOC	4,475	4,475
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Hendrick Medical Center)	5.000%	9/1/21		1,200	1,281
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.000%	10/1/20		1,865	1,929
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.000%	10/1/21		2,400	2,573
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.000%	10/1/25		3,000	3,402
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20		1,520	1,564
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	3.875%	11/15/22		1,335	1,336
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20		500	512
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21		1,105	1,171
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22		875	955
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23		750	843
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/24		1,950	2,250
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/25		1,370	1,621
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/26		3,500	4,221

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21		1,050	1,103
	Texas A&M University Revenue	5.000%	5/15/24		4,730	5,519
	Texas Affordable Housing Corp. Single Family Mortgage Revenue (Heroes Home Loan Program)	4.250%	3/1/49		5,000	5,527
	Texas City TX Independent School District GO	5.000%	8/15/22		275	304
	Texas City TX Independent School District GO	5.000%	8/15/23		590	674
	Texas City TX Independent School District GO	5.000%	8/15/24		1,650	1,940
	Texas GO	4.000%	8/27/20		522,000	533,917
	Texas GO	5.000%	10/1/20		10,000	10,351
	Texas GO	5.000%	4/1/21		3,505	3,695
	Texas GO	5.000%	10/1/21		19,025	20,426
	Texas GO	5.000%	10/1/21		5,950	6,388
	Texas GO	5.000%	4/1/23		11,995	13,093
	Texas GO	5.000%	4/1/24		590	687
	Texas GO	5.000%	8/1/25		950	1,013
	Texas GO	5.000%	8/1/25		2,875	3,369
	Texas GO	5.000%	8/1/25		2,510	3,035
	Texas GO	5.000%	8/1/25		2,000	2,418
	Texas GO	5.000%	10/1/26		3,775	4,431
	Texas GO	5.000%	10/1/26		10,100	11,682
	Texas GO VRDO	1.210%	11/7/19		92,455	92,455
	Texas GO VRDO	1.210%	11/7/19		68,005	68,005
	Texas GO VRDO	1.210%	11/8/19		35,750	35,750
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19		5,000	5,020
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19		7,195	7,226
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20		6,000	6,226
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		11,450	11,921
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		2,125	2,272
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		2,820	3,101
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		3,515	4,005
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		805	941
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25		2,150	2,574
	Texas Municipal Power Agency Revenue	5.000%	9/1/22		500	516
	Texas Municipal Power Agency Revenue	5.000%	9/1/23		810	835
	Texas Municipal Power Agency Revenue	5.000%	9/1/24		420	433
	Texas Municipal Power Agency Revenue	5.000%	9/1/25		450	464
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33		150	156
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		16,760	17,385
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22		670	727
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23		865	969
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24		600	693
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25		2,980	3,536
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26		2,510	3,054
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20		1,000	1,040
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21		1,250	1,343
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22		725	804
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23		1,720	1,964
	Texas State University System Financing System Revenue	5.000%	3/15/21		2,275	2,392
	Texas State University System Financing System Revenue	5.000%	3/15/22		2,000	2,176
	Texas State University System Financing System Revenue	5.000%	3/15/23		2,310	2,595
	Texas State University System Financing System Revenue	5.000%	3/15/24		2,025	2,346
	Texas State University System Financing System Revenue	5.000%	3/15/26		5,810	6,901
	Texas Tech University System Financing System Revenue	5.000%	8/15/20		5,000	5,147
	Texas Transportation Commission GO	5.000%	10/1/21		15,045	16,153
	Texas Transportation Commission GO	5.000%	10/1/22		17,095	18,987
	Texas Transportation Commission GO	5.000%	10/1/24		9,545	11,277
	Texas Transportation Commission GO	5.000%	4/1/25		4,065	4,870
1	Texas Transportation Commission GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	10/1/21		84,275	84,281
	Texas Transportation Commission Revenue	5.000%	10/1/21		37,040	39,724
	Texas Transportation Commission Revenue	5.000%	10/1/23		4,420	5,060
	Texas Transportation Commission Revenue	5.000%	10/1/24		5,130	6,042
	Texas Transportation Commission Revenue	5.000%	4/1/25		2,200	2,551
	Texas Transportation Commission Revenue	5.000%	10/1/25		2,320	2,803
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20		19,525	19,810
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(ETM)	1,920	1,845
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(2)	8,365	8,005
	Texas Water Development Board Revenue	5.000%	4/15/22		4,810	5,257
	Texas Water Development Board Revenue	5.000%	8/1/22		4,100	4,525
	Texas Water Development Board Revenue	5.000%	10/15/22		3,515	3,906
	Texas Water Development Board Revenue	5.000%	8/1/23		3,900	4,443
	Texas Water Development Board Revenue	5.000%	4/15/24		3,230	3,760
	Texas Water Development Board Revenue	5.000%	4/15/24		2,530	2,945

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Water Development Board Revenue	5.000%	8/1/24		4,075	4,787
Texas Water Development Board Revenue	5.000%	10/15/24		2,050	2,422
Texas Water Development Board Revenue	5.000%	10/15/24		2,855	3,374
Texas Water Development Board Revenue	5.000%	4/15/25		4,510	5,398
Texas Water Development Board Revenue	5.000%	4/15/25		3,145	3,764
Texas Water Development Board Revenue	5.000%	8/1/25		6,050	7,300
Texas Water Development Board Revenue	5.000%	10/15/25		2,800	3,398
Texas Water Financial Assistance GO	5.000%	8/1/21	(Prere.)	55	58
Texas Water Financial Assistance GO	5.000%	8/1/21		1,000	1,067
Texas Water Financial Assistance GO	5.000%	8/1/21		2,000	2,135
Texas Water Financial Assistance GO	5.000%	8/1/22		965	1,066
Texas Water Financial Assistance GO	5.000%	8/1/22		3,035	3,352
Texas Water Financial Assistance GO	5.000%	8/1/23		1,970	2,247
Texas Water Financial Assistance GO	5.000%	8/1/24		945	1,008
Texas Water Financial Assistance GO VRDO	1.850%	11/1/19		2,000	2,006
Texas Water Financial Assistance GO VRDO	2.250%	11/1/19		9,000	9,059
Tomball TX Independent School District GO	5.000%	2/15/25		5,000	5,942
Tomball TX Independent School District GO PUT	1.350%	8/15/22		6,500	6,472
Travis TX GO	2.000%	3/1/21		5,420	5,483
Travis TX GO	2.000%	3/1/22		5,530	5,634
Travis TX GO	5.000%	3/1/24		2,750	3,184
Travis TX GO	5.000%	3/1/25		5,000	5,953
Travis TX GO	5.000%	3/1/26		5,000	6,100
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23		1,090	1,240
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/24		1,300	1,524
Trinity River Authority of Texas Revenue (Tarrant County Water Project)	5.000%	2/1/23		2,430	2,713
University of Houston Texas Revenue	5.000%	2/15/21		4,405	4,619
University of Houston Texas Revenue	5.000%	2/15/23		6,880	7,719
University of North Texas Revenue	5.000%	4/15/20	(ETM)	325	331
University of North Texas Revenue	5.000%	4/15/20		2,180	2,218
University of North Texas Revenue	5.000%	4/15/21		1,750	1,847
University of North Texas Revenue	5.000%	4/15/22		1,035	1,131
University of North Texas Revenue	5.000%	4/15/23		1,270	1,432
University of North Texas Revenue	5.000%	4/15/24		2,250	2,614
University of North Texas Revenue	5.000%	4/15/25		1,135	1,356
University of Texas Permanent University Fund Revenue	5.000%	7/1/21		4,175	4,438
University of Texas Permanent University Fund Revenue	5.000%	7/1/21		1,270	1,350
University of Texas Permanent University Fund Revenue	5.000%	7/1/22		2,885	3,171
University of Texas Permanent University Fund Revenue	5.000%	7/1/22		1,520	1,671
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		1,025	1,170
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		5,500	6,654
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		3,750	4,537
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		2,945	3,563
Waco TX Independent School District GO	5.000%	8/15/26		3,840	4,488
West Travis County TX Public Utility Agency Revenue	3.000%	8/15/21	(15)	200	206
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/22	(15)	275	302
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/23	(15)	950	1,075
					3,989,353
Utah (0.2%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23		1,275	1,460
Central UT Water Conservancy District Revenue	5.000%	10/1/24		1,000	1,179
Central UT Water Conservancy District Revenue	5.000%	10/1/25		1,065	1,290
Davis UT School District GO	4.000%	6/1/25		4,395	4,989
Granite UT School District Salt Lake County GO	5.000%	6/1/26		3,680	4,539
University of Utah Revenue	5.000%	8/1/22		1,150	1,269
University of Utah Revenue	5.000%	8/1/23		625	712
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	5.000%	4/1/21		5,320	5,595
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/20		140	142
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/21		110	116
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/22		100	108
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/23		160	178
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/24		170	194
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/25		135	158
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/26		125	149
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/25		1,165	1,231
Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/24		21,000	23,974
Utah GO	5.000%	7/1/25		9,355	11,130
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21		585	620
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22		710	779
					59,812

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont (0.0%)
University of Vermont & State Agricultural College GO	5.000%	10/1/25	500	602
University of Vermont & State Agricultural College GO	5.000%	10/1/26	500	616
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/21	360	387
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/22	650	721
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,146
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,886
				6,358
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,022
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,094
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,141
				5,257
Virginia (1.5%)
Arlington County VA GO	5.000%	6/15/23	7,815	8,882
Arlington County VA GO	5.000%	6/15/24	8,575	10,047
Arlington County VA GO	5.000%	6/15/25	8,225	9,910
Arlington County VA GO	4.000%	8/1/25	7,780	8,587
Arlington County VA GO	5.000%	6/15/26	8,190	10,116
Arlington County VA GO	4.000%	8/1/26	13,670	15,051
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	11/1/23	30,000	34,093
Chesapeake VA Economic Development Authority Pollution Control Revenue PUT	1.900%	6/1/23	2,125	2,154
Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	5.000%	7/1/23	935	1,059
Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	5.000%	7/1/24	885	1,031
Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	5.000%	7/1/25	3,025	3,611
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,587
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,636
Fairfax County VA GO	3.000%	10/1/22	9,555	10,065
Fairfax County VA GO	5.000%	10/1/25	10,215	11,711
Fairfax County VA GO	5.000%	10/1/25	1,505	1,778
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) PUT	5.000%	5/15/23	14,500	16,339
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	10,064
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/22	730	801
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/24	500	577
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/25	1,000	1,181
Henrico County VA Water & Sewer Revenue	5.000%	5/1/21	1,250	1,322
Henrico County VA Water & Sewer Revenue	5.000%	5/1/23	1,380	1,562
Henrico County VA Water & Sewer Revenue	5.000%	5/1/25	1,485	1,786
Henrico County VA Water & Sewer Revenue	5.000%	5/1/26	1,415	1,747
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/21	440	450
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/22	530	550
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/23	825	866
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/24	1,015	1,076
Loudoun County VA Economic Development Authority Revenue (Roads & Public Facilities Project)	5.000%	12/1/25	1,000	1,217
Loudoun County VA GO	5.000%	12/1/22	5,120	5,718
Loudoun County VA GO	5.000%	12/1/23	5,000	5,766
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.800%	4/1/22	3,510	3,529
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.900%	6/1/23	4,000	4,046
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/23	1,250	1,388
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/24	1,055	1,205
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/25	1,455	1,705
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/26	1,420	1,704
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,895
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,040

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23		3,070	3,256
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	4.000%	1/1/24		1,675	1,764
	Peninsula Town Center VA Community Development Authority Revenue	4.000%	9/1/23		225	234
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	4.000%	1/1/21		930	952
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20		1,460	1,497
	University of Virginia Revenue	5.000%	6/1/20		525	537
	University of Virginia Revenue	5.000%	6/1/21		2,660	2,822
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/20		140	144
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/21		250	266
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/23		400	450
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/25		750	884
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		5,900	6,184
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		6,200	6,729
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23		6,505	7,298
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24		11,670	13,506
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24		17,330	20,057
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26		10,500	12,855
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20		275	280
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21		1,000	1,040
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21		1,140	1,185
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22		970	1,029
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22		1,000	1,061
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/21		18,585	19,898
	Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20		3,130	3,234
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,000	1,096
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22		3,865	4,282
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23		2,705	3,046
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		2,510	2,841
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23		1,825	2,088
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24		5,010	5,846
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25		4,090	4,909
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		7,550	9,286
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25		3,070	3,710
	Virginia Public Building Authority Revenue	5.000%	8/1/24		6,280	7,374
	Virginia Public School Authority Revenue	5.000%	8/1/20		20,425	21,002
	Virginia Public School Authority Revenue	5.000%	8/1/22		1,000	1,103
	Virginia Public School Authority Revenue	5.000%	8/1/23		3,000	3,316
	Virginia Public School Authority Revenue	4.000%	8/1/25		5,065	5,700
	Virginia Public School Authority Revenue	5.000%	8/1/27		1,485	1,783
	Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic) PUT	1.110%	11/7/19	LOC	16,650	16,650
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20		10,625	10,656
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20		1,750	1,761
	York County VA Economic Development Authority Pollution Control Revenue (VA Electric & Power Co. Project) PUT	1.900%	6/1/23		4,000	4,037
						425,500
Washington (2.4%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	2/1/26		1,250	1,356
1	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.420%	11/1/21		14,575	14,573
	Central Washington University System Revenue	5.000%	5/1/20		2,150	2,190
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/24		2,500	2,958
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/25		5,500	6,681
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/26		6,500	8,070
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/25		500	609
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/26		1,000	1,245
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		1,220	1,251

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Energy Northwest Washington Electric Revenue (Project No. 1)	4.000%	7/1/24		4,500	5,065
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24		3,200	3,747
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24		11,170	13,078
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25		11,655	14,031
1	Everett WA GO PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.520%	12/1/19		2,860	2,860
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/23		525	586
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/24		255	292
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/25		235	277
	King County WA (Bellevue School District) GO	5.000%	12/1/23		2,990	3,440
	King County WA (Public Hospital District) GO	5.000%	12/1/19		2,500	2,507
	King County WA (Public Hospital District) GO	5.000%	12/1/20		2,500	2,603
	King County WA GO	5.000%	1/1/25		1,800	1,980
	King County WA GO	5.000%	12/1/25		1,575	1,808
	King County WA School District No. 216 GO	4.000%	12/1/19		1,360	1,363
	King County WA School District No. 216 GO	5.000%	12/1/20		2,085	2,170
	King County WA School District No. 216 GO	5.000%	12/1/21		2,265	2,441
	King County WA School District No. 411 Issaquah GO	5.000%	12/1/26		1,575	1,753
	King County WA School District No. 414 GO	5.000%	12/1/22		180	201
	King County WA School District No. 414 GO	5.000%	12/1/23		400	461
	King County WA School District No. 414 GO	5.000%	12/1/24		385	456
	King County WA School District No. 414 GO	5.000%	12/1/25		520	633
	King County WA Sewer Revenue	5.250%	1/1/21	(Prere.)	6,240	6,532
	King County WA Sewer Revenue	5.000%	7/1/22		5,330	5,867
	King County WA Sewer Revenue	5.000%	7/1/25		1,480	1,731
	King County WA Sewer Revenue	5.000%	1/1/26		3,990	4,389
	King County WA Sewer Revenue	5.000%	1/1/26		6,720	7,512
	King County WA Sewer Revenue PUT	2.450%	12/1/20		35,000	35,173
	King County WA Sewer Revenue PUT	2.600%	12/1/21		21,125	21,401
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/20		510	525
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/21		575	607
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/22		355	395
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/23		270	310
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/24		335	396
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20		1,000	1,035
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21		1,075	1,154
	Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		16,685	17,740
	Pierce County WA School District No. 402 GO	4.000%	12/1/22		1,000	1,085
	Pierce County WA School District No. 402 GO	5.000%	12/1/23		800	921
	Pierce County WA School District No. 402 GO	5.000%	12/1/24		500	593
	Pierce County WA School District No. 402 GO	5.000%	12/1/25		1,000	1,218
	Port of Seattle WA Revenue	5.000%	3/1/22		1,470	1,596
	Port of Seattle WA Revenue	5.000%	8/1/23		2,315	2,548
	Seattle WA GO	5.000%	6/1/22		15,755	17,293
	Seattle WA GO	5.000%	9/1/25		5,015	5,457
	Seattle WA Municipal Light & Power Revenue	5.000%	5/1/25		5,000	5,995
	Seattle WA Municipal Light & Power Revenue	5.000%	9/1/25		2,875	3,479
1	Seattle WA Municipal Light & Power Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	1.410%	11/1/21		24,785	24,806
	Seattle WA Water System Revenue	5.000%	5/1/21		1,180	1,248
	Seattle WA Water System Revenue	5.000%	5/1/23		4,955	5,604
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/20		1,705	1,747
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/22		1,340	1,431
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/23		1,915	2,081
	Snohomish County WA GO	4.000%	12/1/25		3,220	3,526
	Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20		1,000	1,041
	Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22		700	781
	Snohomish County WA School District No. 401 (Stanwood) GO	5.000%	12/15/24		1,000	1,186
	Snohomish County WA School District No. 401 (Stanwood) GO	5.000%	12/15/25		1,000	1,217
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/22		750	814
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/23		715	799
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/24		1,550	1,731
	Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30		2,685	2,689
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20		41,360	42,412
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21		41,175	43,785
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/25		1,100	1,271
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26		9,015	10,249
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20		9,625	9,923
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		3,690	4,081
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/24		5,805	6,404
	Washington GO	5.000%	7/1/20		9,245	9,480
	Washington GO	5.000%	8/1/20		10,075	10,364
	Washington GO	5.000%	7/1/21		11,000	11,278

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	8/1/23	5,000	5,700
Washington GO	5.000%	2/1/24	1,585	1,834
Washington GO	5.000%	7/1/24	10,000	10,996
Washington GO	5.000%	7/1/24	4,430	4,871
Washington GO	5.000%	8/1/24	13,725	16,115
Washington GO	5.000%	2/1/25	2,960	3,421
Washington GO	4.000%	7/1/25	1,020	1,093
Washington GO	5.000%	7/1/25	12,500	13,738
Washington GO	5.000%	8/1/25	5,135	6,199
Washington GO	5.000%	8/1/25	360	435
Washington GO	5.000%	8/1/25	9,205	11,113
Washington GO	4.000%	7/1/26	28,260	30,238
Washington GO	5.000%	7/1/26	2,500	2,745
Washington GO	5.000%	8/1/26	12,420	15,342
Washington GO	4.000%	7/1/27	15,000	16,028
Washington GO	4.000%	7/1/29	10,000	10,878
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/20	875	893
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/21	1,000	1,053
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/22	1,965	2,132
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/25	1,000	1,176
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/25	2,000	2,353
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/26	1,945	2,324
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/26	2,250	2,688
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	5,500	6,255
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/25	15,000	17,351
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/26	14,500	17,122
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,021
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,420
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,049
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/23	725	825
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/24	1,365	1,600
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/25	670	807
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,010	1,048
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,020	1,095
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,850	2,044
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,297
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,118
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	829
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	796
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/25	2,235	2,582
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	2.375%	1/1/26	2,250	2,252
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/20	480	482
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,031
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/22	540	571
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/24	605	667
Washington Housing Finance Commission Revenue (SAG Preservation Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,164
Washington State University General Revenue	5.000%	4/1/21	1,465	1,543
Washington State University General Revenue	5.000%	4/1/22	1,500	1,635
Washington State University General Revenue	5.000%	10/1/22	650	721
Washington State University General Revenue	5.000%	10/1/23	350	401
Washington State University General Revenue	5.000%	10/1/24	585	690
				682,366
West Virginia (0.2%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/23	5,180	5,900
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/24	6,690	7,833
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,160
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,133
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	7,065	7,252
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24	10,000	10,385
West Virginia GO	5.000%	12/1/22	2,600	2,901
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/23	700	789
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/24	1,010	1,173
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/25	1,150	1,371

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/24		1,900	2,150
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/26		1,370	1,620
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23		2,235	2,530
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24		2,350	2,742
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25		2,465	2,954
	West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21		750	798
						59,691
Wisconsin (1.1%)
	DeForest WI Area School District GO	5.000%	4/1/21		555	585
	DeForest WI Area School District GO	5.000%	4/1/26		1,535	1,878
	Madison WI GO	4.000%	10/1/25		8,040	9,250
	Milwaukee WI GO	5.000%	4/1/22		3,715	4,047
	Milwaukee WI GO	4.000%	3/15/25		3,000	3,405
	Milwaukee WI Sewerage System Revenue	5.000%	6/1/21		3,440	3,642
	Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/20		900	911
	Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/21		900	943
	Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/22		1,375	1,491
	Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/23		1,400	1,567
	Sun Prairie WI Area School District GO	5.000%	3/1/25		325	386
	Sun Prairie WI Area School District GO	5.000%	3/1/26		330	402
	University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20		660	670
	University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26		2,410	2,699
	Verona WI Area School District GO	5.000%	4/1/25		3,315	3,939
	Waukesha WI School District GO	4.000%	4/1/24		780	869
	Waukesha WI School District GO	4.000%	4/1/25		825	938
	Wauwatosa WI School District GO	5.000%	3/1/25		5,550	6,620
	West De Pere WI School District GO	5.000%	4/1/26		3,160	3,863
	Wisconsin Clean Water Revenue	5.000%	6/1/22	(ETM)	5,500	6,025
	Wisconsin GO	5.000%	11/1/19		3,100	3,100
	Wisconsin GO	5.000%	11/1/20		7,400	7,683
	Wisconsin GO	5.000%	5/1/21	(Prere.)	1,000	1,056
	Wisconsin GO	5.000%	5/1/22	(Prere.)	135	147
	Wisconsin GO	5.000%	5/1/24		9,310	10,186
	Wisconsin GO	5.000%	5/1/24		7,920	8,946
	Wisconsin GO	5.000%	5/1/24		2,000	2,259
	Wisconsin GO	5.000%	5/1/25		5,235	6,194
	Wisconsin GO	5.000%	5/1/25		18,615	21,040
	Wisconsin GO	5.000%	5/1/25		4,920	5,561
	Wisconsin GO	5.000%	5/1/27		4,000	4,714
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (Iowa Health System Obligated Group)	5.000%	12/1/20		820	852
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	1,330	1,359
1	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.470%	7/28/21		3,500	3,494
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24		1,000	1,152
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26		1,000	1,203
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/21		850	898
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/22		775	839
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/23		500	554
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/24		500	566
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/25		500	576
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/25		14,595	17,654
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/26		635	742
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/26		16,450	20,317
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20		34,460	35,196
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21	(Prere.)	13,000	13,834

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/24		100	117
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/25		125	149
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/26		200	243
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/23		525	597
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/24		950	1,112
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/25		725	871
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22		1,000	1,087
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23		1,000	1,122
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24		1,050	1,212
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/19		1,500	1,502
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20		5,335	5,486
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20		2,275	2,360
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21		2,485	2,666
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21		630	675
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22		325	359
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22		350	387
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23		350	399
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23		325	370
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24		350	410
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/25		600	719
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/26		1,100	1,344
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/20		1,840	1,858
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/21		1,990	2,079
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/22		2,100	2,265
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/23		2,130	2,366
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21		1,470	1,579
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/24		970	1,138
	Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20		3,580	3,583
	Wisconsin Housing & Economic Development Authority Revenue PUT	5.000%	6/1/23		20,000	21,941
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20		4,685	4,783
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21		4,830	5,094
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21		2,220	2,342
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22		3,085	3,357
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22		2,125	2,313
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23		1,300	1,457
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24		3,325	3,832
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25		1,430	1,691
	Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20		115	116
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/23		815	897
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/24		2,555	2,863
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/25		4,485	5,115
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/26		3,210	3,711
	Wisconsin Transportation Revenue	5.000%	7/1/25		3,390	3,845
	Wisconsin Transportation Revenue	5.000%	7/1/26		745	845
						326,509
Wyoming (0.3%)
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.300%	11/1/19		27,195	27,195
	Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.300%	11/1/19		15,800	15,800
	Sweetwater County WY Pollution Control Revenue (Idaho Power Co.)	1.700%	7/15/26		34,000	33,647
1	Wyoming Community Development Authority PUT, SIFMA Municipal Swap Index Yield + 0.320%	1.440%	9/1/21		4,000	4,005
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/22	(15)	350	376
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/23	(15)	200	222
						81,245
Total Tax-Exempt Municipal Bonds (Cost $28,082,328)						28,556,510

Limited-Term Tax-Exempt Fund

				Market
				Value•
		Coupon	Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
7	Vanguard Municipal Cash Management Fund (Cost $418,168)	1.198%	4,181,425	418,184
Total Investments (99.7%) (Cost $28,500,496)				28,974,694

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	1,356
Receivables for Investment Securities Sold	46,170
Receivables for Accrued Income	309,276
Receivables for Capital Shares Issued	35,330
Variation Margin Receivable—Futures Contracts	1,014
Other Assets	33,114
Total Other Assets	426,260
Liabilities
Payables for Investment Securities Purchased	(288,980)
Payables for Capital Shares Redeemed	(39,829)
Payables for Distributions	(11,243)
Payables to Vanguard	(7,713)
Variation Margin Payable—Futures Contracts	(28)
Total Liabilities	(347,793)
Net Assets (100%)	29,053,161

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	28,683,545
Total Distributable Earnings (Loss)	369,616
Net Assets	29,053,161

Investor Shares—Net Assets
Applicable to 120,379,023 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,332,860
Net Asset Value Per Share—Investor Shares	$11.07

Admiral Shares—Net Assets
Applicable to 2,503,594,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,720,301
Net Asset Value Per Share—Admiral Shares	$11.07

•      See Note A in Notes to Financial Statements.

1     Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

2     Step bond.

3     Securities with a value of $2,553,000 have been segregated as initial margin for open futures contracts.

4     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $956,193,000, representing 3.3% of net assets.

5     Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.

6     The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	1,407		303,351	130
5-Year U.S. Treasury Note	December 2019	1,166		138,991	(29)
					101

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Interest[1]	571,806
Total Income	571,806
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,890
Management and Administrative—Investor Shares	1,874
Management and Administrative—Admiral Shares	17,831
Marketing and Distribution—Investor Shares	203
Marketing and Distribution—Admiral Shares	1,680
Custodian Fees	74
Auditing Fees	32
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—Admiral Shares	280
Trustees’ Fees and Expenses	12
Total Expenses	25,936
Net Investment Income	545,870
Realized Net Gain (Loss)
Investment Securities Sold[1]	(4,629)
Futures Contracts	(17,579)
Realized Net Gain (Loss)	(22,208)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	758,156
Futures Contracts	1,389
Change in Unrealized Appreciation (Depreciation)	759,545
Net Increase (Decrease) in Net Assets Resulting from Operations	1,283,207

1     Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,296,000, ($4,000), and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	545,870	468,577
Realized Net Gain (Loss)	(22,208)	(57,076)
Change in Unrealized Appreciation (Depreciation)	759,545	(401,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,283,207	10,455
Distributions
Net Investment Income
Investor Shares	(26,139)	(28,287)
Admiral Shares	(519,398)	(439,887)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(545,537)	(468,174)
Capital Share Transactions
Investor Shares	(158,218)	(278,191)
Admiral Shares	2,371,586	1,804,732
Net Increase (Decrease) from Capital Share Transactions	2,213,368	1,526,541
Total Increase (Decrease)	2,951,038	1,068,822
Net Assets
Beginning of Period	26,102,123	25,033,301
End of Period	29,053,161	26,102,123

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.77	$10.97	$11.02	$11.04	$11.08
Investment Operations
Net Investment Income	.209 [1]	.191 [1]	.166 [1]	.164	.166
Net Realized and Unrealized Gain (Loss) on Investments	.300	(.200)	(.050)	(.020)	(.040)
Total from Investment Operations	.509	(.009)	.116	.144	.126
Distributions
Dividends from Net Investment Income	(.209)	(.191)	(.166)	(.164)	(.166)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.209)	(.191)	(.166)	(.164)	(.166)
Net Asset Value, End of Period	$11.07	$10.77	$10.97	$11.02	$11.04

Total Return[2]	4.76%	-0.08%	1.07%	1.31%	1.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,333	$1,453	$1,761	$1,998	$2,040
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.76%	1.52%	1.48%	1.51%
Portfolio Turnover Rate	21%	28%	19%	13%	16%

1     Calculated based on average shares outstanding.

2     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.77	$10.97	$11.02	$11.04	$11.08
Investment Operations
Net Investment Income	.218 [1]	.200 [1]	.177 [1]	.175	.175
Net Realized and Unrealized Gain (Loss) on Investments	.300	(.200)	(.050)	(.020)	(.040)
Total from Investment Operations	.518	—	.127	.155	.135
Distributions
Dividends from Net Investment Income	(.218)	(.200)	(.177)	(.175)	(.175)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.218)	(.200)	(.177)	(.175)	(.175)
Net Asset Value, End of Period	$11.07	$10.77	$10.97	$11.02	$11.04

Total Return[2]	4.84%	0.00%	1.17%	1.41%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,720	$24,649	$23,273	$21,959	$19,035
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.98%	1.84%	1.62%	1.58%	1.59%
Portfolio Turnover Rate	21%	28%	19%	13%	16%

1     Calculated based on average shares outstanding.

2     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

Limited-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,356,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	28,556,510	—
Temporary Cash Investments	418,184	—	—
Futures Contracts—Assets[1]	1,014	—	—
Futures Contracts—Liabilities[1]	(28)	—	—
Total	419,170	28,556,510	—

1     Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(26,751)
Total Distributable Earnings (Loss)	26,751

Limited-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	17,494
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(99,903)
Net Unrealized Gains (Losses)	469,406

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	28,505,288
Gross Unrealized Appreciation	478,572
Gross Unrealized Depreciation	(9,166)
Net Unrealized Appreciation (Depreciation)	469,406

E.  During the year ended October 31, 2019, the fund purchased $7,353,431,000 of investment securities and sold $5,100,613,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2019, such purchases and sales were $1,298,738,000 and $2,394,507,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital share transactions for each class of shares were:

	Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	385,168	35,152	454,635	41,884
Issued in Lieu of Cash Distributions	22,120	2,013	22,623	2,088
Redeemed	(565,506)	(51,647)	(755,449)	(69,619)
Net Increase (Decrease)—Investor Shares	(158,218)	(14,482)	(278,191)	(25,647)
Admiral Shares
Issued	9,505,293	867,596	9,573,303	882,384
Issued in Lieu of Cash Distributions	391,414	35,613	326,894	30,172
Redeemed	(7,525,121)	(687,634)	(8,095,465)	(746,339)
Net Increase (Decrease)—Admiral Shares	2,371,586	215,575	1,804,732	166,217

G.  Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009–October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2019			of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund Investor Shares	8.65%	3.09%	3.90%	$14,655
Bloomberg Barclays 1–15 Year Municipal Bond Index	8.12	2.98	3.73	14,420
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	15,388

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	8.73%	3.18%	3.98%	$73,888
Bloomberg Barclays 1–15 Year Municipal Bond Index	8.12	2.98	3.73	72,099
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	76,939

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Largest Area Concentrations

As of October 31, 2019

New York	14.5%
California	9.3
Texas	9.3
Illinois	5.7
Pennsylvania	5.1
Florida	5.0
Maryland	3.6
Ohio	3.3
Washington	3.1
Georgia	3.0
Top Ten	61.9%

The table shows the percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (1.2%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,000	1,021
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21		3,000	3,165
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33		7,500	8,195
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/29		3,200	4,017
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30		7,950	9,256
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37		10,030	11,287
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	6,905	7,638
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	7,245	8,014
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	7,000	7,743
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21		4,895	5,176
	Auburn University Alabama General Fee Revenue	5.000%	6/1/31		3,000	3,255
	Baldwin County AL Board of Education Revenue	5.000%	6/1/26		1,520	1,782
	Baldwin County AL Board of Education Revenue	5.000%	6/1/27		1,750	2,046
	Baldwin County AL Board of Education Revenue	5.000%	6/1/28		2,750	3,207
	Baldwin County AL Board of Education Revenue	5.000%	6/1/29		3,000	3,495
	Baldwin County AL Board of Education Revenue	5.000%	6/1/30		6,335	7,371
	Baldwin County AL Board of Education Revenue	5.000%	6/1/32		2,005	2,322
	Birmingham AL GO	5.000%	3/1/32		5,000	5,537
	Birmingham AL Special Care Facilities Financing Authority Revenue (Children’s Hospital of Alabama)	5.000%	6/1/29		2,195	2,569
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26		1,795	2,173
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27		3,945	4,883
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27		1,100	1,362
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/28		1,250	1,575
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33		4,000	4,847
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/35		5,000	5,976
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/32		1,150	1,410
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/33		1,500	1,833
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/34		1,825	2,225
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/35		2,155	2,620
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		36,515	39,255
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		25,000	28,006
1	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.261%	12/1/23		16,500	16,366
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		78,110	80,984
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		8,680	9,198
	Hoover AL GO	4.000%	7/1/30		2,485	2,847
	Huntsville AL Electric System Revenue	5.000%	12/1/26		650	808
	Huntsville AL Electric System Revenue	5.000%	12/1/26		300	373
	Huntsville AL Electric System Revenue	5.000%	12/1/27		400	502
	Huntsville AL Electric System Revenue	5.000%	12/1/27		275	345
	Huntsville AL Electric System Revenue	5.000%	12/1/28		500	625
	Huntsville AL Electric System Revenue	5.000%	12/1/28		395	494
	Huntsville AL Electric System Revenue	5.000%	12/1/29		1,000	1,243
	Huntsville AL Electric System Revenue	5.000%	12/1/29		500	622
	Huntsville AL Electric System Revenue	5.000%	12/1/31		365	450
	Huntsville AL Electric System Revenue	5.000%	12/1/32		1,010	1,239
	Huntsville AL Electric System Revenue	5.000%	12/1/33		1,000	1,224
	Huntsville AL Electric System Revenue	5.000%	12/1/34		1,880	2,294
	Huntsville AL Electric System Revenue	5.000%	12/1/35		2,000	2,436
	Huntsville AL Electric System Revenue	5.000%	12/1/36		2,025	2,460
	Huntsville AL Electric System Revenue	5.000%	12/1/37		1,500	1,815
	Huntsville AL Electric System Revenue	5.000%	12/1/38		1,325	1,599
	Huntsville AL GO	5.000%	5/1/21	(Prere.)	2,050	2,164
	Huntsville AL GO	5.000%	5/1/21	(Prere.)	2,375	2,507
	Huntsville AL GO	5.000%	5/1/21		2,330	2,463
	Huntsville AL GO	5.000%	9/1/21	(Prere.)	2,245	2,398
	Huntsville AL GO	5.000%	5/1/24		2,410	2,808
	Huntsville AL GO	5.000%	5/1/25		2,535	3,035
	Huntsville AL GO	5.000%	5/1/25		2,955	3,538

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Huntsville AL GO	5.000%	3/1/26		295	315
Huntsville AL GO	5.000%	5/1/26		2,660	3,267
Huntsville AL GO	5.000%	5/1/33		575	605
Huntsville AL GO	5.000%	5/1/34		3,515	4,354
Huntsville AL GO	5.000%	5/1/35		3,690	4,560
Huntsville AL GO	5.000%	5/1/35		3,000	3,707
Huntsville AL GO	5.000%	5/1/36		3,875	4,776
Huntsville AL GO	5.000%	5/1/36		4,330	5,337
Huntsville AL GO	5.000%	5/1/36		5,055	6,413
Huntsville AL GO	5.000%	5/1/37		4,070	5,002
Huntsville AL GO	5.000%	5/1/37		3,050	3,748
Huntsville AL GO	5.000%	5/1/37		5,055	6,390
Huntsville AL GO	5.000%	5/1/38		2,245	2,751
Huntsville AL Water System Revenue	5.000%	11/1/25		1,500	1,799
Huntsville AL Water System Revenue	5.000%	11/1/27		1,655	1,972
Huntsville AL Water System Revenue	5.000%	11/1/28		1,525	1,812
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.250%	2/1/20		2,845	2,870
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.250%	2/3/20	(Prere.)	3,630	3,665
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.250%	2/3/20	(Prere.)	5,450	5,502
Jefferson County AL GO	5.000%	4/1/26		3,600	4,354
Jefferson County AL Revenue	5.000%	9/15/25		3,680	4,389
Jefferson County AL Revenue	5.000%	9/15/27		5,340	6,544
Jefferson County AL Revenue	5.000%	9/15/28		2,500	3,054
Jefferson County AL Revenue	5.000%	9/15/29		5,285	6,427
Jefferson County AL Revenue	5.000%	9/15/30		7,405	8,963
Jefferson County AL Revenue	5.000%	9/15/32		5,000	6,019
Jefferson County AL Revenue	5.000%	9/15/33		6,700	8,044
Jefferson County AL Revenue	5.000%	9/15/34		3,305	3,960
Jefferson County AL Revenue	4.000%	9/15/36		5,105	5,621
Jefferson County AL Revenue	4.000%	9/15/37		5,245	5,756
Jefferson County AL Sewer Revenue	5.000%	10/1/22		1,730	1,895
Jefferson County AL Sewer Revenue	5.000%	10/1/23		7,000	7,873
Jefferson County AL Sewer Revenue	0.000%	10/1/26	(4)	1,000	811
Jefferson County AL Sewer Revenue	0.000%	10/1/27	(4)	1,410	1,070
Jefferson County AL Sewer Revenue	0.000%	10/1/28	(4)	1,500	1,062
Mobile County AL Board of School Commissioners GO	5.000%	3/1/27		3,505	4,144
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29		3,575	4,186
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30		2,500	2,916
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31		3,000	3,487
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		250,000	269,703
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		25,595	27,954
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/30		1,600	1,925
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/34		1,020	1,218
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/35		1,500	1,786
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/36		2,025	2,406
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/27		450	564
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/28		625	797
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/29		800	1,033
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/30		600	771
University of Alabama General Revenue	5.000%	7/1/21		10,530	11,183
University of South Alabama University Facilities Revenue	5.000%	11/1/24	(4)	1,675	1,951
University of South Alabama University Facilities Revenue	5.000%	11/1/25	(4)	1,700	2,031
University of South Alabama University Facilities Revenue	5.000%	11/1/27	(4)	2,035	2,474
University of South Alabama University Facilities Revenue	5.000%	11/1/28	(4)	2,240	2,715
University of South Alabama University Facilities Revenue	5.000%	11/1/29	(4)	1,110	1,339
University of South Alabama University Facilities Revenue	5.000%	11/1/33	(4)	5,110	6,097
					835,465
Alaska (0.2%)
Alaska GO	5.000%	8/1/24		5,000	5,613
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.090%	11/7/19		56,420	56,420
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	2,600	2,852
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	4,505	4,941
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	1,690	1,854
Alaska Housing Finance Corp. Revenue	5.000%	12/1/25		475	519
Alaska Housing Finance Corp. Revenue	5.000%	12/1/26		825	899
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29		310	336
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32		4,855	5,341
Anchorage AK Electric Utility Revenue	5.000%	12/1/26		2,350	2,753

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Anchorage AK Electric Utility Revenue	5.000%	12/1/34		4,500	5,236
Anchorage AK GO	5.000%	9/1/26		6,590	7,927
Anchorage AK Wastewater Revenue	5.000%	5/1/30		1,565	1,940
Anchorage AK Wastewater Revenue	5.000%	5/1/31		2,000	2,462
Anchorage AK Water Revenue	5.000%	5/1/30		2,050	2,541
Anchorage AK Water Revenue	5.000%	5/1/31		1,570	1,933
Anchorage AK Water Revenue	5.000%	5/1/34		4,000	4,881
Anchorage AK Water Revenue	5.000%	5/1/35		4,000	4,863
Anchorage AK Water Revenue	5.000%	5/1/36		3,470	4,208
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31		15,000	17,541
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32		5,000	5,834
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		1,575	1,577
Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	1.300%	11/1/19		10,700	10,700
					153,171
Arizona (2.0%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	800	880
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	715	786
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/26		810	996
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/27		315	345
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		840	1,049
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		285	312
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30		710	820
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31		725	858
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32		875	1,033
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32		750	863
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33		700	826
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33		750	862
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		1,000	1,179
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		750	861
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		1,250	1,531
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		600	706
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		750	860
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		1,280	1,564
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36		1,000	1,144
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37		1,500	1,823
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		3,510	4,185
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		1,860	2,218
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/30		2,065	2,446
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/31		1,000	1,085
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/32		1,100	1,296
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/32		1,290	1,399
Arizona COP	5.000%	9/1/20		1,700	1,753
Arizona COP	5.000%	10/1/26		10,590	13,115
Arizona COP	5.000%	10/1/27		13,400	16,966
Arizona COP	5.000%	10/1/28		11,330	14,592
Arizona COP	5.000%	10/1/29		17,335	22,659
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21		3,480	3,636
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22		3,100	3,334
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23		5,000	5,380
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27		6,500	7,007
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23		1,000	1,142
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25		3,810	4,467
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/31		685	806
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/35		1,820	2,123
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/27	(15)	400	486
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/28	(15)	325	402
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/29	(15)	700	875
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/31	(15)	325	402
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/32	(15)	325	399
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/33	(15)	350	429
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/34	(15)	250	277
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/35	(15)	530	646

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/36	(15)	555	674
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/37	(15)	775	938
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/38	(15)	650	784
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/39	(15)	500	544
Arizona Lottery Revenue	5.000%	1/1/20	(Prere.)	18,000	18,108
Arizona Lottery Revenue	5.000%	1/1/20	(Prere.)	15,000	15,090
Arizona Lottery Revenue	5.000%	1/1/20	(Prere.)	15,000	15,090
Arizona Lottery Revenue	5.000%	1/1/20	(Prere.)	13,975	14,059
Arizona Lottery Revenue	5.000%	7/1/26		6,390	7,878
Arizona Lottery Revenue	5.000%	7/1/27		7,000	8,816
Arizona Lottery Revenue	5.000%	7/1/28		5,500	7,064
Arizona Lottery Revenue	5.000%	7/1/29		5,365	7,001
Arizona School Facilities Board COP	5.000%	9/1/21		5,130	5,486
Arizona State Industrial Development Authority Revenue (Pinecrest Academy)	5.750%	7/15/38		1,810	2,052
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24		1,625	1,899
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34		2,900	3,497
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35		2,000	2,406
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36		2,530	3,038
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		6,755	7,184
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22		10,200	11,232
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		12,015	13,671
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		27,590	32,343
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	(Prere.)	9,940	10,194
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		8,500	9,349
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	7,580	8,338
Arizona Transportation Board Highway Revenue	5.000%	7/1/23		4,225	4,652
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		6,390	7,491
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		6,000	7,022
Arizona Transportation Board Highway Revenue	5.000%	7/1/27		1,925	2,114
Arizona Transportation Board Highway Revenue	5.000%	7/1/30		4,375	5,324
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		14,000	16,946
Arizona Transportation Board Highway Revenue	5.000%	7/1/33		5,125	6,191
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	(ETM)	2,155	2,231
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20		1,345	1,392
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	(ETM)	1,450	1,556
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21		2,235	2,398
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	(ETM)	1,490	1,655
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		6,010	6,672
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27		12,000	14,080
Chandler AZ GO	4.000%	7/1/22		3,515	3,776
Chandler AZ GO	5.000%	7/1/23		3,400	3,868
Chandler AZ GO	5.000%	7/1/24		5,905	6,928
Gilbert AZ GO	5.000%	7/1/20		14,000	14,355
Gilbert AZ GO	5.000%	7/1/21		7,290	7,753
Gilbert AZ Water Resource Municipal Property Corp. Revenue	5.000%	7/1/27		2,555	3,150
Glendale AZ Excise Tax Revenue	5.000%	7/1/27		3,495	4,356
Glendale AZ Excise Tax Revenue	5.000%	7/1/29		2,500	3,094
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20		1,500	1,529
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21		1,500	1,529
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22		3,500	3,568
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23		3,805	3,878
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25		3,750	3,822
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26		2,890	2,945
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27		5,000	5,095
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		14,000	14,264
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20		2,770	2,839
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21		2,990	3,177
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22		3,140	3,453
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/25		9,445	11,319
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30		8,745	10,323
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31		6,415	7,554
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20		1,695	1,737
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30		1,775	2,006
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31		1,500	1,690
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31		1,400	1,578
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/28		350	400
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/38		600	688

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/30		2,150	2,323
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/31		2,415	2,585
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32		1,500	1,588
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/33		2,310	2,421
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/27		8,050	9,977
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/28		15,345	19,385
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	4.000%	1/1/32		12,020	13,474
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/32		9,045	10,922
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/34		7,510	9,006
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/38		1,615	1,913
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	5/15/26		15,000	18,199
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) VRDO	1.100%	11/7/19		25,000	25,000
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/32		1,035	1,272
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/34		1,000	1,222
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/35		1,000	1,215
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/36		2,140	2,590
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/37		2,520	3,034
1	Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20		1,390	1,416
1	Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/23	(Prere.)	690	792
1	Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23	(Prere.)	480	555
1	Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23	(Prere.)	375	434
	Maricopa County AZ Unified School District GO	5.000%	7/1/22		8,465	9,315
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/23		2,250	2,556
	Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/29		1,620	1,889
	Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/30		1,425	1,648
	Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/31		2,000	2,297
	Maricopa County AZ Unified School District No. 97 (Deer Valley) GO	5.000%	7/1/25		6,685	8,032
	Mesa AZ Utility System Revenue	5.000%	7/1/21	(14)	11,915	12,668
	Mesa AZ Utility System Revenue	4.000%	7/1/32		6,700	7,554
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	9,555	9,796
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	13,330	13,666
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30		3,895	4,825
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/31		12,540	15,422
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/32		1,580	1,943
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33		4,500	5,521
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		2,000	2,443
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		24,550	29,884
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36		4,190	5,105
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36		10,025	12,174
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37		3,085	3,747
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37		20,065	24,290
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/38		4,000	4,846
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		6,320	6,958
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		11,000	12,110
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28		6,440	7,541
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28		2,730	3,197
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/33		6,845	8,081
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/26		1,790	2,199
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27		2,035	2,554
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28		16,000	17,780
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/32		5,120	6,194
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/33		3,250	3,926
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34		8,520	10,273
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20		3,010	3,086
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		11,060	12,177
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23		7,195	8,186
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24		7,835	9,193
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25		9,040	10,585
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		11,000	12,860
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27		2,565	2,988
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/29		30,000	33,244
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/31		9,530	11,564
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/32		13,065	15,814

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	11,490	13,880
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	12,815	15,452
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	10,000	12,032
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/36	8,750	10,505
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/37	8,700	10,416
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/39	10,000	11,923
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/26	250	295
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/29	700	846
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/31	700	838
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/33	300	357
Pima County AZ Community College District Revenue	5.000%	7/1/32	650	810
Pima County AZ Community College District Revenue	5.000%	7/1/33	750	933
Pima County AZ Community College District Revenue	5.000%	7/1/34	1,245	1,544
Pima County AZ Community College District Revenue	5.000%	7/1/36	500	617
Pima County AZ GO	4.000%	7/1/21	6,000	6,282
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/34	730	783
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/39	655	695
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,695
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,040	3,337
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,585	4,064
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,054
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,101
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,679
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,791
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,245	6,321
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/22	2,025	2,242
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/23	1,155	1,324
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/25	1,655	1,955
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/26	10,750	13,127
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	5,000	6,225
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29	3,135	3,890
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/30	18,440	23,315
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	6,650	8,346
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	5,030	6,144
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/34	23,970	28,187
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35	25,020	29,365
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,993
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38	6,240	7,528
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	25
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	4,045	4,346
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,335	4,792
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,440	9,589
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,254
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,820
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,790	3,395
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	340
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,304
Scottsdale AZ GO	4.000%	7/1/24	3,115	3,514
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	13,665
Tempe AZ GO	4.000%	7/1/25	5,765	6,647
Tucson AZ Water System Revenue	5.000%	7/1/23	3,540	4,024
Tucson AZ Water System Revenue	5.000%	7/1/28	1,765	2,215
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,187
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/27	1,245	1,535
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/39	1,020	1,250
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,245	1,435
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,440
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,010	1,153
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,730
				1,436,961

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		49,000	49,436
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22		380	409
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24		10,105	11,922
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32		3,000	3,562
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33		3,305	3,910
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34		2,815	3,325
Rogers AR Sales and Use Tax Revenue	2.125%	11/1/21	(Prere.)	480	488
Rogers AR School District No. 30 GO	3.000%	2/1/31		4,810	4,967
Springdale AR Sales and Use Revenue	5.000%	4/1/26	(15)	2,620	3,025
Springdale AR Sales and Use Revenue	5.000%	4/1/27	(15)	1,500	1,726
Springdale AR Sales and Use Revenue	5.000%	4/1/28	(15)	1,025	1,176
Springdale AR Sales and Use Revenue	4.000%	4/1/30	(15)	2,670	2,897
Springdale AR Sales and Use Revenue	4.000%	4/1/31	(15)	2,860	3,089
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	18,550	20,849
Springdale AR School District No. 50 GO	4.000%	6/1/26		4,505	4,831
Springdale AR School District No. 50 GO	4.000%	6/1/27		3,500	3,747
Springdale AR School District No. 50 GO	4.000%	6/1/32		4,500	4,766
Springdale AR School District No. 50 GO	4.000%	6/1/33		5,500	5,820
University of Arkansas Revenue	5.000%	11/1/19		600	600
University of Arkansas Revenue	5.000%	11/1/20		855	887
University of Arkansas Revenue	5.000%	11/1/25		570	687
University of Arkansas Revenue	5.000%	11/1/26		600	739
University of Arkansas Revenue	5.000%	11/1/29		710	870
University of Arkansas Revenue	5.000%	11/1/31		835	1,015
University of Arkansas Revenue	5.000%	11/1/33		1,000	1,210
University of Arkansas Revenue	5.000%	11/1/34		1,000	1,207
University of Arkansas Revenue	5.000%	11/1/36		1,200	1,441
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/21	(Prere.)	1,815	1,951
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/21	(Prere.)	1,075	1,156
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/21	(Prere.)	1,695	1,822
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22		2,000	2,226
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		1,280	1,471
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		2,020	2,342
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		2,205	2,548
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28		3,210	3,691
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29		3,355	3,840
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30		2,555	2,915
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27		1,000	1,139
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28		3,000	3,413
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29		1,970	2,240
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30		2,000	2,270
					171,625
California (9.3%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27		1,375	1,509
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29		2,795	3,064
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21		160	172
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		1,450	1,608
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	(4)	1,970	2,453
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/27	(4)	2,345	2,988
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/33	(4)	750	926
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/34	(4)	600	738
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		6,500	7,640
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27		3,000	3,492
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30		12,395	14,220
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	2,195	2,360
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27		4,015	4,535
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/29		5,000	5,638
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30		9,000	10,126

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		5,000	5,604
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/35		5,000	5,579
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,030	5,335
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,300	5,621
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		7,900	9,306
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		4,680	5,459
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		11,840	13,571
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34		25,295	28,841
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		40,120	45,490
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		26,415	29,697
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		20,000	22,347
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		15,625	15,740
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		7,200	7,335
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		64,500	67,008
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		19,850	21,314
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		54,000	57,762
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		33,875	36,777
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32		12,970	15,001
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.820%	4/1/21		14,500	14,584
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.020%	5/1/23		13,500	13,741
	Beverly Hills CA Unified School District GO	0.000%	8/1/28		5,000	4,274
	Beverly Hills CA Unified School District GO	0.000%	8/1/29		7,950	6,594
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	12,410	12,657
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	6,200	6,323
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		20,150	20,547
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	80	93
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	35	42
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	55	66
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		2,490	2,960
	California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/37	(14)	6,340	3,866
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29		3,000	3,600
	California GO	5.000%	10/1/20		3,000	3,106
	California GO	5.000%	11/1/20		68,080	70,705
	California GO	5.000%	3/1/22		26,540	28,938
	California GO	5.000%	8/1/22		19,000	21,014
	California GO	5.000%	8/1/22		4,880	5,397
	California GO	5.000%	9/1/22		4,900	5,435
	California GO	5.000%	9/1/22		5,620	6,233
	California GO	5.000%	9/1/22		17,000	18,855
	California GO	5.250%	10/1/22		160	160
	California GO	5.000%	12/1/22		11,000	12,303
	California GO	5.000%	9/1/23		9,770	11,195
	California GO	5.000%	11/1/23		9,700	11,174
	California GO	5.000%	12/1/23		34,000	39,269
	California GO	5.000%	3/1/24		30,065	34,965
	California GO	5.000%	4/1/24		6,000	6,996
	California GO	5.000%	5/1/24		35,000	40,911
	California GO	5.000%	10/1/24		38,425	45,476
	California GO	5.000%	10/1/24		10,500	12,427
	California GO	5.000%	3/1/25		15,410	18,443
	California GO	5.000%	10/1/25		34,000	41,364
	California GO	5.000%	10/1/25		20,000	22,588
	California GO	5.000%	11/1/25		33,000	39,099
	California GO	5.000%	4/1/26		48,005	59,009
	California GO	5.000%	10/1/26		31,195	35,221
	California GO	5.000%	4/1/27		52,120	65,404
	California GO	3.500%	8/1/27		21,000	24,243
	California GO	5.000%	10/1/27		11,250	12,698
	California GO	5.250%	10/1/27		26,440	28,497
	California GO	5.000%	11/1/27		17,380	19,992
	California GO	5.000%	2/1/28		12,500	14,011
	California GO	5.000%	11/1/28		7,770	9,842
	California GO	5.000%	11/1/28		9,175	10,538
	California GO	5.000%	12/1/28		3,575	4,117
	California GO	5.000%	9/1/29		5,600	6,873
	California GO	5.250%	9/1/29		10,460	12,045

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	10/1/29		280	281
	California GO	5.000%	10/1/29		10,000	11,798
	California GO	5.250%	3/1/30		29,500	29,896
	California GO	5.000%	4/1/30		15,000	19,842
	California GO	5.000%	5/1/30		30,000	34,924
	California GO	4.000%	8/1/30		12,400	14,250
	California GO	5.000%	8/1/30		15,000	18,298
	California GO	5.000%	9/1/30		4,500	4,811
	California GO	5.250%	9/1/30		25,480	29,320
	California GO	5.000%	4/1/31		2,000	2,680
	California GO	4.000%	8/1/31		27,000	30,940
	California GO	4.000%	9/1/31		7,660	8,789
	California GO	5.000%	10/1/31		24,000	28,266
	California GO	5.000%	11/1/31		10,000	12,508
	California GO	5.000%	2/1/32		50,640	56,660
	California GO	5.000%	4/1/32		5,000	6,780
	California GO	5.000%	4/1/32		26,035	33,506
	California GO	4.000%	8/1/32		8,000	9,133
	California GO	4.000%	9/1/32		5,000	5,715
	California GO	5.000%	9/1/32		6,500	7,901
2	California GO	5.000%	10/1/32		11,000	12,927
	California GO	4.000%	11/1/32		4,805	5,567
	California GO	5.000%	2/1/33		60,000	67,051
	California GO	5.000%	4/1/33		12,000	15,397
	California GO	4.000%	8/1/33		26,000	29,551
2	California GO	5.000%	8/1/33		14,000	16,954
	California GO	4.000%	9/1/33		26,050	29,645
	California GO	3.000%	10/1/33		9,000	9,554
	California GO	5.000%	10/1/33		6,000	7,042
	California GO	4.000%	8/1/34		4,980	5,632
	California GO	5.000%	9/1/34		1,655	2,004
	California GO	3.000%	10/1/34		18,575	19,663
	California GO	5.000%	10/1/34		10,000	11,715
	California GO	4.000%	9/1/35		10,000	11,297
	California GO	4.000%	9/1/35		7,900	8,925
	California GO	3.000%	10/1/35		44,000	46,422
	California GO	3.000%	10/1/36		29,800	31,343
	California GO	3.000%	10/1/37		6,800	7,108
	California GO PUT	4.000%	12/1/21		13,300	13,898
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		19,000	19,984
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28		9,180	9,653
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25		5,000	5,511
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26		5,000	5,507
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27		3,845	4,233
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26		2,475	2,749
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27		8,630	11,081
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		42,940	48,479
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		5,095	5,667
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		27,450	36,017
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24		41,535	46,968
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		81,500	98,635
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22		1,510	1,677
	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/33		5,000	6,266
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	4,500	4,657
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	10,000	10,378
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		1,750	2,227
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		2,750	3,482
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31		2,050	2,589
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32		2,320	2,921
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		4,030	5,064
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		2,250	2,827
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		3,400	4,262
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		2,000	2,458
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38		5,645	6,924
1	California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT, SIFMA Municipal Swap Index Yield + 1.000%	2.120%	6/1/20		10,350	10,350
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29		1,000	1,208
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32		2,190	2,624
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35		1,755	2,091

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/20	(Prere.)	8,525	8,760
	California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20	(Prere.)	3,000	3,089
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		7,420	8,127
	California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27		1,325	1,573
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27		5,000	5,649
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23		750	860
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24		900	1,062
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		10,000	10,785
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		7,000	7,590
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26		5,000	5,418
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27		3,145	3,525
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		13,000	14,015
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		8,000	8,621
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		4,250	4,757
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		10,705	11,530
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30		3,930	4,392
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31		5,000	5,583
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		3,350	3,735
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	8,145	8,819
	California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19	(Prere.)	13,665	13,665
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		2,700	2,743
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		8,975	9,149
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21		5,000	5,200
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		5,000	5,285
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		3,075	3,251
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	10,000	10,828
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		6,075	6,656
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		3,065	3,469
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		4,510	5,104
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27		3,085	3,360
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30		8,245	9,443
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		2,495	2,893
	California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		4,260	4,575
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31		20,000	22,823
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		9,650	10,480
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32		2,100	2,692
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/33		2,615	3,344
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/34		2,580	3,290
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/35		5,365	6,815
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/36		3,100	3,926
	California State University Systemwide Revenue	5.000%	11/1/28		3,550	4,374
	California State University Systemwide Revenue	5.250%	11/1/28		7,395	8,008
	California State University Systemwide Revenue	5.250%	11/1/29		7,790	8,426
	California State University Systemwide Revenue	5.000%	11/1/30		3,350	4,089
	California State University Systemwide Revenue	5.000%	11/1/30		8,400	10,516
	California State University Systemwide Revenue	5.000%	11/1/30		24,865	29,408
	California State University Systemwide Revenue	5.250%	11/1/30		7,960	8,606
	California State University Systemwide Revenue	5.000%	11/1/31		4,600	5,596
	California State University Systemwide Revenue	5.000%	11/1/31		5,955	7,427
	California State University Systemwide Revenue	5.000%	11/1/31		21,630	25,513
	California State University Systemwide Revenue	5.250%	11/1/31		4,000	4,323
	California State University Systemwide Revenue	5.000%	11/1/32		10,000	12,133
	California State University Systemwide Revenue	5.000%	11/1/32		2,535	3,148
	California State University Systemwide Revenue	5.000%	11/1/32		10,030	11,809
	California State University Systemwide Revenue	5.000%	11/1/33		8,000	9,904
	California State University Systemwide Revenue	5.000%	11/1/33		1,000	1,238
	California State University Systemwide Revenue	5.000%	11/1/33		20,000	23,392
	California State University Systemwide Revenue	4.000%	11/1/34		2,000	2,271
	California State University Systemwide Revenue	5.000%	11/1/34		10,270	12,671
	California State University Systemwide Revenue	5.000%	11/1/34		1,000	1,234
	California State University Systemwide Revenue	5.000%	11/1/34		24,190	28,251
	California State University Systemwide Revenue	4.000%	11/1/35		2,000	2,260
	California State University Systemwide Revenue	5.000%	11/1/35		4,645	6,020
	California State University Systemwide Revenue	5.000%	11/1/35		12,825	15,784
	California State University Systemwide Revenue	5.000%	11/1/35		4,355	5,077
	California State University Systemwide Revenue	5.000%	11/1/36		7,095	9,146
	California State University Systemwide Revenue	5.000%	11/1/36		12,660	15,535
	California State University Systemwide Revenue	5.000%	11/1/38		10,000	12,779
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		20,695	27,154
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		16,675	21,879
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		5,000	6,560

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28		5,925	6,864
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/29		2,000	2,308
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29		5,000	5,715
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/30		3,500	4,022
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/27		5,000	5,085
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25		1,000	1,183
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26		1,000	1,208
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27		1,000	1,204
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30		2,000	2,377
Cerritos CA Community College District GO	0.000%	8/1/28		1,000	838
Cerritos CA Community College District GO	0.000%	8/1/30		1,850	1,451
Cerritos CA Community College District GO	0.000%	8/1/31		1,000	761
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		7,000	7,983
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		15,000	17,053
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		5,000	5,674
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		17,000	19,260
Chaffey CA Community College District GO	5.000%	6/1/29		1,250	1,460
Chaffey CA Community College District GO	5.000%	6/1/30		2,000	2,332
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(4)	800	971
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27	(4)	2,340	2,829
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	(4)	1,300	1,557
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		1,080	1,226
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24		1,130	1,321
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25		1,145	1,372
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26		1,255	1,493
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27		1,320	1,560
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28		1,380	1,623
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29		1,445	1,693
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30		1,400	1,632
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31		1,600	1,860
Clovis CA Unified School District GO	0.000%	8/1/25	(14)	2,485	2,262
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	2,000	2,296
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	3,000	3,444
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	4,000	4,592
Corona-Norco CA Unified School District GO	4.000%	8/1/35		5,240	5,874
Corona-Norco CA Unified School District GO	4.000%	8/1/36		5,550	6,193
Cupertino CA Union School District GO	5.000%	8/1/22	(Prere.)	1,000	1,109
Desert Sands CA Unified School District GO	5.000%	8/1/32		1,500	1,874
Desert Sands CA Unified School District GO	5.000%	8/1/33		1,305	1,623
Desert Sands CA Unified School District GO	5.000%	8/1/34		1,000	1,239
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		10,900	13,708
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/33		7,645	9,553
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26		2,575	2,940
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27		2,000	2,282
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		3,000	3,413
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		2,655	2,927
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	6,920	7,248
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/34	(4)	4,600	4,791
Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,730	6,454
Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		8,125	9,104
El Dorado CA Irrigation District Revenue	5.000%	3/1/23	(4)	1,750	1,909
El Dorado CA Irrigation District Revenue	5.000%	3/1/25	(4)	1,000	1,091
El Dorado CA Irrigation District Revenue	5.000%	3/1/26	(4)	2,485	2,710
El Dorado CA Irrigation District Revenue	5.000%	3/1/27	(4)	2,110	2,300
El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	2,000	2,179
El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	3,060	3,512
El Segundo CA Unified School District GO	0.000%	8/1/28		2,705	2,279
El Segundo CA Unified School District GO	0.000%	8/1/29		8,655	7,069
El Segundo CA Unified School District GO	0.000%	8/1/30		9,160	7,232
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23		775	883
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24		1,000	1,173
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25		750	904

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26		1,155	1,384
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30	(15)	1,130	1,340
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31	(15)	1,750	2,073
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32	(15)	1,365	1,612
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23	(14)	2,875	2,711
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24	(14)	1,700	1,573
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25	(14)	2,055	1,861
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26	(14)	2,985	2,637
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28	(14)	2,875	2,395
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		2,000	2,344
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		40,500	44,919
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.125% coupon rate effective 1/15/2024	0.000%	1/15/28		20,090	19,982
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29		2,000	2,031
	Gavilan CA Joint Community College District GO	5.000%	8/1/30		5,000	6,003
	Gavilan CA Joint Community College District GO	5.000%	8/1/31		6,000	7,195
	Gilroy CA Unified School District GO	0.000%	8/1/30	(ETM)	255	209
	Gilroy CA Unified School District GO	0.000%	8/1/30	(12)	5,245	4,168
	Gilroy CA Unified School District GO	0.000%	8/1/32	(12)	3,400	2,536
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		7,500	8,695
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26	(4)	5,000	4,495
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	5,000	4,369
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	52,135	44,357
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		17,000	20,030
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		6,000	7,055
5	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.220%	11/7/19	LOC	600	600
	Hayward CA Unified School District GO	5.000%	8/1/28	(4)	2,720	3,162
	Hayward CA Unified School District GO	5.000%	8/1/28	(4)	3,795	4,412
	Hayward CA Unified School District GO	5.000%	8/1/29	(4)	2,575	2,985
	Hayward CA Unified School District GO	5.000%	8/1/29	(4)	4,315	5,004
	Huntington Beach CA City School District GO	4.000%	8/1/36		1,000	1,142
	Huntington Beach CA City School District GO	4.000%	8/1/37		1,000	1,136
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	(Prere.)	5,200	5,407
	Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34		3,735	4,294
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28		1,025	1,234
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29		1,000	1,198
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31		1,190	1,406
	Kern CA Community College District GO	0.000%	11/1/26	(4)	10,210	9,041
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/23	(14)	2,100	1,986
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/25	(14)	3,635	3,291
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/27	(14)	1,500	1,290
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/28	(14)	3,170	2,652
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		3,125	3,656
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		50	52
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23		290	330
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		170	197
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28		235	301
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19	(2)	3,970	3,970
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20	(2)	3,250	3,392
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21	(2)	7,645	8,314
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22	(2)	3,535	3,995
	Long Beach CA Unified School District GO	0.000%	8/1/23	(12)	1,995	1,895
	Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,475	1,320
	Long Beach CA Unified School District GO	3.000%	8/1/40		3,090	3,173
	Los Angeles CA Community College District GO	5.000%	8/1/27		24,895	29,331
	Los Angeles CA Community College District GO	5.000%	8/1/28		3,000	3,530
	Los Angeles CA Community College District GO	5.000%	8/1/30		30,500	35,750
	Los Angeles CA Community College District GO	4.000%	8/1/32		21,000	23,330
	Los Angeles CA Community College District GO	4.000%	8/1/33		20,000	22,148
	Los Angeles CA Community College District GO	5.000%	8/1/36		8,495	10,283
	Los Angeles CA Community College District GO	4.000%	8/1/37		28,000	30,279
	Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28		12,750	13,040
	Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29		5,000	5,113
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27		7,985	9,412
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		22,715	25,854
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32		5,000	6,448
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		3,000	3,698
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		11,185	12,705
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34		2,500	3,075
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		23,055	28,191

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,500	3,064
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		36,000	45,482
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		2,750	3,298
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		16,270	19,800
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		18,000	22,713
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		17,150	21,578
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		11,140	13,517
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		21,535	27,059
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		705	874
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		10,500	13,155
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		17,720	21,488
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		11,000	13,782
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/37		10,760	13,615
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/39		6,895	8,670
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		18,030	23,146
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		5,000	6,377
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29		7,000	8,659
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30		10,000	12,314
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		10,875	12,229
	Los Angeles CA Unified School District GO	5.000%	7/1/22		49,000	53,960
	Los Angeles CA Unified School District GO	5.000%	7/1/26		20,000	23,386
	Los Angeles CA Unified School District GO	5.000%	7/1/27		10,625	13,390
	Los Angeles CA Unified School District GO	5.000%	7/1/28		22,590	26,303
	Los Angeles CA Unified School District GO	5.250%	7/1/28		8,000	8,213
	Los Angeles CA Unified School District GO	5.000%	7/1/29		13,650	15,867
	Los Angeles CA Unified School District GO	3.000%	7/1/31		20,135	21,273
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		2,020	2,529
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		5,120	6,410
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		5,140	6,417
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		2,500	3,114
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		1,000	1,194
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		3,000	3,718
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,000	2,478
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		5,795	6,912
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		4,000	4,938
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28		8,625	10,702
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29		9,255	11,455
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31		16,000	20,187
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32		18,870	23,741
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33		5,250	6,422
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		14,815	18,597
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		12,500	15,658
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		16,845	21,049
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		16,000	19,945
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		20,500	25,440
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27		1,475	1,633
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28		2,000	2,213
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29		2,365	2,614
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32		3,000	3,305
	Los Angeles County CA School District GO	5.000%	7/1/34	(15)	10,000	12,481
	Los Angeles County CA School District GO	5.000%	7/1/35	(15)	27,000	33,613
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	25,525	31,673
	Los Angeles County CA School District GO	5.000%	7/1/37	(15)	12,500	15,460
	Los Angeles County CA Unified School District GO	5.000%	7/1/30		6,500	8,412
	Los Angeles County CA Unified School District GO	5.000%	7/1/31		5,720	7,373
	M-S-R California Energy Authority Revenue	7.000%	11/1/34		6,000	9,176
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/21		1,090	1,159
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/23		1,000	1,131
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/27		1,000	1,214
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/31	(14)	1,310	1,568
	Mount Diablo CA Unified School District GO	5.000%	8/1/29		6,415	7,080
	Mount Diablo CA Unified School District GO	5.000%	8/1/30		5,510	6,075
	Mount Diablo CA Unified School District GO	5.000%	8/1/32		12,910	14,205
4	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,000	3,260
	Napa Valley CA Unified School District GO	4.000%	8/1/26		2,655	2,925
	Napa Valley CA Unified School District GO	4.000%	8/1/27		5,130	5,640
	Napa Valley CA Unified School District GO	4.000%	8/1/28		6,000	6,585
4	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/29		6,065	6,561
4	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32		6,000	6,359
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		10,000	10,885

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		4,500	4,808
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22		1,500	1,657
Oakland CA Unified School District GO	5.000%	8/1/23	(4)	2,000	2,278
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33		14,000	18,240
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34		16,200	21,056
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35		9,820	12,709
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36		10,000	12,884
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37		15,000	19,235
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39		8,000	10,164
Palo Alto CA Unified School District GO	0.000%	8/1/23		14,050	13,398
Palo Alto CA Unified School District GO	0.000%	8/1/28		20,320	17,432
Palo Alto CA Unified School District GO	0.000%	8/1/29		19,530	16,278
Palo Alto CA Unified School District GO	0.000%	8/1/31		12,305	9,662
Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	9,300	6,681
Palomar Pomerado Health California GO	4.000%	8/1/34		5,725	6,390
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	5,000	4,212
Peralta CA Community College District Revenue	5.000%	8/1/28		3,000	3,506
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		1,135	1,266
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23		1,200	1,384
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24		1,260	1,500
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25		1,315	1,610
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31		3,220	3,824
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		3,550	4,254
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		5,580	6,877
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28		2,190	2,673
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28		2,190	2,671
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29		4,830	5,870
Poway CA Unified School District GO	0.000%	8/1/29		5,030	4,148
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	(15)	1,365	1,659
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	(15)	2,230	2,698
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	(15)	1,735	2,093
Rancho Santiago CA Community College District GO	5.000%	9/1/25		6,690	7,685
Rancho Santiago CA Community College District GO	5.000%	9/1/26		16,145	18,533
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	2,885	3,445
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	3,050	3,630
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,125	3,708
Riverside CA Electric Revenue	5.000%	10/1/33		6,030	7,795
Riverside CA Electric Revenue	5.000%	10/1/34		4,155	5,345
Riverside CA Electric Revenue	5.000%	10/1/35		6,250	8,015
Riverside CA Electric Revenue	5.000%	10/1/36		5,000	6,374
Riverside CA Electric Revenue	5.000%	10/1/37		6,500	8,240
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(4)	1,375	1,717
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31		9,575	11,422
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		3,495	4,168
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34		12,070	14,393
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,980	5,720
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	7,365	8,459
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		2,600	3,215
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		4,060	5,079
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25		8,790	7,874
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26		3,375	2,948
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27		6,430	5,469
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28		9,395	7,773
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29		11,075	8,875
Rocklin CA Unified School District GO	0.000%	8/1/22	(14)	5,450	5,249
Roseville CA Joint Union High School District GO	0.000%	8/1/27	(4)	2,915	2,545
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		4,745	4,792
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		115	127
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25		235	274
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26		200	238
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		160	196
Sacramento CA City Financing Authority Revenue	5.000%	12/1/21	(15)	1,835	1,987
Sacramento CA City Financing Authority Revenue	5.000%	12/1/23	(15)	1,240	1,435
Sacramento CA City Financing Authority Revenue	5.000%	12/1/24	(15)	1,535	1,830
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	13,125	11,560
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	11,000	8,063
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	270	279
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	445	460
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/26		755	777
Sacramento County CA GO	5.500%	2/1/20		4,700	4,751

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28		1,130	1,371
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,337
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31		1,000	1,202
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31		3,000	3,499
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35		1,000	1,191
	San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	1,960	2,217
	San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	1,180	1,334
	San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	1,320	1,489
	San Bernardino CA City Unified School District GO	5.000%	8/1/32	(4)	1,400	1,585
	San Bernardino CA Community College District GO	0.000%	8/1/22	(4)	3,535	3,406
	San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	5,000	4,743
	San Bernardino CA Community College District GO	5.000%	8/1/24		12,065	13,816
	San Bernardino CA Community College District GO	5.000%	8/1/25		13,965	15,987
	San Bernardino CA Community College District GO	5.000%	8/1/26		14,080	16,102
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	7,400	7,922
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,895	4,170
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	8,350	8,939
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	4,000	4,282
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	4,315	4,619
	San Diego CA Community College District GO	4.000%	8/1/32		19,065	21,921
5	San Diego CA Community College District GO TOB VRDO	1.170%	11/7/19	(Prere.)	1,800	1,800
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29		8,560	10,593
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31		5,160	6,340
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		4,805	5,889
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33		15,835	19,368
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34		12,645	15,437
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35		12,100	14,730
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		9,255	11,236
	San Diego CA Unified School District GO	0.000%	7/1/30		17,320	13,810
	San Diego CA Unified School District GO	0.000%	7/1/36		1,000	662
	San Diego CA Unified School District GO	0.000%	7/1/38		5,220	3,219
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		2,500	2,563
	San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,275	6,478
	San Diego County CA Water Authority Revenue	5.000%	5/1/34		10,540	12,828
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30		5,000	6,018
	San Francisco CA City & County COP	5.000%	4/1/28		10,790	13,106
	San Francisco CA City & County COP	4.000%	4/1/30		16,775	19,089
	San Francisco CA City & County COP	4.000%	4/1/33		12,465	14,013
	San Francisco CA City & County COP	4.000%	4/1/35		10,000	11,190
	San Francisco CA City & County COP	4.000%	4/1/36		10,000	11,156
	San Francisco CA City & County GO	5.000%	6/15/27		10,000	11,400
	San Francisco CA City & County GO	4.000%	6/15/28		25,000	27,473
	San Francisco CA City & County GO	4.000%	6/15/29		15,000	16,420
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	2,135	2,177
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	3,900	3,977
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		2,865	2,921
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/33		10,000	12,781
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34		14,000	17,822
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/35		10,350	13,117
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33		9,030	10,900
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33		2,545	3,072
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,015	2,546
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		3,715	4,694
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	14,000	15,389
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		8,040	9,622
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		1,870	2,238
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31		7,000	8,684
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32		10,000	11,095
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		2,000	2,382
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		20,060	25,392
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/37		9,225	11,550
	San Francisco CA City & County Unified School District GO	4.000%	6/15/31		13,670	14,505
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32		3,950	4,187
	San Francisco CA City & County Unified School District GO	4.000%	6/15/33		8,885	10,032
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/31		1,650	2,060
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		2,580	3,308
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		3,000	3,692
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		2,400	3,065
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		3,110	3,819
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		3,155	4,018
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36		3,045	3,728

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21	(14)	12,385	12,124
San Jose CA Airport Revenue	5.000%	3/1/27		2,275	2,641
San Jose CA Airport Revenue	5.000%	3/1/28		2,235	2,586
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	2,400	2,476
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,175	1,213
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29		1,510	1,782
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		2,745	3,229
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		3,445	4,053
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,010	3,535
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,840	4,510
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32		3,095	3,629
San Marcos CA Unified School District GO	5.000%	8/1/36		3,330	4,115
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,353
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/28		2,520	2,959
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/29		1,675	1,961
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	(2)	3,535	2,827
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	(2)	3,535	2,726
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	(2)	3,535	2,536
San Ramon Valley CA Unified School District GO	5.000%	8/1/26		3,385	3,874
San Ramon Valley CA Unified School District GO	5.000%	8/1/27		1,080	1,235
Santa Ana CA Unified School District GO	0.000%	8/1/29	(14)	3,315	2,669
Santa Ana CA Unified School District GO	0.000%	8/1/30	(14)	2,200	1,709
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36		5,200	5,403
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37		5,485	5,678
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38		5,525	5,690
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39		7,440	7,642
Santa Clara CA Financing Authority Revenue	3.000%	5/1/40		8,920	9,115
Santa Clara CA Unified School District GO	3.000%	7/1/32		4,770	5,081
Santa Clara CA Unified School District GO	3.000%	7/1/34		4,435	4,677
Santa Clara CA Unified School District GO	3.000%	7/1/36		6,150	6,399
Santa Clara CA Unified School District GO	3.000%	7/1/37		3,590	3,706
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28		1,000	1,198
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29		1,035	1,235
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30		1,010	1,201
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31		1,000	1,181
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32		1,500	1,773
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33		1,500	1,769
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35		2,650	3,116
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36		1,750	2,056
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32		2,000	2,431
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33		2,000	2,427
Santa Monica CA Community College District GO	0.000%	8/1/23		9,045	8,606
Santa Monica CA Community College District GO	5.000%	8/1/25		5,000	5,740
Santa Monica CA Community College District GO	0.000%	8/1/27		7,065	6,198
Santa Monica CA Community College District GO	5.000%	8/1/27		5,145	5,892
Santa Monica CA Community College District GO	0.000%	8/1/28		7,295	6,247
Santa Monica CA Community College District GO	0.000%	8/1/29		12,640	10,515
Santa Monica CA Community College District GO	5.000%	8/1/35		4,000	4,978
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27	(2)	11,125	9,599
Simi Valley CA Unified School District GO	0.000%	6/1/29	(14)	6,000	4,872
Simi Valley CA Unified School District GO	0.000%	8/1/29	(4)	5,000	4,088
Southern California Public Power Authority Revenue	5.000%	7/1/29		2,500	2,565
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27		445	549
State Center California Community College District GO	5.000%	8/1/29		6,005	7,257
State Center California Community College District GO	5.000%	8/1/30		3,335	4,012
State Center California Community College District GO	5.000%	8/1/31		5,070	6,083
Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	3,300	3,788
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29		440	544
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30		805	992
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31		590	725
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33		1,070	1,309
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36		1,610	1,949
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		3,000	3,236
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35		2,000	2,154
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	3,935	3,960
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	4,160	4,186
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	4,335	4,362
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	2,250	2,264

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Union CA Elementary School District GO	0.000%	9/1/27	(14)	7,295	6,314
Union CA Elementary School District GO	0.000%	9/1/28	(14)	4,625	3,878
Union CA Elementary School District GO	0.000%	9/1/28	(14)	6,275	5,262
University of California Revenue	5.000%	5/15/21	(Prere.)	235	249
University of California Revenue	5.000%	5/15/21	(Prere.)	5,535	5,870
University of California Revenue	5.000%	5/15/21	(Prere.)	2,145	2,275
University of California Revenue	5.000%	5/15/21	(Prere.)	1,210	1,283
University of California Revenue	5.000%	5/15/23		1,265	1,343
University of California Revenue	5.000%	5/15/23	(Prere.)	8,050	9,146
University of California Revenue	5.000%	5/15/27		6,100	7,372
University of California Revenue	5.000%	5/15/28		5,500	6,641
University of California Revenue	5.000%	5/15/28		12,500	15,078
University of California Revenue	5.000%	5/15/28		17,945	20,388
University of California Revenue	5.000%	5/15/29		19,010	22,885
University of California Revenue	5.000%	5/15/30		5	6
University of California Revenue	5.000%	5/15/30		1,620	1,716
University of California Revenue	4.000%	5/15/31		18,505	21,885
University of California Revenue	5.000%	5/15/31		11,000	13,157
University of California Revenue	5.000%	5/15/31		3,775	4,853
University of California Revenue	5.000%	5/15/32		4,050	4,832
University of California Revenue	5.000%	5/15/32		9,000	11,519
University of California Revenue	5.000%	5/15/32		21,820	24,612
University of California Revenue	4.000%	5/15/33		33,500	38,338
University of California Revenue	5.000%	5/15/33		5,750	7,329
University of California Revenue	5.000%	5/15/33		31,200	35,158
University of California Revenue	4.000%	5/15/34		28,825	32,919
University of California Revenue	4.000%	5/15/34		17,000	18,510
University of California Revenue	5.000%	5/15/34		5,625	7,123
University of California Revenue	5.000%	5/15/34		38,420	43,280
University of California Revenue	4.000%	5/15/35		5,665	6,429
University of California Revenue	5.000%	5/15/35		6,000	7,567
University of California Revenue	5.000%	5/15/36		7,175	8,664
University of California Revenue	5.000%	5/15/36		9,000	11,320
University of California Revenue	5.000%	5/15/37		6,640	8,300
University of California Revenue	5.000%	5/15/38		1,850	2,302
University of California Revenue PUT	5.000%	5/15/23		127,200	144,802
Ventura County CA Community College District GO	0.000%	8/1/23		6,155	5,861
Ventura County CA Community College District GO	5.000%	2/1/24	(Prere.)	1,000	1,166
Ventura County CA Community College District GO	5.000%	2/1/24	(Prere.)	1,000	1,166
Ventura County CA Community College District GO	5.000%	2/1/24	(Prere.)	1,000	1,166
Ventura County CA Community College District GO	0.000%	8/1/24		8,050	7,535
Ventura County CA Community College District GO	0.000%	8/1/25		8,000	7,352
Ventura County CA Community College District GO	0.000%	8/1/26		8,500	7,615
Ventura County CA Community College District GO	0.000%	8/1/27		8,500	7,422
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32		6,155	7,381
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33		6,815	8,157
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34		7,355	8,791
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29		2,510	2,526
West Contra Costa CA Unified School District GO	0.000%	8/1/20	(12)	6,000	5,943
West Contra Costa CA Unified School District GO	5.000%	8/1/27		2,405	2,824
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	5,230	4,391
West Contra Costa CA Unified School District GO	5.000%	8/1/29		3,500	4,081
West Contra Costa CA Unified School District GO	0.000%	8/1/30	(4)	13,450	10,664
West Contra Costa CA Unified School District GO	0.000%	8/1/31	(14)	6,670	5,094
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(4)	18,000	13,394
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(12)	5,000	3,721
West Contra Costa CA Unified School District GO	5.000%	8/1/32	(4)	6,270	6,917
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(3)	5,030	3,601
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,810	2,026
West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	17,000	11,805
Westlands CA Water District Revenue	5.000%	9/1/26	(4)	1,000	1,106
					6,651,633
Colorado (1.8%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/28		6,000	6,666
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/32		4,050	4,956
Adams & Weld County CO School District No. 27J GO	5.000%	12/1/32		2,300	2,746
Adams County CO COP	5.000%	12/1/30		600	717
Adams County CO COP	5.000%	12/1/33		1,000	1,190
Adams County CO COP	5.000%	12/1/34		725	861
Arvada CO Revenue	5.000%	12/1/30		3,665	4,702
Aurora CO COP	5.000%	12/1/19		1,050	1,053

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Aurora CO COP	5.000%	12/1/20		2,000	2,006
Aurora CO COP	5.000%	12/1/21		3,505	3,515
Aurora CO COP	5.000%	12/1/22		4,730	4,744
Aurora CO COP	5.000%	12/1/23		4,465	4,478
Aurora CO COP	5.000%	12/1/24		4,215	4,227
Aurora CO COP	5.000%	12/1/25		5,475	5,491
Boulder Valley CO School District GO	4.000%	12/1/30		5,000	5,801
Boulder Valley CO School District GO	5.000%	12/1/34		3,055	3,761
Boulder Valley CO School District GO	5.000%	12/1/35		8,590	10,549
Boulder Valley CO School District GO	5.000%	12/1/36		9,020	11,050
Boulder Valley CO School District GO	5.000%	12/1/37		3,915	4,780
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,685	2,796
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,820	2,937
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,965	3,088
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	7,470	7,780
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23		5,080	5,869
Colorado COP	4.000%	12/15/33		23,200	26,947
Colorado COP	4.000%	12/15/34		13,400	15,487
Colorado COP	4.000%	12/15/35		11,375	13,087
Colorado COP	4.000%	12/15/37		9,540	10,858
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/31		880	996
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/32		1,030	1,162
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/33		1,000	1,125
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/34		1,075	1,207
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37		9,000	11,232
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38		8,000	9,089
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/39		8,000	9,931
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26		10,000	12,264
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/27		3,020	3,665
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/27		3,000	3,640
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/28		4,000	4,929
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/28		3,750	4,620
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/29		3,000	3,739
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/29		5,015	6,251
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/30		4,000	4,937
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/30		5,000	6,171
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/31		3,750	4,589
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/31		4,000	4,895
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/32		3,000	3,664
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/33		5,000	6,091
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/34		3,750	4,556
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/35		3,820	4,620
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/35		5,000	6,047
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/36		6,245	7,531
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/36		7,000	8,442
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/37		6,000	7,207
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/38		5,260	6,299
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/25		11,000	12,724
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/26		7,000	8,266
Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	4.000%	1/1/35		6,810	7,871
Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	4.000%	1/1/36		5,800	6,664
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/26	(ETM)	915	1,119
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(ETM)	1,025	1,277
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	1,405	1,750
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	1,605	1,999
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	2,960	3,687
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	3,015	3,756
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	52,000	48,453
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		19,510	22,262

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/26		20,485	25,116
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/21	(Prere.)	22,000	23,089
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/23	(Prere.)	8,385	9,347
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25		600	677
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26		750	843
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23		2,000	2,253
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24		2,500	2,880
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25		2,540	2,946
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26		1,865	2,155
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		1,375	1,585
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		2,025	2,210
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28		1,030	1,183
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30		1,405	1,602
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		6,750	7,305
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	5,145	5,949
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	8,500	9,829
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	5,410	6,256
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	5,500	6,360
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		6,100	6,137
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		13,175	13,254
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30		20,955	21,089
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31	(4)	2,415	2,764
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33	(4)	2,410	2,749
Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/22		7,125	7,868
Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/25		9,225	11,165
Denver City & County CO GO	5.000%	8/1/22		4,365	4,820
Denver City & County CO GO	5.000%	8/1/25		9,195	11,129
Denver CO City & County Airport Revenue	5.000%	11/15/24		3,080	3,637
Denver CO City & County Airport Revenue	5.000%	11/15/25		4,160	5,040
Denver CO City & County Airport Revenue	5.000%	11/15/25		15,190	16,901
Denver CO City & County Airport Revenue	5.000%	11/15/26		5,750	6,392
Denver CO City & County Airport Revenue	5.000%	12/1/27		750	944
Denver CO City & County Airport Revenue	5.250%	11/15/28		3,040	3,502
Denver CO City & County Airport Revenue	5.000%	12/1/28		550	704
Denver CO City & County Airport Revenue	5.250%	11/15/29		5,000	5,748
Denver CO City & County Airport Revenue	5.000%	12/1/29		750	952
Denver CO City & County Airport Revenue	5.250%	11/15/30		14,400	16,511
Denver CO City & County Airport Revenue	5.000%	12/1/30		760	957
Denver CO City & County Airport Revenue	5.000%	11/15/31		4,130	4,993
Denver CO City & County Airport Revenue	5.000%	12/1/31		845	1,060
Denver CO City & County Airport Revenue	5.000%	11/15/32		6,040	7,282
Denver CO City & County Airport Revenue	5.000%	12/1/32		1,175	1,468
Denver CO City & County Airport Revenue	5.000%	11/15/33		6,625	8,123
Denver CO City & County Airport Revenue	5.000%	12/1/33		600	747
Denver CO City & County Airport Revenue	5.000%	12/1/34		2,000	2,484
Denver CO City & County Airport Revenue	4.000%	12/1/36		2,000	2,279
Denver CO City & County Airport Revenue	5.000%	12/1/36		4,725	5,836
Denver CO City & County Airport Revenue	5.000%	12/1/37		5,505	6,772
Denver CO City & County Airport Revenue	5.000%	12/1/38		5,985	7,345
Denver CO City & County COP	5.000%	6/1/33		760	911
Denver CO City & County COP	5.000%	6/1/34		1,000	1,197
Denver CO City & County COP	5.000%	6/1/35		2,100	2,508
Denver CO City & County COP	5.000%	6/1/36		3,925	4,677
Denver CO City & County COP	5.000%	6/1/37		3,000	3,565
Denver CO City & County COP	5.000%	6/1/38		3,375	4,002
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/30		1,000	754
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/31		1,000	718
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/32		1,000	687
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/33		2,100	1,383
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/34		2,200	1,384
Denver CO City & County GO	5.000%	8/1/23		8,340	9,514
Denver CO City & County GO	5.000%	8/1/23		7,000	7,986
Denver CO City & County GO	5.000%	8/1/24		8,760	10,303
Denver CO City & County School District GO	4.000%	12/1/31		7,000	7,817
Denver CO City & County School District GO	5.000%	12/1/33		5,095	6,232
Denver CO City & County School District GO	5.000%	12/1/34		11,455	13,981
Denver CO City & County School District GO	5.000%	12/1/35		14,630	17,814
Denver CO City & County School District GO	5.000%	12/1/36		23,510	28,561
Douglas County CO School District GO	5.000%	12/15/32		11,425	14,575
Douglas County CO School District GO	5.000%	12/15/33		7,330	9,330

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	(14)	27,500	26,818
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22	(14)	11,315	10,842
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	15,435	14,514
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	20,000	18,412
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25		1,510	1,557
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		2,500	2,579
Eagle County CO School District GO	5.000%	12/1/32		4,600	5,612
Eagle County CO School District GO	5.000%	12/1/33		7,475	9,098
Eagle County CO School District GO	5.000%	12/1/34		6,000	7,288
Eagle County CO School District GO	5.000%	12/1/35		3,335	4,041
Eagle County CO School District GO	5.000%	12/1/36		1,400	1,693
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/33		2,900	3,539
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/34		2,015	2,448
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/35		1,775	2,151
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/36		2,000	2,418
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/37		2,000	2,411
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/28		620	688
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/32		710	785
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32		4,010	4,514
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33		7,535	8,445
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34		7,075	7,893
Interlocken Metropolitan District CO GO	5.000%	12/1/26	(4)	500	610
Interlocken Metropolitan District CO GO	5.000%	12/1/26	(4)	200	244
Interlocken Metropolitan District CO GO	5.000%	12/1/27	(4)	1,000	1,241
Interlocken Metropolitan District CO GO	5.000%	12/1/28	(4)	750	946
Jefferson County CO School District No. R-1 GO	4.000%	12/15/29		1,000	1,182
Jefferson County CO School District No. R-1 GO	5.000%	12/15/36		18,000	22,633
Jefferson County CO School District No. R-1 GO	5.000%	12/15/37		23,500	29,435
Larimer County School District CO No. R-1 Poudre GO	5.000%	12/15/28		2,265	2,935
Larimer County School District CO No. R-1 Poudre GO	5.000%	12/15/29		2,000	2,581
Larimer County School District CO No. R-1 Poudre GO	5.000%	12/15/30		3,000	3,851
Larimer County School District CO No. R-1 Poudre GO	4.000%	12/15/32		3,000	3,493
Larimer County School District CO No. R-1 Poudre GO	4.000%	12/15/33		2,510	2,909
Larimer County School District CO No. R-1 Poudre GO	4.000%	12/15/35		3,340	3,849
Larimer Weld & Boulder County CO School District No. R-2J Thompson GO	5.000%	12/15/32		6,000	7,678
Mesa County CO School District No. 51 GO	5.000%	12/1/29		2,030	2,554
Mesa County CO School District No. 51 GO	5.000%	12/1/30		1,795	2,244
Metro CO Wastewater Reclamation District Revenue	5.000%	4/1/23		6,500	7,332
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23		1,520	1,720
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26		1,000	1,185
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29		2,000	2,346
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31		1,500	1,749
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33		1,080	1,255
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34		1,250	1,449
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35		1,125	1,302
Public Authority for Colorado Energy Revenue	6.250%	11/15/28		2,000	2,562
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,000	2,045
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,022
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,022
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/26		2,970	3,046
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24		5,000	5,559
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25		5,875	6,530
Southlands CO Metropolitan District GO	3.500%	12/1/27		600	630
Thornton CO COP	4.000%	12/1/35		3,940	4,479
Thornton CO COP	4.000%	12/1/36		4,100	4,647
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,250	1,371
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,085	2,287
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,480	2,720
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,445	2,682
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,720	2,983
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,850	2,029
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,950	2,139
University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	3,155	3,461
University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	1,500	1,752
University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	2,000	2,335
University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	2,250	2,627
University of Colorado Enterprise System Revenue	5.000%	6/1/26		3,090	3,796
University of Colorado Enterprise System Revenue	4.000%	6/1/28		5,600	6,237
University of Colorado Enterprise System Revenue	5.000%	6/1/29		4,010	5,140
University of Colorado Enterprise System Revenue	5.000%	6/1/30		2,535	3,170

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of Colorado Enterprise System Revenue	5.000%	6/1/30		5,080	6,478
	University of Colorado Enterprise System Revenue	4.000%	6/1/33		3,700	4,165
	University of Colorado Enterprise System Revenue	4.000%	6/1/33		1,375	1,565
	University of Colorado Enterprise System Revenue	4.000%	6/1/34		10,000	11,506
	University of Colorado Enterprise System Revenue	4.000%	6/1/35		5,150	5,910
	University of Colorado Enterprise System Revenue	4.000%	6/1/36		8,405	9,618
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/24		21,000	21,379
	University of Colorado Hospital Authority Revenue	6.000%	11/15/19	(Prere.)	9,850	9,864
	University of Colorado Hospital Authority Revenue	5.000%	11/15/27		6,000	6,642
	University of Colorado Hospital Authority Revenue VRDO	1.200%	11/7/19		20,000	20,000
	Westminster CO Public School COP	5.000%	12/1/30	(4)	635	795
	Westminster CO Public School COP	5.000%	12/1/32	(4)	270	335
	Westminster CO Public School COP	4.000%	12/1/33	(4)	1,815	2,057
	Westminster CO Public School COP	4.000%	12/1/34	(4)	1,050	1,187
	Westminster CO Public School COP	5.000%	12/1/35	(4)	775	955
	Westminster CO Public School COP	5.000%	12/1/36	(4)	1,210	1,487
						1,315,688
Connecticut (1.4%)
	Connecticut GO	5.000%	3/15/20		7,770	7,878
	Connecticut GO	5.000%	11/1/20		4,970	5,157
	Connecticut GO	5.000%	11/1/21		5,000	5,363
	Connecticut GO	4.000%	3/15/22		14,405	15,288
	Connecticut GO	5.000%	4/15/22		6,005	6,530
	Connecticut GO	5.000%	5/15/22		11,310	11,935
	Connecticut GO	5.000%	6/1/22		8,010	8,745
	Connecticut GO	5.000%	6/15/22		9,355	10,226
	Connecticut GO	5.000%	9/15/22		6,830	7,524
	Connecticut GO	5.000%	11/15/22		5,000	5,536
	Connecticut GO	5.000%	11/15/22		7,120	7,884
	Connecticut GO	5.000%	3/15/23		14,555	16,266
	Connecticut GO	5.000%	11/1/23		10,125	10,846
	Connecticut GO	5.000%	11/15/23		7,715	8,793
	Connecticut GO	5.000%	11/15/23		14,275	16,270
	Connecticut GO	5.000%	3/15/24		10,000	11,492
	Connecticut GO	5.000%	5/15/24		4,500	5,195
	Connecticut GO	5.000%	6/1/24		10,260	11,190
	Connecticut GO	5.000%	9/1/24		20,000	23,274
	Connecticut GO	5.000%	10/15/24		10,805	11,937
	Connecticut GO	5.000%	11/15/24		6,440	7,536
	Connecticut GO	5.000%	11/15/24		10,025	11,731
	Connecticut GO	5.000%	2/15/25		11,830	13,875
	Connecticut GO	5.000%	3/1/25		19,440	21,668
	Connecticut GO	5.000%	4/15/25		1,375	1,620
	Connecticut GO	5.000%	6/15/25		1,025	1,212
	Connecticut GO	5.000%	9/1/25		19,395	22,543
	Connecticut GO	5.000%	2/15/26		11,000	13,200
	Connecticut GO	5.000%	6/15/26		1,935	2,280
	Connecticut GO	5.000%	9/1/26		13,170	15,265
	Connecticut GO	5.000%	11/1/26		9,650	10,317
	Connecticut GO	5.000%	2/15/27		12,000	14,680
	Connecticut GO	5.000%	3/15/27		9,800	11,436
	Connecticut GO	4.000%	9/15/27		3,000	3,185
	Connecticut GO	5.000%	4/15/28		2,700	3,373
	Connecticut GO	5.000%	8/15/28		550	662
	Connecticut GO	5.000%	3/1/30		8,900	10,087
	Connecticut GO	5.000%	4/15/30		3,400	4,287
	Connecticut GO	5.000%	4/15/32		4,000	4,306
	Connecticut GO	5.000%	8/15/32		20,000	22,270
	Connecticut GO	5.000%	4/15/35		1,000	1,196
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.750%	1.870%	3/1/21		4,355	4,383
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.250%	2.370%	4/15/20		17,000	17,091
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/29		1,905	2,451
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/30		3,610	4,616
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31		2,210	2,817
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/27		1,000	1,209
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/33		1,000	1,184

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/34		1,045	1,235
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/35		1,000	1,179
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/36		1,235	1,452
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/37		1,605	1,882
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		4,145	4,373
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/27		9,000	11,121
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/28		5,000	6,265
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29		4,000	5,084
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/30		10,150	12,735
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24		5,475	6,337
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25		5,215	6,197
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32		15,000	16,149
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/26		1,140	1,344
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/27		1,150	1,379
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/28		1,125	1,370
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/29		1,500	1,817
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/30		2,470	2,972
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20	(Prere.)	8,550	8,769
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		22,970	23,063
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		23,580	23,676
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		33,505	36,804
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		32,275	36,090
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26		30,620	31,683
Connecticut Special Tax Revenue	5.000%	10/1/31		10,105	12,543
Connecticut Special Tax Revenue	5.000%	10/1/32		12,080	14,934
Connecticut Special Tax Revenue	5.000%	10/1/34		18,005	22,137
Connecticut Special Tax Revenue	5.000%	10/1/36		5,000	6,114
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22		5,000	5,507
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25		20,455	22,728
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25		3,000	3,496
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26		8,225	9,124
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27		15,030	16,644
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28		11,000	13,677
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31		15,015	18,394
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	(15)	5,825	7,028
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31		10,025	11,505
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32		6,000	6,872
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/33		15,000	18,246
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34		3,745	4,277
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/35		1,900	2,208
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/36		10,000	12,078
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/30		11,595	13,459
Hartford County CT Metropolitan District GO	5.000%	7/15/26		1,000	1,227
Hartford County CT Metropolitan District GO	5.000%	7/15/27		1,605	2,010
Hartford County CT Metropolitan District GO	5.000%	7/15/29		1,845	2,336
Hartford County CT Metropolitan District GO	5.000%	7/15/30		1,350	1,696
Hartford County CT Metropolitan District GO	5.000%	7/15/30		1,575	2,022
Hartford County CT Metropolitan District GO	5.000%	7/15/31		1,490	1,862
Hartford County CT Metropolitan District GO	5.000%	7/15/31		2,190	2,794
Hartford County CT Metropolitan District GO	5.000%	7/15/32		1,765	2,193
Hartford County CT Metropolitan District GO	5.000%	7/15/32		1,750	2,219
Hartford County CT Metropolitan District GO	5.000%	7/15/33		1,325	1,672
Hartford County CT Metropolitan District GO	5.000%	7/15/33		1,000	1,262
Hartford County CT Metropolitan District GO	5.000%	7/15/34		1,425	1,793
Hartford County CT Metropolitan District GO	5.000%	7/15/34		1,000	1,258
Hartford County CT Metropolitan District GO	4.000%	7/15/35		1,880	2,152
Hartford County CT Metropolitan District GO	5.000%	7/15/35		1,750	2,154
Hartford County CT Metropolitan District GO	4.000%	7/15/36		1,425	1,626
Hartford County CT Metropolitan District GO	4.000%	7/15/36		1,200	1,369
Hartford County CT Metropolitan District GO	4.000%	7/15/37		2,030	2,307
Hartford County CT Metropolitan District GO	4.000%	7/15/38		1,115	1,263
Hartford County CT Metropolitan District GO	4.000%	7/15/39		500	565
Hartford County CT Metropolitan District GO	4.000%	7/15/39		1,050	1,187
Stratford CT GO	4.000%	1/1/35	(15)	3,890	4,334
Stratford CT GO	4.000%	1/1/36	(15)	3,890	4,323
Stratford CT GO	4.000%	1/1/37	(15)	3,890	4,313
Stratford CT GO	4.000%	1/1/38	(15)	3,890	4,299

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of Connecticut GO	5.000%	2/15/27		8,000	9,334
	University of Connecticut GO	5.000%	2/15/32		2,900	3,343
	University of Connecticut GO	5.000%	4/15/32		1,580	1,940
	University of Connecticut GO	5.000%	2/15/33		6,325	7,277
	University of Connecticut Revenue	5.000%	11/1/26		1,000	1,222
	University of Connecticut Revenue	5.000%	11/1/26		2,830	3,459
	University of Connecticut Revenue	5.000%	11/1/27		1,350	1,679
	University of Connecticut Revenue	5.000%	11/1/27		3,150	3,917
	University of Connecticut Revenue	5.000%	11/1/28		1,250	1,577
	University of Connecticut Revenue	5.000%	11/1/28		3,275	4,131
						993,871
Delaware (0.1%)
	Delaware GO	5.000%	2/1/24		3,000	3,482
	Delaware GO	5.000%	2/1/25		2,010	2,402
	Delaware GO	5.000%	1/1/26		2,000	2,450
	Delaware GO	5.000%	2/1/26		3,045	3,738
	Delaware GO	5.000%	3/1/26		9,000	11,072
	Delaware GO	5.000%	3/1/27		3,000	3,777
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/28		1,100	1,338
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/31		1,200	1,448
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/32		2,130	2,563
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Inc.)	5.000%	6/1/29		1,215	1,488
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/36		6,000	6,164
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/37		4,090	4,188
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38		8,000	8,160
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21		8,300	8,830
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22		6,000	6,606
	University of Delaware Revenue	5.000%	11/1/19	(Prere.)	1,000	1,000
	University of Delaware Revenue	5.000%	11/1/31		1,580	2,103
	University of Delaware Revenue	5.000%	11/1/33		1,645	2,229
	University of Delaware Revenue	5.000%	11/1/36		510	710
	University of Delaware Revenue	5.000%	11/1/37		550	770
	University of Delaware Revenue	5.000%	11/1/38		535	752
	University of Delaware Revenue	5.000%	11/1/39		850	1,201
	Wilmington DE GO	5.000%	11/1/28		4,000	4,149
						80,620
District of Columbia (0.7%)
	District of Columbia GO	5.000%	6/1/21		5,020	5,321
	District of Columbia GO	5.000%	10/15/25		9,000	10,944
	District of Columbia GO	5.000%	6/1/28		2,155	2,696
	District of Columbia GO	5.000%	6/1/29		1,040	1,294
	District of Columbia GO	5.000%	6/1/30		5,435	6,675
	District of Columbia GO	5.000%	6/1/31		5,500	6,732
	District of Columbia GO	5.000%	6/1/31		7,300	8,986
	District of Columbia GO	5.000%	6/1/31		7,615	8,824
	District of Columbia GO	5.000%	6/1/31		6,280	7,277
	District of Columbia GO	5.000%	10/15/31		7,000	8,954
	District of Columbia GO	5.000%	6/1/32		8,395	10,249
	District of Columbia GO	5.000%	6/1/32		4,520	5,231
	District of Columbia GO	5.000%	6/1/32		9,000	10,855
	District of Columbia GO	5.000%	6/1/32		9,500	10,994
	District of Columbia GO	5.000%	10/15/32		10,000	12,746
	District of Columbia GO	4.000%	6/1/33		7,000	7,989
	District of Columbia GO	5.000%	6/1/33		19,325	23,542
	District of Columbia GO	5.000%	10/15/33		7,255	9,218
	District of Columbia GO	5.000%	6/1/34		5,055	6,178
	District of Columbia GO	5.000%	6/1/34		10,000	12,159
	District of Columbia GO	5.000%	6/1/35		4,380	5,314
	District of Columbia GO	5.000%	6/1/35		18,355	22,380
	District of Columbia GO	5.000%	6/1/36		17,365	21,122
	District of Columbia GO	5.000%	6/1/36		10,250	12,468
	District of Columbia GO	5.000%	6/1/36		4,530	5,483
	District of Columbia GO	5.000%	10/15/36		22,780	28,701
	District of Columbia GO	5.000%	6/1/37		3,380	4,099
	District of Columbia GO	5.000%	10/15/37		17,425	21,864
	District of Columbia GO	5.000%	6/1/38		11,020	13,328
	District of Columbia GO	5.000%	6/1/38		11,485	14,162
	District of Columbia GO	5.000%	10/15/38		16,120	20,173
5	District of Columbia GO TOB VRDO	1.150%	11/7/19		9,600	9,600
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24		2,150	2,511
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25		2,325	2,788

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
District of Columbia Income Tax Revenue	5.000%	12/1/22		3,525	3,937
District of Columbia Income Tax Revenue	5.000%	12/1/24		4,000	4,463
District of Columbia Income Tax Revenue	5.000%	12/1/24		9,500	10,601
District of Columbia Income Tax Revenue	5.000%	12/1/32		5,210	5,750
District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25		2,810	2,836
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25		4,170	4,916
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26		3,985	4,806
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28		2,200	2,635
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		9,595	10,573
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		5,115	5,636
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,504
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,504
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		7,000	8,350
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	1.120%	11/7/19	LOC	13,925	13,925
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/31		1,000	1,257
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/32		600	751
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/34		2,000	2,486
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/35		2,000	2,478
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/36		2,000	2,469
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		51,700	27,667
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/37		2,000	2,458
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/38		2,000	2,448
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/39		1,695	2,067
Washington Convention & Sports Authority Revenue	5.000%	10/1/25		2,000	2,412
Washington Convention & Sports Authority Revenue	5.000%	10/1/26		6,510	8,029
Washington Convention & Sports Authority Revenue	5.000%	10/1/27		6,250	7,876
Washington Convention & Sports Authority Revenue	5.000%	10/1/28		5,440	6,823
Washington Convention & Sports Authority Revenue	5.000%	10/1/29		5,025	6,264
					525,778
Florida (5.0%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25		1,000	1,167
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26		1,350	1,565
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/27		1,325	1,531
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/34		22,010	25,032
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22		5,050	5,472
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23		1,110	1,238
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23		5,065	5,647
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24		2,985	3,419
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24		5,595	6,271
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25		2,440	2,805
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25		5,890	6,587
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26		6,200	6,932
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27		2,620	2,998
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27		6,280	7,006
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28		5,795	6,597
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29		4,355	4,946
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30		3,290	3,720
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		4,500	5,066
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		7,000	7,694
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32		9,000	10,086
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33		6,750	7,541
Brevard County FL School Board COP	5.000%	7/1/25		1,000	1,127
Broward County FL Airport System Revenue	5.000%	10/1/25		2,000	2,215
Broward County FL Airport System Revenue	5.000%	10/1/26		2,745	3,036
Broward County FL Airport System Revenue	5.000%	10/1/27		5,785	6,390
Broward County FL Airport System Revenue	5.000%	10/1/28		5,000	5,516
Broward County FL Airport System Revenue	5.500%	10/1/31		7,210	8,299
Broward County FL Airport System Revenue	5.500%	10/1/32		7,610	8,743

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Broward County FL Airport System Revenue	5.500%	10/1/33		8,025	9,210
	Broward County FL GO	5.000%	1/1/20		9,185	9,241
	Broward County FL School Board COP	5.000%	7/1/26		15,315	18,784
	Broward County FL School District GO	5.000%	7/1/33		5,605	7,066
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27		1,285	1,614
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29		1,100	1,370
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35		1,500	1,683
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36		1,400	1,567
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37		4,000	4,461
	Capital Trust Agency Florida Educational Facility Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/39		1,770	1,936
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/27		2,915	3,186
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/32		2,040	2,207
	Central Florida Expressway Authority Revenue	5.000%	7/1/27		5,595	6,826
	Central Florida Expressway Authority Revenue	5.000%	7/1/28		4,340	5,269
	Central Florida Expressway Authority Revenue	4.000%	7/1/29		10,000	11,400
	Central Florida Expressway Authority Revenue	4.000%	7/1/32		6,500	7,320
	Central Florida Expressway Authority Revenue	4.000%	7/1/33		9,500	10,676
	Central Florida Expressway Authority Revenue	5.000%	7/1/33		4,950	5,942
	Central Florida Expressway Authority Revenue	5.000%	7/1/34		7,055	8,453
	Central Florida Expressway Authority Revenue	5.000%	7/1/37		2,125	2,567
	Central Florida Expressway Authority Revenue	5.000%	7/1/38		4,190	5,049
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20		19,000	19,053
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22		30,835	33,210
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25		20,645	24,363
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20		21,235	21,691
4	Cityplace FL Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/2025	0.000%	5/1/28	(4)	3,000	2,675
4	Cityplace FL Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/2025	0.000%	5/1/33	(4)	4,000	3,674
	Collier County FL Water Sewer District Revenue	5.000%	7/1/30		3,385	4,413
	Collier County FL Water Sewer District Revenue	5.000%	7/1/31		1,715	2,225
	Duval County FL School Board COP	5.000%	7/1/27		4,025	4,754
	Duval County FL School Board COP	5.000%	7/1/33		14,415	16,874
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33		3,180	3,898
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34		2,340	2,858
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35		3,510	4,261
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36		2,205	2,660
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37		2,870	3,450
	Florida Board of Education Lottery Revenue	5.000%	7/1/26		3,450	4,259
	Florida Board of Education Lottery Revenue	5.000%	7/1/26		25,950	32,032
	Florida Board of Education Lottery Revenue	4.000%	7/1/27		2,750	2,939
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		10,000	10,222
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		9,020	9,220
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		35,250	37,385
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		8,200	8,697
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		7,945	8,426
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		4,020	4,263
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		10,085	11,072
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		8,700	9,552
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		3,050	3,349
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		7,050	7,740
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		10,440	11,843
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		10,230	11,605
	Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23		7,000	8,188
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		9,275	10,851
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		1,835	2,147
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		20,515	24,000
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27		12,000	12,802
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/28		13,030	13,896
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		2,700	3,114
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		16,000	17,050
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/30		2,590	3,024
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31		5,000	5,292
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32		16,000	17,953
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33		5,570	6,330
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/35		15,580	17,819
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/36		17,715	20,144

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		4,155	4,258
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		4,849	5,670
Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/27		3,305	4,108
Florida Department of Transportation GO	5.000%	7/1/21		4,130	4,392
Florida Department of Transportation GO	5.000%	7/1/22		22,060	24,293
Florida Department of Transportation GO	5.000%	7/1/26		5,540	6,850
Florida Department of Transportation GO	5.000%	7/1/26		15,845	19,593
Florida Department of Transportation GO	5.000%	7/1/27		4,500	5,678
Florida Department of Transportation GO	4.000%	7/1/28		12,415	12,968
Florida Department of Transportation GO	4.000%	7/1/29		16,805	17,540
Florida Department of Transportation GO	4.000%	7/1/34		4,030	4,669
Florida Department of Transportation GO	4.000%	7/1/35		8,350	9,640
Florida Department of Transportation GO	4.000%	7/1/36		7,000	8,060
Florida GO	4.000%	6/1/27		15,000	16,361
Florida GO	5.000%	7/1/27		5,000	6,171
Florida Governmental Utility Authority Revenue	4.000%	10/1/35	(4)	1,000	1,163
Florida Governmental Utility Authority Revenue	4.000%	10/1/36	(4)	1,580	1,832
Florida Governmental Utility Authority Revenue	4.000%	10/1/38	(4)	2,000	2,302
Florida Governmental Utility Authority Revenue	4.000%	10/1/39	(4)	1,000	1,148
Florida Governmental Utility Authority Revenue	4.000%	10/1/40	(4)	1,055	1,208
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33		1,830	2,116
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34		1,500	1,732
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/30		2,045	2,424
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/33		2,305	2,710
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/35		3,615	4,227
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/36		3,795	4,430
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32		1,000	1,080
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23		2,060	2,313
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24		1,750	2,010
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25		1,250	1,469
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30		2,750	3,147
Florida Municipal Power Agency Revenue	5.000%	10/1/21		5,015	5,372
Florida Municipal Power Agency Revenue	5.000%	10/1/23		1,800	2,057
Florida Municipal Power Agency Revenue	5.000%	10/1/24		1,065	1,253
Florida Municipal Power Agency Revenue	5.000%	10/1/25		1,750	2,107
Florida Municipal Power Agency Revenue	5.000%	10/1/26		1,060	1,273
Florida Municipal Power Agency Revenue	5.000%	10/1/27		1,370	1,639
Florida Municipal Power Agency Revenue	4.000%	10/1/28		3,580	4,178
Florida Municipal Power Agency Revenue	5.000%	10/1/28		1,385	1,648
Florida Municipal Power Agency Revenue	5.000%	10/1/29		3,475	4,113
Florida Municipal Power Agency Revenue	5.000%	10/1/29		5,025	6,120
Florida Municipal Power Agency Revenue	5.000%	10/1/30		10,020	12,149
Florida Municipal Power Agency Revenue	5.000%	10/1/31		8,535	10,323
Florida Ports Financing Commission Revenue	5.000%	10/1/24		2,075	2,218
Florida Ports Financing Commission Revenue	5.000%	10/1/26		1,420	1,517
Florida Ports Financing Commission Revenue	5.000%	10/1/28		2,000	2,135
Florida Turnpike Authority Revenue	5.000%	7/1/25		9,275	11,177
Florida Turnpike Authority Revenue	3.000%	7/1/26		3,000	3,137
Florida Turnpike Authority Revenue	4.000%	7/1/33		9,030	10,148
Florida Turnpike Authority Revenue	4.000%	7/1/34		12,355	13,673
Florida Turnpike Authority Revenue	4.000%	7/1/34		7,000	7,852
Florida Turnpike Authority Revenue	4.000%	7/1/38		11,635	13,280
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20		512	514
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37		4,645	5,257
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37		4,770	5,389
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38		4,840	5,453
Gainesville FL Utilities System Revenue	5.000%	10/1/25		3,560	4,304
Gainesville FL Utilities System Revenue	5.000%	10/1/26		3,790	4,691
Gainesville FL Utilities System Revenue	5.000%	10/1/27		3,175	4,017
Gainesville FL Utilities System Revenue	5.000%	10/1/28		5,000	6,330
Gainesville FL Utilities System Revenue	5.000%	10/1/29		7,050	8,871
Gainesville FL Utilities System Revenue	5.000%	10/1/30		4,000	5,002
Gainesville FL Utilities System Revenue	5.000%	10/1/34		5,000	6,172
Gainesville FL Utilities System Revenue	5.000%	10/1/35		5,000	6,165
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25		1,690	1,751
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/36		745	890
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/37		2,550	3,037
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23		1,320	1,469
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24		1,110	1,267
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25		1,375	1,606
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27		1,460	1,737

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28		2,100	2,490
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29		2,045	2,416
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30		2,020	2,377
	Hernando County FL School District COP	5.000%	7/1/27	(4)	6,000	7,248
	Hernando County FL School District COP	5.000%	7/1/31	(4)	5,925	7,054
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	(Prere.)	20	20
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/19	(Prere.)	5	5
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19	(Prere.)	20	20
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		6,980	6,988
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		2,155	2,158
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21		2,250	2,252
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21		1,995	1,997
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37		7,980	7,991
	Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/26		28,000	34,616
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28		12,300	13,815
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/31		26,515	29,399
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/34		3,070	3,377
	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22	(Prere.)	5,030	5,533
	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22	(Prere.)	13,590	14,948
	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		2,590	3,245
	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		13,545	14,804
	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		5,405	6,752
	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		410	448
	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		15,070	16,417
	Hillsborough County FL School Board COP	5.000%	7/1/24		16,305	16,701
	Hillsborough County FL School Board COP	5.000%	7/1/25		6,000	6,143
	Hillsborough County FL School Board COP	5.000%	7/1/30		9,040	11,469
[5]	Jacksonville Electric System Revenue TOB VRDO	1.270%	11/7/19		8,565	8,565
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20	(Prere.)	2,500	2,540
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20	(Prere.)	3,900	3,962
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20	(Prere.)	2,075	2,108
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21	(Prere.)	3,805	4,008
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	2,665	2,956
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	4,360	4,836
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	285	316
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	755	837
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	1,705	1,891
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	465	516
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	1,305	1,447
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(ETM)	635	704
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/24	(Prere.)	1,020	1,183
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		15,000	18,170
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27		2,785	3,079
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		10,000	12,382
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,355	2,474
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		6,090	7,525
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		980	1,128
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30		5,205	6,413
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31		7,000	8,531
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/32		7,000	8,489
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33		9,000	10,884
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35		2,000	2,250
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/36		2,500	2,806
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37		4,000	4,473
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	(ETM)	22,255	23,014
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/26		1,235	1,513
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		21,000	26,268
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28		3,145	3,894
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28		1,340	1,554
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29		5,580	6,895

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30		3,000	3,265
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/30		1,925	2,372
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/33		11,205	12,721
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/26		1,010	1,240
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/29		2,255	2,802
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/31		1,785	2,201
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/33		1,635	2,002
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/29		3,890	4,685
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30		3,000	3,591
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/31		3,790	4,512
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/32		4,510	5,346
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/33		4,730	5,607
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/34		4,970	5,878
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/35		5,220	6,170
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/36		5,475	6,456
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/37		5,755	6,757
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/38		2,965	3,441
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28		2,350	2,581
Jacksonville FL Special Revenue	5.000%	10/1/20		15,420	15,948
Jacksonville FL Special Revenue	5.000%	10/1/25		4,550	5,032
Jacksonville FL Special Revenue	5.000%	10/1/26		7,710	9,028
Jacksonville FL Special Revenue	5.000%	10/1/28		6,485	7,560
Jacksonville FL Special Revenue	5.000%	10/1/28		1,735	2,160
Jacksonville FL Special Revenue	5.000%	10/1/29		7,750	8,981
Jacksonville FL Special Revenue	5.000%	10/1/30		3,145	3,633
Jacksonville FL Special Revenue	5.000%	10/1/30		2,000	2,419
Jacksonville FL Special Revenue	5.000%	10/1/32		1,750	1,914
Jacksonville FL Special Revenue	5.000%	10/1/33		3,105	3,563
Jacksonville FL Special Revenue	5.000%	10/1/34		1,765	2,022
Jacksonville FL Special Revenue	5.000%	10/1/34		1,000	1,216
Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34		2,550	3,004
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		7,400	9,127
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/28		2,340	2,897
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35		8,000	9,038
Key West FL Utility Board Electricity Revenue	5.000%	10/1/32		1,340	1,675
Key West FL Utility Board Electricity Revenue	5.000%	10/1/35		1,495	1,855
Key West FL Utility Board Electricity Revenue	5.000%	10/1/36		1,200	1,485
Key West FL Utility Board Electricity Revenue	5.000%	10/1/38		1,275	1,567
Lake County FL School Board COP	5.000%	6/1/28	(4)	1,500	1,721
Lake County FL School Board COP	5.000%	6/1/29	(4)	1,750	2,003
Lake County FL School Board COP	5.000%	6/1/30	(4)	3,000	3,423
Lake County FL School Board COP	5.000%	6/1/31	(4)	5,000	5,835
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31		500	538
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25		2,000	2,378
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27		5,000	6,039
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/33		3,755	4,273
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35		3,135	3,559
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22		1,785	1,978
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23		2,750	3,145
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24		3,020	3,557
Lee County FL School Board COP	5.000%	8/1/22		1,600	1,761
Lee County FL School Board COP	5.000%	8/1/23		1,150	1,304
Lee County FL School Board COP	5.000%	8/1/24		2,330	2,717
Lee County FL School Board COP	5.000%	8/1/27		5,000	5,806
Lee County FL School Board COP	5.000%	8/1/28		4,080	4,725
Lee County FL School Board COP	5.000%	8/1/34		3,500	4,167
Lee County FL School Board COP	5.000%	8/1/35		4,270	5,072
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26	(4)	1,000	1,165
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28	(4)	3,055	3,543
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30	(4)	3,300	3,823
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32	(4)	1,820	2,104
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33	(4)	1,000	1,155
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34	(4)	1,000	1,153
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35	(4)	1,000	1,151
Lee County FL Water & Sewer Revenue	5.250%	10/1/25		5,950	6,388
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/27		2,250	2,759
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/28		7,165	8,931
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/29		3,270	4,132
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/35		4,500	5,538
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36		5,520	6,758
Manatee County FL Revenue	5.000%	10/1/22		1,255	1,389

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Manatee County FL Revenue	5.000%	10/1/23		1,310	1,496
Manatee County FL Revenue	5.000%	10/1/25		1,325	1,514
Manatee County FL Revenue	5.000%	10/1/26		1,520	1,734
Manatee County FL Revenue	5.000%	10/1/27		1,580	1,801
Marco Island FL Utility System Revenue	5.250%	10/1/32		3,300	3,755
Marco Island FL Utility System Revenue	5.250%	10/1/33		2,000	2,286
Miami Beach FL GO	5.000%	5/1/24		1,010	1,177
Miami Beach FL GO	3.000%	5/1/32		4,440	4,762
Miami Beach FL GO	3.000%	5/1/33		2,340	2,494
Miami Beach FL GO	5.000%	5/1/34		2,920	3,729
Miami Beach FL GO	5.000%	5/1/35		4,000	5,089
Miami Beach FL GO	5.000%	5/1/36		2,700	3,428
Miami Beach FL GO	5.000%	5/1/37		5,695	7,211
Miami Beach FL GO	5.000%	5/1/38		5,980	7,534
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		2,850	2,953
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21		3,415	3,658
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22		3,000	3,313
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23		2,670	2,941
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		1,355	1,486
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30		1,000	1,141
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34		4,000	4,504
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35		5,200	5,850
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26		1,060	1,268
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28		1,300	1,546
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29		1,015	1,204
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30		1,585	1,878
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35		1,500	1,762
Miami Beach FL Stormwater Revenue	5.000%	9/1/26		1,560	1,926
Miami Beach FL Stormwater Revenue	5.000%	9/1/28		1,550	1,933
Miami Beach FL Stormwater Revenue	5.000%	9/1/29		3,920	4,866
Miami Beach FL Stormwater Revenue	4.000%	9/1/30		3,165	3,595
Miami Beach FL Stormwater Revenue	4.000%	9/1/31		2,500	2,831
Miami Beach FL Stormwater Revenue	4.000%	9/1/32		2,230	2,518
Miami Beach FL Stormwater Revenue	4.000%	9/1/33		2,400	2,704
Miami Beach FL Stormwater Revenue	4.000%	9/1/34		2,555	2,872
Miami Beach FL Stormwater Revenue	4.000%	9/1/35		2,760	3,094
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26		995	1,229
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28		720	898
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29		1,000	1,240
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30		1,200	1,485
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30		7,000	8,330
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31		10,000	11,850
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32		11,500	13,567
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33		10,000	11,785
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34		11,000	12,494
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		10,000	11,321
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		23,025	25,948
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/36		3,225	4,014
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		11,510	12,898
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/37		5,370	6,658
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		18,605	20,828
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		13,500	15,113
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38		4,720	5,837
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/27	(4)	1,430	1,752
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/28	(4)	3,010	3,755
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/29	(4)	3,160	3,928
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/31	(4)	3,495	4,302
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/33	(4)	3,865	4,731
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/34	(4)	4,060	4,959
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	(4)	2,000	2,437
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	555	574
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	6,645	6,878
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	6,500	6,728
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	5,500	5,693
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		1,460	1,511
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		2,630	2,722
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25		2,885	3,392
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		6,775	8,185
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31		2,055	2,380
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34		4,005	4,795
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35		2,450	2,927

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27		3,710	4,558
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27		3,055	3,242
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/29		5,100	6,219
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/34		1,705	2,045
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35		15,390	18,420
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35		8,210	9,827
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		14,000	16,721
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		8,620	10,295
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		4,410	4,953
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		4,880	5,634
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		4,785	5,515
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26		3,420	3,925
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		2,920	3,346
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,245	1,426
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31		2,000	2,280
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32		2,550	2,889
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33		6,450	7,305
Miami-Dade County FL GO	5.000%	7/1/26		2,000	2,398
Miami-Dade County FL GO	5.000%	7/1/33		4,710	6,005
Miami-Dade County FL GO	5.000%	7/1/38		5,000	5,942
Miami-Dade County FL GO	5.000%	7/1/39		6,460	8,058
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/35		1,020	1,224
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/37		1,000	1,193
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30		2,450	2,561
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	1.140%	11/7/19	LOC	51,200	51,200
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/31		6,270	7,280
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32		4,775	5,527
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/33		6,785	7,833
Miami-Dade County FL School Board COP	5.000%	11/1/26		8,020	9,375
Miami-Dade County FL School Board COP	5.000%	11/1/27		10,000	11,628
Miami-Dade County FL School Board COP	5.000%	11/1/28		10,035	11,648
Miami-Dade County FL School Board COP	5.000%	11/1/29		10,000	11,601
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30		2,300	2,652
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32		2,600	3,003
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24		2,000	2,208
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25		3,000	3,311
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26		11,340	12,506
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27		2,510	2,763
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28		8,840	9,722
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29		5,000	3,939
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		2,500	3,045
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		10,035	11,025
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30		12,555	14,189
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		12,160	13,365
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		4,000	4,396
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31		11,270	12,622
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31		2,155	1,576
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		13,500	14,833
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32		3,285	4,143
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32		2,890	2,036
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		11,550	12,678
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34		3,625	4,547
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34		4,815	6,040
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35		5,675	7,099
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36		5,955	7,427
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37		3,195	3,971
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37		5,000	6,215
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38		4,405	5,456
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38		6,565	8,132
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39		4,625	5,715
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39		6,895	8,519
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39		14,500	7,847
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/22		3,420	3,761
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/23		3,840	4,360
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/26		8,955	11,022
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27		4,000	4,367
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28		2,060	2,248
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/30		10,965	12,365
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30		8,000	8,722
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31		10,000	11,243
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31		6,265	6,825

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32		1,680	1,829
	Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21		20,000	21,555
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		14,055	15,594
	North Brevard County FL Hospital District Revenue	5.000%	1/1/28		5,200	6,247
	North Brevard County FL Hospital District Revenue	5.000%	1/1/29		4,795	5,719
	North Brevard County FL Hospital District Revenue	5.000%	1/1/30		5,000	5,914
	North Brevard County FL Hospital District Revenue	5.000%	1/1/31		5,000	5,870
	North Brevard County FL Hospital District Revenue	5.000%	1/1/32		4,535	5,288
	North Brevard County FL Hospital District Revenue	5.000%	1/1/33		9,480	10,977
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34		3,955	4,561
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/26		7,930	9,756
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28		1,890	1,991
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29		3,055	3,703
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30		1,500	1,810
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33		5,185	6,213
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35		6,415	7,636
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36		5,000	5,932
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/31		2,400	2,689
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/36		4,750	5,284
	Orange County FL School Board COP	5.000%	8/1/33		21,500	25,809
	Orange County FL Tourist Development Revenue	5.000%	10/1/26		6,715	8,301
	Orange County FL Tourist Development Revenue	5.000%	10/1/27		2,150	2,709
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	3,500	3,588
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	7,780	7,976
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	5,000	5,126
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31		13,030	14,596
	Orlando FL Capital Improvement Revenue	5.000%	10/1/21		1,050	1,126
	Orlando FL Capital Improvement Revenue	5.000%	10/1/24		1,145	1,353
	Orlando FL Capital Improvement Revenue	5.000%	10/1/26		1,285	1,596
	Orlando FL Capital Improvement Revenue	5.000%	10/1/26		1,265	1,571
	Orlando FL Capital Improvement Revenue	5.000%	10/1/37		3,000	3,736
	Orlando FL Capital Improvement Revenue	5.000%	10/1/38		3,030	3,742
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26	(4)	2,285	2,823
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27	(4)	1,325	1,653
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	(4)	2,010	2,494
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29	(4)	2,020	2,501
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31	(4)	5,425	6,671
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33	(4)	2,095	2,556
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34	(4)	4,000	4,860
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35	(4)	3,125	3,787
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37	(4)	2,020	2,433
	Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22		3,270	3,650
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23		4,045	4,632
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29		1,505	1,858
4	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.550% coupon rate effective 10/1/2024	0.000%	10/1/29		1,000	922
4	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.650% coupon rate effective 10/1/2024	0.000%	10/1/30		1,400	1,314
4	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.750% coupon rate effective 10/1/2024	0.000%	10/1/31		1,625	1,546
4	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.800% coupon rate effective 10/1/2024	0.000%	10/1/32		2,060	1,950
4	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.900% coupon rate effective 10/1/2024	0.000%	10/1/33		3,000	2,840
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30		600	760
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/31		600	757
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/32		835	1,048
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/33		1,000	1,249
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/34		1,100	1,371
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/35		1,510	1,876
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/36		1,000	1,238

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/37		1,295	1,598
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/38		2,365	2,907
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/39		1,750	2,147
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	(ETM)	910	1,012
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	(ETM)	1,250	1,433
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	(ETM)	1,000	1,177
Palm Beach County FL Public Improvement Revenue	5.000%	6/1/25		1,000	1,096
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33		6,000	7,216
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/37		7,810	9,309
Palm Beach County FL School Board COP	5.000%	8/1/25		15,000	18,072
Palm Beach County FL School Board COP	5.000%	8/1/26		2,080	2,563
Palm Beach County FL School Board COP	5.000%	8/1/28		6,115	6,687
Palm Beach County FL School Board COP	5.000%	8/1/29		3,595	4,261
Palm Beach County FL School Board COP	5.000%	8/1/29		5,970	6,517
Palm Beach County FL School Board COP	5.000%	8/1/31		10,660	12,570
Palm Beach County FL School Board COP	5.000%	8/1/31		10,000	11,532
Palm Beach County FL School Board COP	5.000%	8/1/32		12,010	14,109
Palm Beach County FL School Board COP	5.000%	8/1/32		3,445	4,047
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/26		2,275	2,707
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/27		4,010	4,755
Pasco County FL School Board COP	5.000%	8/1/24		2,315	2,605
Port St. Lucie FL Utility Revenue	5.000%	9/1/27		980	1,194
Port St. Lucie FL Utility Revenue	5.000%	9/1/28		3,110	3,787
Port St. Lucie FL Utility Revenue	5.000%	9/1/29		2,115	2,570
Port St. Lucie FL Utility Revenue	4.000%	9/1/30		2,210	2,491
Port St. Lucie FL Utility Revenue	5.000%	9/1/30		2,000	2,259
Port St. Lucie FL Utility Revenue	4.000%	9/1/31		2,510	2,821
Port St. Lucie FL Utility Revenue	5.000%	9/1/31		2,100	2,371
Reedy Creek FL Improvement District GO	4.000%	6/1/31		3,025	3,459
Reedy Creek FL Improvement District GO	4.000%	6/1/32		3,110	3,539
Reedy Creek FL Improvement District GO	5.250%	6/1/32		9,600	10,830
Reedy Creek FL Improvement District GO	5.250%	6/1/33		10,000	11,263
Reedy Creek FL Improvement District GO	4.000%	6/1/34		10,000	11,139
Reedy Creek FL Improvement District GO	4.000%	6/1/35		4,685	5,274
Reedy Creek FL Improvement District GO	5.000%	6/1/37		5,000	6,032
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23		2,515	2,868
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23		1,110	1,272
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24		1,575	1,857
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38		13,550	16,386
Sarasota County FL School Board COP	5.000%	7/1/20		2,855	2,925
Sarasota County FL School Board COP	5.000%	7/1/20	(Prere.)	5,380	5,517
Sarasota County FL School Board COP	5.000%	7/1/20	(Prere.)	5,050	5,179
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/20		2,060	2,086
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21		1,750	1,839
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/22		1,920	2,090
South Broward FL Hospital District Revenue	4.000%	5/1/33		11,090	12,235
South Florida Water Management District COP	5.000%	10/1/26		9,265	11,315
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/26		4,345	5,290
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/27		5,010	6,201
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/28		3,500	4,352
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/29		4,000	4,951
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33		9,025	10,093
St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities Project)	5.750%	8/1/20	(Prere.)	1,500	1,550
St. Lucie County FL School Board COP	5.000%	7/1/24		1,595	1,790
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24		500	568
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28		500	560
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29		500	559
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34		1,135	1,253
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/23		5,985	6,383
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.125%	9/1/24		4,625	4,940

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/27		4,250	4,805
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/28		4,450	5,024
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) VRDO	1.130%	11/7/19	LOC	43,930	43,930
Tallahassee FL Energy System Revenue	5.000%	10/1/29		3,000	3,495
Tallahassee FL Energy System Revenue	5.000%	10/1/30		2,000	2,320
Tallahassee FL Energy System Revenue	5.000%	10/1/31		2,080	2,411
Tallahassee FL Energy System Revenue	5.000%	10/1/34		5,000	5,913
Tallahassee FL Energy System Revenue	5.000%	10/1/35		6,455	7,446
Tallahassee FL Energy System Revenue	5.000%	10/1/36		3,350	3,857
Tallahassee FL Energy System Revenue	5.000%	10/1/37		3,000	3,449
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24		955	1,103
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25		1,800	2,122
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27		1,100	1,288
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28		1,450	1,696
Tallahassee FL Utility System Revenue	5.000%	10/1/25		1,270	1,498
Tallahassee FL Utility System Revenue	5.000%	10/1/26		1,210	1,421
Tallahassee FL Utility System Revenue	5.000%	10/1/27		1,020	1,196
Tallahassee FL Utility System Revenue	5.000%	10/1/28		1,000	1,170
Tallahassee FL Utility System Revenue	5.000%	10/1/31		1,250	1,456
Tallahassee FL Utility System Revenue	5.000%	10/1/32		1,335	1,552
Tallahassee FL Utility System Revenue	5.000%	10/1/33		2,000	2,324
Tallahassee FL Utility System Revenue	5.000%	10/1/35		2,100	2,434
Tallahassee FL Utility System Revenue	5.000%	10/1/36		2,100	2,430
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29	(14)	10,000	13,963
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32		2,305	2,611
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21		1,250	1,334
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23		1,400	1,539
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28		2,500	3,109
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29		2,500	3,102
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30		3,705	4,577
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19		3,580	3,584
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21		18,420	18,797
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22		13,395	13,664
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		14,686	15,896
Tampa FL Hospital Revenue	5.000%	7/1/21		1,000	1,058
Tampa FL Hospital Revenue	5.000%	7/1/22		1,075	1,173
Tampa FL Hospital Revenue	5.000%	7/1/24		1,000	1,086
Tampa FL Hospital Revenue	5.000%	7/1/25		1,935	2,096
Tampa FL Hospital Revenue	5.000%	7/1/26		1,500	1,623
Tampa FL Hospital Revenue	5.000%	7/1/27		1,000	1,080
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26		1,400	1,643
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30		1,650	1,914
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32		1,880	2,172
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33		2,340	2,699
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34		2,505	2,883
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35		1,680	1,931
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/32		605	693
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/33		625	714
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/34		650	740
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/35		680	772
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/36		705	798
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/37		5,000	5,639
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	2,300	2,498
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/34		1,275	1,432
University of South Florida Financing Corp. COP	5.000%	7/1/30		6,085	7,129
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27		1,125	1,312
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27		1,000	1,238
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28		1,000	1,160
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28		1,500	1,850
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29		1,110	1,283
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30		1,835	2,116
Volusia County FL School Board COP	5.000%	8/1/23		1,000	1,137

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Volusia County FL School Board COP	5.000%	8/1/24		635	742
Volusia County FL School Board COP	5.000%	8/1/25		1,675	1,947
Volusia County FL School Board COP	5.000%	8/1/27		1,835	2,122
Volusia County FL School Board COP	5.000%	8/1/28		1,650	1,901
Volusia County FL School Board COP	5.000%	8/1/29		2,350	2,707
Volusia County FL School Board COP	5.000%	8/1/30		3,895	4,474
Volusia County FL School Board COP	5.000%	8/1/31		2,375	2,727
Winter Park FL Water & Sewer Revenue	5.000%	12/1/19	(Prere.)	1,975	1,981
					3,536,577
Georgia (3.0%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27		2,325	2,748
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28		2,500	2,949
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32		2,000	2,204
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		4,000	4,024
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22		10,000	10,061
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24		1,795	2,067
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29		3,000	3,434
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30		5,000	5,709
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31		5,025	5,720
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32		5,515	6,263
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33		2,000	2,268
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34		2,010	2,276
Atlanta GA Airport Revenue	5.000%	1/1/21		2,000	2,012
Atlanta GA Airport Revenue	5.000%	1/1/22		2,300	2,314
Atlanta GA Airport Revenue	5.000%	1/1/24		1,025	1,181
Atlanta GA Airport Revenue	5.875%	1/1/24		3,145	3,319
Atlanta GA Airport Revenue	5.000%	1/1/26		1,600	1,733
Atlanta GA Airport Revenue	5.000%	1/1/27		1,390	1,504
Atlanta GA Airport Revenue	5.000%	1/1/31		2,525	2,874
Atlanta GA Development Authority Revenue	5.000%	7/1/25		2,540	3,043
Atlanta GA Development Authority Revenue	5.000%	7/1/27		1,000	1,194
Atlanta GA Development Authority Revenue	5.000%	7/1/28		1,355	1,614
Atlanta GA Development Authority Revenue	5.000%	7/1/30		1,280	1,516
Atlanta GA GO	5.250%	12/1/19	(12)	4,925	4,940
Atlanta GA GO	5.250%	12/1/20	(12)	3,280	3,290
Atlanta GA GO	4.875%	12/1/26		7,450	8,778
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	1,000	1,000
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20		1,370	1,421
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22	(4)	9,800	10,653
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23		3,160	3,623
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24		3,110	3,672
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25		2,500	2,988
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25	(4)	6,565	8,242
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26	(4)	15,270	19,708
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	5,610	7,407
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/34		2,265	2,604
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34		6,200	7,646
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34		3,260	4,020
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/35		2,250	2,573
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		4,000	4,920
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		4,000	4,920
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		11,915	13,950
Atlanta GA Water & Wastewater Revenue	3.000%	11/1/36		3,500	3,659
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36		2,750	3,132
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36		14,000	17,178
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26		9,030	11,123
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27		9,480	11,906
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28		9,960	12,466
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/32		1,250	1,602
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/33		1,700	2,161
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/34		2,500	3,164
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/35		1,650	2,079
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/36		2,850	3,575
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/37		2,535	3,162
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/38		2,990	3,718
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/39		1,335	1,656
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/29		1,100	1,351
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/30		1,350	1,647

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/32		1,795	2,177
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/33		2,000	2,420
	Cherokee County GA Board of Education GO	5.000%	8/1/31		1,565	1,905
	Cherokee County GA Board of Education GO	5.000%	8/1/33		1,780	2,157
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20		750	768
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30		3,285	3,945
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31		3,250	3,889
	Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/20	(Prere.)	7,500	7,631
	Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/20	(Prere.)	1,100	1,123
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/25		400	469
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/26		700	838
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/27		900	1,098
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28		1,000	1,218
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28		4,000	4,440
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29		1,640	1,989
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30		1,230	1,485
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/32		2,250	2,699
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/33		2,445	2,926
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/34		3,350	3,994
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/35		2,500	2,968
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/36		4,300	5,093
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/37		4,500	5,315
3	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/35		1,130	1,370
3	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/37		8,160	9,827
3	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/38		9,100	10,926
3	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/39		9,565	11,456
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29		1,280	1,586
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30		1,020	1,255
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32		1,000	1,122
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34		1,100	1,327
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36		1,160	1,389
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22		1,675	1,836
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23		1,975	2,164
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24		1,000	1,093
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27		6,880	7,487
	DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/19	(Prere.)	1,400	1,402
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	5.000%	7/1/31		2,000	2,566
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23		1,410	1,518
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24		1,500	1,615
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		2,225	2,389
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32		4,000	4,294
	Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23		11,395	11,413
	Forsyth County GA GO	5.000%	3/1/20		2,145	2,172
	Forsyth County GA School District GO	5.000%	2/1/26		1,250	1,534
	Forsyth County GA School District GO	5.000%	2/1/27		1,000	1,256
	Forsyth County GA School District GO	5.000%	2/1/28		1,020	1,309
	Forsyth County GA School District GO	5.000%	2/1/33		3,335	4,195
	Forsyth County GA School District GO	5.000%	2/1/34		2,515	3,157
	Forsyth County GA School District GO	5.000%	2/1/35		3,790	4,746
	Forsyth County GA School District GO	5.000%	2/1/36		3,250	4,059
	Forsyth County GA School District GO	5.000%	2/1/37		2,250	2,802
	Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/32		1,500	1,915
	Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/33		2,765	3,514
	Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/36		1,600	2,007
	Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/37		1,825	2,277
	Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/39		1,750	2,171
	Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/32		1,445	1,855
	Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/34		1,160	1,480
	Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/36		1,015	1,287
	Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/38		1,160	1,461
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20		760	779
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30		3,010	3,615
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32		2,640	3,150
3	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37		2,200	2,474

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,916
3	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,783
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	400	469
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	600	719
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/27	530	647
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28	560	682
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/29	500	606
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30	870	1,050
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	900	1,082
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/35	4,700	5,580
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37	2,820	3,331
3	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/29	4,240	4,475
3	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	11,183
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25	2,080	2,259
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26	1,680	1,820
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31	7,500	8,274
	Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,057
	Georgia GO	5.000%	7/1/20	3,000	3,076
	Georgia GO	5.000%	7/1/20	10,000	10,254
	Georgia GO	5.000%	11/1/20	9,240	9,593
	Georgia GO	5.000%	10/1/21	8,025	8,614
	Georgia GO	5.000%	1/1/22	9,415	10,196
	Georgia GO	5.000%	2/1/22	13,585	14,754
	Georgia GO	5.000%	2/1/22	6,590	7,157
	Georgia GO	4.000%	10/1/22	13,270	14,360
	Georgia GO	5.000%	12/1/22	9,000	10,051
	Georgia GO	5.000%	1/1/23	6,050	6,775
	Georgia GO	5.000%	2/1/23	5,025	5,643
	Georgia GO	5.000%	2/1/23	18,395	20,657
	Georgia GO	5.000%	7/1/23	20,160	22,196
	Georgia GO	5.000%	7/1/24	22,865	26,838
	Georgia GO	5.000%	7/1/24	29,915	35,113
	Georgia GO	5.000%	7/1/24	32,685	38,365
	Georgia GO	5.000%	12/1/24	10,100	12,001
	Georgia GO	5.000%	2/1/25	10,000	11,939
	Georgia GO	5.000%	2/1/25	3,000	3,474
	Georgia GO	5.000%	7/1/25	1,615	1,951
	Georgia GO	5.000%	7/1/25	20,970	25,335
	Georgia GO	5.000%	1/1/26	4,960	6,073
	Georgia GO	5.000%	2/1/26	9,660	11,853
	Georgia GO	5.000%	7/1/26	10,040	12,444
	Georgia GO	5.000%	7/1/26	1,460	1,809
	Georgia GO	5.000%	12/1/26	4,655	5,826
	Georgia GO	5.000%	2/1/27	14,870	18,672
	Georgia GO	5.000%	2/1/27	10,000	11,573
	Georgia GO	5.000%	12/1/27	5,175	6,454
	Georgia GO	5.000%	7/1/28	34,000	44,020
	Georgia GO	5.000%	7/1/29	15,000	19,300
	Georgia GO	5.000%	7/1/32	38,000	48,338
	Georgia GO	4.000%	7/1/34	25,675	29,835
	Georgia GO	3.250%	7/1/37	9,750	10,546
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,120	13,033
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,465	4,948
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,439
	Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,598
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	465	570
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	650	814
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	872
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	703

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/30		4,365	5,005
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/34		11,930	13,578
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26		500	599
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30		500	604
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/32		1,000	1,200
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/34		1,250	1,490
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/36		2,300	2,724
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37		2,100	2,480
Gwinnett County GA School District GO	5.000%	8/1/21		23,000	24,543
Gwinnett County GA School District GO	5.000%	2/1/38		17,000	21,555
Gwinnett County GA School District GO	5.000%	2/1/39		15,000	18,972
Gwinnett County GA Water & Sewerage Authority Revenue	5.000%	8/1/22		10,010	11,051
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30		5,375	6,162
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34		10,000	11,387
Jackson County GA School District GO	5.000%	3/1/31		1,390	1,785
Jackson County GA School District GO	5.000%	3/1/32		1,000	1,280
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25		450	527
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26		630	754
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28		835	1,017
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20		23,970	24,268
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		6,765	7,071
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		37,000	38,713
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		10,720	11,547
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33		5,500	6,680
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		2,500	3,027
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/35		1,750	2,269
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/36		1,250	1,630
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38		2,000	2,628
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		127,300	137,618
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		200,205	217,224
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		28,045	31,465
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26	(14)	4,810	6,007
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/29		7,745	8,457
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30		5,225	6,351
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		9,000	10,915
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33		14,000	16,092
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/34		16,465	18,784
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/35		17,095	19,455
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35		5,095	6,127
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36		22,080	26,494
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		15,240	15,327
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21		8,205	8,451
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		2,830	2,947
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23		14,615	15,120
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24		11,650	12,060
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25		5,190	6,035
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		6,605	7,820
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		39,745	47,083
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		16,330	19,345
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	(15)	28,000	33,613
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		14,000	17,175
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		8,000	9,814
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30		1,075	1,226
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33		2,115	2,396
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34		2,000	2,262
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35		5,650	6,381
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34		9,000	10,704
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/39		16,230	18,952
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/28		500	611
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/31		1,265	1,532
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32		600	723
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33		500	601
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/34		2,050	2,457
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/35		725	867
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36		2,055	2,450
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/37		2,420	2,878
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/38		2,355	2,790
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/39		2,055	2,429
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/29		500	609

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/31	890	1,069
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/32	750	897
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/33	750	894
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/35	1,225	1,448
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/36	1,300	1,538
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/37	1,350	1,593
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/38	1,455	1,710
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	1,415	1,659
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,700	8,019
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	584
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/28	2,510	3,223
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	9,710	12,685
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/30	2,070	2,695
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/31	2,070	2,685
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,675	2,163
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	1,500	1,932
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/37	7,235	9,201
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/39	11,480	14,520
3	Rockdale County GA Development Authority Revenue	4.000%	7/1/35	2,125	2,406
3	Rockdale County GA Development Authority Revenue	4.000%	7/1/38	2,395	2,680
	Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,545
	Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,526
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/27	750	936
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/28	500	634
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/29	525	676
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/30	500	639
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/31	400	510
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/32	1,000	1,269
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/35	1,000	1,259
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/36	325	408
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/37	575	719
	Valdosta & Lowndes County GO Hospital Authority Revenue	4.000%	10/1/38	675	765
					2,148,433
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	1/1/26	1,145	1,213
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	4,655	4,942
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	1,175	1,249
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	8,070	8,963
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	9,240	10,467
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	7,210	8,328
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	3,000	3,450
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/30	3,100	3,507
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/26	750	889
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/27	600	723
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29	2,065	2,464
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/30	1,000	1,186
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/32	2,230	2,625
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/35	1,000	1,169
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	300	344
	Guam International Airport Authority Revenue	5.000%	10/1/23	2,280	2,440
	Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,433
	Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,466
	Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,396
	Guam Power Authority Revenue	5.000%	10/1/28	2,585	3,075
	Guam Power Authority Revenue	5.000%	10/1/29	5,425	6,427
	Guam Power Authority Revenue	5.000%	10/1/30	5,695	6,718
	Guam Power Authority Revenue	5.000%	10/1/32	2,680	3,149
	Guam Power Authority Revenue	5.000%	10/1/34	1,825	2,111
	Guam Power Authority Revenue	5.000%	10/1/35	2,690	3,104
	Guam Power Authority Revenue	5.000%	10/1/36	3,525	4,058
	Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,442
					90,338
Hawaii (1.2%)
	Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,324
	Hawaii County HI GO	5.000%	9/1/28	1,000	1,213
	Hawaii County HI GO	5.000%	9/1/29	2,065	2,500
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,206
	Hawaii GO	5.000%	10/1/20	5,520	5,712
	Hawaii GO	5.000%	10/1/20	9,910	10,255
	Hawaii GO	5.000%	12/1/20	4,480	4,665
	Hawaii GO	5.000%	10/1/21	3,250	3,484

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hawaii GO	5.000%	10/1/21		7,715	8,271
Hawaii GO	5.000%	12/1/21	(Prere.)	13,120	14,144
Hawaii GO	5.000%	12/1/21	(Prere.)	2,020	2,178
Hawaii GO	5.000%	12/1/21	(Prere.)	3,770	4,064
Hawaii GO	5.000%	12/1/21	(Prere.)	3,685	3,977
Hawaii GO	5.000%	11/1/22		11,285	12,558
Hawaii GO	5.000%	12/1/22		10,125	10,918
Hawaii GO	5.000%	8/1/24		15,010	17,631
Hawaii GO	5.000%	8/1/24		8,970	10,537
Hawaii GO	5.000%	10/1/24		10,010	11,816
Hawaii GO	5.000%	11/1/24		22,305	24,794
Hawaii GO	5.000%	4/1/25		19,785	23,655
Hawaii GO	5.000%	8/1/25		2,500	2,931
Hawaii GO	5.000%	8/1/25		4,105	4,812
Hawaii GO	5.000%	10/1/25		12,000	14,546
Hawaii GO	5.000%	10/1/25		3,605	4,370
Hawaii GO	4.000%	4/1/26		26,025	30,237
Hawaii GO	5.000%	8/1/26		1,400	1,637
Hawaii GO	5.000%	1/1/27		8,015	9,983
Hawaii GO	5.000%	4/1/27		7,870	9,622
Hawaii GO	4.000%	4/1/28		5,050	5,817
Hawaii GO	5.000%	5/1/28		14,910	18,644
Hawaii GO	5.000%	10/1/28		8,030	9,903
Hawaii GO	5.000%	10/1/28		9,085	11,205
Hawaii GO	4.000%	4/1/29		10,000	11,447
Hawaii GO	5.000%	8/1/29		8,500	9,883
Hawaii GO	5.000%	8/1/29		31,900	36,203
Hawaii GO	5.000%	10/1/29		7,000	8,602
Hawaii GO	5.000%	1/1/30		6,000	7,720
Hawaii GO	4.000%	4/1/30		21,685	24,578
Hawaii GO	4.000%	5/1/30		13,765	15,885
Hawaii GO	4.000%	10/1/30		11,500	13,117
Hawaii GO	5.000%	1/1/31		6,000	7,674
Hawaii GO	4.000%	4/1/31		21,410	24,184
Hawaii GO	4.000%	5/1/31		14,060	16,145
Hawaii GO	4.000%	5/1/32		12,160	13,924
Hawaii GO	4.000%	10/1/32		5,285	5,996
Hawaii GO	5.000%	1/1/33		10,750	13,377
Hawaii GO	5.000%	8/1/33		2,865	3,303
Hawaii GO	4.000%	1/1/34		8,740	10,043
Hawaii GO	5.000%	1/1/34		8,745	10,860
Hawaii GO	4.000%	10/1/34		5,760	6,408
Hawaii GO	5.000%	1/1/36		22,345	27,609
Hawaii GO	5.000%	1/1/36		13,000	16,382
Hawaii GO	5.000%	1/1/38		6,000	7,510
Hawaii Highway Revenue	5.000%	1/1/32		2,180	2,514
Hawaii Pacific Health Revenue	5.625%	7/1/20	(Prere.)	2,345	2,413
Honolulu HI City & County GO	5.000%	10/1/20		3,675	3,802
Honolulu HI City & County GO	5.000%	10/1/20		5,115	5,292
Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	5,000	5,333
Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	5,500	5,866
Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	4,535	4,837
Honolulu HI City & County GO	5.000%	10/1/22		1,130	1,254
Honolulu HI City & County GO	5.000%	10/1/22		4,015	4,456
Honolulu HI City & County GO	5.000%	10/1/22		4,220	4,683
Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	3,500	3,897
Honolulu HI City & County GO	5.000%	11/1/22		3,245	3,611
Honolulu HI City & County GO	5.000%	10/1/26		7,500	9,073
Honolulu HI City & County GO	5.000%	10/1/26		5,100	6,170
Honolulu HI City & County GO	5.000%	10/1/27		4,020	4,843
Honolulu HI City & County GO	5.000%	10/1/28		4,000	4,804
Honolulu HI City & County GO	5.000%	10/1/28		8,415	10,106
Honolulu HI City & County GO	5.000%	10/1/29		2,270	2,712
Honolulu HI City & County GO	4.000%	10/1/31		6,220	7,076
Honolulu HI City & County GO	5.000%	10/1/31		12,690	15,124
Honolulu HI City & County GO	4.000%	10/1/32		6,705	7,607
Honolulu HI City & County GO	5.000%	10/1/33		4,000	4,749
Honolulu HI City & County GO	5.000%	9/1/34		8,035	9,909
Honolulu HI City & County GO	4.000%	9/1/36		2,910	3,341
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26		3,000	3,594
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28		6,175	6,985

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29		10,000	11,275
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30		8,220	9,723
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31		18,060	21,308
3	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/34		4,000	4,640
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34		6,765	7,938
3	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/35		2,510	2,902
3	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/35		7,895	9,130
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35		6,835	8,005
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36		3,000	3,689
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/38		7,230	8,129
						833,249
Idaho (0.1%)
5	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34		4,425	4,732
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/28		4,060	5,060
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/29		4,810	5,938
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/30		4,525	5,556
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24		1,520	1,791
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25		2,750	3,268
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30		3,250	3,526
	Idaho Housing & Finance Association RAN	5.000%	7/15/25		2,070	2,468
	Idaho Housing & Finance Association RAN	5.000%	7/15/26		1,010	1,233
	Idaho Housing & Finance Association RAN	5.000%	7/15/27		5,640	7,029
						40,601
Illinois (5.7%)
	Champaign County IL Community Unit School District No. 4 GO	5.000%	1/1/31		1,625	1,913
	Chicago GO	0.000%	1/1/24		4,000	3,563
	Chicago IL Board of Education GO	0.000%	12/1/19	(14)	5,610	5,600
	Chicago IL Board of Education GO	5.000%	12/1/19		3,585	3,593
	Chicago IL Board of Education GO	6.000%	1/1/20	(14)	2,700	2,719
	Chicago IL Board of Education GO	5.000%	12/1/21		20,000	21,132
	Chicago IL Board of Education GO	5.500%	12/1/21	(4)(2)	4,090	4,375
	Chicago IL Board of Education GO	5.000%	12/1/22		2,775	2,996
	Chicago IL Board of Education GO	5.000%	12/1/22		12,000	12,955
	Chicago IL Board of Education GO	5.500%	12/1/22	(4)	9,625	10,605
	Chicago IL Board of Education GO	5.000%	12/1/23		15,000	16,498
	Chicago IL Board of Education GO	5.000%	12/1/24		20,000	22,342
	Chicago IL Board of Education GO	5.000%	12/1/25		11,000	12,460
	Chicago IL Board of Education GO	0.000%	12/1/26	(14)	5,000	4,118
	Chicago IL Board of Education GO	5.000%	12/1/26	(4)	3,560	4,207
	Chicago IL Board of Education GO	5.000%	12/1/26		10,800	12,406
	Chicago IL Board of Education GO	7.000%	12/1/26		19,600	24,496
	Chicago IL Board of Education GO	0.000%	12/1/27		1,290	1,010
	Chicago IL Board of Education GO	4.000%	12/1/27		5,175	5,581
	Chicago IL Board of Education GO	5.000%	12/1/27		1,625	1,887
	Chicago IL Board of Education GO	5.000%	12/1/27	(4)	2,750	3,302
	Chicago IL Board of Education GO	5.000%	12/1/27		1,000	1,161
	Chicago IL Board of Education GO	0.000%	12/1/28	(14)	10,270	7,880
	Chicago IL Board of Education GO	0.000%	12/1/28	(14)	4,320	3,315
	Chicago IL Board of Education GO	5.000%	12/1/28		11,100	13,029
	Chicago IL Board of Education GO	5.000%	12/1/28		4,000	4,694
	Chicago IL Board of Education GO	5.000%	12/1/28	(4)	3,000	3,654
	Chicago IL Board of Education GO	5.000%	12/1/29		8,700	10,311
	Chicago IL Board of Education GO	5.000%	12/1/29		2,000	2,370
	Chicago IL Board of Education GO	5.000%	12/1/29	(4)	2,500	3,029
	Chicago IL Board of Education GO	0.000%	12/1/30	(14)	1,150	814
	Chicago IL Board of Education GO	5.000%	4/1/33		1,200	1,393
	Chicago IL Board of Education GO	5.000%	12/1/33		20,500	21,785
	Chicago IL Board of Education GO	5.000%	4/1/34		1,535	1,778
	Chicago IL Board of Education GO	5.000%	4/1/35		1,615	1,865
	Chicago IL Board of Education GO	5.250%	12/1/35		12,095	13,373
	Chicago IL Board of Education GO	5.000%	12/1/36		250	283
	Chicago IL Board of Education GO	5.000%	4/1/37		1,350	1,551
	Chicago IL Board of Education GO	5.000%	4/1/38		1,700	1,947
5	Chicago IL Board of Education GO TOB VRDO	1.380%	11/1/19	LOC	31,000	31,000
	Chicago IL GO	5.000%	1/1/26		12,185	13,859
	Chicago IL GO	5.000%	1/1/26		1,660	1,863
	Chicago IL GO	5.000%	1/1/26		1,050	1,178
	Chicago IL GO	5.000%	1/1/27		9,000	10,367
	Chicago IL GO	5.000%	1/1/27	(14)	4,400	4,415
	Chicago IL GO	5.000%	1/1/28		6,000	6,994

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL GO	5.000%	1/1/28	(14)	4,400	4,415
Chicago IL GO	5.000%	1/1/29		3,000	3,538
Chicago IL GO	5.500%	1/1/30		750	855
Chicago IL GO	5.000%	1/1/31		2,000	2,337
Chicago IL GO	5.500%	1/1/35		8,000	9,558
Chicago IL GO	5.000%	1/1/39		17,090	19,390
Chicago IL GO	5.000%	1/1/40		1,335	1,511
Chicago IL Housing Authority Revenue	5.000%	1/1/27		3,765	4,563
Chicago IL Housing Authority Revenue	5.000%	1/1/28		2,000	2,458
Chicago IL Housing Authority Revenue	5.000%	1/1/30		1,250	1,525
Chicago IL Housing Authority Revenue	5.000%	1/1/31		1,250	1,518
Chicago IL Housing Authority Revenue	5.000%	1/1/33		1,885	2,269
Chicago IL Housing Authority Revenue	5.000%	1/1/34		4,205	5,049
Chicago IL Housing Authority Revenue	5.000%	1/1/36		6,140	7,305
Chicago IL Midway Airport Revenue	5.000%	1/1/23		2,550	2,836
Chicago IL Midway Airport Revenue	5.000%	1/1/24		3,415	3,909
Chicago IL Midway Airport Revenue	5.000%	1/1/26		6,140	6,823
Chicago IL Midway Airport Revenue	5.000%	1/1/32		10,000	11,301
Chicago IL Midway Airport Revenue	5.000%	1/1/33		10,000	11,284
Chicago IL Midway Airport Revenue	5.000%	1/1/34		6,725	7,580
Chicago IL Midway Airport Revenue	5.000%	1/1/35		2,200	2,476
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23		1,200	1,279
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24		1,110	1,204
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27		3,500	3,750
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28		3,000	3,206
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29		2,000	2,130
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21	(Prere.)	13,495	14,173
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21	(Prere.)	10,000	10,502
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		3,000	3,246
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24		1,250	1,399
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		5,500	6,470
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		7,410	8,016
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25		1,500	1,693
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		1,260	1,517
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		1,000	1,204
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		4,025	4,352
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26		1,000	1,128
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		32,400	39,759
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		1,185	1,454
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		3,560	3,846
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27		2,435	2,744
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		10,775	12,575
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		1,130	1,381
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		2,010	2,456
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		3,000	3,238
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/28		5,000	6,206
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		10,300	11,996
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		2,000	2,383
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		900	1,096
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		1,825	2,223
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		3,000	3,235
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	(4)	2,300	2,551
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		5,700	6,766
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		1,500	1,817
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		3,000	3,482
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		3,220	3,468
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30		3,000	3,695
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		22,500	26,035
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		13,065	15,452
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		720	868
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		2,030	2,447
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		2,900	3,118
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/31		3,595	4,409
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		10,000	11,550
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		3,500	4,131
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		4,750	5,606
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		20,040	23,100
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		4,750	5,593
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		10,010	12,004
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33	(4)	1,000	1,114
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		18,750	22,042

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		10,010	11,982
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		12,250	14,374
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		11,930	13,998
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		10,500	12,541
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36		8,750	10,246
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36		3,000	3,704
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		1,040	1,215
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		10,885	12,719
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		5,000	5,944
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		3,000	3,693
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		3,000	3,679
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		11,000	13,456
	Chicago IL O’Hare International Airport Revenue VRDO	1.100%	11/7/19	LOC	42,500	42,500
	Chicago IL Park District GO	5.000%	1/1/21		2,000	2,073
	Chicago IL Park District GO	5.000%	1/1/25		4,685	4,991
	Chicago IL Park District GO	5.000%	1/1/25		625	715
	Chicago IL Park District GO	5.000%	1/1/26		515	601
	Chicago IL Park District GO	5.000%	1/1/27		1,000	1,161
	Chicago IL Park District GO	5.000%	1/1/27		2,085	2,470
	Chicago IL Park District GO	5.000%	1/1/28		1,000	1,157
	Chicago IL Park District GO	5.000%	1/1/28		1,420	1,703
	Chicago IL Park District GO	5.000%	1/1/29		785	905
	Chicago IL Park District GO	5.000%	1/1/30		1,000	1,147
	Chicago IL Park District GO	5.000%	1/1/30		4,500	5,337
	Chicago IL Park District GO	5.000%	1/1/31		1,000	1,142
	Chicago IL Park District GO	5.000%	1/1/31		2,000	2,284
	Chicago IL Park District GO	5.000%	1/1/31		1,600	1,873
	Chicago IL Park District GO	5.000%	1/1/31		5,570	6,544
	Chicago IL Park District GO	5.000%	1/1/31		3,445	3,799
	Chicago IL Park District GO	5.000%	1/1/32		2,625	2,884
	Chicago IL Park District GO	5.000%	1/1/32		5,000	5,829
	Chicago IL Park District GO	5.000%	1/1/32		5,545	6,465
	Chicago IL Park District GO	5.000%	1/1/33		2,000	2,270
	Chicago IL Park District GO	5.000%	1/1/33		1,000	1,097
	Chicago IL Park District GO	5.000%	1/1/33		1,095	1,201
	Chicago IL Park District GO	5.000%	1/1/33		2,620	3,046
	Chicago IL Park District GO	5.000%	1/1/33		1,720	1,999
	Chicago IL Park District GO	5.000%	1/1/33		5,140	5,975
	Chicago IL Park District GO	5.000%	1/1/34		2,000	2,264
	Chicago IL Park District GO	5.000%	1/1/34		1,500	1,640
	Chicago IL Park District GO	5.000%	1/1/34		1,640	1,900
	Chicago IL Park District GO	5.000%	1/1/35		1,075	1,173
	Chicago IL Park District GO	5.000%	1/1/35		1,775	2,050
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28		4,835	4,996
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29		5,170	5,335
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30		2,770	2,856
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26		2,075	2,473
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26		1,035	1,233
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		31,170	31,739
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		13,085	13,324
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28		30,225	30,768
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19		9,915	9,941
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		10,000	10,650
5	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.240%	11/7/19		5,880	5,880
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,460	2,717
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26		3,100	3,651
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27		2,545	3,030
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		3,330	3,961
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		9,030	10,721
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,675	1,869
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30		1,450	1,613
	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	(14)	17,000	21,157
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31		2,000	2,213
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32		1,875	2,071
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33		2,525	2,780
	Chicago IL Water Revenue	5.000%	11/1/23		1,750	1,917
	Chicago IL Water Revenue	5.000%	11/1/24		1,585	1,734
	Chicago IL Water Revenue	5.000%	11/1/25		2,665	2,909
	Chicago IL Water Revenue	5.000%	11/1/26		2,125	2,317
	Chicago IL Water Revenue	5.000%	11/1/28		5,550	6,034
	Chicago IL Water Revenue	5.000%	11/1/30		3,590	3,887

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Water Revenue	5.000%	11/1/31		3,000	3,245
Chicago IL Water Revenue	5.000%	11/1/32		3,075	3,322
Chicago IL Waterworks Revenue	5.000%	11/1/19	(4)	6,855	6,855
Chicago IL Waterworks Revenue	5.000%	11/1/22		1,450	1,594
Chicago IL Waterworks Revenue	5.000%	11/1/27		10,395	12,591
Chicago IL Waterworks Revenue	5.000%	11/1/29		7,050	8,457
Chicago IL Waterworks Revenue	5.000%	11/1/29		1,030	1,165
Chicago IL Waterworks Revenue	5.000%	11/1/31		2,000	2,261
Chicago IL Waterworks Revenue	5.000%	11/1/33		2,040	2,299
Cook County IL Community College District GO	5.000%	12/1/24		2,000	2,174
Cook County IL Community College District GO	5.250%	12/1/26		2,065	2,257
Cook County IL Community College District GO	5.250%	12/1/27		2,000	2,179
Cook County IL Community College District GO	5.250%	12/1/28		2,020	2,196
Cook County IL Forest Preservation District GO	5.000%	12/15/24		1,520	1,633
Cook County IL Forest Preservation District GO	5.000%	12/15/25		1,000	1,072
Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,485	2,655
Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,225	2,377
Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,605	2,776
Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,335	2,488
Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,240	2,385
Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,455	2,614
Cook County IL Forest Preservation District GO	5.000%	12/15/32		5,000	5,314
Cook County IL GO	5.000%	11/15/20		7,500	7,520
Cook County IL GO	5.000%	11/15/21		5,410	5,424
Cook County IL GO	5.250%	11/15/25		4,700	5,018
Cook County IL GO	5.000%	11/15/26	(4)	2,500	3,017
Cook County IL GO	5.250%	11/15/28		35,500	37,790
Cook County IL GO	5.000%	11/15/34		1,180	1,368
Cook County IL GO	5.000%	11/15/35		1,025	1,185
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24		1,750	1,972
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25		1,820	2,051
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26		4,575	5,150
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27		2,000	2,246
Evanston IL GO	3.500%	12/1/38		2,000	2,083
Evanston IL GO	3.500%	12/1/39	(15)	2,000	2,109
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23		1,000	1,133
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24		1,210	1,410
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28		3,885	4,472
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29		5,010	5,755
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	11/1/30		7,000	8,351
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20		6,595	6,661
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	1.180%	11/7/19		7,500	7,500
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30		3,020	3,257
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31		10,000	10,673
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27		15,000	16,497
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28		1,290	1,497
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32		7,575	8,260
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34		5,000	5,718
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/19	(Prere.)	17,920	17,920
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/19	(Prere.)	15,000	15,000
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26		1,000	1,108
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31		2,560	2,784
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31		6,000	7,326
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/34		6,000	7,268
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/35		5,000	6,043
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28		2,085	2,521
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29		2,030	2,444
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30		1,010	1,211
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/35		5,000	5,817
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36		6,430	7,453
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/37		6,500	7,507
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23		735	767
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/27		3,070	3,241
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33		8,765	9,236
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37		2,000	2,211
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36		1,000	1,153
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25		8,750	9,508
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26		3,670	3,977
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27		1,495	1,617
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28		1,570	1,696
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29		1,650	1,780

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30		1,730	1,865
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31		1,815	1,956
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32		1,905	2,052
Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/33		2,300	2,819
Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/36		7,605	9,210
Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/37		6,865	8,273
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23		1,245	1,409
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28		7,900	8,695
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31		6,525	7,056
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32		10,000	10,768
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33		3,955	4,599
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34		3,500	4,062
Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/33		5,100	5,947
Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35		5,500	6,381
Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/36		2,500	2,889
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/27		3,170	3,967
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/28		3,225	4,059
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/29		2,250	2,805
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/36		2,300	2,574
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/37		2,500	2,784
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		2,040	2,217
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		3,750	4,077
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23		1,050	1,191
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24		5,070	5,401
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24		1,850	2,154
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25		2,025	2,412
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26		1,020	1,225
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28		1,250	1,473
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29		2,000	2,339
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30		2,300	2,704
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31		2,190	2,381
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30		24,070	24,497
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24		5,065	5,848
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25		8,000	9,477
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26		8,000	9,717
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27		10,000	12,387
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28		13,750	16,984
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32		10,000	12,104
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/33		1,800	2,013
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30		2,540	2,775
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31		2,065	2,245
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32		2,000	2,166
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25		2,870	3,398
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26		4,000	4,715
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27		4,030	4,732
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28		4,000	4,681
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/30		4,000	4,638
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25		1,015	1,184
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35		2,700	3,066
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20	(Prere.)	7,000	7,092
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/29		1,920	2,298
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/30		1,550	1,847
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	4.000%	3/1/35		600	649
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.250%	2/15/37		1,180	1,278
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	(Prere.)	3,355	3,454
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20		3,185	3,278
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22		6,645	6,845
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24		1,145	1,336
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26		1,700	2,076
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,010	2,222
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,000	2,143
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		5,265	6,003
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		4,000	4,285
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24		5,195	5,566
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25		2,990	3,203
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26		3,500	3,746
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		4,400	4,699
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		15,000	17,441
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		4,250	4,533
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		12,250	14,208
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30		5,250	5,592

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		5,300	5,642
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		15,000	17,324
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		1,050	1,117
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		15,000	17,305
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35		28,975	33,381
Illinois GO	5.000%	11/1/19		8,200	8,200
Illinois GO	5.000%	1/1/20		625	628
Illinois GO	5.000%	1/1/20	(4)	8,635	8,683
Illinois GO	5.000%	8/1/20		2,000	2,044
Illinois GO	5.000%	11/1/20		115,875	119,167
Illinois GO	5.000%	1/1/21	(4)	21,470	21,588
Illinois GO	5.250%	1/1/21		7,525	7,800
Illinois GO	5.000%	5/1/21		4,785	4,992
Illinois GO	5.000%	8/1/21		25,000	26,263
Illinois GO	5.000%	11/1/21		79,080	83,568
Illinois GO	5.000%	1/1/22		3,180	3,195
Illinois GO	5.000%	2/1/22		5,230	5,553
Illinois GO	5.000%	2/1/22		7,740	8,218
Illinois GO	5.000%	7/1/22		7,050	7,562
Illinois GO	5.000%	8/1/22		10,000	10,747
Illinois GO	5.000%	8/1/22	(4)	11,720	12,645
Illinois GO	5.000%	10/1/22		17,880	19,293
Illinois GO	5.000%	10/1/22		13,500	14,567
Illinois GO	5.000%	11/1/22		10,000	10,812
Illinois GO	5.000%	11/1/22		65,730	71,105
Illinois GO	5.000%	2/1/23		8,500	9,214
Illinois GO	5.000%	2/1/23		7,000	7,588
Illinois GO	5.000%	7/1/23		6,120	6,696
Illinois GO	5.000%	8/1/23		17,050	18,688
Illinois GO	5.000%	10/1/23		4,500	4,950
Illinois GO	5.000%	10/1/23		5,000	5,500
Illinois GO	5.000%	11/1/23		42,780	47,198
Illinois GO	4.000%	1/1/24		4,860	5,017
Illinois GO	5.000%	1/1/24		14,060	15,467
Illinois GO	5.000%	2/1/24		6,270	6,901
Illinois GO	4.000%	5/1/24		10,210	10,807
Illinois GO	5.500%	7/1/24		19,000	21,003
Illinois GO	5.000%	8/1/24		25,335	27,003
Illinois GO	5.000%	10/1/24		3,000	3,344
Illinois GO	5.000%	10/1/24		3,000	3,344
Illinois GO	5.000%	11/1/24		38,000	42,419
Illinois GO	5.000%	2/1/25		3,250	3,633
Illinois GO	5.000%	2/1/25		3,775	4,144
Illinois GO	5.000%	11/1/25		18,275	20,645
Illinois GO	5.000%	1/1/26		2,115	2,400
Illinois GO	5.000%	2/1/26		11,175	12,249
Illinois GO	5.000%	4/1/26	(4)	16,175	17,791
Illinois GO	5.500%	7/1/26		7,000	7,716
Illinois GO	5.000%	10/1/26		4,800	5,501
Illinois GO	5.000%	11/1/26		51,315	58,312
Illinois GO	5.000%	12/1/26		8,390	9,636
Illinois GO	5.000%	4/1/27		3,840	4,210
Illinois GO	5.500%	7/1/27		8,000	8,800
Illinois GO	5.000%	9/1/27		10,000	11,518
Illinois GO	5.000%	11/1/27		1,000	1,137
Illinois GO	5.000%	12/1/27		10,560	12,197
Illinois GO	5.000%	2/1/28		10,305	11,748
Illinois GO	5.000%	4/1/28	(4)	4,515	4,947
Illinois GO	5.250%	7/1/28		2,710	2,952
Illinois GO	5.000%	10/1/28		4,000	4,662
Illinois GO	5.000%	11/1/28		22,000	25,166
Illinois GO	5.250%	2/1/29		8,750	9,612
Illinois GO	5.000%	3/1/29		23,000	24,179
Illinois GO	5.000%	10/1/29		4,000	4,638
Illinois GO	5.000%	11/1/29		15,000	17,008
Illinois GO	5.250%	2/1/30		13,000	14,262
Illinois GO	5.000%	10/1/30		3,000	3,460
Illinois GO	5.000%	1/1/31		11,000	11,494
Illinois GO	5.000%	3/1/31		7,985	8,369
Illinois GO	5.250%	7/1/31		6,000	6,495

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	11/1/32		9,200	10,295
Illinois GO	4.000%	6/1/33		5,880	6,086
Illinois GO	5.500%	7/1/33	(4)	3,300	3,662
Illinois GO	5.000%	10/1/33		3,000	3,430
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/29		1,155	1,358
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22	(4)	5,000	5,631
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23	(14)	5,025	5,832
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	11,475	13,420
Illinois Sales Tax Revenue	5.000%	6/15/20		3,910	3,919
Illinois Sales Tax Revenue	5.375%	6/15/20		9,635	9,842
Illinois Sales Tax Revenue	5.000%	6/15/21		15,115	15,804
Illinois Sales Tax Revenue	5.000%	6/15/27	(15)	10,245	11,896
Illinois Sales Tax Revenue	5.000%	6/15/28	(15)	13,485	15,612
Illinois Sales Tax Revenue	5.000%	6/15/36		4,000	4,512
Illinois Sales Tax Revenue	5.000%	6/15/37		4,000	4,497
Illinois Sales Tax Revenue	5.000%	6/15/38		5,000	5,607
Illinois Sports Facility Authority Revenue	0.000%	6/15/25	(2)	9,930	8,664
Illinois Sports Facility Authority Revenue	5.000%	6/15/28		2,120	2,533
Illinois Sports Facility Authority Revenue	5.000%	6/15/29		2,110	2,532
Illinois Sports Facility Authority Revenue	5.000%	6/15/30		1,300	1,551
Illinois Toll Highway Authority Revenue	5.000%	1/1/22		4,100	4,422
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		12,800	14,205
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		6,000	7,331
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		1,250	1,387
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		10,000	12,442
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		2,500	2,514
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		1,250	1,385
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		10,400	13,152
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		3,500	3,877
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		23,100	29,162
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		5,245	5,797
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,100	7,062
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		21,750	27,233
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		8,000	8,827
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		1,410	1,595
Illinois Toll Highway Authority Revenue	5.000%	12/1/31		12,055	14,176
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		9,000	9,919
Illinois Toll Highway Authority Revenue	5.000%	12/1/32		7,055	8,268
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		11,100	12,801
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		9,000	9,907
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		2,500	2,824
Illinois Toll Highway Authority Revenue	5.000%	1/1/34		11,700	13,462
Illinois Toll Highway Authority Revenue	5.000%	1/1/34		2,000	2,337
Illinois Toll Highway Authority Revenue	5.000%	1/1/34		3,860	4,356
Illinois Toll Highway Authority Revenue	5.000%	1/1/35		2,060	2,403
Illinois Toll Highway Authority Revenue	5.000%	1/1/35		2,500	3,030
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		2,500	3,022
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		2,000	2,411
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		4,500	5,406
Illinois Toll Highway Authority Revenue VRDO	1.130%	11/7/19		2,075	2,075
Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21		1,775	1,851
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	(14)	5,000	4,983
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	(14)	5,690	5,486
Lake County IL Township High School District No. 113 GO (Highland Park)	5.000%	1/1/36		5,000	5,519
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31		3,500	3,788
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32		4,000	4,332
McHenry County IL Conservation District GO	5.000%	2/1/22		3,100	3,349
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	(14)	25,000	30,380
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	6,000	5,760
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	21,155	19,341
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	23,795	21,158
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25	(14)	29,895	25,847
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	10,735	9,223
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	9,420	7,854
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	40,000	29,848
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30	(4)	115	86
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	9,000	4,799
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(ETM)	755	710
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(14)	32,240	29,475

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/26		4,250	4,918
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		2,270	2,622
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		29,840	31,935
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	44,255	31,121
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	72,685	50,164
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/31		675	767
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	25,135	17,014
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/32		600	680
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	41,400	26,970
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	7,500	4,799
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/33		450	508
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/34		520	585
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	11,990	6,671
4	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), 4.700% coupon rate effective 6/15/2031	0.000%	12/15/37		1,800	1,220
	Mundelein IL GO	4.000%	12/15/27	(4)	500	579
	Mundelein IL GO	4.000%	12/15/28	(4)	500	582
	Mundelein IL GO	4.000%	12/15/29	(4)	500	575
	Mundelein IL GO	4.000%	12/15/32	(4)	1,000	1,134
	Mundelein IL GO	4.000%	12/15/39	(4)	2,000	2,218
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24		1,300	1,521
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25		3,030	3,626
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26		4,115	5,016
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27		5,090	6,157
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/28		6,180	7,452
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/30		3,500	4,183
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31		2,325	2,591
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32		2,215	2,458
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21	(Prere.)	38,000	40,529
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	10,000	10,742
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26		23,165	28,003
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/27		10,780	12,977
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/28		3,725	4,468
	Romeoville IL GO	5.000%	12/30/26		3,480	4,268
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/25		3,850	4,533
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/26		3,500	4,216
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/27		3,615	4,439
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28		8,750	10,934
	Southwestern Illinois Development Authority Revenue (Local Government Program)	0.000%	2/1/26	(12)	2,525	2,191
	Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30		10,000	10,161
	Springfield IL Electric Revenue	5.000%	3/1/26		3,430	4,004
	Springfield IL Water Revenue	5.000%	3/1/29		2,525	2,720
	Springfield IL Water Revenue	5.000%	3/1/30		2,000	2,154
	Springfield IL Water Revenue	5.000%	3/1/31		2,785	3,000
	Springfield IL Water Revenue	5.000%	3/1/32		3,035	3,269
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21		3,430	3,481
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22		6,015	6,100
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29		2,075	2,361
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30		2,000	2,269
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30		5,000	5,069
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31		2,420	2,739
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33		2,000	2,257
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34		2,000	2,254
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/26	(4)	1,070	1,216

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/28	(4)	1,075	1,217
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/29	(4)	2,744	3,095
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23		1,715	1,851
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24		7,950	8,572
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25		3,405	3,672
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28		9,900	10,618
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29		5,920	4,444
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/30		5,680	4,098
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30		5,500	5,877
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31		9,150	9,758
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24		7,980	7,335
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25		4,065	3,639
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26		3,645	3,165
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27		2,000	1,679
					4,038,695
Indiana (1.2%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/31		2,000	2,398
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32		8,155	9,737
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33		9,110	10,856
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34		9,640	11,466
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36		13,470	15,922
Carmel IN Redevelopment Authority Lease Rental Revenue	4.000%	8/1/30		1,000	1,059
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23	(4)	2,480	2,778
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/26		1,000	1,197
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/27		750	905
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/27		1,320	1,608
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/28		750	925
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/30		1,250	1,524
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/30		1,120	1,363
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/31		1,000	1,212
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/31		1,000	1,209
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/32		1,250	1,505
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/33		1,000	1,199
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/35		1,250	1,488
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21		245	262
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20		4,370	4,399
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22		1,295	1,408
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24		2,500	2,799
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25		2,500	2,795
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26		2,500	2,789
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27		2,500	2,784
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24		1,420	1,675
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26		1,030	1,210
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27		1,000	1,169
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28		2,600	3,028
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30		1,000	1,155
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33		3,000	3,499
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34		18,515	21,547
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35		19,220	22,314
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	2.250%	7/1/25		6,250	6,487
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/26		1,495	1,837
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/29		1,395	1,801
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22	(Prere.)	95	104
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/29		2,915	3,152
Indiana Finance Authority Revenue	5.000%	2/1/21		3,430	3,592
Indiana Finance Authority Revenue	5.000%	2/1/23		11,135	12,493
Indiana Finance Authority Revenue	5.000%	2/1/26		5,665	6,739
Indiana Finance Authority Revenue	5.000%	2/1/27		4,160	5,132
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/25		1,860	2,148
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/26		1,000	1,171
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/38		2,000	2,280
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/27		350	429
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/28		385	479
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/32		1,000	1,258
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/34		1,100	1,371
Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/36		1,115	1,257
Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/37		1,320	1,483
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21		1,225	1,281
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22		1,000	1,083
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24		2,000	2,163

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25		1,000	1,080
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/29		1,915	2,294
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30		3,250	3,489
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/30		1,260	1,503
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/31		1,665	1,981
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/36		2,000	2,354
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26		5,825	7,153
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26		6,475	7,952
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27		6,385	7,989
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27		6,785	8,490
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28		6,720	8,340
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28		6,970	8,650
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		7,400	9,126
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		4,010	4,946
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30		19,250	23,606
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31		22,000	26,817
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/32		19,725	23,954
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35		16,850	18,675
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36		11,140	12,316
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/37		6,220	6,851
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27		3,040	3,676
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29		5,000	6,042
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30		6,000	7,224
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31		10,130	12,156
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/23	(Prere.)	9,150	10,258
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/20	(Prere.)	6,295	6,542
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		2,850	3,052
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24		1,000	1,174
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/25		1,045	1,123
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27		1,000	1,169
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28		2,180	2,543
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29		2,295	2,672
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29		5,000	5,516
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30		5,490	6,045
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31		3,325	3,652
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		10,020	10,725
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Indiana University Health Obligated Group) VRDO	1.200%	11/7/19	LOC	25,000	25,000
Indiana Municipal Power Agency Revenue	5.000%	1/1/30		3,985	4,939
Indiana Municipal Power Agency Revenue	5.000%	1/1/31		5,325	6,568
Indiana Municipal Power Agency Revenue	5.000%	1/1/33		7,280	8,726
Indiana Municipal Power Agency Revenue	5.000%	1/1/33		6,330	7,726
Indiana Municipal Power Agency Revenue	5.000%	1/1/34		19,000	22,720
Indiana Municipal Power Agency Revenue	5.000%	1/1/34		4,085	4,969
Indiana Municipal Power Agency Revenue	5.000%	1/1/35		20,110	23,986
Indiana Municipal Power Agency Revenue	5.000%	1/1/35		1,315	1,595
Indiana Municipal Power Agency Revenue	5.000%	1/1/36		12,500	14,867
Indiana Municipal Power Agency Revenue	5.000%	1/1/37		2,410	2,907
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,000	1,067
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,000	1,067
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,560	1,664
Indiana University Student Fee Revenue	5.000%	8/1/21		4,500	4,801
Indiana University Student Fee Revenue	5.000%	8/1/22		6,370	7,034
Indiana University Student Fee Revenue	5.000%	8/1/23		3,510	3,877
Indiana University Student Fee Revenue	5.000%	8/1/24		2,175	2,402
Indiana University Student Fee Revenue	5.000%	8/1/25		2,040	2,252
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/26		2,620	3,233
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/27		2,230	2,812
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/28		1,855	2,387
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/29		3,080	3,961
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/30		5,120	6,548
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35		7,000	8,795
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/36		10,000	12,521
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/37		4,500	5,608
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21	(4)	3,530	3,636
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22	(4)	15,655	16,109
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20		1,595	1,607
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20		5,050	5,087
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21		8,590	8,654
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22		7,000	7,051
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/30		1,160	1,458

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/32		1,610	2,005
	Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/33		1,540	1,910
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/27		1,600	1,994
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/31		2,110	2,695
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/32		1,000	1,272
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/33		1,500	1,901
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/34		2,450	3,098
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/35		1,910	2,408
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/36		3,500	4,400
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/37		3,700	4,637
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	4.000%	2/1/38		2,350	2,678
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	7,000	7,043
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	4,285	4,311
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	3,535	3,556
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/28		4,065	4,269
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/29		4,370	4,589
	IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/27		7,355	8,584
	IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/27		7,200	8,466
	IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/28		7,645	9,053
	IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/28		7,795	9,274
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28		8,000	9,343
	Ivy IN Tech Community College Revenue	5.000%	7/1/34		1,600	1,988
	Ivy IN Tech Community College Revenue	5.000%	7/1/35		1,055	1,307
	Ivy IN Tech Community College Revenue	5.000%	7/1/36		1,625	2,006
	Ivy IN Tech Community College Revenue	5.000%	7/1/37		2,175	2,672
	Ivy IN Tech Community College Revenue	5.000%	7/1/38		2,365	2,897
	Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25		4,330	4,819
	Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26		4,855	5,395
	Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20		170	173
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32		1,850	2,246
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33		2,505	3,035
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34		1,590	1,923
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36		1,255	1,511
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project)	2.750%	6/1/25		13,000	13,629
3	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/31		1,720	2,003
	Wayne Township School Building Corp. Marion County IN Revenue	5.000%	7/15/25		4,460	5,173
						855,956
Iowa (0.2%)
	Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20	(Prere.)	2,000	2,051
	Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20	(Prere.)	2,000	2,053
	Des Moines IA GO	5.000%	6/1/26		5,870	7,207
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		6,250	6,333
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		500	544
5	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		2,955	3,106
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		59,200	64,103
	Iowa Finance Authority Revenue	5.000%	8/1/20		3,000	3,085
	Iowa Special Obligation Revenue	5.000%	6/1/24		4,090	4,775
	Iowa Special Obligation Revenue	5.000%	6/1/27		5,590	6,834
	Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27		5,985	6,116
	Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	4,000	4,094
	Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	1,150	1,177
	Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	2,100	2,149
	Polk County IA GO	4.000%	6/1/22		12,620	13,526
	Polk County IA GO	4.000%	6/1/23		13,050	13,977
	Polk County IA GO	5.000%	6/1/23		2,125	2,411
	Polk County IA GO	5.000%	6/1/24		2,425	2,837
	Waukee IA Community School District GO	3.000%	6/1/31		4,700	4,980
	Waukee IA Community School District GO	3.000%	6/1/32		4,840	5,096
						156,454
Kansas (0.6%)
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/27		2,500	2,931
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/28		4,010	4,678
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/29		3,000	3,479
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/30		3,025	3,485
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/31		5,750	6,596
	Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/32		2,000	2,454
	Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/33		2,465	3,018
	Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/34		2,680	3,274
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/25		355	429

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/26		350	421
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/27		425	510
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/28		635	761
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/29		600	717
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/30		775	923
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/31		650	772
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/33		750	831
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/34		700	774
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/35		2,000	2,206
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/36		2,155	2,373
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/37		1,835	2,015
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26		600	700
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27		500	581
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28		500	580
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29		500	577
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30		500	574
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31		650	745
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27		20,000	23,212
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24		1,070	1,259
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24		1,545	1,818
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29		1,000	1,114
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31		1,000	1,117
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/32		650	722
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/33		500	554
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/21		10,075	10,779
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/22		7,485	8,286
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		10,000	11,761
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		2,310	2,784
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		13,300	15,598
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/27		14,000	16,398
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/28		11,400	13,340
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/29		15,525	18,152
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/37		9,875	12,053
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.375%	3/1/30		1,000	1,014
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.000%	3/1/31		1,000	1,012
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.000%	3/1/34		2,015	2,040
	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/19	(Prere.)	230	230
	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29		10,205	10,219
	Kansas Development Finance Authority Revenue	5.000%	5/1/20		11,400	11,611
	Kansas Development Finance Authority Revenue	5.000%	5/1/23		10,000	11,277
	Kansas Development Finance Authority Revenue	5.000%	5/1/25		10,000	11,215
	Kansas Development Finance Authority Revenue	5.000%	5/1/26		13,515	15,123
	Kansas Development Finance Authority Revenue	5.000%	5/1/27		23,500	26,267
	Kansas Development Finance Authority Revenue	5.000%	11/1/27		7,085	8,938
	Kansas Development Finance Authority Revenue	5.000%	5/1/28		7,000	7,815
	Kansas Development Finance Authority Revenue	5.000%	11/1/28		6,515	8,163
	Kansas Development Finance Authority Revenue	5.000%	4/1/29		7,055	7,851
	Kansas Development Finance Authority Revenue	5.000%	4/1/32		13,000	14,415
	Kansas Development Finance Authority Revenue	5.000%	4/1/33		15,045	16,663
	Kansas Development Finance Authority Revenue	5.000%	4/1/34		5,795	6,412
	Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact Program)	5.000%	6/1/20		7,070	7,220
	Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/20	(Prere.)	6,510	6,550
	Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25		990	996
	Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28		3,575	4,295
	Leavenworth County KS Unified School District GO	4.500%	3/1/20	(12)	1,115	1,118
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/24		3,050	3,584
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25		1,250	1,464
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/27		2,045	2,392
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/28		3,000	3,492
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/29		1,500	1,736
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/30		1,325	1,523
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/31		1,500	1,717

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/32		1,250	1,425
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33		6,800	7,006
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/34		6,125	6,275
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/30		5,430	6,000
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/31		3,000	3,307
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/32		2,000	2,200
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/33		2,000	2,196
5	University of Kansas Hospital Authority Health Facilities Revenue TOB VRDO	1.140%	11/7/19		9,209	9,209
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22		825	909
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23		1,630	1,851
						422,081
Kentucky (1.1%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25		720	821
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26		2,270	2,637
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27		2,460	2,825
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28		1,130	1,292
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26		11,250	11,160
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21		14,160	14,594
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		7,010	7,218
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/27		1,835	2,269
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/31		2,240	2,768
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/32		1,360	1,674
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/33		1,380	1,693
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/34		1,405	1,719
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/35		1,490	1,816
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/36		1,880	2,284
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/37		1,750	2,116
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/38		1,750	2,109
	Kentucky Economic Development Finance Authority Health System Revenue (Baptist Healthcare System)	5.000%	8/15/27		4,000	4,799
	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	(14)	12,000	10,470
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/29		2,045	2,441
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/30		2,055	2,438
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31		1,000	1,181
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/32		1,500	1,766
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/34		2,720	3,190
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/35		1,600	1,872
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/36		2,515	2,935
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/37		4,775	5,554
	Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/20		2,985	3,006
	Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/21		2,000	2,015
	Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/30		7,000	7,050
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/27		1,415	1,717
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/28		2,465	3,037
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/29		2,670	3,328
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/30		2,810	3,468
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/31		1,700	2,080
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/33		1,260	1,535
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/34		1,000	1,215
	Kentucky Economic Development Finance Authority Revenue (Health)	4.000%	8/1/37		2,250	2,466

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	4.000%	8/1/38		2,000	2,182
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	4.000%	8/1/39		2,500	2,716
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25	(14)	4,500	5,306
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27	(14)	4,425	5,185
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27		2,655	3,237
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	(14)	4,865	5,679
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28		3,135	3,871
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	(14)	4,000	4,663
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29		3,015	3,690
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30	(14)	2,370	2,758
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30		3,860	4,689
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/36		4,105	4,886
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/37		2,400	2,846
Kentucky Municipal Power Agency Power System Revenue PUT	3.450%	3/1/26		16,500	16,978
Kentucky Property & Building Commission Revenue	5.500%	8/1/20	(2)	4,320	4,453
Kentucky Property & Building Commission Revenue	5.000%	8/1/21		35,100	36,081
Kentucky Property & Building Commission Revenue	5.000%	5/1/31	(15)	2,750	3,382
Kentucky Property & Building Commission Revenue	5.000%	5/1/32	(15)	2,000	2,452
Kentucky Property & Building Commission Revenue	5.000%	5/1/33	(15)	2,000	2,446
Kentucky Property & Building Commission Revenue	5.000%	5/1/34	(15)	1,000	1,220
Kentucky Property & Building Commission Revenue	4.000%	11/1/34		1,355	1,512
Kentucky Property & Building Commission Revenue	4.000%	11/1/36		1,130	1,254
Kentucky Property & Building Commission Revenue	4.000%	11/1/37		1,250	1,381
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		220,790	240,677
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		145,700	161,160
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		38,800	43,048
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		23,000	25,539
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/20		1,700	1,675
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/23		1,720	1,560
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22		1,110	1,214
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		1,690	1,952
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29		3,905	4,377
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31		5,210	5,836
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/25		1,805	2,160
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/26		5,885	7,184
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/27		2,405	2,919
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	8,900	9,715
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	14,775	16,127
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	9,000	9,824
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25	(4)	1,665	1,981
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26	(4)	1,150	1,396
University of Kentucky Revenue	4.000%	10/1/29		3,010	3,423
University of Kentucky Revenue	4.000%	10/1/31		15,070	17,004
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20		1,180	1,198
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28		4,000	4,434
					813,828
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/29		1,000	1,157
Bossier City LA Utilities Revenue	5.000%	10/1/31		1,000	1,155
Bossier City LA Utilities Revenue	5.000%	10/1/32		1,000	1,153
Bossier City LA Utilities Revenue	5.000%	10/1/33		3,000	3,456
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.300%	11/1/19		2,000	2,000
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.300%	11/1/19		37,200	37,200
Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27		2,800	3,058
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	(4)	1,500	1,829
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	(4)	2,000	2,429
Lafayette LA Communications System Revenue	5.000%	11/1/23	(4)	2,045	2,334
Lafayette LA Communications System Revenue	5.000%	11/1/24	(4)	5,310	6,232
Lafayette LA Communications System Revenue	5.000%	11/1/25	(4)	1,500	1,801
Lafayette LA Utilities Revenue	5.000%	11/1/26	(4)	950	1,172
Lafayette LA Utilities Revenue	5.000%	11/1/28	(4)	1,010	1,265
Lafayette LA Utilities Revenue	5.000%	11/1/29	(4)	800	997
Lafayette LA Utilities Revenue	5.000%	11/1/30	(4)	1,500	1,858
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28		5,140	6,477

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28		4,525	5,683
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29		2,530	3,162
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31		23,000	24,343
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31		6,150	7,614
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31		20,665	23,728
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32		3,990	4,926
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32		10,000	11,472
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33		4,350	5,357
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33		5,905	6,764
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34		4,350	5,345
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34		4,000	4,578
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		3,500	4,290
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		7,095	8,111
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36		5,000	6,109
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37		5,000	6,091
Louisiana GO	5.000%	4/1/24		5,000	5,785
Louisiana GO	5.000%	8/1/25		2,375	2,776
Louisiana GO	5.000%	12/1/26		7,870	9,257
Louisiana GO	5.000%	5/1/29		14,815	17,513
Louisiana GO	4.000%	5/15/29		16,800	18,147
Louisiana GO	5.000%	5/1/30		2,950	3,476
Louisiana GO	5.000%	10/1/30		2,000	2,476
Louisiana GO	4.000%	10/1/34		10,710	12,082
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	(15)	5,900	7,381
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/31	(15)	11,040	13,623
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/32	(15)	1,575	1,937
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/33	(15)	1,520	1,865
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/34	(15)	2,260	2,766
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/35	(15)	2,505	3,053
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/36	(15)	2,635	3,200
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/37	(15)	2,775	3,358
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/38	(15)	2,915	3,518
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29		1,525	1,738
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31		3,140	3,559
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33		3,500	3,955
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34		2,550	2,878
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	2,790	2,887
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	11,000	11,381
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	2,000	2,069
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/26	(4)	1,700	1,863
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/28	(4)	1,875	2,052
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/31	(4)	1,420	1,554
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/20	(Prere.)	15,905	16,545
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/26		1,300	1,588
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/27		1,250	1,554
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/28		2,135	2,642
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	45	54

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	50	60
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/31		7,010	8,111
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/32		8,390	9,677
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/36		5,000	6,025
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/37		6,700	8,035
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/38		4,040	4,834
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25		15,000	17,646
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/27		2,785	3,414
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/28		1,470	1,833
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/21	(Prere.)	4,000	4,311
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36	(4)	2,200	2,543
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23		400	446
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24		525	600
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25		860	1,007
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27		1,045	1,219
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24		3,625	4,088
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25		5,520	6,221
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26		5,010	5,639
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27		3,770	4,238
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		3,850	4,314
Louisiana State University Revenue	5.000%	7/1/29		3,180	3,552
Louisiana State University Revenue	5.000%	7/1/30		1,000	1,116
Louisiana State University Revenue	5.000%	7/1/32		2,765	3,081
New Orleans LA Aviation Board Revenue	5.000%	10/1/28	(4)	1,825	2,278
New Orleans LA Aviation Board Revenue	5.000%	10/1/33	(4)	1,000	1,220
New Orleans LA Aviation Board Revenue	5.000%	10/1/34	(4)	1,280	1,556
New Orleans LA Aviation Board Revenue	5.000%	10/1/35	(4)	1,480	1,793
New Orleans LA Aviation Board Revenue	5.000%	10/1/37	(4)	1,600	1,924
New Orleans LA GO	5.000%	12/1/23		2,250	2,487
New Orleans LA GO	5.000%	12/1/24		2,500	2,760
New Orleans LA GO	5.000%	12/1/25		2,500	2,758
New Orleans LA GO	5.000%	12/1/26	(4)	3,770	4,163
New Orleans LA GO	5.000%	12/1/27	(4)	2,260	2,493
New Orleans LA GO	5.000%	12/1/28	(4)	2,310	2,548
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.100%	7/1/24		1,800	1,804
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.200%	7/1/26		3,600	3,608
Shreveport LA Water & Sewer Revenue	5.000%	12/1/26	(15)	1,955	2,372
Shreveport LA Water & Sewer Revenue	5.000%	12/1/27	(15)	1,750	2,156
Shreveport LA Water & Sewer Revenue	5.000%	12/1/28	(15)	1,150	1,436
Shreveport LA Water & Sewer Revenue	5.000%	12/1/31	(15)	1,000	1,236
Shreveport LA Water & Sewer Revenue	5.000%	12/1/32	(15)	2,435	3,001
Shreveport LA Water & Sewer Revenue	4.000%	12/1/34	(15)	2,175	2,482
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		23,285	24,567
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31		10,000	10,507
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32		12,365	13,342
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33		5,000	5,389
					571,568
Maine (0.1%)
Lower Kennebec Regional School Maine Unit No. 1 GO	3.000%	11/1/33		1,000	1,059
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/31		680	836
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/32		635	778
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/33		585	715
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/34		2,310	2,816
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/35		2,250	2,736
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/36		3,315	4,014
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/37		3,365	4,054
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/38		2,470	2,963
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/26		365	441
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/27		350	430
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/28		360	440
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/29		465	565
Maine Municipal Bond Bank Revenue	5.000%	11/1/25		2,000	2,352
Maine Municipal Bond Bank Revenue	5.000%	11/1/26		2,000	2,348
Maine Municipal Bond Bank Revenue	5.000%	11/1/27		2,215	2,596
Maine Municipal Bond Bank Revenue	4.000%	11/1/32		3,260	3,796
Maine Municipal Bond Bank Revenue	4.000%	11/1/33		2,920	3,382
Maine Municipal Bond Bank Revenue	5.000%	11/1/36		5,630	7,116
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/26		1,025	1,259

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/27		1,320	1,615
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/28		2,210	2,693
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/29		2,010	2,441
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/30		1,890	2,282
Maine Turnpike Authority Revenue	5.000%	7/1/30		2,030	2,570
Maine Turnpike Authority Revenue	5.000%	7/1/31		1,825	2,298
Maine Turnpike Authority Revenue	5.000%	7/1/33		1,460	1,828
Maine Turnpike Authority Revenue	5.000%	7/1/34		1,750	2,187
Portland ME Airport Revenue	5.000%	1/1/21	(4)	1,000	1,006
Portland ME Airport Revenue	5.000%	1/1/22	(4)	1,000	1,006
Portland ME Airport Revenue	5.000%	1/1/23	(4)	1,000	1,006
Portland ME Airport Revenue	5.000%	1/1/24	(4)	1,610	1,619
Portland ME Airport Revenue	5.000%	1/1/25	(4)	1,000	1,006
Portland ME Airport Revenue	5.000%	1/1/26	(4)	1,720	1,730
Portland ME Airport Revenue	5.000%	1/1/28	(4)	1,200	1,207
Portland ME Airport Revenue	5.000%	1/1/29	(4)	1,265	1,272
					72,462
Maryland (3.6%)
Anne Arundel County MD GO	5.000%	4/1/20		1,855	1,884
Anne Arundel County MD GO	5.000%	4/1/20		830	843
Anne Arundel County MD GO	5.000%	4/1/20		2,255	2,290
Anne Arundel County MD GO	5.000%	10/1/20		3,110	3,218
Anne Arundel County MD GO	5.000%	10/1/20		4,735	4,900
Anne Arundel County MD GO	5.000%	4/1/21		6,395	6,740
Anne Arundel County MD GO	5.000%	4/1/21		1,880	1,981
Anne Arundel County MD GO	5.000%	4/1/21		1,135	1,196
Anne Arundel County MD GO	5.000%	4/1/21		2,590	2,730
Anne Arundel County MD GO	5.000%	10/1/21		3,110	3,337
Anne Arundel County MD GO	5.000%	10/1/21		1,455	1,561
Anne Arundel County MD GO	5.000%	10/1/21		6,185	6,637
Anne Arundel County MD GO	5.000%	10/1/21		4,715	5,059
Anne Arundel County MD GO	5.000%	10/1/21		3,615	3,879
Anne Arundel County MD GO	5.000%	10/1/21		2,125	2,280
Anne Arundel County MD GO	5.000%	10/1/22		3,615	4,013
Anne Arundel County MD GO	5.000%	10/1/22		2,125	2,359
Anne Arundel County MD GO	5.000%	10/1/22		2,370	2,631
Anne Arundel County MD GO	5.000%	4/1/23		4,000	4,513
Anne Arundel County MD GO	5.000%	10/1/23		3,615	4,144
Anne Arundel County MD GO	5.000%	10/1/23		2,125	2,436
Anne Arundel County MD GO	5.000%	10/1/23		2,370	2,717
Anne Arundel County MD GO	5.000%	10/1/24		3,110	3,671
Anne Arundel County MD GO	5.000%	10/1/24		1,455	1,717
Anne Arundel County MD GO	5.000%	10/1/24		2,445	2,886
Anne Arundel County MD GO	5.000%	10/1/24		2,370	2,797
Anne Arundel County MD GO	5.000%	10/1/25		3,110	3,772
Anne Arundel County MD GO	5.000%	10/1/25		1,455	1,765
Anne Arundel County MD GO	5.000%	10/1/25		2,400	2,911
Anne Arundel County MD GO	5.000%	10/1/26		3,110	3,758
Anne Arundel County MD GO	5.000%	10/1/26		1,455	1,758
Anne Arundel County MD GO	5.000%	10/1/27		3,110	3,749
Anne Arundel County MD GO	5.000%	4/1/32		1,755	2,064
Anne Arundel County MD GO	5.000%	4/1/35		1,090	1,276
Baltimore County MD GO	5.000%	8/1/21		2,600	2,774
Baltimore County MD GO	5.000%	8/1/21		5,000	5,334
Baltimore County MD GO	5.000%	8/1/21		6,705	7,154
Baltimore County MD GO	5.000%	2/1/22		3,000	3,257
Baltimore County MD GO	5.000%	8/1/26		7,595	9,146
Baltimore County MD GO	4.000%	3/1/30		4,000	4,640
Baltimore County MD GO	4.000%	3/1/33		7,115	8,377
Baltimore County MD GO	4.000%	3/1/34		7,470	8,739
Baltimore County MD GO	4.000%	3/1/35		7,845	9,123
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20		4,050	4,166
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21		5,800	6,188
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/26		1,000	1,225
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/30		11,075	14,379
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32		12,000	15,432
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/33		10,075	12,916
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/33		5,270	6,099
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,585	1,686
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,570	1,670
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,250	1,329

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,745	1,856
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,905	2,026
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	2,075	2,207
Baltimore MD Project Revenue	5.000%	7/1/30		1,905	2,019
Baltimore MD Project Revenue	5.000%	7/1/30		3,255	3,450
Baltimore MD Project Revenue	5.000%	7/1/31		2,000	2,118
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28		190	191
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29		215	216
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29		300	300
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30		200	201
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31		200	201
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32		255	256
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33		265	266
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34		290	292
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34		600	601
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35		300	302
Charles County MD GO	5.000%	10/1/27		4,155	5,275
Charles County MD GO	5.000%	10/1/28		4,370	5,666
Frederick County MD GO	5.000%	2/1/23		4,505	5,056
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/27		2,000	2,302
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/28		2,000	2,295
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/33		5,000	5,671
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/36		2,000	2,260
Howard County MD GO	5.000%	8/15/20		14,125	14,549
Howard County MD GO	5.000%	8/15/21	(Prere.)	1,820	1,942
Howard County MD GO	5.000%	8/15/21		14,440	15,427
Howard County MD GO	5.000%	2/15/22		13,605	14,789
Howard County MD GO	5.000%	8/15/24		2,680	2,862
Howard County MD GO	5.000%	2/15/25		4,500	5,369
Howard County MD GO	5.000%	8/15/25		4,305	5,208
Howard County MD GO	5.000%	8/15/25		2,050	2,480
Howard County MD GO	5.000%	2/15/26		5,320	6,512
Howard County MD GO	5.000%	2/15/27		20,180	25,266
Howard County MD GO	3.000%	8/15/32		4,775	5,057
Howard County MD GO	3.000%	8/15/33		4,925	5,203
Maryland Department of Transportation Revenue	5.000%	5/1/20		13,000	13,247
Maryland Department of Transportation Revenue	5.000%	6/1/20		8,850	9,046
Maryland Department of Transportation Revenue	5.000%	2/15/21		46,790	49,091
Maryland Department of Transportation Revenue	5.000%	5/1/21		16,005	16,921
Maryland Department of Transportation Revenue	4.000%	12/1/23		13,000	13,755
Maryland Department of Transportation Revenue	4.000%	11/1/27		8,700	9,817
Maryland Department of Transportation Revenue	4.000%	12/15/28		17,390	19,233
Maryland Department of Transportation Revenue	4.000%	2/1/29		14,790	16,028
Maryland Department of Transportation Revenue	3.000%	10/1/29		32,400	34,831
Maryland Department of Transportation Revenue	4.000%	12/15/29		27,000	29,836
Maryland Department of Transportation Revenue	3.000%	10/1/30		31,000	33,082
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		5,150	5,187
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/26		2,000	2,386
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/27		1,350	1,639
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/28		2,000	2,467
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/29		1,850	2,284
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/30		1,250	1,535
Maryland GO	4.500%	8/1/20		13,615	13,954
Maryland GO	5.000%	8/1/20		5,145	5,294
Maryland GO	5.000%	3/1/21		31,755	33,375
Maryland GO	5.000%	3/1/21		13,990	14,704
Maryland GO	5.000%	3/1/21		7,580	7,967
Maryland GO	4.000%	8/1/21		43,490	45,651
Maryland GO	5.000%	8/1/21		16,405	17,502
Maryland GO	5.000%	8/1/21		2,230	2,379
Maryland GO	5.000%	8/1/21		33,110	35,325
Maryland GO	5.000%	3/1/22	(Prere.)	7,150	7,785
Maryland GO	5.000%	3/1/22		32,550	35,436
Maryland GO	5.000%	3/1/22	(Prere.)	37,360	40,677
Maryland GO	5.000%	3/15/22		5,345	5,827
Maryland GO	5.000%	3/15/22		26,755	29,166
Maryland GO	5.000%	8/1/22		71,720	79,179
Maryland GO	5.000%	8/1/22		4,500	4,968
Maryland GO	5.000%	8/1/22		29,215	32,253
Maryland GO	5.000%	8/1/22		115,660	127,689
Maryland GO	5.000%	3/15/23		28,000	31,548

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	6/1/23	1,090	1,236
Maryland GO	4.000%	8/1/23	37,875	41,810
Maryland GO	5.000%	8/1/23	14,890	16,981
Maryland GO	5.000%	8/1/23	24,000	27,370
Maryland GO	5.000%	8/1/23	82,005	93,519
Maryland GO	5.000%	3/15/24	29,500	34,267
Maryland GO	5.000%	8/1/24	21,550	25,314
Maryland GO	5.000%	8/1/24	3,015	3,542
Maryland GO	5.000%	8/1/25	9,000	10,876
Maryland GO	5.000%	3/15/26	32,500	39,863
Maryland GO	4.000%	8/1/26	28,000	30,764
Maryland GO	5.000%	8/1/26	42,790	52,951
Maryland GO	5.000%	3/15/27	14,105	17,694
Maryland GO	4.000%	3/1/28	40,310	42,698
Maryland GO	4.000%	6/1/28	4,000	4,462
Maryland GO	4.000%	8/1/28	40,000	41,854
Maryland GO	4.000%	3/1/29	40,985	43,367
Maryland GO	4.000%	6/1/29	68,270	75,960
Maryland GO	4.000%	6/1/30	68,035	75,464
Maryland GO	5.000%	3/15/31	26,500	33,467
Maryland GO	5.000%	8/1/31	16,050	20,425
Maryland GO	3.500%	3/15/32	10,000	11,064
Maryland GO	4.000%	3/15/33	8,000	9,423
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/28	5,685	6,996
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/29	2,000	2,459
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/30	2,180	2,667
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	848
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	987
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/28	565	691
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/29	425	517
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/30	850	1,030
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/32	1,000	1,203
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/33	1,000	1,112
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,088
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/31	5,615	6,303
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/32	6,650	7,449
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/33	5,000	5,595
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	3,007
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.500%	7/1/20	1,510	1,514
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.250%	7/1/21	2,000	2,006
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.750%	7/1/23	900	902
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	14,582
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	16,212
Montgomery County MD GO	5.000%	11/1/20	11,370	11,797
Montgomery County MD GO	5.000%	7/1/21	2,500	2,656
Montgomery County MD GO	5.000%	7/1/21	2,395	2,544
Montgomery County MD GO	5.000%	11/1/22	39,265	43,707
Montgomery County MD GO	5.000%	11/1/22	13,750	15,306
Montgomery County MD GO	5.000%	11/1/22	14,000	15,584
Montgomery County MD GO	5.000%	11/1/23	18,000	20,690
Montgomery County MD GO	5.000%	11/1/23	14,750	16,954
Montgomery County MD GO	5.000%	11/1/24	15,390	18,210
Montgomery County MD GO	5.000%	11/1/26	8,300	9,790
Montgomery County MD GO	5.000%	11/1/26	4,000	4,978
Montgomery County MD GO	4.000%	11/1/27	5,095	6,079
Montgomery County MD GO	5.000%	11/1/29	2,000	2,347
Montgomery County MD GO	4.000%	11/1/30	14,000	15,627
Montgomery County MD GO	4.000%	12/1/30	14,000	15,650
Montgomery County MD GO	3.750%	11/1/37	15,500	17,070
Prince George MD Consolidated Public Improvement GO	5.000%	7/15/25	15,235	18,389
Prince George MD Consolidated Public Improvement GO	5.000%	7/15/26	11,715	14,482
Prince George MD Consolidated Public Improvement GO	4.000%	7/15/30	7,500	8,883
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/33	14,000	14,866
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/34	6,265	6,623

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Prince Georges County MD GO	5.000%	8/1/21		13,745	14,660
Prince Georges County MD GO	5.000%	9/15/21		4,975	5,327
Prince Georges County MD GO	5.000%	7/15/22		12,000	13,228
Prince Georges County MD GO	5.000%	9/1/23		10,865	12,423
Prince Georges County MD GO	5.000%	7/15/26		22,685	28,043
Prince Georges County MD GO	4.000%	9/1/26		2,000	2,252
Prince Georges County MD GO	4.000%	7/1/28		6,995	8,120
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.000%	4/1/31		1,030	1,123
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.000%	4/1/32		3,185	3,464
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24		6,015	6,017
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25		1,375	1,381
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26		600	695
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26		770	892
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/28		1,100	1,263
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/29		500	573
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/30		800	912
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32		535	605
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32		750	849
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/35		1,000	1,123
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/24		10,930	12,225
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/25		8,000	9,143
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/26		11,385	13,940
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/29		6,100	7,071
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/30		6,345	7,301
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/31		6,600	7,545
University of Maryland Auxiliary Facility & Tuition Revenue	3.000%	4/1/32		5,360	5,709
University of Maryland Auxiliary Facility & Tuition Revenue	3.125%	4/1/33		5,520	5,919
University System of Maryland Revenue	5.000%	4/1/24		4,390	5,096
University System of Maryland Revenue	5.000%	4/1/25		4,315	5,154
University System of Maryland Revenue	5.000%	4/1/26		3,925	4,811
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31		8,185	9,055
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/31		5,160	5,982
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32		8,515	9,403
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33		14,315	16,455
Washington MD Suburban Sanitation District GO	5.000%	6/15/26		10,565	13,035
					2,562,426
Massachusetts (2.8%)
Boston MA GO	5.000%	4/1/20		6,000	6,095
Boston MA GO	5.000%	3/1/38		5,475	6,969
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27		11,000	13,568
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	12/1/21		78,960	83,627
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37		5,000	6,081
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37		3,675	4,469
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38		5,000	6,065
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39		5,000	6,048
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21		1,900	1,991
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21		5,000	5,335
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22		775	842
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22		540	596
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26		1,250	1,488
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26		2,950	3,657
Massachusetts Clean Water Trust Revenue	5.000%	2/1/27		7,130	8,261
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28		3,320	3,842
Massachusetts College Building Authority Revenue	5.000%	5/1/20	(Prere.)	1,290	1,315
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,440	1,577
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	685	750
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,030	1,128
Massachusetts College Building Authority Revenue	5.000%	5/1/29		1,465	1,592
Massachusetts College Building Authority Revenue	5.000%	5/1/30		4,135	4,485
Massachusetts College Building Authority Revenue	5.000%	5/1/31		5,010	5,427
Massachusetts College Building Authority Revenue	4.000%	5/1/33		3,490	4,009
Massachusetts College Building Authority Revenue	4.000%	5/1/34		3,715	4,239
Massachusetts College Building Authority Revenue	5.000%	5/1/34		1,985	2,273
Massachusetts College Building Authority Revenue	4.000%	5/1/35		3,865	4,389
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20		2,860	2,877
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		14,750	14,840
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		5,630	6,860
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		13,625	13,708
Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		13,500	15,007
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		3,110	3,310
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31		1,200	1,276

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20		1,205	1,246
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21		1,770	1,896
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22		2,125	2,267
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23		2,235	2,383
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24		1,500	1,599
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25		1,600	1,705
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26		1,100	1,179
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27		1,230	1,317
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29		9,500	9,731
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24		1,000	1,150
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25		1,015	1,195
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26		1,000	1,201
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32		3,760	4,383
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34		3,490	4,053
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24		2,100	2,395
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28		5,010	6,051
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29		2,800	3,492
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31		1,365	1,687
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33		1,660	2,040
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/34		4,355	5,340
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35		1,835	2,244
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35		5,500	6,726
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/36		5,000	6,089
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37		5,700	6,908
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		5,000	6,033
	Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35		5,240	6,292
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	13,655	13,750
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	1,345	1,354
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32		1,250	1,562
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/33		1,250	1,555
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34		1,000	1,239
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/35		1,250	1,542
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/36		1,020	1,252
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/28		1,500	1,736
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/33		3,000	3,425
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/26		500	544
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/27		560	608
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/37		2,200	2,437
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/27		5,065	6,375
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28		8,020	10,184
5	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	1.150%	11/7/19	LOC	7,430	7,430
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23		1,230	1,347
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24		1,310	1,458
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25		2,770	3,129
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32		17,575	19,117
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23		835	941
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24		700	808
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25		800	945
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	6,000	6,414
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	4,000	4,274
	Massachusetts Development Finance Agency Revenue (UMass Dartmouth)	5.000%	10/1/28		1,255	1,533
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		2,690	2,848
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/28		1,325	1,640
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/30		1,460	1,786
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		3,500	3,526
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24		20,110	23,514
	Massachusetts Federal Highway Revenue	5.000%	6/15/22		10,030	11,023
	Massachusetts GO	5.000%	7/1/20		3,920	4,020
	Massachusetts GO	5.000%	4/1/21	(Prere.)	18,000	18,973
	Massachusetts GO	5.000%	4/1/21	(Prere.)	26,675	28,117
	Massachusetts GO	5.000%	7/1/21		10,170	10,816
	Massachusetts GO	5.000%	8/1/21	(Prere.)	20,000	21,334
	Massachusetts GO	5.250%	8/1/21		20,900	22,388
	Massachusetts GO	5.250%	8/1/21	(2)	4,445	4,761
	Massachusetts GO	5.000%	8/1/22		14,000	15,452
	Massachusetts GO	5.000%	12/1/23		23,000	26,485
	Massachusetts GO	5.500%	12/1/23	(2)	5,075	5,945
	Massachusetts GO	5.000%	7/1/24		3,725	4,363
	Massachusetts GO	5.000%	7/1/24		9,715	11,379
	Massachusetts GO	5.000%	8/1/24		65,540	76,953
	Massachusetts GO	5.000%	12/1/24		3,055	3,622

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts GO	5.000%	7/1/25		5,760	6,941
	Massachusetts GO	5.000%	12/1/25		20,055	24,440
	Massachusetts GO	5.000%	7/1/26		7,000	8,641
	Massachusetts GO	5.000%	11/1/26		12,585	15,653
	Massachusetts GO	5.000%	7/1/27		41,775	51,291
	Massachusetts GO	5.000%	7/1/28		21,000	25,689
	Massachusetts GO	5.000%	7/1/28		29,520	37,970
	Massachusetts GO	5.000%	12/1/28		4,155	5,137
	Massachusetts GO	5.000%	5/1/29		6,000	6,762
	Massachusetts GO	5.000%	7/1/29		10,425	12,439
	Massachusetts GO	5.000%	7/1/29		5,285	6,448
	Massachusetts GO	5.000%	5/1/30		12,945	17,087
	Massachusetts GO	5.000%	5/1/30		11,650	13,440
	Massachusetts GO	5.000%	7/1/30		12,000	14,280
	Massachusetts GO	5.000%	9/1/30		11,730	15,558
	Massachusetts GO	4.000%	11/1/30		45,000	48,292
	Massachusetts GO	5.000%	11/1/30		25,000	31,373
	Massachusetts GO	5.000%	1/1/31		24,000	30,036
	Massachusetts GO	5.000%	5/1/31		30,000	33,733
	Massachusetts GO	5.000%	5/1/31		12,500	14,388
	Massachusetts GO	5.000%	9/1/31		5,770	6,359
	Massachusetts GO	5.000%	9/1/31		15,000	20,124
	Massachusetts GO	5.000%	9/1/32		9,430	12,811
	Massachusetts GO	5.250%	1/1/34		20,000	25,803
	Massachusetts GO	5.000%	7/1/35		13,000	15,318
	Massachusetts GO	5.000%	9/1/36		23,520	29,296
	Massachusetts GO	5.000%	12/1/36		6,500	7,863
	Massachusetts GO	5.000%	9/1/37		24,000	29,782
	Massachusetts GO	5.000%	11/1/37		20,000	24,483
1	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	2.060%	11/1/25		22,000	22,058
	Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30		5,000	6,772
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20		1,790	1,827
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20		3,765	3,896
	Massachusetts Port Authority Revenue	5.000%	7/1/29		8,345	9,148
	Massachusetts Port Authority Revenue	5.000%	7/1/31		3,000	3,476
	Massachusetts Port Authority Revenue	5.000%	7/1/32		3,500	4,047
	Massachusetts Port Authority Revenue	5.000%	7/1/33		4,005	4,631
	Massachusetts Port Authority Revenue	5.000%	7/1/34		1,470	1,697
	Massachusetts Port Authority Revenue	5.000%	7/1/35		2,500	2,882
	Massachusetts Port Authority Revenue	5.000%	7/1/36		3,905	4,960
	Massachusetts Port Authority Revenue	5.000%	7/1/37		4,770	6,036
	Massachusetts Port Authority Revenue	5.000%	7/1/38		2,860	3,605
	Massachusetts Port Authority Revenue	5.000%	7/1/39		2,545	3,200
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		2,685	2,868
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24		20,010	22,102
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		2,170	2,624
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		6,520	7,202
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		6,795	8,194
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27		9,000	10,820
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27		5,000	5,515
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28		37,750	41,631
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		4,000	4,787
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		10,550	11,619
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		2,300	2,530
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		23,940	28,473
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32		6,400	7,174
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		10,600	11,884
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32		43,500	50,683
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32		8,010	8,583
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33		7,610	8,522
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/33		20,245	24,662
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34		5,000	5,914
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34		9,505	11,555
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35		9,500	10,807
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35		4,000	4,722
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36		11,000	12,499
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37		2,700	3,064
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37		61,750	72,569
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/39		10,645	12,798
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(14)	29,860	37,025
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28	(14)	11,075	14,374

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Transportation Fund Revenue	4.000%	6/1/34		7,500	8,678
Massachusetts Transportation Fund Revenue	4.000%	6/1/35		7,500	8,656
Massachusetts Transportation Fund Revenue	4.000%	6/1/38		10,000	11,313
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23		6,580	7,504
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24		7,780	9,143
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	2,350	2,503
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	3,500	3,727
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	2,000	2,130
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	5,000	5,329
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	5,000	5,329
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		6,800	8,220
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26		3,065	3,254
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27		3,440	3,651
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28		5,100	5,412
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29		11,580	12,284
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30		11,000	11,667
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31		11,575	12,271
Natick MA GO	4.000%	7/15/36		5,130	5,877
University of Massachusetts Building Authority Revenue	5.000%	5/1/34		1,525	1,947
					1,976,269
Michigan (3.0%)
Battle Creek MI School District GO	5.000%	5/1/24		1,000	1,157
Battle Creek MI School District GO	5.000%	5/1/32		2,920	3,486
Battle Creek MI School District GO	5.000%	5/1/33		1,500	1,787
Battle Creek MI School District GO	5.000%	5/1/34		3,065	3,645
Birmingham MI City School District GO	4.000%	5/1/24		1,000	1,094
Birmingham MI City School District GO	4.000%	5/1/25		1,465	1,598
Chippewa Valley MI Schools GO	5.000%	5/1/25		710	845
Chippewa Valley MI Schools GO	5.000%	5/1/32		1,000	1,188
Chippewa Valley MI Schools GO	5.000%	5/1/33		1,700	2,152
Chippewa Valley MI Schools GO	5.000%	5/1/34		1,080	1,277
Chippewa Valley MI Schools GO	5.000%	5/1/34		2,850	3,600
Chippewa Valley MI Schools GO	5.000%	5/1/35		800	942
Chippewa Valley MI Schools GO	5.000%	5/1/35		2,850	3,589
Chippewa Valley MI Schools GO	5.000%	5/1/36		3,325	4,175
Chippewa Valley MI Schools GO	5.000%	5/1/37		3,475	4,338
Dearborn MI School District GO	5.000%	5/1/26		3,755	4,283
Dearborn MI School District GO	5.000%	5/1/27		3,700	4,222
Dearborn MI School District GO	5.000%	5/1/28		3,635	4,139
Dearborn MI School District GO	5.000%	5/1/30		4,000	4,536
Dearborn MI School District GO	5.000%	5/1/32		3,165	3,576
Detroit MI City School District GO	5.250%	5/1/27	(4)	1,210	1,511
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/32	(4)	2,770	3,117
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/34	(4)	5,630	6,317
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	(4)	3,500	3,921
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/38	(4)	2,800	3,121
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23		7,000	7,656
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32		14,000	15,139
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20	(4)	1,500	1,547
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21	(4)	1,100	1,172
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22	(4)	1,000	1,096
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/26	(4)	1,130	1,351
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/28	(4)	1,000	1,233
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/30	(4)	1,750	2,135
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/32	(4)	2,315	2,793
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/35	(4)	1,300	1,560
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/37	(4)	1,600	1,906
East Lansing MI School District GO	5.000%	5/1/28		695	862
East Lansing MI School District GO	5.000%	5/1/29		500	619
East Lansing MI School District GO	5.000%	5/1/30		615	757
East Lansing MI School District GO	5.000%	5/1/31		1,955	2,396
East Lansing MI School District GO	5.000%	5/1/33		755	920
East Lansing MI School District GO	5.000%	5/1/34		1,540	1,871
East Lansing MI School District GO	5.000%	5/1/36		1,100	1,328
Eastern Michigan University Revenue	5.000%	3/1/26	(15)	1,510	1,820
Eastern Michigan University Revenue	5.000%	3/1/30	(15)	1,250	1,522
Eastern Michigan University Revenue	5.000%	3/1/31	(15)	1,000	1,213
Forest Hills MI Public Schools GO	5.000%	5/1/20		3,760	3,831
Forest Hills MI Public Schools GO	5.000%	5/1/21		3,365	3,556
Grand Rapids MI Public Schools GO	5.000%	5/1/26	(4)	3,105	3,788
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		4,800	5,735

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26		1,750	2,140
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26		3,070	3,754
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27		9,305	11,627
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28		23,065	29,366
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29		28,045	36,306
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30		17,025	20,316
Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	7/1/33	(4)	4,750	5,245
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/34		2,585	3,190
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35		34,580	40,537
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35		2,720	3,345
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36		64,250	75,462
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36		2,350	2,883
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37		1,495	1,827
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/38		2,645	3,224
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25		10,475	12,535
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/26		4,545	5,526
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/27		5,035	6,246
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		14,000	16,909
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		6,500	8,222
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29		14,000	18,009
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30		5,455	6,528
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31		9,210	10,971
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	13,380	14,652
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/35		4,000	4,757
Grosse Pointe MI Public School System GO	5.000%	5/1/35		2,100	2,639
Grosse Pointe MI Public School System GO	5.000%	5/1/36		1,635	2,048
Grosse Pointe MI Public School System GO	5.000%	5/1/37		1,350	1,684
Grosse Pointe MI Public School System GO	5.000%	5/1/38		1,300	1,618
Grosse Pointe MI Public School System GO	5.000%	5/1/39		1,000	1,240
Holt MI Public Schools GO	5.000%	5/1/30		2,640	3,429
Hudsonville MI Public Schools GO	5.000%	5/1/33		1,360	1,651
Hudsonville MI Public Schools GO	5.000%	5/1/34		1,120	1,357
Hudsonville MI Public Schools GO	5.000%	5/1/35		1,000	1,209
Hudsonville MI Public Schools GO	5.000%	5/1/36		1,000	1,206
Hudsonville MI Public Schools GO	5.000%	5/1/37		1,000	1,202
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20	(Prere.)	10,145	10,346
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/29		4,670	5,564
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30		8,225	8,390
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22		1,025	1,132
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23		1,185	1,347
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25		1,000	1,188
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25		3,250	3,658
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/27		1,120	1,382
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29		5,325	6,008
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30		1,750	1,976
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/31		1,020	1,232
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31		4,750	5,363
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32		5,000	5,650
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/33		2,140	2,568
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34		1,500	1,690
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35		8,730	9,829
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/37		1,145	1,352
Lake Orion MI Community School District GO	5.000%	5/1/33		3,800	4,815
Lake Orion MI Community School District GO	5.000%	5/1/34		2,350	2,971
Lake Orion MI Community School District GO	5.000%	5/1/35		4,280	5,386
Lake Orion MI Community School District GO	5.000%	5/1/36		3,800	4,757
Lake Orion MI Community School District GO	5.000%	5/1/37		4,025	5,009
Lincoln MI Consolidated School District GO	5.000%	5/1/25	(4)	1,000	1,186
Lincoln MI Consolidated School District GO	5.000%	5/1/26	(4)	1,265	1,530
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27		1,610	2,018
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28		1,430	1,779
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29		1,635	2,026
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30		2,540	3,133
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31		2,030	2,487
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33		2,215	2,689
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34		1,790	2,169
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32		1,145	1,356
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33		1,010	1,192
Marysville MI Public Schools District GO	5.000%	5/1/29		2,290	2,756
Marysville MI Public Schools District GO	5.000%	5/1/32		3,010	3,569
Marysville MI Public Schools District GO	5.000%	5/1/33		3,285	3,878

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Building Authority Revenue	5.000%	10/15/24		2,500	2,680
Michigan Building Authority Revenue	5.000%	10/15/24		3,020	3,238
Michigan Building Authority Revenue	5.000%	4/15/25		5,475	6,550
Michigan Building Authority Revenue	5.000%	4/15/25		2,565	3,069
Michigan Building Authority Revenue	5.000%	10/15/25		5,920	6,346
Michigan Building Authority Revenue	5.000%	4/15/26		6,520	7,878
Michigan Building Authority Revenue	5.000%	4/15/26		1,650	2,022
Michigan Building Authority Revenue	5.000%	4/15/27		1,565	1,938
Michigan Building Authority Revenue	5.000%	4/15/28		8,135	9,783
Michigan Building Authority Revenue	5.000%	10/15/28		2,240	2,748
Michigan Building Authority Revenue	5.000%	4/15/29		26,630	31,885
Michigan Building Authority Revenue	5.000%	10/15/29		9,625	10,898
Michigan Building Authority Revenue	5.000%	4/15/30		15,095	17,920
Michigan Building Authority Revenue	5.000%	4/15/31		4,040	4,781
Michigan Building Authority Revenue	5.000%	10/15/31		10,415	12,314
Michigan Building Authority Revenue	5.000%	4/15/32		27,195	32,301
Michigan Building Authority Revenue	5.000%	10/15/32		4,660	5,497
Michigan Building Authority Revenue	5.000%	10/15/32		10,105	12,191
Michigan Building Authority Revenue	5.000%	4/15/33		12,000	14,143
Michigan Building Authority Revenue	5.000%	4/15/34		4,000	4,707
Michigan Building Authority Revenue	5.000%	4/15/35		13,405	15,743
Michigan Building Authority Revenue	5.000%	4/15/36		4,475	5,684
Michigan Building Authority Revenue	5.000%	4/15/38		6,675	7,812
Michigan Environmental Program GO	4.000%	5/1/28		9,000	10,436
Michigan Finance Authority Revenue	5.000%	10/1/23		2,000	2,201
Michigan Finance Authority Revenue	5.000%	4/1/24		5,400	6,176
Michigan Finance Authority Revenue	5.000%	10/1/24		2,010	2,272
Michigan Finance Authority Revenue	5.000%	4/1/25		3,160	3,690
Michigan Finance Authority Revenue	5.000%	4/1/26		1,320	1,567
Michigan Finance Authority Revenue	5.000%	10/1/26		3,300	3,817
Michigan Finance Authority Revenue	5.000%	11/1/26		2,310	2,837
Michigan Finance Authority Revenue	5.000%	10/1/27		3,375	3,885
Michigan Finance Authority Revenue	5.000%	11/1/27		1,280	1,599
Michigan Finance Authority Revenue	5.000%	10/1/29		4,350	4,979
Michigan Finance Authority Revenue	5.000%	11/1/29		2,645	3,343
Michigan Finance Authority Revenue	5.000%	10/1/30		5,240	5,983
Michigan Finance Authority Revenue	5.000%	11/1/30		2,200	2,763
Michigan Finance Authority Revenue	5.000%	11/1/31		1,020	1,274
Michigan Finance Authority Revenue	5.000%	10/1/32		2,500	2,854
Michigan Finance Authority Revenue	5.000%	11/1/32		1,175	1,461
Michigan Finance Authority Revenue	5.000%	11/1/33		1,095	1,362
Michigan Finance Authority Revenue	5.000%	11/1/34		1,270	1,575
Michigan Finance Authority Revenue	5.000%	11/1/35		1,525	1,888
Michigan Finance Authority Revenue	5.000%	11/1/36		1,680	2,072
Michigan Finance Authority Revenue	5.000%	11/1/37		2,490	3,050
Michigan Finance Authority Revenue	5.000%	11/1/38		2,035	2,487
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24		7,000	8,166
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25		3,000	3,494
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28		6,650	7,681
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30		11,020	12,668
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32		13,580	15,551
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(4)	24,000	26,356
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(14)	1,210	1,319
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	(4)	19,000	21,538
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(4)	15,150	17,685
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(14)	1,840	2,119
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	2,950	3,438
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	12,235	14,237
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26		1,500	1,776
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	5,000	5,818
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	(4)	10,000	11,625
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		1,350	1,594
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	(4)	7,025	8,159
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		1,000	1,177
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		16,500	19,063
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		15,000	17,276
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		700	822
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31		10,000	11,493
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31		1,200	1,405
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		7,500	8,590
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		3,120	3,631

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		1,000	1,168
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		20,250	23,003
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		3,500	4,066
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		850	992
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		2,000	2,277
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		2,000	2,329
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		6,040	7,006
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		5,000	5,800
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	(4)	3,500	4,091
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		1,350	1,569
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24		2,395	2,808
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26		4,000	4,898
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32		3,665	4,392
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/34		7,000	8,356
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37		12,000	14,214
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/31		1,300	1,613
	Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/35		1,530	1,715
	Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/37		1,655	1,843
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/38		1,000	1,216
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23		2,000	2,251
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24		1,015	1,175
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25		1,680	1,997
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26		1,000	1,187
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27		870	1,029
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/28		1,300	1,632
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28		1,000	1,179
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/29		1,580	2,017
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29		1,015	1,193
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/30		1,100	1,407
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30		2,580	3,022
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31		2,655	3,102
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/33		3,345	4,208
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/35		2,245	2,809
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/36		5,395	6,730
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/37		6,020	7,485
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/38		10,255	12,682
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/39		12,000	14,778
1	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.750%	1.964%	10/15/20		25,000	25,072
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28		1,355	1,555
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29		2,000	2,292
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30		3,000	3,431
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31		5,000	5,701
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32		5,000	5,682
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23		840	933
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		1,310	1,535
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		465	515
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25		1,190	1,317
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26		400	442
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36		1,500	1,638
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	1,500	1,664
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29		5,245	6,430
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30		7,540	8,674
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/31		3,265	4,175
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/32		3,500	4,008
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36		5,540	6,983
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/37		7,005	8,789
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	(Prere.)	70	73
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		4,765	5,616
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		3,700	4,396
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		3,585	4,339
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26		3,095	3,826
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		7,930	8,232
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,800	3,493
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,070	2,610
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28		2,225	2,800
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		4,880	6,027
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		1,025	1,281
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		12,500	13,561
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		3,770	4,629
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31		2,790	3,412

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31		10,000	10,846
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/32		17,500	18,976
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33		5,040	6,003
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33		30,000	32,522
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34		7,870	9,355
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34		5,145	6,299
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/35		8,015	9,773
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		3,310	3,692
	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		5,000	5,870
	Michigan GAN	5.000%	3/15/23		5,105	5,738
	Michigan GAN	5.000%	3/15/26		12,900	15,725
	Michigan GAN	5.000%	3/15/27		4,345	5,399
	Michigan GO	5.000%	12/1/25		7,835	9,569
	Michigan GO	5.000%	12/1/26		2,285	2,779
	Michigan GO	5.000%	12/1/28		1,450	1,751
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32		18,470	21,615
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33		16,910	19,761
	Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/19	(Prere.)	5,000	5,006
	Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/19	(Prere.)	15,775	15,796
	Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27		2,000	2,178
	Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28		2,600	2,827
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		2,100	2,541
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26		2,160	2,670
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,490	3,140
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28		2,290	2,881
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		1,410	1,762
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		1,865	2,316
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31		3,035	3,753
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/32		1,520	1,872
	Michigan Housing Development Authority Revenue	3.500%	6/1/47		9,060	9,520
	Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/20	(Prere.)	4,000	4,140
	Michigan State University Revenue	4.000%	2/15/27		5,400	6,274
	Michigan State University Revenue	5.000%	2/15/29		1,215	1,563
	Michigan State University Revenue	5.000%	2/15/30		900	1,149
	Michigan State University Revenue	5.000%	2/15/31		1,450	1,842
	Michigan State University Revenue	5.000%	2/15/32		1,380	1,747
	Michigan State University Revenue	5.000%	2/15/33		1,940	2,449
	Michigan State University Revenue	5.000%	2/15/34		2,320	2,922
	Michigan State University Revenue	5.000%	2/15/35		1,300	1,633
	Michigan State University Revenue	5.000%	2/15/36		1,860	2,329
	Michigan State University Revenue	4.000%	2/15/37		1,750	2,015
5	Michigan State University Revenue VRDO	1.370%	11/1/19	LOC	43,590	43,590
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/23		1,250	1,399
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/24		1,715	1,978
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/25		1,250	1,441
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/26		2,030	2,338
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/27		1,700	1,954
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/28		1,250	1,434
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/29		2,500	2,857
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30		1,480	1,706
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34		2,170	2,497
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35		1,370	1,576
	Milan MI Area Schools GO	5.000%	5/1/27		1,055	1,304
	Milan MI Area Schools GO	5.000%	5/1/28		1,100	1,385
	Milan MI Area Schools GO	5.000%	5/1/29		1,155	1,480
	Milan MI Area Schools GO	5.000%	5/1/30		1,210	1,541
	Milan MI Area Schools GO	5.000%	5/1/32		1,670	2,109
	Milan MI Area Schools GO	5.000%	5/1/34		1,940	2,433
	Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22	(14)	27,000	31,113
	Oakland University MI Revenue	5.000%	3/1/24		530	612
	Oakland University MI Revenue	5.000%	3/1/25		540	640
	Oakland University MI Revenue	5.000%	3/1/26		500	607
	Oakland University MI Revenue	5.000%	3/1/27		785	947
	Oakland University MI Revenue	5.000%	3/1/28		1,215	1,461

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,079
Oakland University MI Revenue	5.000%	3/1/31	2,350	2,796
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,727
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,102
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,428
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,602
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,384
Portage MI Public Schools GO	4.000%	11/1/32	3,195	3,702
Portage MI Public Schools GO	4.000%	11/1/33	3,465	4,005
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,542
Portage MI Public Schools GO	4.000%	11/1/34	3,725	4,297
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,544
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,778
Portage MI Public Schools GO	4.000%	11/1/37	1,900	2,159
Rochester MI Community School District GO	3.000%	5/1/33	2,090	2,211
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,385
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,939
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,536
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,604
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,690
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,183
Roseville MI School District GO	5.000%	5/1/34	4,000	4,632
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,540	2,801
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,180	2,481
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,245	2,577
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,214
Southfield MI GO	3.000%	5/1/33	2,630	2,754
University of Michigan Revenue	5.000%	4/1/30	2,135	2,782
University of Michigan Revenue	5.000%	4/1/31	1,090	1,414
University of Michigan Revenue	5.000%	4/1/32	2,100	2,715
University of Michigan Revenue	5.000%	4/1/33	2,835	3,500
University of Michigan Revenue	5.000%	4/1/34	3,485	4,294
University of Michigan Revenue	5.000%	4/1/35	3,310	4,069
University of Michigan Revenue	5.000%	4/1/36	4,030	4,942
University of Michigan Revenue	5.000%	4/1/37	5,010	6,127
Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,861
Warren MI Consolidated School District GO	5.000%	5/1/30	2,265	2,685
Warren MI Consolidated School District GO	5.000%	5/1/30	2,100	2,648
Warren MI Consolidated School District GO	5.000%	5/1/32	2,485	2,930
Warren MI Consolidated School District GO	5.000%	5/1/32	2,300	2,869
Warren MI Consolidated School District GO	5.000%	5/1/33	1,400	1,734
Warren MI Consolidated School District GO	5.000%	5/1/35	2,600	3,204
Warren MI Consolidated School District GO	5.000%	5/1/37	1,425	1,747
Warren MI Consolidated School District GO	5.000%	5/1/39	1,400	1,705
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,425	2,924
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,130	1,386
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	2,070	2,547
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	840	1,051
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,930	2,419
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	640	798
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,420	1,770
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,818
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	817
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	830	1,023
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	785	967
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,310	2,737
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	760	933
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	516
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,915	3,446
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	400	489
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	405	495
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,999
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	455	555
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,994
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,063
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	948
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,550
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	782
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	780
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,085
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	615

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,263
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,564
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,298
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,208
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,014
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,731
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/35	6,085	7,525
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/36	5,000	6,166
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	8,000	9,827
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/38	6,015	7,371
	Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,972
	Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	2,024
5	Wayne State University Michigan Revenue TOB VRDO	1.150%	11/7/19	2,500	2,500
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,591
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,632
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,683
					2,121,067
Minnesota (1.0%)
	Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,257
	Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/33	1,200	1,450
	Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/37	1,500	1,793
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,316
	Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,694
	Hennepin County MN GO	5.000%	12/1/28	1,945	2,409
	Hennepin County MN GO	5.000%	12/15/30	4,895	6,308
	Hennepin County MN GO	5.000%	12/15/32	10,790	13,818
	Hennepin County MN GO	5.000%	12/15/33	10,000	12,777
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,178
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,625
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,717
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,557
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,719
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	4.000%	3/1/26	2,950	3,362
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,581
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	11,710	14,462
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	425	525
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,305	2,635
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	5,250	6,462
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	435	535
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,850
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	5,215	6,390
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	655	803
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,545	2,894
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	555	677
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	3,945	4,802
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	635	773
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	650	789
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	910	1,103
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	875	1,058
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	850	1,025
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	925	1,113
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/20	4,485	4,542
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/20	4,200	4,329
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/25	2,325	2,704
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	7,379
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	8,460
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,208
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	5,654
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	7,830
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,270
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	11,824
	Minneapolis MN Special School District No. 1 GO	5.000%	2/1/26	3,110	3,803
	Minneapolis MN Special School District No. 1 GO	5.000%	2/1/26	2,265	2,770
	Minneapolis MN Special School District No. 1 GO	5.000%	2/1/27	1,750	2,189
	Minnesota COP	5.000%	6/1/28	3,225	3,736
	Minnesota COP	5.000%	6/1/29	3,385	3,914
	Minnesota COP	5.000%	6/1/30	3,405	3,932
	Minnesota COP	5.000%	6/1/32	3,670	4,233
	Minnesota COP	5.000%	6/1/33	3,615	4,165
	Minnesota COP	5.000%	6/1/34	4,005	4,612

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Minnesota General Fund Revenue	5.000%	3/1/24		7,515	8,171
Minnesota General Fund Revenue	5.000%	3/1/25		6,000	6,522
Minnesota GO	5.000%	8/1/21		6,015	6,417
Minnesota GO	5.000%	8/1/21		5,445	5,809
Minnesota GO	5.000%	8/1/21		6,800	7,255
Minnesota GO	5.000%	10/1/21	(Prere.)	155	166
Minnesota GO	5.000%	10/1/21		34,000	36,490
Minnesota GO	5.000%	8/1/22		20,500	22,638
Minnesota GO	5.000%	8/1/23		5,350	6,105
Minnesota GO	5.000%	10/1/23		29,530	33,879
Minnesota GO	5.000%	8/1/24		12,355	14,531
Minnesota GO	5.000%	8/1/24		15,500	18,231
Minnesota GO	5.000%	8/1/24		1,350	1,588
Minnesota GO	5.000%	10/1/24		9,845	10,559
Minnesota GO	5.000%	8/1/25		13,500	16,323
Minnesota GO	5.000%	10/1/25		29,320	35,614
Minnesota GO	5.000%	8/1/26		35,060	42,261
Minnesota GO	5.000%	8/1/26		4,340	5,094
Minnesota GO	5.000%	10/1/26		13,080	16,268
Minnesota GO	5.000%	8/1/27		4,000	4,812
Minnesota GO	5.000%	8/1/27		6,350	8,043
Minnesota GO	5.000%	10/1/27		12,275	15,605
Minnesota GO	5.000%	8/1/31		9,000	11,722
Minnesota GO	5.000%	10/1/32		10,000	12,515
Minnesota GO	5.000%	8/1/33		8,455	10,944
Minnesota GO	5.000%	8/1/33		5,000	6,076
Minnesota GO	5.000%	8/1/34		10,000	12,130
Minnesota GO	5.000%	8/1/35		9,535	11,540
Minnesota GO	5.000%	8/1/36		5,000	6,038
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/26		1,030	1,216
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/27		1,080	1,269
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/28		1,135	1,324
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/29		1,195	1,389
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/30		1,250	1,446
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/31		1,310	1,513
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/32		1,380	1,588
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/33		1,445	1,657
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/34		1,520	1,740
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/27		200	249
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/28		570	722
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/29		420	538
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/33		650	822
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/34		300	378
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/35		650	816
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20	(Prere.)	5,000	5,063
Mounds View MN Independent School District No. 621 GO	5.000%	2/1/26		4,910	5,982
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20		7,410	7,478
Osseo MN Independent School District No. 279 GO	5.000%	2/1/27		1,350	1,682
South Washington MN Independent School District GO	4.000%	2/1/30		9,640	10,877
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23		2,260	2,538
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24		1,500	1,733
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	805	806
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	1,120	1,121
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	1,235	1,236
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	915	916
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	1,990	1,992
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.250%	11/15/19	(Prere.)	3,550	3,554
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/20		780	781
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/20		890	891
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/21		1,085	1,086
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/21		1,935	1,937

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/22		1,190	1,191
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.250%	11/15/29		3,480	3,484
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/28		805	1,001
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/29		780	965
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/31		1,800	2,211
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/34		1,105	1,347
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/35		1,245	1,393
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/36		1,500	1,674
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/37		1,500	1,662
University of Minnesota Revenue	5.000%	4/1/20		2,895	2,941
University of Minnesota Revenue	5.000%	4/1/21		3,140	3,309
University of Minnesota Revenue	5.000%	8/1/22		1,585	1,630
University of Minnesota Revenue	5.000%	8/1/23		2,500	2,571
University of Minnesota Revenue	5.000%	10/1/23		2,870	3,290
Virginia MN Independent School District No. 706 GO	3.000%	2/1/32		7,345	7,825
Virginia MN Independent School District No. 706 GO	3.000%	2/1/34		4,000	4,230
Virginia MN Independent School District No. 706 GO	3.000%	2/1/35		4,000	4,210
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28		3,795	4,428
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/26		1,050	1,279
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/27		1,660	2,069
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/28		1,200	1,529
					736,936
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28		3,665	4,251
Jackson MS Public School District GO	5.000%	4/1/23		1,540	1,722
Jackson MS Public School District GO	5.000%	4/1/24		3,135	3,603
Jackson MS Public School District GO	5.000%	4/1/25		5,465	6,446
Jackson MS Public School District GO	5.000%	4/1/26		6,045	7,286
Jackson MS Public School District GO	5.000%	4/1/27		4,735	5,683
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.300%	11/1/19		28,520	28,520
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24		2,540	2,909
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24		2,525	2,892
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26		6,045	7,290
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/27		7,985	9,805
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/28		2,315	2,890
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28		1,530	1,893
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28		750	949
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29		1,385	1,709
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29		1,050	1,348
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30		1,000	1,272
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31		1,060	1,294
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31		1,000	1,265
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/32		2,070	2,348
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/32		1,500	1,889
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/33		1,500	1,692
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/33		1,600	2,010
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/34		800	1,005
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/35		1,345	1,683
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/36		1,000	1,248
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/37		650	808
Mississippi Gaming Tax Revenue	5.000%	10/15/27		2,085	2,610
Mississippi Gaming Tax Revenue	5.000%	10/15/28		1,540	1,966
Mississippi Gaming Tax Revenue	5.000%	10/15/29		3,000	3,809
Mississippi Gaming Tax Revenue	5.000%	10/15/30		3,000	3,785
Mississippi Gaming Tax Revenue	5.000%	10/15/31		3,000	3,771
Mississippi Gaming Tax Revenue	5.000%	10/15/36		10,500	13,000
Mississippi Gaming Tax Revenue	5.000%	10/15/37		7,130	8,786
Mississippi GO	5.000%	10/1/21	(Prere.)	12,035	12,914

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Mississippi GO	5.000%	10/1/21	(Prere.)	11,735	12,592
Mississippi GO	5.000%	10/1/29		15,025	18,805
Mississippi GO	5.000%	10/1/29		5,825	6,962
Mississippi GO	5.000%	11/1/30		4,000	4,771
Mississippi GO	5.000%	11/1/30		1,250	1,526
Mississippi GO	5.000%	10/1/31		19,800	24,589
Mississippi GO	5.000%	11/1/31		2,750	3,342
Mississippi GO	5.000%	12/1/31		11,250	12,753
Mississippi GO	5.000%	11/1/32		3,500	4,242
Mississippi GO	5.000%	11/1/32		2,000	2,373
Mississippi GO	5.000%	12/1/32		7,000	7,926
Mississippi GO	5.000%	10/1/34		10,000	12,329
Mississippi GO	5.000%	11/1/35		4,000	4,818
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/27		1,200	1,449
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/28		1,025	1,258
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29		1,360	1,694
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29		1,150	1,432
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/31		1,630	2,049
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/32		1,750	2,189
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/33		1,750	2,178
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/34		1,600	1,986
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/32		5,480	6,179
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/33		3,785	4,249
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34		4,880	5,467
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/33		800	904
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/35		2,010	2,259
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/36		1,100	1,233
S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction & Refunding Project)	5.000%	9/1/33		1,500	1,793
University of Southern Mississippi Revenue	4.000%	3/1/34		2,075	2,328
University of Southern Mississippi Revenue	4.000%	3/1/35		2,565	2,873
University of Southern Mississippi Revenue	4.000%	3/1/36		1,500	1,674
University of Southern Mississippi Revenue	4.000%	3/1/37		1,740	1,932
University of Southern Mississippi Revenue	4.000%	3/1/38		3,220	3,559
					322,064
Missouri (0.9%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/33		7,500	8,258
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/34		3,000	3,500
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/35		5,000	5,815
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/36		4,745	5,493
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/25		1,000	1,046
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/26		750	782
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/26		2,000	2,330
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/27		1,000	1,183
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/28		1,400	1,648
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/30		840	983
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/31		870	1,011
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/32		750	868
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/26		1,000	1,088
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/27		1,850	2,012
Columbia MO Water & Electric System Revenue	3.000%	10/1/31		3,000	3,141
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		1,830	1,965
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27		1,000	1,073
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30		3,000	3,318
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31		6,415	7,060
Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/37		1,765	2,327
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38		1,500	2,027

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jackson County MO School District No. 58 GO (Center)	4.000%	3/1/32		3,350	3,813
Jackson County MO School District No. 58 GO (Center)	4.000%	3/1/33		2,235	2,534
Jackson County MO School District No. 58 GO (Center)	4.000%	3/1/34		3,630	4,103
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20		5,055	5,255
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25		8,145	9,524
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26		7,830	9,131
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27		12,745	14,844
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29		13,640	15,868
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30		13,675	15,850
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		5,535	6,407
Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/27		1,355	1,667
Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/28		3,665	4,590
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29		2,025	2,559
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30		1,190	1,328
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30		1,615	2,032
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31		1,740	1,933
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31		1,510	1,892
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33		2,000	2,492
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32		7,225	8,380
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35		2,015	2,189
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36		1,850	2,006
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/26		5,995	6,815
Little Blue Valley MO Sewer District Revenue	4.000%	9/1/32		3,370	3,859
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33		5,500	5,771
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/35		3,705	3,852
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/26		1,230	1,514
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/29		1,390	1,738
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/30		1,750	1,907
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/35		4,670	5,718
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/36		2,415	2,948
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24		2,185	2,525
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25		2,890	3,441
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26		4,250	5,112
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27		2,030	2,438
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Children’s Mercy Hospital)	5.000%	5/15/26		1,055	1,285
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26		2,045	2,324
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28		1,000	1,127
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/21		2,845	2,980
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22		3,490	3,775
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23		3,690	3,975
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/24		3,320	3,570
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/27		800	989
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/28		900	1,131
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/30		2,105	2,683
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/31		1,425	1,802
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/32		1,225	1,540
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/35		500	621
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/36		450	557
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/37		520	583
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/38		855	955
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/39		600	668
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/20	(Prere.)	5,305	5,420
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26		3,015	3,475
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27		4,525	5,201

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	4,014
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	7,015	8,024
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,562
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,414
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	11/15/20	3,975	4,134
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.250%	11/15/25	8,000	8,307
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/27	1,820	2,270
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/29	1,995	2,538
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	11/15/30	5,000	5,164
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/30	1,355	1,714
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/32	1,500	1,876
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	11/15/33	5,200	5,695
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/35	5,260	5,967
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/36	6,550	8,089
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/37	5,325	5,987
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33	3,530	3,863
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36	2,615	3,052
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/32	1,555	1,753
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/36	4,560	5,098
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/25	850	979
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/26	750	881
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/28	1,000	1,168
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/29	1,150	1,338
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/30	400	463
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/31	1,350	1,558
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/32	500	576
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/33	550	632
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	34,000	39,124
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/36	1,800	2,004
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/37	2,500	2,774
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,113
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22	5,440	5,954
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,035	17,546
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,925	3,355
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,374
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,260	3,820
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,625
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,818
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,486
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	11,560
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	5,245	5,865
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36	10,000	11,828
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,312
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,283
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24	3,050	3,542
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	2,875	3,382
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,910	2,275
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25	2,270	2,699
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	4,113
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	6,800	8,078
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,520	2,924
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31	2,500	3,177

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32		4,060	5,137
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33		2,700	3,407
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/34		2,250	2,832
	St. Louis MO Parking Revenue	5.000%	12/15/24	(4)	1,000	1,163
	St. Louis MO Parking Revenue	5.000%	12/15/25	(4)	1,000	1,190
	St. Louis MO Parking Revenue	5.000%	12/15/26	(4)	1,000	1,196
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34		3,050	3,584
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35		2,000	2,347
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36		3,000	3,516
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/37		5,000	5,850
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/26		2,550	2,942
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/29		4,200	4,764
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/30		4,835	5,446
	University City MO School District GO	0.000%	2/15/33		2,850	2,083
	Wentzville MO School District GO (Direct Deposit Program)	4.000%	3/1/31		5,580	6,389
	Wentzville MO School District No. R-4 GO	4.000%	3/1/25		2,185	2,322
						607,939
Montana (0.1%)
	Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23		20,000	20,381
1	Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31		2,770	2,930
	Montana Board of Regents Higher Education Revenue (University of Montana)	3.000%	11/15/34		2,525	2,644
	Montana Board of Regents Higher Education Revenue (University of Montana)	3.000%	11/15/36		890	927
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/27		500	613
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/28		355	443
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/30		365	452
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/33		405	494
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/34		585	712
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/35		425	516
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/36		670	810
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/37		1,260	1,515
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/38		1,010	1,211
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/28		2,500	3,017
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/29		2,635	3,165
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/30		2,015	2,402
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/31		2,000	2,370
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/29		5,000	6,415
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/30		5,000	6,507
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/31		6,955	8,985
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/32		7,515	9,676
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/33		2,750	3,528
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/34		1,000	1,279
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/35		4,000	4,623
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/36		3,675	4,234
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/37		3,250	3,703
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/38		2,250	2,572
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/39		830	944
						97,068
Multiple States (0.3%)
1,6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30		14,935	15,343
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36		13,302	14,830
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.150%	1/15/36		13,990	14,993
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.470%	11/1/19		14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.470%	11/1/19		36,000	36,000
5	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.190%	11/7/19	LOC	20,000	20,000
5	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.190%	11/7/19	LOC	80,600	80,600
						195,766
Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/26		4,065	4,804
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		3,000	3,609
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		9,770	10,613
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28		3,165	3,871

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/29		5,000	6,194
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/31		5,000	6,336
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32		5,375	5,834
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/33		4,000	5,163
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/34		5,000	6,532
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		86,500	96,361
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		166,580	167,050
Douglas County NE GO	5.000%	12/15/27		2,000	2,547
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/23		1,910	2,166
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/24		1,400	1,629
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/25		2,005	2,390
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/26		1,160	1,373
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/27		1,770	2,087
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/28		1,250	1,470
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/29		1,895	2,220
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	5.000%	12/15/30		450	586
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	5.000%	12/15/31		325	422
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/32		325	384
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/33		375	441
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/34		350	410
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/35		350	409
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/21		1,000	1,046
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/22		860	900
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/24		1,320	1,407
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/25		1,000	1,064
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/32		5,050	5,341
Lincoln NE Electric System Revenue	5.000%	9/1/22	(Prere.)	1,010	1,114
Lincoln NE Electric System Revenue	5.000%	9/1/25		1,990	2,197
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26		3,065	3,317
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29		2,125	2,297
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		2,500	2,700
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32		2,800	3,021
Nebraska Public Power District Revenue	5.000%	1/1/30		1,000	1,072
Nebraska Public Power District Revenue	5.000%	1/1/30		2,000	2,144
Nebraska Public Power District Revenue	5.000%	1/1/31		1,970	2,111
Nebraska Public Power District Revenue	5.000%	1/1/31		1,250	1,339
Nebraska Public Power District Revenue	5.000%	1/1/31		2,000	2,143
Nebraska Public Power District Revenue	5.000%	1/1/32		2,095	2,245
Nebraska Public Power District Revenue	5.000%	1/1/32		1,470	1,575
Nebraska Public Power District Revenue	5.000%	1/1/33		2,325	2,491
Nebraska Public Power District Revenue	5.000%	1/1/33		1,250	1,339
Nebraska Public Power District Revenue	5.000%	1/1/33		5,025	5,384
Nebraska Public Power District Revenue	5.000%	1/1/34		1,500	1,607
Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29		3,065	3,550
Omaha NE Public Power District Electric Revenue	4.000%	2/1/22	(Prere.)	12,000	12,763
Omaha NE Public Power District Electric Revenue	5.000%	2/1/27		2,400	2,918
Omaha NE Public Power District Electric Revenue	5.000%	2/1/35		3,175	3,923
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36		7,250	8,934
Omaha NE Public Power District Electric Revenue	5.000%	2/1/37		2,600	3,195
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/25		1,875	2,093
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/26		1,975	2,235
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/27		3,470	4,028
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/29		1,500	1,727
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/30		4,065	4,663
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/31		4,030	4,596
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/32		4,265	4,846
University of Nebraska Student Fee Revenue	5.000%	7/1/22	(ETM)	4,015	4,422
University of Nebraska Student Fee Revenue	5.000%	7/1/22	(Prere.)	1,645	1,806
					448,454

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Nevada (1.1%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21		2,330	2,468
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27		3,500	3,811
Clark County NV Airport Improvement Revenue	5.000%	7/1/21		2,000	2,012
Clark County NV GO	5.000%	7/1/21		6,075	6,452
Clark County NV GO	5.000%	6/1/26		2,020	2,483
Clark County NV GO	5.000%	7/1/26		2,475	2,965
Clark County NV GO	5.000%	6/1/27		2,625	3,289
Clark County NV GO	5.000%	11/1/30		6,375	8,179
Clark County NV GO	4.000%	6/1/31		17,000	19,568
Clark County NV GO	4.000%	11/1/31		5,935	6,764
Clark County NV GO	5.000%	11/1/31		6,545	8,365
Clark County NV GO	5.000%	11/1/31		1,415	1,664
Clark County NV GO	4.000%	6/1/32		12,000	13,728
Clark County NV GO	4.000%	11/1/32		1,000	1,136
Clark County NV GO	5.000%	11/1/32		6,730	8,565
Clark County NV GO	5.000%	7/1/33		16,290	18,018
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21		2,810	2,981
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27		1,510	1,892
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/28		1,795	2,242
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/29		2,115	2,634
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31		5,000	5,759
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/35		10,390	12,656
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36		6,600	8,004
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/37		5,530	6,686
Clark County NV School District GO	5.000%	6/15/27	(4)	8,975	11,023
Clark County NV School District GO	5.000%	6/15/28	(4)	9,430	11,594
Clark County NV School District GO	4.000%	6/15/30	(4)	10,505	11,900
Clark County NV School District GO	4.000%	6/15/31	(4)	10,930	12,339
Clark County NV School District GO	4.000%	6/15/32	(4)	11,465	13,225
Clark County NV School District GO	4.000%	6/15/33	(4)	11,920	13,633
Clark County NV School District GO	4.000%	6/15/33	(4)	10,000	11,231
Clark County NV School District GO	4.000%	6/15/34	(4)	12,400	14,134
Clark County NV School District GO	4.000%	12/1/36		20,440	23,259
Clark County NV School District GO	4.000%	12/1/37		20,000	22,667
Clark County NV School District GO	4.000%	12/1/38		21,055	23,803
Clark County NV Water Reclamation District GO	5.000%	7/1/20		3,695	3,789
Clark County NV Water Reclamation District GO	5.000%	7/1/21		3,880	4,127
Clark County NV Water Reclamation District GO	4.000%	7/1/32		1,000	1,131
Clark County NV Water Reclamation District GO	4.000%	7/1/34		2,000	2,239
Humboldt County NV Pollution Control Revenue (Idaho Power Co.)	1.450%	12/1/24		10,000	9,889
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25		2,080	2,486
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25		1,100	1,315
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/26		700	855
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27		1,815	2,203
Las Vegas NV GO	4.000%	6/1/20		3,360	3,415
Las Vegas NV GO	4.000%	6/1/21		3,500	3,656
Las Vegas NV GO	5.000%	6/1/21		1,400	1,484
Las Vegas NV GO	5.000%	9/1/24		5,690	6,691
Las Vegas NV GO	5.000%	9/1/25		6,070	7,326
Las Vegas NV GO	5.000%	9/1/27		5,225	6,334
Las Vegas NV GO	4.000%	6/1/30		4,610	5,252
Las Vegas NV GO	4.000%	6/1/31		4,795	5,429
Las Vegas NV GO	4.000%	6/1/32		4,990	5,620
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/26		565	690
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/27		795	919
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/28		730	842
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/29		500	575
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/30		600	688
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/31		725	830
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/32		500	571
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/33		500	569
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/34		400	455
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		4,025	4,697
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		2,665	3,110
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25		2,360	2,833
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25		2,050	2,461
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26		2,075	2,555
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27		10,460	11,117
Las Vegas Valley Water District Nevada GO	5.000%	9/15/27		4,110	4,946
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		3,500	4,227

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		4,000	4,831
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		2,000	2,335
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		4,500	4,913
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		3,295	3,970
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		6,040	6,591
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		2,000	2,182
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		4,150	4,970
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		6,000	7,185
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		19,610	24,644
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39		43,150	54,047
Nevada GO	5.000%	4/1/22		17,000	18,551
Nevada GO	5.000%	11/1/23		28,500	32,735
Nevada GO	5.000%	11/1/25		34,000	40,677
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		28,000	31,882
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33		26,170	29,642
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28	(2)	165	165
Reno NV Hospital Revenue (Renown Regional Medical Center) VRDO	1.110%	11/7/19	LOC	20,010	20,010
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/30		500	624
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/31		500	621
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	(4)	450	552
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/35		500	615
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/36		615	754
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/37		500	611
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38		500	609
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38	(4)	650	780
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/26		4,080	5,030
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/27		3,205	4,039
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/30		3,580	4,438
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32		4,650	5,619
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34		7,750	9,328
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35		1,750	2,102
					761,507
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24		6,000	6,424
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25		2,140	2,351
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26		1,070	1,174
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27		1,360	1,489
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/28		2,920	3,277
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/29		3,050	3,402
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/27		2,500	2,682
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/21	(Prere.)	10,000	10,547
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28		1,500	1,735
					33,081
New Jersey (2.9%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25	(4)	4,955	5,956
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26	(4)	4,695	5,776
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27	(4)	3,000	3,669
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23	(14)	10,020	11,682
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23	(2)	3,635	4,232
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24	(2)	3,720	4,467
Jersey City NJ GO	5.000%	3/1/20		1,610	1,630
Jersey City NJ GO	5.000%	3/1/21		1,200	1,256
Maple Shade Township NJ School District GO	3.000%	7/15/32	(4)	1,855	1,923
Maple Shade Township NJ School District GO	3.000%	7/15/33	(4)	1,860	1,920
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	3,910
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24	(4)	1,000	1,144
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26	(4)	2,205	2,497
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27	(4)	2,775	3,129
New Jersey Economic Development Authority Revenue	5.000%	12/15/19	(ETM)	4,905	4,926
New Jersey Economic Development Authority Revenue	5.000%	12/15/19		12,505	12,555
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		16,500	17,420
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		25,000	27,152
New Jersey Economic Development Authority Revenue	5.000%	6/15/26		2,500	2,935
New Jersey Economic Development Authority Revenue	5.000%	6/15/27		2,500	2,967
New Jersey Economic Development Authority Revenue	5.250%	6/15/27		4,745	5,488
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		30,000	35,984
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		33,000	39,408
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		10,300	12,262

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	5.250%	6/15/32		5,000	5,711
New Jersey Economic Development Authority Revenue	5.250%	6/15/33		8,495	9,696
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		12,000	12,969
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		7,550	8,141
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28	(15)	6,500	7,869
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31	(15)	3,750	3,900
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(12)	5,000	5,405
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	7,975	8,602
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23		8,690	9,087
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23	(14)	51,630	58,565
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		1,000	1,049
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,985	3,245
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	26,130	31,453
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	35,500	43,025
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		4,205	4,554
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	32,500	40,081
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		5,515	5,962
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/28	(14)	4,090	5,124
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/29	(14)	9,000	11,434
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/26		4,345	4,758
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20		2,075	2,112
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20	(Prere.)	5,000	5,122
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26	(4)	1,000	1,202
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27	(4)	1,695	2,073
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28	(4)	2,000	2,430
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29	(4)	2,000	2,416
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	(4)	1,500	1,803
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24	(4)	2,000	2,322
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25	(4)	3,080	3,671
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26	(4)	3,075	3,636
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28	(4)	2,495	2,934
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		8,300	8,513
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22		2,360	2,601
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34		10,000	12,444
New Jersey GO	5.000%	8/15/20		30,000	30,878
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21		8,140	8,645
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		3,415	3,818
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25		12,965	14,439
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26		12,505	13,855
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28		13,835	15,226
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		2,735	3,001
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33		5,000	5,438
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/21	(Prere.)	3,700	3,906
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(ETM)	1,315	1,323
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(Prere.)	930	936
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(ETM)	805	810
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(Prere.)	570	573
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/20		3,010	3,083
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		2,000	2,122
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/22		2,055	2,254
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/26		1,000	1,094
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/28		2,010	2,473
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/30		1,000	1,219
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/31		1,100	1,337
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center Obligated Group)	5.000%	7/1/23	(Prere.)	890	1,010

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center Obligated Group)	5.000%	7/1/23	(Prere.)	4,110	4,670
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24		2,040	2,378
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25		1,345	1,611
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26		1,800	2,208
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24		2,415	2,750
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25		1,685	1,962
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27		2,420	2,855
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29		1,250	1,465
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30		1,140	1,330
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20		2,885	2,892
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,400	2,998
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/28		840	1,060
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		12,270	14,079
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		5,000	5,737
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		24,475	28,932
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		8,530	10,047
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		14,155	16,672
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		27,150	31,842
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		10,515	12,273
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		3,330	3,887
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		3,160	3,678
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27		14,000	16,795
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/28		21,550	25,910
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		16,000	18,948
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31		2,500	2,952
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31		5,000	5,904
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		5,000	5,867
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		17,550	20,516
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		17,550	20,464
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		4,675	5,440
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20		7,105	7,257
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		2,025	2,202
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23		2,500	2,789
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24		3,265	3,723
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		6,000	6,950
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27		5,000	5,818
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28		5,025	5,817
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		2,500	2,867
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34		5,000	5,726
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		7,545	7,575
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		1,610	1,617
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		5,000	5,021
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	(14)	25,000	25,106
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		1,540	1,547
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		3,825	3,907
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		4,805	4,930
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		17,590	18,318
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	9,000	9,381
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	30,000	31,324
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		12,100	13,043
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	3,745	4,068
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		14,375	15,570
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	25,000	27,106
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	30,900	34,347
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,770	4,188
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		29,000	32,436
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		2,500	2,851
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24	(14)	12,500	14,667
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		18,365	21,175
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		72,680	63,107
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,025	890
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		3,500	3,690
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		17,500	18,503
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	25,590	18,196
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	3,000	3,247
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	20,460	22,533
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	23,590	25,980
New Jersey Turnpike Authority Revenue	5.500%	1/1/25	(2)	13,015	15,761
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		8,510	9,491
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		3,760	4,663

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		3,740	4,638
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		17,290	21,256
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		4,675	5,879
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		29,705	36,310
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		3,000	3,746
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		7,000	8,652
New Jersey Turnpike Authority Revenue	4.000%	1/1/33		28,000	32,015
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		5,010	6,175
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		3,000	3,423
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		67,500	77,017
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		5,000	6,149
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		2,000	2,276
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		1,340	1,514
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		2,430	2,671
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24		2,800	3,074
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		2,000	2,183
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		1,215	1,392
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29		1,500	1,714
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	(4)	1,750	2,240
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30		1,000	1,139
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	(4)	1,250	1,591
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31		1,190	1,353
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	(4)	1,250	1,586
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32		1,000	1,134
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	(4)	1,000	1,264
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/33	(4)	250	315
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34		1,000	1,131
Sussex County NJ GO	5.000%	2/15/23		5,485	6,175
Sussex County NJ GO	5.000%	2/15/24		4,376	5,076
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		19,510	23,311
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		17,220	17,594
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27		26,545	32,273
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28		4,005	4,944
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29		17,280	21,216
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		5,500	6,710
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		20,940	25,396
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32		22,165	26,741
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33		9,000	10,824
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		31,990	38,257
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		29,775	35,493
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		36,700	43,594
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		22,500	26,626
Toms River NJ Board of Education GO	3.000%	7/15/29		6,000	6,330
Toms River NJ Board of Education GO	3.000%	7/15/30		3,000	3,149
Toms River NJ Board of Education GO	3.000%	7/15/31		6,000	6,275
Toms River NJ Board of Education GO	3.000%	7/15/32		6,000	6,251
Toms River NJ Board of Education GO	3.000%	7/15/33		3,000	3,115
Toms River NJ Board of Education GO	3.000%	7/15/34		8,720	9,021
					2,041,354
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24		4,625	5,415
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/29		2,560	3,129
Albuquerque NM Municipal School District No. 12 GO	4.000%	8/1/30		2,500	2,804
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30		1,250	1,519
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/31		1,700	2,061
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/32		1,910	2,309
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19		1,500	1,504
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20		1,500	1,544
New Mexico Finance Authority Revenue	5.000%	6/15/22		1,850	2,032
New Mexico Finance Authority Revenue	5.000%	6/15/23		1,380	1,565
New Mexico Finance Authority Revenue	5.000%	6/15/27		1,480	1,857
New Mexico Finance Authority Revenue	5.000%	6/15/28		1,460	1,863
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		2,695	2,860
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		3,330	3,777
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26		17,720	18,930
New Mexico GO	5.000%	3/1/23	(ETM)	15,925	17,903
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/24		930	1,085
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/25		1,010	1,211

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/26		1,060	1,267
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/27		1,465	1,745
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/29		3,000	3,552
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/30		3,000	3,539
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/31		3,685	4,337
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/32		2,500	2,933
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		100,000	116,982
3	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/34		650	736
3	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/39		480	536
						208,995
New York (14.5%)
	Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20	(Prere.)	2,575	2,644
	Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20	(Prere.)	2,680	2,752
	Battery Park City NY Authority Revenue	5.000%	11/1/38		3,000	3,843
	Battery Park City NY Authority Revenue	5.000%	11/1/39		7,925	10,117
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	1/15/20	(Prere.)	6,735	6,799
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26		3,000	3,552
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/33		1,340	1,612
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/34		1,000	1,199
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/36		1,010	1,201
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/37		1,035	1,227
	Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24		1,240	1,440
	Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24		1,850	2,148
	Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25		1,310	1,562
	Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25		4,190	4,996
	Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26		1,460	1,782
	Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28		5,470	6,614
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29		600	760
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29		325	412
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30		625	787
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/32		575	719
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/33		525	655
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/34		850	1,057
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/35		1,300	1,613
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/36		1,650	2,042
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/26		6,775	7,179
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/27		8,560	9,067
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/29		6,315	6,687
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31		2,500	2,646
	Freeport NY GO	5.000%	1/15/20		2,070	2,086
	Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/28		2,270	2,485
	Hempstead NY GO	4.000%	4/1/28	(4)	7,125	8,073
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		7,500	9,163
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		12,100	14,746
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		24,300	29,460
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		13,360	16,145
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27		3,380	4,238
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		10,000	10,989
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		2,000	2,463
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32		1,000	1,226
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		8,600	10,638
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,000	2,425
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		4,850	5,957
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38		3,850	4,716
	Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24		16,500	16,536
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		125,000	131,672
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22		219,850	238,825
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34		2,500	3,090
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/24		5,000	5,838
3	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/24		18,320	21,272
	Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/22		192,000	212,479

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/20		3,650	3,720
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/29		2,270	2,860
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/30		2,550	3,194
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/32		1,820	2,259
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33		1,740	2,152
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		260	261
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		2,000	2,424
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		2,780	3,369
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26		2,515	3,126
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27		1,880	2,391
Nassau County NY GO	4.000%	10/1/20	(Prere.)	5,245	5,385
Nassau County NY GO	5.000%	4/1/22		14,850	16,183
Nassau County NY GO	4.000%	10/1/22		8,755	8,969
Nassau County NY GO	5.000%	4/1/23		15,665	17,620
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/21		2,605	2,761
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25		1,400	1,612
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/26		1,740	1,997
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27		3,090	3,528
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24		3,245	3,682
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25		3,485	4,039
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26		3,660	4,276
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/27		3,305	3,847
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29		1,750	2,008
New York City NY GO	5.000%	8/1/20		5,025	5,169
New York City NY GO	5.000%	8/1/20		14,000	14,400
New York City NY GO	5.000%	8/1/20		32,355	32,450
New York City NY GO	5.000%	8/1/21		5,030	5,362
New York City NY GO	5.000%	8/1/21		10,000	10,660
New York City NY GO	5.000%	8/1/21		4,000	4,264
New York City NY GO	5.000%	8/1/21		58,635	58,809
New York City NY GO	5.000%	8/1/21		15,750	16,207
New York City NY GO	5.000%	8/1/21		5	5
New York City NY GO	5.000%	10/1/21		7,545	8,090
New York City NY GO	5.000%	8/1/22		6,800	7,503
New York City NY GO	5.000%	8/1/22		2,500	2,759
New York City NY GO	5.000%	8/1/22		5,500	6,069
New York City NY GO	5.000%	8/1/22		1,475	1,628
New York City NY GO	5.000%	8/1/22		18,475	19,010
New York City NY GO	5.000%	8/1/22		6,020	6,194
New York City NY GO	5.000%	8/1/22		7,515	8,292
New York City NY GO	5.000%	8/1/22		6,450	7,117
New York City NY GO	5.250%	8/15/22		5	5
New York City NY GO	5.000%	8/1/23		3,150	3,586
New York City NY GO	5.000%	8/1/23		4,005	4,559
New York City NY GO	5.000%	8/1/23		2,000	2,006
New York City NY GO	5.000%	8/1/23		14,590	16,099
New York City NY GO	5.000%	8/1/23		3,690	4,139
New York City NY GO	5.000%	8/1/23		7,740	8,681
New York City NY GO	5.000%	8/1/23		3,905	4,446
New York City NY GO	5.000%	8/1/23		5,710	6,500
New York City NY GO	5.250%	8/15/23		5	5
New York City NY GO	5.000%	10/1/23		4,465	4,954
New York City NY GO	5.000%	4/1/24		17,335	18,895
New York City NY GO	5.000%	8/1/24		17,185	20,143
New York City NY GO	5.000%	8/1/24		14,000	16,410
New York City NY GO	5.000%	8/1/24		15,210	17,828
New York City NY GO	5.000%	8/1/24		4,675	5,480
New York City NY GO	5.000%	8/1/24		8,085	8,318
New York City NY GO	5.000%	8/1/24		5,310	5,661
New York City NY GO	5.000%	8/1/24		4,025	4,436
New York City NY GO	5.000%	8/1/24		20,010	22,765

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	10/1/24		4,500	4,986
	New York City NY GO	5.000%	10/1/24		5,000	5,363
	New York City NY GO	5.000%	12/1/24		5,200	6,153
	New York City NY GO	5.000%	8/1/25		3,630	4,371
	New York City NY GO	5.000%	8/1/25		15,510	18,677
	New York City NY GO	5.000%	8/1/25		2,215	2,667
	New York City NY GO	5.000%	8/1/25		10,640	12,813
	New York City NY GO	5.000%	8/1/25		35,345	42,562
	New York City NY GO	5.000%	8/1/25		1,665	2,005
	New York City NY GO	5.000%	8/1/25		11,770	14,173
	New York City NY GO	5.000%	8/1/25		5,000	5,510
	New York City NY GO	5.000%	8/1/25		3,300	3,576
	New York City NY GO	5.000%	10/1/25		10,985	12,171
	New York City NY GO	5.000%	12/1/25		18,090	21,975
	New York City NY GO	5.000%	4/1/26		10,000	10,885
	New York City NY GO	5.000%	8/1/26		12,750	15,694
	New York City NY GO	5.000%	8/1/26		24,805	30,533
	New York City NY GO	5.000%	8/1/26		6,765	8,101
	New York City NY GO	5.000%	8/1/26		5,040	5,544
	New York City NY GO	5.000%	8/1/26		9,735	11,033
	New York City NY GO	5.000%	8/1/26		14,215	16,110
	New York City NY GO	5.000%	10/1/26		23,890	26,411
	New York City NY GO	5.000%	4/1/27		14,780	16,081
	New York City NY GO	5.000%	8/1/27		20,110	24,680
	New York City NY GO	5.000%	8/1/27		6,600	7,475
	New York City NY GO	5.000%	8/1/27		4,705	5,089
	New York City NY GO	5.000%	10/1/27		15,000	16,579
	New York City NY GO	5.000%	8/1/28		18,000	19,461
	New York City NY GO	5.000%	8/1/28		9,300	10,826
	New York City NY GO	5.000%	3/1/29		27,590	31,633
	New York City NY GO	5.000%	8/1/29		1,860	2,314
	New York City NY GO	5.000%	8/1/29		9,715	10,986
	New York City NY GO	5.000%	3/1/30		16,230	18,584
	New York City NY GO	5.000%	8/1/30		5,390	6,252
	New York City NY GO	5.000%	8/1/30		23,000	24,485
	New York City NY GO	5.000%	8/1/30		10,655	12,035
	New York City NY GO	5.000%	8/1/30		6,845	7,731
	New York City NY GO	5.000%	3/1/31		33,315	38,114
	New York City NY GO	4.000%	8/1/31		30,000	33,928
	New York City NY GO	5.000%	10/1/31		34,050	36,445
	New York City NY GO	5.000%	12/1/31		3,035	3,695
	New York City NY GO	5.000%	8/1/32		1,475	1,570
	New York City NY GO	5.000%	3/1/33		6,905	7,682
	New York City NY GO	5.000%	8/1/33		5,000	5,828
	New York City NY GO	5.000%	8/1/33		5,000	6,179
	New York City NY GO	5.000%	12/1/33		11,750	14,205
2	New York City NY GO	5.000%	12/1/34		4,000	4,826
	New York City NY GO	5.000%	4/1/35		8,000	9,881
	New York City NY GO	4.000%	8/1/35		15,010	16,747
	New York City NY GO	5.000%	12/1/35		3,000	3,606
	New York City NY GO	5.000%	4/1/36		12,750	15,706
	New York City NY GO	5.000%	10/1/36		4,000	4,877
	New York City NY GO	5.000%	8/1/39		10,000	12,520
5	New York City NY GO TOB VRDO	1.370%	11/1/19	LOC	15,800	15,800
	New York City NY GO VRDO	1.090%	11/7/19		3,050	3,050
	New York City NY GO VRDO	1.140%	11/7/19	LOC	19,400	19,400
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24		3,500	3,537
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		19,200	19,392
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26		12,940	14,550
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		17,300	19,517
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		22,000	24,765
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		12,500	14,036
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.500%	11/1/33		5,000	5,318
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38		8,000	8,479
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		34,510	36,405
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48		9,000	9,267
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		1,000	1,041
	New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.130%	11/7/19	LOC	30,800	30,800
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	23,235	24,673
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		2,645	2,806
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		35,000	37,124

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27		17,825	22,662
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		5,000	5,811
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		41,500	43,991
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		24,500	25,929
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		9,000	9,212
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		30,000	32,849
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,560	6,676
2	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		17,500	18,517
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,545	5,867
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/33		10,160	12,453
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33		5,000	6,302
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		5,165	6,186
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		50,000	56,105
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		16,700	19,960
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,425	11,984
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		22,165	26,439
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37		13,360	15,011
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		13,000	15,995
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		26,945	32,889
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		28,000	32,765
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		110,610	138,305
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		5,000	6,137
5	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue PUT VRDO	1.150%	11/7/19	LOC	10,000	10,000
5	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.370%	11/1/19	LOC	12,600	12,600
5	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.370%	11/1/19	LOC	12,600	12,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.120%	11/7/19		23,600	23,600
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24		16,210	19,293
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28		6,000	7,071
	New York City NY Sales Tax Asset Receivable Corp. Revenue	4.000%	10/15/32		2,905	3,244
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25		10,085	12,143
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		11,000	13,141
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		15,000	17,860
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		5,025	5,964
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		9,000	10,781
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		5,285	6,257
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		14,575	17,998
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		18,000	19,136
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		6,000	6,594
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		5,020	5,930
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		3,950	4,337
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		10,000	11,793
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		10,000	11,780
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		10,000	11,844
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		3,890	4,850
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		10,000	11,814
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		845	1,049
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		2,500	2,846
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37		6,800	7,700
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		29,665	33,446
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		5,000	5,637
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38		3,350	4,113
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	(Prere.)	45	45
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		9,835	9,835
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		2,535	2,535
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		13,500	14,015
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		16,050	17,273
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		4,350	4,844
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23		16,780	18,354
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23		14,235	16,380
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24		6,000	6,283
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		12,395	14,699
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		20,035	23,759
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,985	2,354
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		6,010	6,464
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		15,550	16,723
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,095	1,178
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		14,245	15,834
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		10,030	11,674
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		4,295	4,496
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,374
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,374

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	5,912
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	10,768
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	11,297
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	2,831
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	9,262
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	8,589
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,541
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,296
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	26,848
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	10,821
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,020	5,869
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	8,419
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	13,524
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30	7,240	8,258
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	5,000	5,228
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	20,664
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,010	9,555
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	26,262
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,060	12,243
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	14,105
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	15,855	19,489
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	15,922
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	17,704
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,716
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	19,418
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	10,500	12,805
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	7,985	9,613
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	14,070	17,245
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	20,000	24,514
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	14,037
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	16,270
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	14,415	17,532
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	9,615	10,427
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	12,002
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	24,110	29,468
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	18,324
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	13,219
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	30,975
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	19,650	23,260
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	9,500	11,471
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	7,010	8,342
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	17,060	20,701
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	8,930	10,125
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	20,000	24,384
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	25,342
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	15,731
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	10,020	12,070
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	24,240	29,343
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	7,000	7,906
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,526
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	20,000	24,325
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	27,145	31,329
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,728
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	10,050	12,084
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,895	7,751
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	24,090	29,224
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37	20,995	24,088
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	21,790	24,895
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	5,000	6,006
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/39	10,000	11,377
5	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.150%	11/7/19	6,300	6,300
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.300%	11/1/19	32,340	32,340
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	27,335	34,013
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	47,000	58,326
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	6,000	7,356
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/38	2,500	2,835
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/38	5,710	7,031
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	9,000	11,222
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	27,000	33,585
	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,921

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35		15,000	18,665
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36		18,000	22,338
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/37		35,000	43,246
5	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.370%	11/1/19	LOC	10,055	10,055
	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	1.350%	11/1/19		48,210	48,210
	New York Convention Center Development Corp. Revenue	0.000%	11/15/34		5,500	3,742
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		13,200	14,170
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		14,000	15,213
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		21,230	28,944
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		34,225	35,520
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	22,625	23,613
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	9,000	9,393
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	20,730	21,635
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	24,500	25,570
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/21	(Prere.)	8,000	8,607
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		19,000	20,408
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,500	1,621
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	12,125	13,105
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	3,850	4,161
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21	(4)	15,900	17,234
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		8,425	9,355
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		10,000	11,104
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	13,665	15,306
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	12,735	14,264
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	1,370	1,561
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,300	2,620
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	1,695	1,931
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,520	6,288
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,480	6,243
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	12,705	14,449
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		42,000	48,013
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		6,675	7,387
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		5,035	5,756
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		6,680	7,389
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		10,020	11,767
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		11,500	13,836
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		31,050	34,309
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		7,045	8,654
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		3,000	3,685
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		4,000	4,913
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		5,400	5,958
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		2,150	2,692
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		20,500	24,954
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		4,515	5,662
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		15,000	16,518
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		3,585	4,384
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		9,575	11,937
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		5,000	6,082
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		20,000	24,733
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		10,260	11,284
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30		5,500	6,600
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		60,000	68,905
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		7,000	8,105
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		50,000	57,150
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		13,055	14,475
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,000	5,757
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34		19,605	21,742
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37		1,000	1,119
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	5,525	5,638
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	3,195	3,453
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	4,790	5,177
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	7,245	7,831
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	11,530	12,462
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	6,125	6,620
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	10,360	11,197
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	10,910	11,792
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	11,415	12,338
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	2,000	2,167
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	10,500	11,375
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		48,000	52,117
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		6,805	7,310

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		10,210	10,963
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		15,045	18,782
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		8,000	5,828
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/32		4,000	4,586
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		27,000	30,826
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33		10,900	13,278
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34		11,445	13,896
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		5,000	6,163
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		59,800	72,188
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund), SIFMA Municipal Swap Index Yield + 0.950%	2.070%	11/1/19		8,000	8,000
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		26,970	27,015
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		97,045	103,123
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22	(Prere.)	2,000	2,240
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26		2,500	2,758
	New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19		8,450	8,459
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20		18,000	18,178
	New York NY GO	5.000%	6/1/24		1,050	1,225
	New York NY GO	5.000%	8/1/25		10,310	12,415
	New York NY GO	5.000%	8/1/28		30,300	37,869
	New York NY GO	4.000%	10/1/35		3,000	3,475
	New York NY GO	5.000%	12/1/35		11,695	14,616
	New York NY GO	5.000%	10/1/36		11,020	13,967
	New York NY GO	4.000%	8/1/37		22,745	26,096
	New York NY GO	5.000%	12/1/37		9,900	12,290
	New York NY GO	4.000%	8/1/38		20,000	22,875
	New York NY GO	5.000%	10/1/38		8,940	11,252
	New York NY GO	5.000%	10/1/39		2,780	3,490
	New York NY GO	3.000%	10/1/41		21,575	22,072
	New York NY GO VRDO	1.300%	11/1/19		28,610	28,610
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20	(Prere.)	5	5
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20	(ETM)	5	5
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20		13,275	13,654
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		10,010	10,321
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22		2,000	2,062
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20	(Prere.)	3,925	4,029
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20	(Prere.)	4,330	4,444
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	2,000	2,132
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	2,320	2,473
	New York State Dormitory Authority Revenue	5.000%	1/15/26		1,600	1,954
	New York State Dormitory Authority Revenue	5.000%	7/1/26		1,650	2,050
	New York State Dormitory Authority Revenue	5.000%	10/1/26	(4)	3,000	3,731
	New York State Dormitory Authority Revenue	5.000%	1/15/27		3,910	4,883
	New York State Dormitory Authority Revenue	5.000%	7/1/27		1,785	2,269
	New York State Dormitory Authority Revenue	5.000%	10/1/27	(4)	2,590	3,216
	New York State Dormitory Authority Revenue	5.000%	10/1/28	(4)	2,430	3,008
	New York State Dormitory Authority Revenue	5.000%	10/1/29	(4)	2,145	2,644
	New York State Dormitory Authority Revenue	3.000%	10/1/31		16,380	17,221
	New York State Dormitory Authority Revenue	5.000%	10/1/31	(4)	1,315	1,610
	New York State Dormitory Authority Revenue	5.000%	3/15/32		12,525	15,595
	New York State Dormitory Authority Revenue	3.000%	10/1/32		14,180	14,809
	New York State Dormitory Authority Revenue	5.000%	10/1/32	(4)	1,000	1,220
	New York State Dormitory Authority Revenue	5.000%	3/15/35		38,335	47,311
	New York State Dormitory Authority Revenue	5.000%	3/15/36		26,845	33,381
	New York State Dormitory Authority Revenue	5.000%	7/1/39		4,020	5,003
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20	(Prere.)	215	221
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21		4,785	4,907
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/20		6,485	6,653
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/21		3,500	3,727
	New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/21	(Prere.)	1,070	1,141
	New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/21	(Prere.)	1,625	1,736
	New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/21	(Prere.)	1,200	1,283
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24		9,355	10,916
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28		6,500	7,700
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29		10,000	11,789
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30		4,500	5,283
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32		12,000	14,008
	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22	(Prere.)	1,500	1,625
	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22	(Prere.)	1,000	1,084
	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22	(Prere.)	1,000	1,084
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	(ETM)	10	10

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/26		5,850	7,071
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/27		3,750	4,626
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/28		2,125	2,665
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26		3,640	3,730
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.000%	7/1/21		1,500	1,536
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26		4,080	5,069
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34		15,010	18,235
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35		17,500	21,215
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36		9,000	10,881
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/38		7,500	8,270
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	10	10
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	30	30
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	25	25
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	20	20
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/18/20	(Prere.)	990	1,001
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		11,990	12,121
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		36,455	38,248
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	920	1,001
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	3,835	4,174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	1,340	1,458
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		33,540	36,467
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		56,335	61,252
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		7,895	8,584
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22	(2)	7,020	7,736
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		25,140	28,259
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		8,605	9,699
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		35,015	39,465
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		25,500	28,507
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		4,695	5,101
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	(Prere.)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		36,095	41,874
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24		6,940	7,752
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		20,080	24,014
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		30,480	36,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		19,540	21,194
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		46,485	56,911
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		10,015	11,581
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		17,630	18,549
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		2,585	2,720
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		10,300	11,478
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/27	(Prere.)	15	18
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		10,045	11,607
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		20,000	23,660
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		21,020	26,322
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27		12,000	13,767
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		15,120	17,925
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		30,650	32,240
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		31,695	39,298
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		7,000	8,259
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		11,580	13,692
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		25,000	26,286
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		9,995	11,531
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		39,050	48,213
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		14,505	17,739
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29		25,000	26,283
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		18,905	20,470
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		10	10
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		10,015	11,486
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		32,000	33,624
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		20,740	23,848
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		53,000	58,923
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		8,335	10,653
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		17,240	18,705
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		1,765	2,147
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		7,500	8,110
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33		57,500	65,618
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,070	1,156
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,135	10,979
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		34,000	38,699

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		36,795	42,070
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		31,985	36,278
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		17,080	20,459
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		5,440	6,502
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		9,340	11,182
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38		2,990	3,555
5	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.150%	11/7/19		6,000	6,000
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(Prere.)	6,610	6,850
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(Prere.)	15,575	16,743
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(Prere.)	18,485	19,872
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(Prere.)	4,435	4,768
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	1,250	1,342
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21		800	860
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	(4)	390	403
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		780	834
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		500	555
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		950	1,018
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	(4)	1,035	1,145
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		1,250	1,383
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		6,290	6,952
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	(4)	1,500	1,656
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		1,000	1,107
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		7,595	8,362
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	(4)	1,000	1,103
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		1,000	1,107
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		65	70
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		750	829
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	(4)	1,500	1,765
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	475	523
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27		500	552
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	200	220
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28		425	469
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29		500	550
	New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/28		1,775	2,228
	New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29		1,545	1,929
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22		9,280	10,176
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		10,865	11,879
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29		3,015	3,296
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30		1,000	1,093
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/26		1,085	1,319
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/27		2,500	3,064
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/35		3,000	3,575
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/36		2,010	2,388
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		16,000	16,838
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		19,555	21,322
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23		2,730	3,080
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		14,895	17,337
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		35,000	41,897
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		12,885	15,424
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29		9,615	12,155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		5,140	6,428
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		51,000	62,222
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		6,000	7,236
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		27,610	32,663
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		17,625	21,218
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		32,000	37,787
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		14,260	17,260
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		37,165	44,877
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		18,500	22,771
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		18,835	22,682
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		22,500	27,592
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		5,000	6,116
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29		20,000	22,838
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		20,000	21,516
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/21		4,370	4,644
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23		2,345	2,669

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		10,000	10,620
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		5,060	5,739
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28		11,460	12,161
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		17,830	18,918
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30		16,230	17,220
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31		3,670	3,893
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32		5,040	6,240
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33		15,655	19,326
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33		4,375	5,494
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		8,000	9,855
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		7,170	8,984
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35		9,500	11,675
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35		5,420	6,773
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		9,500	11,639
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		6,830	8,512
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37		4,745	5,785
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37		9,960	12,370
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	10	11
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24		3,470	3,675
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25		6,030	6,386
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27		3,345	3,542
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28		6,150	6,507
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29		5,315	5,623
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30		1,835	1,941
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69		81,850	82,659
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69		14,640	14,777
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	21,195	22,991
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	7,000	7,593
New York State Thruway Authority Revenue	5.000%	1/1/26		1,900	2,309
New York State Thruway Authority Revenue	5.000%	1/1/34		4,100	4,835
New York State Thruway Authority Revenue	5.000%	1/1/35		3,000	3,530
New York State Thruway Authority Revenue	5.000%	1/1/36		4,025	4,726
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		18,600	19,607
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28		13,505	14,232
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30		22,175	23,356
New York State Urban Development Corp. Revenue	5.000%	3/15/27		3,125	3,764
New York State Urban Development Corp. Revenue	5.000%	3/15/35		28,920	35,027
New York State Urban Development Corp. Revenue	5.000%	3/15/36		44,080	53,260
New York State Urban Development Corp. Revenue	5.000%	3/15/37		46,400	55,912
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20		36,240	36,402
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21	(14)	10,000	10,591
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21		13,310	13,370
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		18,745	20,444
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		6,165	6,724
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	21,000	23,147
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		11,290	12,729

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		35,535	41,345
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		52,210	60,526
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		40,000	46,279
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		18,425	22,214
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		22,505	27,608
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		18,425	19,381
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27		6,015	7,342
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		24,055	29,257
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		10,000	11,197
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		12,550	14,052
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30		14,910	15,669
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		30,000	35,789
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		6,000	7,219
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		10,000	10,507
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		28,030	31,339
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		16,000	17,889
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		28,000	31,256
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		30,890	34,482
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34		30,025	35,631
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35		7,620	9,026
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20		8,215	8,266
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21		11,345	11,416
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,250	1,469
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/31		27,175	32,503
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/32		3,585	4,477
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		1,000	1,157
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		15,990	20,531
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		11,515	14,785
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		4,000	5,033
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		8,545	10,934
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		4,820	6,167
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		4,025	5,048
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/34		4,805	5,971
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/35		2,000	2,549
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/35		5,025	6,280
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/35		7,000	8,312
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		8,710	11,069
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		4,500	5,609
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/37		9,300	10,801
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/37		6,455	8,170
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/37		5,000	6,209
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/38		6,020	7,597
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/39		3,700	4,653
5	Port Authority of New York & New Jersey Revenue TOB VRDO	1.130%	11/7/19		2,625	2,625
5	Port Authority of New York & New Jersey Revenue TOB VRDO	1.140%	11/7/19		6,900	6,900
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28		25,000	26,101
	Suffolk County NY GO	5.000%	5/15/21	(4)	9,280	9,794
	Syracuse NY Industrial Development Agency Civic Facility Revenue (Syracuse University Project)	2.671%	12/1/29	(2)	4,275	4,275
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25		12,000	14,089
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		6,050	7,240
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27		10,430	12,699
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		7,190	8,710
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		8,250	9,940
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/31		10,000	11,901
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32		8,445	10,022
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33		5,000	5,916
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35		5,000	5,885
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	15,000	16,288
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	15,000	16,288
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		11,000	12,687
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		8,185	10,150
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		10,000	12,354
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		28,665	20,936
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32		14,270	17,556
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		14,900	17,901
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		3,000	3,679
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		5,210	6,389
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		8,350	10,013
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		2,045	2,434

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		3,460	4,119
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		6,065	7,257
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		2,500	3,050
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		11,000	13,418
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		16,745	20,378
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29		33,000	38,001
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31		5,140	5,906
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		20,825	25,138
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		24,870	30,056
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		38,500	46,313
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		15,010	18,104
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		50,905	60,977
2	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		30,000	35,900
	Westchester County NY GO	5.000%	7/1/21	(ETM)	240	255
	Westchester County NY GO	5.000%	7/1/21	(ETM)	335	357
	Westchester County NY GO	4.000%	7/1/29		5,920	7,076
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20	(Prere.)	870	912
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		1,935	2,046
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		130	136
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31		2,600	2,996
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32		2,375	2,730
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33		2,965	3,403
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/25		1,505	1,743
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/27		4,405	5,234
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28		3,000	3,530
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/29		4,490	5,233
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/30		4,645	5,359
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/31		2,740	3,127
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/32		2,160	2,455
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/34		2,525	2,845
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/35		3,685	4,131
						10,359,366
North Carolina (0.9%)
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20		5,280	5,397
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21		1,330	1,402
	Cary NC Combined Utility Systems Revenue	5.000%	12/1/30		1,010	1,276
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/32		1,430	1,652
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/33		3,090	3,554
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/34		3,000	3,450
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/35		2,500	2,857
	Charlotte NC Airport Revenue	5.000%	7/1/27		3,460	4,355
	Charlotte NC Airport Revenue	5.000%	7/1/28		2,200	2,756
	Charlotte NC Airport Revenue	5.000%	7/1/29		2,230	2,783
	Charlotte NC Airport Revenue	5.000%	7/1/29		1,155	1,339
	Charlotte NC Airport Revenue	5.000%	7/1/30		3,100	3,853
	Charlotte NC Airport Revenue	5.000%	7/1/31		1,690	2,093
	Charlotte NC Airport Revenue	4.000%	7/1/32		1,000	1,152
	Charlotte NC Airport Revenue	4.000%	7/1/33		2,465	2,824
	Charlotte NC Airport Revenue	5.000%	7/1/33		1,660	2,045
	Charlotte NC Airport Revenue	5.000%	7/1/36		1,840	2,250
	Charlotte NC GO	5.000%	7/1/22		3,305	3,640
	Charlotte NC GO	5.000%	7/1/23		3,355	3,695
	Charlotte NC GO	5.000%	7/1/29		2,500	2,918
	Charlotte NC GO	5.000%	6/1/31		2,305	3,002
	Charlotte NC GO	5.000%	6/1/32		4,160	5,400
	Charlotte NC GO	5.000%	6/1/33		5,940	7,689
	Charlotte NC GO	5.000%	6/1/34		2,300	2,970
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33		5,210	6,760
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	1.380%	11/1/19		19,070	19,070
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	1.100%	11/7/19		20,680	20,680
	Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33		3,210	3,590
	Guilford County NC GO	5.000%	3/1/22		3,230	3,516
	Mecklenburg County NC GO	5.000%	2/1/21		1,435	1,503
	Mecklenburg County NC GO	5.000%	12/1/27		2,585	3,222
	Mecklenburg County NC GO	5.000%	4/1/29		5,000	5,952
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/28		4,000	4,758
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/35		1,500	1,745
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/36		1,250	1,451

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/26		3,285	4,078
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31		4,260	4,364
North Carolina Capital Improvement Revenue	5.000%	5/1/20	(Prere.)	28,585	29,132
North Carolina Capital Improvement Revenue	5.000%	5/1/20		15,385	15,678
North Carolina Capital Improvement Revenue	5.000%	5/1/21		13,495	14,271
North Carolina GAN	5.000%	3/1/21		2,085	2,189
North Carolina GAN	5.000%	3/1/24		13,000	15,047
North Carolina GAN	5.000%	3/1/25		19,100	22,707
North Carolina GAN	5.000%	3/1/27		5,955	7,023
North Carolina GAN	5.000%	3/1/29		15,000	17,586
North Carolina GO	5.000%	6/1/21		5,515	5,850
North Carolina GO	4.000%	5/1/23		39,470	43,323
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/21		8,610	9,198
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/22		9,155	10,096
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/30		2,435	2,521
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) VRDO	1.130%	11/7/19		26,200	26,200
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28		1,275	1,508
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29		2,020	2,379
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/27		2,215	2,755
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/28		2,695	3,401
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/29		1,400	1,748
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/30		1,445	1,794
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27		4,000	4,397
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31		12,630	13,785
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20		1,420	1,451
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21		5,000	5,108
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22		5,020	5,127
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/23		1,825	1,987
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/25		1,035	1,123
North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/28		795	939
North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/29		565	669
North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/30		655	773
North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/31		625	735
North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/39		1,225	1,411
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/27		175	199
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/29		635	719
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/31		650	733
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/32		500	563
North Carolina Revenue	5.000%	5/1/24		13,295	15,490
North Carolina Revenue	5.000%	5/1/25		7,930	9,499
North Carolina Revenue	5.000%	5/1/26		7,525	9,242
North Carolina Revenue	5.000%	5/1/29		25,105	31,208
North Carolina Revenue	5.000%	5/1/32		6,810	8,757
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25		2,655	3,038
North Carolina Turnpike Authority Revenue	5.000%	1/1/25		1,785	2,081
North Carolina Turnpike Authority Revenue	5.000%	1/1/26	(4)	2,015	2,410
North Carolina Turnpike Authority Revenue	5.000%	1/1/27		2,775	3,370
North Carolina Turnpike Authority Revenue	5.000%	1/1/28	(4)	2,300	2,799
North Carolina Turnpike Authority Revenue	5.000%	1/1/28		3,250	4,013
North Carolina Turnpike Authority Revenue	5.000%	1/1/29	(4)	2,600	3,153
North Carolina Turnpike Authority Revenue	5.000%	1/1/29		3,180	3,991
North Carolina Turnpike Authority Revenue	5.000%	1/1/30		7,000	8,730
North Carolina Turnpike Authority Revenue	5.000%	1/1/35	(4)	10,000	12,363
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		22,125	24,192
University of North Carolina at Charlotte Revenue	4.000%	10/1/33		1,000	1,135
University of North Carolina at Charlotte Revenue	4.000%	10/1/34		1,250	1,415
University of North Carolina at Charlotte Revenue	4.000%	10/1/35		1,100	1,240

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of North Carolina at Greensboro Revenue	4.000%	4/1/34		3,000	3,410
	University of North Carolina at Greensboro Revenue	4.000%	4/1/36		1,385	1,564
	Wake County NC GO	5.000%	3/1/20		9,340	9,457
	Wake County NC GO	5.000%	3/1/21		5,260	5,527
	Wake County NC GO	5.000%	3/1/22		9,000	9,798
	Wake County NC GO	5.000%	3/1/23		22,000	24,764
	Wake County NC GO	5.000%	3/1/24		5,000	5,808
	Wake County NC Limited Obligation Revenue	5.000%	12/1/20		6,380	6,643
	Wake County NC Limited Obligation Revenue	5.000%	9/1/25		3,965	4,788
	Wake County NC Public Improvement GO	5.000%	9/1/21		2,400	2,568
						651,619
North Dakota (0.0%)
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,500	1,591
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,000	1,061
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,300	1,379
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25		3,000	3,539
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/26		5,060	6,079
	North Dakota Public Finance Authority Revenue (Revolving Fund Program)	5.000%	10/1/33		2,500	2,901
	Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/29		2,000	2,383
	Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/30		1,800	2,130
	Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/31		1,800	2,117
						23,180
Ohio (3.3%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/32		7,500	8,083
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/27		1,340	1,636
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/28		1,210	1,472
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/29		1,315	1,593
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/31		1,000	1,203
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/34		3,540	4,232
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27		5,830	6,373
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31		2,125	2,437
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32		1,650	1,882
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/33		1,150	1,309
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	30,000	30,994
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		18,865	20,359
5	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.270%	11/7/19		5,125	5,125
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/26		12,335	14,962
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/27		11,415	14,100
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28		6,010	7,497
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29		11,050	13,701
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/30		5,000	6,155
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36		5,750	6,351
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		10,000	11,007
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		3,600	3,946
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24		11,430	11,548
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25		15,000	15,153
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22	(Prere.)	2,375	2,576
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22	(Prere.)	6,120	6,673
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31		9,145	9,867
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32		13,480	14,529
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20		10,555	10,664
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26		8,480	10,283
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/29		3,845	4,819
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30		1,875	2,098
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31		1,565	1,745
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32		1,850	2,052
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34		4,620	5,620
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35		3,000	3,641
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37		4,245	5,123
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38		2,335	2,805
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group	5.000%	12/1/30		1,040	1,257
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/25		2,035	2,427
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/26		2,360	2,868
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/27		1,800	2,216
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/28		1,895	2,312

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/31		1,105	1,328
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/32		2,000	2,193
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/26		2,985	3,637
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27		2,025	2,507
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37		5,715	6,847
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	3,810	3,901
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	3,180	3,256
Cincinnati OH City School District GO	5.250%	12/1/20	(14)	7,080	7,390
Cincinnati OH City School District GO	5.250%	12/1/21	(14)	5,710	6,186
Cincinnati OH City School District GO	5.250%	12/1/22	(14)	10,030	11,255
Cincinnati OH GO	5.000%	12/1/26		1,270	1,582
Cincinnati OH GO	5.000%	12/1/27		845	1,074
Cincinnati OH GO	4.000%	12/1/28		1,060	1,244
Cincinnati OH GO	4.000%	12/1/31		750	863
Cincinnati OH GO	4.000%	12/1/32		800	918
Cincinnati OH GO	4.000%	12/1/33		2,150	2,461
Cincinnati OH Water System Revenue	4.000%	12/1/28		2,000	2,372
Cincinnati OH Water System Revenue	4.000%	12/1/29		1,300	1,534
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/33		1,395	1,580
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35		1,770	1,988
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36		3,605	4,038
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37		2,325	2,586
Cleveland OH Airport System Revenue	5.000%	1/1/23	(4)	1,815	2,022
Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	1,075	1,234
Cleveland OH GO	5.000%	12/1/19		1,780	1,785
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	5,035	5,778
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	4,800	5,508
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	10,035	11,516
Cleveland OH Municipal School District GO	5.000%	12/1/26		1,660	1,841
Cleveland OH Municipal School District GO	5.000%	12/1/27		1,050	1,165
Cleveland OH Municipal School District GO	5.000%	12/1/28		3,730	4,198
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,400	2,598
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,500	2,706
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,250	2,436
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29		5,000	5,350
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30		5,225	5,586
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31		8,640	9,228
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32		9,060	9,675
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31		3,175	3,602
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32		3,340	3,782
Columbus OH City School District GO	0.000%	12/1/27	(4)	14,060	12,090
Columbus OH City School District GO	0.000%	12/1/29	(4)	11,170	9,039
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19		2,000	2,004
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/30		5,110	6,189
Columbus OH GO	5.000%	2/15/21		7,220	7,572
Columbus OH GO	5.000%	2/15/22		3,025	3,286
Columbus OH GO	4.000%	4/1/23		16,630	18,198
Columbus OH GO	5.000%	7/1/24		5,790	6,782
Columbus OH GO	4.000%	8/15/24		3,570	4,031
Columbus OH GO	5.000%	8/15/24		10,325	12,137
Columbus OH GO	4.000%	4/1/26		16,170	18,809
Columbus OH GO	4.000%	8/15/27		7,500	8,569
Columbus OH GO	5.000%	4/1/39		7,950	9,984
Columbus OH GO	5.000%	4/1/40		5,050	6,322
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20	(Prere.)	1,325	1,380
Columbus OH Sewer Revenue	5.000%	6/1/29		12,020	14,681
Columbus OH Sewer Revenue	5.000%	6/1/30		10,310	12,561
Columbus OH Sewer Revenue	5.000%	6/1/32		3,420	4,153
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20		7,000	7,286
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21		7,300	7,596
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	(Prere.)	1,500	1,723
Cuyahoga County OH GO	5.000%	12/1/19		2,120	2,126
Cuyahoga County OH GO	3.000%	12/1/31		2,500	2,641
Cuyahoga County OH GO	3.000%	12/1/32		2,000	2,106
Cuyahoga County OH GO	3.000%	12/1/33		4,330	4,549
Cuyahoga County OH GO	3.000%	12/1/34		3,310	3,468
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/26		3,000	3,485
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/27		2,845	3,359
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.000%	2/15/29		1,000	1,084

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/30		7,145	8,292
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32		5,385	6,209
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37		16,500	18,807
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26		1,500	1,773
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28		2,000	2,358
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29		3,725	4,377
Cuyahoga OH Community College District GO	4.000%	12/1/31		2,000	2,255
Cuyahoga OH Community College District GO	4.000%	12/1/33		1,300	1,460
Cuyahoga OH Community College District Revenue	5.000%	2/1/20	(Prere.)	6,610	6,672
Cuyahoga OH Community College District Revenue	5.000%	2/1/20	(Prere.)	3,470	3,503
Cuyahoga OH Community College District Revenue	5.000%	2/1/20	(Prere.)	2,500	2,523
Dayton OH City School District GO	5.000%	11/1/21		9,210	9,896
Dayton OH City School District GO	5.000%	11/1/22		5,500	6,098
Dublin OH City School District GO	4.000%	12/1/31		4,250	5,028
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33		11,000	11,654
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20		6,000	6,236
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28		7,000	8,193
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29		5,050	5,902
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30		8,640	10,083
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31		10,000	11,649
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32		10,000	11,637
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33		10,000	11,605
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/29		1,135	1,417
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/30		2,645	3,281
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/32		1,775	2,188
Franklin County OH Sales Tax Revenue	5.000%	6/1/26		1,235	1,522
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25		1,125	1,283
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26		700	814
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/27		1,225	1,346
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31		1,500	1,714
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32		1,635	1,887
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		1,325	1,494
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/26		2,500	2,896
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	11/15/41		7,000	9,809
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	1.120%	11/7/19		23,000	23,000
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/33		8,115	9,759
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/34		11,540	13,838
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/35		13,965	16,705
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36		12,955	15,459
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23		3,375	3,883
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24		3,410	4,032
Huber Heights OH City School District GO	4.750%	12/1/19	(Prere.)	890	892
Huber Heights OH City School District GO	4.875%	12/1/19	(Prere.)	150	150
Huber Heights OH City School District GO	5.000%	12/1/19	(Prere.)	1,000	1,003
Huber Heights OH City School District GO	5.000%	12/1/19	(Prere.)	1,000	1,003
Kent State University Ohio Revenue	5.000%	5/1/29		1,000	1,085
Kent State University Ohio Revenue	5.000%	5/1/30		1,750	1,897
Kent State University Ohio Revenue	5.000%	5/1/31		4,000	4,329
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25		2,675	3,153
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26		1,170	1,372
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28		2,255	2,621
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29		1,745	2,018
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		14,400	16,740
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	4,245	4,566
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/21	(Prere.)	6,000	6,543
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		7,675	8,106
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/34		1,500	1,820
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/35		1,500	1,815
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/36		1,320	1,593
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/37		3,500	4,210
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/38		2,905	3,484
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/39		1,750	2,094
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31		2,000	2,131
Miami Valley OH Career Technology Center GO	5.000%	12/1/31		1,700	2,127
Miami Valley OH Career Technology Center GO	5.000%	12/1/32		750	935
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/29		10,175	12,779
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/30		10,680	13,334
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31		8,500	10,570
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/32		11,600	14,338
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/33		6,290	7,756

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/34		5,000	6,143
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/35		12,295	15,034
Montgomery County OH Hospital Revenue (Premier Health Partners)	3.000%	11/15/36		5,285	5,275
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37		15,300	18,512
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/38		7,500	8,152
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/39		6,470	7,002
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/33		8,350	8,875
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/34		5,000	5,289
Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/31		2,400	3,185
Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/32		4,410	5,932
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/21	(Prere.)	1,475	1,556
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	4.000%	10/1/22		2,250	2,426
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/37		3,000	3,623
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/37		5,080	6,270
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22		1,000	1,078
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22		1,805	1,945
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23		1,000	1,141
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23		3,505	3,999
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26		1,440	1,770
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26		2,570	3,158
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/27		2,540	3,188
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/28		1,025	1,285
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/29		1,190	1,484
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/32		1,620	1,999
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/35		1,450	1,777
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	4.000%	2/1/22		5,670	6,016
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23		5,375	6,008
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23		2,075	2,320
Ohio Common Schools GO	5.000%	6/15/20		7,730	7,913
Ohio Common Schools GO	5.000%	3/15/29		3,805	4,383
Ohio Common Schools GO	5.000%	6/15/34		20,490	22,353
Ohio Common Schools GO VRDO	1.030%	11/7/19		940	940
Ohio GO	5.000%	4/1/21		4,440	4,672
Ohio GO	5.000%	9/15/22		4,080	4,523
Ohio GO	5.000%	11/1/22		11,100	12,359
Ohio GO	5.000%	2/1/24		4,685	5,426
Ohio GO	5.000%	5/1/24		11,385	13,286
Ohio GO	5.000%	9/15/24		12,500	14,749
Ohio GO	5.000%	2/1/25		9,655	11,528
Ohio GO	5.000%	5/1/25		19,650	23,583
Ohio GO	5.000%	5/1/25		9,340	11,231
Ohio GO	5.000%	11/1/25		7,825	9,511
Ohio GO	5.000%	2/1/26		12,660	15,457
Ohio GO	5.000%	8/1/26		25,360	31,327
Ohio GO	5.000%	9/1/26		10,000	12,376
Ohio GO	5.000%	11/1/26		7,080	8,811
Ohio GO	4.000%	2/1/27		8,220	8,800
Ohio GO	5.000%	2/1/27		11,595	14,127
Ohio GO	5.000%	5/1/27		5,040	6,178
Ohio GO	5.000%	9/15/27		2,410	3,049
Ohio GO	5.000%	11/1/27		6,635	8,439
Ohio GO	5.000%	8/1/28		19,025	24,512
Ohio GO	5.000%	5/1/30		13,500	14,717
Ohio GO	5.000%	6/15/30		2,000	2,189
Ohio GO	5.000%	6/15/31		5,775	7,456
Ohio GO	5.000%	5/1/32		15,080	18,576
Ohio GO	5.000%	6/15/32		6,765	8,704
Ohio GO	5.000%	11/1/32		3,500	4,110
Ohio GO	5.000%	5/1/33		3,000	3,777
Ohio GO	5.000%	6/15/33		7,630	9,790
Ohio GO	5.000%	6/15/33		16,465	19,715
Ohio GO	5.000%	5/1/34		3,250	4,077
Ohio GO	5.000%	5/1/35		9,500	11,594
Ohio GO	5.000%	6/15/35		19,795	23,585
Ohio GO	5.000%	3/15/36		5,000	5,684
Ohio GO	5.000%	6/15/36		18,000	21,402
Ohio GO	5.000%	5/1/37		19,940	24,192
Ohio GO VRDO	1.030%	11/7/19		800	800

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Higher Education GO	5.000%	8/1/24		4,180	4,914
Ohio Higher Education GO	5.000%	5/1/31		1,300	1,532
Ohio Higher Education GO	5.000%	5/1/33		8,040	9,435
Ohio Higher Education GO	5.000%	5/1/36		6,060	7,075
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29		4,500	4,847
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.270%	11/1/19		3,860	3,860
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/34		1,505	1,860
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/37		1,730	2,119
Ohio Highway Capital Improvements GO	5.000%	5/1/22	(Prere.)	10,220	11,192
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/30		2,200	2,757
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/31		1,500	1,868
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33		2,615	3,230
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34		7,825	8,909
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/36		3,000	3,398
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/40		3,460	3,917
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.340%	11/1/19		10,500	10,500
Ohio Infrastructure Improvement GO	5.000%	9/1/31		9,370	10,733
Ohio Infrastructure Improvement GO	5.000%	9/1/32		9,850	11,263
Ohio Infrastructure Improvement GO	5.000%	9/1/33		10,355	11,826
Ohio Infrastructure Improvement GO	5.000%	9/1/34		10,885	12,390
Ohio Infrastructure Improvement GO	5.000%	9/1/35		11,445	13,008
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22		5,330	5,938
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		4,150	4,768
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		3,260	3,578
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25		9,040	10,962
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/26		22,340	27,575
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27		9,150	11,532
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		23,250	28,285
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29		15,800	19,141
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27		3,150	3,714
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28		3,310	3,893
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29		3,475	4,082
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/36		5,980	7,430
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37		5,000	6,188
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/25		1,010	1,199
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/31		2,450	3,049
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/32		2,200	2,730
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/33		1,610	1,992
Ohio State University General Receipts Revenue	5.000%	12/1/19	(Prere.)	215	216
Ohio State University General Receipts Revenue	5.000%	12/1/20		3,535	3,545
Ohio State University General Receipts Revenue VRDO	1.020%	11/7/19		4,700	4,700
Ohio State University General Receipts Revenue VRDO	1.020%	11/7/19		8,760	8,760
Ohio State University General Receipts Revenue VRDO	1.020%	11/7/19		2,100	2,100
Ohio State University General Receipts Revenue VRDO	1.100%	11/7/19		755	755
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	7,195	7,273
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	1,750	1,769
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20	(14)	9,000	9,108
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		2,000	2,229
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29		3,000	3,365
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32		16,510	18,638
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33		13,980	15,736
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35		10,000	12,288
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36		17,060	20,908
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37		7,385	9,025
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19		2,885	2,894
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20		5,570	5,758
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/23		5,875	6,768
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/35		8,250	10,594
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/36		13,945	17,808
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/37		17,500	22,271
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21		5,310	5,729
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24		3,445	4,024
Ohio Water Development Authority Pollution Control Revenue (Water Quality) VRDO	1.090%	11/7/19		10,000	10,000
Ohio Water Development Authority Revenue	5.000%	6/1/25		10,000	12,012
Ohio Water Development Authority Revenue	5.000%	12/1/25		10,000	12,174
Ohio Water Development Authority Revenue	5.000%	12/1/26		4,500	5,601
Ohio Water Development Authority Revenue	5.000%	12/1/27		6,135	7,801
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19		5,000	5,014
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21		9,160	9,713

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26		10,525	13,100
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27		10,010	12,592
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/27		16,000	20,103
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28		23,010	28,900
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28		24,680	30,943
Penta Career Center Ohio COP	5.250%	4/1/23		2,480	2,702
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/39		5,000	6,125
University of Akron Ohio General Receipts Revenue	5.000%	1/1/20	(Prere.)	3,150	3,169
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23	(4)	4,860	4,888
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24	(4)	3,335	3,354
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25	(4)	2,500	2,514
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26	(4)	2,000	2,011
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27	(4)	2,000	2,011
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28	(4)	2,500	2,514
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31		2,175	2,458
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22		2,605	2,854
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29		6,385	6,962
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30		1,000	1,089
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/35		1,215	1,346
					2,328,897
Oklahoma (0.4%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/26		785	911
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/27		1,500	1,766
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/28		1,750	2,058
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/29		1,185	1,466
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28		7,600	9,360
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20		835	859
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21		880	935
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22		925	1,013
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23		970	1,091
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24		5,000	5,771
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24		1,020	1,177
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25		3,525	4,170
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25		1,075	1,272
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26		5,325	6,432
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26		1,130	1,365
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27		2,100	2,534
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27		1,185	1,439
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		2,000	2,397
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29		1,310	1,591
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30		1,380	1,664
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31		1,450	1,740
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23		2,585	2,932
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24		1,500	1,753
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25		3,000	3,498
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26		13,500	15,709
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27		3,050	3,541
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28		2,020	2,340
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29		2,500	2,888
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30		2,500	2,879
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		20,400	23,026
Oklahoma City OK GO	3.000%	3/1/23		3,985	4,217
Oklahoma City OK GO	4.000%	3/1/30		1,900	2,202
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23		1,665	1,894
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/29		3,600	4,418
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31		4,255	4,805
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32		1,850	2,247
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32		5,000	5,641
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/33		2,500	3,031
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/34		4,385	5,284
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/25		2,010	2,404
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/26		1,010	1,203
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/27		1,810	2,147
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/28		1,750	2,069
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/29		1,760	2,073
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26		1,270	1,514

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27		2,075	2,518
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33		4,500	5,406
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/38		9,000	10,661
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29		410	490
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32		3,770	4,393
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33		6,055	7,051
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33		1,500	1,767
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21	(Prere.)	1,160	1,212
Oklahoma Turnpike Authority Revenue	5.000%	1/1/26		9,215	11,235
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27		10,135	12,647
Oklahoma Turnpike Authority Revenue	5.000%	1/1/34		2,500	3,033
Oklahoma Turnpike Authority Revenue	5.000%	1/1/35		3,550	4,295
Oklahoma Turnpike Authority Revenue	4.000%	1/1/38		2,300	2,592
Oklahoma Turnpike Authority Revenue	4.000%	1/1/39		3,350	3,765
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24		3,770	4,418
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25		6,450	7,748
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/25		1,000	1,158
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/26		350	409
Tulsa County OK Public Facilities Authority Revenue	3.000%	6/1/28		1,000	1,065
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/28		10,805	12,396
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/29		11,370	12,909
University of Oklahoma Revenue	5.000%	7/1/29		1,895	2,010
University of Oklahoma Revenue	5.000%	7/1/30		2,230	2,364
University of Oklahoma Revenue	5.000%	7/1/31		2,000	2,117
University of Oklahoma Revenue	5.000%	7/1/32		680	719
					273,104
Oregon (0.8%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33		11,905	14,659
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/37		16,370	19,943
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/28		3,500	4,400
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/29		3,000	3,753
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/30		2,245	2,793
Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/38		2,635	3,275
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/29		1,425	1,783
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/32		2,015	2,493
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/34		2,475	3,045
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/35		2,000	2,453
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/36		2,500	3,059
Deschutes County OR Administrative School District No. 1 (Bend-La Pine) GO	3.000%	6/15/34		2,640	2,783
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30		550	622
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36		2,500	2,784
Lane County OR School District No. 4J (Eugene) GO	3.000%	6/15/29		1,515	1,625
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/36		15,310	19,177
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/37		12,475	15,572
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/38		10,000	12,446
Marion County OR School District No. 103 GO (Woodburn)	5.000%	6/15/30		2,000	2,375
Metro OR GO	5.000%	6/1/26		1,640	2,026
Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/26		2,015	2,482
Multnomah County OR School District GO	5.000%	6/15/21		36,255	38,486
Multnomah County OR School District GO	5.000%	6/15/29		9,480	11,300
Oregon Department of Administrative Services COP	5.000%	11/1/19	(Prere.)	4,310	4,310
Oregon Department of Administrative Services COP	5.000%	11/1/19		2,000	2,000
Oregon Department of Administrative Services COP	5.000%	11/1/20		50	50
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21	(Prere.)	5,340	5,640
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		3,550	4,007
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		2,110	2,382
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		1,430	1,614
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		6,355	7,173
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24		7,065	8,227
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		5,440	6,507
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		2,130	2,476
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		8,015	9,316
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		2,275	2,718
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		2,445	2,921
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29		8,000	9,466
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		4,705	5,830
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		2,000	2,478
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		1,000	1,295
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		3,480	4,296
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		1,000	1,289
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		11,010	12,286

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31		860	907
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		4,475	5,750
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		5,560	6,195
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		4,000	4,907
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		3,920	5,022
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		5,545	6,170
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34		2,595	3,177
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34		2,115	2,703
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/35		4,000	4,886
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/35		1,630	2,077
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36		1,670	2,035
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36		2,000	2,541
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/38		3,215	4,048
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24		3,115	3,688
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/26		9,020	11,236
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27		2,020	2,376
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28		5,500	6,456
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29		9,500	11,131
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		3,000	3,510
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		2,500	2,925
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20		7,610	7,757
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21		7,705	8,154
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32		4,000	4,786
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33		4,000	4,771
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22		1,000	1,110
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23		1,250	1,430
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26		1,810	2,088
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27		2,025	2,331
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28		2,500	2,869
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29		1,420	1,625
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/26		1,080	1,293
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27		2,725	3,246
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28		3,965	4,709
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27		595	702
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29		750	882
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30		700	822
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31		700	819
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32		1,000	1,167
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33		1,100	1,281
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34		1,280	1,489
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35		1,200	1,392
Oregon GO	5.000%	5/1/21	(Prere.)	1,570	1,660
Oregon GO	5.000%	5/1/21	(Prere.)	2,415	2,553
Oregon GO	5.000%	5/1/21	(Prere.)	5,165	5,461
Oregon GO	5.000%	5/1/21	(Prere.)	5,685	6,010
Oregon GO	5.000%	5/1/21	(Prere.)	3,370	3,563
Oregon GO	5.000%	5/1/21	(Prere.)	1,490	1,575
Oregon GO	5.000%	5/1/21	(Prere.)	2,460	2,601
Oregon GO	5.000%	5/1/21	(Prere.)	2,755	2,913
Oregon GO	5.000%	5/1/21	(Prere.)	2,890	3,055
Oregon GO	5.000%	5/1/21	(Prere.)	1,760	1,861
Oregon GO	5.000%	8/1/22		2,000	2,206
Oregon GO	5.000%	8/1/23		2,100	2,393
Oregon GO	5.000%	8/1/24		2,200	2,584
Oregon GO	5.000%	5/1/27		1,875	2,354
Oregon GO	5.000%	12/1/30		2,000	2,466
Oregon GO	5.000%	5/1/31		2,915	3,277
Oregon GO	5.000%	5/1/32		3,320	4,103
Oregon GO	5.000%	5/1/32		2,060	2,309
Oregon GO	5.000%	11/1/32		1,440	1,636
Oregon GO	5.000%	5/1/33		3,050	3,760
Oregon GO	5.000%	5/1/34		2,675	3,291
Oregon GO	5.000%	5/1/35		2,750	3,376
Oregon GO	5.000%	5/1/37		4,360	5,324
Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	1,650	1,767
Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,050	2,196
Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,585	2,769
Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,725	2,919
Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,865	3,069
Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	3,015	3,229

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port of Portland OR International Airport Revenue	5.000%	7/1/29		1,650	1,953
	Port of Portland OR International Airport Revenue	5.000%	7/1/30		1,000	1,179
	Port of Portland OR International Airport Revenue	5.000%	7/1/32		1,065	1,249
	Port of Portland OR International Airport Revenue	5.000%	7/1/34		3,000	3,506
	Portland OR Community College District GO	5.000%	6/15/25		1,530	1,842
	Portland OR Community College District GO	5.000%	6/15/26		1,150	1,418
	Portland OR GO	5.000%	6/15/35		6,160	7,742
	Portland OR GO	5.000%	6/15/36		5,950	7,458
	Portland OR GO	5.000%	6/15/37		6,005	7,501
	Portland OR GO	5.000%	6/15/39		5,045	6,265
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26		1,165	1,430
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27		1,920	2,398
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	9/1/37		2,160	2,663
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	9/1/38		1,025	1,256
	Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/32		1,610	1,973
	Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/33		2,310	2,818
	Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/34		2,500	3,044
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/35		3,680	3,869
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/31		5,460	6,784
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/32		4,115	5,098
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/35		10,000	12,282
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36		12,120	14,850
						600,936
Pennsylvania (5.1%)
	Allegheny County PA GO	5.000%	11/1/19	(Prere.)	15,000	15,000
	Allegheny County PA GO	5.000%	11/1/25		7,625	9,229
	Allegheny County PA GO	5.000%	11/1/29		12,040	14,696
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	1,290	1,362
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	2,720	2,873
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/26		8,605	10,348
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27		15,000	18,408
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/28		8,040	10,057
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/29		8,500	10,498
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/30		7,000	8,589
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/31		10,000	12,201
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		11,000	13,364
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		11,000	13,308
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		8,475	10,217
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		6,000	7,205
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		4,750	5,681
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/37		7,000	7,667
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		6,500	7,086
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27		14,500	18,013
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/28		12,025	15,188
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/30		6,500	8,238
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/31		6,000	7,575
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/32		7,000	8,807
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/33		4,800	6,022
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/34		5,250	6,570
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/35		3,790	4,303
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	2.230%	2/1/21		5,950	5,956
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		17,000	17,991
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23		3,725	4,278
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24		2,530	2,991
	Allentown PA City School District GO	5.000%	2/1/29	(15)	3,150	3,940
	Allentown PA City School District GO	5.000%	2/1/30	(15)	4,270	5,362
	Allentown PA City School District GO	5.000%	2/1/33	(15)	5,000	6,196
	Allentown PA City School District GO	4.000%	2/1/35	(15)	2,500	2,812
	Allentown PA City School District GO	5.000%	2/1/37	(15)	2,550	3,129
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24		2,795	2,991

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		2,500	2,672
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		2,000	2,134
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27		5,500	6,385
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28		2,500	2,943
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28		2,310	2,457
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		3,740	3,972
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31		3,000	3,176
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32		2,575	2,722
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.125%	5/1/32		2,500	2,788
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		1,200	1,266
	Allentown PA School District GO	5.000%	6/1/33	(15)	1,545	1,811
	Allentown PA School District GO	5.000%	6/1/34	(15)	2,000	2,341
	Allentown PA School District GO	5.000%	6/1/37	(15)	1,500	1,743
	Armstrong PA School District GO	5.000%	3/15/28	(15)	1,120	1,392
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/26		1,015	1,227
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/27		2,115	2,602
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/28		2,570	3,119
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/30		2,780	3,332
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/31		5,560	6,010
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32		1,825	1,964
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/34		2,650	3,113
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36		1,815	2,110
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37		2,500	2,888
5	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	1.320%	11/7/19	LOC	10,000	10,000
5	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB VRDO	1.320%	11/7/19		4,875	4,875
	Bermudian Springs PA School District GO	5.000%	5/1/29	(4)	1,530	1,875
	Bermudian Springs PA School District GO	5.000%	5/1/31	(4)	1,955	2,376
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/25	(4)	1,195	1,442
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/26	(4)	1,000	1,234
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/27	(4)	570	716
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/29	(4)	1,000	1,250
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31		1,825	2,133
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32		1,915	2,234
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/26		1,000	1,217
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/27		1,075	1,335
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28		1,500	1,900
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/21	(Prere.)	12,500	13,552
	Central Bucks County PA School District GO	5.000%	5/15/20	(ETM)	625	637
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/31		1,350	1,669
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34		2,100	2,561
5	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project) VRDO	1.380%	11/7/19	LOC	27,880	27,880
	Coatesville PA School District GO	5.000%	8/1/24	(4)	5,385	6,191
	Coatesville PA School District GO	5.000%	8/1/25	(4)	4,045	4,765
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	(4)	3,940	4,023
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		5,500	6,476
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		875	951
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		8,500	10,211
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		3,500	4,284
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		750	916
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		12,235	15,242
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		1,000	1,243
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		4,000	4,960
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		1,000	1,263
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		3,000	3,701
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,000	7,569
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		1,875	2,284
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		4,100	4,968
	Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	5,000	5,524
	Conestoga Valley PA School District GO	4.000%	2/1/27		250	290
	Conestoga Valley PA School District GO	4.000%	2/1/28		535	622
	Conestoga Valley PA School District GO	4.000%	2/1/30		425	487
	Conestoga Valley PA School District GO	4.000%	2/1/31		500	571
	Conestoga Valley PA School District GO	4.000%	2/1/32		325	369
	Conestoga Valley PA School District GO	3.000%	2/1/35		2,115	2,171
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/29		1,525	1,825
	Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/31		1,000	1,135

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.310%	11/1/19		12,900	12,900
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30		2,035	2,523
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37		3,500	4,259
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		4,850	5,349
	Easton PA Area School District GO	4.000%	4/1/30		2,300	2,531
	Exeter Township PA School District GO	4.000%	5/15/28		4,215	4,907
	Harrisburg PA School District GO	5.000%	11/15/26	(4)	4,560	5,594
	Harrisburg PA School District GO	5.000%	11/15/27	(4)	1,410	1,766
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/26		6,730	8,306
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28		1,430	1,751
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29		1,385	1,689
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33		3,000	3,617
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34		3,000	3,610
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,750	6,487
3	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/28		2,065	2,580
	Luzerne County PA GO	5.000%	12/15/25	(4)	500	589
	Luzerne County PA GO	5.000%	12/15/25	(4)	400	471
	Luzerne County PA GO	5.000%	12/15/26	(4)	1,000	1,198
	Luzerne County PA GO	5.000%	12/15/26	(4)	500	599
	Luzerne County PA GO	5.000%	12/15/27	(4)	500	606
	Luzerne County PA GO	5.000%	12/15/27	(4)	500	606
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/26	(4)	530	614
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/27	(4)	5,490	6,334
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21		1,030	1,096
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22		1,025	1,124
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24		745	859
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25		1,085	1,272
	Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26		675	806
	Middletown PA School District GO	5.000%	3/1/22	(Prere.)	3,030	3,295
	Middletown PA School District GO	5.000%	3/1/22	(Prere.)	3,375	3,671
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29		7,125	7,823
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42		5,000	5,417
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	7,000	7,669
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	6,000	6,573
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	8,500	9,312
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/26		2,000	2,426
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/27		2,165	2,664
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/27		1,750	2,154
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/28		2,250	2,809
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/28		2,020	2,522
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/29		4,125	5,120
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/29		1,370	1,734
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/30		4,000	4,923
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/30		1,520	1,907
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/31		4,500	5,602
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/33		3,995	4,943
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/34		3,000	3,370
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/35		2,000	2,240
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/36		1,500	1,675
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23		8,000	8,712
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/24		4,665	5,201

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25		7,840	8,932
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/26		7,435	8,547
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/27		3,500	4,011
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/29		3,850	4,389
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/31		8,350	9,459
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/32		9,055	10,238
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		4,255	4,275
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		3,250	3,266
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		19,000	19,135
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/27		1,385	1,612
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/28		1,455	1,687
Montour PA School District GO	5.000%	4/1/32	(4)	3,245	3,781
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		5,855	6,388
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.750%	7/1/35		6,925	7,526
Moon PA Area School District GO	4.000%	11/15/30	(4)	3,235	3,707
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32		1,515	1,860
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33		1,145	1,401
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34		1,000	1,222
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35		1,000	1,218
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36		1,250	1,519
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37		2,505	3,034
North Allegheny PA School District GO	4.000%	5/1/34		1,000	1,152
North Allegheny PA School District GO	4.000%	5/1/35		1,010	1,161
North Allegheny PA School District GO	4.000%	5/1/36		760	871
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/24		2,815	3,256
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25		2,025	2,400
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/27		3,175	3,807
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29		5,205	6,197
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/30		7,720	9,147
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/31		8,130	9,589
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue (Forum Place Project)	5.000%	3/1/34		6,000	6,399
Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric Utilities Corp. Project)	4.000%	10/1/23		17,500	17,945
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23		1,405	1,569
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24		3,050	3,507
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25		2,265	2,642
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25		2,000	2,410
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26		3,035	3,539
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26		5,180	6,363
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27		4,705	5,482
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27		4,130	5,165
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28		10,015	12,497
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29		6,000	6,966
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29		9,000	10,961
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29		4,000	4,946
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30		2,020	2,487
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		12,965	14,963
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31		2,060	2,530
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		6,865	7,909
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32		2,265	2,773
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33		10,000	11,491
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		10,000	11,157
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34		5,000	5,620
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	11/15/40		16,500	16,543
Pennsylvania GO	5.000%	6/1/21		20,000	21,182
Pennsylvania GO	5.000%	7/1/21		32,365	34,378
Pennsylvania GO	5.375%	7/1/21		4,950	5,288
Pennsylvania GO	5.000%	11/15/21	(Prere.)	4,705	5,071

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania GO	5.000%	6/1/22		19,450	21,318
	Pennsylvania GO	5.000%	4/1/23	(Prere.)	7,500	8,468
	Pennsylvania GO	4.000%	7/1/23		13,000	14,268
	Pennsylvania GO	5.000%	7/15/23		23,170	26,287
	Pennsylvania GO	5.000%	8/15/23		43,000	48,910
	Pennsylvania GO	5.000%	1/1/24		34,200	39,346
	Pennsylvania GO	5.000%	7/15/24		46,000	53,757
2	Pennsylvania GO	5.000%	8/15/24		24,500	28,700
	Pennsylvania GO	5.000%	3/15/25		7,000	8,311
	Pennsylvania GO	5.000%	7/15/25		77,000	92,237
	Pennsylvania GO	5.000%	1/1/26		35,000	42,233
	Pennsylvania GO	5.000%	7/15/26		37,910	46,185
	Pennsylvania GO	5.000%	9/15/26		24,500	29,952
	Pennsylvania GO	5.000%	7/15/27		29,500	36,648
	Pennsylvania GO	5.000%	9/15/27		15,375	18,764
	Pennsylvania GO	5.000%	3/15/28		6,000	7,056
	Pennsylvania GO	5.000%	7/15/28		43,000	54,429
	Pennsylvania GO	4.000%	10/15/28		11,550	12,568
	Pennsylvania GO	4.000%	1/1/29		54,785	62,308
	Pennsylvania GO	4.000%	8/15/29	(4)	17,000	19,102
	Pennsylvania GO	4.000%	6/15/30		24,400	26,605
2	Pennsylvania GO	4.000%	8/15/30	(4)	19,000	21,224
	Pennsylvania GO	4.000%	3/1/33	(4)	40,000	45,566
	Pennsylvania GO	4.000%	3/1/34	(4)	43,000	48,875
	Pennsylvania GO	4.000%	3/1/35	(15)	18,900	21,428
	Pennsylvania GO	4.000%	3/1/36		14,000	15,728
	Pennsylvania GO	4.000%	3/1/37	(15)	17,440	19,660
	Pennsylvania GO	4.000%	3/1/37		8,000	8,960
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	(ETM)	2,560	2,668
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	(Prere.)	1,830	1,908
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		8,500	9,416
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		10,000	11,055
	Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	1,745	1,919
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		4,125	4,210
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,300	1,368
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24		1,435	1,558
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25		1,670	1,810
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26		1,690	1,828
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25		2,065	2,238
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26		1,140	1,233
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27		1,120	1,210
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,085	3,327
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		2,985	3,212
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		3,500	3,763
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27		700	765
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28		1,650	1,801
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30		500	543
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32		1,000	1,085
2	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	3/1/21	(Prere.)	2,405	2,527
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/23		8,220	9,420
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/24		7,040	8,313
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/25		5,070	6,152
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/26		4,625	5,583
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/26		9,550	11,528
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/35		4,500	5,333
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/27		2,040	2,567
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28		1,510	1,880
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/34		6,500	7,312
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35		5,000	5,611

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36		7,630	8,541
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	5.000%	5/15/31		500	510
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20		1,500	1,551
5	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.150%	11/7/19		6,540	6,540
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/20		1,265	1,284
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/21		1,545	1,623
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/21		4,630	4,892
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/27	(4)	15,000	18,350
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/27	(4)	600	723
	Pennsylvania State University Revenue	5.000%	9/1/21		620	664
	Pennsylvania State University Revenue	5.000%	9/1/21		1,400	1,498
	Pennsylvania State University Revenue	4.000%	9/1/27		4,800	5,574
	Pennsylvania State University Revenue	5.000%	9/1/28		5,040	6,208
	Pennsylvania State University Revenue	5.000%	9/1/29		5,025	6,164
	Pennsylvania State University Revenue	5.000%	9/1/30		1,780	2,178
	Pennsylvania State University Revenue	5.000%	9/1/30		1,650	2,019
	Pennsylvania State University Revenue	5.000%	9/1/34		5,125	6,341
	Pennsylvania State University Revenue	4.000%	9/1/35		1,650	1,848
	Pennsylvania State University Revenue	5.000%	9/1/35		1,350	1,633
	Pennsylvania State University Revenue	5.000%	9/1/35		4,400	5,431
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20	(Prere.)	4,010	4,193
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20	(Prere.)	2,265	2,370
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	2,190	2,442
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	2,165	2,414
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	1,825	2,035
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23		1,770	1,964
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/25		2,070	2,457
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/26		3,395	4,118
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/31		5,570	6,800
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/33		7,250	8,806
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		2,215	2,677
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/36		3,970	4,786
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37		6,295	7,562
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23		3,015	3,443
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26		1,475	1,801
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27		1,850	2,257
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	7,280	7,301
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,250	1,301
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,500	1,561
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,335	1,390
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,035	1,077
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,500	1,561
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20	(Prere.)	1,710	1,785
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20	(Prere.)	4,015	4,190
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	1,790	1,874
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	5,985	6,266
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	2,225	2,331
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,955	6,974
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		16,750	16,798
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		27,855	32,143
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		11,910	14,052
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		37,930	44,753
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		3,040	3,663
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		9,845	11,771
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		35,485	42,675
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(4)	35,000	42,553
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		2,320	2,769
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		3,850	4,728
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		5,275	6,314
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		1,270	1,552
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		5,085	6,212
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27		4,145	5,167
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27		1,230	1,517
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		5,140	6,133
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,775	2,161
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		9,365	11,402
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,000	1,169
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,040	1,278
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,000	1,239

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		3,500	4,390
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		3,030	3,588
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		7,635	9,078
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		2,000	2,331
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		1,340	1,638
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		1,330	1,639
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30		5,150	6,097
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		4,000	4,651
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		1,510	1,837
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,820	3,459
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31		7,110	8,392
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		25,500	29,584
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		3,785	4,391
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		2,000	2,561
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		3,085	3,766
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		14,615	17,209
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		3,110	3,730
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		17,500	20,988
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		31,235	36,149
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		3,250	3,761
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		2,000	2,552
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		3,250	4,079
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		9,950	11,692
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		4,940	5,653
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		23,000	26,558
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,500	1,906
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,429
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		5,010	6,263
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		4,500	5,537
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	8,160	9,896
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,770	3,165
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		4,025	4,702
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		1,600	2,023
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,600	3,151
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		22,500	26,336
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		4,000	4,663
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		30,420	35,929
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36		25,780	30,112
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		4,000	4,654
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		15,075	18,584
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		5,125	6,119
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		12,640	15,516
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		5,000	6,247
1,5	Pennsylvania Turnpike Commission Revenue PUT	1.380%	11/1/19	(4)LOC	10,275	10,275
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	2.100%	12/1/21		37,500	37,952
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	2.390%	12/1/20		22,700	22,836
	Philadelphia PA Airport Revenue	5.000%	6/15/23		2,000	2,046
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/28		4,980	6,272
	Philadelphia PA Authority for Industrial Development Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/29		765	791
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26		5,025	5,984
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24		6,500	7,512
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25		7,910	9,403
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26		12,860	15,213
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27		6,750	7,954
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28		3,525	4,134
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		2,500	2,918
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34		3,250	3,741
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35		7,135	8,198
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/31		1,010	1,243
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		1,900	2,320
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		3,830	4,661
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,850	3,222
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		6,220	7,014
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/37		3,000	3,504
	Philadelphia PA Gas Works Revenue	5.000%	10/1/21		7,265	7,769

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Gas Works Revenue	5.000%	10/1/23		5,590	6,360
	Philadelphia PA Gas Works Revenue	5.000%	8/1/24		6,425	7,467
	Philadelphia PA Gas Works Revenue	5.000%	10/1/24		2,310	2,697
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		2,525	3,010
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26		1,750	2,126
	Philadelphia PA Gas Works Revenue	5.000%	8/1/28		1,000	1,178
	Philadelphia PA Gas Works Revenue	5.000%	10/1/29		1,500	1,806
	Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,434
	Philadelphia PA Gas Works Revenue	5.000%	8/1/31		3,500	4,244
	Philadelphia PA Gas Works Revenue	5.000%	8/1/32		6,820	8,246
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33		5,000	6,032
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		2,875	3,461
	Philadelphia PA Gas Works Revenue	5.000%	8/1/35		1,595	1,915
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		770	922
	Philadelphia PA Gas Works Revenue	5.000%	8/1/37		1,400	1,670
	Philadelphia PA Gas Works Revenue VRDO	1.110%	11/7/19	LOC	1,475	1,475
	Philadelphia PA GO	5.000%	8/1/23		7,310	8,279
	Philadelphia PA GO	5.000%	8/1/29		5,000	5,872
	Philadelphia PA GO	5.000%	8/1/34		2,640	3,191
	Philadelphia PA GO	5.000%	8/1/37		1,370	1,642
	Philadelphia PA GO VRDO	1.110%	11/7/19	LOC	21,000	21,000
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25		5,920	6,816
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/26		15,155	17,726
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/27		6,885	8,186
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/28		2,670	3,158
	Philadelphia PA School District GO	5.000%	9/1/21		6,300	6,496
	Philadelphia PA School District GO	5.000%	6/1/24	(4)(3)	2,000	2,257
	Philadelphia PA School District GO	5.000%	9/1/25	(15)	19,955	23,653
	Philadelphia PA School District GO	5.000%	9/1/26		2,295	2,709
3	Philadelphia PA School District GO	5.000%	9/1/29		2,010	2,522
3	Philadelphia PA School District GO	5.000%	9/1/30		3,135	3,914
3	Philadelphia PA School District GO	5.000%	9/1/31		2,960	3,682
	Philadelphia PA School District GO	5.000%	9/1/32		2,100	2,435
3	Philadelphia PA School District GO	5.000%	9/1/32		4,200	5,206
3	Philadelphia PA School District GO	4.000%	9/1/36		2,500	2,788
3	Philadelphia PA School District GO	4.000%	9/1/39		2,400	2,650
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20		1,300	1,332
	Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20	(Prere.)	3,000	3,086
	Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23		2,410	2,693
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23		2,030	2,305
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24		3,800	4,447
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26		5,510	6,394
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26		7,075	8,741
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26		1,175	1,454
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27		3,875	4,893
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27		1,585	2,004
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28		1,625	2,037
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29		4,665	5,808
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30		5,925	7,325
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31		5,750	7,081
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33		1,300	1,589
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,380	6,964
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35		11,000	11,985
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35		2,000	2,433
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36		1,670	2,027
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37		1,750	2,116
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/30	(4)	1,000	1,284
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/31	(4)	1,000	1,274
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/32	(4)	550	698
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/35	(4)	1,750	2,202
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/36	(4)	2,000	2,509
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/37	(4)	2,275	2,842
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/38	(4)	2,250	2,796
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/39	(4)	2,000	2,477
	Plum Borough PA School District GO	5.000%	9/15/23	(15)	1,000	1,129
	Pocono Mountain PA School District GO	4.000%	9/1/22	(4)	2,155	2,317
	Reading PA School District GO	5.000%	3/1/26	(4)	1,235	1,479

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Reading PA School District GO	5.000%	3/1/35	(4)	1,100	1,309
Reading PA School District GO	5.000%	3/1/36	(4)	1,250	1,484
Reading PA School District GO	5.000%	3/1/37	(4)	2,000	2,361
Rose Tree PA Media School District GO	5.000%	4/1/26		2,990	3,645
Rose Tree PA Media School District GO	5.000%	4/1/27		1,815	2,199
Rose Tree PA Media School District GO	5.000%	4/1/28		1,665	2,011
Rose Tree PA Media School District GO	5.000%	4/1/29		700	844
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/27		2,000	2,518
Scranton PA School District GO	5.000%	6/1/25		2,500	2,912
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20	(Prere.)	4,690	4,749
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20	(Prere.)	3,845	3,893
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27		1,410	1,426
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28		1,155	1,170
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	2,440	2,489
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	2,465	2,515
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	15,385	15,698
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/24	(15)	2,645	3,085
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/25	(15)	2,880	3,387
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/26	(15)	3,445	4,044
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/27	(15)	3,130	3,665
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/24		3,290	3,802
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22		2,000	2,165
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22	(Prere.)	1,365	1,487
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(15)	21,000	24,043
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	9,505	11,226
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	31,500	37,796
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	8,400	9,860
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/35		3,195	4,041
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/36		3,360	4,235
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/37		2,530	3,174
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/38		2,460	3,078
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24		1,255	1,461
West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	4.000%	12/15/28		1,375	1,476
West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/38		2,195	2,422
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20		2,330	2,391
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		4,500	4,599
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	15,000	17,112
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	5,000	5,553
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,015	1,053
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,160	1,203
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,350	1,400
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,420	1,473
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,465	1,520
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	6,185	6,415
					3,646,315
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	(14)	18,245	18,380
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	24,290	24,644
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,000	5,164
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	10,000	10,440
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	(13)(3)	5,300	5,554
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		5,121	4,487
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		34,027	27,219
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		51,505	38,440
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		58,885	59,768
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		3,600	3,654
					197,750
Rhode Island (0.1%)
Narragansett RI Commission Wastewater System Revenue	5.000%	2/1/37		11,000	12,737
Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	9,805	10,544
Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	3,610	3,882
Rhode Island & Providence Plantations GO	3.000%	5/1/32		8,170	8,682
Rhode Island & Providence Plantations GO	3.000%	5/1/33		8,420	8,913
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28		515	614

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32		650	763
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35		1,575	1,837
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37		500	580
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/27		2,000	2,423
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.500%	9/1/23	(Prere.)	6,000	6,954
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	6.000%	9/1/23	(Prere.)	5,500	6,475
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/25		5,000	5,735
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/26		5,000	5,829
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/31		3,000	3,431
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/24		2,370	2,705
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/25		4,500	5,257
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/26		2,000	2,387
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		9,630	9,662
					99,410
South Carolina (1.1%)
Aiken County SC Consolidated School District GO	5.000%	3/1/24		7,980	9,259
Beaufort County SC School District GO	5.000%	3/1/21		3,245	3,408
Berkeley County SC Utility Revenue	5.000%	6/1/30		8,170	9,195
Charleston County SC Airport District System Revenue	5.000%	7/1/33		620	789
Charleston County SC Airport District System Revenue	5.000%	7/1/34		750	952
Charleston County SC Airport District System Revenue	5.000%	7/1/35		750	948
Charleston County SC Airport District System Revenue	5.000%	7/1/36		1,140	1,437
Charleston County SC Airport District System Revenue	5.000%	7/1/37		905	1,136
Charleston County SC Airport District System Revenue	5.000%	7/1/38		800	1,001
Charleston County SC Airport District System Revenue	5.000%	7/1/39		500	624
Charleston County SC GO	5.000%	11/1/21		2,765	2,975
Charleston County SC GO	5.000%	11/1/26		12,690	15,832
Charleston County SC GO	5.000%	11/1/26		2,155	2,622
Charleston County SC GO	4.000%	11/1/28		12,000	14,267
Charleston County SC GO	3.000%	11/1/33		5,835	6,223
Charleston County SC GO	4.000%	11/1/33		6,955	8,009
Charleston County SC GO	3.000%	11/1/34		6,015	6,368
Charleston County SC GO	4.000%	11/1/34		7,410	8,489
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27		10,100	11,549
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/29		1,750	2,037
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/30		1,000	1,156
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/31		1,000	1,148
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/32		1,250	1,425
Columbia SC Waterworks & Sewer System Revenue VRDO	1.120%	11/7/19	LOC	16,275	16,275
Darlington County SC School District GO	5.000%	3/1/26		4,025	4,919
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25		8,805	9,716
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26		9,760	10,749
Florence SC Water & Sewer Revenue	3.000%	9/1/33		4,120	4,339
Florence SC Water & Sewer Revenue	3.000%	9/1/34		2,635	2,768
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/35		5,010	5,526
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/36		4,030	4,428
Horry County SC School District GO	5.000%	3/1/23		3,890	4,372
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24		1,180	1,379
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25		1,105	1,324
Kershaw County SC School District GO	5.000%	3/1/29		8,210	10,270
Lancaster County SC School District GO	5.000%	3/1/23		2,185	2,456
Lancaster County SC School District GO	5.000%	3/1/24		3,390	3,925
Lancaster County SC School District GO	5.000%	3/1/26		3,950	4,827
Lancaster County SC School District GO	4.000%	3/1/30		4,860	5,630
Lancaster County SC School District GO	4.000%	3/1/31		7,190	8,269
Lancaster County SC School District GO	4.000%	3/1/32		6,485	7,400
Lancaster County SC School District GO	4.000%	3/1/33		5,800	6,581
Lancaster County SC School District GO	4.000%	3/1/34		6,040	6,826
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		1,090	1,336
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		6,245	6,652
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/27		1,250	1,559

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/28		2,215	2,727
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/29		1,080	1,321
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/31		1,525	1,713
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32		2,250	2,517
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/33		400	446
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/34		300	333
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/35		300	332
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35		3,000	3,506
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/36		375	414
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36		5,065	5,901
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37		11,305	13,131
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26		1,000	1,153
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27		2,075	2,380
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30		1,000	1,140
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31		2,500	2,841
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33		2,750	3,113
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26		4,000	4,669
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29		3,390	3,938
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30		5,210	6,033
1	Patriots Energy Group Finance Authority South Carolina Gas Supply Revenue PUT	4.000%	2/1/24		53,010	57,701
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	(ETM)	6,920	6,961
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20		7,180	7,222
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22	(14)	9,950	9,632
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23	(14)	8,780	8,342
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23		1,380	1,534
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	2,400	2,238
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		2,050	2,346
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		3,535	3,680
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		3,000	3,521
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		8,020	8,343
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	8,600	9,076
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	2,800	2,955
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/23		2,245	2,570
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/24		2,445	2,876
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		2,000	2,369
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/27		2,500	2,953
	South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22		4,860	5,320
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/27		3,725	4,401
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/28		2,500	2,939
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/29		2,185	2,558
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(Prere.)	11,740	13,353
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(Prere.)	7,850	8,929
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/27		10,815	13,320
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/28		6,000	7,517
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37		18,500	22,098
	South Carolina Public Service Authority Revenue	5.000%	12/1/23		10,055	11,462
	South Carolina Public Service Authority Revenue	5.000%	12/1/24		13,900	16,284
	South Carolina Public Service Authority Revenue	5.000%	12/1/25		5,630	6,586
	South Carolina Public Service Authority Revenue	5.000%	12/1/26		5,000	5,831
	South Carolina Public Service Authority Revenue	5.000%	12/1/27		4,900	5,699
	South Carolina Public Service Authority Revenue	5.000%	12/1/28		15,155	17,585
	South Carolina Public Service Authority Revenue	5.000%	12/1/29		6,065	7,030
	South Carolina Public Service Authority Revenue	5.000%	12/1/30		10,955	12,657
	South Carolina Public Service Authority Revenue	5.000%	12/1/31		14,180	16,354
	South Carolina Public Service Authority Revenue	5.000%	12/1/32		8,535	9,802
	South Carolina Public Service Authority Revenue	5.000%	12/1/33		10,465	12,002
	South Carolina Public Service Authority Revenue	5.000%	12/1/35		3,185	3,785
	South Carolina Public Service Authority Revenue	5.000%	12/1/37		20,000	23,398
	South Carolina Public Service Authority Revenue	5.000%	12/1/37		4,500	5,318
	South Carolina Public Service Authority Revenue	5.000%	12/1/38		22,515	25,135
	South Carolina Transportation Infrastructure Revenue	4.000%	10/1/28		6,500	7,376
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/31		13,970	17,522
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32		30,000	37,502
	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24	(15)	1,000	1,156
	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25	(15)	1,440	1,704
	York County SC School District GO (Fort Mill School District No. 4)	4.000%	3/1/31		2,890	3,315
	York County SC School District GO (Fort Mill School District No. 4)	3.000%	3/1/32		5,550	5,879

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	York County SC School District GO (Fort Mill School District No. 4)	3.125%	3/1/33		5,720	6,088
	York County SC School District No. 1 GO	4.000%	3/1/29		2,805	3,135
						777,342
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23		1,000	1,112
	South Dakota Building Authority Revenue	5.000%	6/1/23	(Prere.)	4,000	4,533
	South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/33		1,815	2,181
	South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/35		2,730	3,265
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/28		2,235	2,770
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/29		1,735	2,138
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/31		4,905	5,977
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32		1,100	1,334
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/33		3,640	4,395
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34		11,985	13,191
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/35		1,685	1,842
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23		670	763
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24		650	761
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25		600	702
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26		675	785
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27		1,025	1,189
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28		1,825	2,112
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28		1,000	1,184
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29		1,415	1,632
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29		2,000	2,005
5	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/34		26,000	27,622
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34		8,250	9,392
						90,885
Tennessee (1.2%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/28		2,315	2,784
	Chattanooga TN Electric System Revenue	5.000%	9/1/31		2,250	2,686
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/27		2,450	2,973
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/28		1,710	2,107
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/30		3,000	3,703
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/30		3,045	3,758
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/32		1,185	1,447
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/35		1,500	1,814
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/36		740	892
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/38		1,005	1,204
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/39		760	907
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23		700	783
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24		745	852
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26		1,485	1,694
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28		2,400	2,727
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29		5,325	6,033
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30		5,615	6,339
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32		6,520	7,316
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33		6,340	7,108
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34		2,590	2,898
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.330%	11/1/19	LOC	7,800	7,800
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.330%	11/1/19	LOC	12,500	12,500
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.140%	11/7/19	LOC	6,000	6,000
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/26		2,315	2,779
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/28		1,715	2,127
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/29		1,540	1,892
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/30		1,360	1,659
	Hamilton County TN GO	5.000%	4/1/24		1,925	2,243
	Hamilton County TN GO	5.000%	5/1/30		4,000	4,492
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20		3,480	3,530
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31		5,880	6,889
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32		8,780	10,251
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33		9,240	10,769
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34		7,725	8,990
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/28		700	881
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/30		1,000	1,240

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/32		2,740	3,368
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/34		2,135	2,611
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/35		1,000	1,220
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/36		2,455	2,986
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/21		2,500	2,602
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/22		1,125	1,209
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/23		4,860	5,383
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/35		5,360	6,328
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36		4,000	4,711
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/37		6,435	7,561
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (East Tennessee Children’s Hospital)	5.000%	11/15/27		1,015	1,262
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/28		4,290	5,105
	Memphis TN Gas System Revenue	4.000%	12/1/33		1,030	1,177
	Memphis TN GO	5.000%	11/1/25		1,240	1,423
	Memphis TN GO	5.000%	5/1/28		3,145	3,317
	Memphis TN GO	5.000%	5/1/30		1,715	1,807
	Memphis TN GO	4.000%	6/1/30		9,265	10,554
	Memphis TN GO	4.000%	6/1/31		8,635	9,806
	Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/34		2,060	2,307
	Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/35		2,245	2,508
	Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/36		930	1,037
	Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/37		2,435	2,706
	Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/38		1,285	1,425
	Memphis TN Water System Revenue	4.000%	12/1/33		1,000	1,150
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/28		1,040	1,302
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29		1,000	1,245
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29		1,000	1,245
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30		1,210	1,499
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30		1,250	1,549
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31		1,040	1,282
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31		750	925
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/32		625	769
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/33		1,000	1,227
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/34		1,200	1,469
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/36		1,250	1,523
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/37		1,035	1,257
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32		8,830	10,139
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32		3,750	4,420
5	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.250%	11/1/19		18,105	18,105
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		9,885	9,913
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27		1,000	1,059
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/29		250	297
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.330%	11/1/19	LOC	28,090	28,090
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.330%	11/1/19	LOC	3,705	3,705
	Murfreesboro TN GO	4.000%	6/1/26		4,770	5,470
	Murfreesboro TN GO	4.000%	6/1/27		4,965	5,664
	Murfreesboro TN GO	4.000%	6/1/28		5,160	5,858
	Shelby County TN GO	5.000%	4/1/30		7,865	10,162
	Shelby County TN GO	5.000%	4/1/30		4,080	5,272
	Shelby County TN GO	5.000%	4/1/31		8,000	10,281
	Shelby County TN GO	5.000%	4/1/31		5,590	7,184
	Shelby County TN GO	3.125%	4/1/32		6,145	6,610
	Shelby County TN GO	4.000%	4/1/32		5,705	6,696
	Shelby County TN GO	3.125%	4/1/33		6,465	6,927
	Shelby County TN GO	4.000%	4/1/33		6,055	7,085
	Shelby County TN GO	4.000%	4/1/35		7,200	8,333
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/25		1,365	1,622

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/28	1,490	1,838
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	92,700	106,769
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	340	362
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,175	10,914
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,975	12,371
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,693
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,240	2,681
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	21,422
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	67,185	71,625
1	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	72,500	79,962
	Tennessee GO	5.000%	8/1/20	2,200	2,263
	Tennessee GO	5.000%	8/1/21	2,000	2,135
	Tennessee GO	5.000%	8/1/22	2,000	2,209
	Tennessee GO	5.000%	8/1/22	3,000	3,314
	Tennessee GO	5.000%	8/1/23	3,620	4,131
	Tennessee GO	5.000%	9/1/27	2,000	2,357
	Tennessee GO	5.000%	9/1/27	4,300	5,068
	Tennessee GO	5.000%	9/1/28	1,850	2,177
	Tennessee GO	5.000%	9/1/30	1,180	1,382
	Tennessee GO	5.000%	9/1/31	1,150	1,344
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	830	857
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,090	3,437
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,580	4,110
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,560	3,028
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,908
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,424
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,714
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,827
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,638
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,746
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/32	3,860	5,020
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	4,060	5,263
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	4,185	5,007
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,335
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	4,270	5,520
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	3,570	4,567
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/38	5,215	6,653
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/39	5,480	6,973
	Williamson County TN GO	5.000%	4/1/25	2,010	2,407
	Williamson County TN GO	5.000%	4/1/26	2,140	2,631
	Williamson County TN GO	4.000%	5/1/27	3,000	3,276
	Wilson County TN GO	5.000%	4/1/25	3,435	4,103
					827,275
Texas (9.3%)
	Alamo Heights TX Independent School District GO	4.000%	2/1/30	840	966
	Alamo Heights TX Independent School District GO	4.000%	2/1/31	810	926
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,168
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,771
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,639
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,590
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,393
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,604
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,822
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	5,065
	Aldine TX Independent School District GO	5.000%	2/15/28	1,945	2,292
	Aldine TX Independent School District GO	5.000%	2/15/28	8,000	9,426
	Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,456
	Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,988
	Aldine TX Independent School District GO	5.000%	2/15/37	1,065	1,306
	Aldine TX Independent School District GO	5.000%	2/15/38	6,315	7,713
	Alief TX Independent School District GO	5.000%	2/15/23	2,600	2,917
	Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,213
	Alief TX Independent School District GO	4.000%	2/15/29	2,780	3,158
	Allen TX Independent School District GO	5.000%	2/15/24	1,200	1,387
	Allen TX Independent School District GO	5.000%	2/15/31	1,070	1,282
	Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,196
	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,564
	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,163
	Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/27	240	299
	Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/28	300	379

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/29		235	301
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/30		500	592
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/31		515	602
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/32		310	361
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/33		380	441
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/34		330	382
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/36		375	432
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/37		1,100	1,263
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/38		900	1,031
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/39		470	537
Arlington TX Independent School District GO	5.000%	2/15/20		1,705	1,723
Arlington TX Independent School District GO	5.000%	2/15/24		4,560	5,275
Arlington TX Independent School District GO	5.000%	2/15/27		1,000	1,215
Arlington TX Independent School District GO	5.000%	2/15/29		1,545	1,863
Arlington TX Special Tax Revenue	5.000%	2/15/27	(15)	1,195	1,459
Arlington TX Special Tax Revenue	5.000%	2/15/28	(15)	750	933
Arlington TX Special Tax Revenue	5.000%	2/15/29	(15)	1,000	1,238
Arlington TX Special Tax Revenue	5.000%	2/15/30	(15)	1,000	1,231
Arlington TX Special Tax Revenue	5.000%	2/15/31	(15)	1,565	1,919
Arlington TX Special Tax Revenue	5.000%	2/15/33	(15)	1,700	2,072
Arlington TX Special Tax Revenue	5.000%	2/15/34	(15)	2,000	2,433
Arlington TX Special Tax Revenue	5.000%	2/15/35	(4)	3,300	4,049
Arlington TX Special Tax Revenue	5.000%	2/15/35	(15)	2,235	2,712
Arlington TX Special Tax Revenue	5.000%	2/15/36	(4)	4,545	5,555
Arlington TX Special Tax Revenue	5.000%	2/15/36	(15)	3,850	4,660
Arlington TX Special Tax Revenue	5.000%	2/15/37	(4)	2,800	3,407
Arlington TX Special Tax Revenue	5.000%	2/15/37	(15)	4,000	4,827
Arlington TX Special Tax Revenue	5.000%	2/15/38	(4)	5,035	6,099
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25		700	809
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26		750	882
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26		715	825
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27		2,030	2,404
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27		550	635
Austin TX Airport System Revenue	5.000%	11/15/33		2,035	2,448
Austin TX Airport System Revenue	5.000%	11/15/34		2,200	2,641
Austin TX Airport System Revenue	5.000%	11/15/37		4,500	5,359
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23		1,250	1,418
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24		1,015	1,185
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25		1,535	1,840
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26		1,035	1,235
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28		1,750	2,080
Austin TX Electric Utility System Revenue	5.000%	11/15/25		4,750	5,261
Austin TX Electric Utility System Revenue	4.000%	11/15/29		3,000	3,216
Austin TX Electric Utility System Revenue	5.000%	11/15/30		1,525	1,984
Austin TX Electric Utility System Revenue	4.000%	11/15/31		10,645	11,378
Austin TX Electric Utility System Revenue	5.000%	11/15/31		1,750	2,269
Austin TX Electric Utility System Revenue	5.000%	11/15/32		1,650	2,132
Austin TX Electric Utility System Revenue	5.000%	11/15/33		6,015	7,296
Austin TX Electric Utility System Revenue	5.000%	11/15/33		1,500	1,933
Austin TX Electric Utility System Revenue	5.000%	11/15/34		3,935	4,763
Austin TX Electric Utility System Revenue	5.000%	11/15/34		1,515	1,947
Austin TX Electric Utility System Revenue	5.000%	11/15/35		3,025	3,653
Austin TX Electric Utility System Revenue	5.000%	11/15/35		2,000	2,562
Austin TX Electric Utility System Revenue	5.000%	11/15/36		2,035	2,599
Austin TX Electric Utility System Revenue	5.000%	11/15/37		3,000	3,815
Austin TX Electric Utility System Revenue	5.000%	11/15/38		2,000	2,537
Austin TX Electric Utility System Revenue	5.000%	11/15/39		4,750	6,009
Austin TX GO	5.000%	9/1/26		10,000	12,029
Austin TX GO	5.000%	9/1/27		6,530	8,034
Austin TX GO	5.000%	9/1/29		2,855	3,342
Austin TX GO	5.000%	9/1/30		1,240	1,450
Austin TX GO	5.000%	9/1/31		2,140	2,497
Austin TX GO	5.000%	9/1/33		4,315	5,007
Austin TX Independent School District GO	5.000%	8/1/30		1,225	1,419
Austin TX Independent School District GO	4.000%	8/1/33		9,000	10,180
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(Prere.)	2,500	2,503
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	(ETM)	350	377
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30		5,000	5,540
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31		4,000	4,428
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32		10,705	12,327
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33		11,410	13,128

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34		5,615	6,801
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34		12,075	13,874
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		7,900	9,500
	Beaumont TX Independent School District GO	5.000%	2/15/26		1,560	1,901
	Beaumont TX Independent School District GO	3.000%	2/15/31		1,500	1,573
	Bexar County TX GO	5.000%	6/15/20		3,400	3,480
	Bexar County TX GO	5.000%	6/15/23	(Prere.)	41,500	47,092
	Bexar County TX GO	5.000%	6/15/27		5,000	6,115
	Bexar County TX GO	5.000%	6/15/28		3,520	4,294
	Bexar County TX GO	5.000%	6/15/29		4,600	5,591
	Bexar County TX GO	5.000%	6/15/32		5,000	5,783
	Bexar County TX GO	4.000%	6/15/33		2,750	3,094
	Bexar County TX GO	4.000%	6/15/34		2,000	2,246
	Bexar County TX GO	4.000%	6/15/34		3,020	3,347
	Bexar County TX GO	4.000%	6/15/34		1,260	1,441
	Bexar County TX GO	5.000%	6/15/36		3,550	4,321
	Bexar County TX GO	4.000%	6/15/37		3,315	3,759
5	Bexar County TX GO TOB VRDO	1.150%	11/7/19		8,000	8,000
	Bexar County TX Hospital District GO	5.000%	2/15/25		1,630	1,937
	Bexar County TX Hospital District GO	5.000%	2/15/26		2,220	2,701
	Bexar County TX Hospital District GO	5.000%	2/15/29		1,000	1,116
	Bexar County TX Hospital District GO	5.000%	2/15/30		1,895	2,113
	Bexar County TX Hospital District GO	5.000%	2/15/31		1,895	2,221
	Bexar County TX Hospital District GO	5.000%	2/15/32		2,750	3,209
	Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20		13,265	13,307
	Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20		6,450	6,471
	Canyon TX Independent School District GO	5.000%	2/15/26		2,500	3,042
	Carrollton TX GO	5.000%	8/15/22		1,070	1,181
	Carrollton TX GO	5.000%	8/15/23		1,455	1,658
	Carrollton TX GO	5.000%	8/15/24		1,250	1,467
	Carrollton-Farmers Branch TX Independent School District GO	4.000%	2/15/20		5,060	5,100
	Carrollton-Farmers Branch TX Independent School District GO	5.000%	2/15/26		1,000	1,217
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		1,550	1,558
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		1,150	1,158
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	(Prere.)	2,925	2,946
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		1,170	1,215
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21	(Prere.)	4,000	4,208
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		750	803
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		725	799
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		2,375	2,687
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		1,180	1,333
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		4,650	4,175
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25		1,350	1,565
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		6,490	5,683
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27		7,850	6,667
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27		2,900	3,432
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28		5,500	4,545
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/28		1,275	1,489
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29		5,220	4,193
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30		4,355	3,391
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		2,825	3,321
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		1,000	1,174
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31		4,880	3,659
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31		1,275	1,489
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32		1,985	2,313
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		4,000	2,775
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,440	1,658
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		2,000	2,325
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,310	1,520
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		3,500	3,823
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34		4,000	2,672
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,245	1,431
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		3,700	4,294
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,355	1,570
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35		4,950	3,183
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		2,500	2,870
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		3,350	3,880
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		2,000	2,314
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36		3,250	3,759
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37		5,525	3,280
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38		3,500	1,994

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39		4,500	2,475
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40		5,700	3,020
	Clear Creek TX Independent School District GO	5.000%	2/15/31		3,750	4,395
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25		5,080	5,335
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26		4,305	4,521
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27		5,995	6,296
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28		6,180	6,491
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,190	3,350
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30		6,535	6,861
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/26		1,715	2,080
	Comal TX Independent School District GO	5.000%	2/1/26		3,390	4,128
	Comal TX Independent School District GO	5.000%	2/1/27		6,440	7,825
	Comal TX Independent School District GO	5.000%	2/1/29		7,245	8,745
	Conroe TX GO	5.000%	11/15/26		930	1,148
	Conroe TX GO	5.000%	11/15/27		1,015	1,280
	Conroe TX GO	5.000%	11/15/28		1,715	2,206
	Conroe TX Independent School District GO	5.000%	2/15/21	(Prere.)	5,325	5,583
	Conroe TX Independent School District GO	5.000%	2/15/25		1,650	1,961
	Conroe TX Independent School District GO	5.000%	2/15/28		7,810	9,469
	Coppell TX Independent School District GO	5.000%	8/15/23		3,255	3,713
	Coppell TX Independent School District GO	5.000%	8/15/24		3,230	3,793
	Coppell TX Independent School District GO	5.000%	8/15/26		1,345	1,661
	Corpus Christi TX GO	4.000%	3/1/21		3,000	3,112
	Corpus Christi TX GO	5.000%	3/1/24		6,180	7,131
	Corpus Christi TX GO	5.000%	3/1/25		2,190	2,597
	Corpus Christi TX GO	5.000%	3/1/29		5,235	5,853
	Corpus Christi TX GO	5.000%	3/1/30		5,495	6,136
	Corpus Christi TX GO	5.000%	3/1/31		5,770	6,431
	Corpus Christi TX Independent School District GO	4.000%	8/15/30		3,000	3,377
	Corpus Christi TX Independent School District GO	4.000%	8/15/33		3,500	4,027
	Corpus Christi TX Independent School District GO	4.000%	8/15/35		2,000	2,289
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20		2,720	2,749
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23		9,830	11,022
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		5,015	5,955
	Dallas County TX Community College District GO	5.000%	2/15/26		3,440	4,188
	Dallas County TX Community College District GO	5.000%	2/15/27		3,610	4,486
	Dallas County TX GO	5.000%	8/15/25		3,575	4,312
	Dallas County TX Hospital District GO	5.000%	8/15/23		3,000	3,397
	Dallas County TX Hospital District GO	5.000%	8/15/27		6,745	8,410
	Dallas County TX Hospital District GO	5.000%	8/15/31		15,395	19,179
	Dallas County TX Hospital District GO	5.000%	8/15/32		14,520	18,005
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24		8,000	9,183
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25		8,390	9,892
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26		8,060	9,736
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27		8,265	10,193
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25		7,950	9,381
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		5,105	6,473
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		2,295	2,551
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29		1,195	1,326
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30		9,000	11,813
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30		2,160	2,396
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32		8,000	10,429
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33		6,000	7,803
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33		11,485	13,401
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34		2,280	2,766
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35		1,300	1,543
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37		7,000	7,822
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38		5,000	5,572
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23	(12)	9,880	9,908
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24	(12)	8,345	8,369
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25	(12)	5,050	5,064
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26	(12)	1,650	1,654
	Dallas TX GO	5.000%	2/15/22	(ETM)	45	49
	Dallas TX Independent School District GO	5.000%	2/15/24		17,450	18,291
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21		10,000	10,727
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31		3,000	3,499
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/32		4,870	5,652
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/36		5,010	6,044
5	Dallas TX Waterworks & Sewer System Revenue TOB VRDO	1.150%	11/7/19		7,640	7,640
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28		7,335	7,600
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28		2,235	2,574

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	6,587
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	17,178
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	6,915
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	15,695
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,545	14,388
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,775	8,587
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,785	6,382
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,040	9,967
Denton County TX GO	5.000%	7/15/21	1,515	1,611
Denton County TX GO	5.000%	7/15/24	1,610	1,883
Denton County TX GO	5.000%	7/15/25	1,605	1,927
Denton County TX GO	4.000%	7/15/32	3,025	3,368
Denton County TX GO	4.000%	7/15/33	2,000	2,219
Denton TX Independent School District GO	5.000%	8/15/30	7,775	9,310
Denton TX Independent School District GO	5.000%	8/15/32	2,150	2,546
Denton TX Independent School District GO	5.000%	8/15/37	10,000	12,188
Denton TX Independent School District GO	5.000%	8/15/38	10,000	12,158
Dickinson TX Independent School District GO	5.000%	2/15/32	3,135	3,578
Dripping Springs TX Independent School District GO	4.000%	2/15/29	1,895	2,083
Dripping Springs TX Independent School District GO	4.000%	2/15/30	3,000	3,290
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,647
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,020
El Paso TX GO	4.000%	8/15/30	3,465	3,908
El Paso TX GO	5.000%	8/15/31	4,050	4,856
El Paso TX GO	5.000%	8/15/32	3,625	4,330
El Paso TX GO	5.000%	8/15/34	4,570	5,432
El Paso TX GO	5.000%	8/15/35	4,795	5,680
El Paso TX GO	5.000%	8/15/36	4,000	4,728
El Paso TX GO	5.000%	8/15/36	5,035	5,951
El Paso TX GO	5.000%	8/15/36	1,000	1,122
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,452
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,976
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,573
El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29	2,150	2,499
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,190	1,414
El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,315
El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,381
El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,921
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,531
Fort Bend County TX GO	5.000%	3/1/21	2,750	2,888
Fort Bend County TX GO	5.000%	3/1/28	5,000	5,898
Fort Bend TX Independent School District GO	5.000%	2/15/26	7,870	9,607
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,246
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,443
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,732
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,547
Frisco TX GO	5.000%	2/15/26	2,790	3,313
Frisco TX GO	5.000%	2/15/27	5,475	6,651
Frisco TX GO	5.000%	2/15/29	2,505	3,031
Frisco TX Independent School District GO	5.000%	8/15/22	5,000	5,529
Frisco TX Independent School District GO	5.000%	8/15/23	2,025	2,309
Frisco TX Independent School District GO	5.000%	8/15/24	2,195	2,578
Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,487
Frisco TX Independent School District GO	5.000%	8/15/25	2,000	2,415
Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,238
Frisco TX Independent School District GO	5.000%	8/15/27	3,635	4,526
Frisco TX Independent School District GO	4.000%	8/15/30	4,075	4,683
Frisco TX Independent School District GO	4.000%	8/15/32	3,730	4,256
Galena Park TX Independent School District GO	5.000%	8/15/25	1,415	1,701
Galena Park TX Independent School District GO	5.000%	8/15/26	1,050	1,291
Galena Park TX Independent School District GO	5.000%	8/15/27	1,825	2,289
Galena Park TX Independent School District GO	5.000%	8/15/28	1,825	2,312
Galena Park TX Independent School District GO	5.000%	8/15/36	2,850	3,520
Galena Park TX Independent School District GO	5.000%	8/15/37	2,830	3,483
Galveston County TX GO	4.000%	2/1/26	1,575	1,816
Galveston County TX GO	4.000%	2/1/27	1,565	1,827
Galveston County TX GO	4.000%	2/1/28	1,460	1,696
Galveston County TX GO	4.000%	2/1/29	1,040	1,201
Galveston County TX GO	5.000%	2/1/30	1,160	1,422
Galveston County TX GO	4.000%	2/1/32	1,195	1,357
Garland TX Electric Utility System Revenue	5.000%	3/1/31	1,095	1,393

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Garland TX Electric Utility System Revenue	5.000%	3/1/32		1,355	1,716
	Garland TX Electric Utility System Revenue	5.000%	3/1/33		2,010	2,535
	Garland TX Electric Utility System Revenue	5.000%	3/1/34		1,250	1,573
	Garland TX Electric Utility System Revenue	5.000%	3/1/35		1,115	1,398
	Garland TX Electric Utility System Revenue	5.000%	3/1/36		1,000	1,250
	Garland TX Electric Utility System Revenue	5.000%	3/1/37		1,000	1,245
	Garland TX Independent School District GO	5.000%	2/15/22		3,000	3,255
	Garland TX Independent School District GO	5.000%	2/15/26		4,125	4,914
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/37		5,000	6,120
4	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.200% coupon rate effective 10/1/2023	0.000%	10/1/31		2,890	3,116
4	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.300% coupon rate effective 10/1/2023	0.000%	10/1/32		5,320	5,734
4	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.400% coupon rate effective 10/1/2023	0.000%	10/1/33		18,100	19,553
	Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23		69,800	77,626
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26		3,315	3,979
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28		3,000	3,591
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/32		2,325	2,765
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23		2,065	2,353
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24		3,170	3,712
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28		3,110	3,704
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29		7,340	8,709
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30		2,185	2,583
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/26		1,050	1,288
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/27		1,000	1,250
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/28		1,045	1,300
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/29		1,205	1,490
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/31		1,500	1,838
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/32		1,725	1,963
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/34		8,415	9,525
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/35		1,300	1,468
	Harris County TX Flood Control District GO	5.000%	10/1/26		6,025	7,069
	Harris County TX Flood Control District GO	5.000%	10/1/27		5,000	5,856
	Harris County TX Flood Control District GO	5.000%	10/1/28		3,000	3,506
	Harris County TX Flood Control District GO	5.000%	10/1/29		10,000	11,928
	Harris County TX Flood Control District GO	5.000%	10/1/29		2,000	2,340
	Harris County TX Flood Control District Revenue	5.000%	10/1/32		5,015	6,205
	Harris County TX Flood Control District Revenue	4.000%	10/1/35		4,115	4,710
	Harris County TX Flood Control District Revenue	4.000%	10/1/36		5,865	6,687
	Harris County TX GO	5.000%	10/1/20		1,020	1,055
	Harris County TX GO	5.000%	10/1/21		8,000	8,272
	Harris County TX GO	5.000%	10/1/25		5,755	6,943
	Harris County TX GO	5.000%	10/1/25		8,160	9,845
	Harris County TX GO	5.000%	8/15/26		3,010	3,704
	Harris County TX GO	5.000%	10/1/27		6,335	7,612
	Harris County TX GO	5.000%	10/1/28		6,660	7,982
	Harris County TX GO	5.000%	10/1/29		6,490	7,769
	Harris County TX GO	5.000%	10/1/30		5,405	6,442
	Harris County TX GO	5.000%	8/15/34		3,120	3,662
	Harris County TX GO	5.000%	10/1/34		2,700	3,333
	Harris County TX GO	5.000%	10/1/35		4,215	4,990
	Harris County TX GO	5.000%	10/1/36		6,545	7,734
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	1.350%	11/1/19		42,470	42,470
	Harris County TX Hospital District Revenue	5.000%	2/15/28		1,860	2,196
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19	(Prere.)	3,000	3,000
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19	(Prere.)	6,475	6,475
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19	(Prere.)	5,665	5,665
5	Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	1.170%	11/7/19		7,745	7,745
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		3,000	3,209
	Harris County TX Sports Authority Revenue	0.000%	11/15/23	(14)(ETM)	5,220	4,895
	Harris County TX Sports Authority Revenue	0.000%	11/15/23	(14)	1,780	1,628
	Harris County TX Sports Authority Revenue	5.000%	11/15/24		2,025	2,341

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Harris County TX Sports Authority Revenue	5.000%	11/15/25		1,000	1,153
Harris County TX Sports Authority Revenue	5.000%	11/15/26		1,000	1,149
Harris County TX Sports Authority Revenue	5.000%	11/15/27		1,530	1,749
Harris County TX Sports Authority Revenue	5.000%	11/15/28		5,160	5,954
Harris County TX Sports Authority Revenue	5.000%	11/15/29		12,000	13,814
Harris County TX Sports Authority Revenue	5.000%	11/15/30		5,025	5,771
Harris County TX Toll Road Revenue	5.000%	8/15/20		2,000	2,004
Harris County TX Toll Road Revenue	5.000%	8/15/25		3,455	3,799
Harris County TX Toll Road Revenue	5.000%	8/15/27		22,185	24,344
Harris County TX Toll Road Revenue	5.000%	8/15/32		4,170	5,011
Hays County TX GO	5.000%	2/15/26		1,145	1,390
Hays County TX GO	5.000%	2/15/26		1,260	1,530
Hays County TX GO	5.000%	2/15/27		1,095	1,359
Hays County TX GO	5.000%	2/15/28		1,000	1,239
Hays County TX GO	5.000%	2/15/28		1,695	2,100
Hays County TX GO	5.000%	2/15/29		1,810	2,235
Hays County TX GO	5.000%	2/15/29		1,540	1,901
Hays County TX GO	5.000%	2/15/30		1,760	2,164
Hays County TX GO	5.000%	2/15/30		2,175	2,675
Hays County TX GO	5.000%	2/15/31		1,910	2,340
Hays County TX GO	5.000%	2/15/31		1,590	1,948
Hays County TX GO	5.000%	2/15/32		1,780	2,173
Hays County TX GO	5.000%	2/15/34		1,035	1,257
Highland Park TX Independent School District GO	5.000%	2/15/26		3,000	3,658
Houston TX Airport System Revenue	5.000%	7/1/26		4,650	5,697
Houston TX Airport System Revenue	5.000%	7/1/26		3,000	3,186
Houston TX Airport System Revenue	5.000%	7/1/27		3,660	4,576
Houston TX Airport System Revenue	5.000%	7/1/32		2,865	3,574
Houston TX Airport System Revenue	5.000%	7/1/33		3,000	3,730
Houston TX Airport System Revenue	5.000%	7/1/34		5,500	6,822
Houston TX Airport System Revenue	5.000%	7/1/35		4,450	5,505
Houston TX Airport System Revenue	5.000%	7/1/36		10,000	12,338
Houston TX Airport System Revenue	5.000%	7/1/37		5,500	6,762
Houston TX Airport System Revenue VRDO	1.120%	11/7/19	LOC	29,710	29,710
Houston TX Combined Utility System Revenue	5.000%	11/15/24		1,055	1,212
Houston TX Community College System GO	5.000%	2/15/29		3,635	4,036
Houston TX GO	5.000%	3/1/21		2,000	2,101
Houston TX GO	5.000%	3/1/22		12,250	13,298
Houston TX GO	5.000%	3/1/22	(Prere.)	8,345	9,066
Houston TX GO	5.000%	3/1/22	(Prere.)	8,335	9,075
Houston TX GO	5.000%	3/1/22		5,000	5,428
Houston TX GO	5.000%	3/1/23		4,000	4,480
Houston TX GO	5.000%	3/1/24		1,860	2,146
Houston TX GO	5.000%	3/1/25		1,600	1,897
Houston TX GO	5.000%	3/1/26		10,000	12,159
Houston TX GO	5.000%	3/1/26		10,000	11,515
Houston TX GO	5.000%	3/1/27		9,750	11,818
Houston TX GO	5.000%	3/1/27		6,000	7,407
Houston TX GO	5.000%	3/1/28		10,000	12,341
Houston TX GO	5.000%	3/1/29		6,000	7,382
Houston TX GO	5.000%	3/1/30		4,000	4,564
Houston TX GO	5.000%	3/1/31		5,180	6,183
Houston TX GO	5.000%	3/1/32		3,840	4,568
Houston TX GO	4.000%	3/1/33		5,000	5,669
Houston TX GO	4.000%	3/1/34		5,000	5,658
Houston TX GO	4.000%	3/1/35		3,000	3,387
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	1.110%	11/7/19		5,130	5,130
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21	(2)	22,720	22,121
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26		1,650	1,917
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28		2,100	2,421
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29		1,520	1,746
Houston TX Independent School District GO	5.000%	2/15/20		6,000	6,064
Houston TX Independent School District GO	5.000%	2/15/21		15,920	16,697
Houston TX Independent School District GO	5.000%	2/15/22		2,000	2,173
Houston TX Independent School District GO	5.000%	2/15/26		1,855	2,267
Houston TX Independent School District GO	5.000%	2/15/27		10,580	12,881
Houston TX Independent School District GO	5.000%	2/15/28		22,100	27,436
Houston TX Independent School District GO	4.000%	2/15/30		17,925	19,676
Houston TX Independent School District GO	4.000%	2/15/31		9,645	10,365
Houston TX Independent School District GO	4.000%	2/15/32		4,000	4,577
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	13,250	13,810

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Houston TX Utility System Revenue	5.000%	5/15/21		2,945	3,116
	Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	14,670	15,810
	Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	10,335	11,138
	Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	8,020	8,643
	Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	8,190	8,826
	Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	10,000	10,777
	Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	10,000	10,777
	Houston TX Utility System Revenue	5.000%	5/15/23		7,225	8,163
	Houston TX Utility System Revenue	5.000%	11/15/23		3,025	3,471
	Houston TX Utility System Revenue	5.000%	5/15/24		9,595	11,169
	Houston TX Utility System Revenue	5.000%	5/15/25		6,075	7,057
	Houston TX Utility System Revenue	5.000%	11/15/26		3,065	3,802
	Houston TX Utility System Revenue	5.000%	11/15/26		3,630	4,503
	Houston TX Utility System Revenue	5.000%	5/15/27		6,550	7,586
	Houston TX Utility System Revenue	5.000%	11/15/27		1,585	2,008
	Houston TX Utility System Revenue	5.000%	11/15/27		6,050	7,103
	Houston TX Utility System Revenue	5.000%	11/15/30		15,060	18,327
	Houston TX Utility System Revenue	4.000%	11/15/31		17,535	19,860
	Houston TX Utility System Revenue	5.250%	11/15/33		10,000	12,309
	Houston TX Utility System Revenue	5.000%	11/15/34		3,800	4,396
	Houston TX Utility System Revenue	5.000%	11/15/35		36,750	44,220
	Houston TX Utility System Revenue	5.000%	11/15/36		5,185	6,486
1	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.020%	5/1/20		10,000	10,003
	Humble TX Independent School District GO	5.000%	2/15/21		5,575	5,847
	Humble TX Independent School District GO	5.500%	2/15/24		14,235	16,757
	Humble TX Independent School District GO	4.000%	2/15/28		5,090	5,729
	Hurst-Euless-Bedford TX Independent School District GO	4.000%	8/15/22		2,545	2,745
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22		3,290	3,638
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23		1,115	1,271
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,250	1,467
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26		14,240	17,533
	Judson TX Independent School District	5.000%	2/1/25		1,070	1,275
	Katy TX Independent School District GO	5.000%	2/15/25		2,560	3,044
	Katy TX Independent School District GO	5.000%	2/15/26		2,090	2,473
	Katy TX Independent School District GO	5.000%	2/15/34		7,560	8,998
	Keller TX Independent School District GO	5.000%	8/15/26		5,155	6,108
	Keller TX Independent School District GO	4.000%	8/15/29		2,900	3,301
	Keller TX Independent School District GO	5.000%	2/15/34		5,000	5,807
	Kemp TX Independent School District GO	4.000%	2/15/30		1,650	1,808
	Klein TX Independent School District GO	4.000%	8/1/27		3,970	4,519
	Klein TX Independent School District GO	5.000%	8/1/35		2,000	2,401
	Klein TX Independent School District GO	5.000%	8/1/37		3,000	3,583
	La Joya TX Independent School District GO	5.000%	2/15/24		2,985	3,289
	Lake Dallas TX Independent School District GO	4.000%	8/15/30		975	1,141
	Lake Dallas TX Independent School District GO	4.000%	8/15/31		1,115	1,300
	Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	2,665	2,794
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		5,060	6,011
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		2,020	2,456
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		4,500	5,335
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/27		2,425	3,011
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/28		4,220	5,239
	Laredo TX Community College District GO	5.000%	8/1/22		1,500	1,645
	Laredo TX Community College District GO	5.000%	8/1/30		2,000	2,301
	Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,719
	Laredo TX Independent School District GO	4.000%	8/1/29		2,905	3,225
	Leander TX Independent School District GO	0.000%	8/16/24		8,500	7,936
	Leander TX Independent School District GO	0.000%	8/16/25		10,000	9,188
	Leander TX Independent School District GO	5.000%	8/15/30		5,420	6,409
	Lewisville TX Independent School District GO	4.000%	8/15/27		4,535	5,179
	Lone Star College System Texas GO	5.000%	2/15/21		3,650	3,830
	Lone Star College System Texas GO	5.000%	2/15/21		1,140	1,196
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/29		10,000	10,533
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		10,000	10,199
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		4,000	4,210
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/32		13,955	15,555
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/33		8,500	9,469
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		1,195	1,389
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		2,320	2,696

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	1,420	1,694
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/27	5,250	6,060
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	4,500	5,179
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/29	4,470	5,125
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31	1,635	1,912
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31	1,375	1,649
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31	3,000	3,346
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/32	1,420	1,657
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	2,000	2,470
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/35	3,060	3,769
Lubbock TX GO	5.000%	2/15/23	700	760
Lubbock TX GO	5.000%	2/15/27	5,735	6,013
Lubbock TX GO	5.000%	2/15/29	4,335	4,545
Lubbock TX GO	5.000%	2/15/30	6,660	6,983
Lubbock TX GO	4.000%	2/15/31	1,525	1,710
Lubbock TX GO	5.000%	2/15/31	4,120	4,320
Lubbock TX GO	4.000%	2/15/32	1,425	1,594
Lubbock TX GO	4.000%	2/15/33	1,000	1,116
Mansfield TX Independent School District GO	5.000%	2/15/26	2,215	2,699
Mansfield TX Independent School District GO	4.000%	2/15/29	6,000	6,483
Mansfield TX Independent School District GO	4.000%	2/15/29	6,100	6,591
Matagorda County TX Navigation District No. 1 Pollution Control Revenue (Central Power & Light Co. Project)	2.600%	11/1/29	10,000	10,489
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,012
Mesquite TX Independent School District GO	5.000%	8/15/29	1,175	1,435
Monahans-Wickett-Pyote TX Independent School District GO	4.000%	2/15/30	5,425	6,205
Monahans-Wickett-Pyote TX Independent School District GO	4.000%	2/15/31	5,645	6,430
Montgomery County TX GO	5.000%	3/1/31	16,450	19,732
Montgomery County TX GO	5.000%	3/1/32	16,910	20,227
Montgomery TX GO	4.000%	3/1/29	11,625	13,645
Montgomery TX GO	4.000%	3/1/30	13,500	15,694
Nederland TX Independent School District GO	3.000%	8/15/33	1,385	1,469
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/26	2,450	3,004
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/27	3,290	4,116
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/29	2,030	2,506
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/30	2,000	2,454
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/33	3,125	3,502
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/34	3,310	3,706
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	4,178
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,776
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	4.000%	11/15/26	2,000	2,143
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,359
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,851
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,532
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Children’s Health System of Texas Project)	4.000%	8/15/35	3,000	3,350
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/29	725	793

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/30		845	936
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/35		1,000	1,096
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/25		4,000	3,735
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/30		12,500	11,632
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/35		15,900	14,755
North East TX Independent School District GO	4.000%	8/1/32		1,440	1,671
North East TX Independent School District GO	4.000%	8/1/33		1,450	1,677
North East TX Independent School District GO	4.000%	8/1/35		1,250	1,438
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25		1,350	1,547
North East TX Regional Mobility Authority Revenue	5.000%	1/1/26		1,415	1,655
North East TX Regional Mobility Authority Revenue	5.000%	1/1/27		1,485	1,728
North East TX Regional Mobility Authority Revenue	5.000%	1/1/28		1,560	1,809
North East TX Regional Mobility Authority Revenue	5.000%	1/1/29		1,640	1,897
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30		1,470	1,695
North East TX Regional Mobility Authority Revenue	5.000%	1/1/36		9,000	10,286
North Texas Municipal Water District Water System Revenue	5.000%	9/1/20		6,935	7,154
North Texas Municipal Water District Water System Revenue	5.000%	9/1/21		7,275	7,782
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22		6,000	6,630
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23		7,000	7,984
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	3,150	3,364
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	4,000	4,272
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	9,000	9,612
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	28,500	30,438
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	4,130	4,429
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	1,250	1,346
North Texas Tollway Authority System Revenue	5.000%	1/1/23		8,085	9,025
North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,865	2,079
North Texas Tollway Authority System Revenue	6.250%	2/1/23		46,470	47,006
North Texas Tollway Authority System Revenue	5.000%	1/1/24		9,615	11,062
North Texas Tollway Authority System Revenue	5.000%	1/1/24		1,455	1,669
North Texas Tollway Authority System Revenue	5.000%	1/1/25		8,285	9,518
North Texas Tollway Authority System Revenue	5.000%	1/1/25		2,185	2,573
North Texas Tollway Authority System Revenue	5.000%	1/1/25		3,465	4,104
North Texas Tollway Authority System Revenue	5.000%	1/1/26		10,720	12,298
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,055	1,174
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,400	1,559
North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,000	2,355
North Texas Tollway Authority System Revenue	5.000%	1/1/27		4,430	5,069
North Texas Tollway Authority System Revenue	5.000%	1/1/27		4,570	5,518
North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,705	3,248
North Texas Tollway Authority System Revenue	5.000%	1/1/29		5,020	5,874
North Texas Tollway Authority System Revenue	5.000%	1/1/30		5,400	6,129
North Texas Tollway Authority System Revenue	5.000%	1/1/30		6,495	7,752
North Texas Tollway Authority System Revenue	5.000%	1/1/30		1,925	2,288
North Texas Tollway Authority System Revenue	5.000%	1/1/31		11,150	12,622
North Texas Tollway Authority System Revenue	5.000%	1/1/31		15,180	17,614
North Texas Tollway Authority System Revenue	5.000%	1/1/31		5,020	5,833
North Texas Tollway Authority System Revenue	5.000%	1/1/31		3,095	3,684
North Texas Tollway Authority System Revenue	5.000%	1/1/31		9,285	10,993
North Texas Tollway Authority System Revenue	5.000%	1/1/31		12,400	13,324
North Texas Tollway Authority System Revenue	4.000%	1/1/32		13,500	15,247
North Texas Tollway Authority System Revenue	5.000%	1/1/32		48,045	55,645
North Texas Tollway Authority System Revenue	5.000%	1/1/32		3,615	4,292
North Texas Tollway Authority System Revenue	5.000%	1/1/32		16,290	18,893
North Texas Tollway Authority System Revenue	5.000%	1/1/32		4,830	5,850
North Texas Tollway Authority System Revenue	4.000%	1/1/33		2,575	2,900
North Texas Tollway Authority System Revenue	5.000%	1/1/33		44,500	51,485
North Texas Tollway Authority System Revenue	5.000%	1/1/33		10,225	11,835
North Texas Tollway Authority System Revenue	5.000%	1/1/33		6,905	8,362
North Texas Tollway Authority System Revenue	5.000%	1/1/33		2,415	2,910
North Texas Tollway Authority System Revenue	4.000%	1/1/34	(4)	2,035	2,278
North Texas Tollway Authority System Revenue	5.000%	1/1/34		33,000	38,127
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,500	1,772
North Texas Tollway Authority System Revenue	5.000%	1/1/34		4,275	5,168
North Texas Tollway Authority System Revenue	5.000%	1/1/34		7,050	9,543
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,500	1,840

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	4.000%	1/1/35	(4)	3,000	3,347
North Texas Tollway Authority System Revenue	5.000%	1/1/35		1,025	1,208
North Texas Tollway Authority System Revenue	5.000%	1/1/35		6,500	7,498
North Texas Tollway Authority System Revenue	5.000%	1/1/35		5,025	6,061
North Texas Tollway Authority System Revenue	5.000%	1/1/35		2,130	2,604
North Texas Tollway Authority System Revenue	4.000%	1/1/36		13,245	14,813
North Texas Tollway Authority System Revenue	4.000%	1/1/36	(4)	3,100	3,445
North Texas Tollway Authority System Revenue	5.000%	1/1/36		1,930	2,268
North Texas Tollway Authority System Revenue	5.000%	1/1/36		7,045	8,467
North Texas Tollway Authority System Revenue	5.000%	1/1/36		2,955	3,601
North Texas Tollway Authority System Revenue	4.000%	1/1/37		15,935	17,767
North Texas Tollway Authority System Revenue	4.000%	1/1/37		3,000	3,368
North Texas Tollway Authority System Revenue	4.000%	1/1/37		37,490	42,621
North Texas Tollway Authority System Revenue	5.000%	1/1/37		10,000	11,983
North Texas Tollway Authority System Revenue	4.000%	1/1/38		3,035	3,395
North Texas Tollway Authority System Revenue	5.000%	1/1/38		11,285	13,669
Northside Independent School District Texas GO	5.000%	2/15/23		3,130	3,512
Northside Independent School District Texas GO	5.000%	6/15/23		3,015	3,419
Northside Independent School District Texas GO	5.000%	2/15/24		5,090	5,884
Northside Independent School District Texas GO	4.000%	6/1/27		3,645	3,894
Northside Independent School District Texas GO	5.000%	6/15/27		2,390	2,925
Northside Independent School District Texas GO	4.000%	6/1/28		3,020	3,222
Northside TX Independent School District GO	4.000%	6/1/24		3,345	3,582
Northside TX Independent School District GO	5.000%	6/15/25		3,000	3,398
Northwest Independent School District Texas GO	5.000%	2/15/25		10,000	11,891
Northwest Independent School District Texas GO	5.000%	2/15/26		6,380	7,572
Northwest Independent School District Texas GO	4.000%	2/15/20		3,240	3,266
Odessa TX Junior College District GO	5.000%	8/15/26		770	942
Odessa TX Junior College District GO	5.000%	8/15/28		660	821
Odessa TX Junior College District GO	4.000%	8/15/35		2,170	2,419
Odessa TX Junior College District GO	4.000%	8/15/36		1,000	1,112
Odessa TX Junior College District GO	4.000%	8/15/37		2,885	3,195
Pasadena TX GO	4.000%	2/15/29		1,000	1,118
Pasadena TX GO	4.000%	2/15/30		1,750	1,946
Pasadena TX Independent School District GO	5.000%	2/15/29		5,465	6,102
Pearland TX Independent School District GO	5.000%	2/15/26		1,995	2,426
Pearland TX Independent School District GO	5.000%	2/15/28		1,985	2,399
Pearland TX Independent School District GO	5.000%	2/15/29		1,765	2,126
Pearland TX Independent School District GO	5.000%	2/15/30		1,260	1,512
Pearland TX Independent School District GO	4.000%	2/15/31		3,830	4,318
Pflugerville TX Independent School District GO	5.000%	2/15/23		2,000	2,244
Pflugerville TX Independent School District GO	5.000%	2/15/31		2,760	3,463
Pflugerville TX Independent School District GO	5.000%	2/15/32		5,025	6,282
Pflugerville TX Independent School District GO	5.000%	2/15/37		4,380	5,206
Pflugerville TX Independent School District GO	5.000%	2/15/38		5,000	5,928
Pflugerville TX Independent School District GO	5.000%	2/15/39		3,000	3,550
Plano TX Independent School District GO	5.000%	2/15/21		7,200	7,551
Plano TX Independent School District GO	5.000%	2/15/28		12,745	15,444
Port Arthur TX Independent School District GO	5.000%	2/15/24		1,700	1,964
Port of Corpus Christi TX Authority Nueces County Revenue	4.000%	12/1/35		1,655	1,883
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/36		1,280	1,590
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/37		1,500	1,856
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/38		1,200	1,482
Prosper TX Independent School District GO	4.000%	2/15/31		1,210	1,415
Prosper TX Independent School District GO	4.000%	2/15/32		3,290	3,820
Prosper TX Independent School District GO	4.000%	2/15/33		1,650	1,905
Prosper TX Independent School District GO	5.000%	2/15/37		2,175	2,684
Prosper TX Independent School District GO	5.000%	2/15/38		2,000	2,460
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25		1,000	1,154
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26		985	1,153
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27		900	1,050
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28		705	819
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29		1,420	1,644
Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36		1,000	1,057
Richardson TX Independent School District GO	5.000%	2/15/21		3,000	3,146
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		9,505	9,775
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		3,060	3,262
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		215	244
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25		4,520	5,383
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/26		7,000	8,480
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27		1,580	1,954

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,020	1,053
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	6,190	6,247
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,715	22,459
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	40,320	45,154
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	7,510	8,272
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/25	3,125	3,441
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27	11,870	14,729
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	4,000	4,740
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	7,675	8,935
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/28	14,600	18,449
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/29	4,000	4,783
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/30	11,005	13,231
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,091
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,418
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/33	5,000	5,637
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	10,000	11,254
3	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	21,000	26,892
3	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/35	14,000	17,861
3	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	8,525	10,823
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	4,000	4,840
	San Antonio TX GO	5.000%	2/1/23	12,630	14,144
	San Antonio TX GO	5.000%	2/1/24	8,010	9,249
	San Antonio TX GO	5.000%	2/1/25	10,000	11,867
	San Antonio TX GO	5.000%	2/1/26	5,800	6,896
	San Antonio TX GO	5.000%	2/1/26	2,500	2,890
	San Antonio TX GO	5.000%	2/1/27	4,915	5,820
	San Antonio TX GO	5.000%	2/1/27	1,750	2,022
	San Antonio TX GO	5.000%	2/1/28	1,000	1,153
	San Antonio TX GO	4.000%	2/1/29	4,395	4,691
	San Antonio TX GO	5.000%	2/1/29	1,330	1,530
	San Antonio TX GO	4.000%	2/1/30	5,150	5,651
	San Antonio TX GO	4.000%	2/1/31	5,000	5,471
	San Antonio TX GO	4.000%	8/1/35	9,170	10,565
	San Antonio TX Independent School District GO	5.000%	2/15/25	5,565	6,630
	San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,688
	San Antonio TX Independent School District GO	5.000%	8/15/27	6,045	7,430
	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,799
	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,058
	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,213
	San Antonio TX Independent School District GO	5.000%	8/15/32	4,500	5,662
	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,558
	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,555
	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,330
5	San Antonio TX Public Facilities Corp. Lease Revenue (Convention Center Expansion Project) TOB VRDO	1.150%	11/7/19	10,705	10,705
	San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,526
	San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,467
	San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,840
	San Antonio TX Water Revenue	5.000%	5/15/35	2,655	3,289
	San Antonio TX Water Revenue	5.000%	5/15/36	4,370	5,399
	San Antonio TX Water Revenue	5.000%	5/15/37	5,075	6,249
	San Antonio TX Water Revenue	5.000%	5/15/38	5,500	6,752
	Socorro TX Independent School District GO	4.000%	8/15/31	9,000	10,423
	Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,962
	Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,452
	Socorro TX Independent School District GO	5.000%	8/15/34	4,605	5,775
	Socorro TX Independent School District GO	5.000%	8/15/35	4,435	5,547
	Socorro TX Independent School District GO	5.000%	8/15/36	4,305	5,370
	Socorro TX Independent School District GO	5.000%	8/15/39	9,335	11,542
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	810	975
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26	700	863
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26	2,505	3,088
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28	670	843
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28	2,725	3,313
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,615	2,019
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	3.000%	10/1/31	3,440	3,569
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	3.000%	10/1/32	3,530	3,648
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	3.000%	10/1/33	3,760	3,873
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,489
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	3,052
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	4,345	5,234

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Spring Branch TX Independent School District GO	5.000%	2/1/20		3,830	3,866
	Spring Branch TX Independent School District GO	5.000%	2/1/21		2,500	2,618
	Spring Branch TX Independent School District GO	5.000%	2/1/26		3,465	4,217
	Spring Branch TX Independent School District GO	5.000%	2/1/28		2,010	2,549
	Spring Branch TX Independent School District GO	5.000%	2/1/29		2,200	2,844
	Spring Branch TX Independent School District GO	5.000%	2/1/30		2,000	2,569
	Spring Branch TX Independent School District GO	5.000%	2/1/31		3,325	4,243
	Spring Branch TX Independent School District GO	3.000%	2/1/34		4,485	4,721
	Spring Branch TX Independent School District GO	3.000%	2/1/37		5,000	5,203
	Spring TX Independent School District GO	5.000%	8/15/24		5,145	6,040
	Spring TX Independent School District GO	5.000%	8/15/25		3,690	4,448
	Spring TX Independent School District GO	5.000%	8/15/28		7,850	9,378
	Spring TX Independent School District GO	5.000%	8/15/28		2,270	2,772
	Spring TX Independent School District GO	5.000%	8/15/29		4,315	5,137
	Spring TX Independent School District GO	5.000%	8/15/32		6,165	7,312
	Spring TX Independent School District GO	5.000%	8/15/33		8,565	10,357
	Spring TX Independent School District GO	5.000%	8/15/34		8,995	10,856
	Spring TX Independent School District GO	5.000%	8/15/35		6,000	7,225
	Spring TX Independent School District GO	5.000%	8/15/36		6,915	8,309
	Spring TX Independent School District GO	5.000%	8/15/37		5,000	5,990
	Stephen F Austin TX State University Revenue	5.000%	10/15/25		620	746
	Stephen F Austin TX State University Revenue	5.000%	10/15/26		2,265	2,787
	Stephen F Austin TX State University Revenue	5.000%	10/15/29		1,010	1,218
	Sugar Land TX GO	5.000%	2/15/20	(Prere.)	3,445	3,482
	Sugar Land TX GO	4.000%	2/15/32		1,500	1,706
	Sugar Land TX GO	4.000%	2/15/34		1,000	1,129
	Sugar Land TX GO	4.000%	2/15/35		1,315	1,480
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) VRDO	1.380%	11/1/19	LOC	11,000	11,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/28		4,195	5,060
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/29		6,295	7,561
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/30		3,055	3,650
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/31		1,565	1,864
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/32		2,800	3,322
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/34		3,025	3,310
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/35		3,500	3,822
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/36		2,000	2,179
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31		21,880	24,781
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	2,985	3,073
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	13,495	13,887
2	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	23,855	24,557
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/27		3,420	4,193
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/28		3,870	4,825
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/30		7,570	8,682
	Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/24		3,130	3,671
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22		10,935	11,985
	Texas A&M University System Revenue Board of Regents Revenue	4.000%	5/15/29		10,060	11,563
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/21	(Prere.)	3,940	4,190
	Texas City TX Independent School District GO	4.000%	8/15/33		1,400	1,621
	Texas GO	5.000%	10/1/20		3,845	3,980
	Texas GO	5.000%	10/1/20		3,000	3,105
	Texas GO	5.000%	4/1/21		5,250	5,535
	Texas GO	5.000%	10/1/22		19,055	21,164
	Texas GO	5.000%	10/1/24		4,000	4,726
	Texas GO	5.000%	4/1/25		3,855	4,618
	Texas GO	5.000%	10/1/25		5,435	6,602
	Texas GO	5.000%	10/1/26		8,000	9,390
	Texas GO	5.000%	4/1/27		10,015	11,570
	Texas GO	5.000%	10/1/27		5,295	6,199

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Texas GO	5.000%	10/1/27	2,000	2,406
	Texas GO	5.000%	10/1/27	33,600	38,771
	Texas GO	5.000%	10/1/28	31,975	36,820
	Texas GO	4.000%	10/1/30	3,500	3,898
	Texas GO	5.000%	10/1/30	17,015	21,190
	Texas GO	4.000%	10/1/33	5,000	5,482
	Texas GO	5.000%	10/1/33	7,545	9,323
	Texas GO	5.000%	4/1/34	4,010	4,792
	Texas GO	5.000%	10/1/35	21,495	26,431
	Texas GO	5.000%	4/1/36	13,000	15,471
	Texas GO	5.000%	4/1/36	19,300	22,969
	Texas GO	5.000%	4/1/37	8,000	9,503
	Texas GO	5.000%	4/1/38	4,300	5,098
	Texas GO	5.000%	4/1/39	10,400	12,307
	Texas GO VRDO	1.210%	11/7/19	24,290	24,290
	Texas GO VRDO	1.260%	11/7/19	8,615	8,615
	Texas GO VRDO	1.250%	11/7/19	52,905	52,905
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,188
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,416
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,820	11,633
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	4,400	4,838
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	4,090	4,529
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	8,797
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,880
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	5,000	5,483
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	19,060	22,230
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,116
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	1,285	1,402
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	21,255	23,139
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,150	13,189
	Texas Municipal Power Agency Revenue	5.000%	9/1/26	450	464
	Texas Municipal Power Agency Revenue	5.000%	9/1/28	600	618
	Texas Municipal Power Agency Revenue	5.000%	9/1/29	450	463
	Texas Municipal Power Agency Revenue	5.000%	9/1/30	550	566
	Texas Municipal Power Agency Revenue	5.000%	9/1/31	550	566
	Texas Municipal Power Agency Revenue	5.000%	9/1/32	475	489
	Texas Municipal Power Agency Revenue	5.000%	9/1/33	500	514
	Texas Municipal Power Agency Revenue	5.000%	9/1/34	1,000	1,029
	Texas Municipal Power Agency Revenue	5.000%	9/1/35	700	720
	Texas Municipal Power Agency Revenue	5.000%	9/1/36	785	808
	Texas Municipal Power Agency Revenue	5.000%	9/1/37	590	607
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	32,335
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	49,554
	Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,987
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,921
	Texas State University System Financing System Revenue	5.000%	3/15/25	765	859
	Texas State University System Financing System Revenue	5.000%	3/15/27	1,215	1,358
	Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,057
	Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	4,697
	Texas State University System Financing System Revenue	5.000%	3/15/33	1,500	1,828
3	Texas State University System Financing System Revenue	4.000%	3/15/34	3,510	4,046
	Texas State University System Financing System Revenue	5.000%	3/15/34	1,200	1,459
3	Texas State University System Financing System Revenue	4.000%	3/15/35	2,000	2,299
	Texas State University System Financing System Revenue	5.000%	3/15/35	1,700	2,063
	Texas State University System Financing System Revenue	5.000%	3/15/36	1,500	1,816
	Texas Transportation Commission GO	5.000%	4/1/20	9,530	9,681
	Texas Transportation Commission GO	5.000%	10/1/20	14,925	15,449
	Texas Transportation Commission GO	5.000%	4/1/21	5,500	5,799
	Texas Transportation Commission GO	5.000%	10/1/21	3,500	3,758
	Texas Transportation Commission GO	5.000%	4/1/22	14,010	15,302
	Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,190
	Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,461
	Texas Transportation Commission GO	5.000%	10/1/22	7,000	7,775
	Texas Transportation Commission GO	5.000%	10/1/23	13,260	15,207
	Texas Transportation Commission GO	5.000%	4/1/24	6,185	7,200
	Texas Transportation Commission GO	5.000%	10/1/24	20,700	24,455
	Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,662
	Texas Transportation Commission GO	5.000%	10/1/25	33,710	39,688
	Texas Transportation Commission GO	5.000%	10/1/25	16,250	19,739
	Texas Transportation Commission GO	5.000%	4/1/26	13,560	15,706
	Texas Transportation Commission GO	5.000%	4/1/32	15,000	17,995

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Texas Transportation Commission GO	5.000%	10/1/32		12,210	15,118
	Texas Transportation Commission GO	5.000%	4/1/33		5,000	5,985
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34		11,795	14,541
	Texas Transportation Commission Revenue	5.000%	4/1/21		21,300	22,439
	Texas Transportation Commission Revenue	5.000%	4/1/22		13,630	14,867
	Texas Transportation Commission Revenue	5.000%	4/1/23		5,610	6,322
	Texas Transportation Commission Revenue	5.000%	4/1/24		5,445	6,321
	Texas Transportation Commission Revenue	5.000%	10/1/24		35,325	41,604
	Texas Transportation Commission Revenue	5.000%	10/1/25		26,135	31,580
	Texas Transportation Commission Revenue	5.000%	10/1/25		4,505	5,444
	Texas Transportation Commission Revenue PUT	4.000%	10/1/21		12,105	12,737
	Texas Transportation Commission State Highway Fund Revenue	5.000%	10/1/27		3,000	3,711
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29		4,075	4,657
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30		10,385	11,831
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31		36,165	41,120
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32		15,000	17,259
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32		40,730	46,223
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		54,915	62,207
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		11,385	12,879
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		15,000	17,104
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(ETM)	3,515	3,478
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	6,485	6,416
	Texas Water Development Board Revenue	4.000%	4/15/20		2,300	2,330
	Texas Water Development Board Revenue	5.000%	10/15/20		1,000	1,037
	Texas Water Development Board Revenue	5.000%	4/15/21		4,950	5,223
	Texas Water Development Board Revenue	5.000%	4/15/21		3,000	3,166
	Texas Water Development Board Revenue	5.000%	10/15/21		3,325	3,569
	Texas Water Development Board Revenue	5.000%	10/15/23		2,030	2,328
	Texas Water Development Board Revenue	5.000%	8/1/24		3,435	4,035
	Texas Water Development Board Revenue	5.000%	10/15/24		2,385	2,818
	Texas Water Development Board Revenue	5.000%	4/15/25		5,500	6,583
	Texas Water Development Board Revenue	5.000%	4/15/25		6,225	7,451
	Texas Water Development Board Revenue	5.000%	4/15/25		1,500	1,795
	Texas Water Development Board Revenue	5.000%	10/15/25		2,670	3,240
	Texas Water Development Board Revenue	5.000%	10/15/25		2,710	3,288
	Texas Water Development Board Revenue	5.000%	4/15/26		2,500	3,062
	Texas Water Development Board Revenue	5.000%	4/15/26		4,870	5,965
	Texas Water Development Board Revenue	5.000%	4/15/26		4,740	5,806
	Texas Water Development Board Revenue	5.000%	8/1/26		7,515	9,267
	Texas Water Development Board Revenue	5.000%	8/1/26		3,865	4,766
	Texas Water Development Board Revenue	5.000%	10/15/26		10,000	12,388
	Texas Water Development Board Revenue	5.000%	8/1/27		4,845	6,092
	Texas Water Development Board Revenue	5.000%	4/15/28		7,700	9,721
	Texas Water Development Board Revenue	5.000%	8/1/28		4,105	5,151
	Texas Water Development Board Revenue	5.000%	4/15/29		6,750	8,504
	Texas Water Development Board Revenue	4.000%	10/15/31		2,120	2,413
	Texas Water Development Board Revenue	5.000%	10/15/31		8,090	9,620
	Texas Water Development Board Revenue	5.000%	10/15/31		5,595	7,023
	Texas Water Development Board Revenue	5.000%	4/15/32		7,705	9,949
	Texas Water Development Board Revenue	4.000%	10/15/32		7,000	8,105
	Texas Water Development Board Revenue	4.000%	10/15/33		5,030	5,811
	Texas Water Development Board Revenue	4.000%	10/15/33		9,000	10,474
	Texas Water Development Board Revenue	5.000%	8/1/34		3,435	4,235
	Texas Water Development Board Revenue	3.000%	10/15/34		10,000	10,550
	Texas Water Development Board Revenue	4.000%	10/15/34		5,910	6,762
	Texas Water Development Board Revenue	4.000%	10/15/34		18,500	21,475
	Texas Water Development Board Revenue	4.000%	10/15/35		9,000	10,122
	Texas Water Development Board Revenue	4.000%	10/15/35		6,040	6,874
	Texas Water Development Board Revenue	4.000%	10/15/35		35,500	40,929
	Texas Water Development Board Revenue	4.000%	10/15/36		3,815	4,281
	Texas Water Development Board Revenue	4.000%	10/15/36		8,680	9,972
5	Texas Water Development Board TOB VRDO	1.140%	11/7/19		10,190	10,190
5	Texas Water Development Board TOB VRDO	1.140%	11/7/19		17,000	17,000
5	Texas Water Development Board TOB VRDO	1.150%	11/7/19		5,200	5,200
	Texas Water Financial Assistance GO	5.000%	8/1/21		365	390
	Texas Water Financial Assistance GO	5.000%	8/1/21		1,995	2,129
	Texas Water Financial Assistance GO	5.000%	8/1/22		885	978
	Texas Water Financial Assistance GO	5.000%	8/1/22		1,000	1,105
	Texas Water Financial Assistance GO	5.000%	8/1/30		3,800	4,041
	Tomball TX Independent School District GO	5.000%	2/15/23		5,000	5,613
	Tomball TX Independent School District GO	5.000%	2/15/24		10,000	11,573

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tomball TX Independent School District GO	4.000%	2/15/28		1,000	1,143
Tomball TX Independent School District GO	5.000%	2/15/36		1,000	1,227
Travis TX GO	5.000%	3/1/23		4,200	4,717
Travis TX GO	5.000%	3/1/27		2,510	3,047
Travis TX GO	5.000%	3/1/28		6,165	7,466
Travis TX GO	5.000%	3/1/31		5,020	6,456
Travis TX GO	5.000%	3/1/32		8,880	11,375
Travis TX GO	5.000%	3/1/33		15,910	20,302
Travis TX GO	5.000%	3/1/37		16,930	21,329
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27		6,940	8,502
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/33		4,075	5,119
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/34		3,500	4,386
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/35		4,500	5,624
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/36		3,950	4,923
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37		4,000	4,968
Tyler TX Independent School District GO	5.000%	2/15/26		1,000	1,186
University of Houston Texas Revenue	5.000%	2/15/21	(Prere.)	255	267
University of Houston Texas Revenue	5.000%	2/15/21	(Prere.)	4,745	4,972
University of Houston Texas Revenue	4.750%	2/15/28	(4)	1,255	1,258
University of Houston Texas Revenue	4.000%	2/15/29		4,340	4,852
University of Houston Texas Revenue	4.000%	2/15/31		4,865	5,381
University of Houston Texas Revenue	4.000%	2/15/32		4,875	5,368
University of Houston Texas Revenue	4.000%	2/15/32		11,375	12,731
University of Houston Texas Revenue	4.000%	2/15/33		10,000	11,167
University of Houston Texas Revenue	4.000%	2/15/35		15,080	16,777
University of Houston Texas Revenue	5.000%	2/15/37		15,015	17,730
University of North Texas Revenue	5.000%	4/15/32		3,625	4,413
University of North Texas Revenue	5.000%	4/15/33		1,000	1,214
University of North Texas Revenue	4.000%	4/15/34		2,400	2,761
University of North Texas Revenue	5.000%	4/15/34		1,125	1,363
University of North Texas Revenue	4.000%	4/15/35		2,660	3,053
University of North Texas Revenue	5.000%	4/15/35		1,665	2,012
University of North Texas Revenue	5.000%	4/15/36		2,000	2,465
University of North Texas Revenue	5.000%	4/15/37		1,800	2,212
University of North Texas Revenue	5.000%	4/15/38		2,100	2,571
University of Texas Permanent University Fund Revenue	5.000%	7/1/26		6,250	7,502
University of Texas Permanent University Fund Revenue	4.000%	7/1/30		1,225	1,353
University of Texas Permanent University Fund Revenue	4.000%	7/1/33		5,675	6,235
University of Texas Revenue	5.000%	8/15/22		1,000	1,105
University of Texas Revenue	5.000%	8/15/26		5,490	6,792
University of Texas Revenue	5.000%	8/15/26		1,495	1,849
University of Texas Revenue	5.000%	8/15/26		6,120	7,571
University of Texas Revenue	5.000%	8/15/27		13,035	16,470
University of Texas Revenue	5.000%	8/15/33		10,380	13,327
University of Texas Revenue	5.000%	8/15/39		7,630	9,605
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		4,370	4,500
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		2,700	2,780
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		5,030	5,559
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		2,825	3,122
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		1,540	1,702
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	(Prere.)	9,835	10,862
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	(Prere.)	4,180	4,617
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		9,030	10,303
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		2,320	2,728
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		8,225	9,672
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		3,430	4,034
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		3,750	4,537
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		10,190	12,328
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		5,500	6,654
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		2,940	3,557
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		6,500	8,041
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27		2,300	2,906
University of Texas System Revenue Financing System Revenue	5.000%	8/15/29		2,535	3,178
Victoria TX Independent School District GO	5.000%	2/15/24		1,000	1,156
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/26	(15)	1,140	1,389
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/28	(15)	2,440	3,026
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/33	(15)	1,025	1,157
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/34	(15)	1,495	1,684
Wichita Falls TX Independent School District GO	5.000%	2/1/24		1,670	1,928
Williamson County TX GO	5.000%	2/15/23		6,000	6,519
Wylie TX Independent School District GO	5.000%	8/15/32		2,515	3,232

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wylie TX Independent School District GO	5.000%	8/15/33		2,180	2,792
Wylie TX Independent School District GO	5.000%	8/15/34		1,575	2,012
Ysleta TX Independent School District GO	5.000%	8/15/34		1,750	2,110
Ysleta TX Independent School District GO	5.000%	8/15/35		2,080	2,502
Ysleta TX Independent School District GO	5.000%	8/15/37		2,350	2,812
					6,645,368
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/30		7,000	8,656
Alpine UT School District GO	5.000%	3/15/30		3,450	4,363
Canyons UT School District GO	5.000%	6/15/27		1,800	2,277
Central UT Water Conservancy District Revenue	4.000%	10/1/32		4,080	4,703
Central UT Water Conservancy District Revenue	4.000%	10/1/33		2,555	2,939
Central UT Water Conservancy District Revenue	4.000%	10/1/34		4,000	4,590
Central UT Water Conservancy District Revenue	4.000%	10/1/35		3,000	3,434
Central UT Water Conservancy District Revenue	4.000%	10/1/36		3,345	3,819
Central UT Water Conservancy District Revenue	4.000%	10/1/37		2,600	2,948
Central Utah Water Conservancy District GO	5.000%	4/1/26		6,155	6,478
Central Utah Water Conservancy District GO	5.000%	4/1/27		4,000	4,207
Central Utah Water Conservancy District GO	5.000%	4/1/28		3,000	3,155
Central Utah Water Conservancy District GO	5.000%	4/1/28		765	804
Central Utah Water Conservancy District GO	5.000%	4/1/29		7,000	7,361
Central Utah Water Conservancy District GO	5.000%	10/1/32		5,640	6,206
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/33		1,005	1,146
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/34		1,000	1,137
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/35		1,350	1,531
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/36		1,000	1,131
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/37		1,440	1,616
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/22	(Prere.)	2,000	2,200
Salt Lake City UT Airport Revenue	5.000%	7/1/33		1,810	2,202
Salt Lake City UT Airport Revenue	5.000%	7/1/34		1,725	2,094
Salt Lake City UT Airport Revenue	5.000%	7/1/36		1,300	1,570
Salt Lake City UT Airport Revenue	5.000%	7/1/37		1,610	1,939
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29		1,095	1,361
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32		1,080	1,325
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34		1,000	1,216
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35		1,085	1,319
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36		1,250	1,516
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37		1,160	1,401
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,060	4,479
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,260	4,700
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22		10,800	11,205
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23		4,200	4,357
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/39		700	855
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/36		2,000	2,485
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/37		1,400	1,731
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/38		1,265	1,560
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31		1,000	1,297
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32		1,300	1,677
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33		1,100	1,412
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34		1,030	1,318
Utah GO	5.000%	7/1/22		5,100	5,616
Utah GO	5.000%	7/1/23		14,500	16,509
Utah GO	5.000%	7/1/24		9,000	10,568
Utah GO	5.000%	7/1/24		5,025	5,901
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		1,420	1,695
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27		2,230	2,658
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27		2,000	2,392
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28		2,250	2,673
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29		9,005	10,680
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29		3,120	3,532
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30		6,680	7,905
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31		4,515	5,335
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31		2,500	2,812
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32		10,330	12,179
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33		10,510	12,358
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34		7,105	8,328
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35		5,215	6,531
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36		1,000	1,249
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37		6,035	7,014

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38		2,930	3,424
Washington County UT School District GO	5.000%	3/1/21		6,150	6,463
					263,542
Vermont (0.1%)
University of Vermont & State Agricultural College GO	5.000%	10/1/37		2,725	3,741
University of Vermont & State Agricultural College GO	5.000%	10/1/38		3,145	4,349
University of Vermont & State Agricultural College GO	5.000%	10/1/39		1,650	2,304
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/31		1,180	1,368
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/32		1,290	1,487
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/33		1,405	1,617
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/34		1,530	1,758
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/35		2,660	3,048
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/36		2,795	3,196
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31		4,130	4,547
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/34		7,910	9,349
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27		2,260	2,861
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28		3,575	4,511
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29		1,475	1,846
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30		2,275	2,833
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31		2,185	2,710
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32		1,525	1,883
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33		1,050	1,194
					54,602
Virginia (2.4%)
Arlington County VA GO	5.000%	8/15/25		2,445	2,959
Arlington County VA GO	4.000%	6/15/31		8,590	10,323
Arlington County VA GO	4.000%	6/15/32		8,590	10,253
Arlington County VA GO	4.000%	6/15/34		8,585	10,191
Chesapeake VA GO	5.000%	8/1/26		3,670	4,558
Chesapeake VA GO	5.000%	8/1/29		3,045	3,839
Chesapeake VA Toll Road Revenue	5.000%	7/15/23		1,600	1,742
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22		8,045	8,921
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24		5,195	6,110
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33		2,000	2,323
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	9,730	9,884
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	5,000	5,079
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	4,890	4,968
Fairfax County VA GO	5.000%	10/1/20		6,000	6,211
Fairfax County VA GO	5.000%	10/1/21		1,000	1,074
Fairfax County VA GO	5.000%	10/1/23		10,000	11,468
Fairfax County VA GO	4.000%	10/1/25		4,000	4,624
Fairfax County VA GO	5.000%	10/1/25		5,000	6,036
Fairfax County VA GO	5.000%	10/1/25		4,000	4,726
Fairfax County VA GO	5.000%	10/1/26		4,285	5,058
Fairfax County VA GO	4.000%	10/1/27		1,485	1,726
Fairfax County VA GO	4.000%	10/1/30		11,420	13,376
Fairfax County VA GO	5.000%	10/1/30		6,000	7,640
Fairfax County VA GO	4.000%	10/1/31		11,420	13,270
Fairfax County VA GO	5.000%	10/1/31		8,075	10,252
Fairfax County VA GO	4.000%	10/1/32		10,000	11,556
Fairfax County VA Public Improvement GO	5.000%	10/1/21		4,315	4,634
Fairfax County VA Public Improvement GO	5.000%	10/1/21	(Prere.)	7,315	7,842
Fairfax County VA Public Improvement GO	5.000%	10/1/33		9,630	12,420
Fairfax County VA Public Improvement GO	5.000%	10/1/35		5,400	6,936
Fairfax County VA Water Authority Revenue	5.000%	4/1/25		2,500	2,730
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/28		2,065	2,425
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/29		2,165	2,571
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/30		1,275	1,505
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/31		2,390	2,808
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/32		2,510	2,938
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/33		2,635	3,073
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (MediCorp Health System Obligated Group)	5.250%	6/15/23		2,500	2,808
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/37		7,260	8,979
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/38		3,395	4,187
Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/38		270	295

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28		3,205	3,943
Henrico County VA Water & Sewer Revenue	3.000%	5/1/33		3,345	3,579
Loudoun County VA GO	5.000%	12/1/25		10,100	12,342
Loudoun County VA GO	3.000%	12/1/32		7,535	8,037
Loudoun County VA GO	3.000%	12/1/33		7,535	7,992
Loudoun County VA GO	3.000%	12/1/34		3,770	3,975
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24		1,720	1,921
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25		1,750	1,987
Newport News VA GO	5.000%	8/1/29		2,970	3,747
Newport News VA GO	4.000%	2/1/30		1,000	1,193
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28		4,500	5,706
Norfolk VA GO	5.000%	9/1/24	(Prere.)	4,410	5,189
Norfolk VA GO	5.000%	9/1/24	(Prere.)	5,345	6,289
Norfolk VA GO	5.000%	9/1/24	(Prere.)	2,000	2,353
Norfolk VA GO	5.000%	9/1/24	(Prere.)	2,000	2,353
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,530
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,530
Norfolk VA GO	5.000%	9/1/24	(Prere.)	2,000	2,353
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,530
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,530
Norfolk VA GO	5.000%	9/1/25		2,750	3,240
Norfolk VA GO	5.000%	9/1/26		5,485	6,450
Norfolk VA GO	5.000%	8/1/28	(Prere.)	7,005	9,033
Norfolk VA GO	5.000%	8/1/28	(Prere.)	2,140	2,760
Norfolk VA GO	5.000%	8/1/31		12,000	15,294
Norfolk VA GO	5.000%	8/1/32		3,700	4,697
Norfolk VA GO	5.000%	8/1/33		4,195	5,312
Norfolk VA GO	5.000%	8/1/34		5,725	7,228
Norfolk VA GO	5.000%	8/1/35		4,000	5,032
Norfolk VA GO	5.000%	8/1/36		5,475	6,869
Norfolk VA GO	5.000%	8/1/37		6,655	8,307
Norfolk VA Water Revenue	5.000%	11/1/19		2,615	2,615
Norfolk VA Water Revenue	5.000%	11/1/25		15,935	19,421
Norfolk VA Water Revenue	5.000%	11/1/26		8,705	10,860
Norfolk VA Water Revenue	5.000%	11/1/33		3,760	4,689
Norfolk VA Water Revenue	5.000%	11/1/34		2,800	3,484
Norfolk VA Water Revenue	5.000%	11/1/35		1,975	2,451
Norfolk VA Water Revenue	5.000%	11/1/36		2,075	2,568
Norfolk VA Water Revenue	5.000%	11/1/37		2,180	2,689
Peninsula Town Center Community Development Authority Virginia Revenue	4.500%	9/1/28		725	801
Peninsula Town Center Community Development Authority Virginia Revenue	5.000%	9/1/37		1,750	1,964
Richmond VA GO	5.000%	3/1/23	(Prere.)	7,685	8,653
Richmond VA GO	5.000%	3/1/23	(Prere.)	9,120	10,268
Richmond VA GO	5.000%	3/1/23	(Prere.)	4,525	5,095
Richmond VA GO	5.000%	3/1/24		1,100	1,276
Richmond VA GO	5.000%	3/1/25		2,535	3,027
Richmond VA GO	5.000%	3/1/26		3,440	4,211
Richmond VA GO	5.000%	3/1/31		1,100	1,477
Richmond VA Public Utility Revenue	5.000%	1/15/28		4,000	4,864
Richmond VA Public Utility Revenue	5.000%	1/15/29		10,010	12,136
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21		2,500	2,658
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22		3,040	3,338
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		10,405	10,666
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		1,400	1,529
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26		1,475	1,610
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/25		1,000	1,186
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/26		1,700	2,061
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/27		1,500	1,809
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/28		1,550	1,864
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/33		1,000	1,181
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/34		2,500	2,943
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/35		2,500	2,937
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/27		755	903

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/31		1,000	1,180
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/34		1,155	1,352
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/35		1,210	1,414
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/36		725	846
Virginia Beach VA GO	4.000%	9/15/20		6,195	6,349
Virginia Beach VA GO	5.000%	5/1/22		4,300	4,708
Virginia Beach VA GO	5.000%	5/1/23		4,300	4,865
Virginia Beach VA GO	5.000%	5/1/24		4,300	5,018
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		17,540	18,383
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21	(Prere.)	5,840	6,119
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		1,015	1,102
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25		2,485	2,961
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25		19,695	23,471
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26		30,045	36,784
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27		5,000	6,092
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29		16,065	18,463
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/30		4,080	4,635
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/31		4,300	4,859
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32		18,335	19,256
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/32		20,225	22,763
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/33		18,750	19,627
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33		21,035	23,542
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33		35,505	40,213
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34		22,510	25,430
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35		9,775	10,178
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/37		13,000	13,451
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/20		3,715	3,834
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22		18,000	19,921
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/27		6,085	7,513
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/30		4,515	5,151
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	3.000%	9/1/36		3,000	3,118
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36		6,500	7,458
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/20		2,500	2,535
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21		4,400	4,630
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	13,765	14,573
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	30,140	31,910
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	31,550	33,402
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21		2,000	2,143
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22		2,000	2,179
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	21,000	23,027
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	12,560	13,773
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	10,000	10,965
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,790	3,094

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,040	5,590
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,100	2,329
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	1,800	1,996
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,035	5,584
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,000	2,218
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,260	5,834
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		10,020	11,343
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		3,520	3,985
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24		6,845	7,987
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25		4,370	5,245
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25		15,135	18,333
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		9,230	11,308
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		15,055	18,445
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		3,015	3,708
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		4,565	5,615
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26		10,085	12,500
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		13,090	16,389
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		4,605	5,787
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27		10,025	12,689
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27		3,585	4,438
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/28		12,075	15,258
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28		5,215	6,613
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/29		6,145	7,765
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/29		8,465	10,435
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/30		10,190	11,772
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/30		2,000	2,453
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		7,000	7,689
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		10,600	12,202
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		11,855	13,398
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		11,020	12,650
	Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/33		5,310	5,622
	Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/34		5,470	5,728
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34		8,790	10,122
	Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/35		8,250	8,571
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		10,000	11,400
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		8,070	9,263
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35		2,000	2,243
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35		1,895	2,125
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36		3,000	3,356
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36		1,800	2,014
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37		3,100	3,457
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37		1,500	1,673
	Virginia GO	4.000%	6/1/24		10,145	11,157
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		8,715	8,965
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		7,660	7,880
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		9,165	9,781
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		8,055	8,597
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	(Prere.)	11,540	12,310
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		8,500	9,980
	Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30		5,920	6,879
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/32		6,100	7,885
	Virginia Public Building Authority Revenue	5.000%	8/1/26		3,525	4,370
	Virginia Public Building Authority Revenue	5.000%	11/1/30		7,475	8,302
	Virginia Public Building Authority Revenue	5.000%	11/1/32		4,395	4,870
	Virginia Public School Authority Revenue	4.000%	8/1/20		8,000	8,167
	Virginia Public School Authority Revenue	5.000%	3/1/22		3,780	4,115
	Virginia Public School Authority Revenue	5.000%	8/1/22		25,225	27,827
	Virginia Public School Authority Revenue	5.000%	8/1/23		12,240	13,944
	Virginia Public School Authority Revenue	5.000%	8/1/24		6,400	7,518
	Virginia Public School Authority Revenue	5.000%	8/1/25		5,770	6,962
	Virginia Public School Authority Revenue	5.000%	3/1/26		5,125	6,280
	Virginia Public School Authority Revenue	5.000%	8/1/26		6,500	8,043
	Virginia Public School Authority Revenue	5.000%	8/1/29		8,500	10,426
	Virginia Public School Authority Revenue	4.000%	3/1/31		5,795	6,765
3	Virginia Public School Authority Revenue	5.000%	8/1/31		4,630	5,984
	Virginia Public School Authority Revenue	4.000%	3/1/32		5,795	6,731
3	Virginia Public School Authority Revenue	5.000%	8/1/32		4,775	6,155
	Virginia Public School Authority Revenue	3.000%	10/1/33		5,455	5,771
	Virginia Public School Authority Revenue	3.000%	10/1/34		5,455	5,750
3	Virginia Public School Authority Revenue	3.000%	8/1/35		3,750	3,915
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20		5,780	5,879

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21		11,000	11,601
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24		10,000	11,645
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22		7,860	8,723
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22		8,500	9,433
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		9,985	11,443
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		6,005	6,882
Virginia Upper Occoquan Sewage Authority Revenue	4.000%	7/1/32		1,180	1,316
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/31		3,000	3,537
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/32		2,115	2,480
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/33		2,500	2,917
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/34		3,000	3,493
					1,696,950
Washington (3.1%)
Bellevue WA GO	5.000%	12/1/37		6,265	6,805
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/25		1,100	1,337
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/27		1,310	1,620
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/28		1,220	1,504
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/29		1,300	1,600
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/30		2,580	3,162
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31		1,605	1,962
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32		2,610	3,182
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/33		2,570	3,128
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/34		4,805	5,836
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		3,420	4,130
Clark County WA School District No. 117 GO	5.000%	12/1/32		8,000	9,938
Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32		4,000	5,126
Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/33		2,510	3,209
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	4.000%	7/1/23		5,725	6,305
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/24		5,520	6,463
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		5,925	7,436
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		20,280	20,794
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		3,415	3,759
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23		3,825	4,349
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24		1,590	1,862
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		3,250	3,854
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		6,000	6,940
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		1,000	1,183
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		10,000	11,541
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32		5,000	5,760
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38		42,585	53,635
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24		1,830	2,143
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		5,445	6,555
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		15,030	18,095
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		13,155	13,975
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		2,240	2,759
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		19,010	22,138
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26		21,285	26,212
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		38,560	47,315
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		17,160	21,582
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28		13,000	15,111
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27		1,000	1,170
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28		1,000	1,161
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29		1,200	1,389
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30		1,575	1,820
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31		1,625	1,873
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	16,505	17,489
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	17,335	18,368
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	18,200	19,285
King County WA (Bellevue School District) GO	5.000%	12/1/22		3,035	3,389
King County WA GO	5.000%	7/1/22	(Prere.)	4,140	4,560
King County WA GO	4.000%	12/1/32		3,300	3,745
King County WA School District GO	5.000%	12/1/25		13,000	14,477
King County WA School District No. 401 Highline GO	5.000%	12/1/24		7,105	7,917
King County WA School District No. 405 GO	5.000%	12/1/23		4,200	4,833
King County WA School District No. 408 GO	5.000%	12/1/35		2,000	2,467
King County WA School District No. 411 GO	5.000%	12/1/28		2,055	2,538
King County WA School District No. 411 Issaquah Revenue	4.000%	12/1/28		11,910	12,969

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	5,847
King County WA School District No. 414 GO	5.000%	12/1/21	14,785	15,952
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,805
King County WA Sewer Revenue	4.000%	7/1/32	5,450	6,145
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,905
King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,023
Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,025	1,172
Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,766
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	8,500	9,311
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33	8,530	10,506
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/34	6,015	7,393
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/35	26,210	32,135
Pierce County WA School District No. 3 (Puyallup) GO	5.000%	12/1/25	6,500	7,241
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20	2,000	2,033
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20	3,700	3,852
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/32	2,500	2,980
Pierce County WA School District No. 320 (Sumner) GO	5.000%	12/1/28	10,575	13,224
Pierce County WA School District No. 320 (Sumner) GO	4.000%	12/1/29	965	1,105
Pierce County WA School District No. 402 GO	4.000%	12/1/32	1,455	1,669
Pierce County WA School District No. 402 GO	4.000%	12/1/34	3,080	3,505
Pierce County WA School District No. 402 GO	4.000%	12/1/35	2,615	2,968
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,121
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	5,755
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,043
Port of Seattle WA Revenue	5.000%	2/1/25	1,775	2,096
Port of Seattle WA Revenue	5.000%	3/1/25	1,515	1,769
Port of Seattle WA Revenue	5.000%	2/1/26	2,915	3,532
Port of Seattle WA Revenue	5.000%	3/1/26	1,055	1,229
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,163
Port of Seattle WA Revenue	5.000%	8/1/27	8,650	9,500
Port of Seattle WA Revenue	5.000%	3/1/28	1,780	2,065
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,214
Port of Seattle WA Revenue	5.000%	3/1/29	2,025	2,346
Port of Seattle WA Revenue	5.000%	3/1/30	5,000	5,783
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,124
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,761
Port of Seattle WA Revenue	5.000%	8/1/31	5,560	6,081
Seattle WA GO	5.000%	6/1/21	16,395	17,388
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,960	8,034
Seattle WA Municipal Light & Power Revenue	4.000%	10/1/35	1,000	1,124
Seattle WA Water System Revenue	5.000%	9/1/23	14,315	15,835
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	14,710
Seattle WA Water System Revenue	4.000%	5/1/31	1,805	2,015
Skagit County WA Public Hospital District Revenue	4.000%	12/1/24	2,295	2,532
Skagit County WA Public Hospital District Revenue	4.000%	12/1/25	3,760	4,213
Snohomish County WA GO	4.000%	12/1/26	3,515	3,840
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,281
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,465
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,209
Spokane WA Water & Wastewater System Revenue	3.000%	12/1/26	2,900	3,126
Thurston County WA School District No. 111 Olympia Revenue	4.000%	12/1/32	3,150	3,593
University of Washington Revenue	5.000%	7/1/27	6,925	7,595
University of Washington Revenue	5.000%	4/1/28	10,195	10,728
University of Washington Revenue	5.000%	7/1/28	11,490	12,599
University of Washington Revenue	5.000%	7/1/29	7,500	8,207
University of Washington Revenue	5.000%	4/1/30	9,315	9,801
University of Washington Revenue	5.000%	7/1/30	10,495	11,476
University of Washington Revenue	5.000%	4/1/31	10,500	11,044
University of Washington Revenue	5.000%	4/1/32	11,375	11,958
University of Washington Revenue	5.000%	7/1/32	5,000	5,465
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	5,927
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	5,996
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	5,797
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	6,798
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,581
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,900
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,725	23,217
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/28	7,050	8,432
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,158
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	7,961
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	26,233

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33		6,800	7,659
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34		11,640	13,101
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/27		1,410	1,657
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/29		1,435	1,681
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/31		2,165	2,524
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/32		1,460	1,699
Washington GO	0.000%	6/1/20	(14)	5,500	5,463
Washington GO	5.000%	7/1/20		10,720	10,993
Washington GO	5.000%	2/1/21	(Prere.)	10,000	10,471
Washington GO	5.000%	2/1/21	(Prere.)	9,650	10,104
Washington GO	5.000%	8/1/21		5,600	5,974
Washington GO	5.000%	8/1/21	(Prere.)	20,980	22,361
Washington GO	5.000%	2/1/22	(Prere.)	6,170	6,691
Washington GO	5.000%	7/1/22		10,015	11,029
Washington GO	5.000%	7/1/22		23,500	25,879
Washington GO	5.000%	7/1/22		20,110	22,146
Washington GO	5.000%	8/1/22		5,470	6,040
Washington GO	5.000%	7/1/23		10,025	11,029
Washington GO	5.000%	7/1/24		3,025	3,543
Washington GO	5.000%	7/1/24		5,135	5,646
Washington GO	5.000%	1/1/25		1,750	1,827
Washington GO	5.000%	7/1/25		3,505	3,852
Washington GO	5.000%	7/1/25		50,585	59,179
Washington GO	5.000%	8/1/25		9,200	11,107
Washington GO	5.000%	8/1/26		12,370	15,280
Washington GO	4.000%	7/1/27		27,500	29,385
Washington GO	4.000%	7/1/27		72,500	77,471
Washington GO	5.000%	7/1/27		8,620	10,171
Washington GO	5.000%	8/1/27		7,495	8,988
Washington GO	4.000%	7/1/28		10,000	10,671
Washington GO	4.000%	7/1/28		82,900	88,465
Washington GO	5.000%	8/1/28		20,210	24,171
Washington GO	4.000%	7/1/29		9,000	9,790
Washington GO	5.000%	2/1/30		13,740	16,129
Washington GO	5.000%	2/1/30		8,545	9,798
Washington GO	5.000%	7/1/30		6,960	8,340
Washington GO	5.000%	7/1/30		8,000	9,347
Washington GO	5.000%	8/1/30		45,000	55,905
Washington GO	5.000%	8/1/30		21,495	26,704
Washington GO	5.000%	6/1/31		5,250	5,549
Washington GO	5.000%	7/1/31		12,950	15,096
Washington GO	5.000%	7/1/31		3,000	3,497
Washington GO	5.000%	8/1/31		43,010	53,265
Washington GO	5.000%	8/1/31		32,640	40,423
Washington GO	5.000%	8/1/31		13,860	16,065
Washington GO	5.000%	6/1/32		5,500	5,813
Washington GO	5.000%	8/1/32		26,770	33,057
Washington GO	5.000%	8/1/32		29,775	33,571
Washington GO	5.000%	8/1/33		5,010	6,039
Washington GO	5.000%	8/1/34		5,000	6,015
Washington GO	5.000%	8/1/35		2,500	3,001
Washington GO	5.000%	8/1/36		16,960	21,186
Washington GO	5.000%	8/1/37		10,005	12,453
Washington GO	5.000%	8/1/38		18,960	23,516
Washington GO	5.000%	8/1/39		6,055	7,202
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/27		2,675	3,095
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/28		2,160	2,493
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/29		1,755	2,024
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/27		1,095	1,329
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/27		1,675	2,032
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/28		2,000	2,464
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/28		2,530	3,117
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/29		3,425	4,269
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/29		3,500	4,362

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/30		3,600	4,443
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/31		2,000	2,447
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32		2,200	2,687
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/33		1,750	2,132
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/34		2,000	2,430
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36		3,000	3,618
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/37		2,105	2,529
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/37		4,415	5,303
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/38		2,370	2,838
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/38		4,000	4,790
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/39		4,500	5,371
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24		7,000	7,961
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/25		7,150	8,270
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/26		8,000	9,446
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/26		1,070	1,318
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/27		1,550	1,949
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/28		1,195	1,502
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/30		1,845	2,293
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31		1,280	1,585
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/35		9,480	11,545
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/36		19,390	23,520
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/37		9,680	11,685
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/19	(Prere.)	19,830	19,830
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23		1,500	1,712
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25		1,710	1,977
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27		1,045	1,202
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/28		2,085	2,655
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/29		4,000	5,079
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/30		4,000	5,059
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32		3,785	4,159
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21		2,750	2,887
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32		2,800	3,202
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/26		2,055	2,410
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/27		2,275	2,701
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/28		4,600	5,436
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/29		2,500	2,941
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/30		2,595	3,038
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/31		2,250	2,626
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/32		3,190	3,713
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/33		3,365	3,908
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/34		3,000	3,286
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/35		4,370	4,779
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/36		4,545	4,961
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/28		1,675	1,850
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/33		2,840	3,107
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	4.500%	7/1/28		965	1,039
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/38		830	891
Washington State University General Revenue	5.000%	10/1/28		3,070	3,274
Washington State University General Revenue	5.000%	10/1/29		3,070	3,273
Washington State University General Revenue	5.000%	10/1/30		3,140	3,347
Washington State University General Revenue	5.000%	10/1/31		3,170	3,376
					2,210,695
West Virginia (0.4%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/21		11,210	11,983
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/22		5,160	5,702
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/25		4,075	4,893
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/26		6,435	7,912
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/27		4,710	5,909
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/32		3,000	3,674

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33		3,025	3,692
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	3,500	3,582
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	2,055	2,103
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	5,085	5,205
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	1,745	1,786
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	2,445	2,503
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26		5,340	6,569
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28		5,890	7,318
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29		5,000	6,186
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32		7,025	7,950
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33		7,300	8,231
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35		7,900	8,850
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36		8,215	9,174
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37		7,000	7,787
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24		4,100	4,258
West Virginia GO	5.000%	12/1/33		10,000	12,544
West Virginia GO	5.000%	12/1/35		16,375	20,434
West Virginia GO	5.000%	6/1/36		14,890	18,557
West Virginia GO	5.000%	6/1/37		2,895	3,596
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25		2,000	2,169
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/26		2,425	2,957
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27		1,500	1,624
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/27		1,545	1,924
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28		2,000	2,164
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/28		1,530	1,890
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29		2,000	2,163
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/29		1,670	2,054
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/31		1,720	2,096
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/32		1,910	2,321
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/33		2,070	2,508
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/35		2,410	2,905
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/36		2,860	3,442
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37		2,975	3,569
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/27		1,460	1,758
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/28		1,190	1,456
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24		3,075	3,532
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25		2,990	3,429
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26		2,575	2,943
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27		3,170	3,614
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28		3,210	3,651
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/29		3,000	3,758
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/30		3,220	4,010
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/31		2,500	3,102
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/32		2,250	2,780
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/29		5,810	6,482
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/31		3,335	3,693
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/32		8,750	9,666
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/35		4,540	4,985
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/32		1,000	1,257
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/34		2,010	2,511
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/35		1,010	1,258
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/36		2,030	2,519
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/37		1,500	1,854
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26		2,590	3,173
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27		2,720	3,405
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28		2,855	3,630
West Virginia University Revenue	5.000%	10/1/30		3,000	3,189
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27		2,745	3,200
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31		3,435	3,980
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33		3,690	4,257
					307,276
Wisconsin (1.5%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30		1,890	2,185
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31		2,000	2,307
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32		2,000	2,303
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33		1,500	1,725
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34		1,500	1,722

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35		1,500	1,719
Green Bay WI Area Public School District GO	4.000%	4/1/30		3,560	4,014
Green Bay WI Area Public School District GO	4.000%	4/1/31		3,685	4,141
Green Bay WI Area Public School District GO	4.000%	4/1/32		3,825	4,288
Madison WI Area Technical College GO	5.000%	3/1/22		4,055	4,404
Madison WI Area Technical College GO	5.000%	3/1/23		4,345	4,874
Madison WI Area Technical College GO	4.000%	3/1/24		4,590	5,116
Madison WI Area Technical College GO	4.000%	3/1/25		3,000	3,418
Madison WI Area Technical College GO	4.000%	3/1/27		5,340	6,305
Madison WI Area Technical College GO	4.000%	3/1/28		5,530	6,473
Madison WI GO	3.000%	10/1/21		8,045	8,331
Madison WI GO	4.000%	10/1/26		6,540	7,628
Middleton Cross Plains WI Area School District GO	4.000%	3/1/33		5,280	5,991
Middleton Cross Plains WI Area School District GO	4.000%	3/1/34		11,690	13,237
Middleton Cross Plains WI Area School District GO	4.000%	3/1/35		15,110	17,071
Milwaukee WI GO	4.000%	3/15/20		9,930	10,032
Milwaukee WI GO	4.000%	4/1/32		6,100	6,883
Milwaukee WI GO	3.000%	4/1/33		4,825	5,015
Milwaukee WI GO	3.000%	4/1/34		4,825	4,985
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22		2,690	3,003
Verona WI Area School District GO	5.000%	4/1/26		3,485	4,246
West De Pere WI School District GO	5.000%	4/1/30		3,820	4,815
West De Pere WI School District GO	4.000%	4/1/31		3,195	3,685
Wisconsin Environmental Improvement Fund Revenue	5.000%	6/1/35		6,435	7,597
Wisconsin GO	5.000%	5/1/20		1,000	1,019
Wisconsin GO	5.000%	5/1/20		2,915	2,970
Wisconsin GO	5.000%	5/1/20	(Prere.)	2,305	2,348
Wisconsin GO	5.000%	5/1/20	(Prere.)	1,195	1,218
Wisconsin GO	4.000%	5/1/21	(Prere.)	1,375	1,432
Wisconsin GO	5.000%	5/1/21		9,335	9,871
Wisconsin GO	5.000%	5/1/21	(Prere.)	10,425	11,014
Wisconsin GO	5.000%	5/1/22	(Prere.)	110	120
Wisconsin GO	5.000%	5/1/22	(Prere.)	40	44
Wisconsin GO	5.000%	5/1/22	(Prere.)	2,835	3,097
Wisconsin GO	5.000%	5/1/22	(Prere.)	1,400	1,529
Wisconsin GO	5.000%	5/1/22	(Prere.)	2,060	2,251
Wisconsin GO	5.000%	5/1/22	(Prere.)	1,715	1,874
Wisconsin GO	5.000%	11/1/23		5,025	5,767
Wisconsin GO	5.000%	5/1/25		7,405	8,096
Wisconsin GO	5.000%	5/1/26		9,000	10,156
Wisconsin GO	5.000%	5/1/27		4,000	4,714
Wisconsin GO	5.000%	11/1/28		30,150	37,664
Wisconsin GO	5.000%	5/1/29		16,840	20,004
Wisconsin GO	5.000%	5/1/29		5,055	5,675
Wisconsin GO	5.000%	5/1/30		7,760	9,176
Wisconsin GO	5.000%	5/1/32		5,000	5,881
Wisconsin GO	5.000%	5/1/33		10,475	12,585
Wisconsin GO	5.000%	5/1/34		12,500	14,991
Wisconsin GO	5.000%	5/1/34		5,000	5,861
Wisconsin GO	5.000%	5/1/34		11,020	13,216
Wisconsin GO	4.000%	11/1/34		4,000	4,543
Wisconsin GO	5.000%	5/1/35		13,090	15,333
Wisconsin GO	5.000%	5/1/35		15,040	18,040
Wisconsin GO	5.000%	5/1/35		10,600	12,715
Wisconsin GO	5.000%	5/1/36		21,325	24,958
Wisconsin GO	5.000%	5/1/36		24,590	28,779
Wisconsin GO	5.000%	5/1/36		15,830	18,948
Wisconsin GO	5.000%	5/1/36		11,195	13,400
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(ETM)	3,240	3,310
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	5,230	5,344
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	3,295	3,367
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29		1,175	1,423
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30		1,410	1,697
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/27		770	911
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/28		1,400	1,674
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/29		1,000	1,190
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/32		8,045	8,924

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/33		50,545	55,969
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34		38,835	42,918
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/35		17,075	18,817
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36		4,460	5,277
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21		34,255	36,279
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group	4.500%	11/15/39		9,600	10,879
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/20	(Prere.)	11,730	11,955
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21	(Prere.)	8,500	9,045
Wisconsin Health & Educational Facilities Authority Revenue (Beaver Dam Community Hospitals Inc.)	5.250%	8/15/34		2,715	2,944
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/27		150	186
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/28		175	220
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/29		200	255
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/30		275	348
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/31		300	377
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/32		660	828
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/34		700	873
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	2/15/20	(Prere.)	5,900	5,969
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/26		880	1,081
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/27		975	1,221
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/28		835	1,036
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/29		800	989
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/30		8,305	9,397
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/31		6,000	6,749
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/32		5,345	5,995
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36		4,715	5,207
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37		5,910	6,500
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25		2,500	2,962
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27		1,855	2,297
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33		4,000	4,808
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34		6,845	8,201
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35		5,450	6,507
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28		12,130	14,067
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29		12,020	13,894
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24		700	770
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28		1,865	2,048
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29		1,500	1,645
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		1,660	1,816
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/24		2,310	2,637
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/25		2,435	2,851
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/26		940	1,124
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/27		1,685	1,999
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/32		4,200	4,883
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34		11,035	13,129
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35		6,365	7,555
Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/26		1,000	1,212
Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/27		850	1,050
Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/28		900	1,128
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22	(Prere.)	11,800	13,015
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30		2,075	2,367
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31		1,650	1,874
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33		1,300	1,464
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34		1,260	1,417
Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/28		1,235	1,351
Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/33		1,870	2,051

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.125%	8/1/38		4,780	5,232
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/31		1,000	1,195
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/33		1,140	1,353
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/38		3,500	4,089
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25		2,130	2,519
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26		6,285	7,422
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27		4,875	5,739
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28		6,955	8,165
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29		4,295	5,022
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30		7,675	8,932
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33		5,895	6,927
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/27		2,350	2,750
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/28		2,595	3,071
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/29		1,475	1,753
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/30		2,585	3,088
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32		4,000	4,493
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33		3,550	3,986
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	5,000	5,493
Wisconsin Transportation Revenue	5.000%	7/1/24		5,230	6,134
Wisconsin Transportation Revenue	5.000%	7/1/25		5,500	6,631
Wisconsin Transportation Revenue	5.000%	7/1/26		5,775	7,141
Wisconsin Transportation Revenue	5.000%	7/1/30		7,020	8,583
Wisconsin Transportation Revenue	5.000%	7/1/31		13,200	16,319
Wisconsin Transportation Revenue	5.000%	7/1/31		6,000	7,315
Wisconsin Transportation Revenue	5.000%	7/1/32		7,740	9,407
Wisconsin Transportation Revenue	5.000%	7/1/33		8,125	9,849
Wisconsin Transportation Revenue	5.000%	7/1/34		4,440	5,118
Wisconsin Transportation Revenue	5.000%	7/1/34		8,530	10,315
Wisconsin Transportation Revenue	5.000%	7/1/35		3,700	4,260
Wisconsin Transportation Revenue	5.000%	7/1/37		3,085	3,542
					1,051,921
Wyoming (0.0%)
Sweetwater County WY Pollution Control Revenue (Idaho Power Co.)	1.700%	7/15/26		24,000	23,751
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/25	(15)	1,000	1,169
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/28	(15)	1,025	1,237
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/29	(15)	1,040	1,253
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/31	(15)	1,105	1,319
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/32	(15)	1,050	1,249
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/35	(15)	1,450	1,711
					31,689
Total Tax-Exempt Municipal Bonds (Cost $66,610,691)					69,996,102

			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
7	Vanguard Municipal Cash Management Fund (Cost $789,652)	1.198%	7,895,905	789,670
Total Investments (99.3%) (Cost $67,400,343)				70,785,772

Intermediate-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.7%)
Other Assets
Investment in Vanguard	3,316
Receivables for Investment Securities Sold	66,324
Receivables for Accrued Income	831,556
Receivables for Capital Shares Issued	52,434
Variation Margin Receivable—Futures Contracts	2,488
Other Assets	32,647
Total Other Assets	988,765
Liabilities
Payables for Investment Securities Purchased	(376,304)
Payables for Capital Shares Redeemed	(58,615)
Payables for Distributions	(42,923)
Payables to Vanguard	(20,025)
Variation Margin Payable—Futures Contracts	(1,942)
Total Liabilities	(499,809)
Net Assets (100%)	71,274,728

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	68,009,191
Total Distributable Earnings (Loss)	3,265,537
Net Assets	71,274,728

Investor Shares—Net Assets
Applicable to 250,283,382 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,619,524
Net Asset Value Per Share—Investor Shares	$14.46

Admiral Shares—Net Assets
Applicable to 4,678,236,051 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,655,204
Net Asset Value Per Share—Admiral Shares	$14.46

•    See Note A in Notes to Financial Statements.

1   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

2   Securities with a value of $4,737,000 have been segregated as initial margin for open futures contracts.

3   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.

4   Step bond.

5   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $488,394,000, representing 0.7% of net assets.

6   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	3,459	745,766	319
5-Year U.S. Treasury Note	December 2019	2,854	340,206	(71)
				248

Short Futures Contracts
30-Year U.S. Treasury Bond	December 2019	(755)	(121,838)	2,266
Ultra 10-Year U.S. Treasury Note	December 2019	(427)	(60,681)	(378)
				1,888
				2,136

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Interest[1]	1,856,480
Total Income	1,856,480
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,220
Management and Administrative—Investor Shares	4,838
Management and Administrative—Admiral Shares	42,370
Marketing and Distribution—Investor Shares	441
Marketing and Distribution—Admiral Shares	3,826
Custodian Fees	266
Auditing Fees	34
Shareholders’ Reports—Investor Shares	164
Shareholders’ Reports—Admiral Shares	511
Trustees’ Fees and Expenses	28
Total Expenses	61,698
Expenses Paid Indirectly	(139)
Net Expenses	61,559
Net Investment Income	1,794,921
Realized Net Gain (Loss)
Investment Securities Sold[1]	27,763
Futures Contracts	(12,037)
Realized Net Gain (Loss)	15,726
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,540,395
Futures Contracts	(2,639)
Change in Unrealized Appreciation (Depreciation)	3,537,756
Net Increase (Decrease) in Net Assets Resulting from Operations	5,348,403

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,319,000, $22,000, and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,794,921	1,660,620
Realized Net Gain (Loss)	15,726	(88,524)
Change in Unrealized Appreciation (Depreciation)	3,537,756	(2,009,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,348,403	(437,791)
Distributions
Net Investment Income
Investor Shares	(93,826)	(104,559)
Admiral Shares	(1,703,231)	(1,547,716)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,797,057)	(1,652,275)
Capital Share Transactions
Investor Shares	(2,183)	(477,310)
Admiral Shares	9,584,249	4,667,759
Net Increase (Decrease) from Capital Share Transactions	9,582,066	4,190,449
Total Increase (Decrease)	13,133,412	2,100,383
Net Assets
Beginning of Period	58,141,316	56,040,933
End of Period	71,274,728	58,141,316

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.67	$14.17	$14.31	$14.19	$14.26
Investment Operations
Net Investment Income	.380 [1]	.390 [1]	.385 [1]	.393	.413
Net Realized and Unrealized Gain (Loss) on Investments	.791	(.502)	(.140)	.120	(.070)
Total from Investment Operations	1.171	(.112)	.245	.513	.343
Distributions
Dividends from Net Investment Income	(.381)	(.388)	(.385)	(.393)	(.413)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.381)	(.388)	(.385)	(.393)	(.413)
Net Asset Value, End of Period	$14.46	$13.67	$14.17	$14.31	$14.19

Total Return[2]	8.65%	-0.80%	1.76%	3.63%	2.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,620	$3,427	$4,040	$4,513	$4,416
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.81%	2.73%	2.72%	2.91%
Portfolio Turnover Rate	8%	15%	15%	9%	12%

1   Calculation based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.67	$14.17	$14.31	$14.19	$14.26
Investment Operations
Net Investment Income	.391 [1]	.401 [1]	.399 [1]	.407	.425
Net Realized and Unrealized Gain (Loss) on Investments	.791	(.502)	(.140)	.120	(.070)
Total from Investment Operations	1.182	(.101)	.259	.527	.355
Distributions
Dividends from Net Investment Income	(.392)	(.399)	(.399)	(.407)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.392)	(.399)	(.399)	(.407)	(.425)
Net Asset Value, End of Period	$14.46	$13.67	$14.17	$14.31	$14.19

Total Return[2]	8.73%	-0.72%	1.86%	3.73%	2.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,655	$54,714	$52,001	$48,473	$40,302
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.89%	2.83%	2.82%	2.99%
Portfolio Turnover Rate	8%	15%	15%	9%	12%

1   Calculation based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 7% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

Intermediate-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,316,000, representing less than 0.01% of the fund’s net assets and 1.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $139,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	69,996,102	—
Temporary Cash Investments	789,670	—	—
Futures Contracts—Assets[1]	2,488	—	—
Futures Contracts—Liabilities[1]	(1,942)	—	—
Total	790,216	69,996,102	—

1   Represents variation margin on the last day of the reporting period.

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(18,543)
Total Distributable Earnings (Loss)	18,543

Intermediate-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	59,260
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(85,097)
Net Unrealized Gains (Losses)	3,350,645

*     The fund used capital loss carryforwards of $46,412,000 to offset taxable capital gains realized during the year ended October 31, 2019.

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	67,435,127
Gross Unrealized Appreciation	3,377,719
Gross Unrealized Depreciation	(27,074)
Net Unrealized Appreciation (Depreciation)	3,350,645

F.   During the year ended October 31, 2019, the fund purchased $13,671,966,000 of investment securities and sold $4,926,037,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2019, such purchases and sales were $3,441,095,000 and $1,872,443,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital share transactions for each class of shares were:

	Year Ended October 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	941,143	66,467	712,374	51,132
Issued in Lieu of Cash Distributions	78,693	5,532	86,243	6,208
Redeemed	(1,022,019)	(72,466)	(1,275,927)	(91,692)
Net Increase (Decrease)—Investor Shares	(2,183)	(467)	(477,310)	(34,352)
Admiral Shares
Issued	20,507,742	1,452,169	16,050,639	1,153,908
Issued in Lieu of Cash Distributions	1,209,852	84,974	1,083,816	78,038
Redeemed	(12,133,345)	(862,108)	(12,466,696)	(898,243)
Net Increase (Decrease)—Admiral Shares	9,584,249	675,035	4,667,759	333,703

H.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009–October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2019			of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Investor Shares	10.66%	4.12%	4.86%	$16,077
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	15,388

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Admiral Shares	10.75%	4.22%	4.95%	$81,059
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	76,939

See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Largest Area Concentrations

As of October 31, 2019

New York	13.8%
California	11.7
Texas	7.4
Illinois	6.1
Pennsylvania	5.7
Florida	4.3
Ohio	3.8
Maryland	3.3
New Jersey	3.2
Massachusetts	3.1
Top Ten	62.4%

The table shows the percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (96.9%)
Alabama (1.2%)
	Alabama GO	4.000%	11/1/30		6,195	7,015
	Alabama GO	4.000%	11/1/31		6,445	7,267
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	10,985	12,151
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	3,325	3,678
	Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	5,000	5,218
	Auburn University Alabama General Fee Revenue	5.000%	6/1/42		8,455	9,115
	Birmingham AL GO	5.000%	3/1/37		2,500	2,752
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32		7,145	8,617
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43		5,010	5,882
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		19,490	21,833
	Huntsville AL GO	5.000%	5/1/26		325	343
	Huntsville AL GO	5.000%	5/1/32		3,190	3,970
	Jefferson County AL Board of Education GO	5.000%	2/1/46		3,000	3,540
	Jefferson County AL Sewer Revenue	6.000%	10/1/42		8,780	10,409
	Jefferson County AL Sewer Revenue	7.000%	10/1/51		10,000	12,203
	Jefferson County AL Sewer Revenue	6.500%	10/1/53		15,545	18,655
1	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/2023	0.000%	10/1/42	(4)	12,500	12,154
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		2,000	2,153
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		3,335	3,642
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/46		7,040	8,219
	UAB Medicine Finance Authority AL Revenue	5.000%	9/1/41		4,505	5,307
	University of South Alabama University Facilities Revenue	5.000%	10/1/29	(15)	1,000	1,232
	University of South Alabama University Facilities Revenue	5.000%	10/1/30	(15)	1,000	1,225
	University of South Alabama University Facilities Revenue	5.000%	10/1/31	(15)	1,000	1,222
	University of South Alabama University Facilities Revenue	5.000%	10/1/32	(15)	750	914
	University of South Alabama University Facilities Revenue	5.000%	10/1/33	(15)	1,435	1,745
						170,461
Alaska (0.1%)
	Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26		6,620	7,823
	Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28		3,995	4,696
	Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,000	6,398
						18,917
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37		1,000	1,142
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/43		1,200	1,374
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/48		1,100	1,253
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/51		1,100	1,250
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/44	(15)	1,250	1,346
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/49	(15)	1,375	1,628
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/54	(15)	2,000	2,357
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/58	(15)	1,500	1,755
	Arizona State Industrial Development Authority Revenue (Pinecrest Academy)	5.750%	7/15/48		3,200	3,580
	Buckeye AZ Excise Tax Revenue	5.000%	7/1/35		4,480	5,226
	Buckeye AZ Excise Tax Revenue	5.000%	7/1/43		11,690	13,486
	La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/48		1,350	1,524
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	4.000%	1/1/41		7,000	7,755
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	5/15/26		5,000	6,066
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/42		4,000	4,768
	Mesa AZ Utility System Revenue	4.000%	7/1/31		7,275	8,257
	Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/40		3,000	3,336
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/31		3,080	3,893
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/32		3,000	3,780
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/33		2,135	2,684

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34		2,020	2,533
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/35		2,085	2,608
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/35		5,515	6,635
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/36		3,025	3,767
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/37		3,350	4,155
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/38		3,440	4,248
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/37		3,750	4,419
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/42		3,000	3,489
	Pinal County AZ Electric District Revenue	4.000%	7/1/32		1,000	1,111
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34		10,040	12,537
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35		10,000	12,457
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38		3,125	3,770
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20		515	535
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		2,220	2,586
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		820	1,015
						142,325
Arkansas (0.1%)
	Rogers AR School District No. 30 GO	3.000%	2/1/30		4,660	4,834
	Springdale AR Sales and Use Revenue	5.000%	4/1/33	(15)	1,895	2,143
	Springdale AR Sales and Use Revenue	5.000%	4/1/34	(15)	2,360	2,665
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31		2,170	2,472
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32		2,855	3,246
						15,360
California (11.7%)
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	5,000	3,730
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31	(14)	8,450	6,252
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33	(14)	12,105	8,369
	Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29		8,300	9,622
	Alameda County CA Unified School District GO	5.000%	8/1/39		11,455	13,616
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	2,060	2,335
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/42		6,570	7,282
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		8,000	9,537
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32		10,475	12,115
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		3,500	4,109
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	30	36
	California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	10,974
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49		5,000	5,861
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36		3,000	3,511
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		14,000	16,068
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		1,050	1,571
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		7,950	12,178
	California GO	5.000%	10/1/28		10,000	12,928
	California GO	5.000%	10/1/29		5,000	5,899
	California GO	5.000%	10/1/30		12,600	14,853
	California GO	5.000%	9/1/31		15,025	18,312
	California GO	6.000%	3/1/33		4,000	4,064
	California GO	5.000%	4/1/33		5,500	6,361
	California GO	4.000%	8/1/33		5,000	5,683
	California GO	5.000%	8/1/33		16,090	19,485
	California GO	5.000%	8/1/34		5,000	5,969
	California GO	4.000%	11/1/34		20,000	23,025
	California GO	5.000%	8/1/35		1,170	1,411
	California GO	5.000%	9/1/35		13,220	15,972
	California GO	5.000%	10/1/35		2,190	2,619
	California GO	4.000%	11/1/35		5,000	5,733
	California GO	5.000%	9/1/36		3,250	3,594
	California GO	3.000%	10/1/36		5,400	5,680
	California GO	3.000%	10/1/37		4,750	4,965
	California GO	5.000%	9/1/41		5,000	5,341
	California GO	5.000%	9/1/42		11,360	12,543
	California GO	5.000%	2/1/43		5,500	6,106
	California GO	5.000%	4/1/43		1,000	1,116
	California GO	5.000%	11/1/43		5,000	5,670
	California GO	5.000%	12/1/43		8,250	9,376
	California GO	5.000%	8/1/45		7,280	8,535
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/42		1,445	1,573
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42		1,115	1,320
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		1,555	1,829
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44		10,000	11,081

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36		5,000	5,550
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		20,000	24,205
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		2,000	2,254
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	6,000	6,227
	California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20	(Prere.)	15,000	15,580
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		3,545	4,444
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42		2,600	2,910
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		29,100	33,951
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/48		5,000	5,539
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		5,000	5,985
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		7,800	9,337
	California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34		13,800	15,280
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31		2,075	2,485
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47		8,000	8,617
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		5,000	5,772
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		4,560	5,264
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36		2,235	2,603
	California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20	(Prere.)	5,000	5,152
	California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/41	(15)	5,000	5,850
	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,630	6,198
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30		2,550	3,294
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		1,320	1,531
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31		5,000	6,433
	California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32		7,280	8,350
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		14,705	15,933
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,511
	California State University Systemwide Revenue	5.000%	11/1/34		2,000	2,468
	California State University Systemwide Revenue	5.000%	11/1/36		6,000	7,362
	California State University Systemwide Revenue	5.000%	11/1/37		1,025	1,315
	California State University Systemwide Revenue	5.000%	11/1/38		2,000	2,371
	California State University Systemwide Revenue	5.000%	11/1/43		3,190	3,749
	California State University Systemwide Revenue	5.000%	11/1/43		10,000	12,380
	California State University Systemwide Revenue	5.000%	11/1/45		1,000	1,178
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	6,200	7,085
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	4.000%	7/1/48		4,000	4,296
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		24,250	26,312
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/58		2,500	2,932
	California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41		14,220	15,194
	California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.250%	11/15/41		3,000	3,006
	Carlsbad CA Unified School District GO	3.125%	8/1/48		6,000	6,112
	Castro Valley CA Unified School District GO	4.000%	8/1/46		5,250	5,867
	Centinela Valley CA Union High School District GO	4.000%	8/1/41	(15)	3,000	3,309
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/42		4,940	5,494
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		4,500	4,975
	Chaffey CA Union High School District GO	5.250%	8/1/47		3,245	3,957
	Charter Oak CA Unified School District GO	5.000%	8/1/40	(4)	5,270	6,134
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	1,050	1,249
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(4)	3,130	3,716
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34	(4)	1,100	1,304
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35	(4)	865	1,023
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34		2,840	3,165
	Clovis CA Unified School District GO	5.000%	8/1/23	(Prere.)	2,390	2,735
	Clovis CA Unified School District GO	5.000%	8/1/38		1,460	1,647
	Coast CA Community College District GO	4.000%	8/1/30		4,500	5,286
	Coast CA Community College District GO	4.000%	8/1/32		7,205	8,073
	Corona-Norco CA Unified School District GO	5.000%	8/1/44		6,625	7,700
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/32		1,500	1,696
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/34	(4)	4,600	4,791
	El Camino CA Community College District GO	4.000%	8/1/41		7,000	7,750
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	1,480	1,698
	Elk Grove CA Unified School District GO	4.000%	8/1/48		25,670	28,038
	Escondido CA GO	5.000%	9/1/32		3,855	4,600

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Escondido CA Union School District GO	4.000%	8/1/47		7,500	8,320
	Foothill-De Anza CA Community College District GO	4.000%	8/1/34		2,185	2,467
	Foothill-De Anza CA Community College District GO	4.000%	8/1/35		2,000	2,250
	Foothill-De Anza CA Community College District GO	5.000%	8/1/36		1,645	1,917
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		10,000	11,558
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,155	1,418
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/23	(Prere.)	3,000	3,444
	Gilroy CA Unified School District GO	4.000%	8/1/46		2,000	2,207
	Glendale CA Community College District GO	5.000%	8/1/37		1,710	2,091
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	5,000	5,433
	Grossmont CA Union High School District GO	4.000%	8/1/29		1,775	2,054
	Grossmont CA Union High School District GO	4.000%	8/1/30		1,750	2,005
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		2,000	2,236
	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	8,500	9,497
	Hayward CA Unified School District GO	4.000%	8/1/48	(15)	6,100	6,772
	Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20	(Prere.)	2,225	2,341
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/44	(15)	1,200	1,353
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/49	(15)	1,000	1,123
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/54	(15)	2,750	3,064
	Jefferson CA Union High School District GO	5.000%	8/1/29	(15)	1,880	2,265
	Jefferson CA Union High School District GO	5.000%	8/1/31	(15)	3,265	3,913
	Long Beach CA Community College District GO	3.000%	8/1/42		4,535	4,590
	Long Beach CA Harbor Revenue	5.000%	5/15/37		4,365	5,132
	Long Beach CA Harbor Revenue	5.000%	5/15/42		1,500	1,747
	Los Angeles CA Community College District GO	4.000%	8/1/32		10,000	11,109
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		1,555	1,812
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,500	2,908
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		9,000	9,871
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		5,000	5,491
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		3,500	3,844
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46		5,220	6,156
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/37		6,000	7,592
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/45		1,000	1,238
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		9,150	11,605
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		8,215	10,383
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36		4,560	5,104
	Los Angeles CA Unified School District GO	5.000%	7/1/35		375	465
	Los Angeles CA Unified School District GO	5.000%	7/1/36		520	643
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		4,090	4,905
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		4,815	5,761
	Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		7,600	8,580
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30		4,685	5,616
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31		7,180	8,576
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32		6,465	7,694
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	6,000	7,445
	Los Angeles County CA Unified School District GO	3.000%	1/1/34		4,785	5,002
	M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	1,205	1,250
	Martinez CA Unified School District GO	4.000%	8/1/48		9,020	9,852
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		1,745	2,059
	Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	6,965	7,615
	Monterey Peninsula CA Unified School District GO	4.000%	8/1/41		5,000	5,503
	Monterey Peninsula CA Unified School District GO	4.000%	8/1/45		2,000	2,190
	Mount San Antonio CA Community College District GO	4.000%	8/1/49		4,000	4,579
1	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,025	3,288
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,500	3,857
	Oakland CA GO	5.000%	1/15/35		4,025	4,728
	Oakland CA Unified School District GO	5.000%	8/1/29	(4)	1,540	1,840
	Oakland CA Unified School District GO	5.000%	8/1/30	(4)	1,000	1,187
	Orange County CA Water District Revenue	4.000%	8/15/37		1,770	2,005
	Palomar Pomerado Health California GO	0.000%	8/1/37		5,000	2,885
	Palomar Pomerado Health California GO	7.000%	8/1/38	(12)	10,000	13,826
	Poway CA Unified School District GO	0.000%	8/1/51		20,000	7,383
	Riverside CA Community College District GO	5.000%	8/1/29		5,855	7,101
	Riverside CA Community College District GO	5.000%	8/1/30		5,555	6,713
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/33	(4)	4,345	4,919
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/34	(4)	4,000	4,519
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		9,420	11,294
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		8,330	9,964

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		10,000	11,878
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44		3,000	3,363
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		1,000	1,119
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	(14)	15,815	12,510
	San Bernardino CA Community College District GO	5.000%	8/1/48		3,750	4,356
	San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	13,000	15,022
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		2,250	2,507
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		3,750	4,311
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37		4,740	5,728
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38		3,000	3,609
	San Diego CA Unified School District GO	0.000%	7/1/33		2,500	1,688
	San Diego CA Unified School District GO	0.000%	7/1/35		3,605	2,225
	San Diego CA Unified School District GO	0.000%	7/1/37		14,000	8,921
	San Diego CA Unified School District GO	4.000%	7/1/45		9,000	9,847
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		5,450	6,099
	San Dieguito CA Union High School District GO	4.000%	8/1/32		4,960	5,586
	San Dieguito CA Union High School District GO	4.000%	8/1/33		1,820	2,036
	San Dieguito CA Union High School District GO	4.000%	8/1/42		7,805	8,848
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/23	(Prere.)	1,125	1,287
	San Francisco CA Bay Area Rapid Transit District GO	3.000%	8/1/49		3,700	3,779
	San Francisco CA City & County COP	4.000%	9/1/34		5,085	5,492
	San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	390	413
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		2,000	2,283
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/47		9,700	11,589
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/50		10,000	12,302
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30		7,660	9,166
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34		8,225	10,137
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		7,500	9,210
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		8,585	10,153
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/40		2,290	2,673
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/41		2,885	3,363
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/42		2,105	2,452
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		3,670	4,269
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/44		3,850	4,476
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/45		2,565	2,980
3	San Jacinto CA Unified School District CP	5.000%	9/1/37	(4)	1,850	2,240
3	San Jacinto CA Unified School District CP	5.000%	9/1/39	(4)	1,020	1,228
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	9,250	8,196
	San Jose CA Airport Revenue	5.000%	3/1/47		5,225	6,210
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43	(15)	4,640	5,127
	San Mateo CA Union High School District GO	4.000%	9/1/31		6,240	7,050
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		6,030	6,783
	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/44		7,250	8,222
	San Rafael CA Elementary School District GO	4.000%	8/1/47		1,350	1,498
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33		2,200	2,479
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/36		2,500	2,598
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/37		2,500	2,588
	Santa Clara CA Unified School District GO	4.000%	7/1/41		10,000	11,145
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41		1,750	2,073
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46		2,050	2,414
	Santa Rosa CA High School District GO	5.000%	8/1/43	(4)	3,265	3,899
	Simi Valley CA Unified School District GO	0.000%	8/1/29	(4)	1,495	1,222
	South Coast CA Water District Financing Authority Revenue	4.000%	2/1/49		8,420	9,597
	Southwestern California Community College District GO	5.000%	8/1/44		7,800	9,001
	Stockton CA Unified School District GO	5.000%	8/1/42	(4)	4,650	5,264
	Twin Rivers CA Unified School District GO	5.000%	8/1/40	(15)	5,000	5,632
	University of California Revenue	4.000%	5/15/35		5,000	5,516
	University of California Revenue	5.000%	5/15/35		10,045	12,428
	University of California Revenue	5.250%	5/15/37		3,000	3,493
	University of California Revenue	5.000%	5/15/38		20,000	22,412
	University of California Revenue	5.000%	5/15/38		1,000	1,245
	University of California Revenue	5.250%	5/15/38		10,000	11,625
	University of California Revenue	5.000%	5/15/43		2,215	2,726
	University of California Revenue	5.000%	5/15/44		4,000	4,556
	University of California Revenue	5.000%	5/15/46		3,000	3,547
	University of California Revenue	4.000%	5/15/47		9,000	9,948
	University of California Revenue	5.000%	5/15/48		30,250	36,988
	University of California Revenue	5.000%	5/15/58		15,000	18,123
	Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31		5,110	6,143
	Washington Township CA Health Care District GO	5.500%	8/1/38		5,125	6,057
	West Contra Costa CA Unified School District GO	5.000%	8/1/45		8,000	9,294

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
West Contra Costa CA Unified School District GO	5.000%	8/1/45		4,250	4,938
Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	5,365	5,855
Western Placer CA Unified School District GO	4.000%	8/1/43		4,050	4,394
Western Placer CA Unified School District GO	4.000%	8/1/47	(15)	5,000	5,462
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		10,500	11,646
					1,608,524
Colorado (2.0%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/31		8,000	9,817
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30		1,050	1,187
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31		1,515	1,708
Adams & Weld County CO School District No. 27J GO	5.000%	12/1/42		5,170	6,282
Boulder Valley CO School District GO	4.000%	12/1/30		4,910	5,697
Colorado Board of Governors State University Enterprise System Revenue	5.000%	3/1/41		2,000	2,363
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	5.000%	12/1/38		1,000	1,200
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	4.000%	12/1/48		2,500	2,685
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/43		4,750	5,618
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/47		7,035	8,299
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/32		3,000	3,664
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/37		1,500	1,644
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/38		1,750	1,909
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/39		1,625	1,765
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/44		7,000	7,572
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/44		16,750	19,802
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/21	(Prere.)	4,000	4,198
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		5,000	5,411
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.000%	1/1/40		7,500	8,470
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		1,900	2,083
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		5,000	5,455
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44	(4)	4,000	4,512
Denver CO City & County Airport Revenue	5.000%	11/15/43		8,000	8,958
Denver CO City & County Airport Revenue	5.000%	12/1/43		5,000	6,070
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/44		7,415	8,732
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		10,605	12,453
Douglas County CO School District GO	5.000%	12/15/31		5,000	6,400
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	20,775	19,535
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	9,700	8,713
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	6,560	5,025
Garfield, Pitkin, & Eagle County CO School District GO	5.000%	12/15/30		5,300	6,378
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31		4,470	5,055
Larimer Weld & Boulder County CO School District No. R-2J Thompson GO	5.000%	12/15/32		4,015	5,138
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/46		5,750	6,764
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		5,000	5,128
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		15,015	15,401
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36		4,440	5,352
Thornton CO COP	4.000%	12/1/39		7,305	8,206
University of Colorado COP	4.000%	11/1/30		12,675	13,754
University of Colorado Enterprise System Revenue	4.000%	6/1/34		4,280	4,925
University of Colorado Enterprise System Revenue	4.000%	6/1/38		10,000	11,370
University of Colorado Enterprise System Revenue	4.000%	6/1/39		5,500	6,239
					280,937
Connecticut (0.6%)
Connecticut GO	5.000%	2/15/25		1,900	2,228
Connecticut GO	5.000%	2/15/26		1,500	1,800
Connecticut GO	5.000%	4/15/26		3,000	3,613
Connecticut GO	5.000%	2/15/27		2,000	2,447
Connecticut GO	5.000%	4/15/28		5,000	6,246
Connecticut GO	5.000%	10/15/31		1,850	2,021
Connecticut GO	5.000%	4/15/34		2,120	2,634
Connecticut GO	5.000%	4/15/39		5,050	6,181
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/42		10,000	11,162
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32		1,750	1,797
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		1,235	1,280
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/30		5,000	6,158
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/31		2,000	2,342
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31		6,500	7,301
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33		7,000	8,006
Hartford County CT Metropolitan District GO	5.000%	7/15/33		1,045	1,293
Hartford County CT Metropolitan District GO	5.000%	7/15/36		1,750	2,148
Hartford County CT Metropolitan District GO	4.000%	7/15/37		1,000	1,137

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hartford County CT Metropolitan District GO	4.000%	7/15/40		1,115	1,256
Rocky Hill CT GO	3.000%	1/15/35		1,615	1,673
Rocky Hill CT GO	3.000%	1/15/36		1,565	1,616
University of Connecticut GO	5.000%	2/15/32		1,110	1,279
University of Connecticut GO	5.000%	2/15/33		2,415	2,778
					78,396
Delaware (0.2%)
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/40		4,040	4,468
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/43		5,000	5,492
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55		8,940	10,227
University of Delaware Revenue	5.000%	5/1/23	(Prere.)	1,990	2,249
University of Delaware Revenue	5.000%	5/1/23	(Prere.)	1,000	1,130
University of Delaware Revenue	5.000%	11/1/41		1,435	2,050
University of Delaware Revenue	5.000%	11/1/43		1,540	2,224
					27,840
District of Columbia (1.0%)
District of Columbia GO	5.000%	6/1/24		1,000	1,169
District of Columbia GO	5.000%	6/1/28		2,750	3,293
District of Columbia GO	5.000%	6/1/32		4,500	5,208
District of Columbia GO	5.000%	10/15/32		11,235	14,320
District of Columbia GO	4.000%	6/1/34		8,000	9,111
District of Columbia GO	5.000%	10/15/37		10,000	12,547
District of Columbia GO	5.000%	6/1/38		10,015	11,499
District of Columbia GO	5.000%	6/1/42		5,235	6,281
District of Columbia GO	5.000%	10/15/44		10,115	12,501
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33		9,235	10,816
District of Columbia Revenue (Catholic University of America)	5.000%	10/1/47		7,000	8,193
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29		3,580	4,277
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30		3,085	3,672
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34		5,855	7,014
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		8,075	9,633
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37		10,000	10,980
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		7,500	8,010
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/30		5,025	6,224
					144,748
Florida (4.3%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44		10,075	11,319
Broward County FL Airport System Revenue	5.375%	10/1/29		1,500	1,505
Broward County FL Airport System Revenue	5.250%	10/1/38		6,000	6,771
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/20	(Prere.)	17,500	18,153
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/49		3,270	3,538
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/54		1,400	1,506
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19	(Prere.)	5,000	5,016
Collier County FL Special Obligation Revenue	5.000%	7/1/20	(Prere.)	3,000	3,077
Escambia County FL Sales Tax Revenue	5.000%	10/1/43		8,930	10,606
Florida Board of Education Lottery Revenue	5.000%	7/1/26		6,750	8,332
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33		15,995	17,897
Florida Board of Education Public Education Revenue	5.000%	6/1/23		24,120	27,361
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		4,849	5,670
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25		3,000	3,009
Gainesville FL Utilities System Revenue	5.000%	10/1/33		6,040	7,473
Gainesville FL Utilities System Revenue	5.000%	10/1/36		7,585	9,329
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19	(Prere.)	10	10
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37		4,990	4,997
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/43		6,445	7,879
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/34		13,030	14,334
Hillsborough County FL School Board COP	5.000%	7/1/25		2,500	2,560
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35		2,015	2,267
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37		4,500	4,512
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/35		1,440	1,750
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/36		1,000	1,211
Jacksonville FL Transportation Revenue	5.000%	10/1/31		2,000	2,192
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		1,300	1,603

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40		2,500	2,822
	Martin County FL Health Facilities Authority Revenue (Cleveland Clinic Health System)	4.000%	1/1/46		3,000	3,332
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/24	(Prere.)	6,940	8,179
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44		5,000	5,560
	Miami Beach FL Parking Revenue	5.000%	9/1/31	(15)	1,635	1,929
	Miami Beach FL Parking Revenue	5.000%	9/1/40	(15)	1,850	2,161
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/31		1,015	1,201
	Miami Beach FL Stormwater Revenue	5.000%	9/1/47		5,000	5,449
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		4,830	5,468
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		10,000	11,206
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		6,525	7,312
	Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35	(4)	2,010	2,063
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/36	(4)	3,490	4,241
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/37	(4)	3,000	3,636
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	2,000	2,070
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	4,110	4,266
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	1,090	1,132
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/32		7,095	8,563
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41		20,480	24,076
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31		2,250	2,441
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/36		885	1,060
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48		10,000	10,180
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/35		3,370	4,041
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/36		3,775	4,509
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/37		12,610	14,999
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32		5,150	5,948
	Miami-Dade County FL Seaport Revenue	5.500%	10/1/42		5,000	5,651
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		10,000	10,987
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37		2,560	2,799
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/32		11,860	13,300
	Miami-Dade County FL Transit Sales Surtax Revenue	3.000%	7/1/37		4,885	4,993
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37		7,575	8,272
	Miami-Dade FL GO	5.000%	7/1/25		3,095	3,726
	North Brevard County FL Hospital District Revenue	5.000%	1/1/42		4,575	5,194
	North Brevard County FL Hospital District Revenue	5.000%	1/1/48		13,555	15,331
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		6,940	7,407
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		2,090	2,231
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/47		7,500	8,248
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32		1,500	1,686
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36	(4)	2,250	2,720
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38	(4)	2,335	2,806
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		2,125	2,324
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/39		6,000	5,618
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.250% coupon rate effective 10/1/2024	0.000%	10/1/42		7,540	7,031
	Palm Beach County FL School Board COP	5.000%	8/1/31		10,000	11,532
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.000%	12/15/48		3,285	3,629
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.125%	12/15/53		2,355	2,614
	Putnam County FL Development Authority Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42		12,000	14,258
	Sarasota County FL Health Facilities Authority Revenue (Sunnyside Village Project)	5.000%	5/15/48		3,550	3,986
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41		15,000	17,935
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/47		16,035	18,765
	St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities Project)	6.000%	8/1/20	(Prere.)	5,000	5,174
	St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19	(Prere.)	2,000	2,003
	Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44		3,000	3,284
	Tallahassee FL Energy System Revenue	5.000%	10/1/30		3,350	3,985
	Tallahassee FL Energy System Revenue	5.000%	10/1/31		2,610	3,098
	Tallahassee FL Energy System Revenue	5.000%	10/1/32		2,250	2,672
	Tallahassee FL Energy System Revenue	5.000%	10/1/33		5,265	6,231
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44		6,860	7,660
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26		1,000	1,095
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28		1,700	1,860
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29		2,050	2,241
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		7,407	8,017
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48		4,550	5,453
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,525	1,656
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,600	1,738
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,750	1,901

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	West Palm Beach FL Revenue	5.000%	10/1/37		10,655	12,684
	West Palm Beach FL Revenue	5.000%	10/1/40		11,000	12,994
						598,510
Georgia (2.9%)
	Atlanta GA Airport Revenue	5.000%	1/1/33		2,615	2,813
	Atlanta GA Airport Revenue	5.000%	1/1/33		5,000	5,379
	Atlanta GA Airport Revenue	5.000%	1/1/34		2,750	2,957
	Atlanta GA Airport Revenue	5.000%	1/1/34		5,000	5,376
	Atlanta GA Airport Revenue	5.000%	1/1/37		6,010	6,452
	Atlanta GA Development Authority Revenue	5.250%	7/1/40		2,500	2,945
	Atlanta GA Development Authority Revenue	5.250%	7/1/44		5,500	6,447
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		5,000	5,854
	Atlanta GA Water & Wastewater Revenue	3.000%	11/1/37		3,100	3,221
	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	4.000%	7/1/44		15,000	16,710
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32		3,275	3,636
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42		7,425	8,687
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/47		6,510	7,571
	Columbus GA Water & Sewer Revenue	5.000%	5/1/27		1,000	1,128
	Dalton GA Combined Utilities Revenue	4.000%	3/1/34		760	840
	Dalton GA Combined Utilities Revenue	4.000%	3/1/35		1,000	1,104
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26	(14)	5,000	5,704
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	4.000%	7/1/37		1,185	1,351
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	4.000%	7/1/38		1,335	1,512
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	4.000%	7/1/39		1,000	1,130
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36		3,060	3,282
	Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46		15,000	17,366
	Forsyth County GA School District GO	5.000%	2/1/38		2,000	2,482
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31		1,875	2,087
3	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49		10,000	10,931
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42		5,400	5,885
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/42		5,000	5,348
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/45		5,000	5,793
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.500%	8/15/54		10,000	11,696
	Georgia GO	5.000%	7/1/21	(Prere.)	2,000	2,127
	Georgia GO	5.000%	7/1/23		1,435	1,633
	Georgia GO	5.000%	7/1/24		3,400	3,991
	Georgia GO	5.000%	2/1/29		6,515	8,113
	Georgia GO	5.000%	2/1/30		11,420	14,166
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30		4,265	4,692
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39		7,000	7,621
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/43		3,000	3,482
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/47		3,420	3,953
	Gwinnett County GA School District GO	5.000%	2/1/36		5,000	5,550
	Henry County GA School District GO	4.000%	8/1/30		5,000	5,749
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25		15,000	18,065
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		1,250	1,513
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/36		1,250	1,630
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/43		2,500	2,948
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		19,615	22,007
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36		12,000	14,399
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37		15,835	18,948
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		1,015	1,021
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		2,010	2,381
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49		21,500	24,580
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59		13,750	15,482
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60		5,000	5,624
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/49		250	271
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56		7,250	8,358
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63		11,500	13,125
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/48		5,250	6,069
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59		5,025	5,719
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/48		9,740	12,103
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34		5,000	5,470
						396,477

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/31		3,190	3,601
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/32		1,165	1,222
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/33		1,315	1,545
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34		1,500	1,758
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35		1,040	1,216
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36		1,000	1,167
	Guam Power Authority Revenue	5.000%	10/1/38		1,350	1,545
	Guam Power Authority Revenue	5.000%	10/1/40		2,375	2,707
						14,761
Hawaii (1.1%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.500%	7/1/38		4,360	4,885
	Hawaii GO	4.000%	10/1/27		3,745	4,282
	Hawaii GO	5.000%	1/1/30		3,000	3,772
	Hawaii GO	4.000%	4/1/30		7,500	8,500
	Hawaii GO	4.000%	10/1/30		15,460	17,634
	Hawaii GO	4.000%	4/1/31		7,500	8,472
	Hawaii GO	4.000%	10/1/31		6,675	7,603
	Hawaii GO	5.000%	1/1/33		3,140	3,907
	Hawaii GO	4.000%	10/1/33		3,750	4,179
	Hawaii GO	5.000%	1/1/35		7,710	9,552
	Hawaii GO	5.000%	1/1/37		18,700	23,043
	Hawaii GO	5.000%	1/1/38		6,965	8,553
	Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,136
	Honolulu HI City & County GO	5.000%	10/1/32		6,840	8,142
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29		9,610	10,835
3	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/34		1,000	1,160
3	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/36		2,490	2,871
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40		10,000	11,631
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/42		7,500	8,354
						152,511
Idaho (0.3%)
4	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44		6,630	7,079
4	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47		15,180	17,478
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/36		4,200	5,020
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/37		3,060	3,641
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47		1,250	1,483
						34,701
Illinois (6.1%)
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/33		1,000	1,134
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/34		1,000	1,130
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/35		1,290	1,453
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/36		1,575	1,770
	Chicago IL Board of Education GO	5.500%	12/1/26	(14)	5,895	6,851
	Chicago IL Board of Education GO	0.000%	12/1/27	(14)	9,080	7,226
	Chicago IL Board of Education GO	5.500%	12/1/30	(2)	3,490	4,350
	Chicago IL Board of Education GO	5.000%	12/1/31	(4)	625	751
	Chicago IL Board of Education GO	5.000%	12/1/32	(4)	1,500	1,796
	Chicago IL Board of Education GO	5.000%	12/1/35	(4)	1,000	1,189
	Chicago IL Board of Education GO	5.250%	12/1/41		3,140	3,272
	Chicago IL Board of Education GO	5.000%	12/1/44		5,000	5,584
	Chicago IL Board of Education GO	5.000%	12/1/46		12,000	13,372
	Chicago IL Board of Education GO	5.000%	12/1/46		5,000	5,612
	Chicago IL Board of Education GO	7.000%	12/1/46		1,815	2,309
	Chicago IL GO	5.000%	1/1/26		2,390	2,682
	Chicago IL GO	5.000%	1/1/34		8,000	8,671
	Chicago IL GO	5.000%	1/1/38		2,000	2,201
	Chicago IL GO	5.000%	1/1/39		3,735	4,238
	Chicago IL GO	5.000%	1/1/40		9,625	10,896
	Chicago IL GO	5.000%	1/1/44		2,645	2,976
	Chicago IL GO	5.500%	1/1/49		2,500	2,908
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		7,500	8,023
	Chicago IL Midway Airport Revenue	5.000%	1/1/35		7,800	8,778
	Chicago IL Midway Airport Revenue	5.000%	1/1/36		2,000	2,247
	Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21	(Prere.)	3,000	3,184
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		26,870	31,189
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		5,615	6,472
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		7,000	8,157
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41		3,400	3,939

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/42		12,000	14,359
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43		9,000	10,114
Chicago IL Park District GO	5.000%	1/1/36		4,000	4,193
Chicago IL Park District GO	5.000%	1/1/40		6,505	7,264
Chicago IL Public Building Commission GO	7.000%	1/1/20	(ETM)	14,215	14,346
Chicago IL Sales Tax Revenue	5.000%	1/1/20	(Prere.)	4,265	4,291
Chicago IL Sales Tax Revenue	5.250%	1/1/22	(Prere.)	2,055	2,231
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		6,400	6,778
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		1,500	1,637
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42	(4)	2,000	2,359
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44		9,750	10,628
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47		2,500	2,818
Chicago IL Waterworks Revenue	5.000%	11/1/44		7,500	8,293
Cook County IL Community College District GO	5.125%	12/1/38		4,250	4,516
Cook County IL Community College District GO	5.000%	12/1/47	(15)	7,500	8,578
Cook County IL Forest Preservation District GO	5.000%	12/15/32		1,000	1,063
Cook County IL Forest Preservation District GO	5.000%	12/15/37		2,500	2,643
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42		16,580	17,658
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/22	(Prere.)	45	49
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34		7,705	8,292
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/21	(Prere.)	5,000	5,378
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/21	(Prere.)	17,895	19,248
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		5,000	5,361
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,608
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45		20,000	22,746
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/19	(Prere.)	4,000	4,000
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/34		5,000	5,836
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		3,250	3,442
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47		10,375	11,015
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36		1,000	1,153
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42		2,000	2,148
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46		20,000	22,744
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20	(Prere.)	4,085	4,187
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32		3,080	3,341
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33		1,110	1,201
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34		2,800	3,025
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		665	684
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,359
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45		5,000	5,601
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41		2,000	2,349
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19	(Prere.)	2,775	2,779
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		1,825	1,832
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33		5,000	5,749
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/20	(Prere.)	5,120	5,189
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21	(Prere.)	3,000	3,228
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		790	841
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33		10,000	11,537
Illinois GO	5.000%	11/1/20		35,000	35,994
Illinois GO	5.000%	3/1/21		4,000	4,154
Illinois GO	5.000%	8/1/21		7,000	7,354
Illinois GO	5.000%	12/1/22		7,450	8,071
Illinois GO	5.000%	11/1/23		5,000	5,510
Illinois GO	5.000%	11/1/23		4,860	5,362
Illinois GO	5.000%	8/1/24		9,000	9,592
Illinois GO	5.000%	2/1/25		2,065	2,267
Illinois GO	5.500%	7/1/25		2,950	3,258
Illinois GO	5.000%	8/1/25		5,110	5,447
Illinois GO	5.000%	11/1/26		25,125	28,551
Illinois GO	5.000%	6/1/27		1,010	1,142
Illinois GO	5.000%	10/1/27		4,000	4,612
Illinois GO	5.000%	10/1/28		8,000	9,324
Illinois GO	5.000%	10/1/29		2,000	2,319
Illinois GO	5.000%	11/1/29		3,000	3,402
Illinois GO	5.250%	7/1/30		5,000	5,422
Illinois GO	5.000%	10/1/30		1,500	1,730
Illinois GO	5.000%	5/1/32		2,340	2,671
Illinois GO	5.250%	2/1/33	(4)	5,200	5,789
Illinois GO	5.500%	7/1/33	(4)	3,350	3,717
Illinois GO	5.000%	10/1/33		1,500	1,715
Illinois GO	4.000%	12/1/33		4,000	4,163
Illinois GO	5.250%	2/1/34	(4)	3,125	3,475

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	5/1/34		2,000	2,168
Illinois GO	4.250%	12/1/37		4,500	4,700
Illinois GO	5.500%	7/1/38		7,500	8,137
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20	(2)	3,020	3,110
Illinois Sales Tax Revenue	4.000%	6/15/30		4,410	4,676
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		2,500	3,055
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		10,000	11,262
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		10,000	10,939
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		15,400	17,778
Illinois Toll Highway Authority Revenue	5.000%	1/1/42		14,000	16,671
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/24	(14)	2,715	2,414
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/25	(14)	10,000	8,769
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	17,500	12,306
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	17,500	12,078
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	7,500	5,077
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	7,500	4,886
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	10,350	6,623
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/34	(14)	4,870	3,000
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	4,500	2,504
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/42		3,965	4,163
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	6,000	2,540
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51		21,500	6,840
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/53		1,000	1,112
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	45,500	11,755
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		6,375	7,395
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	15,000	16,113
Springfield IL Water Revenue	5.000%	3/1/37		8,000	8,567
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31		3,000	3,157
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27		115	124
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29		9,100	9,745
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32		16,500	10,942
					846,698
Indiana (1.3%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33		9,215	10,981
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/38		3,000	3,526
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51		13,000	14,879
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/19	(Prere.)	3,000	3,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/41		12,815	14,614
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41		10,000	11,335
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41		6,500	6,917
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30		1,100	1,220
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39		2,770	3,022
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32		6,130	7,360
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33		12,610	15,108
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34		8,760	10,479
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35		2,500	2,985
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37		7,000	7,673
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39		7,000	8,002
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41		11,335	13,364
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46		7,140	8,377
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36		8,800	9,268
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/36		1,805	1,868
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/37		1,860	1,917
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/38		1,500	1,540

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32		1,000	1,193
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32		6,945	8,159
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33		5,575	6,536
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34		4,810	5,628
						178,951
Iowa (0.2%)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		1,210	1,226
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		15,000	16,321
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		6,240	6,757
	Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/41		1,345	1,497
	Polk County IA GO	5.000%	6/1/23		2,100	2,382
	Polk County IA GO	5.000%	6/1/24		2,425	2,837
						31,020
Kansas (0.4%)
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30		5,000	5,694
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31		4,000	4,537
	Kansas Development Finance Authority Revenue	5.000%	5/1/29		2,275	2,537
	Kansas Development Finance Authority Revenue	5.000%	5/1/30		4,165	4,639
	Kansas Development Finance Authority Revenue	5.000%	5/1/31		4,975	5,535
	Kansas Development Finance Authority Revenue	5.000%	5/1/32		5,225	5,807
	Kansas Development Finance Authority Revenue	5.000%	5/1/33		1,610	1,787
	Kansas Development Finance Authority Revenue	5.000%	5/1/34		1,590	1,763
	Kansas Development Finance Authority Revenue	5.000%	4/1/35		16,585	18,335
						50,634
Kentucky (0.8%)
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/41		6,700	7,750
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/42		6,240	6,533
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/46		5,300	6,089
	Kentucky Property & Building Commission Revenue	4.000%	11/1/35		1,000	1,113
	Kentucky Property & Building Commission Revenue	4.000%	11/1/38		1,000	1,102
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/24		4,350	4,814
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		11,665	12,716
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		10,000	11,061
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		10,000	11,095
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	5.750%	7/1/49		11,900	13,323
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		5,000	5,655
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.450% coupon rate effective 7/1/2023	0.000%	7/1/34		2,000	2,195
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.750% coupon rate effective 7/1/2023	0.000%	7/1/43		10,000	10,823
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.750%	10/1/42		13,020	14,733
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	1,065	1,162
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35		1,620	1,767
						111,931
Louisiana (0.9%)
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33		5,405	6,298
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34		5,290	6,158
	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/30	(4)	1,320	1,630
	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/32	(4)	1,500	1,837
	Lafayette LA Communications System Revenue	5.000%	11/1/26	(4)	3,185	3,796
	Lafayette LA Communications System Revenue	5.000%	11/1/28	(4)	1,280	1,515
	Lafayette LA Utilities Revenue	4.000%	11/1/31	(4)	1,280	1,465
	Lafayette LA Utilities Revenue	4.000%	11/1/32	(4)	1,510	1,718
	Lafayette LA Utilities Revenue	4.000%	11/1/34	(4)	1,175	1,329
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31		9,650	10,214
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/30	(15)	13,065	16,219
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		4,250	4,761
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35		5,180	5,920

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20	(Prere.)	14,000	14,595
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/36		2,380	2,910
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/37		2,500	3,046
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/38		2,630	3,194
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/48		12,660	15,085
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		4,000	4,482
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29		3,000	3,355
	Louisiana State University Revenue	5.000%	7/1/24		1,000	1,124
	Louisiana State University Revenue	5.000%	7/1/25		505	567
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/36	(4)	1,280	1,539
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/37	(4)	1,360	1,631
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/41	(4)	2,000	2,383
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		4,000	4,220
	St. Tammany Parish LA Hospital Service District No. 1 Hospital Revenue	5.000%	7/1/48		5,000	5,886
						126,877
Maine (0.2%)
	Lower Kennebec ME Regional School Unit No. 1 GO	3.250%	11/1/35		895	959
	Lower Kennebec ME Regional School Unit No. 1 GO	3.250%	11/1/36		1,000	1,065
	Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38		4,010	4,460
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43		2,250	2,679
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48		3,020	3,575
	Maine Health & Higher Educational Facilities Authority Revenue (Stephens Memorial Hospital Association)	5.000%	7/1/39		5,100	5,714
	Maine Municipal Bond Bank Revenue	4.000%	11/1/34		1,660	1,913
	Maine Turnpike Authority Revenue	4.000%	7/1/37		1,500	1,691
	Maine Turnpike Authority Revenue	4.000%	7/1/38		1,850	2,079
						24,135
Maryland (3.2%)
	Anne Arundel County MD GO	5.000%	4/1/26		1,155	1,339
	Anne Arundel County MD GO	5.000%	10/1/26		1,090	1,317
	Anne Arundel County MD GO	5.000%	10/1/31		3,615	4,417
	Anne Arundel County MD GO	5.000%	10/1/31		2,075	2,535
	Anne Arundel County MD GO	5.000%	10/1/32		3,615	4,405
	Anne Arundel County MD GO	5.000%	10/1/32		2,125	2,589
	Anne Arundel County MD GO	5.000%	10/1/33		3,615	4,397
	Anne Arundel County MD GO	5.000%	10/1/33		2,090	2,542
	Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30		5,000	5,812
	Baltimore MD Project Revenue	5.000%	7/1/38		5,000	5,660
	Howard County MD GO	3.000%	8/15/32		1,595	1,689
	Howard County MD GO	4.000%	2/15/33		8,200	9,382
	Howard County MD GO	3.000%	8/15/33		1,640	1,732
	Maryland Community Development Administration (Department of Housing & Community Development) Revenue	4.000%	9/1/49		11,120	12,190
	Maryland Department of Transportation Revenue	5.000%	10/1/25		8,000	9,687
	Maryland Department of Transportation Revenue	3.000%	10/1/29		7,500	8,063
	Maryland Department of Transportation Revenue	4.000%	12/1/32		3,650	4,166
	Maryland GO	5.000%	8/1/24		6,730	7,905
	Maryland GO	5.000%	3/15/25		4,715	5,638
	Maryland GO	4.000%	8/1/25		5,325	6,141
	Maryland GO	5.000%	8/1/25		17,000	20,545
	Maryland GO	5.000%	8/1/25		15,310	18,502
	Maryland GO	5.000%	8/1/25		3,355	4,055
	Maryland GO	4.000%	6/1/29		25,000	27,816
	Maryland GO	5.000%	3/15/31		20,000	25,258
	Maryland GO	4.000%	3/15/33		25,020	29,471
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/38		10,000	11,047
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	7.000%	7/1/22	(ETM)	6,460	7,222
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/48		7,000	7,597
3	Montgomery County MD GO	5.000%	11/1/26		15,500	19,286
	Montgomery County MD GO	4.000%	12/1/34		15,000	16,352
	Montgomery County MD GO	3.750%	11/1/38		16,500	18,056
	Prince George MD Consolidated Public Improvement GO	5.000%	7/15/27		10,250	12,954
	Prince George MD Consolidated Public Improvement GO	3.000%	7/15/33		4,590	4,874
	Prince George MD Consolidated Public Improvement GO	3.000%	7/15/34		2,000	2,114
	Prince Georges County MD GO	5.000%	7/15/33		20,250	25,584
	Prince Georges County MD GO	5.000%	7/15/34		18,740	23,621
	Prince Georges County MD GO	5.000%	10/1/43		15,780	19,235

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University System of Maryland Revenue	5.000%	4/1/30		6,180	7,851
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/32		5,000	6,318
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/32		14,725	17,000
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47		9,520	10,546
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34		7,315	8,048
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/43		3,000	3,364
					448,322
Massachusetts (3.1%)
Harvard MA GO	3.000%	8/15/34		1,265	1,336
Harvard MA GO	3.000%	8/15/36		1,260	1,319
Harvard MA GO	3.000%	8/15/37		1,210	1,262
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21		3,860	4,050
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33		2,390	2,663
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,055	2,471
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		5,000	5,594
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33		3,205	3,729
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/30		2,770	3,436
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		7,500	8,847
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		2,500	2,937
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42		4,800	5,589
Massachusetts Development Finance Agency Revenue (Emmanuel College)	4.000%	10/1/46		4,845	5,088
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33		24,745	30,252
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38		2,000	2,260
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46		3,000	3,383
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		6,695	7,809
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42		5,000	5,462
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/43		3,015	3,533
Massachusetts Federal Highway Revenue	5.000%	6/15/26		2,835	3,401
Massachusetts GO	5.000%	5/1/26		10,000	12,296
Massachusetts GO	5.000%	5/1/30		11,650	13,440
Massachusetts GO	4.000%	9/1/31		12,500	14,230
Massachusetts GO	5.000%	5/1/32		11,000	12,645
Massachusetts GO	4.000%	9/1/32		7,620	8,652
Massachusetts GO	5.000%	5/1/33		11,000	12,636
Massachusetts GO	3.000%	11/1/35		3,000	3,127
Massachusetts GO	5.000%	8/1/36		9,855	10,451
Massachusetts GO	5.000%	1/1/38		5,200	6,359
Massachusetts GO	5.000%	7/1/40		1,250	1,459
Massachusetts GO	5.000%	11/1/42		4,500	5,437
Massachusetts GO	5.000%	11/1/46		3,000	3,606
Massachusetts GO	4.000%	5/1/48		10,000	11,101
Massachusetts GO	5.000%	9/1/48		15,000	18,264
Massachusetts Housing Finance Agency Revenue	3.500%	12/1/54		7,530	7,685
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/24		500	579
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/25		750	893
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/26		1,640	2,001
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		10,100	11,112
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		8,800	9,866
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32		15,000	17,477
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35		3,000	3,226
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/36		5,000	5,891
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/44		7,480	9,209
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		3,000	3,573
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		7,500	9,231
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49		27,000	31,598
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27	(14)	7,190	9,121
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	180	192
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	820	873
Massachusetts Water Resources Authority Revenue	5.000%	8/1/32		9,745	11,845
Massachusetts Water Resources Authority Revenue	5.000%	8/1/32		5,640	6,855
Massachusetts Water Resources Authority Revenue	5.000%	8/1/33		2,000	2,428
Massachusetts Water Resources Authority Revenue	5.000%	8/1/33		1,145	1,450
Massachusetts Water Resources Authority Revenue	5.000%	8/1/34		4,000	5,050
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		3,500	4,406
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		4,500	4,789
Shrewsbury MA GO	3.000%	7/15/34		2,280	2,406
Shrewsbury MA GO	3.000%	7/15/35		2,320	2,441
Springfield MA GO	3.000%	3/1/33	(4)	1,080	1,132
Tewksbury MA GO	3.000%	6/1/32		2,720	2,868
Tewksbury MA GO	3.000%	6/1/34		2,720	2,855

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Massachusetts Building Authority Revenue	5.000%	5/1/35		2,000	2,547
University of Massachusetts Building Authority Revenue	5.000%	5/1/36		3,400	4,313
University of Massachusetts Building Authority Revenue	5.000%	5/1/37		3,200	4,045
University of Massachusetts Building Authority Revenue	5.000%	5/1/38		3,000	3,780
University of Massachusetts Building Authority Revenue	5.000%	5/1/39		2,000	2,513
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		3,000	3,297
					429,671
Michigan (2.6%)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		1,000	1,085
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26	(4)	2,500	2,721
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/43	(4)	2,250	2,652
East Lansing MI School District GO	5.000%	5/1/39		1,000	1,192
East Lansing MI School District GO	5.000%	5/1/42		2,000	2,364
Eastern Michigan University Revenue	5.000%	3/1/33	(15)	1,090	1,311
Eastern Michigan University Revenue	5.000%	3/1/36	(15)	1,055	1,260
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	10,000	10,951
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		20,000	23,315
Jackson MI Public School District GO	5.000%	5/1/31		1,000	1,240
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		17,330	19,457
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/41		3,300	3,856
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/45		3,000	3,496
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/22	(Prere.)	10,840	11,726
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42		8,345	9,946
Michigan Building Authority Revenue	5.000%	4/15/29		3,070	3,676
Michigan Building Authority Revenue	5.000%	10/15/29		1,560	1,766
Michigan Building Authority Revenue	5.000%	4/15/31		12,020	14,226
Michigan Building Authority Revenue	5.000%	10/15/33		2,215	2,667
Michigan Building Authority Revenue	5.000%	4/15/35		1,420	1,809
Michigan Building Authority Revenue	5.000%	4/15/38		2,015	2,358
Michigan Building Authority Revenue	5.000%	4/15/41		1,975	2,333
Michigan Building Authority Revenue	5.000%	10/15/45		4,900	5,719
Michigan Building Authority Revenue	5.250%	10/15/47		2,000	2,258
Michigan Building Authority Revenue	5.000%	10/15/51		8,000	9,334
Michigan Finance Authority Revenue	5.000%	10/1/39		13,195	15,071
Michigan Finance Authority Revenue	5.000%	11/1/43		6,000	7,248
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		500	591
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	(4)	3,000	3,555
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		1,000	1,175
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		5,000	5,726
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(14)	2,210	2,520
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		7,500	8,540
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	(14)	1,165	1,327
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		3,670	3,939
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33		4,000	4,655
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38		13,500	15,546
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39		6,000	6,717
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/27		10,070	12,435
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32		4,395	5,601
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		2,345	2,616
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42		1,875	2,240
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/47		4,000	4,349
Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		5,000	5,870
Michigan GO	4.000%	5/1/29		17,425	20,168
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/19	(Prere.)	5,000	5,007
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48		2,300	2,471
Michigan Housing Development Authority Revenue	3.000%	10/1/32		1,000	1,026
Michigan State University Revenue	5.000%	8/15/27		1,060	1,199
Michigan State University Revenue	4.000%	2/15/44		5,000	5,658
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40		5,500	6,440
Rochester MI Community School District GO	3.000%	5/1/33		1,000	1,058
Rockford MI Public Schools GO	5.000%	5/1/44		1,225	1,428
Royal Oak MI GO	5.000%	4/1/43		2,600	3,141
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39		8,245	9,241
Southfield MI GO	3.000%	5/1/33		1,000	1,047
University of Michigan Revenue	5.000%	4/1/33		2,000	2,578
University of Michigan Revenue	5.000%	4/1/34		1,000	1,286
University of Michigan Revenue	5.000%	4/1/35		3,520	4,514
University of Michigan Revenue	5.000%	4/1/36		2,500	3,197
Wayne County MI Airport Authority Revenue	5.000%	12/1/42		2,520	2,998
Wayne County MI Airport Authority Revenue	5.000%	12/1/45		5,000	5,771
Wayne County MI Airport Authority Revenue	5.000%	12/1/47		3,500	4,141

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	(15)	3,000	3,431
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40		2,890	3,349
Wayne State University Michigan Revenue	5.000%	11/15/35		1,100	1,279
Wayne State University Michigan Revenue	5.000%	11/15/38		2,220	2,564
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27		3,675	4,469
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28		3,705	4,492
					354,392
Minnesota (1.5%)
Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48		5,000	5,514
Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/58		6,250	7,267
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26		2,200	2,632
Duluth MN Independent School District No. 709 COP	4.000%	2/1/27		1,200	1,340
Hastings MN Independent School District No. 200 GO	0.000%	2/1/29		3,515	2,886
Hennepin County MN GO	5.000%	12/15/34		10,675	13,604
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/48		5,000	5,477
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29		11,120	12,025
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30		11,505	12,432
Minnesota COP	5.000%	6/1/31		3,730	4,305
Minnesota GO	5.000%	8/1/24		1,230	1,447
Minnesota GO	5.000%	8/1/24		2,225	2,617
Minnesota GO	5.000%	10/1/24		7,690	9,089
Minnesota GO	5.000%	8/1/25		5,545	6,511
Minnesota GO	5.000%	8/1/26		3,000	3,616
Minnesota GO	5.000%	8/1/31		7,235	9,248
Minnesota GO	5.000%	8/1/34		18,000	21,345
Minnesota GO	5.000%	8/1/34		10,015	12,699
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/34		400	449
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/35		400	448
Prior Lake-Savage MN Independent School District No. 719 GO	0.000%	2/1/29		5,690	4,653
Rochester MN Electric Utility Revenue	5.000%	12/1/42		3,660	4,336
Rochester MN Electric Utility Revenue	5.000%	12/1/47		1,990	2,351
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33		5,000	6,868
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34		10,000	13,864
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35		2,500	3,492
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/48		5,000	6,065
St. Cloud MN Health Care Revenue (CentraCare Health System)	4.000%	5/1/49		4,000	4,410
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/43		3,480	3,809
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/47		5,000	5,923
University of Minnesota Revenue	5.000%	4/1/36		1,825	2,182
Virginia MN Independent School District No. 706 GO	3.000%	2/1/34		2,790	2,950
Virginia MN Independent School District No. 706 GO	3.000%	2/1/35		2,465	2,594
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/49		5,085	6,197
					204,645
Mississippi (0.2%)
Jackson MS Public School District GO	5.000%	4/1/28		1,970	2,344
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41		5,000	5,642
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/23	(Prere.)	2,500	2,876
S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction & Refunding Project)	5.000%	3/1/23	(Prere.)	14,490	16,315
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		4,750	5,113
					32,290
Missouri (1.4%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/44		4,670	5,122
Columbia MO Water & Electric System Revenue	3.000%	10/1/32	(4)	4,425	4,621
Columbia MO Water & Electric System Revenue	3.000%	10/1/33	(4)	4,580	4,770
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33		5,000	5,482
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30		5,205	6,033
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		10,130	11,726
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35		1,520	1,733
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36		2,500	2,842
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37		1,250	1,416
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38		2,500	2,822
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29		2,755	3,224
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30		6,905	8,067
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40		6,750	7,696
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39		3,150	3,497
Little Blue Valley MO Sewer District Revenue	4.000%	9/1/32		3,370	3,859

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/35		3,705	3,852
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/31		4,320	5,353
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/46		3,130	3,683
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/45		1,500	1,599
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/54		8,125	8,809
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/48		12,500	14,749
	Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34		5,000	5,464
	Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39		5,010	5,399
	Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/40		5,515	6,117
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/42		5,000	5,373
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/42		5,000	5,948
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/49		10,000	10,811
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37		14,950	15,996
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/44		1,760	2,158
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/49		1,500	1,829
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30		3,380	3,999
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31		2,000	2,361
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45		10,000	11,599
						188,009
Montana (0.2%)
	Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31		3,540	3,744
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33		1,685	1,906
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34		1,505	1,699
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35		1,050	1,182
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36		910	1,022
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/48		9,230	10,953
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/41		2,650	3,067
						23,573
Multiple States (0.1%)
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36		3,941	4,394
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.470%	11/1/19		7,855	7,855
						12,249
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20		5,000	5,192
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28		4,100	5,014
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36		2,500	3,319
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		10,000	11,140
	Douglas County NE GO	4.000%	12/15/29		2,000	2,384
	Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/34		1,000	1,199
	Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/35		2,000	2,393
	Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/37		1,000	1,189
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/45		2,500	2,836
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/31		10,625	12,215
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/36		1,010	1,245
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37		6,000	6,704
	University of Nebraska Student Fee Revenue	5.000%	1/1/22	(Prere.)	5,000	5,365
						60,195
Nevada (0.7%)
	Clark County NV GO	4.000%	6/1/32		4,000	4,576
	Clark County NV School District GO	4.000%	6/15/32	(4)	11,365	12,794
	Clark County NV School District GO	4.000%	12/1/39		23,100	26,050
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/43		15,000	17,948
	Las Vegas NV GO	4.000%	9/1/32		8,860	9,932
	Las Vegas NV GO	4.000%	9/1/33		9,220	10,259
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		2,870	3,458
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33		5,000	5,663
	North Las Vegas NV GO	3.000%	6/1/31	(15)	1,845	1,943
	Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/42		7,500	9,148
						101,771
New Hampshire (0.2%)
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/34		1,375	1,468

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		7,955	8,467
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21	(Prere.)	8,000	8,524
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30		1,000	1,147
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31		640	732
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32		1,010	1,150
					21,488
New Jersey (3.2%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		5,000	5,565
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/43	(15)	2,000	2,196
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/48	(15)	2,500	2,734
Maple Shade Township NJ School District GO	3.000%	7/15/35	(4)	1,425	1,465
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/31		600	731
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/32		400	484
New Jersey Economic Development Authority Revenue	5.000%	6/15/36		2,000	2,283
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		10,000	10,951
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31	(15)	1,250	1,300
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		3,000	3,282
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	7,500	9,090
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	16,500	20,349
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		20,000	21,799
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31	(4)	1,760	2,108
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32	(4)	2,250	2,481
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34		1,000	1,119
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29		7,335	8,049
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/47		10,025	11,030
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/27		5,755	6,964
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/29		2,670	3,209
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41		3,600	4,093
New Jersey Higher Education Assistance Authority Student Loan Revenue	2.375%	12/1/29		7,000	7,065
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		225	228
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		1,000	1,182
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		2,500	2,945
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		4,200	4,926
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		2,550	2,976
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		2,550	2,976
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		7,000	8,146
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		3,045	3,560
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		7,620	8,885
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		2,920	3,398
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		5,305	6,155
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	2,795	3,096
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		3,055	3,291
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/44		2,500	2,855
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/50		5,500	6,231
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		12,000	13,176
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29		1,925	2,068
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/30		1,000	1,187
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31		2,390	2,594
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		3,745	4,383
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/34		2,310	2,697
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/36		3,785	4,045
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,300	5,815
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		7,300	8,254
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		2,500	2,914
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		10,000	10,753
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		2,500	2,843
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	8,500	9,448
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	5,000	4,368
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26		2,000	2,116
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		12,000	9,700
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		7,400	8,284
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	17,000	12,009
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	10,795	11,889
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		12,000	14,598

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		5,000	6,064
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35		17,170	19,529
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37		9,000	10,976
	New Jersey Turnpike Authority Revenue	4.000%	1/1/43		3,420	3,804
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27		2,000	2,186
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		2,000	2,392
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		1,900	2,265
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		34,385	39,132
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		21,000	23,119
	Toms River NJ Board of Education GO	3.000%	7/15/29		1,500	1,582
	Toms River NJ Board of Education GO	3.000%	7/15/30		1,500	1,574
	Toms River NJ Board of Education GO	3.000%	7/15/31		1,500	1,569
	Toms River NJ Board of Education GO	3.000%	7/15/32		1,500	1,563
						438,093
New Mexico (0.8%)
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/27		1,525	1,878
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30		1,650	2,006
	New Mexico Finance Authority Revenue	5.000%	6/15/30		1,500	1,899
	New Mexico Finance Authority Revenue	5.000%	6/15/31		2,505	3,157
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	4.000%	8/1/33		6,705	7,514
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	4.000%	8/1/34		9,860	11,024
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/42		12,025	12,954
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/44		10,100	11,532
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		45,870	53,659
						105,623
New York (13.8%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	6,000	6,062
	Hempstead NY GO	4.000%	4/1/27	(4)	6,850	7,794
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21	(Prere.)	17,785	18,829
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		10,945	11,545
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		2,025	2,447
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39		2,000	2,291
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41		3,250	3,844
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		17,000	19,304
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46		1,735	2,040
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/50	(15)	7,000	7,771
3	Metropolitan Transportation Authority NY Revenue VRDO	5.000%	11/15/24		27,500	31,931
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		3,000	3,461
	Nassau County NY GO	5.000%	7/1/32	(4)	2,740	3,420
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/32		3,000	3,229
	New York City NY GO	5.000%	8/1/24		4,650	5,450
	New York City NY GO	5.000%	8/1/31		5,000	5,321
	New York City NY GO	5.000%	10/1/31		5,120	5,632
	New York City NY GO	5.000%	3/1/32		5,000	5,570
	New York City NY GO	4.000%	8/1/32		5,000	5,633
	New York City NY GO	5.000%	8/1/32		5,000	5,321
	New York City NY GO	5.000%	8/1/32		2,170	2,747
	New York City NY GO	5.000%	10/1/32		5,260	5,783
	New York City NY GO	5.000%	10/1/32		2,000	2,566
	New York City NY GO	5.000%	8/1/33		1,000	1,262
	New York City NY GO	5.000%	10/1/33		1,770	2,263
	New York City NY GO	5.000%	4/1/34		7,000	8,668
	New York City NY GO	5.000%	12/1/34		16,310	19,677
	New York City NY GO	5.000%	8/1/35		1,500	1,593
	New York City NY GO	5.000%	10/1/35		5,020	6,136
	New York City NY GO	4.000%	8/1/36		7,640	8,500
	New York City NY GO	5.000%	8/1/37		8,600	10,218
	New York City NY GO	4.000%	10/1/37		5,840	6,709
	New York City NY GO	5.000%	10/1/37		5,000	6,075
	New York City NY GO	5.000%	12/1/38		14,545	17,356
	New York City NY GO	4.000%	8/1/40		12,340	14,052
	New York City NY GO	5.000%	8/1/43		18,880	23,385
	New York City NY GO	3.500%	4/1/46		5,110	5,366
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53		9,000	9,520
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	4.000%	11/1/43		5,800	6,210

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	4.050%	11/1/48		4,040	4,311
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20	(12)	8,400	8,360
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22	(12)	4,585	4,422
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24	(12)	9,670	8,988
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	12/15/20	(Prere.)	13,895	14,554
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	12/15/20	(Prere.)	1,500	1,574
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	10,000	10,635
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	13,775	14,650
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		6,580	6,962
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		8,000	9,605
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,500	3,813
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		9,000	10,099
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		5,000	5,737
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37		10,000	12,399
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		20,000	23,404
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43		7,105	7,426
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		5,000	5,347
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		6,320	6,856
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		5,000	5,807
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		20,025	23,890
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/48		10,000	10,989
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48		5,040	6,004
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49		7,285	8,143
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		2,085	2,641
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		5,000	5,495
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		14,000	14,874
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		800	878
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		4,320	5,424
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,308
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,010	6,270
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		5,100	6,358
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		9,550	11,857
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		10,000	10,915
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		2,750	2,931
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		10,500	11,838
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		8,000	9,303
New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49		5,000	5,022
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		10,000	11,081
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30		5,000	5,866
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		17,055	20,892
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		10,000	11,681
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33		2,500	2,774
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		5,000	5,362
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		4,315	5,129
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		8,155	9,498
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		315	316
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		15,675	19,468
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		11,560	14,129
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		7,000	8,299
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		8,940	9,335
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35		10,000	11,340
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36		10,000	11,183
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36		3,280	3,893
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36		8,000	9,036
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		4,735	5,465
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37		9,000	10,204
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37		7,080	7,941
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37		6,060	6,813
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		7,135	8,199
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37		4,500	5,163
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38		6,290	7,053
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		4,530	5,175
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39		15,875	16,433
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40		6,875	8,090
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41		23,000	26,552
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/41		5,010	5,623
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42		4,500	4,821
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		10,510	11,746
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42		10,015	11,109
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/43		5,000	5,537

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/38		10,000	12,313
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/37		25,790	32,374
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		5,150	6,422
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		10,030	12,268
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		8,000	9,035
	New York Convention Center Development Corp. Revenue	0.000%	11/15/40		3,500	1,921
	New York Convention Center Development Corp. Revenue	0.000%	11/15/43		2,500	1,224
	New York Convention Center Development Corp. Revenue	5.000%	11/15/45		5,130	5,979
	New York Convention Center Development Corp. Revenue	0.000%	11/15/47		6,180	2,614
4	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		14,365	14,589
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		3,000	3,220
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		7,550	8,048
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		18,500	20,124
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		10,250	13,974
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	7,500	7,828
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	4,675	5,076
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,325	1,439
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	4,500	5,040
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,000	5,686
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	11,935	13,574
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,105	1,329
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		4,750	5,224
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		6,000	6,963
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		6,030	6,982
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31		10,000	11,975
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,400	5,987
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37		11,105	12,724
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		5,000	5,538
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40		4,000	4,577
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45		7,000	7,965
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		4,625	5,450
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,500	6,543
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		3,000	3,587
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19	(Prere.)	3,750	3,755
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	5,000	5,404
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	3,000	3,242
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	2,000	2,167
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28		10,250	11,392
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29		11,530	14,466
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32		18,285	22,712
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		12,925	13,734
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	(Prere.)	3,000	3,242
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38		10,035	11,257
	New York State Dormitory Authority Revenue	3.000%	10/1/31		5,465	5,746
	New York State Dormitory Authority Revenue	3.000%	10/1/32		5,065	5,290
	New York State Dormitory Authority Revenue	5.000%	10/1/32		5,000	6,071
	New York State Dormitory Authority Revenue	5.000%	10/1/33		3,000	3,634
	New York State Dormitory Authority Revenue	5.000%	7/1/38		2,900	3,620
	New York State Dormitory Authority Revenue	4.000%	3/15/48		29,000	32,292
	New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27	(14)	10,000	12,023
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		2,300	2,515
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/38		6,365	8,106
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	(ETM)	5	5
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		26,330	29,272
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/31		7,000	7,686
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		9,120	9,868
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		7,410	8,910
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	10,833
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		22,000	23,077
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36		10,000	11,300
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		10,000	12,040
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		2,250	2,420
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		10,000	11,922
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		7,500	8,524
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		20,000	23,037
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/43		5,000	6,142
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44		20,000	22,231
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/44		10,000	12,263
	New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20	(Prere.)	5,000	5,160
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/28	(Prere.)	5	6
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		10,005	12,716

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		10,000	12,191
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		14,340	18,131
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		1,300	1,538
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		3,805	4,666
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		5,000	6,112
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		10,705	13,094
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		22,110	27,314
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39		18,000	21,556
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40		5,000	6,080
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		5,860	6,638
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		3,500	3,705
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43		5,000	5,566
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69		10,000	10,099
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69		10,000	10,094
New York State Thruway Authority Revenue	4.000%	1/1/39		3,750	4,257
New York State Thruway Authority Revenue	4.000%	1/1/50		3,750	4,158
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		6,265	6,813
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		5,050	6,122
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		11,170	12,480
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		5,835	6,695
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	11,163
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43		5,000	5,662
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28		4,000	4,818
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31		2,000	2,392
Port Authority of New York & New Jersey Revenue	4.000%	9/1/37		5,100	5,923
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		10,000	10,476
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		5,500	6,663
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35		6,020	7,085
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21	(ETM)	3,700	3,782
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29		6,710	8,166
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		7,000	8,456
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		14,500	17,564
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37		7,500	8,295
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37		19,000	22,626
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46		9,835	11,040
					1,910,368
North Carolina (1.1%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/47		5,350	6,457
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28		1,500	1,788
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28		1,110	1,351
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30		1,000	1,211
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32		1,825	2,191
Cabarrus County NC Installment Financing Contract Revenue	4.000%	6/1/34		1,000	1,132
Charlotte NC Airport Revenue	5.000%	7/1/36		2,000	2,113
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	4.000%	1/15/39		5,000	5,502
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/30		2,445	3,090
Fayetteville NC Public Works Commission Revenue	4.000%	3/1/31		2,655	3,091
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/31		3,075	3,377
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55		3,000	3,488
North Carolina GAN	5.000%	3/1/27		4,500	5,307
North Carolina GAN	5.000%	3/1/28		20,020	23,536
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/22	(Prere.)	580	636
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29		3,025	3,093
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	5.000%	7/1/45		3,650	3,915
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.375%	10/1/45		10,000	11,004
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/37		1,100	1,227
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/42		1,155	1,280
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/47		2,500	2,762
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31		12,025	14,322
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		8,125	8,884

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Turnpike Authority Revenue	4.000%	1/1/41	(4)	10,000	11,058
Union County NC Enterprise System Revenue	3.000%	6/1/35		1,315	1,383
Union County NC Enterprise System Revenue	3.000%	6/1/36		1,345	1,411
University of North Carolina at Charlotte Revenue	4.000%	10/1/36		1,130	1,268
University of North Carolina at Charlotte Revenue	4.000%	10/1/37		1,105	1,236
University of North Carolina at Greensboro Revenue	4.000%	4/1/33		1,750	2,000
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/46		5,000	5,787
Wake County NC GO	5.000%	3/1/25		850	1,016
Wake County NC Limited Obligation Revenue	5.000%	9/1/24		2,000	2,351
Wake County NC Public Improvement GO	5.000%	3/1/25		7,950	9,506
Wake County NC Public Improvement GO	5.000%	4/1/25		1,850	2,217
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30		1,610	1,843
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31		1,500	1,710
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32		2,000	2,267
					155,810
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/48		4,000	4,507
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/53		5,000	5,607
					10,114
Ohio (3.8%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/46		18,000	21,075
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	10,000	10,331
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		1,300	1,391
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36		2,250	2,485
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		3,750	4,128
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		7,600	8,331
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22	(Prere.)	4,000	4,339
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36		2,520	3,050
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55		6,000	7,190
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/33		2,050	2,249
Brunswick OH City School District GO	5.250%	12/1/48		4,000	4,487
Brunswick OH City School District GO	5.250%	12/1/53		8,200	9,166
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		5,490	5,855
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,262
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		8,810	10,107
Cleveland OH Water Revenue	4.000%	1/1/31		1,355	1,478
Cleveland OH Water Revenue	4.000%	1/1/32		1,500	1,627
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33		3,510	3,969
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34		3,690	4,167
Columbus OH City School District GO	5.000%	12/1/42		8,000	9,541
Columbus OH GO	4.000%	8/15/25		1,335	1,538
Columbus OH GO	4.000%	4/1/30		10,000	11,529
Cuyahoga County OH GO	3.000%	12/1/35		2,000	2,089
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		14,500	16,391
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.750%	2/15/47		10,100	10,885
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		2,000	2,295
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		3,000	3,490
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		5,000	5,799
Cuyahoga OH Community College District GO	4.000%	12/1/34		3,000	3,352
Euclid OH City School District GO	4.750%	1/15/54		2,685	3,027
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29		2,235	2,593
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38		11,975	13,613
Franklin County OH Hospital Facilities Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/48		5,000	7,339
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47		7,800	8,612
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47		2,380	2,823
Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/33		1,850	1,939
Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/34		1,000	1,042
Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/35		1,000	1,038
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		30,000	35,171
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32		4,700	5,295
Highland OH Local School District GO	5.250%	12/1/54		3,000	3,342
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		10,000	11,625
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	1,875	2,017
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	1,155	1,248
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	2,135	2,307
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	3,220	3,527
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29		3,395	3,569
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		7,250	8,384

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/42	2,830	3,028
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/45	1,500	1,597
North Royalton OH City School District GO	4.000%	12/1/32	600	662
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/34	2,000	2,116
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/35	2,435	2,561
Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/36	4,250	4,946
Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/37	6,250	7,247
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49	5,000	5,709
Ohio GO	5.000%	5/1/26	12,310	15,119
Ohio GO	5.000%	6/15/30	9,070	10,939
Ohio GO	5.000%	2/1/32	10,000	11,972
Ohio GO	5.000%	2/1/34	8,515	10,143
Ohio GO	5.000%	2/1/36	9,885	11,728
Ohio Higher Educational Facility Commission Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,352
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43	5,000	5,614
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46	16,070	17,962
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	1,750	1,863
Ohio Infrastructure Improvement GO	5.000%	9/1/36	12,030	13,653
Ohio Infrastructure Improvement GO	5.000%	9/1/37	9,650	10,930
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	7,808
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30	7,570	8,671
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31	19,600	22,270
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	4,965	5,464
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28	2,000	2,508
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	25,033
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,943
				521,945
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34	2,000	2,236
Oklahoma City OK GO	4.000%	3/1/31	3,985	4,598
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/38	5,500	6,551
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,606
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,105	5,709
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47	5,010	5,902
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	9,811
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/30	12,575	14,186
				54,599
Oregon (1.2%)
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,400	1,593
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,575	1,788
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,658
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,405
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33	1,000	1,087
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34	500	542
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35	1,000	1,081
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	5.000%	1/1/48	5,000	5,665
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	792
Lane County OR School District No. 4J (Eugene) GO	3.000%	6/15/33	3,615	3,854
Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,669
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	555	586
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,670	4,531
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	4,000	4,925
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37	6,185	7,516
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37	2,500	3,166
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/39	3,000	3,768
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	4,365	5,107
Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/41	4,700	5,253
Oregon GO	5.000%	5/1/26	1,435	1,762
Oregon GO	5.000%	5/1/31	685	865
Oregon GO	5.000%	5/1/31	1,000	1,212
Oregon GO	5.000%	5/1/31	6,400	8,251
Oregon GO	5.000%	6/1/31	645	816
Oregon GO	5.000%	5/1/32	460	579
Oregon GO	5.000%	5/1/32	3,010	3,640
Oregon GO	5.000%	6/1/32	305	385
Oregon GO	4.000%	8/1/32	3,000	3,451
Oregon GO	5.000%	5/1/33	280	351
Oregon GO	5.000%	6/1/33	390	490
Oregon GO	5.000%	5/1/34	1,280	1,603
Oregon GO	5.000%	5/1/34	8,790	11,234
Oregon GO	5.000%	6/1/34	500	627

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oregon GO	5.000%	6/1/34		6,040	7,731
	Oregon GO	5.000%	6/1/35		500	626
	Oregon GO	5.000%	8/1/35		2,040	2,517
	Oregon GO	5.000%	5/1/36		1,000	1,246
	Oregon GO	5.000%	6/1/36		685	855
	Oregon GO	5.000%	5/1/37		700	869
	Oregon GO	5.000%	6/1/37		1,560	1,943
	Oregon GO	5.000%	5/1/38		650	805
	Oregon GO	5.000%	5/1/44		4,720	5,860
	Port of Portland OR International Airport Revenue	5.000%	7/1/47		3,000	3,542
	Portland OR GO (Public Safety Projects)	5.000%	6/15/24		1,120	1,312
	Portland OR Sewer System Revenue	4.500%	5/1/32		9,475	11,016
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/43		750	864
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/48		1,000	1,147
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/53		2,500	2,858
	Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46		5,000	5,785
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29		5,020	6,268
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30		4,760	5,912
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36		3,430	3,595
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/33		2,900	3,585
						168,588
Pennsylvania (5.7%)
2	Allegheny County PA GO	5.000%	11/1/28		5,475	6,716
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		5,000	5,365
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		10,000	11,737
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		8,000	8,467
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		3,000	3,624
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		3,500	3,863
	Altoona PA Area School District GO	5.000%	12/1/39	(15)	2,000	2,323
	Altoona PA Area School District GO	5.000%	12/1/45	(15)	1,500	1,715
	Armstrong PA School District GO	4.000%	3/15/36	(15)	1,150	1,306
	Armstrong PA School District GO	4.000%	3/15/38	(15)	1,120	1,262
	Armstrong PA School District GO	4.000%	3/15/41	(15)	1,200	1,338
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36		1,855	2,157
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37		2,575	2,975
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32		3,000	3,274
	Cheltenham Township PA School District GO	5.000%	3/15/41		15,210	17,391
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/32		1,490	1,833
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/36		1,800	2,017
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42		6,000	6,594
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52		4,005	4,678
3	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		1,750	2,195
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		1,875	2,284
	Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	2,625	2,900
	Conestoga Valley PA School District GO	3.000%	2/1/34		2,050	2,110
	Conestoga Valley PA School District GO	3.000%	2/1/36		2,175	2,227
3	Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/44		7,500	8,300
	Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30		1,905	2,167
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31		825	974
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32		920	1,084
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33		2,625	3,091
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34		2,000	2,351
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35		2,160	2,535
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	4,325	4,443
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		5,600	6,629
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		5,000	5,414
	Haverford PA GO	3.600%	6/1/43		3,355	3,561
3	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/49		7,500	8,092
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36		2,000	2,337
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27		3,155	3,886
	Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50		4,000	4,371
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32		2,625	3,198
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/33		2,000	2,431

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/33		1,000	1,237
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/36		1,650	1,842
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/38		1,000	1,105
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/39		1,540	1,703
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/44		2,700	2,943
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49		6,550	7,092
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/51		4,325	5,141
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		5,000	5,575
Montgomery County PA Industrial Development Authority Revenue (Haverford School Project)	3.000%	3/1/49		3,500	3,451
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,390	2,669
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	3,000	3,350
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/37		3,100	3,437
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		6,140	6,656
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.125%	7/1/50		5,015	5,454
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		12,000	12,992
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30		13,955	16,151
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34		3,000	3,443
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35		6,660	7,466
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38		12,000	13,276
Pennsylvania GO	5.000%	7/15/28		10,000	12,658
Pennsylvania GO	4.000%	8/15/28	(4)	15,000	17,003
Pennsylvania GO	4.000%	3/1/33	(4)	10,000	11,391
Pennsylvania GO	4.000%	3/1/34	(4)	10,000	11,366
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38		4,500	5,240
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,000	1,053
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		5,160	5,306
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,100	3,344
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		3,000	3,228
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		1,500	1,613
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32		1,500	1,612
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45		2,000	2,252
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		16,870	19,231
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/32		2,750	3,098
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/33		1,555	1,748
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33		2,895	3,532
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40		8,000	9,320
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/42		4,790	4,863
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/33	(4)	1,000	1,173
Pennsylvania State University Revenue	5.000%	9/1/27		830	1,025
Pennsylvania State University Revenue	5.000%	9/1/28		1,000	1,198
Pennsylvania State University Revenue	5.000%	9/1/28		3,000	3,593
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23	(Prere.)	9,015	10,536
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23	(Prere.)	7,255	8,495
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42		1,000	1,081
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		5,000	5,401
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		5,100	6,155
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	15,990	16,036
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	6,000	6,340
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		11,325	13,555
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,555	9,015
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,815	2,166
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		4,315	5,130
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	(4)	13,000	15,634

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		11,670	12,782
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		4,000	4,986
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		2,200	2,772
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,050	6,066
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		7,000	8,793
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		14,955	17,623
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		7,500	9,405
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		4,385	5,488
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		5,000	6,121
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		12,270	14,234
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		5,025	5,743
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		5,000	6,105
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		6,400	7,348
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		16,400	18,932
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41		11,450	5,502
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		4,710	5,687
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		12,000	13,655
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		8,500	9,873
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		6,460	7,057
1	Pennsylvania Turnpike Commission Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34		3,500	3,651
1	Pennsylvania Turnpike Commission Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37		6,000	6,269
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45		6,035	6,824
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/37		5,000	5,620
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/47		6,150	6,601
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		1,115	1,342
	Philadelphia PA Gas Works Revenue	5.000%	8/1/35		1,150	1,381
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		1,700	2,037
	Philadelphia PA Gas Works Revenue	5.000%	8/1/37		1,600	1,908
	Philadelphia PA Gas Works Revenue	5.000%	8/1/42		3,700	4,358
	Philadelphia PA Gas Works Revenue	5.000%	8/1/47		7,000	8,197
	Philadelphia PA GO	5.000%	8/1/29		5,735	6,736
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		3,000	3,253
	Philadelphia PA School District GO	5.000%	9/1/25	(15)	5,500	6,519
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		10,500	11,814
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/49		7,000	8,565
	Spring Township PA GO	3.000%	11/15/33		1,020	1,074
	Spring Township PA GO	3.000%	11/15/34		1,050	1,093
	Spring Township PA GO	3.000%	11/15/35		1,085	1,122
	Spring Township PA GO	3.000%	11/15/36		1,115	1,151
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	10,000	11,811
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	2,500	2,935
	Upper St. Clair Township PA School District GO	3.250%	10/1/35		5,000	5,200
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	3,000	3,423
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	4,210	4,803
	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	3,355	3,977
	York County PA GO	4.000%	3/1/35		3,000	3,375
						787,800
Puerto Rico (0.2%)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		887	777
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		4,814	3,851
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		12,045	8,990
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		11,382	11,553
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		695	705
	Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58		3,965	4,162
						30,038
Rhode Island (0.2%)
	Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	7,355	7,909
	Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	2,520	2,710
	Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40		285	296
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35		10,000	11,254
						22,169
South Carolina (1.6%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/43		5,000	5,558
	Charleston County SC GO	4.000%	11/1/30		5,715	6,698
	Charleston County SC GO	4.000%	11/1/31		6,110	7,122
	Charleston County SC GO	4.000%	11/1/32		6,520	7,549
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/29		2,500	2,932

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/30		1,000	1,128
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32		1,400	1,566
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34		1,165	1,366
North Charleston SC Revenue	5.000%	10/1/40		7,000	8,128
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		20,000	21,770
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29		3,275	3,795
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/30		2,745	3,166
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	10,687
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/30		1,500	1,758
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/38		5,305	5,987
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47		12,600	14,512
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48		8,000	8,664
South Carolina Public Service Authority Revenue	5.000%	12/1/26		2,600	2,788
South Carolina Public Service Authority Revenue	5.000%	12/1/31		5,000	5,767
South Carolina Public Service Authority Revenue	5.000%	12/1/33		5,050	5,963
South Carolina Public Service Authority Revenue	5.000%	12/1/33		2,590	3,091
South Carolina Public Service Authority Revenue	5.000%	12/1/38		10,085	11,258
South Carolina Public Service Authority Revenue	5.000%	12/1/39		4,325	4,909
South Carolina Public Service Authority Revenue	5.000%	12/1/43		1,085	1,157
South Carolina Public Service Authority Revenue	5.125%	12/1/43		1,760	1,964
South Carolina Public Service Authority Revenue	5.000%	12/1/50		5,935	6,718
South Carolina Public Service Authority Revenue	5.500%	12/1/54		10,000	11,348
South Carolina Public Service Authority Revenue	5.250%	12/1/55		10,500	12,116
South Carolina Public Service Authority Revenue	5.000%	12/1/56		12,500	14,433
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/30		1,870	2,306
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/31		2,045	2,506
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/32		2,145	2,622
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/34		865	1,051
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/40		9,075	10,865
York County SC School District GO (Fort Mill School District No. 4)	3.000%	3/1/31		5,380	5,731
					218,979
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	4.000%	7/1/34		9,710	10,757
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35		3,020	3,493
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37		10,045	10,897
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45		1,000	1,137
					26,284
Tennessee (1.6%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	14,005	15,697
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/34		1,500	1,823
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/36		1,000	1,100
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/38		1,000	1,091
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/44		3,000	3,245
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/44		2,500	2,956
Franklin TN GO	5.000%	3/1/24		1,485	1,724
Franklin TN GO	5.000%	3/1/25		1,250	1,493
Franklin TN GO	5.000%	3/1/25		1,855	2,216
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/41		3,000	3,599
Knox County TN GO	5.000%	6/1/24		1,390	1,626
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/36		2,605	3,020
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/36		2,500	2,879
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/47		11,315	12,835
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26		10,000	12,009
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28		5,640	6,777
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		7,000	8,117
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46		6,000	6,914
Metropolitan Government of Nashville & Davidson County TN Health and Educational Facilities Revenue(Vanderbilt University Medical Center)	5.000%	7/1/48		5,000	5,797
Shelby County TN GO	3.125%	4/1/32		4,000	4,303
Shelby County TN GO	3.125%	4/1/33		4,000	4,286
Sumner County TN School & Public Improvement GO	5.000%	12/1/26		3,030	3,767
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		40,000	46,071
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		760	782
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,025	1,124
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		9,905	10,903
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		3,735	4,210

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		6,185	7,145
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		2,160	2,585
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		19,950	23,743
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		5,000	5,515
	Tennessee GO	5.000%	9/1/29		2,500	2,936
	Tennessee GO	5.000%	8/1/30		1,345	1,615
	Tennessee GO	5.000%	9/1/34		700	814
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37		435	449
	Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38		1,000	1,028
	Washington County TN GO	4.000%	6/1/29		3,260	3,725
						219,919
Texas (7.4%)
	Arlington TX GO	5.000%	8/15/26		2,795	3,439
	Arlington TX Independent School District GO	4.000%	2/15/30		2,000	2,239
	Arlington TX Special Tax Revenue	5.000%	2/15/41	(15)	6,000	6,752
	Arlington TX Special Tax Revenue	5.000%	2/15/48	(4)	7,600	9,021
	Arlington TX Special Tax Revenue	5.000%	2/15/48	(15)	15,000	16,264
	Austin TX Airport System Revenue	5.000%	11/15/41		6,725	7,947
	Austin TX Airport System Revenue	5.000%	11/15/46		11,010	12,931
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29		3,315	3,931
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31		7,140	8,441
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31		600	740
	Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/32		1,000	1,143
	Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/33		485	553
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/36		755	917
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/37		535	648
	Austin TX GO	5.000%	9/1/32		1,300	1,512
	Austin TX Independent School District GO	5.000%	8/1/26		1,425	1,708
	Austin TX Independent School District GO	5.000%	8/1/32		5,235	6,588
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/28		3,155	3,972
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/29		5,195	6,517
	Belton TX Independent School District GO	5.000%	2/15/36		2,500	2,998
	Belton TX Independent School District GO	5.000%	2/15/42		7,500	8,908
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21	(Prere.)	4,260	4,481
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	1,000	1,058
	Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21	(Prere.)	2,000	2,125
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		6,000	6,769
	Clear Creek TX Independent School District GO	5.000%	2/15/30		10,000	11,754
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,000	3,151
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28		5,000	6,288
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		8,950	10,502
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46		3,580	4,179
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28	(12)	2,125	2,130
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31		5,825	6,666
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37		5,000	5,497
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		6,445	7,084
	Denton TX Independent School District GO	5.000%	8/15/45		12,000	13,911
	El Paso County TX Community College District Revenue	5.000%	4/1/42	(4)	5,000	5,808
	El Paso TX GO	5.000%	8/15/27		3,625	4,414
	El Paso TX Independent School District GO	4.000%	8/15/33		2,500	2,816
	El Paso TX Independent School District GO	5.000%	8/15/42		10,000	11,752
	El Paso TX Water & Sewer Revenue	5.000%	3/1/30		3,545	4,342
	El Paso TX Water & Sewer Revenue	5.000%	3/1/31		1,120	1,369
	El Paso TX Water & Sewer Revenue	4.000%	3/1/35		1,750	1,970
	Friendswood TX Independent School District GO	4.000%	2/15/32		3,630	4,069
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		12,000	13,569
1	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/35		21,495	23,177
1	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/36		8,510	9,148
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/35		8,240	9,009
	Harris County TX GO	5.000%	10/1/26		3,000	3,610
	Harris County TX Sports Authority Revenue	5.000%	11/15/27	(4)	2,150	2,493
	Harris County TX Sports Authority Revenue	5.000%	11/15/28		1,465	1,672
	Harris County TX Sports Authority Revenue	5.000%	11/15/30		2,790	3,174
	Hays County TX GO	4.000%	2/15/31		2,265	2,548
	Hays County TX GO	4.000%	2/15/32		3,820	4,278
	Hays County TX GO	4.000%	2/15/32		3,135	3,562
	Hays County TX GO	4.000%	2/15/33		865	980
	Hays County TX GO	4.000%	2/15/33		3,320	3,762

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hays County TX GO	5.000%	2/15/42		4,000	4,758
Houston TX Airport System Revenue	5.000%	7/1/32		3,000	3,275
Houston TX Community College System GO	5.000%	2/15/32		2,920	3,230
Houston TX GO	5.000%	3/1/27		13,350	16,181
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	5,000	5,211
Houston TX Utility System Revenue	5.000%	5/15/28		3,105	3,591
Houston TX Utility System Revenue	5.000%	11/15/32		28,465	34,464
Houston TX Utility System Revenue	5.000%	11/15/36		3,000	3,602
Humble TX Independent School District GO	4.000%	2/15/28		10,290	11,581
Lake Travis TX Independent School District GO	4.000%	2/15/33		1,000	1,133
Lake Travis TX Independent School District GO	4.000%	2/15/34		1,015	1,147
Lamar TX Consolidated Independent School District GO	4.000%	2/15/30		10,000	11,158
Lamar TX Consolidated Independent School District GO	4.000%	2/15/31		5,000	5,556
Lamar TX Consolidated Independent School District GO	4.000%	2/15/32		6,835	7,577
Laredo TX Community College District GO	5.000%	8/1/30		2,015	2,318
Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,719
Lone Star College System Texas GO	4.000%	2/15/29		1,150	1,289
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		5,000	5,097
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30		5,070	5,816
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		3,460	3,965
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/40		5,540	6,391
Lubbock TX GO	4.000%	2/15/30		1,250	1,408
Mansfield TX Independent School District GO	5.000%	2/15/45		5,000	5,733
Marble Falls TX Independent School District GO	5.000%	8/15/26		730	901
Missouri City TX GO	4.000%	6/15/32		1,110	1,246
Nederland TX Independent School District GO	3.000%	8/15/34		1,175	1,242
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.500%	1/1/48		10,350	11,306
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/47		5,040	5,957
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46		4,870	5,212
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43		1,650	1,783
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49		1,600	1,724
New Hope TX Cultural Education Facilities Finance Corp. Revenue (CHF-Collegiate Housing Denton LLC)	5.000%	7/1/58	(4)	1,000	1,142
New Hope TX Cultural Education Facilities Finance Corp. Revenue (Collegiate Housing Denton, LLC Texas Woman’s University Housing Project)	5.000%	7/1/58	(4)	3,670	4,172
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		5,000	5,618
North Texas Municipal Water District Water System Revenue	5.000%	9/1/32		4,575	5,426
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	12,500	13,183
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	9,000	9,612
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	2,000	2,136
North Texas Tollway Authority System Revenue	6.000%	9/1/21	(Prere.)	2,500	2,715
North Texas Tollway Authority System Revenue	6.250%	2/1/23		10,000	10,115
North Texas Tollway Authority System Revenue	5.000%	1/1/30		10,000	11,661
North Texas Tollway Authority System Revenue	5.000%	1/1/32		3,000	3,475
North Texas Tollway Authority System Revenue	5.000%	1/1/33		13,675	14,682
North Texas Tollway Authority System Revenue	5.000%	1/1/34		14,355	15,412
North Texas Tollway Authority System Revenue	5.000%	1/1/38		5,900	6,500
North Texas Tollway Authority System Revenue	5.000%	1/1/39		6,500	7,711
North Texas Tollway Authority System Revenue	5.000%	1/1/43		8,125	9,733
North Texas Tollway Authority System Revenue	5.000%	1/1/43		23,900	28,165
North Texas Tollway Authority System Revenue	5.000%	1/1/48		15,110	17,707
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/23		1,000	1,106
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/24		4,325	4,778
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/25		4,520	4,981
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/26		2,250	2,476
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/27		1,845	2,029
Pasadena TX GO	4.000%	2/15/32		1,500	1,656
Round Rock TX Independent School District GO	4.000%	8/1/30		3,130	3,516

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		5,620	6,185
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		6,200	7,028
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/25		2,550	3,027
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38		3,500	3,861
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47		5,000	5,911
	San Antonio TX GO	4.000%	8/1/31		6,305	7,372
	San Antonio TX GO	4.000%	8/1/33		8,710	10,103
	San Jacinto TX Community College District GO	5.000%	2/15/29		3,860	4,637
	San Jacinto TX Community College District GO	5.000%	2/15/30		4,055	4,852
	San Jacinto TX Community College District GO	5.000%	2/15/31		2,250	2,681
	San Jacinto TX Community College District GO	5.000%	2/15/32		2,000	2,375
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/37		4,500	5,266
	Texas GO	5.000%	8/1/27		2,000	2,396
	Texas GO	4.000%	5/15/32		2,250	2,504
	Texas GO	5.000%	10/1/44		10,205	11,723
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		650	677
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		1,550	1,766
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		6,680	7,812
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25		2,665	3,191
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		2,740	2,999
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26		1,490	1,819
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		5,000	5,443
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		4,000	4,042
	Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		9,060	9,142
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		29,910	31,026
	Texas State University System Financing System Revenue	5.000%	3/15/38		3,340	3,706
	Texas State University System Financing System Revenue	5.000%	3/15/42		2,000	2,095
	Texas Transportation Commission Revenue	5.000%	8/15/41		3,815	4,104
	Texas Transportation Commission Revenue	5.000%	8/1/57		5,750	6,717
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		7,250	8,201
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		6,450	7,355
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(ETM)	555	495
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(2)	9,500	8,334
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(ETM)	50	42
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(2)	29,985	24,844
	Texas Water Development Board Revenue	5.000%	4/15/24		1,260	1,467
	Texas Water Development Board Revenue	5.000%	4/15/25		2,105	2,519
	Texas Water Development Board Revenue	5.000%	4/15/29		3,010	3,792
	Texas Water Development Board Revenue	5.000%	10/15/30		10,040	11,964
	Texas Water Development Board Revenue	4.000%	10/15/32		5,020	5,769
	Texas Water Development Board Revenue	3.000%	10/15/33		4,750	5,030
	Texas Water Development Board Revenue	4.000%	10/15/33		12,000	13,965
	Texas Water Development Board Revenue	4.000%	10/15/34		13,000	15,090
	United TX Independent School District GO	5.000%	8/15/28		2,355	2,806
	United TX Independent School District GO	5.000%	8/15/29		2,535	3,013
	University of Houston Texas Revenue	4.000%	2/15/30		4,610	5,126
	University of Houston Texas Revenue	4.000%	2/15/37		16,205	17,949
	University of North Texas Revenue	5.000%	4/15/33		3,200	3,755
	University of North Texas Revenue	5.000%	4/15/34		3,000	3,513
	University of North Texas Revenue	5.000%	4/15/36		3,000	3,503
	Ysleta TX Independent School District GO	5.000%	8/15/41		7,065	8,263
	Ysleta TX Independent School District GO	5.000%	8/15/45		10,905	12,700
	Ysleta TX Independent School District GO	5.000%	8/15/47		9,950	11,736
						1,021,255
Utah (0.5%)
3	Alpine UT School District GO	5.000%	3/15/25		2,305	2,751
	Salt Lake City UT Airport Revenue	5.000%	7/1/42		5,000	5,958
	University of Utah Revenue	4.000%	8/1/33		2,145	2,447
	University of Utah Revenue	4.000%	8/1/33		1,000	1,141
	University of Utah Revenue	4.000%	8/1/34		1,175	1,337
	University of Utah Revenue	4.000%	8/1/35		1,000	1,135
	Utah Charter Academies Inc. School Revenue	5.000%	10/15/38		720	847
	Utah Charter Academies Inc. School Revenue	5.000%	10/15/43		1,150	1,340
	Utah Charter Academies Inc. School Revenue	5.000%	10/15/48		1,200	1,391
	Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/44		625	754
	Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/49		1,150	1,382
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41		16,500	19,372
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		6,215	7,008
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38		17,325	20,245
						67,108

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Virginia (1.9%)
	Arlington County VA GO	4.000%	6/15/33		8,590	10,224
	Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/41	(4)	5,000	5,915
	Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		5,000	5,716
	Chesterfield County VA GO	5.000%	1/1/24		2,490	2,878
	Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32		1,800	2,092
	Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34		1,145	1,328
	Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/31		3,810	4,286
	Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/32		11,190	12,545
	Fairfax County VA GO	5.000%	10/1/29		11,190	14,024
	Fairfax County VA GO	5.000%	10/1/32		1,985	2,419
	Fairfax County VA Public Improvement GO	5.000%	10/1/35		2,735	3,513
	Fairfax County VA Sewer Revenue	4.000%	7/15/32		2,515	2,874
	Fairfax VA GO	4.000%	10/1/28		3,000	3,303
	Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/55		10,000	11,238
	Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/27	(Prere.)	1,725	2,180
	Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/20	(Prere.)	3,500	3,639
	Henrico County VA Water & Sewer Revenue	3.000%	5/1/34		3,445	3,668
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	5.000%	1/1/42		695	750
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	5.000%	1/1/48		1,250	1,347
	Loudoun County VA GO	4.000%	12/1/30		7,325	8,795
	Loudoun County VA GO	3.000%	12/1/31		7,535	8,117
	Loudoun County VA GO	4.000%	12/1/32		6,900	7,746
	Loudoun County VA GO	4.000%	12/1/33		6,895	7,744
	Richmond VA GO	3.375%	3/1/41		3,000	3,174
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28		1,640	1,782
	University of Virginia Revenue	5.000%	6/1/23	(Prere.)	8,000	9,082
	University of Virginia Revenue	5.000%	4/1/45		5,000	5,819
	Virginia Beach VA GO	5.000%	4/1/25		3,275	3,925
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26		2,155	2,638
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32		6,000	6,301
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/33		6,315	6,610
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/37		2,865	2,964
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/23		4,200	4,801
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	4,000	4,235
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	28,875	31,663
	Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/33		5,310	5,622
	Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/34		5,470	5,728
	Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/35		2,720	2,826
	Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30		4,000	4,648
	Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/31		4,420	5,123
	Virginia Public Building Authority Revenue	5.000%	8/1/32		9,370	11,921
	Virginia Public School Authority Revenue	3.000%	10/1/32		5,455	5,806
3	Virginia Resources Authority Infrastructure Revenue	3.000%	11/1/36		2,340	2,409
3	Virginia Resources Authority Infrastructure Revenue	3.000%	11/1/37		2,425	2,487
						255,905
Washington (0.9%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/41		13,770	16,418
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/42		2,075	2,500
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/47		3,450	4,128
	King County WA Sewer Revenue	4.000%	7/1/30		3,300	3,645
	King County WA Sewer Revenue	4.000%	7/1/31		3,320	3,644
	Port of Seattle WA Revenue	5.000%	8/1/29		10,500	11,505
	Port of Seattle WA Revenue	5.000%	6/1/30		2,000	2,041
	Port of Seattle WA Revenue	5.000%	4/1/31		3,260	3,765
	Port of Seattle WA Revenue	5.000%	4/1/32		3,425	3,948
	Port of Seattle WA Revenue	5.000%	3/1/33		4,380	5,031
	Port of Seattle WA Revenue	5.000%	4/1/34		3,665	4,212
	Port of Seattle WA Revenue	5.000%	3/1/35		3,240	3,702
	Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21	(Prere.)	2,000	2,102
	Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29		3,825	4,391
	Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40		5,000	5,837

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30		2,690	2,695
University of Washington Revenue	5.000%	7/1/34		2,000	2,182
Washington GO	5.000%	2/1/35		10,000	10,763
Washington GO	5.000%	8/1/35		2,000	2,121
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44		5,000	5,376
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33		7,500	8,237
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40		2,215	2,279
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21	(Prere.)	6,500	6,998
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/37		2,400	2,759
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/48		2,400	2,551
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/53		2,245	2,379
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/48		4,500	5,044
					130,253
West Virginia (0.5%)
Morgantown WV Combined Utility System Revenue	5.000%	12/1/41	(4)	7,000	8,224
Morgantown WV Combined Utility System Revenue	5.000%	12/1/46	(4)	6,320	7,402
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34		7,595	8,534
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,591
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44		20,000	22,263
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/51		2,500	2,698
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/52		2,500	2,921
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/29		3,000	3,796
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30		2,975	3,747
West Virginia University Revenue	5.000%	10/1/36		5,985	6,336
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30		3,000	3,479
					71,991
Wisconsin (1.7%)
Milwaukee WI GO	3.000%	4/1/32		4,820	5,022
Monona Grove WI School District Building & Improvement GO	3.000%	5/1/34	(4)	2,195	2,300
Monona Grove WI School District Building & Improvement GO	3.000%	5/1/35	(4)	4,715	4,927
Mount Pleasant WI Revenue (Village of Mount Pleasant)	5.000%	4/1/48		7,165	8,493
Wisconsin GO	5.000%	5/1/31		8,635	10,178
Wisconsin GO	5.000%	5/1/31		9,450	11,424
Wisconsin GO	5.000%	5/1/32		5,950	7,172
Wisconsin GO	5.000%	11/1/33		13,400	16,462
Wisconsin GO	5.000%	5/1/36		5,000	5,852
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/20	(Prere.)	6,785	6,942
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/35		1,440	1,622
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/36		1,600	1,794
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/37		5,000	5,586
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20	(Prere.)	2,270	2,338
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20	(Prere.)	3,880	3,996
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42		4,000	4,662
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/36		15,000	16,495
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/39		5,000	5,461
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20	(Prere.)	12,110	12,349
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/42		10,000	10,882
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31		5,145	6,232
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32		2,380	2,871
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/42		20,690	22,216
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48		6,120	7,167
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		3,260	3,567
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31		1,000	1,114
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32		1,080	1,200
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33		1,385	1,536
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34		1,570	1,738
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	4.000%	2/15/34		5,630	6,113
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	4.000%	2/15/35		5,055	5,470

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41		15,000	17,573
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/48		1,530	1,735
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/55		4,135	4,657
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	2,815	3,092
Wisconsin Transportation Revenue	5.000%	7/1/36		2,130	2,449
Wisconsin Transportation Revenue	5.000%	7/1/37		2,000	2,296
					234,983
Total Tax-Exempt Municipal Bonds (Cost $12,523,490)					13,383,143

			Shares
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
6	Vanguard Municipal Cash Management Fund (Cost $396,815)	1.198%	3,967,847	396,825
Total Investments (99.8%) (Cost $12,920,305)				13,779,968

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	645
Receivables for Investment Securities Sold	3,010
Receivables for Accrued Income	163,907
Receivables for Capital Shares Issued	9,611
Variation Margin Receivable—Futures Contracts	483
Other Assets	440
Total Other Assets	178,096
Liabilities
Payables for Investment Securities Purchased	(129,861)
Payables for Capital Shares Redeemed	(7,707)
Payables for Distributions	(11,652)
Payables to Vanguard	(5,373)
Variation Margin Payable—Futures Contracts	(106)
Other Liabilities	(2)
Total Liabilities	(154,701)
Net Assets (100%)	13,803,363

Long-Term Tax-Exempt Fund

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	12,889,640
Total Distributable Earnings (Loss)	913,723
Net Assets	13,803,363

Investor Shares—Net Assets
Applicable to 81,744,126 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	976,928
Net Asset Value Per Share—Investor Shares	$11.95

Admiral Shares—Net Assets
Applicable to 1,073,246,291 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,826,435
Net Asset Value Per Share—Admiral Shares	$11.95

•	See Note A in Notes to Financial Statements.
1	Step bond.
2	Securities with a value of $1,209,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $39,146,000, representing 0.3% of net assets.

5

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6

Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	674	145,315	62
5-Year U.S. Treasury Note	December 2019	553	65,919	(14)
				48

Short Futures Contracts
30-Year U.S. Treasury Bond	December 2019	(52)	(8,392)	(149)
				(101)

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Interest[1]	437,647
Total Income	437,647
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,809
Management and Administrative—Investor Shares	1,238
Management and Administrative—Admiral Shares	8,192
Marketing and Distribution—Investor Shares	109
Marketing and Distribution—Admiral Shares	637
Custodian Fees	35
Auditing Fees	34
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—Admiral Shares	128
Trustees’ Fees and Expenses	6
Total Expenses	12,245
Net Investment Income	425,402
Realized Net Gain (Loss)
Investment Securities Sold[1]	62,333
Futures Contracts	(4,743)
Realized Net Gain (Loss)	57,590
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	805,965
Futures Contracts	(574)
Change in Unrealized Appreciation (Depreciation)	805,391
Net Increase (Decrease) in Net Assets Resulting from Operations	1,288,383

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $314,000 and $948,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	425,402	405,011
Realized Net Gain (Loss)	57,590	10,202
Change in Unrealized Appreciation (Depreciation)	805,391	(478,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,288,383	(63,244)
Distributions
Net Investment Income
Investor Shares	(29,312)	(31,812)
Admiral Shares	(395,324)	(372,962)
Realized Capital Gain[1]
Investor Shares	(422)	(2,593)
Admiral Shares	(5,545)	(26,879)
Total Distributions	(430,603)	(434,246)
Capital Share Transactions
Investor Shares	62,993	(87,158)
Admiral Shares	1,203,639	1,335,938
Net Increase (Decrease) from Capital Share Transactions	1,266,632	1,248,780
Total Increase (Decrease)	2,124,412	751,290
Net Assets
Beginning of Period	11,678,951	10,927,661
End of Period	13,803,363	11,678,951

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,688,000, ($13,000), and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.16	$11.65	$11.83	$11.64	$11.73
Investment Operations
Net Investment Income	.379[1]	.393[1]	.403[1]	.418	.430
Net Realized and Unrealized Gain (Loss) on Investments	.796	(.459)	(.143)	.206	(.063)
Total from Investment Operations	1.175	(.066)	.260	.624	.367
Distributions
Dividends from Net Investment Income	(.379)	(.393)	(.402)	(.418)	(.430)
Distributions from Realized Capital Gains	(.006)	(.031)	(.038)	(.016)	(.027)
Total Distributions	(.385)	(.424)	(.440)	(.434)	(.457)
Net Asset Value, End of Period	$11.95	$11.16	$11.65	$11.83	$11.64

Total Return[2]	10.66%	-0.59%	2.31%	5.39%	3.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$977	$853	$980	$1,007	$928
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.25%	3.44%	3.49%	3.52%	3.69%
Portfolio Turnover Rate	16%	16%	19%	13%	18%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.16	$11.65	$11.83	$11.64	$11.73
Investment Operations
Net Investment Income	.388[1]	.402[1]	.415[1]	.430	.439
Net Realized and Unrealized Gain (Loss) on Investments	.796	(.459)	(.143)	.206	(.063)
Total from Investment Operations	1.184	(.057)	.272	.636	.376
Distributions
Dividends from Net Investment Income	(.388)	(.402)	(.414)	(.430)	(.439)
Distributions from Realized Capital Gains	(.006)	(.031)	(.038)	(.016)	(.027)
Total Distributions	(.394)	(.433)	(.452)	(.446)	(.466)
Net Asset Value, End of Period	$11.95	$11.16	$11.65	$11.83	$11.64

Total Return[2]	10.75%	-0.51%	2.42%	5.50%	3.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,826	$10,825	$9,947	$9,238	$8,088
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.33%	3.52%	3.59%	3.62%	3.77%
Portfolio Turnover Rate	16%	16%	19%	13%	18%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $645,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,383,143	—
Temporary Cash Investments	396,825	—	—
Futures Contracts—Assets[1]	483	—	—
Futures Contracts—Liabilities[1]	(106)	—	—
Total	397,202	13,383,143	—

1 Represents variation margin on the last day of the reporting period.

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,792
Total Distributable Earnings (Loss)	(1,792)

Long-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	23,884
Undistributed Tax-Exempt Income	16,354
Undistributed Long-Term Gains	37,734
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	852,055

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	12,927,912
Gross Unrealized Appreciation	856,878
Gross Unrealized Depreciation	(4,823)
Net Unrealized Appreciation (Depreciation)	852,055

E.   During the year ended October 31, 2019, the fund purchased $3,184,322,000 of investment securities and sold $1,974,514,000 of investment securities, other than temporary cash investments.

F.   Capital share transactions for each class of shares were:

	Year Ended October 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	227,686	19,508	145,879	12,720
Issued in Lieu of Cash Distributions	24,299	2,079	28,002	2,449
Redeemed	(188,992)	(16,335)	(261,039)	(22,829)
Net Increase (Decrease)—Investor Shares	62,993	5,252	(87,158)	(7,660)
Admiral Shares
Issued	2,807,628	242,540	3,112,340	272,703
Issued in Lieu of Cash Distributions	267,351	22,878	268,301	23,483
Redeemed	(1,871,340)	(162,404)	(2,044,703)	(179,726)
Net Increase (Decrease)—Admiral Shares	1,203,639	103,014	1,335,938	116,460

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009–October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2019			of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	10.81%	4.68%	5.40%	$16,915
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	15,388

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Admiral Shares	10.90%	4.77%	5.49%	$85,286
Bloomberg Barclays Municipal Bond Index	9.42	3.55	4.40	76,939

See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Largest Area Concentrations

As of October 31, 2019

California	9.1%
Illinois	9.0
New York	8.6
Pennsylvania	6.7
Texas	6.7
New Jersey	6.4
Florida	5.7
Michigan	3.2
Colorado	2.8
Massachusetts	2.5
Top Ten	60.7%

The table shows the percentage of net assets, excluding any futures contracts.

High-Yield Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (95.8%)
Alabama (1.1%)
	Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	3,000	3,130
	Birmingham AL GO	5.000%	3/1/37		2,500	2,752
	Birmingham AL GO	5.000%	3/1/40		3,000	3,437
	Birmingham AL GO	5.000%	3/1/45		4,000	4,552
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		19,490	21,833
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		3,000	3,179
	Houston County AL Health Care Authority Revenue	5.000%	10/1/30		6,785	7,838
	Jefferson County AL Revenue	5.000%	9/15/26		3,200	3,889
	Jefferson County AL Revenue	5.000%	9/15/31		7,500	9,054
	Jefferson County AL Revenue	5.000%	9/15/35		2,750	3,287
	Jefferson County AL Sewer Revenue	6.000%	10/1/42		3,750	4,446
	Jefferson County AL Sewer Revenue	7.000%	10/1/51		34,230	41,772
	Jefferson County AL Sewer Revenue	6.500%	10/1/53		24,250	29,101
1	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/2023	0.000%	10/1/38	(4)	7,500	7,321
	Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36		2,820	3,186
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		4,000	4,305
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		1,105	1,192
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project)	4.500%	5/1/32		2,500	2,753
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project)	5.250%	5/1/44		10,000	11,508
	UAB Medicine Finance Authority AL Revenue	5.000%	9/1/31		575	736
	UAB Medicine Finance Authority AL Revenue	5.000%	9/1/32		1,800	2,286
	UAB Medicine Finance Authority AL Revenue	5.000%	9/1/33		1,865	2,358
	UAB Medicine Finance Authority AL Revenue	5.000%	9/1/34		1,000	1,263
	UAB Medicine Finance Authority AL Revenue	5.000%	9/1/35		1,000	1,259
	UAB Medicine Finance Authority AL Revenue	5.000%	9/1/41		1,845	2,174
						178,611
Alaska (0.1%)
	Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,105	6,510
	Anchorage AK Electric Utility Revenue	5.000%	12/1/35		5,000	5,807
	Anchorage AK Electric Utility Revenue	5.000%	12/1/36		5,000	5,805
	Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		420	421
						18,543
American Samoa (0.0%)
	American Samoa Economic Development Authority Revenue	7.125%	9/1/38		3,000	3,370

Arizona (1.1%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/43		3,000	3,602
	Arizona COP	5.000%	10/1/25		13,500	16,330
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34		8,250	8,831
	Arizona Industrial Development Authority Revenue (Doral Academy of Nevada)	5.000%	7/15/39		1,325	1,455
	Arizona Industrial Development Authority Revenue (Doral Academy of Nevada)	5.000%	7/15/49		1,675	1,818
	Arizona Industrial Development Authority Revenue (Lone Mountain Campus Project)	5.000%	12/15/39		400	444
	Arizona Industrial Development Authority Revenue (Lone Mountain Campus Project)	5.000%	12/15/49		700	767
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/44	(15)	1,250	1,345
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/49	(15)	1,375	1,628
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/54	(15)	2,000	2,357
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/58	(15)	1,500	1,755
	Chandler AZ Industrial Development Authority Revenue (Intel Corp.) PUT	5.000%	6/3/24		40,035	45,918
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/36		2,195	2,372
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/40		2,500	2,684
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/45		1,000	1,066
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/53		6,370	6,794
	Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/33		250	272

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/38		750	806
	Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/48		2,430	2,579
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/38		1,600	1,895
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33		1,000	1,205
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/34		1,260	1,516
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		1,700	2,045
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36		2,205	2,646
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33		5,925	6,830
	Pima County AZ Community College District Revenue	4.000%	7/1/37		1,000	1,138
	Pima County AZ Community College District Revenue	4.000%	7/1/38		1,000	1,135
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.125%	6/15/29		3,650	3,722
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/47		8,650	8,921
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/49		1,235	1,304
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/52		2,150	2,259
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26		8,545	10,399
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		17,105	21,177
	Tempe AZ Industrial Development Authority Revenue (Friendship Village of Tempe Project)	5.000%	12/1/50		1,600	1,764
	Tempe AZ Industrial Development Authority Revenue (Friendship Village of Tempe Project)	5.000%	12/1/54		2,000	2,200
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	4.000%	8/1/38		1,500	1,670
	Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.200%	6/3/24		2,100	2,137
						176,786
Arkansas (0.1%)
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30		5,045	5,774
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33		1,645	1,870
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33		1,425	1,620
						9,264
California (9.1%)
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	1,000	746
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35	(4)	3,750	4,157
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	3,850	4,580
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36	(4)	2,210	2,623
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	1,500	1,648
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		15,420	17,988
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		10,000	11,922
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/43	(4)	5,000	5,955
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	1,000	1,184
	California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42		2,620	3,085
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		3,485	5,250
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		5,000	7,659
	California Enterprise Development Authority Lease Revenue (Riverside County Library Facilities Project)	4.000%	11/1/49		900	987
	California GO	5.000%	4/1/25		9,650	11,577
	California GO	5.000%	9/1/29		4,565	4,882
	California GO	5.000%	10/1/30		12,600	14,853
	California GO	5.000%	4/1/32		8,000	10,296
	California GO	6.000%	3/1/33		3,000	3,048
	California GO	5.000%	4/1/33		5,000	6,416
	California GO	5.000%	8/1/34		11,790	14,075
	California GO	4.000%	11/1/34		5,010	5,768
	California GO	5.000%	4/1/36		9,375	10,800
	California GO	4.000%	9/1/37		1,470	1,649
	California GO	5.000%	2/1/43		2,100	2,331
	California GO	5.000%	11/1/43		12,500	14,174
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		5,000	5,293
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39		10,000	10,757
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31		1,200	1,479
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/37		2,625	3,174
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42		5,250	6,213
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		5,500	6,470
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55		3,000	3,530
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		20,000	24,205
	California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20	(Prere.)	12,000	12,464
2	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		18,000	21,000
	California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34		13,770	15,247

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/28		430	495
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/38		840	979
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/48		1,150	1,318
	California Municipal Finance Authority Revenue	4.000%	12/31/47	(4)	8,000	8,615
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/28		1,135	1,284
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/29		1,390	1,566
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35		2,000	2,218
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		5,665	6,577
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		5,000	5,772
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47		4,565	5,139
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/47		3,900	4,478
	California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20	(Prere.)	3,585	3,694
3	California Municipal Finance Authority Special Facilities Revenue (United Airlines Inc.)	4.000%	7/15/29		15,000	17,014
	California Public Works Board Lease Revenue	5.000%	10/1/26		345	427
	California Public Works Board Lease Revenue	5.000%	3/1/32		5,000	6,138
	California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		10,000	11,139
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		3,600	3,880
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		7,380	8,223
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	10,000	10,828
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31		10,305	11,774
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		9,035	9,959
	California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/30		1,000	1,100
	California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/48		1,000	1,074
	California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/56		1,000	1,067
	California State University Systemwide Revenue	4.000%	11/1/38		5,560	6,184
	California State University Systemwide Revenue	4.000%	11/1/45		2,750	3,015
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		2,000	2,202
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		9,200	10,161
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35		4,500	5,304
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/39		2,550	2,977
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/49		4,200	4,831
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/52		1,450	1,661
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		18,930	20,539
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/36		15,650	17,768
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/41		18,125	20,334
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/44		10,000	11,076
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/46		3,000	3,348
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/54		12,000	13,370
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/58		20,000	23,452
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/26		1,120	1,356
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46		2,650	3,056
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32		1,125	1,264
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35		585	656
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	3,865	4,075
	El Camino CA Healthcare District GO	4.000%	8/1/35		4,200	4,746
	El Camino CA Healthcare District GO	4.000%	8/1/36		6,000	6,765
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38	(15)	1,465	1,710
	Elk Grove CA Unified School District GO	4.000%	8/1/46		25,135	27,489
	Fairfield CA Community Facilities District No. 2016-1 Special Tax	5.000%	9/1/39		500	609
	Fairfield CA Community Facilities District No. 2016-1 Special Tax	5.000%	9/1/44		1,000	1,198
	Fairfield CA Community Facilities District No. 2016-1 Special Tax	5.000%	9/1/49		1,600	1,910
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		8,730	10,302
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		18,000	20,805
1	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42		6,000	6,288
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	10,000	8,737
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,500	5,314
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		10,000	11,758
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		15,100	17,722

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	5,000	5,433
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		2,000	2,236
Hayward CA Unified School District GO	4.000%	8/1/43	(15)	18,500	20,671
Hayward CA Unified School District GO	4.000%	8/1/48	(15)	3,500	3,886
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/49		1,000	1,162
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	3/1/57		7,285	8,376
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32		3,500	3,928
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35		2,350	2,636
Long Beach CA Harbor Revenue	5.000%	5/15/30		2,000	2,344
Long Beach CA Unified School District GO	5.000%	8/1/35		7,225	8,790
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29		1,200	1,438
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		1,300	1,551
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31		1,550	1,844
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32		1,070	1,270
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33		6,170	7,732
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34		2,500	2,761
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34		1,750	2,068
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,750	2,024
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,820	2,147
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36		1,500	1,647
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41		6,000	6,860
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41		10,000	11,648
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46		1,355	1,598
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		8,275	9,382
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		6,345	7,135
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36		2,575	2,882
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32		4,000	4,263
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36		750	831
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42		9,425	10,375
M-S-R California Energy Authority Revenue	6.500%	11/1/39		5,510	8,625
Mount San Antonio CA Community College District GO	4.000%	8/1/49		4,230	4,843
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/37		4,335	3,230
Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		1,100	1,230
Oakland CA Unified School District GO	6.625%	8/1/21	(Prere.)	4,000	4,389
Oakland CA Unified School District GO	5.500%	8/1/22	(Prere.)	3,000	3,368
Oakland CA Unified School District GO	5.000%	8/1/32		1,000	1,180
Oakland CA Unified School District GO	4.000%	8/1/33	(4)	4,365	4,952
Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	8,805	6,127
Palomar Pomerado Health California GO	4.000%	8/1/35		4,000	4,436
Palomar Pomerado Health California GO	7.000%	8/1/38	(12)	10,740	14,849
Palomar Pomerado Health California Revenue	5.000%	11/1/28		3,500	4,131
Palomar Pomerado Health California Revenue	5.000%	11/1/29		4,605	5,405
Palomar Pomerado Health California Revenue	5.000%	11/1/30		3,335	3,897
Palomar Pomerado Health California Revenue	5.000%	11/1/31		2,485	2,899
Peralta CA Community College District Revenue	4.000%	8/1/39		7,000	7,631
Peralta CA Community College District Revenue	4.000%	8/1/39		5,000	5,451
Pomona CA Unified School District GO	4.000%	8/1/45	(4)	3,640	4,057
Port of Oakland CA Revenue	5.000%	5/1/29		10,000	10,843
Port of Oakland CA Revenue	5.125%	5/1/31		2,000	2,101
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(15)	3,700	4,445
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	(15)	2,460	2,948
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	(15)	2,965	3,538
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	(14)	2,000	2,254
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	(14)	3,205	3,600
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	(14)	2,140	2,394
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		13,000	6,507
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		6,500	3,138
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20	(Prere.)	11,000	11,109
Roseville CA Joint Union High School District GO	4.000%	8/1/45		10,000	11,014
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21		425	444
Sacramento County CA Airport Revenue	5.000%	7/1/31		2,000	2,470
Sacramento County CA Airport Revenue	5.000%	7/1/34		5,675	6,948
Sacramento County CA Airport Revenue	5.000%	7/1/36		6,000	7,307
Sacramento County CA Airport Revenue	5.000%	7/1/41		2,525	2,980
Sacramento County CA Airport Revenue	5.000%	7/1/41		6,000	7,070
San Bernardino County CA Medical Center COP	7.000%	8/1/20	(ETM)	12,180	12,717
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	29,143

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Diego CA Tobacco Settlement Funding Corp. Revenue	4.000%	6/1/32		1,200	1,284
	San Diego CA Unified School District GO	0.000%	7/1/30		15,000	11,960
	San Diego CA Unified School District GO	4.000%	7/1/47		15,220	17,004
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31		1,360	1,655
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,400	1,698
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,000	1,206
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		500	601
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36		1,000	1,199
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		2,750	3,233
	San Francisco CA City & County International Airport Revenue	5.000%	1/1/25		2,000	2,349
	San Francisco CA City & County International Airport Revenue	5.000%	1/1/26		3,000	3,610
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		645	700
	San Francisco CA City & County International Airport Revenue	5.250%	5/1/33		10,000	11,220
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/36		10,000	12,325
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/39		2,500	2,835
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/45		5,750	6,937
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/47		5,000	5,838
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/49		47,000	56,368
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/50		17,500	20,968
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay South)	7.000%	2/1/21	(Prere.)	1,500	1,610
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	3.000%	8/1/21		4,500	4,591
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/23		2,000	1,735
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/26		3,000	2,246
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/31		6,000	3,489
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/43		9,000	2,847
	San Francisco CA County Transportation Authority Sales Tax Revenue	3.000%	2/1/34		1,675	1,754
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/28		1,510	1,642
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/30		1,000	1,082
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/33		1,335	1,440
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	2,000	1,825
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	15,910	14,096
	San Jose CA Airport Revenue	5.000%	3/1/31		2,055	2,488
	San Jose CA Airport Revenue	5.000%	3/1/32		1,500	1,810
	San Jose CA Airport Revenue	5.000%	3/1/33		1,500	1,806
	San Jose CA Airport Revenue	5.000%	3/1/34		1,500	1,801
	San Jose CA Airport Revenue	5.000%	3/1/35		2,520	3,019
	San Jose CA Airport Revenue	5.000%	3/1/36		2,230	2,665
	San Jose CA Airport Revenue	5.000%	3/1/37		2,515	2,998
	San Jose CA Airport Revenue	4.000%	3/1/42	(15)	6,755	7,390
	San Jose CA Airport Revenue	5.000%	3/1/47		10,000	11,708
	San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42		2,000	2,132
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		6,030	6,783
	San Rafael CA Elementary School District GO	4.000%	8/1/47		5,000	5,589
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32		11,270	12,605
	Santa Clarita CA Community College District GO	3.000%	8/1/49		1,250	1,264
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20		1,700	1,763
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/31	(15)	1,000	1,132
	Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40		6,200	7,329
	Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	6,385	6,425
	Ukiah CA Unified School District GO	0.000%	8/1/31	(10)	9,245	6,938
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,721
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		8,255	9,001
	University of California Revenue	4.000%	5/15/34		5,000	5,444
	University of California Revenue	5.000%	5/15/43		12,500	15,381
	University of California Revenue	5.000%	5/15/46		2,425	2,867
	University of California Revenue	4.000%	5/15/47		20,000	22,106
	University of California Revenue	5.000%	5/15/58		15,000	18,123
	University of California Revenue	5.250%	5/15/58		8,000	9,848
	Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,800	3,051
	Washington Township CA Health Care District Revenue	4.000%	7/1/37		1,265	1,362
	Washington Township CA Health Care District Revenue	5.000%	7/1/42		2,800	3,255

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Township CA Health Care District Revenue	4.125%	7/1/47		5,000	5,336
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		18,865	20,924
					1,464,224
Colorado (2.8%)
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/37		3,195	3,193
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/45		4,940	4,866
Adonea CO Metropolitan District No. 2 GO	7.500%	12/15/45		3,111	3,031
Aviation Station CO North Metropolitan District No. 2 GO	4.000%	12/1/29		500	516
Aviation Station CO North Metropolitan District No. 2 GO	5.000%	12/1/39		750	804
Aviation Station CO North Metropolitan District No. 2 GO	5.000%	12/1/48		1,850	1,965
Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28		500	508
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38		600	648
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47		1,200	1,283
Broadway Station CO Metropolitan District No. 2 GO	5.000%	12/1/35		1,460	1,554
Broadway Station CO Metropolitan District No. 2 GO	5.125%	12/1/48		5,250	5,555
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47		1,000	1,040
Castle Oaks CO Metropolitan District GO	4.000%	12/1/40	(15)	2,000	2,217
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	2.700%	12/1/19		705	705
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20		750	772
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21		1,475	1,552
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22		1,920	2,057
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29		17,265	18,643
Colorado Building Excellent Schools COP	4.000%	3/15/30		6,000	6,978
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26		2,390	2,753
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27		2,515	2,882
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28		2,300	2,630
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30		1,615	1,835
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38		6,830	7,760
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/33		3,500	4,264
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/34		3,000	3,645
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/37		1,500	1,644
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/38		1,750	1,909
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/39		1,625	1,765
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/39		4,000	4,775
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/44		16,495	19,500
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/49		12,000	12,830
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	11/9/22	(Prere.)	4,580	5,084
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	1,000	1,122
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31		1,400	1,557
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		3,250	3,517
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35		7,250	8,192
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.000%	1/1/40		7,500	8,470
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		3,650	4,002

Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51		6,455	7,061
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		7,000	7,637
Cottonwood Highlands CO Metropolitan District No. 1 GO	5.000%	12/1/49		900	958
Denver CO City & County Airport Revenue	5.000%	11/15/28		7,610	9,367
Denver CO City & County Airport Revenue	5.000%	12/1/30		7,280	9,271
Denver CO City & County Airport Revenue	4.000%	12/1/33		20,000	22,445
Denver CO City & County Airport Revenue	5.250%	11/15/43		8,000	8,986
Denver CO City & County Airport Revenue	5.000%	12/1/48		20,000	23,664
Denver CO City & County Airport Revenue (United Airlines Inc. Project)	5.000%	10/1/32		7,000	7,656
Denver CO City & County COP	4.000%	6/1/48		3,505	3,788
Denver CO City & County Dedicated Tax Revenue	5.000%	12/1/43		3,250	3,867
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		3,000	3,523
Denver CO Urban Renewal Authority Revenue	5.250%	12/1/39		3,000	3,209
DIATC CO Metropolitan District GO	5.000%	12/1/39		1,245	1,340
DIATC CO Metropolitan District GO	5.000%	12/1/49		2,000	2,123
Douglas County CO School District GO	5.000%	12/15/30		6,000	7,703
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	29,225	26,905
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	12,000	10,779
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	21,610	17,170
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	10,045	7,694
Hunters Overlook CO Metropolitan District No. 5 GO	5.000%	12/1/39		900	966
Hunters Overlook CO Metropolitan District No. 5 GO	5.000%	12/1/49		1,000	1,060
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/39		5,425	6,798
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20		1,000	1,033
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21		1,000	1,057
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22		500	538
Prairie Center CO Metropolitan District No. 3 Limited Property Tax Revenue	4.125%	12/15/27		2,500	2,580

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		6,000	6,154
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		18,865	19,350
Solaris CO Metropolitan District GO	3.750%	12/1/26		643	657
Solaris CO Metropolitan District GO	5.000%	12/1/36		850	894
Solaris CO Metropolitan District GO	5.000%	12/1/46		1,880	1,971
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21		949	953
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26		6,000	6,126
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30		2,285	2,435
Southlands CO Metropolitan District GO	5.000%	12/1/37		1,615	1,835
Southlands CO Metropolitan District GO	5.000%	12/1/47		2,590	2,904
Southlands CO Metropolitan District GO	5.000%	12/1/47		325	364
Thornton CO COP	4.000%	12/1/39		6,000	6,740
University of Colorado Hospital Authority Revenue	5.000%	11/15/36		8,000	8,719
University of Colorado Hospital Authority Revenue	5.000%	11/15/42		12,500	13,627
Village at Dry Creek CO Metropolitan District No. 2 GO	4.375%	12/1/44		1,875	1,926
Westminster CO Public School COP	5.000%	12/1/43	(4)	2,450	2,952
Westminster CO Public School COP	5.000%	12/1/48	(4)	6,000	7,195
					442,003
Connecticut (1.4%)
Connecticut GO	5.000%	2/15/25		6,400	7,506
Connecticut GO	5.000%	2/15/26		7,295	8,754
Connecticut GO	5.000%	2/15/27		8,680	10,618
Connecticut GO	5.000%	3/1/27		5,000	5,709
Connecticut GO	5.000%	4/15/28		2,250	2,811
Connecticut GO	4.000%	8/15/29		11,500	12,981
Connecticut GO	5.000%	6/15/31	(4)	10,010	11,722
Connecticut GO	5.000%	6/15/31	(15)	1,800	2,245
Connecticut GO	5.000%	11/15/31		1,550	1,815
Connecticut GO	5.000%	6/15/32	(15)	5,000	6,218
Connecticut GO	5.000%	6/15/33	(15)	1,800	2,233
Connecticut GO	5.000%	4/15/34		2,000	2,485
Connecticut GO	5.000%	9/15/34		3,000	3,694
Connecticut GO	5.000%	4/15/35		3,150	3,903
Connecticut GO	5.000%	9/15/35		4,275	5,249
Connecticut GO	5.000%	11/15/35		1,000	1,162
Connecticut GO	5.000%	4/15/36		2,300	2,842
Connecticut GO	5.000%	9/15/37		2,250	2,741
Connecticut GO	5.000%	6/15/38	(15)	1,500	1,835
Connecticut GO	5.000%	4/15/39		2,490	3,048
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53		2,600	2,818
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31		3,790	4,831
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/32		3,980	5,055
Connecticut Health & Educational Facilities Authority Revenue (Fairfield University)	4.000%	7/1/42		7,000	7,676
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		3,660	3,861
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34		2,345	2,755
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35		1,650	1,935
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36		1,725	2,019
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/30		4,990	5,098
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37		6,500	6,946
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46		3,000	3,165
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/30		1,550	1,909
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31		10,000	12,250
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	(15)	5,830	7,034

Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/36	4,000	4,743
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/37	10,000	12,038
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/38	8,865	10,627
Hamden CT Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,215
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,897
University of Connecticut GO	5.000%	4/15/26	7,535	9,105
University of Connecticut GO	5.000%	2/15/32	1,040	1,199
University of Connecticut GO	5.000%	2/15/33	2,265	2,606
				217,353
Delaware (0.1%)
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/37	5,000	5,120
Millsboro DE Special Tax Revenue (Plantation Lakes)	5.125%	7/1/38	3,000	3,263
				8,383

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
District of Columbia (1.4%)
	District of Columbia GO	5.000%	6/1/37	3,035	3,751
	District of Columbia GO	5.000%	10/15/44	16,500	20,392
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31	6,035	7,113
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32	3,445	4,046
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34	1,000	1,168
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,232
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/39	800	963
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/49	1,275	1,509
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/54	1,140	1,338
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/32	1,000	1,091
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/37	815	880
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/42	1,350	1,448
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/52	3,000	3,200
	District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	3,120	3,177
	District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	3,045	3,103
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/29	640	718
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/39	1,420	1,538
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/49	3,080	3,292
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/56	3,255	3,455
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,740
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,760	9,025
3	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/44	7,500	9,331
3	District of Columbia Water & Sewer Authority Public Utility Revenue	4.000%	10/1/49	7,180	8,092
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/52	4,170	4,945
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/25	4,750	5,686
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/26	13,885	16,950
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	2,525	3,137
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	1,945	2,417
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28	4,300	5,432
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28	2,045	2,583
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29	7,500	9,193
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29	4,150	5,199
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,604
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	8,040	9,996
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/31	3,850	4,670
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/32	2,250	2,721

Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/33	1,500	1,810
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/34	2,000	2,408
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35	2,865	3,441
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/38	2,995	3,685
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/39	1,025	1,258
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,831
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	26,757
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	5,000	5,340
				223,665
Florida (5.7%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	20,000	22,470
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,541
Broward County FL Airport System Revenue	5.000%	10/1/37	7,780	8,418
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,281
Broward County FL Airport System Revenue	5.000%	10/1/42	5,000	5,870
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,453
Broward County FL Airport System Revenue	5.000%	10/1/47	7,880	9,198
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,351
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,801
Capital Trust Agency Florida Educational Facilities Revenue (Florida Charter Educational Foundation Inc.)	5.375%	6/15/38	2,210	2,470
Capital Trust Agency Florida Educational Facilities Revenue (Florida Charter Educational Foundation Inc.)	5.375%	6/15/48	2,070	2,276
Capital Trust Agency Florida Educational Facilities Revenue (Renaissance Charter School Inc. Project)	4.000%	6/15/29	2,415	2,490
Capital Trust Agency Florida Educational Facilities Revenue (Renaissance Charter School Inc. Project)	5.000%	6/15/39	6,610	6,963
Capital Trust Agency Florida Educational Facilities Revenue (Renaissance Charter School Inc. Project)	5.000%	6/15/49	6,035	6,318
Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/37	1,765	1,897

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/46		3,275	3,482
	Capital Trust Agency Florida Revenue (PCPT Hamlin)	7.500%	6/1/48		5,000	5,461
	Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	7/1/52		2,100	2,222
	Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/43		1,000	1,058
	Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/58		7,500	7,852
	Central Florida Expressway Authority Revenue	4.000%	7/1/30		2,585	2,927
	Central Florida Expressway Authority Revenue	4.000%	7/1/33		9,500	10,676
	Central Florida Expressway Authority Revenue	4.000%	7/1/41		7,500	8,271
	East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21		70	73
	Florida Board of Education Public Education Revenue	5.000%	6/1/23		10,000	11,344
	Florida Department of Transportation GO	4.000%	7/1/30		4,000	4,718
	Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30		1,325	1,548
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42		9,855	11,329
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47		10,650	12,170
	Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/39		1,700	1,932
	Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/44		1,370	1,542
	Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/49		1,640	1,838
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35		1,780	2,016
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40		1,000	1,120
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/29		5,740	7,003
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/34		8,695	10,443
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/42		20,500	24,162
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/47		10,000	11,720
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/52		9,000	10,506
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35		1,000	1,143
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46		3,850	4,308
	Hernando County FL School District COP	5.000%	7/1/28	(4)	5,825	7,015
	Hernando County FL School District COP	5.000%	7/1/29	(4)	6,645	7,982
	Hernando County FL School District COP	5.000%	7/1/30	(4)	6,975	8,338
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/19	(Prere.)	10	10
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37		4,990	4,997
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44		10,000	11,309
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33		11,450	13,847
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29		375	424
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/39		580	630
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/49		825	883
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/54		825	874
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37		750	801
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42		1,500	1,595
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40		6,250	7,055
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45		13,980	15,708
4	Lee County FL Industrial Development Authority Health Care Facility Revenue (The Preserve Project)	5.750%	12/1/52		5,000	5,311
	Lee County FL Solid Waste System Revenue	5.000%	10/1/22		2,000	2,175
	Lee County FL Solid Waste System Revenue	5.000%	10/1/23		2,815	3,138
	Lee County FL Solid Waste System Revenue	5.000%	10/1/24		3,175	3,619
	Lee County FL Solid Waste System Revenue	5.000%	10/1/26		1,465	1,731
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/33		2,500	3,107
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/34		4,015	4,966
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/37		5,000	6,105
	Martin County FL Health Facilities Authority Revenue (Cleveland Clinic Health System)	4.000%	1/1/46		7,000	7,776
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	(Prere.)	8,640	9,595
	Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21		15,900	16,105
	Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25		19,000	19,247
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		2,200	2,413
	Miami Beach FL Parking Revenue	5.000%	9/1/45		5,000	5,796
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		3,000	3,396
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		8,885	10,013
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		8,095	9,071
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		6,000	6,724
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/22	(Prere.)	5,000	5,516
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/22	(Prere.)	6,280	6,928
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/22	(Prere.)	4,980	5,494
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/22	(Prere.)	7,215	7,959
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25		5,030	5,547
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/32		11,860	13,555

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33		29,095	33,208
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38		5,000	5,743
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		18,935	22,325
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,550	1,775
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/29		1,005	1,145
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32		1,520	1,722
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	6.125%	8/1/20	(Prere.)	2,575	2,666
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	6.125%	8/1/42		925	954
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/47		3,155	3,704
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35		3,970	4,106
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40		5,805	5,949
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48		9,875	10,052
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/39		2,610	3,086
	Miami-Dade County FL Seaport Revenue	6.000%	10/1/24		1,590	1,843
	Miami-Dade County FL Seaport Revenue	6.000%	10/1/25		1,680	1,944
	Miami-Dade County FL Seaport Revenue	6.250%	10/1/38		5,000	5,800
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31		5,000	3,656
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		4,170	4,582
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		2,460	2,700
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		6,635	7,265
	North Brevard County FL Hospital District Revenue	5.000%	1/1/42		3,410	3,871
	North Brevard County FL Hospital District Revenue	5.000%	1/1/48		10,200	11,536
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37		1,395	1,648
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		7,500	8,005
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/41		5,000	5,522
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35		10,015	11,211
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		2,000	2,188
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/39		6,000	5,618
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.250% coupon rate effective 10/1/2024	0.000%	10/1/42		7,540	7,031
	Palm Beach County FL Health Facilities Authority Retirement Communities Revenue (ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20	(Prere.)	2,005	2,092
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43		3,250	3,452
	Palm Beach County FL Health Facilities Authority Revenue (Life space Communities Inc. Obligated Group)	5.000%	5/15/47		4,970	5,500
	Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49		3,175	3,562
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.000%	12/15/38		1,345	1,506
	Pinellas County FL Industrial Development Authority Revenue	5.000%	7/1/29		2,200	2,624
	Pinellas County FL Industrial Development Authority Revenue	5.000%	7/1/39		2,860	3,318
	Port St. Lucie FL Utility Revenue	4.000%	9/1/32		5,000	5,605
	Port St. Lucie FL Utility Revenue	4.000%	9/1/33		4,000	4,470
	Port St. Lucie FL Utility Revenue	4.000%	9/1/34		3,000	3,346
	Port St. Lucie FL Utility Revenue	4.000%	9/1/36		5,000	5,538
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	2.700%	1/1/22		695	695
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	3.300%	1/1/23		355	355
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25		1,145	1,291
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26		2,100	2,399
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27		2,000	2,283
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28		2,310	2,630
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29		1,100	1,248
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30		1,000	1,131
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32		1,100	1,235
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41		15,000	17,936
	Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.000%	12/28/21		2,500	3,261
	Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.500%	12/28/21		645	686
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/42		14,000	16,521
	St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19	(Prere.)	8,000	8,013
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40		7,185	8,060
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44		5,000	5,583
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/55		2,300	2,574
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27		2,800	3,443
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		7,407	8,018
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46		8,500	9,942
	Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37		5,860	6,723
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45		6,050	6,858
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42		17,500	19,401
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/47		7,050	8,357
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48		4,500	5,393
	University of South Florida Financing Corp. COP	5.000%	7/1/29		5,740	6,737
	University of South Florida Financing Corp. COP	5.000%	7/1/33		7,140	8,329

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/42		1,500	1,750
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/45		6,405	7,196
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/47		3,500	4,069
						908,401
Georgia (2.5%)
	Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43		6,115	6,721
	Atlanta GA Airport Passenger Facility Charge Revenue	4.000%	7/1/34		6,250	7,150
	Atlanta GA Airport Passenger Facility Charge Revenue	4.000%	7/1/35		7,510	8,559
	Atlanta GA Airport Revenue	4.000%	7/1/33		4,100	4,707
	Atlanta GA Airport Revenue	4.000%	7/1/34		3,500	4,004
	Atlanta GA Airport Revenue	4.000%	7/1/35		6,800	7,749
	Atlanta GA Development Authority Senior Healthcare Facilities Revenue (Georgia Proton Treatment Center)	7.000%	1/1/40		3,000	3,184
	Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	15,000	15,000
	Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	2,500	2,500
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		3,000	3,512
	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	4.000%	7/1/49		22,145	24,523
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/34		1,000	1,208
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/36		2,220	2,668
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/37		2,435	2,917
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/38		1,230	1,470
	Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34		5,565	6,444
	Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39		5,000	5,726
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46		7,000	8,104
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37		1,140	1,259
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38		1,350	1,487
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39		1,030	1,219
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/42		5,805	6,791
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/47		8,500	9,886
3	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	5.000%	4/1/47		5,000	5,432
3	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	5.000%	4/1/54		3,000	3,233
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36		4,050	4,446
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42		8,800	9,590
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/26		1,205	1,392
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/29		5,775	6,646
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22		2,330	2,579
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23		2,380	2,715
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26		5,630	6,925
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27		530	663
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		1,250	1,513
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/35		1,750	2,269
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/43		9,500	11,201
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		25,000	27,026
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		500	542
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		19,615	22,007
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		1,000	1,006
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		6,490	7,684
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		2,000	2,369
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		520	616
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39		2,255	2,679
	Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		900	985
	Municipal Electric Authority Georgia Revenue	5.500%	7/1/60		5,000	5,618
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49		32,540	37,202
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59		19,250	21,674
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60		5,000	5,624
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/49		250	271
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56		7,250	8,358
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63		11,500	13,125

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/48		5,250	6,069
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59		5,025	5,719
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/31		435	495
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/46		11,655	13,830
	Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45		20,000	22,270
						400,561
Guam (0.3%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/27		2,000	2,292
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/28		125	143
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/31		3,465	3,639
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/32		6,000	6,295
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/33		5,500	6,182
	Guam Government Business Privilege Tax Revenue	5.000%	12/1/33		2,635	3,013
	Guam Government Business Privilege Tax Revenue	4.000%	11/15/39		1,775	1,845
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/39		1,200	1,331
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/42		2,720	2,833
	Guam Government Limited Obligation Revenue	5.000%	12/1/46		1,000	1,117
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46		5,500	6,205
3	Guam International Airport Authority Revenue	5.000%	10/1/22		1,000	1,091
3	Guam International Airport Authority Revenue	5.000%	10/1/23		825	927
	Guam International Airport Authority Revenue	6.250%	10/1/34		5,500	6,349
	Guam International Airport Authority Revenue	6.375%	10/1/43		3,000	3,470
	Guam Power Authority Revenue	5.000%	10/1/38		1,350	1,545
	Guam Power Authority Revenue	5.000%	10/1/40		2,375	2,707
						50,984
Hawaii (0.7%)
	Hawaii Airports System Revenue	5.000%	7/1/35		2,500	3,048
	Hawaii Airports System Revenue	5.000%	7/1/43		11,750	14,049
	Hawaii Airports System Revenue	5.000%	7/1/45		25,465	29,004
	Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25		2,750	3,119
	Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26		3,515	3,978
	Hawaii GO	5.000%	8/1/28		7,085	8,055
	Hawaii GO	5.000%	1/1/33		13,295	16,886
	Hawaii GO	5.000%	1/1/37		5,000	6,282
	Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,136
	Hawaii Harbor System Revenue	5.625%	7/1/40		5,000	5,139
	Hawaii Pacific Health Revenue	5.500%	7/1/20	(Prere.)	7,000	7,197
	Hawaii Pacific Health Revenue	5.750%	7/1/20	(Prere.)	2,365	2,435
						104,328
Idaho (0.1%)
4	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44		6,630	7,079
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47		1,250	1,483
	Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/39		370	430
	Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/49		775	890
	Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/54		570	650
						10,532
Illinois (9.0%)
	Chicago IL Board of Education GO	0.000%	12/1/25		7,550	6,369
	Chicago IL Board of Education GO	0.000%	12/1/28	(14)	5,000	3,836
	Chicago IL Board of Education GO	5.000%	12/1/30		9,555	11,267
	Chicago IL Board of Education GO	5.000%	12/1/30		3,745	4,416
	Chicago IL Board of Education GO	6.750%	12/1/30		4,000	5,147
	Chicago IL Board of Education GO	5.000%	12/1/31		2,105	2,153
	Chicago IL Board of Education GO	5.000%	12/1/31		1,600	1,878
	Chicago IL Board of Education GO	5.000%	12/1/31	(4)	625	751
	Chicago IL Board of Education GO	5.000%	12/1/32		2,500	2,924
	Chicago IL Board of Education GO	5.125%	12/1/32		6,225	6,883
	Chicago IL Board of Education GO	5.000%	12/1/33		8,750	9,298
	Chicago IL Board of Education GO	5.000%	12/1/33		2,900	3,384
	Chicago IL Board of Education GO	5.000%	12/1/33	(4)	1,000	1,195
	Chicago IL Board of Education GO	5.000%	12/1/34		5,540	5,880
	Chicago IL Board of Education GO	5.000%	12/1/34	(4)	1,250	1,490
	Chicago IL Board of Education GO	5.250%	12/1/35		6,480	7,165
	Chicago IL Board of Education GO	5.250%	12/1/39		19,475	21,394
	Chicago IL Board of Education GO	5.500%	12/1/39		2,925	3,066
	Chicago IL Board of Education GO	5.250%	12/1/41		350	365
	Chicago IL Board of Education GO	7.000%	12/1/44		36,500	44,348
	Chicago IL Board of Education GO	5.000%	12/1/46		5,000	5,612
	Chicago IL Board of Education GO	6.500%	12/1/46		14,500	17,478
	Chicago IL Board of Education GO	7.000%	12/1/46		3,185	4,052

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL GO	5.000%	1/1/26		2,750	3,086
Chicago IL GO	4.750%	1/1/30	(4)	570	571
Chicago IL GO	0.000%	1/1/31		4,915	3,320
Chicago IL GO	5.500%	1/1/31		3,230	3,670
Chicago IL GO	5.000%	1/1/34		6,660	6,958
Chicago IL GO	5.000%	1/1/34		2,000	2,168
Chicago IL GO	5.000%	1/1/35		4,370	4,841
Chicago IL GO	5.000%	1/1/36		5,000	5,402
Chicago IL GO	5.000%	1/1/38		13,000	14,307
Chicago IL GO	5.500%	1/1/39		3,700	4,139
Chicago IL GO	5.000%	1/1/40		3,800	4,302
Chicago IL GO	5.500%	1/1/42		2,000	2,228
Chicago IL GO	5.000%	1/1/44		5,295	5,957
Chicago IL GO	5.500%	1/1/49		7,500	8,725
Chicago IL Midway Airport Revenue	5.000%	1/1/27		2,000	2,366
Chicago IL Midway Airport Revenue	5.000%	1/1/28		1,765	2,080
Chicago IL Midway Airport Revenue	5.000%	1/1/29		16,180	18,229
Chicago IL Midway Airport Revenue	5.000%	1/1/29		2,220	2,607
Chicago IL Midway Airport Revenue	5.000%	1/1/31		6,945	7,789
Chicago IL Midway Airport Revenue	5.000%	1/1/33		7,200	8,047
Chicago IL Midway Airport Revenue	5.375%	1/1/33		4,000	4,421
Chicago IL Midway Airport Revenue	5.000%	1/1/34		7,105	7,932
Chicago IL Midway Airport Revenue	5.000%	1/1/41		11,700	12,939
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21	(Prere.)	5,650	5,942
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21	(Prere.)	2,515	2,649
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		3,765	4,511
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/29		10,955	11,421
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		11,000	11,785
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		13,400	15,376
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		2,000	2,390
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		15,595	16,684
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		11,000	12,582
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		1,500	1,785
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		1,200	1,424
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		1,500	1,776
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		5,600	6,372
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35		1,350	1,415
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		2,720	3,192
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		3,500	4,107
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		1,000	1,211
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38		12,000	13,506
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		3,140	3,778
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39		485	509
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/42		2,500	2,900
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46		3,565	3,986
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/48		7,000	8,283
Chicago IL O’Hare International Airport Revenue	5.000%	7/1/48		5,000	5,823
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		8,125	9,458
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		4,500	5,165
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/53		8,000	9,417
Chicago IL Park District GO	5.000%	1/1/40		7,500	8,126
Chicago IL Park District GO	4.000%	1/1/41	(15)	4,000	4,196
Chicago IL Public Building Commission GO	7.000%	1/1/20	(ETM)	5,170	5,218
Chicago IL Sales Tax Revenue	5.250%	1/1/22	(Prere.)	7,300	7,925
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		2,950	3,142
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		5,400	5,719
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34		2,525	2,771
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34		2,500	2,805
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35		2,000	2,240
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		9,000	9,822
Chicago IL Waterworks Revenue	5.000%	11/1/39		1,000	1,112
Chicago IL Waterworks Revenue	5.000%	11/1/44		7,000	7,740
Cook County IL GO	5.000%	11/15/34		1,150	1,333
Cook County IL GO	5.000%	11/15/35		1,025	1,185
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42		1,500	1,597
Illinois Finance Authority Revenue (Benedictine University)	5.000%	10/1/38		4,000	4,309
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		2,000	2,144
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,608
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45		10,000	11,373

Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	8,129
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	8,150	9,243

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42		2,000	2,259
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26		1,695	1,879
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36		1,400	1,506
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40		1,275	1,362
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37		12,325	13,329
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32		2,735	3,047
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32		500	596
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34		1,620	1,798
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36		1,360	1,609
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41		7,875	9,213
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		10,585	11,209
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/47		1,155	1,258
Illinois Finance Authority Revenue (Friendship Village Schaumburg)	5.000%	2/15/37		5,000	4,920
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46		2,200	2,495
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42		5,500	5,684
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46		6,290	6,511
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40		2,950	3,380
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46		29,500	33,547
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/37		4,000	4,363
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/48		4,000	4,293
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37		6,250	6,776
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20	(Prere.)	4,020	4,121
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34		1,915	2,207
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35		1,875	2,154
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		655	673
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,359
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45		19,750	22,125
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37		2,750	2,934
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45		1,000	1,068
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50		2,845	3,030
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33		5,000	6,037
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34		4,580	5,491
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36		5,000	5,945
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41		2,000	2,349
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43		10,000	11,263
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19	(Prere.)	2,775	2,779
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33		4,555	4,927
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34		2,425	2,618
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		1,825	1,832
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38		8,900	10,087
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35		7,300	8,290
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44		1,750	1,956
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/31		1,075	1,273

Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/47		5,150	5,918
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/27		3,000	3,581
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/28		2,605	3,100
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/29		5,850	6,951
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/32		3,500	4,032
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/33		1,695	1,949
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/35		1,000	1,146
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/36		1,250	1,429
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/37		1,265	1,440
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	3.250%	2/15/22		380	383
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	4.000%	2/15/27		785	815
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.000%	2/15/32		1,150	1,244
Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/44		1,250	1,510
Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/49		1,705	2,049
Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/51		1,000	1,197
Illinois GO	5.000%	1/1/20	(4)	2,930	2,946
Illinois GO	5.000%	2/1/20		19,750	19,894
Illinois GO	5.000%	11/1/20		15,000	15,426
Illinois GO	5.000%	3/1/21		3,560	3,697
Illinois GO	5.000%	8/1/21		8,000	8,404
Illinois GO	5.000%	3/1/22		6,600	7,022
Illinois GO	5.000%	5/1/22		1,150	1,228
Illinois GO	5.000%	8/1/22		15,475	16,631
Illinois GO	5.000%	12/1/22		9,500	10,291
Illinois GO	5.000%	2/1/23		6,000	6,504
Illinois GO	5.000%	3/1/23		6,165	6,540
Illinois GO	5.000%	8/1/23		13,850	15,181
Illinois GO	5.000%	3/1/24		5,050	5,335

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois GO	5.000%	8/1/24		13,660	14,559
	Illinois GO	5.000%	11/1/24		8,000	8,930
	Illinois GO	5.000%	2/1/25		2,270	2,492
	Illinois GO	5.000%	3/1/25		3,130	3,307
	Illinois GO	5.000%	8/1/25		3,000	3,198
	Illinois GO	5.000%	2/1/26		7,000	7,952
	Illinois GO	5.500%	7/1/26		5,845	6,443
	Illinois GO	5.000%	11/1/26		11,390	12,943
	Illinois GO	5.000%	12/1/26		1,610	1,849
	Illinois GO	5.000%	10/1/27		8,000	9,223
	Illinois GO	5.000%	11/1/27		10,000	11,463
	Illinois GO	5.000%	2/1/28		10,000	11,400
	Illinois GO	5.000%	10/1/28		6,000	6,993
	Illinois GO	5.000%	11/1/28		2,600	2,950
	Illinois GO	5.000%	5/1/29		6,125	6,693
	Illinois GO	5.000%	5/1/29		10,000	11,554
	Illinois GO	5.000%	10/1/29		3,000	3,478
	Illinois GO	5.000%	11/1/29		3,000	3,401
	Illinois GO	5.000%	10/1/30		2,500	2,883
	Illinois GO	5.000%	1/1/33		3,490	3,641
	Illinois GO	5.250%	2/1/33	(4)	6,200	6,903
	Illinois GO	5.000%	3/1/33		1,000	1,046
	Illinois GO	5.500%	7/1/33	(4)	3,350	3,717
	Illinois GO	5.000%	10/1/33		10,745	12,286
	Illinois GO	4.000%	12/1/33		9,000	9,368
	Illinois GO	5.000%	1/1/34		4,205	4,384
	Illinois GO	5.250%	2/1/34	(4)	3,125	3,475
	Illinois GO	5.000%	5/1/34		2,500	2,710
	Illinois GO	5.000%	3/1/35		2,065	2,157
	Illinois GO	5.000%	4/1/35		1,100	1,171
	Illinois GO	5.000%	3/1/36		885	924
	Illinois GO	5.500%	7/1/38		6,500	7,052
4	Illinois Housing Development Authority Revenue TOB VRDO	1.380%	11/7/19	LOC	19,505	19,505
	Illinois Sales Tax Revenue	4.000%	6/15/30		4,415	4,682
	Illinois Sales Tax Revenue	4.000%	6/15/35	(15)	1,300	1,411
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,000	6,032
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37		2,400	2,743
	Illinois Toll Highway Authority Revenue	5.000%	1/1/40		9,400	10,852
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41		8,100	9,427
	Illinois Toll Highway Authority Revenue	5.000%	1/1/42		2,000	2,382
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	10,000	7,462
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	10,000	5,332
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/30	(14)	13,555	9,741
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	10,000	7,032
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	10,020	6,915
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	10,000	6,769
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/40		1,000	1,091
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/42		6,500	6,824
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	10,000	4,233
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50		6,805	6,879

Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51		21,500	6,840
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/52		5,905	6,178
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/53		7,575	8,219
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/53		14,000	15,573
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	33,690	8,834
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	79,500	20,540

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/57		12,255	13,552
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33		4,000	4,426
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35		5,000	5,487
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36		4,500	4,918
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		22,925	26,592
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	1,200	1,289
	Romeoville IL GO	4.000%	12/30/33		4,710	5,376
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35		3,190	3,511
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42		5,000	5,439
	Romeoville IL Revenue (Lewis University Project)	4.125%	10/1/46		2,250	2,317
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27		1,260	1,354
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31		13,330	9,224
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31		9,150	9,758
	Will County IL GO	4.000%	11/15/47		4,000	4,457
						1,435,755
Indiana (1.4%)
	Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.000%	2/1/29		2,000	2,259
	Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.250%	2/1/34		2,650	2,991
	Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.000%	2/1/39		3,300	3,649
	Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51		23,915	27,371
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/51		10,005	11,292
	Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32		5,000	5,482
	Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35		6,000	6,552
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41		5,500	5,853
	Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39		7,205	8,136
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40		2,500	2,729
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44		25,550	27,793
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48		28,025	30,416
	Indiana Finance Authority Revenue (RES Polyflow Indiana Inc.)	7.000%	3/1/39		15,200	15,332
	Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc. Obligated Group)	7.375%	7/1/23	(ETM)	19,400	22,640
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/31		5,000	5,625
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/32		4,500	5,051
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/33		3,150	3,530
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36		5,000	5,266
	Ivy IN Tech Community College Revenue	5.000%	7/1/31		1,175	1,476
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	5.000%	6/5/26		30,000	35,424
						228,867
Iowa (0.4%)
	Iowa Finance Authority Health Facilities Revenue (UnityPoint Health)	4.000%	8/15/36		3,725	4,024
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		18,400	20,021
4	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26		5,995	6,302
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		27,515	29,794
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/22		500	552
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/23		700	793
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/24		1,095	1,271
	Xenia IA Rural Water District Revenue	5.000%	12/1/31		1,600	1,868
	Xenia IA Rural Water District Revenue	5.000%	12/1/36		3,300	3,796
	Xenia IA Rural Water District Revenue	5.000%	12/1/41		2,000	2,275
						70,696
Kansas (0.6%)
4	Coffeyville KS Electric System Revenue	5.000%	6/1/38	(14)	6,000	6,808
4	Coffeyville KS Electric System Revenue	5.000%	6/1/42	(14)	3,500	3,949
	Ford County KS Unified School District No. 443 GO	4.000%	3/1/28	(15)	1,030	1,186
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36		1,500	1,700
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41		1,600	1,795
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31		1,000	1,104
3	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/35		4,205	4,284
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/32		3,895	4,284
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/33		4,080	4,480
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/34		5,000	5,480
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	9/1/48		13,415	16,207
	Wichita KS GO	5.000%	12/1/34		2,280	2,664
	Wichita KS GO	5.000%	12/1/35		2,365	2,766
	Wichita KS GO	5.000%	12/1/39		11,305	13,135

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wichita KS Health Care Facilities Revenue	6.375%	5/15/43		7,000	7,695
	Wichita KS Health Care Facilities Revenue	6.500%	5/15/48		8,000	8,827
	Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43		5,000	5,386
	Wyandotte County/Kansas City KS Unified Government Sales Tax Revenue	4.500%	6/1/40		2,450	2,562
						94,312
Kentucky (0.9%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/29		1,010	1,149
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40		12,940	14,241
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26		12,250	12,160
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/41		9,550	11,046
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/46		2,950	3,389
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.250%	8/15/46		11,680	12,295
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37		5,000	5,734
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/31		1,695	2,055
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/32		1,800	2,171
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/33		1,160	1,394
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/25		2,565	2,842
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		15,295	16,918
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		10,000	11,095
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		12,000	13,325
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		12,025	13,600
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.400% coupon rate effective 7/1/2023	0.000%	7/1/33		3,065	3,375
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.600% coupon rate effective 7/1/2023	0.000%	7/1/39		3,000	3,245
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.750%	10/1/42		9,500	10,750
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	4,775	5,231
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	4,970	5,425
						151,440
Louisiana (1.2%)
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	4.000%	12/1/20		525	537
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	4.000%	12/1/21		775	809
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	4.000%	12/1/22		815	865
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	5.000%	12/1/39		2,700	3,171
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/42	(4)	4,000	4,658
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/47	(4)	4,000	4,642
	Jefferson Parish LA Economic Development Revenue (Kenner Discovery Health Sciences Foundation Inc.)	5.625%	6/15/48		4,490	4,784

	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		3,250	3,641
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20	(Prere.)	9,990	10,414
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/20	(Prere.)	8,095	8,447
4	Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36		25,820	28,391
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	105	126
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/39		17,395	19,725
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42		8,000	8,525
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/47		8,500	9,844
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/34		1,815	2,232
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/35		2,265	2,777
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/43		15,310	18,376
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/48		5,000	5,958
	Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42	(4)	3,500	4,014
	New Orleans LA Aviation Board Revenue	5.000%	1/1/28		750	900
	New Orleans LA Aviation Board Revenue	5.000%	1/1/29		750	897
	New Orleans LA Aviation Board Revenue	5.000%	1/1/30		860	1,023
	New Orleans LA Aviation Board Revenue	5.000%	1/1/31		595	705
	New Orleans LA Aviation Board Revenue	5.000%	1/1/32		500	591
	New Orleans LA Aviation Board Revenue	5.000%	1/1/33		750	883

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Orleans LA Aviation Board Revenue	5.000%	1/1/34		2,725	3,088
New Orleans LA Aviation Board Revenue	5.000%	1/1/34		500	588
New Orleans LA Aviation Board Revenue	5.000%	1/1/35		2,025	2,291
New Orleans LA Aviation Board Revenue	5.000%	1/1/43		2,250	2,594
New Orleans LA Aviation Board Revenue	5.000%	1/1/48		5,000	5,735
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30		1,210	1,327
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32		2,720	2,974
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/43	(4)	10,140	11,909
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/45	(4)	2,655	3,110
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/48	(4)	3,500	4,160
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		12,515	13,204
					197,915
Maine (0.2%)
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41		3,500	3,912
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46		7,750	8,634
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43		2,250	2,679
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48		3,000	3,552
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/31		775	863
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/32		545	603
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/34		750	826
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/35		900	1,073
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/37		2,105	2,298
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28		600	618
					25,058
Maryland (2.0%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36		1,030	1,066
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44		2,150	2,224
Baltimore County MD GO	4.000%	3/1/32		6,780	8,008
Baltimore County MD GO	4.000%	3/1/48		10,000	11,123
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31		1,000	1,183
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32		1,000	1,180
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33		1,000	1,173
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35		1,000	1,154
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36		1,000	1,151
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39		1,000	1,141
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42		1,000	1,134
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36		1,250	1,332
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39		650	654
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39		200	200
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43		3,650	3,905
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46		1,750	1,758
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46		750	751
Frederick County MD Educational Facilities Revenue (Mount St. Mary’s University Inc.)	5.000%	9/1/45		2,100	2,340
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43		4,955	5,004

Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	320	328
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,697
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,891
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,875
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,344
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,739
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	534
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,056
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,060
Maryland Community Development Administration (Department of Housing & Community Development) Revenue	3.000%	9/1/34	5,000	5,128
Maryland Community Development Administration (Department of Housing & Community Development) Revenue	4.000%	9/1/49	11,125	12,196
Maryland Department of Transportation Revenue	4.000%	12/1/29	3,060	3,535
Maryland Department of Transportation Revenue	3.000%	10/1/30	7,500	8,004
Maryland Department of Transportation Revenue	4.000%	12/1/30	3,445	3,963
Maryland Department of Transportation Revenue	4.000%	12/1/31	2,590	2,974
Maryland Economic Development Corp. Revenue (Air Cargo Obligated Group)	4.000%	7/1/39	1,100	1,213
Maryland Economic Development Corp. Revenue (Air Cargo Obligated Group)	4.000%	7/1/44	1,000	1,090
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/25	200	231
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/26	175	206
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/27	145	173
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/28	175	208
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/29	190	226
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/30	325	384
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/31	375	441

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/32		325	381
	Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/36		600	696
	Maryland GO	5.000%	6/1/24		2,190	2,560
	Maryland GO	5.000%	8/1/25		15,000	18,128
	Maryland GO	5.000%	8/1/30		21,400	27,349
	Maryland GO	4.000%	3/15/33		12,000	14,135
	Maryland Health & Higher Educational Facilities Authority Revenue (Life Bridge Health Obligated Group)	5.000%	7/1/40		2,035	2,318
	Maryland Health & Higher Educational Facilities Authority Revenue (Life Bridge Health Obligated Group)	5.000%	7/1/47		15,000	16,874
	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	4.000%	6/1/42		2,500	2,696
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/33		6,750	7,306
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/48		7,000	7,597
	Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport)	5.000%	6/1/25		4,400	5,215
	Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport)	5.000%	6/1/26		4,615	5,588
	Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport)	4.000%	6/1/34		6,760	7,734
3	Montgomery County MD GO	5.000%	11/1/27		15,625	19,869
4	Montgomery County MD Housing Opportunities Commission Program Revenue TOB VRDO	1.200%	11/7/19		4,155	4,155
	Prince Georges County MD GO	5.000%	10/1/48		15,000	18,156
	Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/37		9,000	9,866
	Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/47		6,030	6,533
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/37		1,250	1,396
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/42		2,500	2,769
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/47		2,250	2,474
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/32		6,610	8,352
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/33		11,945	15,054
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47		10,000	11,078
	Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39		750	836
	Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44		2,000	2,231
						325,323
Massachusetts (2.5%)
	Easthampton MA GO	3.000%	6/1/33		2,270	2,394
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29		4,000	3,290
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,000	2,405
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	120	132
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	745	818
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		635	686
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31		1,830	2,141
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33		5,000	5,817
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34		5,000	5,807
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35		4,065	4,711

Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	3,180
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,607
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34	1,000	1,112
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43	5,000	5,931
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	8,847
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,937
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	7,000	7,778
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47	13,170	15,057
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43	2,490	2,833
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/36	1,250	1,535
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/37	1,925	2,351
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/38	1,110	1,355
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/26	950	1,091
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/27	1,000	1,162
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/28	1,050	1,215
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/29	1,100	1,270
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/30	1,150	1,321
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/31	1,200	1,372

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/34		1,175	1,335
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/37		1,825	2,056
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/42		2,295	2,558
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/47		1,500	1,665
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44		7,165	7,868
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44		4,000	4,390
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36		215	235
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43		6,280	6,853
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/47		2,000	2,201
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57		6,500	7,134
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	1,050	1,118
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	700	745
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	2,100	2,245
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	1,400	1,496
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		2,000	2,334
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32		1,645	1,852
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33		1,000	1,120
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/49		1,000	1,216
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/59		5,000	5,938
Massachusetts Educational Financing Authority Education Loan Revenue	4.000%	7/1/21		1,205	1,256
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/22		1,500	1,636
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24		7,000	7,941
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/28		2,500	3,081
Massachusetts Federal Highway Revenue	5.000%	6/15/26		2,835	3,401
Massachusetts GO	5.000%	5/1/26		10,000	12,296
Massachusetts GO	5.000%	5/1/31		12,500	14,388
Massachusetts GO	5.000%	5/1/32		11,000	12,645
Massachusetts GO	5.000%	5/1/33		11,000	12,636
Massachusetts GO	5.000%	1/1/39		5,000	6,101
Massachusetts GO	4.000%	5/1/42		9,900	11,113
Massachusetts GO	5.000%	1/1/43		8,205	9,930
Massachusetts GO	5.000%	11/1/44		7,000	8,435
Massachusetts GO	4.000%	2/1/45		10,000	11,013
Massachusetts GO	4.000%	2/1/46		10,025	11,021
Massachusetts GO	5.000%	1/1/49		8,000	9,811
Massachusetts Housing Finance Agency Revenue	3.000%	12/1/36		1,000	979
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/25		1,000	1,180
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/26		1,000	1,203
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/27		1,030	1,260
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/31		1,250	1,556
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/33		1,000	1,236
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/34		1,750	2,158
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/35		1,350	1,660
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/36		1,125	1,379
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/37		1,500	1,832
Massachusetts Port Authority Revenue	5.000%	7/1/33		2,500	3,140
Massachusetts Port Authority Revenue	5.000%	7/1/34		3,000	3,755
Massachusetts Port Authority Revenue	5.000%	7/1/35		5,000	6,235
Massachusetts Port Authority Revenue	5.000%	7/1/38		6,275	7,742
Massachusetts Port Authority Revenue	5.000%	7/1/40		2,000	2,303
Massachusetts Port Authority Revenue	5.000%	7/1/45		3,500	4,006
Massachusetts Port Authority Revenue	4.000%	7/1/46		22,060	23,740
Massachusetts Port Authority Revenue	5.000%	7/1/47		3,110	3,658
Massachusetts Port Authority Revenue	5.000%	7/1/49		7,500	9,080
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		15,000	18,463
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49		20,000	23,406
					404,189
Michigan (3.2%)
Chippewa Valley MI Schools GO	5.000%	5/1/28		1,535	1,842
Chippewa Valley MI Schools GO	5.000%	5/1/31		1,000	1,192
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/48	(4)	10,000	11,101
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		4,735	5,138
Detroit MI Water Supply System Revenue	5.000%	7/1/31		5,000	5,268
Detroit MI Water Supply System Revenue	5.250%	7/1/41		2,045	2,161
Genesee County MI GO	5.250%	2/1/40	(15)	12,330	14,156
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44		1,730	1,909
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47		3,550	3,915

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31		6,000	7,147
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		2,000	2,331
Grosse Pointe MI Public School System GO	5.000%	5/1/31		1,525	1,938
Grosse Pointe MI Public School System GO	5.000%	5/1/32		2,150	2,722
Grosse Pointe MI Public School System GO	5.000%	5/1/33		1,265	1,597
Grosse Pointe MI Public School System GO	5.000%	5/1/34		1,300	1,637
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20	(Prere.)	10,000	10,238
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20	(Prere.)	5,525	5,634
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30		4,475	4,565
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31		3,050	3,357
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32		3,350	3,676
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33		4,750	5,189
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/36		4,790	5,195
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		7,500	8,421
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43		16,110	17,790
Lincoln MI Consolidated School District GO	5.000%	5/1/40	(4)	1,250	1,458
Livonia MI Public Schools School District GO	5.000%	5/1/45	(4)	4,550	5,252
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27		875	1,055
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28		1,000	1,201
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29		1,000	1,197
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30		1,080	1,287
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31		1,010	1,200
Marysville MI Public Schools District GO	5.000%	5/1/37		2,135	2,492
Michigan Building Authority Revenue	5.000%	4/15/34		11,135	13,102
Michigan Building Authority Revenue	5.000%	11/15/36	(4)	6,500	7,116
Michigan Building Authority Revenue	5.000%	4/15/38		5,000	5,852
Michigan Building Authority Revenue	5.000%	10/15/50		6,000	6,985
Michigan Finance Authority Revenue	3.500%	11/1/23		5,500	5,766
Michigan Finance Authority Revenue	3.750%	11/1/24		5,500	5,793
Michigan Finance Authority Revenue	4.500%	10/1/29		5,000	5,425
Michigan Finance Authority Revenue	5.000%	10/1/33		3,000	3,425
Michigan Finance Authority Revenue	5.000%	10/1/34		3,670	4,189
Michigan Finance Authority Revenue	5.000%	11/1/43		11,005	13,294
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33		5,515	6,306
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44		8,630	9,891
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		2,500	2,888
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		2,805	3,231
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(4)	4,400	5,069
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		2,000	2,272
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		1,500	1,708
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		5,500	6,380
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		8,430	9,760
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		17,830	19,139
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		7,510	8,041
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41		10,000	11,711
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/43		6,390	7,700
Michigan Finance Authority Revenue (Lawrence Technological University Project)	5.000%	2/1/47		4,000	4,364
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/32		2,500	3,160
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32		2,340	2,728
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32		4,670	5,444
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33		4,025	4,684
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34		2,200	2,556
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35		2,515	2,917
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33		2,750	3,118
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34		3,025	3,425
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27		7,040	8,283
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28		3,875	4,543
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36		2,510	2,740
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		2,345	2,616
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/40		4,750	5,244
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42		1,875	2,240
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/45		10,000	11,593
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35		2,115	2,274
Michigan State University Revenue	5.000%	2/15/44		6,000	7,376
Michigan State University Revenue	5.000%	2/15/48		6,500	7,955
Michigan Strategic Fund Fac. Rev. (Waste Management Inc.) PUT	2.850%	8/2/21		3,800	3,877
Michigan Strategic Fund LTD Revenue (Oakland Corridor Partners LLC)	4.250%	12/31/38	(4)	10,000	11,118
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22		2,985	2,989
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42		21,330	21,560
Oakland University MI Revenue	5.000%	3/1/41		5,000	5,827
Oakland University MI Revenue	5.000%	3/1/47		9,010	10,429

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,463
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,206
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,204
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,202
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,200
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,623
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,150
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,337
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,214
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,905	2,345
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,980	2,422
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,800	2,188
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,455	2,975
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,160	2,607
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,798
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,599
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,800	3,298
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	1,500	1,775
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,725
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,258
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,177
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,922
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,250
				518,302
Minnesota (0.7%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,228
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,264
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.000%	11/1/46	1,500	1,605
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.500%	11/1/46	2,000	2,206
Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48	5,000	5,514
Duluth MN Economic Development Authority Revenue (Essentia Health)	5.250%	2/15/58	11,665	13,825
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,216
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,211
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	1,024
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	600
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	597
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	2,810	3,201
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25	2,100	2,453
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	2,245	2,683
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/27	415	505
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	200	240
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	225	269
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	225	269
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	250	298
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	230	274

Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	250	297
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	1,750	2,167
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	300	355
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/38	1,500	1,850
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/39	1,230	1,513
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	750	880
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/49	2,500	3,021
Minnesota GO	5.000%	8/1/33	7,280	8,847
Minnesota Higher Education Facilities Authority Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,348
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/36	1,175	1,338
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/38	850	963
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/39	1,000	1,131
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/40	625	706
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/47	2,000	2,242
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	120	122
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,659
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,050
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	10,894
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,067
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	3,910	4,125
Scott County MN Capital Improvement Plan GO	3.000%	12/1/31	1,655	1,791
Scott County MN Capital Improvement Plan GO	3.000%	12/1/32	1,775	1,907
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/48	5,000	6,065
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/33	410	435
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/34	325	344
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/35	575	608

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/36		750	793
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/37		400	422
St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/38		700	741
St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/48		2,285	2,393
St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/53		1,615	1,683
Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/22		100	103
Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/23		200	208
Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/24		200	208
Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/25		200	209
Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/26		250	260
Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	5.000%	8/1/49		500	550
Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	5.000%	8/1/54		1,000	1,098
					110,875
Mississippi (0.2%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29		4,165	4,827
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30		2,450	2,826
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31		2,000	2,296
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46		17,500	19,629
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/35		2,000	2,475
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		5,500	5,920
					37,973
Missouri (1.4%)
Boone County MO Hospital Revenue	5.000%	8/1/26		3,050	3,285
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/36		2,690	3,084
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/33		10,000	10,851
Conley Road Transportation Development District Missouri Transportation Sales Tax Revenue	4.250%	5/1/33		3,490	3,616
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29		1,105	1,252
Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/31	(4)	1,330	1,638
Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/32	(4)	1,185	1,454
Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/54		30,000	35,340
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42		4,250	4,751
Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen Heights Project)	8.250%	5/15/20	(Prere.)	5,000	5,184
Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen Heights Project)	8.250%	5/15/20	(Prere.)	5,000	5,184
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/32		5,000	5,705
Lee’s Summit MO TAN	4.000%	11/1/27		1,850	1,884
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/47		4,000	4,779

Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,508
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,193
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,132
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,698
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/54	12,610	13,672
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/33	1,835	2,084
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/34	2,290	2,597
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	11/15/48	5,000	5,473
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/35	1,065	1,219
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/46	4,000	4,498
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,633
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/48	12,500	13,293
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	9,015	10,081
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33	17,460	19,434
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,770	2,089
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,715	3,199

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development Project)	3.875%	11/15/29		1,320	1,431
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development Project)	4.375%	11/15/35		5,500	5,969
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	4.000%	11/15/36		1,400	1,452
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/41		1,000	1,104
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/46		1,750	1,922
	St. Louis County MO Industrial Development Authority Revenue (St. Louis Innovation District Project)	4.375%	5/15/36		3,000	3,088
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship Village Obligated Group)	5.000%	9/1/48		3,000	3,358
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35		2,000	2,198
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45		4,250	4,637
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31	(4)	1,450	1,750
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32	(4)	1,570	1,889
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33	(4)	1,000	1,201
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/35	(4)	1,000	1,195
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/36	(4)	1,000	1,192
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/37	(4)	1,000	1,189
						220,385
Montana (0.0%)
	Montana Board of Regents Higher Education Revenue (University of Montana)	3.000%	11/15/34		1,000	1,047

Multiple States (0.2%)
4,5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.304%	11/1/19	LOC	24,615	24,781
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	3.150%	1/15/36		4,995	5,353
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.470%	11/1/19		8,000	8,000
						38,134
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32		2,500	2,714
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42		14,420	15,656
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		10,000	11,140
	Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/47		4,020	4,669
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32		2,010	2,242
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33		1,785	1,987
	Nebraska Public Power District Revenue	5.000%	1/1/41		7,255	8,451
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29		3,065	3,550
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/41		3,680	4,252
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37		10,500	11,733
						66,394
Nevada (0.1%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33		9,500	10,252
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28		2,000	2,418
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29		2,000	2,409
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.250%	6/1/34		600	632
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.500%	6/1/39		800	847
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.625%	6/1/43		800	848
	North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.625%	6/1/49		1,250	1,315
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	0.000%	7/1/58		29,000	4,166
						22,887
New Hampshire (0.3%)
	National Finance Authority NH Revenue (The Vista Project)	5.250%	7/1/39		1,810	1,972
	National Finance Authority NH Revenue (The Vista Project)	5.625%	7/1/46		1,000	1,100
	National Finance Authority NH Revenue (The Vista Project)	5.750%	7/1/54		2,000	2,204
	National Finance Authority NH Solid Waste Disposal Revenue (Waste Management Inc.) PUT	2.150%	7/1/24		3,250	3,273
	National Finance Authority NH Solid Waste Disposal Revenue (Waste Management Inc.) PUT	2.150%	7/1/24		3,160	3,181
	National Finance Authority NH Solid Waste Disposal Revenue (Waste Management Inc.) PUT	2.150%	7/1/24		4,000	4,023
	National Finance Authority NH Solid Waste Disposal Revenue (Waste Management Inc.) PUT	2.150%	7/1/24		1,850	1,861
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/38		4,000	4,632
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/34		1,375	1,468
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		4,450	4,736

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		3,750	4,168
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/47		7,870	8,722
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21	(Prere.)	7,000	7,459
					48,799
New Jersey (6.4%)
Atlantic City NJ GO	4.000%	11/1/24	(4)	4,805	5,124
Atlantic City NJ GO	5.000%	12/1/24		620	659
Atlantic City NJ GO	4.000%	11/1/25	(4)	2,405	2,562
Atlantic City NJ GO	5.000%	12/1/25		1,135	1,206
Atlantic City NJ GO	5.000%	12/1/26		365	387
Atlantic City NJ GO	5.000%	12/1/29		125	132
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		5,000	5,565
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25		1,195	1,356
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27	(4)	1,225	1,502
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24		12,875	13,990
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	1,450	1,454
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		10,000	11,136
New Jersey Economic Development Authority Revenue	5.000%	6/15/30		2,940	3,426
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		3,000	3,582
New Jersey Economic Development Authority Revenue	5.000%	6/15/31		5,000	5,803
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		6,700	7,976
New Jersey Economic Development Authority Revenue	5.000%	6/15/32		4,000	4,627
New Jersey Economic Development Authority Revenue	5.250%	6/15/40		2,500	2,831
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		4,665	5,252
New Jersey Economic Development Authority Revenue	5.000%	6/15/43		8,565	9,765
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		10,000	10,951
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36		3,800	4,130
New Jersey Economic Development Authority Revenue (Beloved Community Charter School Inc. Project)	5.000%	6/15/39		2,120	2,289
New Jersey Economic Development Authority Revenue (Beloved Community Charter School Inc. Project)	5.000%	6/15/49		2,140	2,295
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43		3,250	3,639
New Jersey Economic Development Authority Revenue (Middlesex Water Co.)	4.000%	8/1/59		4,200	4,549
New Jersey Economic Development Authority Revenue (Middlesex Water Co.)	5.000%	8/1/59		3,750	4,481
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.000%	7/1/33		2,000	2,307
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	18,055	20,759
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21	(Prere.)	2,055	2,169
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		6,745	7,055
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21		755	795
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	4,500	4,854
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		8,325	8,965
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		4,750	5,115
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		700	738
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	6,300	7,346
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	5,000	6,060
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		1,650	1,763
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27		2,385	2,499
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	5,000	6,166
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32		3,000	3,222
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40		19,485	21,336
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	4.500%	6/15/40		1,870	2,054
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/43		8,955	10,209
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35		1,150	1,232
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41		2,870	2,914
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20	(Prere.)	4,000	4,107
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project)	5.125%	9/15/23		12,730	13,696
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project)	5.250%	9/15/29		9,750	10,655
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/37		23,200	26,937
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/47		10,400	11,885
New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46		4,000	4,268
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32		3,000	3,514

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33		3,000	3,507
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		5,000	5,487
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/38		7,720	9,267
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48		13,540	14,433
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38	(4)	6,635	7,100
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		5,000	5,193
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		205	213
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		5,000	5,363
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		2,835	3,041
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		2,500	2,760
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		1,900	2,098
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/23		4,150	4,703
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/24		3,750	4,345
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		3,380	3,995
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		2,300	2,761
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,600	3,103
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,870	3,498
New Jersey Higher Education Assistance Authority Student Loan Revenue	2.950%	12/1/28		6,730	6,823
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28		4,500	4,749
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/28		1,405	1,721
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28		955	1,019
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29		5,000	5,250
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29		1,400	1,413
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/30		6,800	6,937
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30		5,500	5,746
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/31		7,500	7,629
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31		9,500	10,025
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/33		8,500	8,586
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/34		8,160	8,227
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		7,910	9,351
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		10,550	12,426
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		6,375	7,441
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		1,000	1,164
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/30		4,850	5,757
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		3,045	3,560
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		12,625	14,721
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,920	2,234
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		12,665	14,694
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	5,595	6,198
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		4,590	4,945
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/44		2,500	2,855
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/50		5,500	6,231
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		1,500	1,631
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23		2,740	2,900
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31		2,385	2,589
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		5,000	5,484
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/36		3,790	4,050
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36		5,000	5,422
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		13,000	14,273
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.125%	6/15/39		1,445	1,539
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,300	5,815
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		2,500	2,914
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		19,665	21,146
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		2,500	2,843
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	5,855	6,353
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	5,250	5,692
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		2,140	2,318
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	6,565	7,297
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	10,050	11,492
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		2,500	2,851
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	30,000	26,206
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		7,025	5,679
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		24,940	26,370
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		10,000	11,194
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32		7,000	7,955
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		22,000	23,108
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		5,700	3,100
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		5,000	2,589
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		5,000	2,589

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41		3,000	3,154
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	8,295	9,136
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	6,785	7,473
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	15,000	16,520
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	3,140	3,458
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		10,000	12,165
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		2,500	3,103
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		10,000	12,127
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		5,400	6,675
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35		15,500	17,630
	New Jersey Turnpike Authority Revenue	5.000%	1/1/43		1,860	2,016
	New Jersey Turnpike Authority Revenue	4.000%	1/1/48		25,360	28,292
	Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23		26,395	28,395
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/34		1,150	1,354
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/35		1,250	1,469
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/37		1,370	1,604
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		4,000	4,851
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		28,660	32,617
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		29,480	32,455
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46		15,340	17,818
	Union County NJ Improvement Authority Solid Waste Disposal Revenue (Aries Linden LLC)	6.750%	12/1/41		8,000	8,046
						1,019,615
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Gerald Champion Regional Medical Center)	5.500%	7/1/42		5,000	5,412
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		45,000	52,642
3	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/44		500	553
3	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/49		1,200	1,320
						59,927
New York (8.6%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	5,000	5,052
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27		4,000	4,769
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28		3,750	4,446
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/33		475	560
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/35		850	999
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/36		670	786
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39		1,500	1,656
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21	(Prere.)	15,725	16,648
4	Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20		1,190	1,190
4	Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24		6,280	6,275
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,000	1,191
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		4,500	5,474
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,510	1,833
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		1,000	1,183
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		5,000	6,051
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32		1,000	1,180
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33		1,600	1,884
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		1,500	1,762
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		12,040	13,671
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	(15)	10,000	11,824
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	(15)	10,000	12,264
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/45		9,390	11,254
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/50	(15)	20,000	22,202
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/52	(15)	25,000	30,146
3	Metropolitan Transportation Authority NY Revenue VRDO	5.000%	11/15/24		47,500	55,154
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31		1,025	1,226
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		3,000	3,461
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30		1,500	1,691
4	New York City NY Build NYC Resource Corp. Revenue (Albert Einstein College of Medicine Project)	5.500%	9/1/45		5,700	6,492
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/28		4,035	4,660
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/31		4,425	5,046
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41		5,905	6,584
	New York City NY GO	5.000%	8/1/35		5,000	6,338
	New York City NY GO	5.000%	8/1/36		15,000	16,825
	New York City NY GO	5.000%	8/1/39		2,000	2,504
	New York City NY GO	4.000%	3/1/42		10,000	11,150
	New York City NY GO	5.000%	3/1/44		10,000	12,053
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		1,000	1,041

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Industrial Development Agency Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/28		4,000	4,309
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	12/15/21	(Prere.)	1,205	1,302
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		6,795	7,264
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		16,235	18,856
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48		6,385	7,606
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	6,257
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		5,000	6,234
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		5,000	6,208
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41		8,000	9,297
	New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49		5,000	5,022
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35		15,020	18,620
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36		15,000	17,020
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		4,135	4,772
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37		2,825	3,168
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37		3,200	3,671
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37		11,250	13,268
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38		25,000	28,034
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		3,350	3,827
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38		7,865	8,899
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		8,250	9,098
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		7,000	7,823
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/44		1,950	2,146
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/38		10,000	12,313
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		7,620	9,321
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		8,000	9,035
	New York Convention Center Development Corp. Revenue	0.000%	11/15/40		3,500	1,921
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40		7,465	8,790
	New York Convention Center Development Corp. Revenue	0.000%	11/15/43		2,500	1,224
	New York Convention Center Development Corp. Revenue	0.000%	11/15/45		10,000	4,562
4	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		8,950	9,090
	New York Liberty Development Corp. Revenue	5.125%	1/15/20	(Prere.)	5,000	5,040
	New York Liberty Development Corp. Revenue	6.375%	1/15/20	(Prere.)	10,870	10,981
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		5,080	5,415
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		11,000	11,965
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		13,070	17,819
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37		5,025	7,171
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	13,000	13,568
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	9,000	9,727
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	6,625	7,194
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,875	2,036
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,000	2,278
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,000	2,278
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23	(Prere.)	2,250	2,629
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23	(Prere.)	2,500	2,921
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36		9,225	10,584
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37		6,875	8,124
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		8,575	9,497
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40		3,000	3,433
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		7,000	8,249
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,500	6,543
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19	(Prere.)	3,250	3,254
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	2,450	2,500
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		7,000	8,325
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		10,000	10,626
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		15,900	17,652
	New York NY GO	5.000%	10/1/32		2,000	2,566
	New York NY GO	5.000%	10/1/33		1,770	2,263
	New York NY GO	4.000%	10/1/35		2,885	3,341
	New York NY GO	4.000%	8/1/38		4,000	4,575
	New York NY GO	5.000%	12/1/39		9,920	12,255
	New York State Dormitory Authority Revenue	5.000%	3/15/43		15,000	18,327
	New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41		3,775	4,435
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34		14,370	16,702
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39		6,000	6,685
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43		6,500	7,189
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/24		1,800	2,080
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/29		2,700	3,220
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31		1,600	1,896
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33		700	826
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/34		1,000	1,177

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37		400	467
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		4,295	5,032
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		8,920	10,558
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		3,050	3,674
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36		6,920	7,820
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		5,105	6,422
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37		8,500	9,543
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		3,000	3,456
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		9,000	10,680
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40		11,745	14,441
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34		1,000	1,169
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20	(Prere.)	5,000	5,144
New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/28	(Prere.)	5	6
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		8,040	10,104
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		14,340	18,131
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		15,000	18,335
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41		5,035	6,176
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44		18,000	19,846
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69		5,475	5,529
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69		5,050	5,097
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69		10,000	10,197
New York State Thruway Authority Revenue	4.000%	1/1/39		3,750	4,258
New York State Thruway Authority Revenue	5.000%	3/15/42		5,000	6,012
New York State Thruway Authority Revenue	4.000%	1/1/50		3,750	4,158
New York State Thruway Authority Revenue	5.000%	1/1/51		6,800	7,826
New York State Thruway Authority Revenue	5.250%	1/1/56		5,000	5,825
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/41		5,000	6,142
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/42		2,640	3,234
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/48		10,000	11,255
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43		10,000	11,325
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport Project)	5.000%	8/1/26		17,500	18,360
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport Project)	5.000%	8/1/31		38,270	40,050
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/32		8,500	10,186
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33		8,000	9,559
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/34		5,500	6,558
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35	(4)	5,000	5,357
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36		5,000	5,445
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36		5,000	5,932
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36	(4)	5,500	5,880
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/41	(4)	2,060	2,183
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,695	1,962
Port Authority of New York & New Jersey Revenue	4.000%	3/15/30		30,000	34,890
Port Authority of New York & New Jersey Revenue	5.000%	9/1/32		2,740	3,471
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		3,270	4,128
Port Authority of New York & New Jersey Revenue	5.000%	12/1/33		5,000	5,633
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		2,725	3,431
Port Authority of New York & New Jersey Revenue	5.000%	10/1/35		2,400	2,858
Port Authority of New York & New Jersey Revenue	5.000%	10/15/36		2,665	3,057
Port Authority of New York & New Jersey Revenue	5.000%	10/15/37		4,665	5,341
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41		2,755	3,236
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42		5,000	5,973
Port Authority of New York & New Jersey Revenue	5.000%	10/15/44		10,000	11,352
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46		9,530	11,357
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47		5,000	5,919
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31		4,000	4,183
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		13,000	13,618
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30		2,315	2,610
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31		2,000	2,243
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30		2,750	3,052
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31		1,000	1,109
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32		2,370	2,619
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36		7,050	8,277
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41		1,000	1,122
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		10,930	13,094

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46		10,000	11,756
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20	(Prere.)	2,665	2,797
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		335	350
Westchester County NY Industrial Development Agency Facilities Revenue (Million Air Two LLC Obligated Group)	7.000%	6/1/46		7,035	7,935
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34		2,050	2,281
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42		9,000	10,089
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46		27,500	30,869
					1,386,812
North Carolina (0.5%)
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	4.000%	1/15/38		4,500	4,965
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/42		500	574
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/47		975	1,113
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25		2,000	2,279
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30		2,000	2,175
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35		2,250	2,399
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/22	(Prere.)	2,000	2,194
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30		4,000	4,690
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32		5,000	5,823
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40		10,000	11,473
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35		5,810	6,530
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/20		1,395	1,430
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/26		5,000	5,503
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/30		3,000	3,286
North Carolina Medical Care Commission Retirement Facilities Revenue (Aldersgate United Methodist Retirement Community, Inc.)	5.000%	7/1/47		3,450	3,773
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31		1,750	1,943
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37		4,800	5,258
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/41		2,115	2,274
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/46		3,160	3,386
North Carolina Turnpike Authority Revenue	5.000%	1/1/30		3,300	3,967
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47		3,610	4,101
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51		4,800	5,444
					84,580
North Dakota (0.2%)
Cass County ND Health Facilities Revenue (Essentia Health Obligated Group)	5.250%	2/15/58		5,000	5,853
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/34		4,705	5,484
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/38		6,000	6,889
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/43		5,000	5,669
					23,895
Ohio (2.5%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	10,000	10,331
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		6,500	7,015
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33		2,530	2,784
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41		3,065	3,554
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41		3,000	3,440
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	5.750%	6/1/20	(Prere.)	5,000	5,132
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37		5,000	5,120
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47		10,545	10,784
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		3,750	3,999
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,262
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	3,380	3,518
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		8,810	10,107
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37		1,750	1,940
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/47		3,195	3,493
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/50		2,500	2,728
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37		5,700	6,829
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/47		7,200	8,478
Cleveland OH Airport System Revenue	5.000%	1/1/27		3,510	4,241
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/33		400	500
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/34		300	374
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/35		500	622
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/36		450	558

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/37		435	538
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/38		700	862
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/39		705	866
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/31		5,630	6,508
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37		4,455	5,078
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		5,000	5,652
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		10,250	11,763
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		10,000	11,634
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57		10,050	11,199
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		6,000	6,959
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47		8,645	9,545
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47		2,385	2,829
Great Oaks Career Campuses OH Board of Education COPS	3.000%	12/1/32		1,795	1,895
Great Oaks Career Campuses OH Board of Education COPS	3.000%	12/1/36		2,025	2,095
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		1,500	1,692
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/37		1,000	1,138
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		2,100	2,335
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/47		1,500	1,686
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51		5,000	5,520
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/52		1,130	1,264
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	11/15/49		10,000	14,597
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		15,000	17,585
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47		11,520	13,428
Hickory Chase OH Community Authority Infrastructure Improvement Revenue	5.000%	12/1/40		2,740	2,825
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38		7,280	7,993
Lake County OH Port & Economic Development Lease Revenue (Tapestry Wickliffe LLC)	6.750%	12/1/52		600	624
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		10,000	11,625
Little Miami OH School District GO	5.000%	11/1/43		1,000	1,158
Little Miami OH School District GO	5.000%	11/1/48		2,000	2,300
Little Miami OH School District GO	4.000%	11/1/55		6,500	6,860
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	2,670	2,885
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	3,000	3,286
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		13,250	15,323
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/49		12,000	14,147
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/42		2,830	3,028
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/45		3,500	3,727
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28		5,500	5,943
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38		25,170	27,137
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48		5,000	5,402

Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47	2,000	2,182
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43	5,000	5,614
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46	15,600	17,436
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	2,235	2,379
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39	3,540	3,959
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,420
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	4,965	5,464
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,811
				397,005
Oklahoma (0.6%)
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,000	1,199
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,900	2,253
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,000	1,181
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37	7,390	8,674
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.250%	8/15/43	8,500	10,163
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.250%	8/15/48	5,000	5,933
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.500%	8/15/52	12,000	14,392
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.500%	8/15/57	18,000	21,450
Oklahoma Development Finance Authority Revenue (Provident Oklahoma Education Resources Inc.)	5.000%	8/1/47	4,575	2,608
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35	580	637
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36	295	323
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	4,060
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,496
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	4,500	5,018
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	9,811
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	627
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	462
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,142
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	799

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/37		1,000	1,145
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/45		2,250	2,546
						99,919
Oregon (0.5%)
	Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/30		2,120	2,638
	Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/43		8,375	10,262
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/31		5,000	5,845
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32		3,600	4,207
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44		1,170	1,223
	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31		5,825	5,481
	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31		10,550	9,926
	Port of Portland OR International Airport Revenue	5.000%	7/1/31		2,000	2,507
	Port of Portland OR International Airport Revenue	5.000%	7/1/32		1,650	2,061
	Port of Portland OR International Airport Revenue	5.000%	7/1/34		3,160	3,585
	Port of Portland OR International Airport Revenue	5.000%	7/1/37		2,870	3,387
	Port of Portland OR International Airport Revenue	5.000%	7/1/42		5,000	5,843
	Port of Portland OR International Airport Revenue	5.000%	7/1/47		5,000	5,807
	Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46		8,000	9,257
	Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46		2,250	2,486
						74,515
Pennsylvania (6.7%)
	Allegheny County PA GO	5.000%	11/1/19	(Prere.)	3,265	3,265
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/35		1,985	2,107
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/32		2,500	3,145
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/36		3,125	3,523
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/37		4,680	5,247
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/38		4,000	4,463
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/39		4,000	4,444
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	1,000	1,131
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32	(4)	1,385	1,562
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33	(4)	2,000	2,252
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30		2,650	2,810
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33		1,250	1,456
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		14,500	15,185
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		12,850	14,344
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		3,500	3,940
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32		1,020	1,098
3	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		9,300	10,555
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/32		445	517
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/42		500	567
	Blythe Township PA Solid Waste Authority Revenue	7.750%	12/1/37		3,000	3,414

	Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/25		1,020	1,090
	Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	5.000%	3/1/33		1,865	2,210
	Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/41		2,630	2,859
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		4,000	4,729
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/47		12,290	14,447
	Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	4.375%	3/1/28		275	287
	Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	5.000%	3/1/38		650	692
	Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	5.125%	3/1/48		1,050	1,117
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		8,250	10,051
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		3,000	3,635
	Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	4,625	5,109
	Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41		4,000	4,126
3	Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/49		7,500	8,250
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		4,000	4,760
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/41		3,500	3,876

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	2,000	2,202
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35	1,060	1,179
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/39	1,625	1,765
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/46	3,175	3,426
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/29	195	220
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/38	1,000	1,102
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/39	385	423
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43	1,200	1,310
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/49	500	544
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53	1,900	2,061
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/54	1,000	1,084
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40	3,975	4,246
	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System)	5.000%	8/15/46	7,000	8,212
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,636
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,643
	Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,440	4,958
	Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32	2,710	2,772
	Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42	4,150	4,245
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	2,940	3,206
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35	10,060	10,926
3	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/49	7,500	8,092
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,894
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/40	500	555
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/35	2,000	2,240
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/38	1,160	1,282
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/39	2,545	2,814
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49	8,160	8,835
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/51	4,750	5,126
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/51	1,375	1,634
	Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	4,071
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36	11,300	12,692
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45	10,035	11,189
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,894

Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		1,750	1,937
Montgomery County PA Industrial Development Authority Revenue (Haverford School Project)	3.000%	3/1/49		3,500	3,451
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,500	2,792
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,670	2,982
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/32		3,765	4,213
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/37		2,800	3,105
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47		2,000	2,193
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40		5,000	5,150
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50		10,120	10,457
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		1,600	1,734
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.125%	7/1/50		15,000	16,314
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		12,000	12,992

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		765	846
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (National Gypsum Co.)	5.500%	11/1/44		5,000	5,332
	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38		4,000	4,556
	Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement Project)	5.000%	12/31/25		225	262
	Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement Project)	5.000%	12/31/29		10,000	11,624
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36		8,965	10,025
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37		10,000	11,141
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24		9,300	9,364
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24		17,500	17,302
	Pennsylvania GO	5.000%	7/15/28		10,000	12,658
	Pennsylvania GO	5.000%	8/1/32		8,235	9,591
	Pennsylvania GO	5.000%	8/1/33		6,440	7,469
	Pennsylvania GO	4.000%	3/1/37	(15)	5,000	5,636
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		5,000	5,591
	Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	2,275	2,502
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		14,140	16,119
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		3,135	3,386
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	4,000	4,227
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23	(Prere.)	4,110	4,813
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		30,000	35,908
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		10,010	11,957
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		10,015	11,935
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,200	10,623
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		5,000	5,774
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		4,000	4,835
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		12,475	15,502
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36		5,000	5,574
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37		6,245	7,256
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		1,280	1,552
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		12,000	13,921
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		18,275	22,315
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		13,045	14,930
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		6,400	7,348
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		16,415	18,949
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		11,225	13,027
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41		17,000	19,591
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41		5,000	5,840
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		9,500	11,372
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		8,000	9,891
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		5,400	6,520
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		3,500	4,065
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		10,530	12,070
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		5,000	5,909
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47		10,000	11,904
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		8,005	8,745
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49		5,000	6,145
1	Pennsylvania Turnpike Commission Revenue, 5.125% coupon rate effective 6/1/2024	0.000%	12/1/39		8,000	7,978
	Philadelphia PA Airport Revenue	5.000%	7/1/33		2,500	2,996
	Philadelphia PA Airport Revenue	5.000%	7/1/34		5,680	6,792
	Philadelphia PA Airport Revenue	5.000%	7/1/35		7,680	9,162
	Philadelphia PA Airport Revenue	5.000%	7/1/37		4,000	4,746
	Philadelphia PA Airport Revenue	5.000%	7/1/42		7,350	8,628
	Philadelphia PA Airport Revenue	5.000%	7/1/47		5,000	5,836
	Philadelphia PA Authority for Industrial Development Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/39		1,840	1,955
	Philadelphia PA Authority for Industrial Development Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/49		2,775	2,928
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		5,000	5,937
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42		6,600	7,633
	Philadelphia PA Gas Works Revenue	5.000%	8/1/26		3,545	4,206
	Philadelphia PA Gas Works Revenue	5.000%	8/1/27		2,000	2,363
	Philadelphia PA Gas Works Revenue	5.000%	8/1/28		2,000	2,357
	Philadelphia PA Gas Works Revenue	5.000%	10/1/30		4,200	5,035
	Philadelphia PA Gas Works Revenue	5.000%	10/1/32		3,335	3,977
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33		1,000	1,162

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		1,000	1,160
	Philadelphia PA Gas Works Revenue	4.000%	10/1/35		1,845	2,007
	Philadelphia PA Gas Works Revenue	4.000%	10/1/36		1,750	1,899
	Philadelphia PA Gas Works Revenue	5.000%	8/1/42		6,300	7,420
	Philadelphia PA Gas Works Revenue	5.000%	8/1/47		9,255	10,838
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/33		1,000	1,166
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,164
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/36		5,850	6,374
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		7,930	8,599
	Philadelphia PA School District GO	5.000%	9/1/32		1,500	1,830
	Philadelphia PA School District GO	5.000%	9/1/34		2,450	2,975
	Philadelphia PA School District GO	5.000%	9/1/36		2,200	2,657
	Philadelphia PA School District GO	5.000%	9/1/38		1,250	1,500
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40		3,510	3,962
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42		7,885	9,437
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/47		25,035	29,794
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/49		10,000	12,235
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/52		2,500	2,963
	Philadelphia PA Water & Wastewater Revenue	5.250%	10/1/52		7,000	8,423
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54		8,000	9,709
	Pittsburgh PA GO	5.000%	9/1/25		500	600
	Pittsburgh PA GO	5.000%	9/1/27		635	795
	Pittsburgh PA GO	5.000%	9/1/28		590	734
	Pittsburgh PA GO	4.000%	9/1/32		500	568
	Pittsburgh PA GO	4.000%	9/1/33		500	566
	Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital Obligated Group)	5.000%	8/15/40		8,125	9,185
	Quakertown PA General Authority Health Facilities Revenue (LifeQuest Obligated Group)	3.125%	7/1/21		8,365	8,359
	Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	10,000	10,406
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/35		1,000	1,161
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/38		1,500	1,726
	Washington County PA Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23		905	918
4	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		35,000	37,801
						1,069,585
Puerto Rico (1.0%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/24		5,380	5,656
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		55	57
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37		95	99
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		4,185	4,379
6	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23		3,735	2,801
6	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/25		4,000	3,040
6	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/28		3,000	2,280
6	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/29		4,900	3,675
6	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/32		3,230	2,423
6	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/40		7,995	6,076
6	Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26		2,500	1,900
6	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/28		1,000	750
	Puerto Rico Highway & Transportation Authority Transportation Revenue	5.250%	7/1/41	(12)	5,000	5,569
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		8,377	7,341
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		8,461	6,768
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		29,658	22,135
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33		528	332
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		45,313	45,992
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40		196	200
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/46		5,023	1,306
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/51		4,092	793
	Puerto Rico Sales Tax Financing Corp. Revenue	4.750%	7/1/53		1,436	1,483
	Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58		27,903	29,293
						154,348
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41		1,000	1,150
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Providence College)	5.000%	11/1/42		2,000	2,361
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Providence College)	5.000%	11/1/47		8,350	9,821
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/28		2,505	3,026

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/29		5,170	6,220
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/30		2,105	2,521
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/31		1,000	1,114
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/32		1,250	1,388
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/33		1,350	1,497
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/34		1,325	1,466
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/35		1,000	1,118
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/35		1,685	1,883
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/36		1,000	1,115
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/36		1,590	1,773
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/37		1,250	1,389
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/37		1,270	1,411
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/31		4,500	5,146
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/36		8,500	9,617
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/27	(4)	10,040	11,772
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22		875	961
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/23		750	845
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24		1,350	1,555
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25		850	999
Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31		2,430	2,557
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29		4,530	5,186
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30		4,000	4,556
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		5,260	5,278
					87,725
South Carolina (1.7%)
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/49		10,000	12,588
Florence SC Water & Sewer Revenue	3.000%	9/1/35		4,370	4,575
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/38		7,650	8,333
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/39		1,500	1,628
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41		11,110	12,811
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		10,000	10,885
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	10,687
Rock Hill SC Utility System Revenue	5.000%	1/1/32		630	794
Rock Hill SC Utility System Revenue	5.000%	1/1/33		1,020	1,282
Rock Hill SC Utility System Revenue	5.000%	1/1/35		1,120	1,401
Rock Hill SC Utility System Revenue	4.000%	1/1/36		1,500	1,703
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/25		2,180	2,547
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47		7,500	8,638
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48		4,880	5,285
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46		15,000	17,053
South Carolina Ports Authority Revenue	5.250%	7/1/25	(Prere.)	1,765	2,115
South Carolina Ports Authority Revenue	5.000%	7/1/27		4,000	4,910
South Carolina Ports Authority Revenue	5.000%	7/1/28		2,000	2,495
South Carolina Ports Authority Revenue	5.000%	7/1/29		2,040	2,529
South Carolina Ports Authority Revenue	5.000%	7/1/30		2,000	2,465
South Carolina Ports Authority Revenue	5.250%	7/1/55		8,480	9,694
South Carolina Public Service Authority Revenue	5.000%	12/1/26		5,000	5,831
South Carolina Public Service Authority Revenue	5.000%	12/1/30		3,755	4,008
South Carolina Public Service Authority Revenue	5.000%	6/1/22	(Prere.)	2,500	2,696
South Carolina Public Service Authority Revenue	5.000%	12/1/30		1,095	1,304
South Carolina Public Service Authority Revenue	5.000%	12/1/31		2,285	2,635
South Carolina Public Service Authority Revenue	5.000%	12/1/31		1,150	1,336
South Carolina Public Service Authority Revenue	5.000%	12/1/31		3,790	4,504
South Carolina Public Service Authority Revenue	5.000%	12/1/31		2,150	2,584
South Carolina Public Service Authority Revenue	5.500%	12/1/33		1,305	1,491

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/35		7,940	9,076
South Carolina Public Service Authority Revenue	5.000%	12/1/35		990	1,164
South Carolina Public Service Authority Revenue	5.000%	12/1/36		5,030	5,964
South Carolina Public Service Authority Revenue	5.000%	12/1/36		11,100	11,807
South Carolina Public Service Authority Revenue	5.000%	12/1/37		3,685	4,311
South Carolina Public Service Authority Revenue	5.000%	12/1/38		5,500	6,140
South Carolina Public Service Authority Revenue	5.000%	12/1/38		410	458
South Carolina Public Service Authority Revenue	5.000%	12/1/38		11,125	12,991
South Carolina Public Service Authority Revenue	5.000%	12/1/38		50	56
South Carolina Public Service Authority Revenue	5.000%	12/1/39		5,000	5,676
South Carolina Public Service Authority Revenue	5.000%	12/1/43		8,650	9,227
South Carolina Public Service Authority Revenue	5.125%	12/1/43		540	603
South Carolina Public Service Authority Revenue	5.000%	12/1/46		9,265	10,439
South Carolina Public Service Authority Revenue	5.000%	12/1/48		600	664
South Carolina Public Service Authority Revenue	5.000%	12/1/49		4,605	5,126
South Carolina Public Service Authority Revenue	5.000%	12/1/50		10,550	11,942
South Carolina Public Service Authority Revenue	5.000%	12/1/55		2,600	2,936
South Carolina Public Service Authority Revenue	5.250%	12/1/55		5,195	5,994
South Carolina Public Service Authority Revenue	5.000%	12/1/56		9,600	11,084
Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/32		3,680	3,945
					270,410
South Dakota (0.3%)
Rapid City SD Sales Tax Revenue	4.000%	12/1/48		7,500	8,095
South Dakota Building Authority Revenue	5.000%	6/1/23	(Prere.)	4,000	4,533
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/40		10,000	11,807
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37		10,000	10,848
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44		5,000	5,608
					40,891
Tennessee (1.1%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31		1,700	1,830
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37		375	398
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47		2,125	2,225
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	6,500	7,285
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/31		2,000	2,447
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/33		1,385	1,687
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/36		1,000	1,100
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/37		1,700	1,863
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/49		12,385	14,591
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39		7,600	8,436
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44		10,280	11,346
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (East Tennessee Children’s Hospital)	4.000%	11/15/48		5,000	5,399
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/36		2,000	2,318
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/34		450	536
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/39		900	1,055
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/48		1,800	2,082
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/40		4,000	4,660
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46		5,000	5,762
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	8/2/21		3,000	3,061
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		25,000	28,794
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		2,350	2,503
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		1,010	1,083
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		6,285	6,893
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		2,190	2,411
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		1,665	1,877
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24		5,875	6,623
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		8,060	9,310
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		3,535	4,231
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		16,325	19,429
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		17,000	18,750

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38		405	418
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39		1,565	1,633
						182,036
Texas (6.7%)
	Abilene TX Independent School District GO	4.000%	2/15/30		2,000	2,327
	Abilene TX Independent School District GO	4.000%	2/15/31		1,840	2,127
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28		1,200	1,421
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28		600	695
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29		1,175	1,381
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29		500	577
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30		1,025	1,202
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30		500	575
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/31		1,200	1,403
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32		850	974
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/34		500	570
	Austin TX Airport System Revenue	5.000%	11/15/25		1,000	1,195
	Austin TX Airport System Revenue	5.000%	11/15/26		1,200	1,462
	Austin TX Airport System Revenue	5.000%	11/15/27		1,750	2,168
	Austin TX Airport System Revenue	5.000%	11/15/28		2,255	2,837
	Austin TX Airport System Revenue	5.000%	11/15/31		1,000	1,262
	Austin TX Airport System Revenue	5.000%	11/15/31		1,035	1,238
	Austin TX Airport System Revenue	5.000%	11/15/33		1,155	1,375
	Austin TX Airport System Revenue	5.000%	11/15/35		1,255	1,487
	Austin TX Airport System Revenue	5.000%	11/15/37		1,410	1,662
	Austin TX Airport System Revenue	5.000%	11/15/39		5,890	6,696
	Austin TX Airport System Revenue	5.000%	11/15/41		4,000	4,679
	Austin TX Airport System Revenue	5.000%	11/15/46		5,015	5,830
	Brownsville TX Utility System Revenue	4.000%	9/1/30		10,000	10,684
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	1,500	1,586
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32		4,090	2,960
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		3,000	2,081
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		6,590	7,192
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,300	1,509
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,350	1,564
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		1,650	1,911
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36		1,375	1,590
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41		6,000	6,388
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43		750	812
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		1,000	1,128
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46		7,000	7,954
	Clifton TX Higher Education Finance Corp. Revenue (International Leadership)	6.000%	8/15/38		6,500	7,246
	Clifton TX Higher Education Finance Corp. Revenue (International Leadership)	6.125%	8/15/48		14,000	15,605
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31		7,500	9,813
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		8,000	9,388
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/33		5,065	5,856
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/34		5,175	5,963
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	7,085	7,342
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	7,085	7,342
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	11,000	11,399
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	3,780	3,917
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26		2,000	2,287
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		21,305	22,613
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		10,000	10,606
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		16,940	17,966
	Fort Worth TX GO	4.000%	3/1/32		4,520	5,153
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		8,000	9,046
1	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.450% coupon rate effective 10/1/2023	0.000%	10/1/34		19,550	21,104
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/31		8,000	8,774
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater Houston Area)	5.000%	6/1/38		2,500	2,671
	Harris County TX GO	5.000%	8/15/34		1,670	1,994
	Harris County TX GO	5.000%	8/15/35		5,015	5,969
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		8,500	9,091
	Harris County TX Sports Authority Revenue	5.000%	11/15/31		500	569
	Harris County TX Sports Authority Revenue	5.000%	11/15/32		500	568
	Harris County TX Sports Authority Revenue	5.000%	11/15/34		1,100	1,247
	Hays County TX Special Assessment Revenue	7.000%	9/15/45		4,500	4,737
	Houston TX Airport System Revenue	5.000%	7/1/31		900	977

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,424
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24	17,500	19,030
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29	13,150	14,690
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30	4,000	4,288
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,410	1,707
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/29	1,055	1,274
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30	1,385	1,666
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/45	9,500	10,879
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	300	307
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/30	1,000	1,010
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/30	1,250	1,265
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/36	500	495
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/42	2,750	2,684
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/43	2,000	2,215
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/48	3,675	4,060
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Legacy Preparatory Charter Academy)	6.000%	8/15/37	4,040	4,345
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Legacy Preparatory Charter Academy)	6.000%	8/15/47	3,695	3,912
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,780
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	4,178
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,776
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Midtown Park Inc. Obligated Group)	5.500%	7/1/54	9,180	9,653
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	4,972
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,211
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	5,075
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/31	850	936
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/36	1,550	1,689
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/46	6,600	7,088
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/46	2,500	2,660
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/52	2,150	2,277
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,129
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,112
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Children’s Health System of Texas Project)	4.000%	8/15/35	3,000	3,350
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/35	1,500	1,644
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/47	4,000	4,322
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/35	4,200	3,898
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/47	21,370	19,750
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	5,860	6,627
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	990	1,113

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		7,700	8,652
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		4,150	4,636
	North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	7,000	7,476
	North Texas Tollway Authority System Revenue	6.000%	9/1/21	(Prere.)	5,000	5,429
	North Texas Tollway Authority System Revenue	6.250%	2/1/23		20,000	20,231
	North Texas Tollway Authority System Revenue	5.000%	1/1/30		10,000	11,661
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		13,020	13,985
	North Texas Tollway Authority System Revenue	4.000%	1/1/34		1,000	1,152
	North Texas Tollway Authority System Revenue	5.000%	1/1/35		4,845	6,620
	North Texas Tollway Authority System Revenue	4.000%	1/1/36		16,035	18,342
	North Texas Tollway Authority System Revenue	5.000%	1/1/39		5,000	6,038
	North Texas Tollway Authority System Revenue	5.000%	1/1/42		8,000	8,538
	North Texas Tollway Authority System Revenue	5.000%	1/1/48		13,200	15,724
	North Texas Tollway Authority System Revenue	5.000%	1/1/48		35,700	41,835
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46		2,250	2,513
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		1,180	1,213
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24		7,790	9,067
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25		1,000	1,191
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47		4,755	5,621
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48		30,000	32,963
	San Antonio TX GO	4.000%	8/1/34		4,060	4,705
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Air Force Villages Project)	5.000%	5/15/37		6,000	6,543
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	4.500%	11/15/23		6,500	6,506
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	6.750%	11/15/47		2,000	2,296
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	6.750%	11/15/52		2,500	2,861
6	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Corpus Christi, Mirador Senior Living Inc.)	4.125%	11/15/28		2,825	28
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Stayton at Museum Way Project)	8.250%	11/15/44		3,000	2,850
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/43		5,925	7,112
	Texas GO	5.000%	4/1/43		8,640	10,158
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		1,120	1,198
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		1,170	1,287
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/24		1,645	1,807
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		7,500	8,770
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		16,500	18,095
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		3,050	3,338
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26		6,995	8,540
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27		3,650	3,989
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		2,970	3,240
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		4,355	4,741
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/30		425	462
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		3,705	3,744
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		20,000	20,860
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33		10,000	10,427
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38		13,175	15,445
	Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		23,525	23,737
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		2,640	2,739
	Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43		24,790	28,737
	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40		4,450	4,987
	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45		5,000	5,570
	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50		6,000	6,668
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	5.000%	6/30/58		35,000	40,765
	Texas Transportation Commission Revenue	0.000%	8/1/34		1,300	790
	Texas Transportation Commission Revenue	0.000%	8/1/35		1,200	683
	Texas Transportation Commission Revenue	0.000%	8/1/36		1,000	539
	Texas Transportation Commission Revenue	5.000%	8/1/57		13,000	15,187
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		6,280	7,114
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		31,900	36,085
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		17,925	20,160
	Texas Water Development Board Revenue	4.000%	10/15/33		5,085	5,832
	Texas Water Development Board Revenue	4.000%	10/15/36		5,000	5,804
	University of Houston Texas Revenue	5.000%	2/15/37		7,200	8,502
	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/35	(15)	1,600	1,798
	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/37	(15)	1,500	1,673

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41	(15)	2,750	3,036
	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/45	(15)	1,700	1,866
						1,067,397
Utah (0.8%)
	Salt Lake City UT Airport Revenue	5.000%	7/1/42		16,000	18,783
	Salt Lake City UT Airport Revenue	5.000%	7/1/47		28,000	32,680
	Salt Lake City UT Airport Revenue	5.000%	7/1/48		8,500	10,063
	Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,475	4,937
	Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	3,700	4,082
	Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,685	5,168
	Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	3,500	3,861
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41		16,500	19,372
	Utah GO	5.000%	7/1/31		4,000	5,179
	Utah GO	5.000%	7/1/32		2,600	3,353
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	(Prere.)	4,805	5,271
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29		1,265	1,432
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		4,500	5,074
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31		4,000	4,500
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	(15)	5,100	6,185
						129,940
Vermont (0.2%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/35		1,350	1,828
	University of Vermont & State Agricultural College GO	5.000%	10/1/36		1,375	1,879
	Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41		6,800	7,686
	Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46		5,800	6,512
	Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/37		1,500	1,759
	Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/38		1,785	2,089
	Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/39		1,130	1,320
	Vermont Housing Finance Agency Revenue	4.125%	11/1/42		360	367
	Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/25		1,010	1,175
	Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/26		1,375	1,630
	Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/27		850	1,002
	Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/28		1,325	1,555
	Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/31		1,250	1,336
	Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/32		1,250	1,332
7	Vermont Student Assistance Corp. Education Loan Revenue, 3M USD LIBOR + 3.000%	5.089%	12/3/35		6,215	6,462
						37,932
Virgin Islands (0.1%)
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/21		250	257
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29		3,500	3,506
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33		4,695	4,613
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44		5,410	5,153
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30		5,000	5,551
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33		3,000	3,307
						22,387
Virginia (2.0%)
	Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue (Portals West Apartment)	8.250%	4/1/32	(ETM)	370	513
	Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		13,500	15,434
1	Chesapeake VA Toll Road Revenue, 4.875% coupon rate effective 7/15/2023	0.000%	7/15/40		7,800	7,719
	Chesterfield County VA Economic Development Authority Public Facilities Revenue	4.000%	4/1/30		1,550	1,856
	Chesterfield County VA Economic Development Authority Public Facilities Revenue	4.000%	4/1/31		2,035	2,425
	Chesterfield County VA Economic Development Authority Retirement Facilities Revenue (Brandermill Woods Project)	5.125%	1/1/43		4,750	4,876
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group)	4.000%	5/15/48		5,000	5,516
	Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/38		5,280	6,069
	Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/43		3,900	4,429
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/29		1,425	1,632
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/30		2,000	2,287
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/31		1,155	1,320
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/33		1,000	1,137

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/42	5,550	5,749
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/48	1,435	1,554
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/51	1,690	1,828
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/31	750	799
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,514
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,809
4	Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	18,592
	Norfolk VA GO	5.000%	8/1/29	4,250	5,473
	Norfolk VA GO	5.000%	8/1/30	4,460	5,712
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	5.000%	1/1/49	2,500	2,712
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	5.250%	1/1/54	3,400	3,714
	Peninsula Town Center Community Development Authority Virginia Revenue	5.000%	9/1/45	2,300	2,545
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,932
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,125
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	4,442
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	2,150	2,632
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,112
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,405
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,195
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,875
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,547
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	11,465	13,129
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/31	6,985	8,846
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/32	7,340	9,263
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/33	7,715	9,710
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,796
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,632
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,528
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,291
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	16,031
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	1/1/44	2,000	2,128
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/49	5,000	5,317
	Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project)	5.000%	12/31/56	51,075	58,277
					322,427
Washington (1.3%)
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,263
	Port of Seattle WA Revenue	5.000%	4/1/26	4,165	5,000
	Port of Seattle WA Revenue	5.000%	5/1/26	900	1,082
	Port of Seattle WA Revenue	5.000%	4/1/27	6,835	8,372
	Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,871
	Port of Seattle WA Revenue	5.000%	5/1/30	9,215	11,170
	Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,631
	Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,848
	Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,588
	Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,989
	Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,986
	Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,389
	Port of Seattle WA Revenue	5.000%	5/1/35	10,000	11,926
	Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,632
	Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	10,442
	Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,940
	Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29	1,785	2,038
	Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,097
	Washington GO	5.000%	2/1/39	19,435	22,399
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/39	4,500	5,062
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	5,510	6,199
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,150
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/38	4,720	5,119
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,576

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	6.750%	7/1/35		820	896
	Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	7.000%	7/1/45		2,000	2,189
	Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	7.000%	7/1/50		2,000	2,184
	Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/36		2,125	2,378
	Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/46		4,500	4,972
	Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/51		7,300	8,048
	Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/55		1,000	1,084
3	Washington Housing Finance Commission Revenue (Rockwood Retirement Communities Project)	5.000%	1/1/55		9,020	9,521
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31		1,910	2,099
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36		1,100	1,192
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41		1,100	1,178
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46		2,500	2,663
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51		5,800	6,160
						207,333
West Virginia (0.4%)
	Harrison County WV County Commission Revenue (Monongahela Power Company) PUT	3.000%	10/15/21		10,000	10,234
4	Monongalia County WV Commission Special District Excise Tax Revenue (Monongalia County Commission Special District)	4.500%	6/1/27		2,000	2,120
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,591
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	4.125%	1/1/47		4,980	5,315
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.375%	6/1/38		5,130	5,702
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44		5,000	5,566
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/51		7,500	8,094
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/52		7,500	8,763
	West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44		2,250	2,444
	West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44		2,000	2,238
	West Virginia Hospital Finance Authority Hospital Revenue (West Virginia University Health System Obligated Group)	5.000%	6/1/47		6,985	8,136
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/39		1,135	1,395
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/43		5,250	6,401
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33		1,540	1,608
						70,607
Wisconsin (2.1%)
	Middleton Cross Plains WI Area School District GO	4.000%	3/1/31		4,480	5,126
	Middleton Cross Plains WI Area School District GO	4.000%	3/1/32		4,880	5,558
	Monona Grove WI School District Building & Improvement GO	3.000%	5/1/33	(4)	4,075	4,282
	Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42		3,000	3,131
	Public Finance Authority WI Retirement Community Revenue (Evergreens Obligated Group)	5.000%	11/15/44		1,750	2,007
	Public Finance Authority WI Retirement Community Revenue (Evergreens Obligated Group)	5.000%	11/15/49		1,400	1,601
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20	(Prere.)	5,675	5,835
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20	(Prere.)	10,810	11,023
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	4.000%	12/1/44		1,900	2,102
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	4.000%	12/1/49		3,100	3,409
	Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/37		1,110	1,200
	Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/41		955	1,027
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	2/15/20	(Prere.)	5,000	5,058
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36		4,715	5,207
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37		5,905	6,495
	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39		6,765	7,169
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46		20,425	23,849
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22	(Prere.)	5,500	6,067
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39		20,000	22,216
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.250%	8/1/48		10,000	10,917
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34		9,300	10,610
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44		3,155	3,544
	Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23		4,500	4,637
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22		5,815	6,102
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28		12,000	13,057
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28		3,050	3,330
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42		6,825	7,272
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42		4,500	4,791
	Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46		14,500	15,943
	Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	4.000%	6/15/29		650	678

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	5.000%	6/15/39		820	873
	Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	5.000%	6/15/49		1,040	1,099
	Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	5.000%	6/15/54		1,365	1,433
	Wisconsin Public Finance Authority Education Revenue (Wilson Preparatory Academy)	5.000%	6/15/39		500	524
	Wisconsin Public Finance Authority Education Revenue (Wilson Preparatory Academy)	5.000%	6/15/49		1,100	1,144
	Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30		10,000	11,021
	Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35		7,000	7,268
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/43		3,100	3,584
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/48		3,225	3,713
	Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University Project)	5.000%	5/1/42		1,100	1,233
	Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University Project)	5.000%	5/1/47		1,100	1,229
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31		3,000	3,479
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32		4,745	5,485
	Wisconsin Public Finance Authority Hospital Revenue (WakeMed Hospital)	5.000%	10/1/44		12,500	15,003
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/37		625	695
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/52		1,800	1,961
3	Wisconsin Public Finance Authority Retirement Facilities Revenue (Penick Village Obligated Group)	5.000%	9/1/39		770	841
3	Wisconsin Public Finance Authority Retirement Facilities Revenue (Penick Village Obligated Group)	5.000%	9/1/49		1,455	1,577
3	Wisconsin Public Finance Authority Retirement Facilities Revenue (Penick Village Obligated Group)	5.000%	9/1/54		1,365	1,466
	Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	6.250%	8/1/27		10,000	11,392
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22		1,425	1,498
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23		1,000	1,068
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36		1,500	1,612
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48		5,000	5,334
	Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38		4,050	4,347
	Wisconsin Public Finance Authority Revenue (Maryland Proton Treatment Center LLC)	6.375%	1/1/48		3,000	3,165
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/37		1,000	1,129
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/42		1,230	1,377
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/47		1,225	1,367
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/52		2,300	2,560
	Wisconsin Public Finance Authority Special Facility Revenue (Million Air Two LLC Obligation Group)	7.125%	6/1/41		28,700	32,143
	Wisconsin Public Finance Authority Student Housing Revenue (Beyond Boone LLC - Appalachian State University Project)	5.000%	7/1/54	(4)	1,700	1,977
	Wisconsin Public Finance Authority Student Housing Revenue (Beyond Boone LLC - Appalachian State University Project)	5.000%	7/1/58	(4)	2,000	2,270
	Wisconsin Public Finance Authority Student Housing Revenue (Western Carolina University Project)	5.250%	7/1/47		3,250	3,566
						341,676
Total Tax-Exempt Municipal Bonds (Cost $14,449,607)						15,366,321

					Shares
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
8	Vanguard Municipal Cash Management Fund (Cost $641,546)	1.198%			6,415,033	641,568
Total Investments (99.8%) (Cost $15,091,153)						16,007,889

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets	240,406
Liabilities	(203,024)
37,382
Net Assets (100%)	16,045,271

High-Yield Tax-Exempt Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	15,366,321
Affiliated Issuers	641,568
Total Investments in Securities	16,007,889
Investment in Vanguard	746
Receivables for Investment Securities Sold	5,146
Receivables for Accrued Income	202,370
Receivables for Capital Shares Issued	31,108
Variation Margin Receivable—Futures Contracts	559
Other Assets	477
Total Assets	16,248,295
Liabilities
Payables for Investment Securities Purchased	176,828
Payables for Capital Shares Redeemed	8,825
Payables for Distributions	12,086
Payables to Vanguard	4,666
Variation Margin Payable—Futures Contracts	331
Other Liabilities	288
Total Liabilities	203,024
Net Assets	16,045,271

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	15,085,743
Total Distributable Earnings (Loss)	959,528
Net Assets	16,045,271

Investor Shares–Net Assets
Applicable to 190,790,755 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,244,639
Net Asset Value Per Share–Investor Shares	$11.76

Admiral Shares–Net Assets
Applicable to 1,173,028,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,800,632
Net Asset Value Per Share–Admiral Shares	$11.76

•	See Note A in Notes to Financial Statements.
1	Step bond.
2	Securities with a value of $1,120,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $202,749,000, representing 1.3% of net assets.

5

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6	Non-income-producing security—security in default.
7

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8

Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	777		167,522	72
5-Year U.S. Treasury Note	December 2019	641		76,409	(16)
					56

Short Futures Contracts
30-Year U.S. Treasury Bond	December 2019	(177)		(28,563)	(214)
					(158)

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Interest[1]	522,265
Total Income	522,265
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,025
Management and Administrative— Investor Shares	2,752
Management and Administrative— Admiral Shares	8,333
Marketing and Distribution— Investor Shares	300
Marketing and Distribution— Admiral Shares	761
Custodian Fees	31
Auditing Fees	34
Shareholders’ Reports—Investor Shares	118
Shareholders’ Reports—Admiral Shares	160
Trustees’ Fees and Expenses	7
Total Expenses	14,521
Net Investment Income	507,744
Realized Net Gain (Loss)
Investment Securities Sold[1]	69,221
Futures Contracts	(3,099)
Realized Net Gain (Loss)	66,122
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	882,979
Futures Contracts	(448)
Change in Unrealized Appreciation (Depreciation)	882,531
Net Increase (Decrease) in Net Assets Resulting from Operations	1,456,397

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,615,000, ($13,000), and $27,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	507,744	482,901
Realized Net Gain (Loss)	66,122	21,014
Change in Unrealized Appreciation (Depreciation)	882,531	(462,981)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,456,397	40,934
Distributions
Net Investment Income
Investor Shares	(71,233)	(69,776)
Admiral Shares	(438,563)	(417,024)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(509,796)	(486,800)
Capital Share Transactions
Investor Shares	318,867	(48,748)
Admiral Shares	1,957,022	984,904
Net Increase (Decrease) from Capital Share Transactions	2,275,889	936,156
Total Increase (Decrease)	3,222,490	490,290
Net Assets
Beginning of Period	12,822,781	12,332,491
End of Period	16,045,271	12,822,781

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.99	$11.37	$11.47	$11.20	$11.23
Investment Operations
Net Investment Income	.399[1]	.418[1]	.427[1]	.413	.414
Net Realized and Unrealized Gain (Loss) on Investments	.773	(.377)	(.108)	.270	(.030)
Total from Investment Operations	1.172	.041	.319	.683	.384
Distributions
Dividends from Net Investment Income	(.402)	(.421)	(.419)	(.413)	(.414)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.402)	(.421)	(.419)	(.413)	(.414)
Net Asset Value, End of Period	$11.76	$10.99	$11.37	$11.47	$11.20

Total Return[2]	10.81%	0.35%	2.91%	6.15%	3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,245	$1,790	$1,904	$1,980	$1,614
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.72%	3.80%	3.59%	3.69%
Portfolio Turnover Rate	16%	17%	21%	19%	21%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.99	$11.37	$11.47	$11.20	$11.23
Investment Operations
Net Investment Income	.408[1]	.427[1]	.437[1]	.425	.423
Net Realized and Unrealized Gain (Loss) on Investments	.773	(.377)	(.106)	.270	(.030)
Total from Investment Operations	1.181	.050	.331	.695	.393
Distributions
Dividends from Net Investment Income	(.411)	(.430)	(.431)	(.425)	(.423)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.411)	(.430)	(.431)	(.425)	(.423)
Net Asset Value, End of Period	$11.76	$10.99	$11.37	$11.47	$11.20

Total Return[2]	10.90%	0.43%	3.01%	6.26%	3.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,801	$11,032	$10,429	$9,231	$7,398
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.56%	3.80%	3.90%	3.69%	3.77%
Portfolio Turnover Rate	16%	17%	21%	19%	21%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016—2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $746,000 representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	15,366,321	—
Temporary Cash Investments	641,568	—	—
Futures Contracts—Assets[1]	559	—	—
Futures Contracts—Liabilities[1]	(331)	—	—
Total	641,796	15,366,321	—

1	Represents variation margin on the last day of the reporting period.

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	986
Total Distributable Earnings (Loss)	(986)

High-Yield Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	10,315
Undistributed Tax-Exempt Income	15,861
Undistributed Long-Term Gains	41,477
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	907,744

*	The fund used capital loss carryforwards of $22,174,000 to offset taxable capital gains realized during the year ended October 31, 2019.

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,100,145
Gross Unrealized Appreciation	923,627
Gross Unrealized Depreciation	(15,883)
Net Unrealized Appreciation (Depreciation)	907,744

E.   During the year ended October 31, 2019, the fund purchased $4,306,701,000 of investment securities and sold $2,166,088,000 of investment securities, other than temporary cash investments.

F.   Capital share transactions for each class of shares were:

	Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	838,583	73,204	551,059	48,936
Issued in Lieu of Cash Distributions	60,071	5,223	58,183	5,184
Redeemed	(579,787)	(50,576)	(657,990)	(58,560)
Net Increase (Decrease)—Investor Shares	318,867	27,851	(48,748)	(4,440)
Admiral Shares
Issued	3,614,367	315,194	2,909,605	258,614
Issued in Lieu of Cash Distributions	305,800	26,588	283,166	25,236
Redeemed	(1,963,145)	(172,724)	(2,207,867)	(196,917)
Net Increase (Decrease)—Admiral Shares	1,957,022	169,058	984,904	86,933

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vanguard High-Yield Tax-Exempt Fund and the statements of net assets of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (five of the funds constituting Vanguard Municipal Bond Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Short-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2019 tax information (unaudited) for Vanguard Limited-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2019 tax information (unaudited) for Vanguard Intermediate-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2019 tax information (unaudited) for Vanguard Long-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $6,827,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2019 tax information (unaudited) for Vanguard High-Yield Tax-Exempt Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1 Year Municipal Bond Index, Bloomberg Barclays 1–5 Year Municipal Bond Index, Bloomberg Barclays 1–15 Year Municipal Bond Index, and Bloomberg Barclays Municipal Bond Index (Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Municipal Bond Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Municipal Bond Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Municipal Bond Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Municipal Bond Funds or the owners of the Municipal Bond Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Municipal Bond Funds. Investors acquire the Municipal Bond Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Municipal Bond Funds. The Municipal Bond Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Municipal Bond Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Municipal Bond Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Municipal Bond Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Municipal Bond Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Municipal Bond Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MUNICIPAL BOND FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation. Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy.

Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

CFA® is a registered trademark owned by CFA Institute.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q950 122019

Annual Report | October 31, 2019 Vanguard Tax-Exempt Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•     Municipal bonds had a strong 12 months ended October 31, 2019. Vanguard Tax-Exempt Bond Index Fund returned 9.09% for Admiral Shares and 9.36% for ETF Shares, performances in line with the fund’s expense-free benchmark index return of 9.28%.

•     Shifts in the outlook for growth and monetary policy largely drove the U.S. bond market during the period. The Federal Reserve raised short-term interest rates last December, its fourth hike in 2018, even as the economy seemed to lose steam and trade frictions intensified. As further signs of a global slowdown accumulated in 2019, however, the Fed pivoted to a loosening bias. It reduced short-term rates in August, September, and October.

•     Municipal bonds traveled a smoother path than U.S. Treasuries because they were less affected by global growth concerns and trade tensions. But as with Treasuries, muni yields fell across the maturity spectrum. The declines were deeper toward the intermediate and long end of the curve.

•     By maturity, longer-dated munis outperformed their shorter-dated counterparts, and by quality, lower-rated investment-grade bonds returned more than those with higher ratings. Revenue bonds as a whole outpaced general obligation bonds.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

Fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares.

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,036.13	$0.21
Admiral™ Shares	1,000.00	1,036.17	0.46
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,025.00	$0.20
Admiral Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 21, 2015, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	9.36%	3.65%	$11,621
Tax-Exempt Bond Index Fund ETF Shares Market Price	9.43	3.68	11,636
S&P National AMT-Free Municipal Bond Index	9.28	3.67	11,631

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	One Year	Since Inception (8/25/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund Admiral Shares	9.09%	3.62%	$11,606
S&P National AMT-Free Municipal Bond Index	9.28	3.70	11,642

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. See Financial Highlights for dividend and capital gains information.

5

Tax-Exempt Bond Index Fund

Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2019

		Since
	One	Inception
	Year	(8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market Price	9.43%	16.36%
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	9.36	16.21
S&P National AMT-Free Municipal Bond Index	9.28	16.31

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

Tax-Exempt Bond Index Fund

Largest Area Concentrations

As of October 31, 2019

New York	20.3%
California	15.3
Texas	11.1
Massachusetts	5.3
Illinois	4.9
New Jersey	4.6
Pennsylvania	3.7
Florida	3.4
Washington	3.3
Maryland	2.5
Top Ten	74.4%

The table shows the percentage of net assets, excluding any futures contracts.

7

Tax-Exempt Bond Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (0.4%)
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/21		180	192
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/22	(Prere.)	165	183
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/22	(Prere.)	290	321
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/27		1,005	1,179
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/28		720	843
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30		645	751
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	9/1/32		555	611
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/36		680	816
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37		1,250	1,407
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	390	431
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	100	104
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23		715	799
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/25		450	527
Alabama Public School & College Authority Revenue	5.000%	1/1/21		920	961
Alabama Public School & College Authority Revenue	5.000%	1/1/26		3,125	3,654
Alabama Public School & College Authority Revenue	5.000%	1/1/27		1,560	1,819
Auburn University Alabama General Fee Revenue	5.000%	6/1/28		360	440
Auburn University Alabama General Fee Revenue	4.000%	6/1/41		2,945	3,267
Birmingham AL Airport Authority Revenue	5.250%	7/1/30	(4)	170	174
Birmingham AL Airport Authority Revenue	5.500%	7/1/40	(4)	140	143
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/21	(Prere.)	1,460	1,525

8

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Birmingham AL Water Works Board Water Revenue	4.000%	1/1/36		250	277
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43		1,890	2,219
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/48		1,315	1,558
Jefferson County AL Board of Education GO	5.000%	2/1/46		2,165	2,555
Jefferson County AL Revenue	5.000%	9/15/33		500	600
Jefferson County AL Revenue	5.000%	9/15/34		250	300
Jefferson County AL Revenue	5.000%	9/15/35		250	299
					27,955
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27		170	199
Anchorage AK Electric Utility Revenue	5.000%	12/1/41		1,220	1,387
					1,586
Arizona (2.0%)
Arizona Board of Regents COP (Arizona State University)	5.000%	9/1/23		1,515	1,726
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	390	429
Arizona COP	5.000%	10/1/21		6,000	6,432
Arizona Lottery Revenue	5.000%	7/1/25		4,050	4,886
Arizona Lottery Revenue	5.000%	7/1/28		7,805	10,024
Arizona Lottery Revenue	5.000%	7/1/29		2,500	3,262
Arizona School Facilities Board COP	5.000%	9/1/20		290	299
Arizona School Facilities Board COP	5.000%	9/1/21		1,840	1,968
Arizona School Facilities Board COP	5.000%	9/1/23		1,025	1,169
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20		3,000	3,076
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22		1,000	1,101
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		215	245
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		460	523
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		585	686
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/25		335	392
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/23		2,250	2,558
Arizona Transportation Board Highway Revenue	5.000%	7/1/21		1,255	1,334
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	570	626
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		280	328
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		1,040	1,106
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		590	649
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		150	159

9

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arizona Transportation Board Highway Revenue	5.000%	7/1/26		2,900	3,189
Arizona Transportation Board Highway Revenue	5.000%	7/1/26		1,000	1,168
Arizona Transportation Board Highway Revenue	5.000%	7/1/29		995	1,154
Arizona Transportation Board Highway Revenue	5.000%	7/1/29		1,830	2,005
Arizona Transportation Board Highway Revenue	5.000%	7/1/31		2,280	2,636
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		2,810	3,243
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	(Prere.)	3,260	3,374
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	(ETM)	720	800
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/23		525	602
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/24		525	619
Maricopa County AZ Community College District GO	5.000%	7/1/21		225	239
Maricopa County AZ Community College District GO	5.000%	7/1/23		100	114
Mesa AZ Utility System Revenue	4.000%	7/1/31		620	704
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	515	528
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/20	(Prere.)	730	750
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37		1,160	1,409
Phoenix AZ Civic Improvement Corp. Transit Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20		1,210	1,240
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28		1,900	2,111
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20		765	784
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		775	853
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		845	988
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/29		2,365	2,621
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.750%	7/1/44		160	178
Phoenix AZ GO	4.000%	7/1/21		1,455	1,524
Phoenix AZ GO	4.000%	7/1/22		450	484
Phoenix AZ GO	4.000%	7/1/24		915	1,030
Phoenix AZ GO	4.000%	7/1/25		2,100	2,361
Phoenix AZ GO	5.000%	7/1/26		585	723
Phoenix AZ GO	5.000%	7/1/27		8,720	10,731
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/42		250	291

10

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Phoenix AZ Industrial Development Authority Lease Revenue (Rowan University)	5.250%	6/1/34		210	227
Pima County AZ Sewer Revenue	5.000%	7/1/24		220	258
Pinal County AZ Electric District Revenue	5.250%	7/1/21	(Prere.)	125	133
Salt River Project Arizona Agricultural Improvement & Power District	5.000%	1/1/47		2,645	3,332
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/32		5,000	5,898
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/19		305	306
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/21		395	413
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/23		605	677
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/24		170	197
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/27		1,575	1,697
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28		285	364
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28		235	253
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29		720	788
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/31		6,715	7,326
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35		2,225	2,611
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36		960	1,190
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/36		20	23
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38		6,190	7,468
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/41		2,400	2,787
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/45		1,700	1,971
					129,350
Arkansas (0.0%)
Arkansas GO	5.000%	6/15/21		375	398
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	1,200	1,349
Springdale AR School District No. 50 GO	4.000%	6/1/33		395	418
					2,165
California (15.3%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	240	237
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	5	5
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		2,250	2,645
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/35	(14)	315	203

11

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	125	149
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		2,240	2,627
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		500	585
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	395	434
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		2,060	2,403
1	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/47		380	307
	Alvord CA Unified School District GO	0.000%	8/1/41	(4)	220	111
	Alvord CA Unified School District GO	0.000%	8/1/43	(4)	400	202
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		1,890	2,027
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		1,505	1,613
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/35		1,250	1,338
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/41		375	400
	Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/30	(4)	450	350
	Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/32	(4)	1,500	1,091
	Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/36	(4)	1,490	946
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/39		5,725	6,556
	Baldwin Park CA Unified School District GO	0.000%	8/1/42	(15)	200	52
	Bay Area CA Toll Authority Toll Bridge Revenue	3.000%	4/1/54		5,000	5,053
	Bay Area CA Toll Authority Toll Bridge Revenue	5.000%	4/1/44		2,615	3,264
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	245	278
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	100	113
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/24	(Prere.)	4,315	5,047
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/24	(Prere.)	1,845	2,193
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		1,000	1,134
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		1,000	1,124
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,100
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/56		365	397

12

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		2,300	2,742
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		250	252
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		500	509
Beverly Hills CA Unified School District GO	0.000%	8/1/33		100	73
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		1,000	1,179
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		645	658
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		1,825	1,934
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	100	100
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		225	252
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		135	161
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		325	386
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		210	260
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42		325	383
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		3,570	5,160
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		1,800	2,694
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		1,035	1,559
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		4,850	7,429
California GO	5.000%	2/1/20		225	227
California GO	5.000%	2/1/20		110	111
California GO	5.000%	8/1/20		500	514
California GO	5.000%	9/1/20		100	103
California GO	5.000%	9/1/20		100	103
California GO	5.000%	10/1/20		445	461
California GO	5.000%	10/1/20		515	533
California GO	5.000%	10/1/20		1,090	1,129
California GO	5.250%	10/1/20		5	5
California GO	5.000%	8/1/21		235	251
California GO	5.000%	9/1/21		245	262
California GO	5.000%	9/1/21		1,010	1,082
California GO	5.000%	10/1/21		160	172
California GO	5.000%	12/1/21		265	286
California GO	5.000%	2/1/22		175	190

13

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	9/1/22		200	222
California GO	5.000%	9/1/22		500	555
California GO	5.000%	10/1/22		110	122
California GO	5.250%	10/1/22		135	151
California GO	5.000%	11/1/22		2,000	2,231
California GO	5.000%	12/1/22		175	196
California GO	5.000%	2/1/23		250	272
California GO	5.000%	9/1/23		200	222
California GO	5.000%	9/1/23		905	1,037
California GO	5.250%	9/1/23		100	108
California GO	5.000%	10/1/23		355	408
California GO	5.000%	11/1/23		160	184
California GO	5.000%	12/1/23		295	341
California GO	5.000%	12/1/23		375	433
California GO	5.000%	3/1/24		550	640
California GO	5.000%	4/1/24		6,650	7,754
California GO	5.000%	5/1/24		300	351
California GO	5.000%	8/1/24		250	294
California GO	5.000%	8/1/24		5,165	6,083
California GO	5.000%	8/1/24		725	854
California GO	5.000%	8/1/24		2,000	2,355
California GO	5.000%	9/1/24		1,010	1,192
California GO	5.250%	9/1/24		25	27
California GO	5.000%	10/1/24		100	118
California GO	5.000%	10/1/24		7,175	8,492
California GO	5.000%	11/1/24		1,265	1,314
California GO	5.000%	12/1/24		1,250	1,443
California GO	5.000%	3/1/25		4,045	4,841
California GO	5.000%	4/1/25		3,800	4,559
California GO	5.000%	8/1/25		3,325	4,026
California GO	5.000%	8/1/25		630	763
California GO	5.000%	8/1/25		1,150	1,393
California GO	5.000%	9/1/25		895	1,086
California GO	5.000%	10/1/25		735	869
California GO	5.000%	10/1/25		590	697
California GO	5.000%	11/1/25		250	305
California GO	5.000%	3/1/26		840	1,004
California GO	5.000%	3/1/26		2,940	3,514
California GO	5.000%	4/1/26		2,000	2,458
California GO	5.000%	8/1/26		1,765	2,134
California GO	5.000%	8/1/26		100	124
California GO	5.000%	8/1/26		800	991
California GO	5.000%	8/1/26		800	953
California GO	5.000%	8/1/26		1,150	1,425
California GO	5.000%	9/1/26		1,000	1,241
California GO	5.000%	9/1/26		275	333
California GO	5.000%	10/1/26		120	142
California GO	5.000%	2/1/27	(2)	120	150
California GO	5.000%	3/1/27		1,465	1,749
California GO	5.000%	4/1/27		2,000	2,510
California GO	5.000%	8/1/27		175	216
California GO	5.000%	8/1/27		100	121
California GO	5.000%	8/1/27		9,325	11,788
California GO	5.000%	8/1/27		3,000	3,699

14

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	4.000%	9/1/27	100	108
California GO	5.000%	9/1/27	325	372
California GO	5.000%	9/1/27	1,175	1,452
California GO	5.000%	9/1/27	2,955	3,651
California GO	5.000%	10/1/27	100	113
California GO	5.000%	10/1/27	170	201
California GO	5.000%	11/1/27	500	575
California GO	5.000%	11/1/27	1,830	2,326
California GO	5.000%	3/1/28	500	596
California GO	5.000%	4/1/28	8,600	11,005
California GO	5.000%	8/1/28	330	398
California GO	5.000%	8/1/28	1,000	1,230
California GO	5.000%	8/1/28	5,225	6,582
California GO	5.000%	8/1/28	2,020	2,483
California GO	5.000%	8/1/28	425	535
California GO	4.000%	9/1/28	125	134
California GO	4.000%	9/1/28	200	232
California GO	5.000%	9/1/28	805	919
California GO	5.000%	9/1/28	1,450	1,786
California GO	5.000%	9/1/28	325	393
California GO	5.000%	10/1/28	930	1,098
California GO	5.000%	10/1/28	3,000	3,878
California GO	5.000%	8/1/29	555	669
California GO	5.000%	8/1/29	190	238
California GO	5.000%	8/1/29	125	153
California GO	3.000%	9/1/29	105	112
California GO	5.000%	9/1/29	550	675
California GO	5.000%	10/1/29	5	5
California GO	5.000%	10/1/29	250	295
California GO	5.250%	10/1/29	2,645	2,849
California GO	5.000%	12/1/29	100	115
California GO	5.000%	3/1/30	160	190
California GO	5.000%	8/1/30	50	59
California GO	5.000%	8/1/30	1,000	1,205
California GO	5.000%	8/1/30	6,840	8,537
California GO	5.000%	8/1/30	1,600	1,997
California GO	5.000%	8/1/30	4,200	5,364
California GO	5.000%	9/1/30	1,460	1,561
California GO	5.000%	9/1/30	2,200	2,688
California GO	5.000%	9/1/30	1,215	1,485
California GO	5.000%	9/1/30	200	242
California GO	5.000%	10/1/30	340	401
California GO	5.000%	11/1/30	720	826
California GO	5.000%	12/1/30	950	1,092
California GO	5.000%	2/1/31	50	56
California GO	5.000%	4/1/31	1,475	1,977
California GO	5.000%	5/1/31	2,220	2,582
California GO	4.000%	8/1/31	1,000	1,146
California GO	5.000%	8/1/31	965	1,131
California GO	5.000%	8/1/31	4,815	5,711
California GO	3.250%	9/1/31	115	122
California GO	4.000%	9/1/31	120	138
California GO	5.000%	9/1/31	200	214
California GO	5.000%	9/1/31	510	582

15

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	9/1/31		2,200	2,681
California GO	5.000%	10/1/31		340	400
California GO	5.000%	11/1/31		145	166
California GO	5.000%	11/1/31		400	500
California GO	5.000%	11/1/31		500	625
California GO	5.000%	2/1/32		180	201
California GO	5.000%	4/1/32		2,605	3,532
California GO	5.000%	5/1/32		50	58
California GO	5.000%	8/1/32		250	296
California GO	5.000%	8/1/32		2,340	2,737
California GO	5.250%	8/1/32	(4)	1,080	1,461
California GO	5.000%	9/1/32		685	833
California GO	5.000%	9/1/32		2,200	2,648
California GO	4.625%	10/1/32		385	409
California GO	5.250%	10/1/32		255	275
California GO	5.000%	11/1/32		1,475	1,687
California GO	5.000%	11/1/32		1,285	1,602
California GO	5.000%	2/1/33		510	570
California GO	5.000%	4/1/33		2,000	2,566
California GO	5.000%	4/1/33		1,500	1,735
California GO	5.000%	8/1/33		1,300	1,519
California GO	5.000%	8/1/33		375	443
California GO	5.000%	8/1/33		325	389
California Go	5.000%	8/1/33		2,285	2,829
California GO	3.000%	9/1/33		1,170	1,225
California GO	3.375%	9/1/33		210	223
California GO	4.000%	9/1/33		575	654
California GO	4.000%	9/1/33		500	569
California GO	5.000%	9/1/33		1,000	1,213
California GO	5.000%	10/1/33		2,430	2,852
California GO	4.000%	8/1/34		275	305
California GO	5.000%	8/1/34		1,730	2,065
California GO	4.000%	9/1/34		250	283
California GO	4.000%	9/1/34		355	402
California GO	5.000%	9/1/34		1,225	1,483
California GO	5.000%	9/1/34		3,000	3,633
California GO	5.000%	9/1/34		775	927
California GO	3.000%	10/1/34		9,345	9,892
California GO	5.500%	11/1/34		145	145
California GO	5.500%	11/1/34		65	65
California GO	6.250%	11/1/34		1,500	1,500
California GO	4.250%	4/1/35		300	316
California GO	5.000%	4/1/35		4,135	4,769
California GO	5.250%	4/1/35		300	329
California GO	5.000%	8/1/35		725	844
California GO	5.000%	8/1/35		965	1,164
California GO	4.000%	9/1/35		2,250	2,542
California GO	5.000%	9/1/35		2,000	2,416
California GO	5.000%	9/1/35		1,615	1,951
California GO	5.000%	10/1/35		1,250	1,495
California GO	4.000%	11/1/35		4,405	5,050
California GO	5.000%	11/1/35		1,155	1,430
California GO	5.375%	11/1/35		50	52
California GO	3.750%	12/1/35		450	477

16

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/36	6,900	8,664
California GO	4.000%	9/1/36	2,000	2,254
California GO	4.000%	9/1/36	250	282
California GO	5.000%	9/1/36	145	160
California GO	5.000%	9/1/36	500	604
California GO	3.000%	10/1/36	1,830	1,925
California GO	5.000%	4/1/37	500	561
California GO	5.000%	4/1/37	14,555	16,747
California GO	5.000%	8/1/37	5,595	6,722
California GO	4.000%	9/1/37	250	280
California GO	4.000%	9/1/37	365	385
California GO	3.000%	10/1/37	4,185	4,374
California GO	5.000%	10/1/37	110	128
California GO	5.000%	2/1/38	755	842
California GO	5.000%	2/1/38	1,605	1,740
California GO	5.000%	4/1/38	5,480	6,926
California GO	5.000%	10/1/39	2,005	2,331
California GO	5.000%	10/1/39	5,485	6,511
California GO	5.500%	11/1/39	350	351
California GO	6.000%	11/1/39	425	425
California GO	5.000%	9/1/41	1,025	1,095
California GO	5.000%	10/1/41	3,725	3,990
California GO	4.375%	4/1/42	100	105
California GO	5.000%	4/1/42	400	436
California GO	5.000%	9/1/42	3,355	3,704
California GO	5.000%	2/1/43	535	594
California GO	5.000%	4/1/43	2,285	2,549
California GO	4.875%	11/1/43	265	293
California GO	5.000%	11/1/43	1,800	2,041
California GO	4.500%	12/1/43	405	442
California GO	5.000%	3/1/45	3,600	4,183
California GO	3.250%	4/1/45	5,000	5,224
California GO	5.000%	8/1/45	1,055	1,237
California GO	5.000%	9/1/45	2,550	3,033
California GO	5.000%	8/1/46	2,605	3,090
California GO	3.000%	9/1/46	160	163
California GO	5.000%	10/1/47	6,885	8,103
California GO	5.000%	11/1/47	1,600	1,947
California GO	5.000%	4/1/49	3,440	4,303
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/41	2,950	3,535
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/43	5,055	6,223
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	5.000%	6/1/42	280	335
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	5.000%	6/1/43	1,500	1,816
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	4.000%	6/1/47	1,185	1,308
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/48	3,575	4,353

17

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue	5.000%	5/1/24		545	635
California Public Works Board Lease Revenue	5.000%	10/1/26		200	248
California Public Works Board Lease Revenue	5.000%	10/1/27		1,790	2,263
California Public Works Board Lease Revenue	5.000%	10/1/28		1,500	1,889
California Public Works Board Lease Revenue	5.000%	10/1/29		500	627
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/20		100	103
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/21		465	497
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/26		100	117
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	6/1/28		160	170
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/29		240	280
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32		245	285
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		650	755
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/39		640	735
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/26		365	413
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		250	271
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	205	222
California Public Works Board Lease Revenue (Various Capital Projects)	6.000%	11/1/19	(Prere.)	100	100
California Public Works Board Lease Revenue (Various Capital Projects)	6.125%	11/1/19	(Prere.)	100	100
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		350	356
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		1,000	1,019
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/21		1,850	1,950
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		755	798
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/28		300	346
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/29		125	136
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/29		150	171
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		35	38
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		405	439
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		255	281
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38		345	389

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/44	4,000	4,982
California State University Systemwide Revenue	5.000%	11/1/29	255	302
California State University Systemwide Revenue	5.000%	11/1/30	100	122
California State University Systemwide Revenue	4.000%	11/1/31	1,130	1,208
California State University Systemwide Revenue	5.000%	11/1/31	150	177
California State University Systemwide Revenue	5.000%	11/1/31	510	617
California State University Systemwide Revenue	5.000%	11/1/32	1,355	1,632
California State University Systemwide Revenue	4.000%	11/1/34	125	142
California State University Systemwide Revenue	5.000%	11/1/34	650	759
California State University Systemwide Revenue	4.000%	11/1/35	2,095	2,367
California State University Systemwide Revenue	5.000%	11/1/35	375	462
California State University Systemwide Revenue	5.000%	11/1/36	1,025	1,258
California State University Systemwide Revenue	4.000%	11/1/37	375	419
California State University Systemwide Revenue	5.000%	11/1/37	1,890	2,033
California State University Systemwide Revenue	5.000%	11/1/37	1,590	1,759
California State University Systemwide Revenue	5.000%	11/1/37	110	135
California State University Systemwide Revenue	5.000%	11/1/37	180	214
California State University Systemwide Revenue	4.000%	11/1/38	2,360	2,625
California State University Systemwide Revenue	5.000%	11/1/38	1,285	1,523
California State University Systemwide Revenue	5.000%	11/1/39	380	439
California State University Systemwide Revenue	5.000%	11/1/42	100	121
California State University Systemwide Revenue	5.000%	11/1/43	2,060	2,421
California State University Systemwide Revenue	5.000%	11/1/43	325	402
California State University Systemwide Revenue	5.000%	11/1/45	7,530	8,870
California State University Systemwide Revenue	5.000%	11/1/47	115	138
California State University Systemwide Revenue	5.000%	11/1/48	2,500	3,078
California State University Systemwide Revenue	5.000%	11/1/49	4,275	5,338

19

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40		100	116
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/42		105	124
Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	300	325
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,000	1,106
Clovis CA Unified School District GO	4.000%	8/1/40		150	163
Coast CA Community College District GO	4.000%	8/1/38		125	134
Coast CA Community College District GO	5.000%	8/1/38		3,025	3,415
Colton CA Joint Unified School District GO	0.000%	8/1/42	(4)	990	497
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	180	207
Corona-Norco CA Unified School District GO	0.000%	8/1/39	(4)	675	361
Corona-Norco CA Unified School District GO	4.000%	8/1/43		3,750	4,193
Cypress CA Elementary School District GO	0.000%	8/1/40		250	126
Desert Sands CA Unified School District GO	4.000%	8/1/44		4,900	5,431
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/22		300	331
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		90	109
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/37		150	178
East Bay CA Municipal Utility District Water System Revenue	4.000%	6/1/45		120	131
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/45		1,890	2,291
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/47		4,560	5,494
El Camino CA Community College District GO	0.000%	8/1/33		190	141
El Camino CA Community College District GO	0.000%	8/1/38		500	304
Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	1,560	1,187
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/1/26	(ETM)	200	183
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		250	289
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/49		2,595	3,038
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/53		1,500	1,754
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	3.500%	1/15/53		1,000	1,047
Fremont CA Union High School District GO	4.000%	8/1/40		725	787
Fremont Union High School District GO	5.000%	8/1/44		1,275	1,554
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	420	510
Fresno CA Unified School District GO	4.000%	8/1/41		500	552

20

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Gilroy CA School Facilities Finance Authority Revenue	4.000%	8/1/23	(Prere.)	520	578
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		3,750	3,973
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		500	559
Hayward CA Area Recreation & Park District GO	4.000%	8/1/46		1,500	1,671
Hayward CA Unified School District GO	5.000%	8/1/44	(15)	4,000	4,884
Hayward CA Unified School District GO	4.000%	8/1/48	(15)	5,885	6,533
Long Beach CA Community College District GO	4.000%	8/1/22	(Prere.)	500	540
Long Beach CA Community College District GO	5.000%	8/1/22	(Prere.)	100	111
Long Beach CA Unified School District GO	0.000%	8/1/32		100	66
Long Beach CA Unified School District GO	4.000%	8/1/45		350	386
Los Angeles CA Community College District GO	5.000%	8/1/25		170	201
Los Angeles CA Community College District GO	5.000%	8/1/26		175	207
Los Angeles CA Community College District GO	5.000%	8/1/28		570	671
Los Angeles CA Community College District GO	5.000%	8/1/29		370	435
Los Angeles CA Community College District GO	5.000%	8/1/30		285	334
Los Angeles CA Community College District GO	5.000%	8/1/31		670	784
Los Angeles CA Community College District GO	4.000%	8/1/32		100	111
Los Angeles CA Community College District GO	5.000%	8/1/36		100	121
Los Angeles CA Community College District GO	4.000%	8/1/37		1,000	1,121
Los Angeles CA Community College District GO	5.000%	8/1/38		1,030	1,238
Los Angeles CA Community College District GO	4.000%	8/1/39		325	353
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		160	174
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40		3,065	3,128
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/20		370	380
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		230	259
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		100	118
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		245	279
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		140	157
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32		130	149

21

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,500	2,932
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	300	349
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,350	1,487
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,375	1,737
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	500	551
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,000	3,733
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	5,000	6,309
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,575	1,730
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,535	1,776
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,300	1,507
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	265	315
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	240	250
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	155	184
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,170	1,405
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,010	1,195
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	7,200	8,737
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	180	198
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,725	1,894
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,515	1,662
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	2,700	3,337
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	4,930	5,652
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	555	636
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,500	6,486
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/47	400	443
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/49	2,500	3,116
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,425	6,904
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	5,000	6,114

22

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44		375	429
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42		175	213
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25		85	104
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30		2,500	3,079
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/31		235	289
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		860	975
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35		900	1,010
Los Angeles CA Unified School District GO	5.000%	7/1/20		985	1,010
Los Angeles CA Unified School District GO	5.000%	7/1/21		2,000	2,129
Los Angeles CA Unified School District GO	5.000%	7/1/22		405	446
Los Angeles CA Unified School District GO	5.000%	7/1/22		195	215
Los Angeles CA Unified School District GO	5.000%	7/1/22		690	760
Los Angeles CA Unified School District GO	5.000%	7/1/23		100	114
Los Angeles CA Unified School District GO	5.000%	7/1/25		295	356
Los Angeles CA Unified School District GO	5.000%	7/1/25		4,555	5,492
Los Angeles CA Unified School District GO	5.000%	7/1/26		145	174
Los Angeles CA Unified School District GO	5.000%	7/1/26		1,805	2,228
Los Angeles CA Unified School District GO	5.000%	7/1/27		275	321
Los Angeles CA Unified School District GO	5.000%	7/1/28		395	460
Los Angeles CA Unified School District GO	5.000%	7/1/28		115	122
Los Angeles CA Unified School District GO	5.000%	7/1/29		370	442
Los Angeles CA Unified School District GO	3.000%	7/1/31		165	174
Los Angeles CA Unified School District GO	3.000%	7/1/32		700	733
Los Angeles CA Unified School District GO	5.000%	7/1/32		300	318
Los Angeles CA Unified School District GO	5.000%	7/1/36		3,840	4,749
Los Angeles CA Unified School District GO	5.000%	7/1/40		3,000	3,526
Los Angeles CA Unified School District GO	5.250%	7/1/42		4,000	4,960
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23		280	320
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		1,000	1,096
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		915	1,033
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43		8,235	9,221
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45		250	293
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48		5,000	6,110
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		3,960	4,471
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	(Prere.)	900	960
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32		1,000	1,226
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40		5,000	6,123
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,800	3,413
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37		555	610
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40		1,405	1,543

23

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42		400	437
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/44		4,500	5,628
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/44		370	427
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/45		2,610	3,063
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20		55	57
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42		250	275
	Los Angeles County CA Unified School District GO	5.000%	7/1/27		4,000	4,917
	Los Angeles County CA Unified School District GO	5.000%	7/1/31		825	1,063
	Mendocino-Lake CA Union School District Public Financing Authority Revenue	0.000%	8/1/21	(Prere.)	310	30
	Mount Diablo CA Unified School District GO	5.000%	6/1/37		250	275
	Mount San Antonio CA Community College District GO	4.000%	8/1/49		2,500	2,862
[1]	Mount San Antonio CA Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/43		150	147
	New Haven CA Unified School District GO	0.000%	8/1/33	(12)	325	232
	New Haven CA Unified School District GO	0.000%	8/1/34	(12)	170	117
	Newport Mesa CA Unified School District GO	0.000%	8/1/34		300	217
	Newport Mesa CA Unified School District GO	0.000%	8/1/36		400	273
	Newport Mesa CA Unified School District GO	0.000%	8/1/45		1,000	402
	Norwalk-La Mirada CA Unified School District GO	0.000%	8/1/38	(12)	525	290
	Oak Grove CA Unified School District GO	0.000%	6/1/21	(Prere.)	265	61
	Oakland CA Unified School District GO	5.000%	8/1/40		280	325
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/40		5,000	6,318
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41		5,000	6,302
	Orange County CA Sanitation District Wastewater Revenue	3.000%	2/1/31		250	256
	Orange County CA Sanitation District Wastewater Revenue	4.000%	2/1/32		1,185	1,248
	Palomar CA Community College District GO	4.000%	8/1/45		350	390
	Palomar CA Community College District GO	4.000%	8/1/46		1,500	1,671
1	Palomar CA Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/45		1,000	969
	Pasadena CA Unified School District GO	5.000%	8/1/26		10	13
	Peralta CA Community College District Revenue	4.000%	8/1/39		350	382
	Placentia-Yorba Linda CA Unified School District GO	0.000%	8/1/49		500	192
	Poway CA Unified School District GO	0.000%	8/1/33		1,995	1,458
	Poway CA Unified School District GO	0.000%	8/1/46		7,250	3,211
	Riverside CA Electric Revenue	5.000%	10/1/37		1,000	1,268
	Riverside CA Electric Revenue	5.000%	10/1/48		5,250	6,495

24

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Riverside CA Sewer Revenue	5.000%	8/1/40		320	373
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	565	649
Sacramento CA City Unified School District GO	4.000%	5/1/47		570	608
Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30	(2)	310	401
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/20		195	201
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37		545	619
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/39		2,500	3,188
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/41		170	193
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		150	154
Sacramento CA Water Revenue	5.000%	9/1/38		425	482
Sacramento County CA Airport Revenue	5.000%	7/1/40		1,225	1,255
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/44		250	285
San Bernardino CA Community College District GO	4.000%	8/1/29		1,900	2,086
San Bernardino CA Community College District GO	4.000%	8/1/33		665	717
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		1,000	1,114
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		1,000	1,150
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/26		1,500	1,822
San Diego CA Community College District GO	5.000%	8/1/23	(Prere.)	910	1,045
San Diego CA Community College District GO	5.000%	8/1/27		80	100
San Diego CA Community College District GO	5.000%	8/1/31		1,195	1,472
San Diego CA Community College District GO	4.000%	8/1/41		225	251
San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	9/1/20	(Prere.)	125	129
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20	(Prere.)	100	102
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22		245	269
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27		380	472
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/27		200	249
San Diego CA Unified School District GO	5.000%	7/1/26		150	182
San Diego CA Unified School District GO	5.000%	7/1/28		100	121
San Diego CA Unified School District GO	4.000%	7/1/29		100	117
San Diego CA Unified School District GO	0.000%	7/1/31		170	131
San Diego CA Unified School District GO	4.000%	7/1/32		500	574
San Diego CA Unified School District GO	4.000%	7/1/33		250	286
San Diego CA Unified School District GO	0.000%	7/1/35		575	392
San Diego CA Unified School District GO	0.000%	7/1/35		295	172
San Diego CA Unified School District GO	5.000%	7/1/35		100	113

25

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Diego CA Unified School District GO	0.000%	7/1/36		340	225
	San Diego CA Unified School District GO	0.000%	7/1/36		2,000	1,179
	San Diego CA Unified School District GO	0.000%	7/1/36		895	593
	San Diego CA Unified School District GO	0.000%	7/1/37		375	239
	San Diego CA Unified School District GO	0.000%	7/1/38		170	105
	San Diego CA Unified School District GO	0.000%	7/1/39		100	60
	San Diego CA Unified School District GO	5.000%	7/1/40		950	1,108
	San Diego CA Unified School District GO	5.000%	7/1/41		6,190	7,530
	San Diego CA Unified School District GO	3.125%	7/1/42		1,855	1,908
	San Diego CA Unified School District GO	0.000%	7/1/43		785	411
	San Diego CA Unified School District GO	0.000%	7/1/45		575	282
	San Diego CA Unified School District GO	4.000%	7/1/45		225	246
	San Diego CA Unified School District GO	5.000%	7/1/45		1,530	1,773
	San Diego CA Unified School District GO	0.000%	7/1/47		5,980	2,741
	San Diego CA Unified School District GO	4.000%	7/1/47		3,000	3,352
	San Diego CA Unified School District GO	5.000%	7/1/47		2,000	2,407
	San Diego CA Unified School District GO	3.250%	7/1/48		5,000	5,171
	San Diego CA Unified School District GO	0.000%	7/1/49		535	227
1	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/42		150	125
1	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/47		1,495	1,260
1	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/48		995	981
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		125	140
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		1,000	1,198
	San Diego County CA Regional Airport Authority Revenue	5.000%	4/1/48		3,365	3,648
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42		350	380
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/44		575	654
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	4.750%	4/1/48		465	521
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48		9,700	11,469
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		230	259
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		500	582
	San Francisco CA Bay Area Rapid Transit District GO	3.000%	8/1/49		3,700	3,779
	San Francisco CA City & County (War Memorial Veterans Building Seismic Upgrade & Improvements) COP	4.000%	4/1/45		405	428
	San Francisco CA City & County COP	5.000%	4/1/28		500	607
	San Francisco CA City & County GO	5.000%	10/1/28		100	104
	San Francisco CA City & County GO	4.000%	6/15/33		1,490	1,634
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	10	10
	San Francisco CA City & County International Airport Revenue	4.900%	5/1/29		90	90

26

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40		1,990	2,027
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		130	145
San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,100	4,974
San Francisco CA City & County International Airport Revenue	5.000%	5/1/49		1,200	1,478
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.000%	10/1/39		135	144
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	100	100
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		175	216
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36		100	113
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		100	109
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		125	139
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/41		250	263
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/41		1,175	1,261
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		750	816
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/47		6,145	7,132
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/25	(ETM)	205	192
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/28	(ETM)	100	88
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		2,585	3,002
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/32	(14)	185	128
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		135	155
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		900	1,021
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/44		1,000	1,130
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/49		1,000	1,126
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/50		115	129
San Jose CA Airport Revenue	5.250%	3/1/34		5,960	6,265
San Jose CA Airport Revenue	5.000%	3/1/47		500	594
San Jose CA Finance Authority Revenue (Civic Center Project)	5.000%	6/1/39		615	693
San Marcos CA Unified School District GO	0.000%	8/1/32		150	111
San Marcos CA Unified School District GO	0.000%	8/1/51		100	39
San Mateo CA County Community College District GO	5.000%	9/1/45		5,000	6,211

27

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Mateo CA Union High School District GO	5.000%	9/1/21	(Prere.)	10	11
San Mateo CA Union High School District GO	4.000%	9/1/34		800	903
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		3,015	3,392
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/44		1,125	1,276
Santa Barbara CA Secondary/High School District GO	0.000%	8/1/36		200	123
Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		565	314
Santa Clara CA GO	3.250%	8/1/39		645	679
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46		1,085	1,279
Santa Clarita CA Community College District GO	3.000%	8/1/49		2,580	2,610
Southern California Public Power Authority Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25		120	123
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		5,025	5,905
Southwestern California Community College District GO	0.000%	8/1/46		320	138
Southwestern California Community College District GO	4.000%	8/1/47		2,505	2,770
Tulare County CA Transportation Authority Sales Tax Revenue	5.000%	2/1/29		120	139
Turlock CA Irrigation District Revenue	5.000%	1/1/41		2,020	2,415
Turlock CA Irrigation District Revenue	5.500%	1/1/41		4,460	4,687
University of California Revenue	5.000%	5/15/21		150	159
University of California Revenue	5.000%	5/15/22		510	562
University of California Revenue	5.000%	5/15/22	(Prere.)	115	126
University of California Revenue	5.000%	5/15/22	(Prere.)	1,360	1,495
University of California Revenue	5.000%	5/15/23		510	581
University of California Revenue	5.000%	5/15/23	(Prere.)	520	591
University of California Revenue	5.000%	5/15/25		165	200
University of California Revenue	5.000%	5/15/25		95	105
University of California Revenue	5.000%	5/15/27		110	133
University of California Revenue	5.000%	5/15/28		100	121
University of California Revenue	5.000%	5/15/29		670	807
University of California Revenue	5.000%	5/15/29		775	879
University of California Revenue	5.000%	5/15/32		1,000	1,193
University of California Revenue	5.000%	5/15/32		240	271
University of California Revenue	5.000%	5/15/33		700	789
University of California Revenue	5.000%	5/15/33		1,650	2,103
University of California Revenue	5.000%	5/15/35		175	212
University of California Revenue	4.000%	5/15/36		525	586
University of California Revenue	5.000%	5/15/36		1,525	1,882
University of California Revenue	5.000%	5/15/37		1,130	1,232
University of California Revenue	5.000%	5/15/38		800	896
University of California Revenue	5.000%	5/15/39		355	397
University of California Revenue	5.000%	5/15/40		140	164
University of California Revenue	5.000%	5/15/41		1,105	1,316
University of California Revenue	5.000%	5/15/42		710	771
University of California Revenue	5.000%	5/15/42		6,125	7,419
University of California Revenue	5.000%	5/15/43		1,000	1,230

28

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of California Revenue	4.000%	5/15/46		1,000	1,094
	University of California Revenue	5.000%	5/15/46		5,610	6,633
	University of California Revenue	4.000%	5/15/47		560	619
	University of California Revenue	5.000%	5/15/47		325	392
	University of California Revenue	5.000%	5/15/47		2,780	3,343
	University of California Revenue	5.250%	5/15/47		4,080	5,003
	University of California Revenue	4.000%	5/15/48		7,405	8,259
	University of California Revenue	5.000%	5/15/48		1,830	2,238
	University of California Revenue	5.000%	5/15/58		3,650	4,410
	University of California Revenue PUT	5.000%	5/15/23		1,030	1,173
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/38		905	998
	Ventura County CA Public Financing Authority Lease Revenue	4.000%	11/1/43		115	121
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/43		205	227
	West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	1,000	694
	West Contra Costa CA Unified School District GO	5.125%	8/1/45		1,200	1,364
	Westside Union CA School District GO	0.000%	8/1/45		265	116
	William S. Hart Union High School District California GO	0.000%	8/1/35	(4)	300	202
	William S. Hart Union High School District California GO	4.000%	8/1/38		100	106
	Yosemite CA Community College District GO	5.000%	8/1/32		155	185
1	Yosemite CA Community College District GO, 6.550% coupon rate effective 8/1/2032	0.000%	8/1/42		1,180	1,114
						984,773
Colorado (1.5%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/30		1,000	1,230
	Adams CO 12 Five Star Schools GO	5.000%	12/15/35		300	364
	Adams County CO COP	4.000%	12/1/45		280	302
	Aurora CO Water Revenue	5.000%	8/1/46		880	1,041
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/25	(Prere.)	175	208
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/25	(Prere.)	70	84
	Board of Governors of the Colorado State University System Enterprise Revenue	4.000%	3/1/35		2,775	3,158
	Board of Governors of the Colorado State University System Enterprise Revenue	4.000%	3/1/47		1,000	1,118
	Colorado Building Excellent Schools COP	5.000%	3/15/21	(Prere.)	450	473
	Colorado Building Excellent Schools COP	5.250%	3/15/42		945	1,144
	Colorado COP	5.000%	12/15/30		1,000	1,269
	Colorado COP	4.000%	12/15/36		3,200	3,657
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/35		775	868
	Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		335	367
	Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51		2,500	2,735

29

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		1,000	1,091
Colorado Public Highway Authority Capital Appreciation Revenue	0.000%	9/1/35		235	151
Colorado Springs CO Utility System Revenue	5.000%	11/15/43		50	56
Denver City & County CO Board of Water Commissioners Water Revenue	4.000%	9/15/42		1,000	1,122
Denver City & County CO School District No 1. COP	5.000%	12/1/34		4,225	4,421
Denver City & County CO School District No 1. COP	5.000%	12/1/36		5,775	6,033
Denver CO City & County Airport Revenue	5.000%	11/15/25		275	333
Denver CO City & County Airport Revenue	5.000%	11/15/25		4,220	4,695
Denver CO City & County Airport Revenue	5.250%	11/15/27		150	150
Denver CO City & County Airport Revenue	4.000%	11/15/31		110	116
Denver CO City & County Airport Revenue	5.250%	11/15/31		4,500	5,148
Denver CO City & County Airport Revenue	5.000%	11/15/33		200	221
Denver CO City & County Airport Revenue	5.250%	11/15/36		2,035	2,041
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/35		3,500	2,105
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/36		3,000	1,719
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/37		3,000	1,640
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/38		2,500	1,305
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/39		2,500	1,246
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/44		515	606
Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46		150	162
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		4,000	4,697
Denver CO City & County School District GO	4.000%	12/1/26		1,765	2,039
Denver CO City & County School District GO	4.000%	12/1/31		1,000	1,117
Denver CO City & County School District GO	4.000%	12/1/41		200	221
Denver CO City & County School District GO	5.500%	12/1/23	(14)	3,250	3,808
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	85	76
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	270	215
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	785	601
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	(14)	155	111
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/37	(14)	350	171
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40		390	209
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	230	235
Regional Transportation District of Colorado COP	5.375%	6/1/31		200	204

30

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Regional Transportation District of Colorado COP	4.375%	6/1/39		1,200	1,287
Regional Transportation District of Colorado COP	5.000%	6/1/39		8,990	9,975
Regional Transportation District of Colorado COP	4.000%	6/1/40		365	395
Regional Transportation District of Colorado COP	4.500%	6/1/44		1,250	1,342
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26		50	56
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		3,330	3,693
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		50	63
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28		2,400	3,096
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28		2,260	2,504
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29		350	387
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29		25	33
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	4.250%	11/1/36		125	161
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/46		2,000	2,370
University of Colorado Enterprise System Revenue	5.000%	6/1/23	(Prere.)	125	142
University of Colorado Enterprise System Revenue	5.000%	6/1/23	(Prere.)	250	283
University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	165	193
University of Colorado Enterprise System Revenue	4.000%	6/1/36		250	286
University of Colorado Enterprise System Revenue	4.000%	6/1/43		3,050	3,430
					95,779
Connecticut (1.5%)
Connecticut GO	5.000%	11/1/19		255	255
Connecticut GO	5.000%	2/15/20		9,540	9,642
Connecticut GO	5.250%	6/1/20	(2)	280	287
Connecticut GO	5.000%	10/15/20		150	155
Connecticut GO	5.000%	11/1/20		7,415	7,694
Connecticut GO	5.000%	5/15/21		310	328
Connecticut GO	5.000%	10/15/21		645	692
Connecticut GO	5.000%	11/1/21		1,025	1,099
Connecticut GO	5.000%	12/1/21		400	401
Connecticut GO	5.000%	6/1/22		1,265	1,381
Connecticut GO	5.000%	10/15/22		180	199
Connecticut GO	5.000%	10/15/22		170	188
Connecticut GO	5.000%	11/15/22		135	150
Connecticut GO	5.000%	3/15/23		2,000	2,235
Connecticut GO	5.000%	5/15/23		600	633
Connecticut GO	5.000%	6/1/23		305	333

31

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	10/15/23	650	739
Connecticut GO	5.000%	11/15/23	630	718
Connecticut GO	5.000%	3/15/24	410	471
Connecticut GO	5.000%	6/1/24	1,325	1,445
Connecticut GO	5.000%	8/15/24	1,050	1,187
Connecticut GO	5.000%	10/15/24	120	136
Connecticut GO	5.000%	11/1/24	105	112
Connecticut GO	5.000%	5/15/25	390	460
Connecticut GO	5.000%	6/15/25	800	946
Connecticut GO	5.000%	10/15/25	155	176
Connecticut GO	5.000%	10/15/25	5,160	6,154
Connecticut GO	5.000%	11/15/25	545	651
Connecticut GO	5.000%	6/15/26	800	943
Connecticut GO	5.000%	10/15/26	725	882
Connecticut GO	5.000%	10/15/26	295	334
Connecticut GO	5.000%	11/15/26	920	1,094
Connecticut GO	5.000%	4/15/27	265	325
Connecticut GO	5.000%	5/15/27	315	378
Connecticut GO	5.000%	6/15/27	850	998
Connecticut GO	5.000%	8/15/27	500	603
Connecticut GO	5.000%	11/1/27	1,500	1,602
Connecticut GO	5.000%	11/15/27	1,735	2,055
Connecticut GO	5.000%	4/15/28	1,000	1,249
Connecticut GO	4.000%	9/15/28	265	281
Connecticut GO	5.000%	11/15/28	300	354
Connecticut GO	5.000%	9/15/31	160	174
Connecticut GO	5.000%	11/1/31	170	181
Connecticut GO	5.000%	11/15/32	125	146
Connecticut GO	5.000%	4/15/33	100	120
Connecticut GO	5.000%	10/15/33	1,000	1,189
Connecticut GO	5.000%	10/15/34	100	119
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/45	1,550	1,752
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/20	1,605	1,645
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21	5,000	5,065
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	549
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,138
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,870
Connecticut Special Tax Revenue	5.000%	9/1/20	1,250	1,289
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	225	240
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/23	850	963
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/23	240	272
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/24	1,430	1,640
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24	350	409

32

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24	140	164
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	1,500	1,667
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25	1,000	1,165
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/25	4,340	4,930
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/26	180	214
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/26	410	476
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/26	1,095	1,338
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/27	130	154
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/27	1,720	2,094
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/27	4,550	5,274
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/28	320	378
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	395	436
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/29	4,880	5,898
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/29	150	173
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/29	175	197
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/30	435	511
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/30	155	186
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/30	225	253
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/31	405	474
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/33	100	112
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/35	500	581
				96,401
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	2,525	2,877
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/35	3,240	3,338
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55	450	515
University of Delaware Revenue	5.000%	11/1/40	500	710
University of Delaware Revenue	5.000%	11/1/41	755	1,078
University of Delaware Revenue	5.000%	11/1/42	750	1,077
University of Delaware Revenue	5.000%	11/1/43	485	700

33

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Delaware Revenue	5.000%	11/1/44		465	676
University of Delaware Revenue	5.000%	11/1/45		500	731
					11,702
District of Columbia (1.4%)
District of Columbia GO	5.000%	6/1/22		2,000	2,195
District of Columbia GO	5.000%	6/1/23		825	936
District of Columbia GO	5.000%	6/1/24		155	176
District of Columbia GO	5.000%	12/1/25		1,100	1,124
District of Columbia GO	5.000%	6/1/30		1,085	1,259
District of Columbia GO	5.000%	6/1/31		4,475	5,185
District of Columbia GO	5.000%	6/1/33		6,035	6,973
District of Columbia GO	4.000%	6/1/34		1,030	1,173
District of Columbia GO	5.000%	6/1/34		180	220
District of Columbia GO	4.000%	6/1/36		555	628
District of Columbia GO	5.000%	6/1/36		300	352
District of Columbia GO	5.000%	6/1/36		4,000	4,865
District of Columbia GO	4.000%	6/1/37		805	908
District of Columbia GO	5.000%	6/1/38		865	993
District of Columbia GO	4.000%	6/1/41		170	188
District of Columbia GO	5.000%	6/1/41		1,075	1,268
District of Columbia GO	5.000%	6/1/41		3,230	3,849
District of Columbia GO	5.000%	6/1/42		4,680	5,615
District of Columbia Income Tax Revenue	5.000%	12/1/19		125	125
District of Columbia Income Tax Revenue	5.000%	12/1/23		340	379
District of Columbia Income Tax Revenue	5.000%	12/1/26		575	588
District of Columbia Income Tax Revenue	5.250%	12/1/26		520	522
District of Columbia Income Tax Revenue	5.000%	12/1/27		375	383
District of Columbia Income Tax Revenue	5.000%	12/1/27		2,685	2,987
District of Columbia Income Tax Revenue	5.000%	12/1/28		230	235
District of Columbia Income Tax Revenue	5.000%	12/1/30		120	129
District of Columbia Income Tax Revenue	5.000%	12/1/30		100	102
District of Columbia Income Tax Revenue	5.000%	12/1/31		1,470	1,624
District of Columbia Income Tax Revenue	5.250%	12/1/34		475	476
District of Columbia Income Tax Revenue	5.000%	12/1/36		2,630	2,813
District of Columbia Revenue (Georgetown University)	5.000%	4/1/30		450	549
District of Columbia Revenue (Georgetown University)	5.000%	4/1/34		270	326
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/23	(Prere.)	6,940	7,950
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/23	(4)	920	1,012
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34		4,000	4,740
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		5,415	6,459
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39		200	232
District of Columbia Water & Sewer Authority Public Utility Revenue	5.250%	10/1/40		100	119
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/44		940	1,083
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/45		1,065	1,240

34

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/49		2,860	3,464
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35		2,860	2,953
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/39		240	248
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/31	(12)	305	220
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		1,610	862
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/39		90	47
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/39	(12)	100	54
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/40	(12)	1,000	515
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	6.500%	10/1/41	(12)	385	498
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		6,820	7,283
					88,124
Florida (3.4%)
Broward County FL Airport System Revenue	5.375%	10/1/29		150	151
Broward County FL Airport System Revenue	5.000%	10/1/37		4,485	4,913
Broward County FL Airport System Revenue	5.250%	10/1/38		500	564
Broward County FL Airport System Revenue	4.000%	10/1/42		360	376
Broward County FL Airport System Revenue	5.000%	10/1/42		450	491
Broward County FL School Board COP	5.000%	7/1/22		2,670	2,931
Broward County FL School Board COP	5.000%	7/1/23		1,000	1,133
Broward County FL School Board COP	5.000%	7/1/24		125	146
Broward County FL School Board COP	5.000%	7/1/25		300	360
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/37		380	417
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21	(Prere.)	710	762
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21	(Prere.)	100	107
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/42		3,895	4,298
Central Florida Expressway Authority BAN	4.000%	7/1/37		790	873
Central Florida Expressway Authority Revenue	5.000%	7/1/26		1,135	1,386
Central Florida Expressway Authority Revenue	4.000%	7/1/30		540	611
Central Florida Expressway Authority Revenue	4.000%	7/1/31		1,335	1,507
Central Florida Expressway Authority Revenue	5.000%	7/1/34		190	228
Central Florida Expressway Authority Revenue	4.000%	7/1/35		500	560
Central Florida Expressway Authority Revenue	3.250%	7/1/36		150	156
Central Florida Expressway Authority Revenue	4.000%	7/1/36		640	713

35

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Central Florida Expressway Authority Revenue	4.000%	7/1/38		885	972
Central Florida Expressway Authority Revenue	4.000%	7/1/39		885	970
Central Florida Expressway Authority Revenue	4.000%	7/1/40		2,000	2,189
Central Florida Expressway Authority Revenue	4.000%	7/1/41		1,860	2,051
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19	(Prere.)	280	281
Florida Board of Education Lottery Revenue	5.000%	7/1/20		5,545	5,686
Florida Board of Education Lottery Revenue	5.000%	7/1/21		225	239
Florida Board of Education Lottery Revenue	5.000%	7/1/24		1,190	1,392
Florida Board of Education Lottery Revenue	5.000%	7/1/25		1,760	2,119
Florida Board of Education Lottery Revenue	5.000%	7/1/28		535	690
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	(Prere.)	215	220
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		1,000	1,022
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		710	726
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		290	296
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		2,445	2,593
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		3,695	4,057
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		1,400	1,537
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		150	170
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		265	281
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		300	329
Florida Department of Management Services COP	5.000%	11/1/27		6,645	8,428
Florida Department of Transportation GO	4.000%	7/1/30		730	861
Florida Department of Transportation GO	4.000%	7/1/43		1,200	1,358
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42		560	644
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47		500	571
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40	(4)	270	288
Florida Municipal Power Agency Revenue	5.000%	10/1/22		290	321
Florida Municipal Power Agency Revenue	5.000%	10/1/24		535	630
Florida Municipal Power Agency Revenue	5.000%	10/1/27		110	135
Florida Municipal Power Agency Revenue	5.000%	10/1/28		525	642
Florida Municipal Power Agency Revenue	5.000%	10/1/29		105	128
Florida Municipal Power Agency Revenue	4.000%	10/1/30		1,330	1,536
Florida Turnpike Authority Revenue	4.500%	7/1/37		50	51
Florida Turnpike Authority Revenue	5.000%	7/1/40		2,275	2,352
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20		51	51
Gainesville FL Utilities System Revenue	5.000%	10/1/47		6,805	8,410
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/39		400	414
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44		525	600

36

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/48		5,000	6,079
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/26		260	311
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		1,415	1,542
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	385	427
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	625	693
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	440	496
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	(Prere.)	10	11
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		225	273
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		360	400
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,240	2,768
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30		450	554
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/38		2,200	2,454
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/39		30	34
Jacksonville FL Special Revenue	5.000%	10/1/30		525	635
Jacksonville FL Special Revenue	5.000%	10/1/31		325	391
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		1,250	1,542
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	(4)	270	306
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	(4)	235	265
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45		1,900	2,202
Miami Beach FL Stormwater Revenue	5.000%	9/1/47		3,000	3,269
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		1,750	1,972
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		4,250	4,758
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/44		1,790	1,987
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/48		3,370	3,755
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	750	776
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	115	119
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	240	249
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	90	93
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/20	(Prere.)	155	161
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		250	305
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		250	302

37

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/37		890	1,020
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		1,175	1,385
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		555	571
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41		1,000	1,022
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/40		110	126
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	4.000%	4/1/45		250	266
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/45		795	902
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		185	208
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		2,295	2,650
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,185	1,358
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/30		770	915
Miami-Dade County FL Expressway Authority Toll System Revenue	4.000%	7/1/35		110	120
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40		4,470	4,573
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	0.000%	10/1/48	(12)	690	267
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	0.000%	4/1/49	(12)	1,975	735
Miami-Dade County FL School Board COP	5.000%	2/1/24		370	426
Miami-Dade County FL School Board COP	5.000%	2/1/25		220	261
Miami-Dade County FL School Board COP	5.000%	2/1/26		405	492
Miami-Dade County FL School Board COP	5.000%	5/1/28		1,025	1,202
Miami-Dade County FL School Board COP	5.625%	5/1/31		90	95
Miami-Dade County FL School District GO	5.000%	3/15/46		3,000	3,497
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42		2,890	3,266
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		5,315	5,839
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		155	170
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		100	110
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		605	664
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34		870	1,042
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		1,245	1,363
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		700	836
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37		135	148

38

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/38		1,435	1,693
Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39		160	176
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42		535	257
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37		785	857
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/38		1,465	1,612
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/42		190	198
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/42		2,480	2,688
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20	(Prere.)	1,475	1,527
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20	(Prere.)	1,200	1,242
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		120	133
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23		930	1,065
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24		2,540	2,991
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25		470	569
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26		885	1,068
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/29		250	286
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42		1,795	1,966
Miami-Dade County FL Water & Sewer Revenue	3.375%	10/1/47		1,215	1,261
Orange County FL School Board COP	5.000%	8/1/31		1,100	1,297
Orange County FL School Board COP	5.000%	8/1/33		1,210	1,453
Orange County FL School Board COP	5.000%	8/1/34		295	353
Orange County FL Tourist Development Revenue	5.000%	10/1/22		225	250
Orange County FL Tourist Development Revenue	5.000%	10/1/24		285	336
Orange County FL Tourist Development Revenue	4.000%	10/1/34		1,000	1,125
Orange County FL Tourist Development Tax Revenue	4.000%	10/1/33		2,000	2,257
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	865	887
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	670	687
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	120	123
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21	(4)	1,000	1,025

39

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/22		435	478
	Orlando FL Capital Improvement Revenue	5.000%	10/1/48		4,400	5,326
	Orlando FL Contract Tourist Development Tax Payments Revenue	5.000%	5/1/24	(Prere.)	2,865	3,337
	Orlando FL Contract Tourist Development Tax Payments Revenue	5.000%	5/1/24	(Prere.)	310	361
	Orlando FL Contract Tourist Development Tax Payments Revenue	5.250%	5/1/24	(Prere.)	200	235
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23		560	641
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/25		480	582
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/21		215	206
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/22		250	233
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		570	623
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.800% coupon rate effective 10/1/2024	0.000%	10/1/32		45	43
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/39		590	552
	Palm Beach County FL School Board COP	5.000%	8/1/26		980	1,208
	Palm Beach County FL School Board COP	5.000%	8/1/27		355	447
	Palm Beach County FL School Board COP	5.000%	8/1/27		355	424
	Palm Beach County FL School Board COP	5.000%	8/1/31		100	118
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/21	(Prere.)	5	5
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/24		145	156
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/31		710	758
	Polk County FL Utility System Revenue	5.000%	10/1/43	(15)	6,500	7,305
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45		105	107
	Reedy Creek FL Improvement District GO	5.000%	6/1/38		315	351
	South Florida Water Management District COP	5.000%	10/1/33		360	427
	Tallahassee FL Energy System Revenue	5.000%	10/1/33		1,000	1,156
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27		635	781
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30		250	309
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/22	(Prere.)	210	231
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/37		3,845	4,180
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42		4,250	4,712
						217,255

40

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24		240	241
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28		1,660	1,903
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29		195	223
Atlanta GA Airport Revenue	5.000%	1/1/42		2,235	2,393
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19	(Prere.)	780	780
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19	(Prere.)	60	60
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	245	245
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	50	50
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	575	575
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	100	100
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	1,000	1,000
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	1,200	1,200
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27	(4)	150	188
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27	(14)	515	637
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28		250	297
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29		190	225
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33		610	717
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34	(4)	610	610
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		255	299
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39	(4)	95	95
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40		1,305	1,515
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43		535	619
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/47		3,175	3,823
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41		5,405	5,786
Georgia GO	5.000%	2/1/20		2,500	2,523
Georgia GO	5.000%	9/1/20		175	181
Georgia GO	5.000%	7/1/21		3,145	3,345
Georgia GO	5.000%	7/1/21		1,300	1,383
Georgia GO	5.000%	10/1/21		250	268
Georgia GO	5.000%	2/1/22		125	136
Georgia GO	4.000%	10/1/22		4,945	5,351
Georgia GO	4.500%	11/1/22		135	144
Georgia GO	5.000%	1/1/23		1,000	1,120
Georgia GO	5.000%	2/1/23		6,225	6,990
Georgia GO	4.000%	1/1/25		1,145	1,305
Georgia GO	5.000%	1/1/25		375	420
Georgia GO	5.000%	2/1/25		1,185	1,415
Georgia GO	5.000%	2/1/26		1,175	1,442
Georgia GO	5.000%	2/1/27		4,960	6,063
Georgia GO	5.000%	2/1/27		725	910
Georgia GO	5.000%	7/1/27		240	264
Georgia GO	5.000%	2/1/28		190	232
Georgia GO	5.000%	7/1/28		120	149
Georgia GO	5.000%	2/1/29		420	510
Georgia GO	5.000%	7/1/30		5,570	7,296
Georgia GO	5.000%	7/1/31		2,000	2,611
Georgia GO	5.000%	7/1/32		1,465	1,864
Georgia GO	4.000%	7/1/34		3,325	3,864
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		730	785

41

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21		1,425	1,510
Gwinnett County GA School District GO	5.000%	8/1/20		3,240	3,333
Gwinnett County GA School District GO	5.000%	8/1/21		1,680	1,793
Gwinnett County GA School District GO	5.000%	8/1/22		1,125	1,242
Gwinnett County GA School District GO	5.000%	2/1/31		1,050	1,261
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/20	(14)	1,770	1,815
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/29		1,880	2,214
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		2,100	2,547
Municipal Electric Authority Georgia Revenue	4.000%	1/1/20		695	698
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		3,635	3,656
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		750	888
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		3,600	4,265
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		2,210	2,417
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		2,395	2,622
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60		600	674
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49		3,120	3,567
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59		2,155	2,426
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/44	(4)	1,000	1,093
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56		1,000	1,153
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/59		1,000	1,067
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63		3,000	3,424
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	4.000%	1/1/49		3,000	3,189
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59		1,000	1,138
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		2,280	2,374
Paulding County GA Water & Sewerage Revenue	3.000%	12/1/48		100	101
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/46		1,250	1,483
Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design)	5.000%	4/1/44		575	645
Sandy Springs GA Public Facilities Authority (City Center Project)	4.000%	5/1/47		190	209
					126,956
Hawaii (1.0%)
Hawaii Airports System Revenue	5.000%	7/1/34		100	102
Hawaii Airports System Revenue	5.000%	7/1/39		140	143
Hawaii GO	5.000%	2/1/20		2,525	2,548
Hawaii GO	5.000%	8/1/21		3,000	3,197
Hawaii GO	5.000%	11/1/21		160	172
Hawaii GO	5.000%	12/1/21	(Prere.)	90	97
Hawaii GO	5.000%	12/1/21	(Prere.)	135	146

42

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hawaii GO	5.000%	12/1/21	(Prere.)	125	135
Hawaii GO	5.000%	12/1/21	(Prere.)	65	70
Hawaii GO	5.000%	12/1/21	(Prere.)	260	281
Hawaii GO	5.000%	12/1/21	(Prere.)	195	210
Hawaii GO	5.000%	12/1/21	(Prere.)	100	108
Hawaii GO	5.000%	12/1/21	(Prere.)	490	529
Hawaii GO	5.000%	12/1/21	(Prere.)	460	496
Hawaii GO	5.000%	10/1/22		5,360	5,949
Hawaii GO	5.000%	8/1/23		890	1,015
Hawaii GO	5.000%	8/1/23	(Prere.)	40	46
Hawaii GO	5.000%	8/1/23	(Prere.)	80	91
Hawaii GO	5.000%	10/1/23		2,000	2,292
Hawaii GO	5.000%	10/1/23		900	1,031
Hawaii GO	5.000%	1/1/24		7,560	8,727
Hawaii GO	5.000%	8/1/24		265	311
Hawaii GO	5.000%	8/1/24		1,005	1,145
Hawaii GO	5.000%	10/1/24		555	655
Hawaii GO	5.000%	8/1/25		695	815
Hawaii GO	5.000%	8/1/25		865	1,014
Hawaii GO	5.000%	10/1/26		275	332
Hawaii GO	5.000%	10/1/27		225	278
Hawaii GO	5.000%	1/1/28		4,500	5,720
Hawaii GO	4.000%	4/1/28		155	179
Hawaii GO	5.000%	8/1/28		80	93
Hawaii GO	5.000%	8/1/28		2,000	2,274
Hawaii GO	5.000%	10/1/28		225	278
Hawaii GO	5.000%	1/1/29		5,200	6,585
Hawaii GO	4.000%	4/1/29		1,750	2,003
Hawaii GO	5.000%	8/1/29		770	895
Hawaii GO	5.000%	8/1/30		3,355	3,888
Hawaii GO	5.000%	8/1/30		45	51
Hawaii GO	5.000%	10/1/30		810	1,016
Hawaii GO	4.000%	5/1/32		500	573
Hawaii GO	4.000%	1/1/34		2,675	3,074
Hawaii GO	4.000%	10/1/34		2,510	2,792
Hawaii GO	3.000%	4/1/36		165	172
Honolulu HI City & County GO	5.000%	10/1/21		885	949
Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	525	585
Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	300	334
Honolulu HI City & County GO	5.000%	10/1/37		705	829
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/21	(Prere.)	250	267
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/22	(Prere.)	185	204
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/31		335	379
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/33		600	673
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40		1,485	1,727
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/45		355	410
					67,885

43

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26		1,000	1,220

Illinois (4.9%)
Chicago IL Board of Education GO	5.750%	4/1/33		100	120
Chicago IL Board of Education GO	5.750%	4/1/34		100	120
Chicago IL Board of Education GO	5.750%	4/1/35		350	420
Chicago IL Board of Education GO	5.000%	4/1/42		2,000	2,273
Chicago IL Board of Education GO	5.000%	4/1/46		1,000	1,130
Chicago IL Board of Education GO	6.000%	4/1/46		2,415	2,882
Chicago IL GO	5.000%	1/1/22		125	132
Chicago IL GO	5.000%	1/1/23		35	38
Chicago IL GO	5.000%	1/1/24		715	785
Chicago IL GO	5.000%	1/1/25	(14)	305	306
Chicago IL GO	5.000%	1/1/25		3,260	3,645
Chicago IL GO	5.000%	1/1/26		495	563
Chicago IL GO	5.000%	1/1/27	(4)	200	201
Chicago IL GO	5.000%	1/1/28	(4)	100	101
Chicago IL GO	5.250%	1/1/28		160	181
Chicago IL GO	5.000%	1/1/29	(4)	100	101
Chicago IL GO	0.000%	1/1/30	(14)	410	301
Chicago IL GO	4.750%	1/1/30	(4)	515	516
Chicago IL GO	5.625%	1/1/30		1,225	1,448
Chicago IL GO	5.625%	1/1/31		200	236
Chicago IL GO	5.000%	1/1/32	(14)	65	65
Chicago IL GO	5.500%	1/1/33		510	577
Chicago IL GO	5.750%	1/1/33		515	607
Chicago IL GO	5.500%	1/1/34		150	169
Chicago IL GO	5.500%	1/1/34		310	350
Chicago IL GO	5.000%	1/1/35		700	757
Chicago IL GO	4.750%	1/1/36	(4)	175	175
Chicago IL GO	6.000%	1/1/38		3,675	4,359
Chicago IL GO	5.000%	1/1/39		5,000	5,673
Chicago IL GO	5.500%	1/1/39		335	375
Chicago IL GO	5.000%	1/1/40		2,800	2,860
Chicago IL GO	5.000%	1/1/44		6,060	6,817
Chicago IL GO	5.500%	1/1/49		1,000	1,163
Chicago IL Housing Authority Revenue	5.000%	1/1/30		1,250	1,525
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/24		275	322
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/25		110	132
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/25		4,370	5,249
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26		215	264
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/27		795	968
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/27		1,435	1,746
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30		340	407
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		500	536

44

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Midway Airport Revenue	5.000%	1/1/25		75	83
Chicago IL Midway Airport Revenue	5.000%	1/1/27		60	68
Chicago IL Midway Airport Revenue	5.000%	1/1/41		390	451
Chicago IL Midway Airport Revenue	5.000%	1/1/46		485	557
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21	(Prere.)	100	105
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21	(Prere.)	1,530	1,609
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21	(Prere.)	1,845	1,943
Chicago IL O’Hare International Airport Revenue	6.000%	1/1/21	(Prere.)	100	106
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21	(Prere.)	2,110	2,240
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		185	212
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		175	206
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		100	117
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		500	585
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		85	99
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		1,695	1,830
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		2,180	2,530
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		500	589
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		500	588
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		605	696
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/35		75	83
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		50	50
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35		585	613
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		400	467
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		240	284
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38		2,000	2,251
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		525	577
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		650	769
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39		505	530
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41		2,000	2,317

45

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	4.250%	1/1/42	(15)	50	56
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/44		350	384
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46		590	668
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/47		4,130	4,824
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		7,780	9,056
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/53		10,000	11,977
Chicago IL Park District GO	5.000%	1/1/36		1,845	2,124
Chicago IL Park District GO	4.000%	1/1/41	(15)	1,000	1,049
Chicago IL Public Building Commission GO	5.250%	3/1/33	(2)	165	204
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/49		250	280
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/51	(4)	500	567
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/51		500	562
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		500	503
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28	(14)	330	267
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		150	167
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42	(4)	2,500	2,948
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47		500	564
Chicago IL Waterworks Revenue	5.000%	11/1/29		50	54
Chicago IL Waterworks Revenue	5.000%	11/1/28		860	1,017
Chicago IL Waterworks Revenue	5.000%	11/1/30		250	293
Cook County IL Community College District GO	5.500%	12/1/38		200	215
Cook County IL Community College District GO	5.000%	12/1/47	(15)	500	572
Cook County IL GO	5.000%	11/15/19		115	115
Cook County IL GO	5.000%	11/15/21		125	125
Cook County IL GO	5.250%	11/15/22		360	374
Cook County IL GO	5.000%	11/15/23		335	377
Cook County IL GO	5.000%	11/15/24		430	470
Cook County IL GO	5.250%	11/15/24		200	214
Cook County IL GO	5.000%	11/15/25		295	322
Cook County IL GO	5.250%	11/15/25		100	107
Cook County IL GO	5.000%	11/15/26		135	163
Cook County IL GO	5.000%	11/15/28		85	88
Cook County IL GO	5.250%	11/15/28		1,175	1,251
Cook County IL GO	4.000%	11/15/29		215	224
Cook County IL GO	5.000%	11/15/31		500	585
Cook County IL GO	5.250%	11/15/33		3,000	3,106
Cook County IL Sales Tax Revenue	5.000%	11/15/37		375	403
Evanston IL GO	3.500%	12/1/38		645	672
Evanston IL GO	3.500%	12/1/39	(15)	755	796
Illinois Finance Authority Revenue (DePaul University)	6.125%	4/1/21	(Prere.)	300	320
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46		140	159

46

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (University of Chicago)	4.000%	10/1/32		90	94
Illinois Finance Authority Revenue (University of Chicago)	4.000%	10/1/33		50	52
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/51		75	79
Illinois GO	5.000%	11/1/19		5,000	5,000
Illinois GO	5.000%	12/1/19		1,850	1,854
Illinois GO	4.000%	2/1/20		100	100
Illinois GO	5.000%	2/1/20		2,865	2,886
Illinois GO	5.000%	7/1/20		125	127
Illinois GO	5.000%	8/1/20	(4)	650	667
Illinois GO	4.000%	9/1/20		135	137
Illinois GO	5.000%	11/1/20		1,675	1,723
Illinois GO	4.000%	1/1/21		310	317
Illinois GO	5.000%	1/1/21		765	791
Illinois GO	5.250%	1/1/21		275	285
Illinois GO	4.000%	2/1/21		100	102
Illinois GO	5.000%	2/1/21		5,000	5,180
Illinois GO	5.000%	5/1/21		3,240	3,380
Illinois GO	5.000%	7/1/21		375	393
Illinois GO	5.000%	8/1/21		3,345	3,514
Illinois GO	5.000%	10/1/21		2,375	2,505
Illinois GO	5.000%	11/1/21		10,570	11,170
Illinois GO	5.000%	12/1/21		600	636
Illinois GO	5.000%	1/1/22		800	804
Illinois GO	5.000%	2/1/22		1,050	1,115
Illinois GO	5.000%	2/1/22		240	255
Illinois GO	5.000%	5/1/22		55	59
Illinois GO	5.000%	5/1/22		2,500	2,671
Illinois GO	5.250%	5/1/22		3,830	4,115
Illinois GO	5.000%	7/1/22		175	188
Illinois GO	5.000%	8/1/22	(4)	200	216
Illinois GO	4.000%	9/1/22		365	383
Illinois GO	5.000%	2/1/23		220	238
Illinois GO	5.000%	2/1/23		200	217
Illinois GO	5.000%	5/1/23		225	245
Illinois GO	5.000%	7/1/23		580	635
Illinois GO	5.000%	10/1/23		1,200	1,320
Illinois GO	5.000%	11/1/23		2,500	2,758
Illinois GO	5.000%	12/1/23		2,000	2,208
Illinois GO	5.000%	1/1/24		290	291
Illinois GO	5.000%	2/1/24		125	138
Illinois GO	5.500%	7/1/24		600	663
Illinois GO	5.000%	11/1/24		3,000	3,349
Illinois GO	5.000%	2/1/25		100	112
Illinois GO	5.000%	3/1/25		390	412
Illinois GO	5.500%	7/1/25		470	519
Illinois GO	4.000%	8/1/25		580	601
Illinois GO	5.000%	8/1/25		60	64
Illinois GO	5.000%	11/1/25		5,500	6,213
Illinois GO	5.000%	5/1/26		150	165
Illinois GO	5.500%	7/1/26		470	518
Illinois GO	5.000%	11/1/26		5,000	5,682

47

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	1/1/27		520	585
Illinois GO	5.000%	2/1/27		50	55
Illinois GO	5.000%	5/1/27		250	274
Illinois GO	5.000%	6/1/27		250	283
Illinois GO	5.000%	10/1/27		650	749
Illinois GO	5.000%	11/1/27		1,000	1,146
Illinois GO	5.250%	7/1/28		100	109
Illinois GO	5.000%	9/1/28		210	245
Illinois GO	5.000%	10/1/28		2,500	2,914
Illinois GO	5.000%	11/1/28		8,555	9,786
Illinois GO	5.250%	2/1/29		2,500	2,746
Illinois GO	5.000%	5/1/29		125	137
Illinois GO	5.250%	7/1/29		295	321
Illinois GO	5.000%	10/1/29		1,000	1,160
Illinois GO	5.000%	11/1/29		5,500	6,236
Illinois GO	4.000%	2/1/31	(4)	250	274
Illinois GO	5.250%	2/1/31		100	109
Illinois GO	5.000%	3/1/32		50	52
Illinois GO	5.000%	10/1/33		3,465	3,962
Illinois GO	4.000%	12/1/33		925	963
Illinois GO	5.000%	1/1/34		665	693
Illinois GO	5.000%	5/1/35		150	162
Illinois GO	5.000%	12/1/35		1,500	1,693
Illinois GO	5.000%	5/1/36		365	394
Illinois GO	5.500%	7/1/38		1,125	1,221
Illinois GO	5.000%	2/1/39		285	305
Illinois GO	5.000%	5/1/39		555	597
Illinois GO	5.000%	5/1/39		2,000	2,254
Illinois GO	5.000%	1/1/41		100	109
Illinois GO	4.000%	6/1/41		60	61
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/22		100	108
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/23		230	256
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/29		40	47
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/31		1,000	1,166
Illinois Municipal Electric Agency Power Supply System Revenue	4.000%	2/1/33		250	273
Illinois Regional Transportation Authority Revenue	5.750%	6/1/21	(4)	120	128
Illinois Regional Transportation Authority Revenue	6.500%	7/1/26	(14)	170	213
Illinois Regional Transportation Authority Revenue	5.750%	6/1/34	(4)	175	241
Illinois Sales Tax Revenue	5.000%	6/15/20		400	408
Illinois Sales Tax Revenue	5.000%	6/15/20		270	275
Illinois Sales Tax Revenue	4.000%	6/15/21		350	351
Illinois Sales Tax Revenue	5.000%	6/15/21		830	868
Illinois Sales Tax Revenue	5.000%	6/15/22		650	696
Illinois Sales Tax Revenue	5.000%	6/15/22		975	1,044
Illinois Sales Tax Revenue	5.000%	6/15/23		310	338
Illinois Sales Tax Revenue	5.000%	6/15/24		1,110	1,209

48

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Sales Tax Revenue	5.000%	6/15/25		315	343
Illinois Sales Tax Revenue	5.000%	6/15/26		1,530	1,664
Illinois Sports Facility Authority Revenue	0.000%	6/15/26	(2)	445	376
Illinois Sports Facility Authority Revenue	5.000%	6/15/27	(4)	990	1,117
Illinois Toll Highway Authority Revenue	5.000%	1/1/21		100	104
Illinois Toll Highway Authority Revenue	5.000%	12/1/21		150	162
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		2,000	2,220
Illinois Toll Highway Authority Revenue	5.000%	1/1/24		100	114
Illinois Toll Highway Authority Revenue	5.000%	1/1/26		2,000	2,402
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		2,500	3,055
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		325	327
Illinois Toll Highway Authority Revenue	4.000%	12/1/31		185	204
Illinois Toll Highway Authority Revenue	5.000%	12/1/32		1,175	1,377
Illinois Toll Highway Authority Revenue	5.000%	1/1/35		1,600	1,939
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		750	859
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		1,000	1,164
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		1,800	2,176
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		1,275	1,436
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		375	429
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		1,000	1,125
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		120	139
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		4,960	5,426
Illinois Toll Highway Authority Revenue	5.000%	1/1/39		235	263
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		1,050	1,207
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		3,180	3,671
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	755	629
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/28	(14)	205	163
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	70	52
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30	(4)	150	112
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/32	(14)	125	83
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/35	(14)	300	178
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36	(14)	2,375	1,377
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	2,575	1,373
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/46	(4)	615	241
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/47	(4)	380	143
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/20	(14)	415	410
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.650%	6/15/22	(ETM)	30	33
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.650%	6/15/22	(14)	265	290

49

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(ETM)	5	5
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(14)	235	215
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/30	(14)	250	180
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	485	341
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	430	291
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	360	235
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/34	(14)	250	157
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/34	(14)	1,655	1,019
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	655	364
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/43	(4)	550	243
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	520	220
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/45	(4)	340	139
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50	(4)	350	357
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51	(4)	850	270
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	5,500	1,442
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	5,000	1,167
1	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), 4.700% coupon rate effective 6/15/2031	0.000%	12/15/37		1,500	1,016
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27		1,355	1,639

50

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/30		1,500	1,793
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32		175	194
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35		185	203
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		2,565	2,975
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/40		2,350	2,700
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/48		2,615	2,971
Sangamon County IL Water Reclamation District GO	5.000%	1/1/44		5,000	5,880
Springfield IL Electric Revenue	5.000%	3/1/33		500	572
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31		190	131
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32		90	60
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/33		300	190
Will County IL GO	5.000%	11/15/45		2,000	2,268
					313,354
Indiana (0.6%)
Carmel IN Redevelopment Authority	4.000%	2/1/38		675	707
Indiana Finance Authority Highway Revenue	5.000%	12/1/21		280	302
Indiana Finance Authority Highway Revenue	5.000%	12/1/23		2,735	3,152
Indiana Finance Authority Highway Revenue	5.000%	12/1/25		1,175	1,431
Indiana Finance Authority Highway Revenue	5.000%	6/1/29		390	509
Indiana Finance Authority Revenue	5.000%	2/1/20		210	212
Indiana Finance Authority Revenue	5.000%	2/1/24		250	289
Indiana Finance Authority Revenue	5.000%	2/1/25		260	310
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33		175	210
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34		220	263
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/37		320	381
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/21	(Prere.)	2,055	2,153
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		2,065	2,210
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41		250	266
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	(14)	4,960	5,862
Indiana Municipal Power Agency Revenue	5.000%	1/1/37		110	130
Indiana Municipal Power Agency Revenue	4.000%	1/1/42		110	120
Indiana Municipal Power Agency Revenue	5.000%	1/1/42		2,150	2,509
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/49		3,000	3,654
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	3.840%	2/1/54		2,000	2,116

51

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	1,600	1,610
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24	(14)	1,355	1,567
	Lake Central IN Multi-District School Building Corp. Revenue	5.000%	1/15/30		345	382
*	Tippecanoe County IN School Building Corp. Revenue	5.000%	7/15/35		2,000	2,499
*	Tippecanoe County IN School Building Corp. Revenue	5.000%	7/15/36		3,000	3,735
						36,579
Iowa (0.2%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34		1,990	2,093
	Iowa Finance Authority Revenue	5.000%	8/1/20		470	483
	Iowa Finance Authority Revenue	5.000%	8/1/42		2,665	3,225
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/46		3,000	3,576
	Iowa Special Obligation Revenue	4.000%	6/1/26		410	478
	Iowa Special Obligation Revenue	5.000%	6/1/27		125	153
	Iowa Special Obligation Revenue	5.000%	6/1/28		835	1,018
						11,026
Kansas (0.2%)
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/20		250	258
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/21		1,200	1,284
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/24		695	817
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		260	314
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		185	218
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		335	404
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/27		1,735	2,085
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/30		750	893
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/34		220	261
	Kansas Development Finance Authority Revenue (Kansas Department of Health & Environment)	5.000%	3/1/21		545	552
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25		1,855	2,173
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/22	(Prere.)	410	454
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/29		1,000	1,183
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/39		90	99

52

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wyandotte County KS Unified School District No. 500 GO	4.125%	9/1/37		765	854
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/32		1,715	1,871
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.250%	9/1/39		525	567
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/40		75	86
					14,373
Kentucky (0.7%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/25		395	450
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/26		870	1,006
Kentucky Bond Development Corp. Revenue (Lexington Center Corporation Project)	4.000%	9/1/48		4,045	4,424
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/48		2,000	2,372
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/23	(14)	650	731
Kentucky Municipal Power Agency Power System Revenue	4.000%	9/1/39	(14)	135	145
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/42	(14)	150	172
Kentucky Property & Building Commission Revenue	5.000%	5/1/20		2,500	2,545
Kentucky Property & Building Commission Revenue	5.000%	8/1/21		170	175
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	(14)	7,000	7,443
Kentucky Property & Building Commission Revenue	5.000%	8/1/22		600	657
Kentucky Property & Building Commission Revenue	5.000%	11/1/22		1,800	1,986
Kentucky Property & Building Commission Revenue	5.000%	8/1/23		770	868
Kentucky Property & Building Commission Revenue	5.000%	8/1/24		100	116
Kentucky Property & Building Commission Revenue	5.000%	11/1/27		2,230	2,677
Kentucky Property & Building Commission Revenue	5.000%	5/1/29		750	902
Kentucky Property & Building Commission Revenue	5.000%	4/1/30		2,050	2,449
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		200	226
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/27		550	662
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/30		6,250	6,708

53

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/34		3,195	3,415
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	3.000%	5/15/46		610	600
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/23	(4)	2,300	2,313
					43,042
Louisiana (0.7%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/39		380	439
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20		100	102
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(4)	130	142
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23		625	704
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/26		795	970
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20	(Prere.)	855	871
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22		2,405	2,628
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	(Prere.)	155	170
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23		470	514
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26		1,335	1,458
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36		1,095	1,250
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39		2,325	2,581
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/40		4,500	5,431
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41		5,830	6,755
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45		1,000	1,099
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45		2,210	2,638
Louisiana GO	5.000%	7/15/20		515	528
Louisiana GO	5.000%	7/15/23		2,040	2,245
Louisiana GO	5.000%	7/15/24		475	523
Louisiana GO	5.000%	8/1/25		50	58
Louisiana GO	5.000%	8/1/27		500	614
Louisiana GO	4.000%	5/15/29		610	659
Louisiana GO	4.000%	2/1/33		5,020	5,441
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/43		100	110
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/44		400	446
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/51		150	171
Louisiana Public Facilities Authority Lease Revenue	4.000%	1/1/56		100	106
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/56		2,290	2,608
Louisiana Public Facilities Authority Revenue (Loyola University)	5.000%	10/1/41		865	903
					42,164

54

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maine (0.0%)
Maine GO	5.000%	6/1/21		500	530

Maryland (2.4%)
Baltimore MD Project Revenue	5.000%	7/1/38		60	68
Baltimore MD Project Revenue	5.000%	7/1/38		810	917
Baltimore MD Project Revenue	5.000%	7/1/41		660	696
Baltimore MD Project Revenue	5.000%	7/1/44		200	229
Howard County MD GO	5.000%	2/15/27		845	1,058
Howard County MD GO	3.000%	2/15/30		100	104
Maryland Department of Transportation Revenue	5.000%	12/15/20		2,450	2,555
Maryland Department of Transportation Revenue	4.000%	9/1/21		1,000	1,052
Maryland Department of Transportation Revenue	5.000%	9/1/22		130	144
Maryland Department of Transportation Revenue	5.000%	2/15/23		1,780	2,000
Maryland Department of Transportation Revenue	5.000%	9/1/23		1,080	1,235
Maryland Department of Transportation Revenue	5.000%	9/1/24		950	1,119
Maryland Department of Transportation Revenue	4.000%	12/15/26		150	166
Maryland Department of Transportation Revenue	5.000%	9/1/27		2,000	2,531
Maryland Department of Transportation Revenue	4.000%	11/1/27		575	649
Maryland Department of Transportation Revenue	4.000%	12/15/27		135	150
Maryland Department of Transportation Revenue	3.000%	12/15/30		755	784
Maryland Department of Transportation Revenue	3.500%	10/1/33		1,100	1,198
Maryland GO	4.000%	3/15/20	(Prere.)	125	126
Maryland GO	4.000%	3/15/20	(Prere.)	1,455	1,470
Maryland GO	5.000%	6/1/20		135	138
Maryland GO	4.000%	8/1/20	(Prere.)	1,570	1,603
Maryland GO	5.000%	8/1/20	(Prere.)	520	535
Maryland GO	5.000%	8/1/20		600	617
Maryland GO	5.000%	8/1/20		5,750	5,917
Maryland GO	5.000%	8/1/20		1,000	1,029
Maryland GO	5.250%	8/1/20		2,000	2,062
Maryland GO	5.000%	3/1/21	(Prere.)	1,400	1,471
Maryland GO	5.000%	3/1/21	(Prere.)	1,480	1,555
Maryland GO	5.000%	3/1/21		125	131
Maryland GO	5.000%	3/1/21	(Prere.)	1,865	1,960
Maryland GO	4.500%	8/1/21		435	460
Maryland GO	5.000%	8/1/21		3,985	4,252
Maryland GO	5.000%	8/1/21		150	160
Maryland GO	5.000%	8/1/21	(Prere.)	100	107
Maryland GO	5.000%	8/1/21	(Prere.)	460	491
Maryland GO	5.000%	8/1/21	(Prere.)	100	107
Maryland GO	4.000%	3/1/22	(Prere.)	1,300	1,386

55

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maryland GO	5.000%	3/1/22	(Prere.)	250	272
Maryland GO	5.000%	6/1/22		840	922
Maryland GO	5.000%	8/1/22		4,925	5,437
Maryland GO	5.000%	8/1/22	(Prere.)	840	928
Maryland GO	5.000%	8/1/22		2,420	2,672
Maryland GO	5.000%	8/1/22		4,920	5,432
Maryland GO	5.000%	8/1/22	(Prere.)	350	387
Maryland GO	5.000%	3/1/23	(Prere.)	730	822
Maryland GO	5.000%	3/1/23	(Prere.)	2,130	2,398
Maryland GO	5.000%	3/1/23	(Prere.)	1,200	1,351
Maryland GO	5.000%	3/1/23		215	242
Maryland GO	5.000%	3/15/23		8,040	9,059
Maryland GO	5.000%	6/1/23		505	573
Maryland GO	5.000%	8/1/23	(Prere.)	115	131
Maryland GO	5.000%	8/1/23		2,275	2,594
Maryland GO	5.000%	8/1/23		175	200
Maryland GO	5.000%	3/15/24		1,500	1,742
Maryland GO	4.000%	8/1/24		1,845	2,082
Maryland GO	5.000%	8/1/24		245	288
Maryland GO	5.000%	8/1/24		5,175	6,079
Maryland GO	5.000%	3/15/25		1,750	2,093
Maryland GO	4.000%	6/1/25		2,830	3,179
Maryland GO	5.000%	3/15/26		1,365	1,674
Maryland GO	5.000%	6/1/26		1,310	1,526
Maryland GO	4.000%	8/1/26		1,000	1,099
Maryland GO	5.000%	8/1/26		2,030	2,512
Maryland GO	5.000%	8/1/26		4,745	5,872
Maryland GO	3.000%	3/1/27		350	357
Maryland GO	5.000%	3/15/27		1,630	2,045
Maryland GO	4.000%	6/1/27		1,020	1,139
Maryland GO	4.000%	8/1/27		960	1,052
Maryland GO	5.000%	8/1/27		3,200	4,048
Maryland GO	5.000%	8/1/27		685	866
Maryland GO	3.000%	3/1/28		295	300
Maryland GO	4.000%	6/1/28		2,120	2,365
Maryland GO	5.000%	8/1/28		1,405	1,816
Maryland GO	5.000%	3/15/29		3,025	3,859
Maryland GO	4.000%	8/1/29		1,100	1,202
Maryland GO	3.000%	3/1/30		200	208
Maryland GO	4.000%	3/15/30		560	651
Maryland GO	4.000%	8/1/32		6,645	7,768
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/41		2,650	3,102
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/42		1,000	1,205
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/46		950	1,105
Maryland Transportation Authority Facilities Projects Revenue	4.000%	7/1/26		1,200	1,286
Montgomery County MD GO	5.000%	7/1/21		245	260
Montgomery County MD GO	5.000%	11/1/23		2,955	3,397

56

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County MD GO	5.000%	11/1/24	(Prere.)	755	895
Montgomery County MD GO	5.000%	11/1/24	(Prere.)	115	136
Montgomery County MD GO	5.000%	11/1/24		100	118
Montgomery County MD GO	5.000%	11/1/25		1,080	1,277
Montgomery County MD GO	5.000%	10/1/27		3,020	3,834
Prince George MD Consolidated Public Improvement GO	4.000%	7/15/30		5,145	6,094
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/35		1,620	1,706
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/36		1,980	2,075
					157,964
Massachusetts (5.3%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/20		3,410	3,497
Massachusetts Bay Transportation Authority Assessment Revenue	4.050%	7/1/41		50	53
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/41		8,025	8,740
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25		890	1,074
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25		165	199
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28		2,750	3,540
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31		155	208
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		1,000	1,105
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35		1,545	1,582
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		2,470	2,880
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41		3,650	4,397
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45		3,225	3,738
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		1,180	1,187
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		1,000	1,006
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32		5,400	5,433
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/37		810	815
Massachusetts Development Finance Agency Revenue (Boston College)	4.000%	7/1/42		930	1,029
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46		850	921
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/48		1,185	1,372
Massachusetts Development Finance Agency Revenue (Deerfield Academy)	5.000%	10/1/40		4,665	4,809

57

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		1,030	1,144
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		500	572
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30		780	916
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/32		980	1,141
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		500	569
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	(Prere.)	1,130	1,171
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/22		290	320
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/24		150	177
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/29		1,000	1,163
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36		1,360	1,910
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40		1,315	1,896
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29		500	604
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		3,000	3,501
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/43		380	424
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24		75	88
Massachusetts Federal Highway Revenue	5.000%	6/15/26		1,055	1,266
Massachusetts GO	5.000%	4/1/20		2,500	2,540
Massachusetts GO	5.000%	8/1/20		7,630	7,850
Massachusetts GO	5.250%	8/1/20		165	170
Massachusetts GO	5.250%	8/1/20	(4)	5,000	5,153
Massachusetts GO	5.500%	10/1/20	(14)	3,200	3,327
Massachusetts GO	5.000%	4/1/21	(Prere.)	100	105
Massachusetts GO	5.000%	4/1/21	(Prere.)	200	211
Massachusetts GO	4.500%	8/1/21	(Prere.)	10,000	10,581
Massachusetts GO	5.000%	8/1/21	(Prere.)	310	331
Massachusetts GO	5.250%	8/1/21		75	80
Massachusetts GO	5.250%	9/1/21	(4)	560	602
Massachusetts GO	5.000%	10/1/21	(Prere.)	150	161
Massachusetts GO	4.000%	12/1/21	(Prere.)	2,565	2,716
Massachusetts GO	4.250%	12/1/21	(Prere.)	1,540	1,639
Massachusetts GO	4.500%	12/1/21	(Prere.)	4,000	4,277
Massachusetts GO	5.000%	12/1/21	(Prere.)	1,010	1,090
Massachusetts GO	5.000%	3/1/22		1,935	2,106
Massachusetts GO	5.000%	7/1/22	(Prere.)	4,000	4,400
Massachusetts GO	5.000%	7/1/22		760	837
Massachusetts GO	5.000%	7/1/22	(Prere.)	450	495
Massachusetts GO	5.000%	7/1/22	(Prere.)	160	176
Massachusetts GO	5.000%	7/1/22	(Prere.)	1,585	1,743
Massachusetts GO	5.000%	7/1/22		4,000	4,403

58

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	5.000%	8/1/22		2,705	2,986
Massachusetts GO	5.000%	8/1/22		1,145	1,264
Massachusetts GO	5.250%	8/1/22		345	383
Massachusetts GO	5.000%	10/1/22		405	449
Massachusetts GO	5.000%	11/1/22	(Prere.)	1,000	1,112
Massachusetts GO	5.000%	11/1/22	(Prere.)	205	228
Massachusetts GO	5.000%	11/1/22	(Prere.)	300	334
Massachusetts GO	5.000%	3/1/23		535	602
Massachusetts GO	5.000%	7/1/23		770	875
Massachusetts GO	5.000%	7/1/23		460	523
Massachusetts GO	5.000%	8/1/23		340	387
Massachusetts GO	5.250%	8/1/23		975	1,120
Massachusetts GO	5.000%	7/1/24		5,840	6,840
Massachusetts GO	5.000%	12/1/24		3,930	4,659
Massachusetts GO	4.000%	5/1/25		1,000	1,094
Massachusetts GO	5.000%	7/1/25		1,635	1,970
Massachusetts GO	5.000%	7/1/25		325	392
Massachusetts GO	5.000%	8/1/25		345	417
Massachusetts GO	5.250%	9/1/25	(4)	540	661
Massachusetts GO	5.000%	10/1/25		235	285
Massachusetts GO	5.000%	10/1/25		1,685	2,045
Massachusetts GO	5.000%	7/1/26		1,845	2,277
Massachusetts GO	5.000%	10/1/26		490	608
Massachusetts GO	5.000%	7/1/27		860	1,084
Massachusetts GO	5.000%	7/1/27		1,025	1,292
Massachusetts GO	4.000%	10/1/27		225	231
Massachusetts GO	5.000%	7/1/29		485	592
Massachusetts GO	4.000%	11/1/29		110	118
Massachusetts GO	5.000%	5/1/30		1,500	1,689
Massachusetts GO	5.000%	7/1/30		505	601
Massachusetts GO	5.500%	8/1/30	(2)	645	880
Massachusetts GO	4.000%	7/1/31		250	266
Massachusetts GO	5.000%	7/1/31		4,610	5,588
Massachusetts GO	5.000%	9/1/31		16,770	19,472
Massachusetts GO	5.000%	7/1/33		100	118
Massachusetts GO	4.000%	9/1/33		8,575	9,717
Massachusetts GO	5.000%	2/1/35		120	146
Massachusetts GO	5.000%	7/1/35		1,000	1,178
Massachusetts GO	5.000%	8/1/35		100	106
Massachusetts GO	4.000%	9/1/35		655	738
Massachusetts GO	3.375%	10/1/35		200	202
Massachusetts GO	3.000%	11/1/35		5,495	5,727
Massachusetts GO	5.000%	12/1/35		120	146
Massachusetts GO	5.000%	1/1/36		890	1,118
Massachusetts GO	5.000%	7/1/36		940	1,106
Massachusetts GO	4.000%	9/1/37		200	221
Massachusetts GO	4.000%	9/1/37		100	112
Massachusetts GO	5.000%	12/1/38		750	903
Massachusetts GO	4.000%	5/1/40		150	159
Massachusetts GO	5.000%	3/1/41		3,200	3,618
Massachusetts GO	3.000%	4/1/41		645	654
Massachusetts GO	5.000%	11/1/41		1,950	2,360
Massachusetts GO	5.000%	1/1/44		3,175	3,837
Massachusetts GO	4.000%	2/1/44		500	551

59

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	3.000%	4/1/44		635	641
Massachusetts GO	5.000%	7/1/45		400	464
Massachusetts GO	5.000%	11/1/45		855	1,029
Massachusetts GO	4.000%	2/1/46		1,000	1,099
Massachusetts GO	5.000%	3/1/46		1,000	1,126
Massachusetts GO	4.000%	4/1/46		1,880	2,034
Massachusetts GO	5.000%	5/1/46		5,000	6,175
Massachusetts GO	3.000%	9/1/46		4,795	4,841
Massachusetts GO	5.250%	4/1/47		200	243
Massachusetts GO	5.000%	1/1/49		5,000	6,132
Massachusetts Health & Educational Facilities Authority Revenue (Berklee College of Music, Inc.)	5.000%	10/1/37		10	10
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.000%	12/15/19	(Prere.)	335	336
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33		125	176
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/35		750	771
Massachusetts Port Authority Revenue	5.000%	7/1/45		175	203
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		125	134
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/21		420	451
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22		3,670	4,056
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24		4,380	4,838
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		3,440	3,800
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		315	348
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.050%	8/15/28		1,135	1,232
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		1,270	1,399
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		1,500	1,650
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		1,820	2,002
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		1,000	1,189
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32		275	295
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35		3,575	3,844
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35		2,450	2,774
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/41		1,330	1,418
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	2/15/43		500	557
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/43		2,375	2,646

60

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		2,435	2,900
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		7,625	9,385
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49		13,040	15,260
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/30	(14)	140	188
Massachusetts Transportation Fund Revenue	5.000%	6/1/26		185	228
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46		300	328
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/42		820	986
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41		1,750	2,072
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45		150	162
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20		3,000	3,086
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23		6,820	7,778
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24		945	1,111
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)(ETM)	25	26
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)	295	305
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(ETM)	15	15
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)(ETM)	10	10
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	120	128
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	1,000	1,066
Massachusetts Water Resources Authority Revenue	5.250%	8/1/21	(Prere.)	100	107
Massachusetts Water Resources Authority Revenue	5.500%	8/1/21	(4)	865	931
Massachusetts Water Resources Authority Revenue	5.000%	8/1/22	(Prere.)	140	154
Massachusetts Water Resources Authority Revenue	5.000%	8/1/22	(Prere.)	3,750	4,136
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		190	231
Massachusetts Water Resources Authority Revenue	5.250%	8/1/31	(4)	80	110
Massachusetts Water Resources Authority Revenue	4.000%	8/1/36		245	274
Massachusetts Water Resources Authority Revenue	4.000%	8/1/40		500	553
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		10,085	12,044

61

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		1,310	1,394
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		295	324
University of Massachusetts Building Authority Revenue	5.000%	11/1/40		4,320	5,085
University of Massachusetts Building Authority Revenue	5.250%	11/1/42		135	167
					343,938
Michigan (1.4%)
Detroit MI City School District GO	5.250%	5/1/27	(4)	130	162
Detroit MI City School District GO	5.250%	5/1/30	(4)	3,220	4,248
Detroit MI City School District GO	5.250%	5/1/32	(4)	125	166
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		5,000	5,425
Detroit MI Water Supply System Revenue	5.250%	7/1/41		500	528
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/43	(4)	750	884
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/27		155	187
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33		620	740
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		1,775	2,081
Holland MI Electric Utility System Revenue	5.000%	7/1/27		250	265
Holland MI Electric Utility System Revenue	5.000%	7/1/33		780	824
Holland MI Electric Utility System Revenue	5.000%	7/1/39		3,170	3,355
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/28		865	976
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		240	269
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/37		975	1,031
Lansing MI Board of Water & Light Utility System Revenue	5.500%	7/1/41		250	266
Michigan Building Authority Revenue	5.000%	4/15/22		610	666
Michigan Building Authority Revenue	5.000%	4/15/23		235	265
Michigan Building Authority Revenue	5.000%	4/15/28		100	120
Michigan Building Authority Revenue	5.000%	10/15/29		75	85
Michigan Building Authority Revenue	5.000%	10/15/32		2,525	3,046
Michigan Building Authority Revenue	5.000%	4/15/33		485	572
Michigan Building Authority Revenue	5.000%	10/15/33		390	470
Michigan Building Authority Revenue	5.375%	10/15/36		9,855	10,584
Michigan Building Authority Revenue	5.000%	4/15/38		3,080	3,605
Michigan Building Authority Revenue	5.000%	4/15/41		500	591
Michigan Building Authority Revenue	5.500%	10/15/45		3,000	3,216
Michigan Building Authority Revenue	5.000%	10/15/50		110	128
Michigan Building Authority Revenue	5.000%	10/15/51		500	583
Michigan Finance Authority Revenue	5.000%	4/1/20		300	304
Michigan Finance Authority Revenue	5.000%	4/1/21		250	262
Michigan Finance Authority Revenue	5.000%	4/15/21		1,400	1,477
Michigan Finance Authority Revenue	5.000%	10/1/39		2,910	3,324

62

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Finance Authority Revenue	5.000%	11/1/43		1,500	1,812
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	3,700	3,791
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	400	466
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	250	291
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	420	489
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	1,000	1,164
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		250	295
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		750	883
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(4)	115	133
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		250	290
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		985	1,143
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		700	812
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		775	897
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		250	268
Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/23	(4)	1,645	1,865
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23		1,250	1,388
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20		95	97
Michigan GAN	5.000%	3/15/22		815	887
Michigan GAN	5.000%	3/15/23		3,235	3,636
Michigan GAN	5.000%	3/15/24		360	417
Michigan GAN	5.000%	3/15/25		970	1,154
Michigan GAN	5.000%	3/15/26		680	829
Michigan GAN	5.000%	3/15/27		595	739
Michigan GO	4.000%	5/1/29		3,000	3,472
Michigan State University Revenue	5.000%	8/15/38		3,230	3,577
Michigan State University Revenue	4.000%	2/15/44		1,875	2,122
Michigan State University Revenue	5.000%	2/15/48		1,500	1,836
Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/31		315	338
Michigan Trunk Line Revenue	5.000%	11/1/19		50	50
University of Michigan Revenue	5.000%	4/1/23		200	226
University of Michigan Revenue	5.000%	4/1/36		1,360	1,629
University of Michigan Revenue	5.000%	4/1/40		1,000	1,187
Wayne County MI Airport Authority Revenue	5.000%	12/1/25		1,325	1,473
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42	(4)	255	279
					90,640

63

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Minnesota (0.7%)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		500	575
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25		720	852
Minnesota General Fund Revenue	5.000%	3/1/22		455	495
Minnesota General Fund Revenue	5.000%	3/1/27		835	906
Minnesota General Fund Revenue	5.000%	3/1/29		815	883
Minnesota General Fund Revenue	5.000%	6/1/32		2,070	2,325
Minnesota General Fund Revenue	5.000%	6/1/43		1,980	2,200
Minnesota GO	5.000%	11/1/19		75	75
Minnesota GO	4.000%	8/1/20	(Prere.)	2,400	2,450
Minnesota GO	5.000%	8/1/20	(Prere.)	2,825	2,905
Minnesota GO	5.000%	8/1/20	(Prere.)	375	386
Minnesota GO	5.000%	8/1/20		500	514
Minnesota GO	5.000%	8/1/20	(Prere.)	5	5
Minnesota GO	5.000%	8/1/21		3,100	3,307
Minnesota GO	5.000%	8/1/21		505	519
Minnesota GO	5.000%	8/1/21		2,940	3,137
Minnesota GO	5.000%	8/1/22		100	110
Minnesota GO	5.000%	8/1/23		6,400	7,304
Minnesota GO	5.000%	8/1/24		4,170	4,905
Minnesota GO	5.000%	8/1/24		3,360	3,952
Minnesota GO	4.000%	10/1/24		860	952
Minnesota GO	5.000%	10/1/24		1,000	1,182
Minnesota GO	5.000%	8/1/27		2,630	3,164
Minnesota Municipal Power Agency Revenue	5.000%	1/1/24	(Prere.)	415	478
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/23		1,155	1,300
Scott County MN GO	3.000%	12/1/36		1,645	1,723
					46,604
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue	5.250%	8/1/20	(Prere.)	500	515
Mississippi Development Bank Special Obligation Revenue	5.250%	8/1/20	(Prere.)	715	737
Mississippi GO	5.000%	10/1/20		585	605
Mississippi GO	5.000%	10/1/21	(Prere.)	1,355	1,454
Mississippi GO	5.000%	11/1/21		465	500
Mississippi GO	5.000%	10/1/26		3,295	3,972
Mississippi GO	5.000%	10/1/27		795	1,007
Mississippi GO	5.000%	10/1/28		1,155	1,455
Mississippi GO	5.000%	10/1/34		115	142
Mississippi GO	4.000%	10/1/35		3,675	4,195
Mississippi GO	4.000%	10/1/36		1,240	1,411
					15,993
Missouri (0.3%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/33		2,100	2,312
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/35		1,800	2,093

64

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		270	313
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40		500	570
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/23	(Prere.)	50	57
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/42		3,840	4,615
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20		1,010	1,029
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22		1,115	1,220
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/23		420	475
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/25		3,075	3,584
Springfield MO Public Utility Revenue	5.000%	8/1/20		250	257
Springfield MO Public Utility Revenue	5.000%	8/1/26		420	506
Springfield MO Public Utility Revenue	4.000%	8/1/31		130	145
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.500%	7/1/30	(14)	140	189
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42		1,610	1,738
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45		610	708
					19,811
Nebraska (0.2%)
Douglas County NE School District No. 1 GO (Omaha Public Schools)	4.000%	12/15/31		6,100	7,072
Nebraska GO (Lincoln-West Haymarket Joint Public Agency)	5.000%	12/15/42		50	54
Nebraska Public Power District Revenue	5.000%	1/1/40		1,535	1,640
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21		150	157
Omaha NE Public Power District Electric Revenue	5.000%	2/1/22	(Prere.)	2,065	2,240
Omaha NE Public Power District Electric Revenue	5.000%	8/1/24	(Prere.)	740	870
Omaha NE Public Power District Electric Revenue	5.000%	2/1/28		625	758
Omaha NE Public Power District Electric Revenue	4.000%	2/1/38		175	187
Omaha NE Public Power District Electric Revenue	4.000%	2/1/42		1,480	1,642
Omaha NE Public Power District Electric Revenue	5.250%	2/1/42		135	157
					14,777
Nevada (0.9%)
Clark County NV Airport Improvement Revenue	5.125%	7/1/36		5,225	5,256
Clark County NV GO	5.000%	11/1/19		125	125
Clark County NV GO	5.000%	11/1/21		225	242
Clark County NV GO	5.000%	11/1/27		175	216
Clark County NV GO	5.000%	12/1/28		2,400	2,407
Clark County NV GO	4.000%	6/1/31		565	650
Clark County NV GO	4.000%	11/1/31		860	980

65

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Clark County NV GO	4.000%	11/1/32		990	1,124
Clark County NV GO	3.000%	11/1/38		2,595	2,658
Clark County NV GO	4.000%	7/1/44		5,000	5,504
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30		610	614
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.125%	7/1/34		1,490	1,499
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.250%	7/1/39	(4)	175	176
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.250%	7/1/42		135	136
Clark County NV School District GO	5.000%	6/15/20		175	179
Clark County NV School District GO	5.000%	6/15/23		6,290	7,075
Clark County NV School District GO	5.000%	6/15/23		215	242
Clark County NV School District GO	5.000%	6/15/23		2,000	2,250
Clark County NV School District GO	5.000%	6/15/24		145	168
Clark County NV School District GO	5.000%	6/15/25		1,850	2,192
Clark County NV School District GO	5.000%	6/15/25		1,415	1,677
Clark County NV School District GO	5.000%	6/15/25		1,675	1,985
Clark County NV School District GO	5.000%	6/15/26		100	120
Clark County NV School District GO	5.000%	6/15/27		1,230	1,464
Clark County NV School District GO	5.000%	6/15/28		2,085	2,481
Clark County NV School District GO	3.000%	6/15/39	(4)	3,000	3,018
Clark County NV Water Reclamation District GO	5.000%	7/1/23		325	370
Clark County NV School District GO	5.000%	6/15/21		1,120	1,184
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28		175	212
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29		160	193
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33		500	582
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34		250	290
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37		520	565
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		3,035	3,198
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42		645	672
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42		1,020	1,104
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/22		225	245
Nevada Capital Improvement GO	5.000%	4/1/20		250	254
Nevada GO	5.000%	4/1/24		60	70
Nevada GO	5.000%	11/1/24		165	195
Nevada GO	5.000%	11/1/26		510	608
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/20		1,000	1,041
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25		205	249
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/26		185	227
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/27		415	507

66

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/30		355	439
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/31		635	783
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		100	114
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/33		200	241
					57,781
New Hampshire (0.0%)
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20	(Prere.)	550	566

New Jersey (4.5%)
Garden State Preservation Trust New Jersey Revenue	5.125%	11/1/19	(4)	135	135
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		520	538
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21	(4)	585	628
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22		700	770
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/27	(4)	755	640
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28	(4)	500	411
Hudson County NJ Improvement Authority Lease Revenue	5.250%	5/1/51		100	118
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39	(15)	660	781
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/38		140	156
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/46		1,495	1,663
New Jersey Economic Development Authority Revenue	5.000%	12/15/19	(ETM)	485	487
New Jersey Economic Development Authority Revenue	5.000%	12/15/19		1,240	1,245
New Jersey Economic Development Authority Revenue	5.000%	11/1/20		2,110	2,183
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		1,000	1,056
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		200	217
New Jersey Economic Development Authority Revenue	5.000%	11/1/22		550	604
New Jersey Economic Development Authority Revenue	5.000%	3/1/23		310	333
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		885	986

67

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	4.000%	6/15/24		770	832
New Jersey Economic Development Authority Revenue	4.000%	11/1/25		405	444
New Jersey Economic Development Authority Revenue	5.000%	11/1/26		1,860	2,198
New Jersey Economic Development Authority Revenue	5.250%	6/15/27		3,030	3,505
New Jersey Economic Development Authority Revenue	5.250%	6/15/29		5,000	5,753
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		3,100	3,718
New Jersey Economic Development Authority Revenue	4.000%	6/15/30		140	148
New Jersey Economic Development Authority Revenue	5.000%	6/15/36		240	274
New Jersey Economic Development Authority Revenue	5.000%	6/15/41		620	700
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		1,000	1,126
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		2,000	2,190
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/22		1,480	1,603
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		2,665	2,880
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		835	900
New Jersey Economic Development Authority Revenue (Cigarette Tax)	4.250%	6/15/27		320	336
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/28		250	267
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/27	(15)	5,215	6,335
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32		1,000	1,068
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		1,425	1,644
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	590	593
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20		220	222
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	760	783
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	240	247
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/21		510	533
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	300	316
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21	(Prere.)	105	111
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		2,145	2,244

68

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	100	108
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		725	781
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		1,335	1,438
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/23		1,590	1,757
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23		420	439
New Jersey Economic Development Authority Revenue (School Facilities Construction)	3.000%	3/1/24		710	722
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/24		1,210	1,332
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		250	262
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,195	2,407
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		285	306
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25		470	493
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		920	1,007
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		500	535
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26		2,195	2,405
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		2,855	3,273
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		355	400
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		305	326
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		475	519
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.375%	6/15/27		110	121
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/27		265	298
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	11/1/27		655	724
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		600	654
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/29		285	310
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/30		1,710	1,856
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.750%	6/15/31		755	849
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31		100	111
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34		1,110	1,244

69

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	375	420
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/36	160	179
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/38	150	160
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	250	274
New Jersey Economic Development Authority Revenue (State House Project)	5.000%	6/15/26	600	705
New Jersey Economic Development Authority Revenue(Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/48	100	107
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/19	350	350
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/21	4,310	4,604
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/23	295	332
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/25	960	1,121
New Jersey Educational Facilities Authority Revenue (Higher Education Capital Improvement Fund)	4.000%	9/1/25	195	213
New Jersey GO	5.000%	6/1/20	300	306
New Jersey GO	5.000%	8/15/20	500	515
New Jersey GO	5.000%	6/1/22	700	766
New Jersey GO	5.000%	6/1/28	125	146
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	204
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	1,000	1,057
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	112
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	234
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,130	1,336
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,360	1,602
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,505	1,765

70

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,650	1,935
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	12/15/29		5,000	5,965
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		150	175
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		1,800	2,101
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		4,200	4,888
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	0.000%	12/15/35	(2)	440	271
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/25	(12)(2)	410	362
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/27	(14)	975	798
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		4,000	4,694
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		2,520	2,946
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		7,435	8,669
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,145	1,332
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		1,270	1,473
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/44		2,000	2,086
New Jersey Transportation Trust Fund Authority Revenue	3.500%	6/15/46		2,000	1,933
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/50		2,000	2,078
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/50		2,000	2,266
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23		325	344
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		580	627
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/27		630	694
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		1,085	1,168
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		475	522
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/29		455	525
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/30		335	369

71

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/31		120	124
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/32		750	802
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		145	155
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36		800	868
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	0.000%	12/15/36		170	98
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.750%	6/15/38		1,065	1,159
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		2,135	2,270
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		450	494
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		140	158
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		3,925	4,575
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		400	436
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		1,610	1,731
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/45		445	493
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		50	55
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		5,000	5,685
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		800	803
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		325	326
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		500	502
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/19	(14)	175	176
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		225	230
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		120	125
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	480	501
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		740	802
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/22		125	136
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		800	889
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		1,085	1,214
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	1,280	1,438

72

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(14)	5,000	5,596
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/23		115	125
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23		980	1,108
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	(2)	355	405
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		240	274
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		740	844
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23		425	491
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/24		140	160
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/24	(2)	940	845
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		650	749
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,055	916
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26		450	476
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	1,945	1,643
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		1,340	1,124
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		1,925	1,495
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	(2)	2,010	1,575
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		2,945	2,287
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29		1,565	1,175
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	(4)	7,065	5,470
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30		1,725	1,252
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	(14)	1,295	950
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		740	782
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		2,935	2,062
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	1,190	846
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		1,235	1,382
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32		875	994
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	2,255	1,593

73

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		1,160	788
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		825	541
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		1,520	997
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		1,190	753
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/35		1,735	1,845
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		1,075	651
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		250	263
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/36	(2)	760	444
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		1,085	590
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		3,340	1,817
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		1,595	826
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		595	308
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39		4,025	1,997
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/40		1,670	793
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41		1,105	1,162
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		2,225	2,358
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		370	386
New Jersey Turnpike Authority Revenue	5.000%	1/1/20		380	382
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	(Prere.)	1,885	1,897
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	(Prere.)	1,055	1,061
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	385	417
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	965	1,045
New Jersey Turnpike Authority Revenue	5.000%	1/1/22		1,280	1,384
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	100	110
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	6,510	7,170
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	875	964
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	150	165
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	485	534
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	960	1,057
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	50	55
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	175	193
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	925	1,019
New Jersey Turnpike Authority Revenue	5.000%	1/1/25		415	463
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		325	362
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		385	429
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		2,000	2,317
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		455	564

74

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		300	372
New Jersey Turnpike Authority Revenue	5.250%	1/1/27	(4)	385	487
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		600	694
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		2,210	2,461
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		560	688
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		295	341
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		535	617
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		260	318
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		500	624
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		480	553
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		300	351
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		1,435	1,651
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		105	125
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		110	133
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		440	506
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		465	541
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		500	616
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		2,470	2,836
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		830	1,002
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		530	616
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		580	660
New Jersey Turnpike Authority Revenue	5.000%	1/1/37		4,695	5,726
New Jersey Turnpike Authority Revenue	3.250%	1/1/38		1,160	1,218
New Jersey Turnpike Authority Revenue	5.000%	1/1/40		8,685	10,509
New Jersey Turnpike Authority Revenue	4.000%	1/1/43		1,495	1,663
New Jersey Turnpike Authority Revenue	5.000%	1/1/43		500	542
New Jersey Turnpike Authority Revenue	5.000%	1/1/45		5,680	6,483
New Jersey Turnpike Authority Revenue	4.000%	1/1/48		2,200	2,454
New Jersey Turnpike Authority Revenue	5.000%	1/1/48		1,000	1,213
Newark NJ Housing Authority Port Authority-Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	5.000%	1/1/32	(14)	425	535
North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25	(14)(ETM)	2,000	1,824
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		130	134
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39		80	90
					292,881
New Mexico (0.1%)
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/20		1,445	1,479
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		550	583
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		325	357
New Mexico Severance Tax Revenue	4.000%	7/1/20		2,260	2,302
New Mexico Severance Tax Revenue	4.000%	7/1/21		150	157
New Mexico Severance Tax Revenue	4.000%	7/1/22		185	199
					5,077

75

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York (20.3%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46		175	66
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/47		240	87
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/21	(Prere.)	15	16
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/32		540	662
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		500	611
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		500	609
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/36		525	592
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		760	918
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/39		500	601
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/42		2,500	2,987
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/44		3,050	3,368
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45		1,025	1,219
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/47		285	299
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		590	622
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/21	(Prere.)	600	635
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/21	(Prere.)	2,025	2,144
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/22	(4)	130	125
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/26	(4)	110	98
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		175	193
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/28	(4)	290	244
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		310	383
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,700	2,064
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		500	546
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		710	773
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		1,000	1,135
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/45		210	243

76

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47		2,705	3,216
Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		11,000	11,587
Metropolitan Transportation Authority New York Revenue	5.000%	11/15/24		1,015	1,192
Metropolitan Transportation Authority New York Revenue	5.000%	11/15/24		1,235	1,450
Metropolitan Transportation Authority New York Revenue	5.250%	11/15/26	(4)	5,000	6,225
Metropolitan Transportation Authority New York Revenue	5.000%	11/15/30		15,000	16,497
Metropolitan Transportation Authority New York Revenue	5.000%	11/15/33		3,105	3,600
Metropolitan Transportation Authority New York Revenue PUT	5.000%	11/15/24		2,200	2,568
Metropolitan Transportation Authority New York Revenue	0.000%	11/15/33		3,135	2,180
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43		350	387
Nassau County NY GO	5.000%	1/1/22		100	108
Nassau County NY GO	5.000%	10/1/27		900	1,125
Nassau County NY GO	5.000%	4/1/39		250	274
Nassau County NY GO	5.000%	4/1/43		390	425
New York City NY GO	5.000%	8/1/20		755	777
New York City NY GO	5.000%	8/1/20		690	710
New York City NY GO	5.000%	8/1/20		3,800	3,909
New York City NY GO	5.000%	8/1/20		1,505	1,548
New York City NY GO	5.000%	8/1/20		1,150	1,183
New York City NY GO	5.000%	8/1/20		215	221
New York City NY GO	5.000%	8/1/20		975	1,003
New York City NY GO	5.000%	8/1/20		1,430	1,471
New York City NY GO	5.000%	8/1/20		1,455	1,497
New York City NY GO	5.000%	8/1/20		1,325	1,363
New York City NY GO	5.000%	4/1/21	(ETM)	1,890	1,995
New York City NY GO	5.000%	8/1/21		180	181
New York City NY GO	5.000%	8/1/21		2,810	2,995
New York City NY GO	5.000%	8/1/21		2,605	2,777
New York City NY GO	5.000%	8/1/21		175	187
New York City NY GO	5.000%	8/1/21		715	762
New York City NY GO	5.000%	8/1/21		240	256
New York City NY GO	5.000%	8/1/21		765	815
New York City NY GO	5.000%	8/1/21		125	133
New York City NY GO	5.000%	8/1/21		3,670	3,912
New York City NY GO	5.000%	8/1/21		315	336
New York City NY GO	5.000%	8/1/21		100	107
New York City NY GO	5.000%	8/1/21		1,000	1,066
New York City NY GO	5.000%	8/1/22		3,495	3,856
New York City NY GO	5.000%	8/1/22		300	331
New York City NY GO	5.000%	8/1/22		1,515	1,672
New York City NY GO	5.000%	8/1/22		170	188
New York City NY GO	5.000%	8/1/22		700	772
New York City NY GO	5.000%	8/1/22		395	436
New York City NY GO	5.000%	8/1/22		215	237

77

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/22	205	226
New York City NY GO	5.000%	8/1/22	2,350	2,551
New York City NY GO	5.000%	8/1/22	1,000	1,103
New York City NY GO	5.000%	8/1/22	5,000	5,517
New York City NY GO	5.000%	8/1/22	535	590
New York City NY GO	5.000%	4/1/23	2,105	2,297
New York City NY GO	5.000%	8/1/23	125	125
New York City NY GO	5.000%	8/1/23	250	267
New York City NY GO	5.000%	8/1/23	6,215	6,858
New York City NY GO	5.000%	8/1/23	1,635	1,861
New York City NY GO	5.000%	8/1/23	290	330
New York City NY GO	5.000%	8/1/23	175	199
New York City NY GO	5.000%	8/1/23	2,875	3,273
New York City NY GO	5.000%	8/1/23	5,000	5,692
New York City NY GO	5.000%	8/1/23	1,440	1,639
New York City NY GO	5.000%	8/1/24	660	774
New York City NY GO	5.000%	8/1/24	870	1,020
New York City NY GO	5.000%	8/1/24	710	832
New York City NY GO	5.000%	8/1/24	310	342
New York City NY GO	5.000%	8/1/24	210	231
New York City NY GO	5.000%	8/1/24	1,275	1,494
New York City NY GO	5.000%	8/1/24	150	171
New York City NY GO	5.000%	8/1/24	1,795	2,104
New York City NY GO	5.000%	8/1/24	1,000	1,172
New York City NY GO	5.000%	8/1/25	170	199
New York City NY GO	5.000%	8/1/25	465	560
New York City NY GO	5.000%	8/1/25	200	224
New York City NY GO	5.000%	8/1/25	615	698
New York City NY GO	5.000%	8/1/25	455	548
New York City NY GO	5.000%	8/1/25	1,080	1,301
New York City NY GO	5.000%	8/1/25	225	266
New York City NY GO	5.000%	8/1/25	585	704
New York City NY GO	5.000%	8/1/25	1,030	1,240
New York City NY GO	5.000%	8/1/25	1,270	1,354
New York City NY GO	5.000%	8/1/25	1,140	1,373
New York City NY GO	5.000%	8/1/26	500	550
New York City NY GO	5.000%	8/1/26	1,235	1,502
New York City NY GO	5.000%	8/1/26	250	308
New York City NY GO	5.000%	8/1/26	1,140	1,365
New York City NY GO	5.000%	3/1/27	1,675	1,931
New York City NY GO	5.000%	4/1/27	285	310
New York City NY GO	5.000%	8/1/27	345	412
New York City NY GO	5.000%	8/1/27	1,255	1,479
New York City NY GO	5.000%	8/1/27	775	939
New York City NY GO	5.000%	8/1/27	3,770	4,627
New York City NY GO	5.000%	8/1/28	330	388
New York City NY GO	5.000%	8/1/28	55	66
New York City NY GO	5.000%	8/1/28	975	1,204
New York City NY GO	5.000%	8/1/28	195	238
New York City NY GO	5.000%	8/1/28	510	645
New York City NY GO	5.000%	8/1/28	2,635	2,938
New York City NY GO	5.000%	10/1/28	735	812
New York City NY GO	5.000%	8/1/29	285	322
New York City NY GO	5.000%	8/1/29	365	429

78

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	8/1/29		600	668
New York City NY GO	5.000%	8/1/29		100	110
New York City NY GO	5.000%	8/1/29		7,630	8,360
New York City NY GO	5.000%	8/1/29		4,740	5,763
New York City NY GO	5.000%	3/1/30		125	139
New York City NY GO	5.000%	8/1/30		2,030	2,463
New York City NY GO	5.000%	8/1/30		3,455	4,192
New York City NY GO	5.000%	8/1/30		445	556
New York City NY GO	5.000%	10/1/30		690	739
New York City NY GO	5.250%	10/1/31		5,500	6,941
New York City NY GO	5.000%	3/1/32		2,500	2,785
New York City NY GO	5.000%	8/1/32		110	127
New York City NY GO	5.000%	10/1/32		185	198
New York City NY GO	5.000%	8/1/33		1,000	1,126
New York City NY GO	5.000%	8/1/35		70	74
New York City NY GO	5.000%	10/1/35		500	611
New York City NY GO	5.000%	12/1/35		820	986
New York City NY GO	5.000%	6/1/36		100	117
New York City NY GO	5.000%	10/1/38		3,475	4,212
New York City NY GO	4.000%	8/1/40		4,230	4,817
New York City NY GO	5.000%	12/1/41		515	611
New York City NY GO	4.000%	12/1/43		265	291
New York CIty NY GO	3.500%	4/1/46		2,000	2,100
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.950%	11/1/48		2,000	2,116
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39	(12)	2,495	2,504
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	4.750%	1/1/42	(2)	10	10
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/31	(3)	20	20
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36	(14)	100	100
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	4.500%	3/1/39	(3)	790	791
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/44	(12)	150	68
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	4.750%	3/1/46	(14)	130	130
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/46	(3)	565	582
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49	(12)	120	121
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	12/15/20	(Prere.)	7,725	8,091

79

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	12/15/20	(Prere.)	1,425	1,495
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	910	968
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	1,000	1,064
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	225	239
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	12/15/21	(Prere.)	440	476
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	12/15/21	(Prere.)	685	745
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/23	(Prere.)	965	1,097
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		25	26
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		235	236
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		235	273
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/30		2,555	2,817
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		205	210
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		2,085	2,206
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		1,500	1,801
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/34		180	198
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		840	943
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		1,180	1,286
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		1,140	1,365
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		1,190	1,332
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		100	115
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		3,000	3,586
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		1,000	1,147
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		500	609
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		5,040	5,782
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		3,510	4,187
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		2,360	2,852
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		865	1,013

80

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	4,455	5,524
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	350	390
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	800	966
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,230
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,596
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	455	532
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	210	246
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	3,630	4,139
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,465	2,885
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,956
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,739
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/40	1,610	1,684
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41	9,000	10,202
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	3,955	4,134
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,470	1,572
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	115	130
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	190	199
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	375	407
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	155	176
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	2,495	2,667
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/46	470	510
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,273
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	6,850	7,593
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	200	236
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	12,280	13,508
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	250	277
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	2,365	2,678

81

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47		250	297
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47		1,080	1,196
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48		1,750	2,085
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49		875	969
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49		6,100	6,851
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49		1,500	1,810
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/49		2,500	3,083
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	5.000%	6/15/35		640	717
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21		260	280
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/22		780	871
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26		780	923
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/27		885	1,045
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28		720	849
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29		350	412
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30		1,145	1,346
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/31		2,010	2,360
New York City NY Sales Tax Asset Receivable Corp. Revenue	4.000%	10/15/32		3,500	3,908
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21		15	16
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	(ETM)	100	107
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25		160	170
New York City NY Transitional Finance Authority Building Aid Revenue	3.250%	7/15/27		100	105
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		800	1,002
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		1,610	2,007
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		800	879
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		130	155
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		170	181

82

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		430	472
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		140	153
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		3,000	3,534
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		750	881
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		2,040	2,485
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/35		1,000	1,267
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		265	299
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		725	803
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		100	106
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		250	289
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		4,000	4,949
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		6,185	7,269
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		2,270	2,797
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		1,000	1,127
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40		1,230	1,345
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		4,120	4,791
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		1,165	1,339
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		4,260	4,884
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		215	250
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		2,110	2,561
New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47		1,395	1,458
New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49		5,000	5,022
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		100	100
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	(Prere.)	55	55
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		240	249
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		310	311
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		475	493

83

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20	(Prere.)	205	214
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21		235	251
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		350	377
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		170	183
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		415	447
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/22		470	494
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		310	334
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		385	429
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		135	150
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/24		2,385	2,808
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		595	640
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		2,090	2,265
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/25		140	154
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		245	298
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		1,860	2,224
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		185	205
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		630	751
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/27		555	649
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		115	137
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		160	193
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28		2,325	2,601
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28		110	129
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28		845	1,052
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/29		455	549
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		4,850	5,374
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		3,175	3,930
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30		285	350

84

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	325	364
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30	205	254
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30	1,075	1,306
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,505	1,773
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	655	785
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	60	67
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	300	348
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	810	960
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	720	834
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	255	282
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	185	221
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	170	182
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	2,510	3,017
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	4,210	5,150
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	150	174
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	905	1,070
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	125	151
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	100	110
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	510	586
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	905	971
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	220	263
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,460	1,819
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	140	162
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	400	415
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	465	520
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	2,445	2,919
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	590	695

85

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	395	455
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	2,000	2,400
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	195	231
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	350	365
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	100	118
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	595	738
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	3,295	3,792
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	660	781
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	705	782
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	705	849
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/36	360	404
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	3,500	4,237
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	1,335	1,535
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	5,615	6,600
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	1,270	1,450
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	245	295
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	1,000	1,122
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/37	2,565	3,037
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/37	1,000	1,231
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	3,110	3,648
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/38	1,615	1,897
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/38	1,090	1,236
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,185	2,438
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	1,500	1,504
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	900	1,033
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	4,760	5,386
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,730	8,266

86

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39		350	378
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/39		690	768
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/39		4,895	5,615
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/39		5,000	5,689
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39		3,355	3,473
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/40		1,050	1,229
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40		8,050	9,472
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41		6,130	7,077
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/42		150	165
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		225	248
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42		5,600	6,231
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42		3,125	3,582
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/42		5,860	6,610
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/42		495	558
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/43		5,250	6,227
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/44		750	825
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/45		3,010	3,601
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38		4,075	5,094
New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		4,250	4,800
New York City NY Transitional Financial Authority Revenue	5.000%	5/1/41		2,875	3,498
New York City NY Water & Sewer System	5.000%	6/15/40		4,000	5,035
New York Convention Center Development Corp. Revenue	0.000%	11/15/39	(4)	500	291
New York Convention Center Development Corp. Revenue	0.000%	11/15/40		650	357
New York Convention Center Development Corp. Revenue	5.000%	11/15/40		700	824
New York Liberty Development Corp. Revenue	5.000%	12/15/41		1,300	1,397
New York Liberty Development Corp. Revenue	5.000%	11/15/44		3,545	3,779
New York Liberty Development Corp. Revenue	5.750%	11/15/51		1,425	1,550

87

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		430	430
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		175	175
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		50	50
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,075	1,116
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	(Prere.)	395	411
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,070	1,117
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		255	274
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	475	513
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	400	432
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,645	1,778
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	700	757
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		1,290	1,386
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		260	279
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	150	162
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	245	265
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		500	537
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	175	190
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	435	472
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	80	87
New York Metropolitan Transportation Authority Revenue	5.000%	11/1/22		535	593
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		225	250
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	50	56
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	220	246
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	385	431
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	210	235
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	240	273
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	(Prere.)	115	133

88

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	900	1,029
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	60	69
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	505	559
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	1,395	1,638
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	1,845	2,167
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	300	331
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	2,350	2,597
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	250	299
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	610	611
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,020	1,277
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,090	1,200
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,010	1,280
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29	1,300	1,036
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	150	165
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	1,800	2,244
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	110	121
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	635	698
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	1,800	2,160
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/32	3,620	2,603
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	1,000	1,143
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	385	451
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/35	5,195	5,868
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	945	1,104
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	9,000	10,329
New York Metropolitan Transportation Authority Revenue	3.250%	11/15/36	275	287
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37	500	559
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	1,775	2,097

89

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	600	690
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/38	2,000	2,229
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	770	853
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	150	168
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	545	604
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	135	149
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/39	1,170	652
New York Metropolitan Transportation Authority Revenue	4.250%	11/15/39	100	106
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/39	2,485	2,837
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/40	755	404
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/41	225	246
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	795	868
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	10	11
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	1,000	1,106
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/43	615	672
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/43	2,275	2,547
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/43	895	1,002
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/44	980	1,097
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/44	795	918
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/45	100	108
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	895	1,018
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/46	150	175
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55	55	64
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/56	1,100	1,273
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	1,165	1,373
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	910	1,082
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57	1,435	1,716

90

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19	(Prere.)	1,745	1,747
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		420	468
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		200	235
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		2,220	2,473
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/30		2,140	1,664
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		115	144
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31		695	771
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		800	583
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		1,010	1,153
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/34		225	278
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		100	123
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/35		375	463
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		1,605	1,937
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/42		815	976
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/43		550	608
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46		950	1,126
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		2,145	2,149
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		665	707
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		2,075	2,304
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20		200	208
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22		2,135	2,371
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/24	(Prere.)	340	406
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38		1,845	2,070
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19		1,900	1,902
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/19		6,000	6,005

91

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York NY GO	5.000%	8/1/20		2,140	2,201
New York NY GO	5.000%	8/1/25		1,785	2,149
New York NY GO	5.000%	8/1/25		2,000	2,337
New York NY GO	5.000%	8/1/26		5,105	6,284
New York NY GO	5.000%	8/1/27		1,470	1,844
New York NY GO	5.000%	8/1/28		1,800	2,250
New York NY GO	5.000%	8/1/30		3,885	4,656
New York NY GO	4.000%	8/1/37		1,000	1,147
New York NY GO	4.000%	8/1/42		2,060	2,331
New York State Dormitory Authority	5.000%	3/15/39		4,115	5,124
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/20	(2)	220	225
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/22	(2)	810	898
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/35		1,400	1,483
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/41		125	132
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/45		250	289
New York State Dormitory Authority Revenue	5.000%	10/1/22		2,035	2,260
New York State Dormitory Authority Revenue	5.000%	10/1/24		1,000	1,180
New York State Dormitory Authority Revenue	5.000%	3/15/25		1,080	1,218
New York State Dormitory Authority Revenue	5.000%	10/1/28		1,035	1,280
New York State Dormitory Authority Revenue	3.000%	10/1/31		1,500	1,577
New York State Dormitory Authority Revenue	3.000%	10/1/32		1,500	1,567
New York State Dormitory Authority Revenue	5.000%	10/1/32		1,000	1,214
New York State Dormitory Authority Revenue	5.000%	3/15/36		8,565	10,542
New York State Dormitory Authority Revenue	5.000%	7/1/38		600	749
New York State Dormitory Authority Revenue	4.000%	3/15/48		1,000	1,114
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/41		4,355	4,581
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46		615	944
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/47		3,925	6,075
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/48		3,000	4,673
New York State Dormitory Authority Revenue (Fordham University)	5.500%	7/1/21	(Prere.)	415	446
New York State Dormitory Authority Revenue (New York University)	5.500%	7/1/31	(2)	20	26
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35		780	891
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35		115	136
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36		170	206
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/41		655	727

92

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/43	800	893
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/45	100	116
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48	190	221
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	1,140	1,152
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	405	409
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	1,340	1,359
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	110	112
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/20	875	913
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	1,460	1,532
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	190	199
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	580	609
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	1,230	1,294
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	445	468
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	760	800
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/21	330	353
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	3,860	4,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	2,290	2,490
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22	385	420
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22	1,900	2,072
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22	140	153
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	12/15/22	435	473
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/22	465	520
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	115	129
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	860	967
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	1,755	1,973
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	100	112
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	465	524

93

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		2,890	3,231
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		150	174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		185	215
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		10,715	12,430
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		260	283
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		520	605
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		210	221
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24		675	754
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		520	620
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		2,050	2,373
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		1,580	1,890
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		405	484
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		260	301
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		1,000	1,224
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		450	555
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		7,055	8,364
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		5,240	6,574
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/27		710	790
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		1,445	1,774
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		895	1,033
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		1,000	1,180
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	(ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		2,060	2,638
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		335	412
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/28		2,115	2,353
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		80	92
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		720	900

94

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,755	1,906
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	695	819
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/29	140	156
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,173
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	5,830	6,330
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	520	598
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,930	2,269
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	150	179
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	580	645
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/31	1,015	1,114
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,995	2,164
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	200	237
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,035	1,213
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/31	755	839
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	2,150	2,508
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	3,215	3,911
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	420	482
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	3,525	4,102
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33	2,635	3,148
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,000	1,138
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34	5,050	6,176
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	215	226
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	1,395	1,645
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	4,300	4,344
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35	765	890
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	2,000	2,408
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	1,585	1,806

95

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	1,850	2,174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	370	428
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	1,090	1,257
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	500	598
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	900	1,088
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	255	290
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	5,000	6,247
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/38	1,465	1,847
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/38	145	154
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	1,190	1,371
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	1,000	1,187
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/41	1,110	1,312
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41	4,955	5,209
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	120	129
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	1,040	1,246
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	5,000	5,901
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	335	360
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/43	765	844
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/43	330	395
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/44	5,000	5,724
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/45	1,575	1,802
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/40	925	928
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/37	600	652
New York State Dormitory Authority Revenue (State University Educational Facilities)	4.000%	5/15/20	200	203
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/20	175	179
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/21	160	169
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/23	65	71

96

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/24		135	148
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/27		770	842
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29		665	727
New York State Dormitory Authority Revenue (The New School)	4.000%	7/1/43		500	545
New York State Dormitory Authority Revenue Sales Tax Revenue	5.000%	3/15/44		740	894
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		5,205	5,478
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	(ETM)	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		6,140	6,695
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		6,195	6,755
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23		920	1,038
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		160	180
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		4,935	5,744
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		225	269
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26		620	739
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26		380	441
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27		295	342
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27		510	614
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27		705	871
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28		1,055	1,187
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28		375	451
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28		380	440
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29		1,300	1,643
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		275	330
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		2,000	2,438
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		1,240	1,433
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		2,210	2,719
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		295	352

97

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,840	2,232
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,580	3,160
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,000	2,501
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,235	1,414
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	410	488
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,435	1,641
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	520	627
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,460	1,666
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	185	219
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	716
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	800	912
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,000	1,204
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	7,044
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,975	2,370
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,204
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,227
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,355	1,626
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,420	1,574
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	6,133
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	600	664
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	320	380
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,035	6,095
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,120	3,515
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	3,930	4,024
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	100	113

98

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41		325	343
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/46		125	137
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/47		3,025	3,625
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/48		1,220	1,486
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/41		425	448
New York State GO	5.000%	2/15/39		100	100
New York State Housing Finance Agency Housing Revenue	4.000%	11/1/38		950	1,034
New York State Thruway Authority Revenue	5.000%	1/1/20		475	478
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	330	358
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	400	434
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	2,855	3,097
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	2,435	2,641
New York State Thruway Authority Revenue	5.000%	1/1/23		125	140
New York State Thruway Authority Revenue	5.000%	1/1/25		230	265
New York State Thruway Authority Revenue	5.000%	1/1/30		1,500	1,756
New York State Thruway Authority Revenue	5.000%	1/1/31		275	321
New York State Thruway Authority Revenue	5.000%	3/15/32		955	1,137
New York State Thruway Authority Revenue	5.000%	1/1/41		675	785
New York State Thruway Authority Revenue	4.125%	1/1/42		250	260
New York State Thruway Authority Revenue	5.000%	1/1/46		440	509
New York State Thruway Authority Revenue	4.000%	1/1/50		5,000	5,544
New York State Thruway Authority Revenue	5.000%	1/1/51		515	593
New York State Thruway Authority Revenue	4.000%	1/1/56		685	730
New York State Thruway Authority Revenue	5.250%	1/1/56		1,000	1,165
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		380	386
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	405	412
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/21		140	147
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/22		500	547
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		500	526
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/20		350	355
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/23		1,500	1,579
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29		3,895	4,163
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30		190	203
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31		250	267

99

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/23	(14)	3,795	4,341
New York State Urban Development Corp. Revenue	5.000%	3/15/20		290	294
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19		270	271
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		100	101
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		1,185	1,202
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		220	232
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		2,030	2,136
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		730	796
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		2,585	2,819
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		1,620	1,767
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		635	716
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		360	405
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		465	541
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		1,125	1,309
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		3,350	3,773
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		320	360
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		495	592
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		545	652
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		2,855	3,416
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		1,155	1,417
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		1,020	1,230
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27		4,355	5,316
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27		1,345	1,687
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		355	427
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		2,095	2,548
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		7,695	8,624
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		865	969

100

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	210	242
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	770	924
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,130	5,744
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	640	735
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	145	162
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	145	162
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	115	121
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,850	3,186
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,240
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	410	458
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	1,485	1,814
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	3,600	4,019
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	710	844
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	525	586
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	665	759
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	765	908
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	175	212
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	260	310
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	2,250	2,487
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/47	1,010	1,138
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	960	966
Port Authority of New York & New Jersey Revenue	5.000%	12/1/20	485	505
Port Authority of New York & New Jersey Revenue	5.000%	12/1/21	335	362
Port Authority of New York & New Jersey Revenue	5.000%	5/1/26	140	168
Port Authority of New York & New Jersey Revenue	5.000%	12/1/26	155	178
Port Authority of New York & New Jersey Revenue	5.000%	10/15/27	220	266
Port Authority of New York & New Jersey Revenue	5.000%	12/1/30	70	80

101

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	285	340
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33	255	291
Port Authority of New York & New Jersey Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	105	121
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	4,005	4,763
Port Authority of New York & New Jersey Revenue	5.000%	7/15/35	100	103
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	60	69
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	5,970	7,587
Port Authority of New York & New Jersey Revenue	5.000%	5/1/37	120	122
Port Authority of New York & New Jersey Revenue	5.000%	7/15/39	1,265	1,296
Port Authority of New York & New Jersey Revenue	5.000%	9/1/39	4,700	5,367
Port Authority of New York & New Jersey Revenue	5.000%	5/1/40	100	116
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	2,080	2,165
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	3,330	3,911
Port Authority of New York & New Jersey Revenue	5.000%	11/15/41	5,300	6,366
Port Authority of New York & New Jersey Revenue	5.000%	10/15/42	350	421
Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	1,000	1,129
Port Authority of New York & New Jersey Revenue	5.000%	12/1/43	100	113
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	420	486
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	1,225	1,460
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	5,000	6,041
Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	1,020	1,246
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	250	296
Port Authority of New York & New Jersey Revenue	5.250%	10/15/57	1,150	1,390
Port Authority of New York & New Jersey Revenue	5.250%	11/15/57	1,250	1,529
Port Authority of New York & New Jersey Revenue	6.125%	6/1/94	200	240
Suffolk County NY Water Authority Water System Revenue	3.000%	6/1/32	210	219

102

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/19		230	230
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/20	(ETM)	75	75
Triborough Bridge & Tunnel Authority New York Revenue	5.500%	11/15/20	(14)	185	194
Triborough Bridge & Tunnel Authority New York Revenue	4.000%	11/15/21		100	106
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21		165	178
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21		295	318
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	150	163
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	345	375
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	1/1/22	(Prere.)	100	109
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22		920	1,027
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		210	242
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24		245	291
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25		1,155	1,307
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28		235	308
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29		400	320
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/30		2,575	1,985
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/31		2,820	2,106
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		1,830	2,210
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		2,770	2,023
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		1,790	1,291
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37		3,500	4,245
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		1,000	1,112
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40		190	222
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		2,130	2,552
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44		3,000	3,640
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46		90	106
Triborough Bridge & Tunnel Authority New York Revenue	4.000%	11/15/47		2,000	2,227

103

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	2,000	2,382
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,460	1,503
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/24	1,125	1,257
Utility Debt Securitization Authority New York Revenue	5.000%	6/15/25	295	335
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/26	1,020	1,209
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27	185	225
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30	7,020	8,075
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	310	356
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	285	344
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,025	1,235
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	155	177
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	335	404
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	325	389
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	270	307
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	1,080	1,292
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	900	1,072
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/39	5,190	6,384
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41	4,300	4,875
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41	1,860	2,276
				1,307,220
North Carolina (1.4%)
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC COP	4.000%	6/1/49	2,750	3,070
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	400	426
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	3,015	3,432
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	128
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/47	2,480	2,780
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,270
Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,425
Mecklenburg County NC Public Facilities Corp. Revenue	5.000%	2/1/23	1,080	1,209
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/41	250	294
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	500	581

104

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Capital Improvement Revenue	4.500%	5/1/20	(Prere.)	640	651
North Carolina Capital Improvement Revenue	5.000%	5/1/21	(Prere.)	140	148
North Carolina Capital Improvement Revenue	5.000%	6/1/30		15,000	19,651
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	(ETM)	105	106
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/21	(ETM)	8,250	8,612
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/21	(ETM)	300	313
North Carolina Eastern Municipal Power Agency Power Systems Revenue	6.000%	1/1/22	(ETM)	792	873
North Carolina Eastern Municipal Power Agency Power Systems Revenue	6.000%	1/1/22	(Prere.)	205	226
North Carolina GAN	5.000%	3/1/20		650	658
North Carolina GAN	5.000%	3/1/23		1,895	2,127
North Carolina GAN	5.000%	3/1/25		5,165	6,135
North Carolina GAN	5.000%	3/1/26		245	290
North Carolina GAN	5.000%	3/1/28		1,990	2,517
North Carolina GO	4.000%	5/1/20		1,165	1,182
North Carolina GO	5.000%	5/1/20		1,790	1,824
North Carolina GO	5.000%	5/1/20	(Prere.)	90	92
North Carolina GO	5.000%	5/1/20	(Prere.)	30	31
North Carolina GO	5.000%	5/1/20		150	153
North Carolina GO	4.000%	6/1/20		4,100	4,168
North Carolina GO	4.000%	5/1/21		970	1,011
North Carolina GO	5.000%	5/1/22		500	548
North Carolina GO	5.000%	6/1/22		100	110
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/24		150	172
North Carolina Public Improvement GO	5.000%	6/1/26		7,000	8,659
North Carolina Revenue	5.000%	11/1/19		450	450
North Carolina Revenue	5.000%	11/1/20		565	587
North Carolina Revenue	5.000%	5/1/22		525	575
North Carolina Revenue	5.000%	6/1/23		2,265	2,567
North Carolina Revenue	5.000%	5/1/25		1,065	1,276
North Carolina Revenue	5.000%	5/1/25		5,130	5,970
North Carolina Revenue	5.000%	6/1/25		330	396
North Carolina Revenue	5.000%	5/1/27		740	929
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47		200	227
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51		200	227
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/21	(Prere.)	265	278
Union County NC Enterprise System Revenue	3.000%	6/1/34		1,275	1,345
University of North Carolina at Greensboro Revenue	4.000%	4/1/35		1,300	1,474
Wake County NC GO	5.000%	3/1/21		600	630
Wake County NC GO	5.000%	3/1/23		335	377
					92,380
Ohio (1.5%)
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31		1,685	1,835
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	(Prere.)	70	76

105

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42		1,395	1,524
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42		255	272
	American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44		140	146
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		130	149
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/30	(15)	5,585	6,078
2	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20		745	753
	Athens OH School District GO	3.250%	12/1/48		2,775	2,861
	Berea OH City School District GO	4.000%	12/1/53	(15)	250	269
	Brunswick OH City School District GO	5.250%	12/1/48		500	561
	Brunswick OH City School District GO	5.250%	12/1/53		640	715
	Cleveland Heights & University Heights OH City School District GO	4.500%	12/1/47		1,870	2,012
	Cleveland OH Airport System Revenue	5.000%	1/1/22	(Prere.)	200	216
	Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	355	383
	Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	2,040	2,342
	Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/37		295	314
	Columbus OH GO	5.000%	7/1/23	(Prere.)	1,250	1,423
	Columbus OH GO	4.000%	4/1/31		4,000	4,600
	Columbus OH Sewer Revenue	5.000%	6/1/27		205	241
	Columbus OH Sewer Revenue	5.000%	6/1/28		5,405	6,404
	Columbus OH Sewer Revenue	5.000%	6/1/32		1,500	1,822
	Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.250%	12/1/25		225	234
	Cuyahoga OH Community College District Revenue	5.000%	8/1/28		275	301
	Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/44		2,250	2,260
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31		410	463
	Hamilton County OH Sewer System Revenue	5.000%	12/1/38		260	293
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20		1,150	1,157
	Northeast Ohio Regional Sewer District Revenue	5.000%	5/15/23	(Prere.)	600	680
	Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/39		300	346
	Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/44		5,715	6,546
	Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	5/15/23	(Prere.)	1,065	1,207
	Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49		3,000	3,425
	Ohio GO	5.000%	9/15/21		650	697
	Ohio GO	5.000%	12/15/23		1,525	1,759
	Ohio GO	5.000%	9/15/24		645	761
	Ohio GO	5.000%	9/1/25		340	413
	Ohio GO	5.000%	5/1/27		160	201
	Ohio GO	5.000%	3/15/33		1,535	1,756
	Ohio GO	5.000%	3/15/37		1,635	1,856
	Ohio Higher Education GO	5.000%	5/1/30		2,105	2,487

106

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Higher Education GO	5.000%	5/1/34		3,000	3,515
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/40		285	339
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		1,000	1,217
Ohio State University General Receipts Revenue	5.000%	12/1/39		645	748
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	100	101
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30		250	280
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36		635	418
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37		50	32
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38		1,155	705
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39		105	117
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40		170	96
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42		615	319
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43		605	302
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48		5,625	6,210
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/25		2,105	2,563
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/28		2,035	2,639
Ohio Water Development Authority Pollution Control Revenue	5.000%	6/1/29		8,525	11,098
Ohio Water Development Authority Revenue	5.000%	6/1/28		770	956
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	(Prere.)	1,060	1,063
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25		135	162
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	265	291
South-Western City OH School District GO	4.000%	6/1/22	(Prere.)	220	236
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/36		800	901
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46		295	340
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50		1,000	1,062
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	500	548
					98,096
Oklahoma (0.4%)
Canadian County OK Educational Facilities Authority Lease Revenue (Mustang Public Schools Project)	5.000%	9/1/28		630	761
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/47		1,000	1,096
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	(Prere.)	220	225
Oklahoma Agricultural & Mechanical Colleges Revenue (Oklahoma State University)	4.400%	8/1/39		345	351
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		1,290	1,456
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34		680	760

107

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oklahoma Grand River Dam Authority Revenue	5.000%	6/1/30		6,620	8,075
Oklahoma Grand River Dam Authority Revenue	5.250%	6/1/20	(Prere.)	1,030	1,054
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/47		200	231
Oklahoma Turnpike Authority Revenue	5.000%	1/1/20		1,000	1,006
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22		250	261
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28		155	198
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42		500	558
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42		500	583
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47		1,615	1,764
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48		5,220	5,761
					24,140
Oregon (0.8%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33		2,265	2,789
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/35		420	251
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/36		710	402
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/39		500	243
Clatsop County OR School District No. 10 Seaside GO	0.000%	6/15/37		500	266
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/39		1,370	1,701
Multnomah County OR GO	4.000%	6/1/27		2,105	2,239
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		1,175	1,366
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/28		160	190
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27		6,320	7,433
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29		980	1,148
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		665	778
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/31		450	526
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/38		8,625	9,729
Oregon GO	5.000%	12/1/23		500	576
Oregon GO	5.000%	8/1/42		4,540	5,511
Oregon GO (Veterans Welfare)	4.700%	6/1/41		370	377
Portland OR Sewer System Revenue	5.000%	6/1/20		1,130	1,155
Portland OR Sewer System Revenue	5.000%	6/1/21		620	657
Portland OR Sewer System Revenue	5.000%	3/1/35		130	132
Washington County OR GO	3.000%	7/1/34		1,055	1,112
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/28		3,055	3,553
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/32		9,190	10,646
					52,780

108

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/19	(Prere.)	725	725
Allegheny County PA GO	5.000%	11/1/27		1,060	1,307
Allegheny County PA GO	5.000%	11/1/28		520	638
Allegheny County PA GO	5.000%	12/1/37		235	258
Allegheny County PA GO	5.000%	11/1/41		100	117
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20		1,145	1,191
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/22		785	874
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/40	(4)	180	187
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		1,000	1,208
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		1,000	1,104
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		335	358
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30		150	159
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28		375	460
Coatesville PA School District GO	5.000%	8/1/23	(4)	285	319
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		100	115
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/36		100	108
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/42		280	302
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,550	2,566
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	580	584
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		195	215
Delaware River Port Authority Pennsylvania & New Jersey Revenue	4.500%	1/1/32		240	263
Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	595	756
Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		2,175	3,015
Haverford Township PA GO	4.000%	6/1/30		430	493
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		340	380
Marple Newtown PA School District GO	3.000%	6/1/44		2,250	2,270
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48		1,000	1,177
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49		1,000	1,079
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		400	447

109

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northampton County PA General Purpose Authority College Revenue (Lafayette College)	5.000%	11/1/34		225	276
Pennsylvania COP	5.000%	1/15/27		1,000	1,230
Pennsylvania COP	5.000%	7/1/28		400	498
Pennsylvania COP	5.000%	7/1/43		2,000	2,376
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue (Forum Place Project)	5.000%	3/1/34		3,000	3,200
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20		400	405
Pennsylvania GO	5.000%	7/1/20		1,665	1,707
Pennsylvania GO	5.000%	9/15/20		135	139
Pennsylvania GO	5.000%	1/15/21		400	418
Pennsylvania GO	5.000%	7/1/21		380	404
Pennsylvania GO	5.000%	7/1/21		275	292
Pennsylvania GO	5.000%	7/1/21		500	531
Pennsylvania GO	5.000%	10/15/21		390	419
Pennsylvania GO	5.000%	11/15/21	(Prere.)	390	420
Pennsylvania GO	5.000%	11/15/21	(Prere.)	3,000	3,233
Pennsylvania GO	5.000%	11/15/21	(Prere.)	1,205	1,299
Pennsylvania GO	5.000%	11/15/21	(Prere.)	1,545	1,665
Pennsylvania GO	5.000%	1/15/22		2,000	2,165
Pennsylvania GO	5.000%	3/15/22		1,005	1,094
Pennsylvania GO	5.000%	4/1/22		440	480
Pennsylvania GO	5.000%	6/1/22	(Prere.)	500	549
Pennsylvania GO	5.000%	6/1/22		300	329
Pennsylvania GO	5.000%	6/1/22	(Prere.)	110	121
Pennsylvania GO	5.000%	6/1/22	(Prere.)	3,185	3,498
Pennsylvania GO	5.000%	7/1/22		2,010	2,209
Pennsylvania GO	5.000%	7/1/22		100	110
Pennsylvania GO	5.000%	9/15/22		1,000	1,106
Pennsylvania GO	5.000%	3/1/23		1,000	1,121
Pennsylvania GO	5.000%	3/15/23		525	590
Pennsylvania GO	5.000%	4/1/23	(Prere.)	770	869
Pennsylvania GO	5.000%	4/1/23	(Prere.)	250	282
Pennsylvania GO	4.000%	7/1/23		140	154
Pennsylvania GO	5.000%	6/15/24	(Prere.)	100	117
Pennsylvania GO	5.000%	6/15/24		225	262
Pennsylvania GO	5.000%	7/1/24		180	210
Pennsylvania GO	5.000%	8/15/24		1,000	1,171
Pennsylvania GO	5.000%	9/15/24		705	828
Pennsylvania GO	5.000%	1/15/25		1,000	1,180
Pennsylvania GO	5.000%	8/15/25		760	912
Pennsylvania GO	5.000%	9/15/25		1,840	2,214
Pennsylvania GO	5.000%	9/15/25	(4)	1,250	1,512
Pennsylvania GO	5.000%	9/15/25		5,000	6,016
Pennsylvania GO	5.000%	1/1/26		2,000	2,413
Pennsylvania GO	5.000%	3/15/26		920	1,091
Pennsylvania GO	5.000%	8/1/26		225	275
Pennsylvania GO	5.000%	9/15/26		1,150	1,406
Pennsylvania GO	5.000%	9/15/26		280	342
Pennsylvania GO	5.000%	1/1/27		2,900	3,565

110

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	5.000%	3/15/27		210	248
Pennsylvania GO	5.000%	7/15/27		5,000	6,211
Pennsylvania GO	5.000%	9/15/27		100	122
Pennsylvania GO	5.000%	1/1/28		2,000	2,456
Pennsylvania GO	4.000%	10/15/28		100	109
Pennsylvania GO	5.000%	3/15/29		1,160	1,358
Pennsylvania GO	4.000%	6/1/29		1,250	1,324
Pennsylvania GO	5.000%	9/15/29		750	909
Pennsylvania GO	4.000%	1/1/30		3,500	3,962
Pennsylvania GO	5.000%	3/15/31		3,555	4,135
Pennsylvania GO	4.000%	6/15/32		395	430
Pennsylvania GO	5.000%	10/15/32		430	485
Pennsylvania GO	5.000%	3/15/33		980	1,136
Pennsylvania GO	4.375%	10/15/33		100	109
Pennsylvania GO	4.000%	3/15/34		200	219
Pennsylvania GO	4.000%	9/15/34		735	818
Pennsylvania GO	4.000%	3/1/35		2,000	2,253
Pennsylvania GO	4.000%	3/1/36		4,500	5,055
Pennsylvania GO	5.000%	2/1/39		3,000	3,681
Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		130	131
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.125%	5/1/21	(Prere.)	110	116
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.125%	5/1/36		5	5
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/30		105	105
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42		120	128
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	9/1/45		200	212
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/29	(4)	1,250	1,572
Pennsylvania State University Revenue	5.000%	9/1/42		1,760	2,136
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		2,740	3,320
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		145	157
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.250%	12/1/43		50	56
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/38		230	131
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		500	603
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		1,000	1,217
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		3,270	3,936
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/19	(Prere.)	255	256
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	2,155	2,161
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	1,095	1,098

111

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	65	65
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19	(Prere.)	1,685	1,690
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19	(Prere.)	1,440	1,444
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19	(Prere.)	270	271
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19	(Prere.)	730	732
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	300	312
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	360	376
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	15	16
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20	(Prere.)	965	1,009
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20	(Prere.)	2,750	2,877
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	575	603
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	55	58
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	100	105
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	90	95
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	115	121
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	2,410	2,534
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	285	301
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		95	95
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		1,310	1,314
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		1,200	1,416
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		3,595	3,605
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		300	361
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,000	1,218
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		160	191
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		250	291
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30		685	875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		1,000	1,199
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	(4)	575	730
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,120	1,352
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		3,100	3,580
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/34		5,000	5,451
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	145	176
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35		295	321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		135	159
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		1,175	1,529
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39		1,130	1,229
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		1,500	1,740
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		640	731
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		250	286
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		1,695	1,967
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		4,150	4,922
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		5,000	5,862
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		3,405	3,724
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		1,970	2,358
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		225	237
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		1,045	1,128
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		1,000	1,115
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		730	829
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		280	318
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	(15)	240	274
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		150	172

112

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		385	444
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		1,000	1,142
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		500	573
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		785	911
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		2,500	2,955
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47		4,025	4,791
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		2,905	3,174
Philadelphia PA Airport Revenue	5.250%	6/15/29		125	128
Philadelphia PA Airport Revenue	5.000%	6/15/40		1,700	1,732
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/42		100	108
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42		450	520
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		775	892
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	145	149
Philadelphia PA Gas Works Revenue	5.000%	10/1/24		255	298
Philadelphia PA Gas Works Revenue	4.000%	10/1/35		85	92
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		1,385	1,423
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		1,220	1,437
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		1,500	1,757
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	275	285
Philadelphia PA GO	5.000%	8/1/30	(4)	500	615
Philadelphia PA School District GO	5.000%	9/1/25		455	539
Philadelphia PA School District GO	5.000%	6/1/27	(14)	195	238
Philadelphia PA School District GO	4.000%	9/1/43	(4)	1,050	1,159
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36		1,250	1,296
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40		1,200	1,355
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41		1,115	1,155
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43		50	53
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/43		1,000	1,217
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48		1,000	1,210
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54		4,000	4,855
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	2/1/31	(4)	1,100	1,127
Pittsburgh PA Water & Sewer Authority Revenue	4.000%	9/1/34	(4)	2,185	2,508
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/44	(4)	2,000	2,446
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/29		300	360
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	250	294
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	375	428
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	525	608
Wilkes-Barre PA Area School District GO	4.000%	4/15/54	(15)	1,200	1,314
Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	515	611
					241,348

113

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/21		1,870	1,982
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23		175	197
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/20		770	788
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24		485	563
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/28		515	622
					4,152
South Carolina (0.8%)
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24		175	201
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25		2,205	2,532
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27		1,155	1,321
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/30		780	889
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/21	(Prere.)	110	115
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/20	(Prere.)	50	50
Florence SC Water & Sewer Revenue	3.000%	9/1/36		4,495	4,691
Horry County SC School District GO	5.000%	3/1/21		270	284
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		300	313
South Carolina Public Service Authority Revenue	5.000%	12/1/19	(ETM)	435	436
South Carolina Public Service Authority Revenue	5.000%	1/1/20	(Prere.)	950	956
South Carolina Public Service Authority Revenue	5.000%	12/1/21		430	463
South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	25	27
South Carolina Public Service Authority Revenue	5.000%	12/1/21		90	97
South Carolina Public Service Authority Revenue	4.000%	1/1/32		185	188
South Carolina Public Service Authority Revenue	5.000%	12/1/32		250	296
South Carolina Public Service Authority Revenue	5.000%	12/1/33		350	413
South Carolina Public Service Authority Revenue	5.000%	12/1/34		465	548
South Carolina Public Service Authority Revenue	5.000%	12/1/35		15	18

114

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/36		490	575
South Carolina Public Service Authority Revenue	5.000%	12/1/36		1,550	1,649
South Carolina Public Service Authority Revenue	5.000%	12/1/37		595	696
South Carolina Public Service Authority Revenue	5.000%	12/1/37		470	555
South Carolina Public Service Authority Revenue	5.000%	12/1/38		1,060	1,183
South Carolina Public Service Authority Revenue	5.000%	12/1/38		130	145
South Carolina Public Service Authority Revenue	5.000%	12/1/39		280	318
South Carolina Public Service Authority Revenue	5.000%	12/1/43		8,995	9,595
South Carolina Public Service Authority Revenue	5.125%	12/1/43		745	832
South Carolina Public Service Authority Revenue	5.125%	12/1/43		260	290
South Carolina Public Service Authority Revenue	4.000%	12/1/45		120	128
South Carolina Public Service Authority Revenue	5.000%	12/1/46		1,655	1,865
South Carolina Public Service Authority Revenue	5.000%	12/1/48		4,240	4,690
South Carolina Public Service Authority Revenue	5.000%	12/1/49		2,295	2,555
South Carolina Public Service Authority Revenue	5.000%	12/1/50		4,425	5,009
South Carolina Public Service Authority Revenue	5.500%	12/1/53		1,735	1,952
South Carolina Public Service Authority Revenue	5.500%	12/1/54		1,150	1,305
South Carolina Public Service Authority Revenue	5.000%	12/1/55		1,805	2,038
South Carolina Public Service Authority Revenue	5.250%	12/1/55		940	1,085
South Carolina Public Service Authority Revenue	4.000%	12/1/56		180	192
South Carolina Public Service Authority Revenue	5.000%	12/1/56		350	404
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/20		275	284
					51,183
Tennessee (0.4%)
Memphis TN Center City Revenue Finance Corp Revenue	5.250%	11/1/21	(Prere.)	770	832
Memphis TN GO	5.000%	4/1/26		6,175	7,368
Memphis-Shelby County TN Airport Authority Revenue	5.000%	4/1/35		500	524
Memphis-Shelby County TN Sports Authority Revenue (Memphis Arena)	5.375%	11/1/29		235	235

115

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/27		500	566
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22		775	852
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/23	(Prere.)	410	458
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24		465	536
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25		110	131
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27		720	888
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		500	573
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		3,000	3,479
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34		750	855
Shelby County TN GO	5.000%	3/1/24		675	783
Tennessee GO	5.000%	8/1/21		5,365	5,726
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/40		165	195
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/43		420	461
					24,462
Texas (11.1%)
Alamo Heights TX Independent School District GO	4.000%	2/1/30		330	380
Alamo TX Community College District GO	4.500%	8/15/33	(14)	60	60
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46		310	355
Aldine TX Independent School District GO	5.000%	2/15/22		1,250	1,358
Alief TX Independent School District GO	4.000%	2/15/30		2,480	2,803
Alief TX Independent School District GO	4.000%	2/15/31		2,580	2,902
Alvin TX Independent School District GO	4.000%	2/15/29		3,415	3,758
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/33		350	399
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/42		1,000	1,116
Austin TX GO	5.000%	9/1/20		1,250	1,290
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		315	348
Austin TX Water & Wastewater System Revenue	5.000%	11/15/39		535	610
Austin TX Water & Wastewater System Revenue	5.000%	11/15/41		200	214
Austin TX Water & Wastewater System Revenue	5.000%	11/15/42		105	116
Bexar County TX GO	5.000%	6/15/38		1,500	1,717
Bexar County TX GO	5.000%	6/15/43		2,365	2,802
Brownsville TX Utility System Revenue	4.000%	9/1/30		170	182
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/21	(Prere.)	205	216

116

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	275	291
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40		300	341
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43		1,125	1,218
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		100	113
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46		730	830
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		130	130
Colorado River Municipal Water District Texas Water System Revenue	5.000%	1/1/21	(Prere.)	160	167
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		350	416
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/27		445	512
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/27		690	837
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29		1,625	1,914
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/44		1,500	1,700
Dallas County TX Community College District GO	4.000%	2/15/28		730	850
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28		530	666
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	(2)	180	241
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	(2)	270	367
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36		3,000	3,554
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		4,145	4,864
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46		245	286
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48		105	122
Dallas TX GO	5.000%	2/15/23		3,200	3,578
Dallas TX GO	5.000%	2/15/27		1,565	1,794
Dallas TX GO	5.000%	2/15/28		2,200	2,514
Dallas TX Independent School District GO	5.000%	8/15/24		525	617
Dallas TX Independent School District GO	5.000%	8/15/28		1,075	1,254
Dallas TX Independent School District GO	4.000%	2/15/29		5,050	5,657
Dallas TX Independent School District GO	5.000%	8/15/29		175	192
Dallas TX Independent School District GO PUT	5.000%	2/15/22		765	828
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/23		515	589
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24		1,590	1,873
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/27		1,780	2,147

117

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/29		550	674
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30		695	847
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/31		195	237
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/36		105	112
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/37		535	586
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/39		315	325
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/41		50	55
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	395	410
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	9,800	10,170
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23		370	384
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/25		230	249
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29		120	124
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		410	465
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31		925	957
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31		235	269
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33		275	285
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33		1,625	1,853
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/34		1,730	1,790
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		170	176
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		5,830	6,031
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		210	231
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43		215	240
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45		1,370	1,459
Denton TX Independent School District	5.000%	8/15/48		1,000	1,198
El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29		665	773
Fort Bend County TX GO	5.000%	3/1/28		2,375	2,801
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/32		50	54
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/37		580	626

118

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Fort Bend TX Grand Parkway Toll Road Authority Revenue	4.000%	3/1/46		485	506
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29		740	848
Frisco TX Independent School District GO	5.000%	8/15/36		4,455	5,627
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43		5,000	6,030
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		16,650	18,827
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	4/1/53		3,670	4,079
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23		6,105	6,790
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/32		1,000	1,138
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/34		750	849
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/36		400	450
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/37		375	421
Harris County TX Flood Control District Revenue	5.000%	10/1/20	(Prere.)	1,840	1,904
Harris County TX Flood Control District Revenue	5.000%	10/1/20	(Prere.)	595	616
Harris County TX GO	5.000%	8/15/22		660	728
Harris County TX GO	5.000%	10/1/23		280	290
Harris County TX GO	5.000%	10/1/24		280	311
Harris County TX GO	5.000%	10/1/24		545	605
Harris County TX GO	5.000%	10/1/26		860	1,035
Harris County TX GO	5.000%	10/1/27		2,590	3,112
Harris County TX GO	5.000%	8/15/28		530	649
Harris County TX GO	5.000%	10/1/28		800	959
Harris County TX GO	5.000%	8/15/30		320	388
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		10,855	11,610
Harris County TX Sports Authority Revenue	5.000%	11/15/25	(4)	625	730
Harris County TX Sports Authority Revenue	5.000%	11/15/30		190	218
Harris County TX Sports Authority Revenue	0.000%	11/15/34	(4)	560	343
Harris County TX Sports Authority Revenue	0.000%	11/15/43	(4)	200	83
Harris County TX Toll Road Revenue	5.000%	8/15/23		515	586
Harris County TX Toll Road Revenue	5.000%	8/15/24		1,425	1,669
Harris County TX Toll Road Revenue	5.000%	8/15/29		850	931
Harris County TX Toll Road Revenue	5.000%	8/15/30		150	164
Harris County TX Toll Road Revenue	5.000%	8/15/36		1,075	1,277
Harris County TX Toll Road Revenue	5.000%	8/15/40		1,445	1,448
Hidalgo County TX GO	4.000%	8/15/43		3,850	4,265
Houston TX Airport System Revenue	5.000%	7/1/26		1,075	1,142
Houston TX Airport System Revenue	5.000%	7/1/29		500	633
Houston TX Community College System GO	5.000%	2/15/33		415	458
Houston TX Community College System GO	5.000%	2/15/34		130	143
Houston TX Community College System GO	5.000%	2/15/36		1,200	1,211

119

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Houston TX Community College System GO	5.000%	2/15/43		5,765	6,312
Houston TX GO	5.000%	3/1/20		2,500	2,531
Houston TX GO	5.000%	3/1/22	(Prere.)	225	244
Houston TX GO	5.000%	3/1/22	(Prere.)	225	245
Houston TX GO	5.000%	3/1/23		3,165	3,545
Houston TX GO	5.000%	3/1/25		100	119
Houston TX GO	5.000%	3/1/26		500	608
Houston TX GO	5.000%	3/1/27		2,460	3,037
Houston TX GO	5.000%	3/1/28		200	242
Houston TX GO	5.000%	3/1/30		6,000	7,652
Houston TX Independent School District GO	5.000%	2/15/21		100	105
Houston TX Independent School District GO	5.000%	2/15/21		260	273
Houston TX Independent School District GO	5.000%	2/15/22		3,240	3,520
Houston TX Independent School District GO	5.000%	2/15/22		1,060	1,152
Houston TX Independent School District GO	5.000%	2/15/23		405	455
Houston TX Independent School District GO	5.000%	2/15/23		1,020	1,145
Houston TX Independent School District GO	5.000%	2/15/24		3,310	3,829
Houston TX Independent School District GO	5.000%	2/15/25		2,540	3,025
Houston TX Independent School District GO	5.000%	2/15/26		1,740	2,126
Houston TX Independent School District GO	5.000%	2/15/27		125	152
Houston TX Independent School District GO	5.000%	2/15/29		195	236
Houston TX Independent School District GO	5.000%	2/15/30		715	862
Houston TX Independent School District GO	5.000%	2/15/31		3,335	3,990
Houston TX Independent School District GO	4.000%	2/15/33		500	568
Houston TX Independent School District GO PUT	2.400%	6/1/21		2,500	2,542
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	215	224
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	170	177
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	2,450	2,554
Houston TX Utility System Revenue	5.000%	5/15/21		1,625	1,719
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	400	431
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	750	808
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	100	108
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	175	189
Houston TX Utility System Revenue	5.000%	5/15/22		850	930
Houston TX Utility System Revenue	5.000%	5/15/23		170	192
Houston TX Utility System Revenue	5.000%	5/15/24		280	326
Houston TX Utility System Revenue	5.000%	11/15/24		265	313
Houston TX Utility System Revenue	5.000%	5/15/27		575	666
Houston TX Utility System Revenue	5.000%	11/15/30		1,000	1,217
Houston TX Utility System Revenue	5.000%	11/15/33		5,000	5,196
Houston TX Utility System Revenue	5.000%	11/15/35		225	271
Houston TX Utility System Revenue	5.000%	11/15/36		275	330
Houston TX Utility System Revenue	4.000%	11/15/37		60	67
Houston TX Utility System Revenue	5.000%	11/15/39		525	602
Houston TX Utility System Revenue	5.000%	11/15/44		75	86
Houston TX Utility System Revenue	4.000%	11/15/48		3,205	3,575
Houston TX Water & Sewer System Revenue	0.000%	12/1/27	(4)(ETM)	1,395	1,204
Klein TX Independent School District GO	4.000%	8/1/29		1,625	1,832
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	65	68
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	325	341
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	120	126
Laredo TX Independent School District GO	4.000%	8/1/28		1,640	1,826
Leander TX Independent School District GO	5.000%	8/15/26		440	500

120

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Leander TX Independent School District GO	5.000%	8/15/38		450	526
Leander TX Independent School District GO	5.000%	8/15/40		400	467
Leander TX Independent School District GO	0.000%	8/16/42		1,655	717
Leander TX Independent School District GO	5.000%	8/15/49		2,000	2,351
Lewisville TX Independent School District	5.000%	8/15/28		1,455	1,732
Lewisville TX Independent School District GO	5.000%	8/15/20		465	479
Lewisville TX Independent School District GO	5.000%	8/15/25		7,125	8,580
Lewisville TX Independent School District GO	4.000%	8/15/26		495	566
Lewisville TX Independent School District GO	4.000%	8/15/27		1,050	1,199
Lone Star College System Texas Financing Revenue	5.000%	2/15/43		565	590
Lone Star College System Texas GO	5.000%	2/15/24		450	521
Lone Star College System Texas GO	5.000%	8/15/38		35	35
Longview TX Independent School District GO	4.000%	2/15/30		4,480	5,060
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21		1,250	1,275
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35		905	923
Lower Colorado River Authority Texas Revenue	5.000%	5/15/37		1,335	1,444
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39		2,575	2,836
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		665	677
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		5,000	5,097
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		2,215	2,340
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	4.000%	5/15/31		1,250	1,321
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/40	(4)	100	102
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/41		275	289
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	3.875%	5/15/49		5,000	5,354
Midland County TX Fresh Water Supply Revenue	5.000%	9/15/40		440	478
Monahans-Wickett-Pyote TX Independent School District GO	3.000%	2/15/32		1,415	1,482
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/43		2,000	2,215
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/48		2,000	2,210
North East TX Regional Mobility Authority Revenue	5.000%	1/1/20		210	211
North East TX Regional Mobility Authority Revenue	5.000%	1/1/22		600	639

121

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		130	146
North Harris County TX Regional Water Authority Revenue	5.000%	12/15/30	(15)	3,395	3,751
North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31		360	413
North Texas Municipal Water District Water System Revenue	3.000%	9/1/33		2,250	2,359
North Texas Tollway Authority System Revenue	5.000%	1/1/20		300	302
North Texas Tollway Authority System Revenue	5.000%	1/1/21		455	475
North Texas Tollway Authority System Revenue	5.000%	1/1/21		2,650	2,766
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	3,035	3,201
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	670	707
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	625	668
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	1,790	1,912
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	2,345	2,504
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	170	182
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	125	134
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	205	220
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	220	236
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	265	284
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	1,960	2,111
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	170	183
North Texas Tollway Authority System Revenue	5.000%	1/1/22		2,055	2,220
North Texas Tollway Authority System Revenue	5.000%	1/1/22		4,410	4,764
North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,000	1,116
North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,500	1,672
North Texas Tollway Authority System Revenue	6.250%	2/1/23		100	101
North Texas Tollway Authority System Revenue	5.000%	1/1/25		1,030	1,147
North Texas Tollway Authority System Revenue	5.000%	1/1/25		2,220	2,550
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,000	1,147

122

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/27		1,845	2,111
North Texas Tollway Authority System Revenue	0.000%	1/1/29	(12)	455	377
North Texas Tollway Authority System Revenue	5.000%	1/1/29		1,585	1,898
North Texas Tollway Authority System Revenue	5.000%	1/1/29		2,460	2,878
North Texas Tollway Authority System Revenue	5.000%	1/1/30		375	426
North Texas Tollway Authority System Revenue	5.000%	1/1/30		230	268
North Texas Tollway Authority System Revenue	5.000%	1/1/30		1,000	1,194
North Texas Tollway Authority System Revenue	5.000%	1/1/31		615	696
North Texas Tollway Authority System Revenue	5.000%	1/1/31		1,000	1,190
North Texas Tollway Authority System Revenue	5.000%	1/1/31		1,000	1,184
North Texas Tollway Authority System Revenue	0.000%	1/1/32	(12)	155	116
North Texas Tollway Authority System Revenue	5.000%	1/1/32		1,470	1,703
North Texas Tollway Authority System Revenue	0.000%	1/1/33	(12)	105	76
North Texas Tollway Authority System Revenue	5.000%	1/1/33		250	289
North Texas Tollway Authority System Revenue	0.000%	1/1/34	(12)	235	165
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,265	1,462
North Texas Tollway Authority System Revenue	0.000%	1/1/35	(12)	200	136
North Texas Tollway Authority System Revenue	4.000%	1/1/35	(4)	250	279
North Texas Tollway Authority System Revenue	5.000%	1/1/35		2,915	3,363
North Texas Tollway Authority System Revenue	0.000%	1/1/36	(12)	8,500	5,588
North Texas Tollway Authority System Revenue	4.000%	1/1/36		4,350	4,865
North Texas Tollway Authority System Revenue	0.000%	1/1/37	(12)	415	264
North Texas Tollway Authority System Revenue	5.000%	1/1/38		600	687
North Texas Tollway Authority System Revenue	5.000%	1/1/38		2,370	2,611
North Texas Tollway Authority System Revenue	4.000%	1/1/39		215	235
North Texas Tollway Authority System Revenue	5.000%	1/1/39		5,940	6,936
North Texas Tollway Authority System Revenue	5.000%	1/1/40		3,440	3,782

123

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/40	(4)	640	707
North Texas Tollway Authority System Revenue	5.000%	1/1/42		2,190	2,337
North Texas Tollway Authority System Revenue	4.000%	1/1/43		4,120	4,576
North Texas Tollway Authority System Revenue	5.000%	1/1/43		1,675	2,006
North Texas Tollway Authority System Revenue	5.000%	1/1/43		3,410	4,019
North Texas Tollway Authority System Revenue	4.000%	1/1/44		2,500	2,789
North Texas Tollway Authority System Revenue	5.000%	1/1/45		835	947
North Texas Tollway Authority System Revenue	5.000%	1/1/48		800	953
North Texas Tollway Authority System Revenue	5.000%	1/1/48		8,190	9,598
North Texas Tollway Authority System Revenue	4.250%	1/1/49		2,000	2,236
Northside TX Independent School District GO PUT	2.750%	8/1/23		1,320	1,383
Port Authority of Houston TX GO	5.000%	10/1/39		4,415	4,557
Port of Houston Authority of Harris County Texas Tax Revenue	5.000%	10/1/35		135	139
Red River TX Education Finance Corp. Revenue (Texas Christian University Project)	5.000%	3/15/43		150	165
Richardson TX Independent School District GO	5.000%	2/15/25		1,385	1,647
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20		3,000	3,027
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20		2,000	2,018
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	(ETM)	240	242
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		1,220	1,277
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		1,360	1,474
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		785	851
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		490	549
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		1,240	1,389
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24		2,010	2,342
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/25		1,615	1,778
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/25		625	750
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27		670	824

124

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/29		240	293
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32		210	251
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39		535	602
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43		115	126
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44		190	213
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47		5,270	6,291
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48		10,250	11,263
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20		1,000	1,018
San Antonio TX GO	5.000%	2/1/20		635	641
San Antonio TX Independent School District GO	5.000%	2/15/24		540	626
San Antonio TX Independent School District GO	5.000%	8/15/48		1,975	2,300
San Antonio TX Public Facilities Corp. Lease Revenue	4.000%	9/15/33		150	159
San Antonio TX Public Facilities Corp. Lease Revenue	4.000%	9/15/34		70	74
San Antonio TX Water Revenue	5.000%	5/15/26		705	795
San Antonio TX Water Revenue	5.000%	5/15/33		575	697
San Jacinto TX Community College District GO	5.000%	2/15/44		11,755	14,330
Socorro TX Independent School District GO	5.000%	8/15/21	(Prere.)	1,075	1,146
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/37		5,640	6,120
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/52		1,955	2,102
Texas GO	5.000%	4/1/20		415	422
Texas GO	4.000%	8/27/20		7,000	7,160
Texas GO	5.000%	10/1/20		600	621
Texas GO	5.000%	4/1/21		200	211
Texas GO	5.000%	10/1/22		610	678
Texas GO	5.000%	10/1/22		6,000	6,437
Texas GO	5.000%	10/1/25		2,010	2,331
Texas GO	5.000%	10/1/26		125	145
Texas GO	5.000%	4/1/27		210	243
Texas GO	5.000%	10/1/27		360	421
Texas GO	5.000%	10/1/27		1,225	1,474
Texas GO	5.000%	10/1/28		140	161
Texas GO	5.000%	10/1/29		340	426
Texas GO	4.000%	10/1/31		425	468
Texas GO	5.000%	10/1/31		510	633
Texas GO	5.000%	10/1/44		11,520	13,234
Texas Municipal Power Agency Revenue	5.000%	9/1/40		215	221
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		6,255	6,311

125

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	6,930	7,189
Texas Private Activity Surface Transportation Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	255	265
Texas State University System Financing System Revenue	5.000%	3/15/20	170	172
Texas State University System Financing System Revenue	5.000%	3/15/21	210	221
Texas State University System Financing System Revenue	5.000%	3/15/27	1,535	1,902
Texas Transportation Commission GO	5.000%	10/1/20	260	269
Texas Transportation Commission GO	5.000%	10/1/21	600	644
Texas Transportation Commission GO	5.000%	4/1/22	1,605	1,753
Texas Transportation Commission GO	5.000%	4/1/23	785	886
Texas Transportation Commission GO	5.000%	4/1/24	3,000	3,492
Texas Transportation Commission GO	5.000%	10/1/24	2,055	2,428
Texas Transportation Commission GO	5.000%	10/1/25	755	889
Texas Transportation Commission GO	5.000%	4/1/26	640	698
Texas Transportation Commission GO	5.000%	4/1/26	2,225	2,577
Texas Transportation Commission GO	5.000%	10/1/26	825	996
Texas Transportation Commission GO	5.000%	4/1/28	2,260	2,605
Texas Transportation Commission GO	5.000%	4/1/29	200	230
Texas Transportation Commission GO	5.000%	10/1/29	780	932
Texas Transportation Commission GO	5.000%	10/1/30	2,495	2,898
Texas Transportation Commission GO	5.000%	4/1/31	300	344
Texas Transportation Commission GO	5.000%	10/1/31	1,850	2,204
Texas Transportation Commission GO	5.000%	10/1/32	1,000	1,238
Texas Transportation Commission GO	5.000%	10/1/33	805	995
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/23	225	258
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/28	2,790	3,345
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	160	197
Texas Transportation Commission Revenue	5.000%	4/1/20	4,480	4,550
Texas Transportation Commission Revenue	5.000%	10/1/20	500	517
Texas Transportation Commission Revenue	5.000%	4/1/21	2,210	2,328
Texas Transportation Commission Revenue	5.000%	10/1/21	1,960	2,102
Texas Transportation Commission Revenue	5.000%	10/1/21	310	332
Texas Transportation Commission Revenue	5.000%	4/1/22	3,630	3,959
Texas Transportation Commission Revenue	5.000%	10/1/22	1,620	1,796
Texas Transportation Commission Revenue	5.000%	4/1/24	1,790	2,078
Texas Transportation Commission Revenue	5.000%	10/1/24	165	194
Texas Transportation Commission Revenue	5.000%	10/1/24	140	165
Texas Transportation Commission Revenue	5.000%	4/1/25	270	313
Texas Transportation Commission Revenue	5.000%	10/1/25	485	586
Texas Transportation Commission Revenue	5.000%	10/1/25	2,420	2,924
Texas Transportation Commission Revenue	5.000%	10/1/26	875	1,079
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,223
Texas Transportation Commission Revenue	5.000%	4/1/34	100	115
Texas Transportation Commission Revenue	5.000%	8/15/41	1,033	1,111
Texas Transportation Commission Revenue	0.000%	8/1/49	5,750	1,517
Texas Transportation Commission Revenue	0.000%	8/1/50	585	145
Texas Transportation Commission Revenue	0.000%	8/1/51	5,195	1,214

126

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Transportation Commission Revenue	0.000%	8/1/52		5,000	1,102
Texas Transportation Commission Revenue	0.000%	8/1/53		500	104
Texas Transportation Commission Revenue	5.000%	8/1/57		2,000	2,336
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31		425	483
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		615	697
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		1,575	1,782
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		895	1,021
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		780	877
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/42		1,400	1,563
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20		2,585	2,623
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(2)	95	91
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/36		725	372
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/37		3,630	1,777
Texas Water Development Board Revenue	5.000%	4/15/25		115	138
Texas Water Development Board Revenue	5.000%	10/15/29		680	814
Texas Water Development Board Revenue	5.000%	10/15/30		195	232
Texas Water Development Board Revenue	5.000%	10/15/31		535	636
Texas Water Development Board Revenue	4.000%	10/15/33		1,000	1,155
Texas Water Development Board Revenue	4.000%	10/15/33		1,000	1,164
Texas Water Development Board Revenue	4.000%	10/15/34		1,985	2,288
Texas Water Development Board Revenue	4.000%	10/15/34		1,500	1,741
Texas Water Development Board Revenue	4.000%	10/15/35		4,135	4,767
Texas Water Development Board Revenue	4.000%	10/15/36		2,000	2,298
Texas Water Development Board Revenue	5.000%	10/15/40		4,385	5,143
Texas Water Development Board Revenue	5.000%	10/15/43		4,500	5,477
Texas Water Development Board Revenue	5.000%	10/15/45		440	513
Texas Water Development Board Revenue	5.000%	10/15/47		5,000	6,031
Texas Water Development Board Revenue	5.000%	4/15/49		6,000	7,317
Texas Water Development Board Revenue	4.000%	10/15/49		3,000	3,374
University of Houston Texas Revenue	4.000%	2/15/24		2,245	2,502
University of Houston Texas Revenue	5.000%	2/15/29		2,295	2,765
University of Houston Texas Revenue	5.000%	2/15/36		4,540	5,373
University of Texas Permanent University Fund Revenue	5.000%	7/1/24		825	965
University of Texas Permanent University Fund Revenue	5.000%	7/1/27		2,100	2,443
University of Texas Permanent University Fund Revenue	5.250%	7/1/30		365	493
University of Texas Permanent University Fund Revenue	4.000%	7/1/41		1,280	1,412
University of Texas Permanent University Fund Revenue	5.000%	7/1/41		300	335
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		110	113

127

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		155	165
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		680	726
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		4,110	4,542
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		315	359
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		140	160
University of Texas System Revenue Financing System Revenue	5.375%	8/15/23		605	699
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		240	282
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		2,310	2,717
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		435	526
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		6,300	7,622
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		595	720
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		3,245	4,014
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		2,980	3,687
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27		750	948
University of Texas System Revenue Financing System Revenue	5.000%	8/15/43		950	1,042
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/21	(Prere.)	795	848
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41	(15)	1,000	1,104
Ysleta TX Independent School District GO	4.000%	8/15/30		1,950	2,070
Ysleta TX Independent School District GO	5.000%	8/15/45		5,000	5,823
Ysleta TX Independent School District GO	5.000%	8/15/47		1,550	1,828
					712,999
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/21		9,305	9,893
Jordan UT School District GO	4.000%	6/15/29		2,450	2,774
University of Utah Revenue	5.000%	8/1/23	(Prere.)	565	645
University of Utah Revenue	5.000%	8/1/23	(Prere.)	95	108
University of Utah Revenue	5.000%	8/1/32		40	45
University of Utah Revenue	4.000%	8/1/33		400	456
Utah GO	5.000%	7/1/20		1,400	1,436
Utah GO	5.000%	7/1/21	(Prere.)	250	266
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		160	192
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27		410	490
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28		170	203
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30		180	214
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		3,900	4,398
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32		500	340

128

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37		395	459
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38		3,590	4,195
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41		3,765	4,173
					30,287
Vermont (0.0%)
University of Vermont & State Agricultural College GO	4.000%	10/1/40		100	108
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41		200	226
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46		200	225
					559
Virginia (1.3%)
Arlington County VA GO	5.000%	8/1/22		140	155
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		500	572
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	3,000	3,048
Fairfax County VA GO	5.000%	10/1/23		820	940
Fairfax County VA GO	4.000%	10/1/27		2,410	2,801
Fairfax County VA Public Improvement GO	5.000%	4/1/21		380	401
Fairfax County VA Public Improvement GO	5.000%	4/1/23		125	141
Fairfax County VA Sewer Revenue	5.000%	7/15/24		500	588
Fairfax VA GO	4.000%	1/15/31		120	127
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/55		2,000	2,247
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/48		2,685	3,256
Loudoun County VA GO	5.000%	11/1/19		100	100
Richmond VA GO	3.375%	3/1/41		1,450	1,534
Richmond VA Public Utility Revenue	5.000%	1/15/28		140	170
University of Virginia Revenue	5.000%	8/1/21		1,200	1,281
University of Virginia Revenue	5.000%	6/1/23	(Prere.)	400	454
Virginia Beach VA GO	3.000%	7/15/33		4,780	5,080
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	(Prere.)	3,610	4,305
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/28		1,295	1,482
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35		295	308
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36		5,000	5,190
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36		2,000	2,249

129

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Virginia Commonwealth Transportation Board Revenue	4.500%	5/15/21	(Prere.)	335	352
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	50	53
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	100	106
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		250	283
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23		410	469
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		1,375	1,705
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		560	704
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28		200	254
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/29		1,690	2,135
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		700	769
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/31		1,030	1,259
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		380	403
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34		1,785	2,055
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		250	287
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/36		250	285
	Virginia Commonwealth Transportation Board Revenue	3.250%	5/15/43		4,000	4,149
	Virginia GO	5.000%	6/1/27		180	216
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		2,250	2,642
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	(4)	2,325	2,646
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25		5,240	6,332
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/27		2,130	2,700
	Virginia Public School Authority Revenue	5.000%	8/1/22		445	491
	Virginia Public School Authority Revenue	5.000%	8/1/22		90	99
	Virginia Public School Authority Revenue	5.000%	8/1/23		800	884
	Virginia Public School Authority Revenue	5.000%	8/1/25		545	658
	Virginia Public School Authority Revenue	5.000%	8/1/26		310	374
	Virginia Public School Authority Revenue	5.000%	8/1/27		520	624
*	Virginia Public School Authority Revenue	5.000%	8/1/30		4,485	5,823
*	Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/31		1,455	1,870
*	Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/32		1,635	2,093
*	Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/33		1,395	1,793
						80,942

130

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (3.3%)
Central Puget Sound WA Region Transit Authority Sales & Use Tax Revenue	5.000%	11/1/35	1,125	1,337
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,360	1,626
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32	785	936
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	215	255
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,400	1,635
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/46	1,720	2,556
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/21	1,105	1,175
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/25	710	855
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	100	103
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	175	179
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/21	400	425
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/21	1,425	1,516
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	1,050	1,156
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	260	301
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	5,855	5,993
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	375	439
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	100	120
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26	4,255	4,520
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	570	717
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	1,405	1,636
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28	865	886
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28	530	649
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28	1,650	2,071
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/23	5,000	5,685
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,045	1,255
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	1,835	2,252
King County WA GO	4.000%	7/1/30	5,725	6,660

131

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
King County WA School District No. 411 GO	4.000%	12/1/31		2,175	2,482
King County WA Sewer Revenue	5.000%	7/1/20	(Prere.)	95	97
King County WA Sewer Revenue	5.000%	7/1/20	(Prere.)	30	31
King County WA Sewer Revenue	5.125%	1/1/21	(Prere.)	35	37
King County WA Sewer Revenue	5.125%	1/1/21	(Prere.)	30	31
King County WA Sewer Revenue	4.000%	7/1/33		415	466
King County WA Sewer Revenue	5.000%	7/1/39		3,525	3,926
King County WA Sewer Revenue	5.000%	1/1/52		405	430
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/23		4,040	4,594
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		2,990	3,275
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		965	1,026
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33		250	308
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/39		1,000	1,176
Pierce County WA Sewer Revenue	4.000%	8/1/42		55	57
Port of Seattle WA Revenue	5.000%	2/1/30		610	728
Port of Seattle WA Revenue	5.000%	8/1/30		6,060	6,637
Port of Seattle WA Revenue	5.000%	8/1/31		5,130	5,611
Port of Seattle WA Revenue	5.000%	6/1/40		700	713
Port of Tacoma WA GO	5.000%	12/1/27		2,000	2,481
Seattle WA GO	4.000%	10/1/27		1,230	1,338
Seattle WA GO	4.000%	12/1/27		1,430	1,561
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	(Prere.)	15	15
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20		835	843
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21	(Prere.)	270	284
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23		75	76
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47		500	550
Seattle WA Water System Revenue	4.000%	7/1/47		750	827
Spokane WA GO	4.000%	12/1/31		1,475	1,710
Tacoma WA Electric System Revenue	5.000%	1/1/38		4,315	4,790
University of Washington Biomedical Research Properties Lease Revenue	4.000%	1/1/48		255	274
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21		465	477
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25		125	127
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25		420	462
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		3,370	3,976
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29		200	235
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31		1,750	2,001
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33		585	659
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41		3,385	3,565
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/21		125	134
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		230	254
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		540	597
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/23		1,755	1,941
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/24		580	640

132

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO	5.000%	1/1/20		290	292
Washington GO	4.000%	2/1/20	(Prere.)	250	252
Washington GO	5.000%	7/1/20		400	410
Washington GO	5.000%	7/1/20		110	113
Washington GO	5.000%	7/1/20		1,360	1,395
Washington GO	5.000%	7/1/20		500	513
Washington GO	5.000%	8/1/20	(Prere.)	1,025	1,054
Washington GO	5.000%	1/1/21		150	157
Washington GO	5.250%	2/1/21	(Prere.)	700	735
Washington GO	5.000%	7/1/21		280	298
Washington GO	5.000%	7/1/21		300	319
Washington GO	5.000%	8/1/21		765	816
Washington GO	5.000%	7/1/22		100	110
Washington GO	5.000%	7/1/22		220	234
Washington GO	5.000%	8/1/22		5,500	6,074
Washington GO	5.000%	7/1/23		1,350	1,535
Washington GO	5.000%	7/1/23		245	279
Washington GO	5.000%	7/1/23		560	637
Washington GO	5.000%	7/1/23		1,505	1,656
Washington GO	5.000%	8/1/23		280	319
Washington GO	5.000%	7/1/24		645	755
Washington GO	5.000%	7/1/24		475	556
Washington GO	5.000%	7/1/24		135	148
Washington GO	5.000%	7/1/24		125	146
Washington GO	4.000%	7/1/25		1,455	1,559
Washington GO	5.000%	7/1/25		395	434
Washington GO	5.000%	7/1/25		210	249
Washington GO	5.000%	7/1/25		320	385
Washington GO	5.000%	7/1/25		135	153
Washington GO	5.000%	8/1/25		200	241
Washington GO	4.000%	7/1/26		475	484
Washington GO	4.000%	7/1/26		2,660	2,982
Washington GO	5.000%	7/1/26		150	182
Washington GO	4.000%	7/1/27		4,170	4,456
Washington GO	5.000%	7/1/28		205	241
Washington GO	5.000%	7/1/28		615	742
Washington GO	3.000%	7/1/29		275	285
Washington GO	5.000%	7/1/30		8,870	10,364
Washington GO	5.000%	8/1/30		75	85
Washington GO	5.000%	8/1/30		2,010	2,443
Washington GO	5.000%	7/1/31		600	699
Washington GO	5.000%	7/1/31		2,000	2,331
Washington GO	5.000%	8/1/31		970	1,095
Washington GO	5.000%	8/1/31		410	496
Washington GO	5.000%	7/1/32		2,795	3,252
Washington GO	5.000%	7/1/32		255	304
Washington GO	5.000%	8/1/32		2,000	2,362
Washington GO	5.000%	7/1/33		300	348
Washington GO	5.000%	7/1/33		1,640	1,949
Washington GO	5.000%	8/1/33		100	118
Washington GO	5.000%	8/1/34		165	186
Washington GO	5.000%	8/1/35		1,430	1,517
Washington GO	5.000%	8/1/35		5,000	6,128
Washington GO	5.000%	8/1/36		1,100	1,290

133

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO	5.000%	8/1/37		480	573
Washington GO	5.000%	8/1/37		3,520	4,116
Washington GO	5.000%	2/1/38		1,000	1,132
Washington GO	5.000%	8/1/38		200	224
Washington GO	5.000%	8/1/39		500	595
Washington GO	5.000%	8/1/39		3,070	3,577
Washington GO	5.000%	8/1/40		675	785
Washington GO	5.000%	8/1/40		7,410	8,798
Washington GO	5.000%	2/1/42		1,000	1,215
Washington St Convention Center Revenue	5.000%	7/1/48		2,500	2,994
Washington St Convention Center Revenue	5.000%	7/1/48		7,125	8,423
Washington St Convention Center Revenue	5.000%	7/1/58		1,425	1,687
Washington St Convention Center Revenue	5.000%	7/1/58		970	1,140
Washington State University General Revenue	5.000%	4/1/40		165	189
					209,991
West Virginia (0.1%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	160	164
West Virginia GO	5.000%	12/1/41		1,000	1,221
West Virginia University Revenue	5.000%	10/1/35		1,000	1,090
West Virginia University Revenue	5.000%	10/1/36		2,825	2,991
					5,466
Wisconsin (1.2%)
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/29		460	552
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/35		875	1,031
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/41		245	286
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/46		620	710
West De Pere WI School District GO	3.000%	4/1/32		2,885	3,057
Wisconsin Center District Tax revenue	5.250%	12/15/27	(4)	210	252
Wisconsin GO	5.000%	5/1/20		100	102
Wisconsin GO	5.000%	11/1/20		2,325	2,414
Wisconsin GO	5.000%	11/1/20		680	706
Wisconsin GO	5.000%	11/1/20		3,000	3,115
Wisconsin GO	5.000%	5/1/21		160	169
Wisconsin GO	5.000%	11/1/21		100	108
Wisconsin GO	5.000%	5/1/22		6,660	7,283
Wisconsin GO	5.000%	11/1/22		250	269
Wisconsin GO	5.000%	5/1/23	(Prere.)	520	587
Wisconsin GO	5.000%	11/1/23		205	235
Wisconsin GO	5.000%	11/1/23		3,075	3,422
Wisconsin GO	5.000%	5/1/24		1,680	1,838

134

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wisconsin GO	5.000%	11/1/24		1,185	1,401
	Wisconsin GO	5.000%	5/1/25		90	98
	Wisconsin GO	5.000%	5/1/25		8,375	9,909
	Wisconsin GO	5.000%	11/1/25		1,410	1,712
	Wisconsin GO	5.000%	5/1/26		75	89
	Wisconsin GO	5.000%	11/1/26		5,000	6,196
	Wisconsin GO	5.000%	11/1/26		105	130
	Wisconsin GO	5.000%	5/1/27		1,330	1,567
	Wisconsin GO	5.000%	5/1/28		4,250	4,997
	Wisconsin GO	5.000%	11/1/28		2,000	2,446
	Wisconsin GO	5.000%	5/1/29		1,000	1,123
	Wisconsin GO	5.000%	11/1/29		1,345	1,638
	Wisconsin GO	5.000%	11/1/32		3,000	3,693
	Wisconsin GO	5.000%	5/1/33		1,750	2,005
	Wisconsin GO	5.000%	5/1/34		975	1,143
	Wisconsin GO	4.000%	11/1/34		1,000	1,136
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	4.000%	12/1/46		300	325
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/37		670	749
	Wisconsin Transportation Revenue	5.000%	7/1/22		140	154
	Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	780	857
	Wisconsin Transportation Revenue	5.000%	7/1/28		2,795	3,508
	Wisconsin Transportation Revenue	5.000%	7/1/29		500	582
	Wisconsin Transportation Revenue	5.000%	7/1/30		1,900	2,206
						76,833
Total Tax-Exempt Municipal Bonds (Cost $6,148,691)						6,371,089

					Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
3	Vanguard Municipal Cash Management Fund
	(Cost $56,352)	1.198%			563,489	56,355
Total Investments (99.8%) (Costs $6,205,043)						6,427,444

135

Tax-Exempt Bond Index Fund

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	290
Receivables for Investment Securities Sold	254
Receivables for Accrued Income	77,216
Receivables for Capital Shares Issued	4,447
Other Assets	19
Total Other Assets	82,226
Liabilities
Payables for Investment Securities Purchased	(66,507)
Payables for Capital Shares Redeemed	(447)
Payables for Distributions	(99)
Payables to Vanguard	(228)
Total Liabilities	(67,281)
Net Assets (100%)	6,442,389

At October 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	6,208,166
Total Distributable Earnings (Loss)	234,223
Net Assets	6,442,389

ETF Shares—Net Assets
Applicable to 114,465,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,126,345
Net Asset Value Per Share—ETF Shares	$53.52

Admiral Shares—Net Assets
Applicable to 14,785,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	316,044
Net Asset Value Per Share—Admiral Shares	$21.38

• See Note A in Notes to Financial Statements.

* Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.

1 Step bond.

2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

136

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

137

Tax-Exempt Bond Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Interest[1]	124,315
Total Income	124,315
Expenses
The Vanguard Group—Note B
Investment Advisory Services	718
Management and Administrative—Investor Shares	5
Management and Administrative—ETF Shares	1,612
Management and Administrative—Admiral Shares	178
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	273
Marketing and Distribution—Admiral Shares	17
Custodian Fees	19
Auditing Fees	37
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	192
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	3,057
Net Investment Income	121,258
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	4,966
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	299,367
Net Increase (Decrease) in Net Assets Resulting from Operations	425,591

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $802,000, $3,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $2,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

138

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,258	68,495
Realized Net Gain (Loss)	4,966	(7,000)
Change in Unrealized Appreciation (Depreciation)	299,367	(90,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	425,591	(29,454)
Distributions
Net Investment Income
Investor Shares	(84)	(101)
ETF Shares	(110,795)	(59,904)
Admiral Shares	(6,281)	(3,994)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(117,160)	(63,999)
Capital Share Transactions
Investor Shares	(5,699)	1,905
ETF Shares	2,326,148	1,711,008
Admiral Shares	99,982	71,556
Net Increase (Decrease) from Capital Share Transactions	2,420,431	1,784,469
Total Increase (Decrease)	2,728,862	1,691,016
Net Assets
Beginning of Period	3,713,527	2,022,511
End of Period	6,442,389	3,713,527

See accompanying Notes, which are an integral part of the Financial Statements.

139

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares

	Nov. 1,				Aug. 21,
	2018 to				2015[2] to
	July 26,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2019[1]	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.01	$10.32	$10.33	$10.05	$10.00
Investment Operations
Net Investment Income	.181 [3]	.223 [3]	.197 [3]	.149	.034
Net Realized and Unrealized Gain (Loss) on Investments[4]	.628	(.317)	(.019)	.280	.048
Total from Investment Operations	.809	(.094)	.178	.429	.082
Distributions
Dividends from Net Investment Income	(.159)	(.216)	(.188)	(.149)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.159)	(.216)	(.188)	(.149)	(.032)
Net Asset Value, End of Period	$10.66[1]	$10.01	$10.32	$10.33	$10.05

Total Return[5]	8.14%	-0.93%	1.76%	4.28%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$5	$4	$2	$5
Ratio of Total Expenses to Average Net Assets	0.17%[6]	0.17%	0.19%	0.19%	0.20%[6]
Ratio of Net Investment Income to Average Net Assets	2.38%[6]	2.19%	1.94%	1.61%	1.88%[6]
Portfolio Turnover Rate[7]	18%[8]	22%	18%	8%	1%

1   Net asset value as of July 26, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.

2   Inception.

3   Calculated based on average shares outstanding.

4   Includes increases from purchase fees of $.00, $.00, $.01, $.00, and $.06.

5   Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

6   Annualized.

7   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

8   Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

140

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares

					Aug. 21,
					2015[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$50.12	$51.65	$51.67	$50.33	$50.00
Investment Operations
Net Investment Income	1.262[2]	1.161[2]	1.045[2]	.810	.170
Net Realized and Unrealized Gain (Loss) on Investments[3]	3.380	(1.595)	(.090)	1.343	.255
Total from Investment Operations	4.642	(.434)	.955	2.153	.425
Distributions
Dividends from Net Investment Income	(1.242)	(1.096)	(.975)	(.813)	(.095)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.242)	(1.096)	(.975)	(.813)	(.095)
Net Asset Value, End of Period	$53.52	$50.12	$51.65	$51.67	$50.33

Total Return	9.36%	-0.85%	1.89%	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,126	$3,509	$1,885	$550	$60
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.41%	2.28%	2.04%	1.71%	1.96%[4]
Portfolio Turnover Rate[5]	18%	22%	18%	8%	1%

1   Inception.

2   Calculated based on average shares outstanding.

3   Includes increases from purchase fees of $.00, $.00, $.02, $.02, and $.00.

4   Annualized.

5   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

141

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares

					Aug. 25,
					2015[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.01	$20.63	$20.65	$20.10	$19.98
Investment Operations
Net Investment Income	.499 [2]	.461 [2]	.415 [2]	.324	.066
Net Realized and Unrealized Gain (Loss)on Investments[3]	1.360	(.633)	(.039)	.550	.120
Total from Investment Operations	1.859	(.172)	.376	.874	.186
Distributions
Dividends from Net Investment Income	(.489)	(.448)	(.396)	(.324)	(.066)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.489)	(.448)	(.396)	(.324)	(.066)
Net Asset Value, End of Period	$21.38	$20.01	$20.63	$20.65	$20.10

Total Return[4]	9.37%	-0.84%	1.86%	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$316	$200	$134	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%[5]
Ratio of Net Investment Income to Average Net Assets	2.38%	2.27%	2.04%	1.71%	1.96%[5]
Portfolio Turnover Rate[6]	18%	22%	18%	8%	1%

1   Inception.

2   Calculated based on average shares outstanding.

3   Includes increases from purchase fees of $.00, $.00, $.01, $.01, and $.00.

4   Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5   Annualized.

6   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

142

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to July 26, 2019, the fund offered Investor Shares. Effective at the close of business on July 26, 2019, the remaining Investor Shares were converted to Admiral Shares.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

143

Tax-Exempt Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $290,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

144

Tax-Exempt Bond Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,371,089	—
Temporary Cash Investments	56,355	—	—
Total	56,355	6,371,089	—

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	5
Total Distributable Earnings (Loss)	(5)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	2
Undistributed Tax-Exempt Income	11,805
Undistributed Long-Term Gains	163
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	222,401

* The fund used capital loss carryforwards of $4,798,000 to offset taxable capital gains realized during the year ended October 31, 2019.

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,205,043
Gross Unrealized Appreciation	223,630
Gross Unrealized Depreciation	(1,229)
Net Unrealized Appreciation (Depreciation)	222,401

145

Tax-Exempt Bond Index Fund

E.   During the year ended October 31, 2019, the fund purchased $3,362,690,000 of investment securities and sold $888,532,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,085,834,000 and $10,201,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.   Capital share transactions for each class of shares were:

	Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	1,924	187	4,953	485
Issued in Lieu of Cash Distributions	71	7	86	8
Redeemed[2]	(7,694)	(728)	(3,134)	(306)
Net Increase (Decrease)—Investor Shares	(5,699)	(534)	1,905	187
ETF Shares
Issued[1]	2,336,368	44,661	1,826,481	35,804
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,220)	(200)	(115,473)	(2,300)
Net Increase (Decrease)—ETF Shares	2,326,148	44,461	1,711,008	33,504
Admiral Shares
Issued[1,2]	154,545	7,439	118,420	5,798
Issued in Lieu of Cash Distributions	5,176	247	3,218	159
Redeemed	(59,739)	(2,879)	(50,082)	(2,465)
Net Increase (Decrease)—Admiral Shares	99,982	4,807	71,556	3,492

1   Includes purchase fees for fiscal 2019 and 2018 of $369,000 and $306,000, respectively (fund totals).

2   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 652,000 and 20,000 shares, respectively, in the amount of $6,918,000 from the conversion during the year ended October 31, 2019.

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

146

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

147

Special 2019 tax information (unaudited) for Vanguard Tax-Exempt Bond Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

148

The S&P National AMT-Free Municipal Bond Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Tax-Exempt Bond Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Tax-Exempt Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Tax-Exempt Bond Index Fund particularly or the ability of the S&P National AMT-Free Municipal Bond Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P National AMT-Free Municipal Bond Index is the licensing of the Index and certain trademarks, service marks and/ or trade names of S&P Dow Jones Indices and/or its licensors. The S&P National AMT-Free Municipal Bond Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Tax-Exempt Bond Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Tax-Exempt Bond Index Fund into consideration in determining, composing or calculating the S&P National AMT-Free Municipal Bond Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Tax-Exempt Bond Index Fund or the timing of the issuance or sale of Vanguard Tax-Exempt Bond Index Fund or in the determination or calculation of the equation by which Vanguard Tax-Exempt Bond Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Tax-Exempt Bond Index Fund. There is no assurance that investment products based on the S&P National AMT-Free Municipal Bond Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P NATIONAL AMT-FREE MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD TAX-EXEMPT BOND INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P NATIONAL AMT-FREE MUNICIPAL BOND INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

149

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q14910 122019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)                                 Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2019: $231,000
Fiscal Year Ended October 31, 2018: $238,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2019: $9,568,215
Fiscal Year Ended October 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)                                Audit-Related Fees.

Fiscal Year Ended October 31, 2019: $3,012,031
Fiscal Year Ended October 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)                                 Tax Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)                                All Other Fees.

Fiscal Year Ended October 31, 2019: $0
Fiscal Year Ended October 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)                                 (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)                                Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)                                 For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  December 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2019

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.